Nationwide Multi-Cap Portfolio - July 31, 2020 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 5.0%
Principal
Amount ($) Value ($)
Automobiles 0.3%
Ford Credit Floorplan Master
Owner Trust, Series 2018-4,
Class A, 4.06%, 11/15/2030 1,150,000 1,246,177
Hertz Vehicle Financing II LP,
Series 2016-4A, Class A,
2.65%, 7/25/2022(a) 809,881 811,140
Toyota Auto Loan Extended
Note Trust, Series 2020-
1A, Class A, 1.35%,
5/25/2033(a) 3,150,000 3,233,115
5,290,432
Home Equity 0.4%
Aegis Asset-Backed Securities
Trust Mortgage Pass-
Through Certificates, Series
2005-4, Class M2, 0.64%,
10/25/2035(b) 2,330,000 2,115,358
Bear Stearns Asset-Backed
Securities I Trust, Series
2004-HE7, Class M1,
1.07%, 8/25/2034(b) 4,926,306 4,706,979
CWABS, Inc. Asset-Backed
Certificates Trust, Series
2004-6, Class 1A1, 0.71%,
12/25/2034(b) 1,062,691 1,002,893
RAAC Trust, Series 2005-
SP3, Class M2, 0.97%,
12/25/2035(b) 1,370,000 1,357,184
9,182,414
Other 3.8%
Acis CLO Ltd.
Series 2014-3A, Class A1A,
2.20%, 2/1/2026(a)(b) 366,494 366,246
Series 2014-3A, Class A2A,
2.24%, 2/1/2026(a)(b) 64,169 64,169
AGL CLO 6 Ltd., Series
2020-6A, Class A1, 0.00%,
7/20/2031(a)(b) 1,460,000 1,460,175
Allegro CLO XI Ltd., Series
2019-2A, Class A1A, 1.66%,
1/19/2033(a)(b) 2,500,000 2,473,692
AMMC CLO 21 Ltd., Series
2017-21A, Class A, 1.81%,
11/2/2030(a)(b) 392,000 386,046
Apex Credit CLO 2017 Ltd.,
Series 2017-1A, Class A1,
1.73%, 4/24/2029(a)(b) 2,267,886 2,249,067
Apidos CLO XII, Series 2013-
12A, Class AR, 1.36%,
4/15/2031(a)(b) 1,100,000 1,076,593
Ares XLIII CLO Ltd., Series
2017-43A, Class A, 1.50%,
10/15/2029(a)(b) 1,415,000 1,396,309
Avery Point V CLO Ltd.,
Series 2014-5A, Class AR,
1.25%, 7/17/2026(a)(b) 872,418 869,797
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Bain Capital Credit CLO,
Series 2020-1A, Class A1,
2.46%, 4/18/2033(a)(b) 2,250,000 2,216,027
Ballyrock CLO Ltd., Series
2019-2A, Class A1B, 2.13%,
11/20/2030(a)(b) 1,000,000 992,167
Benefit Street Partners CLO
IV Ltd., Series 2014-IVA,
Class A1RR, 1.52%,
1/20/2029(a)(b) 1,385,000 1,376,198
BlueMountain CLO Ltd.
Series 2012-2A, Class AR2,
1.43%, 11/20/2028(a)(b) 2,181,000 2,160,228
Series 2015-3A, Class A1R,
1.27%, 4/20/2031(a)(b) 1,215,000 1,179,963
BlueMountain CLO XXII Ltd.,
Series 2018-22A, Class A1,
1.36%, 7/15/2031(a)(b) 2,000,000 1,950,096
Canyon CLO Ltd., Series
2020-1A, Class A, 2.32%,
7/15/2028(a)(b) 1,750,000 1,753,731
Carlyle Global Market
Strategies CLO Ltd.
Series 2014-1A, Class
A1R2, 1.24%, 4/17/2031(a)
(b) 1,450,590 1,411,604
Series 2014-3RA, Class
A1A, 1.29%, 7/27/2031(a)
(b) 743,875 725,560
Carlyle US CLO Ltd.
Series 2017-1A, Class A1B,
1.50%, 4/20/2031(a)(b) 1,531,159 1,495,969
Series 2017-1A, Class A1A,
1.57%, 4/20/2031(a)(b) 447,417 438,396
Catskill Park CLO Ltd., Series
2017-1A, Class A2, 1.97%,
4/20/2029(a)(b) 1,300,000 1,278,047
CBAM Ltd., Series 2017-
1A, Class A1, 1.52%,
7/20/2030(a)(b) 1,050,000 1,041,390
Cumberland Park CLO Ltd.,
Series 2015-2A, Class BR,
1.67%, 7/20/2028(a)(b) 760,000 748,761
Denali Capital CLO X
LLC, Series 2013-1A,
Class A1LR, 1.29%,
10/26/2027(a)(b) 2,319,961 2,299,209
Dryden XXV Senior Loan
Fund, Series 2012-25A,
Class ARR, 1.18%,
10/15/2027(a)(b) 2,246,257 2,230,178
Flatiron CLO 17 Ltd., Series
2017-1A, Class A, 1.64%,
5/15/2030(a)(b) 2,340,000 2,309,805
Flatiron CLO Ltd., Series
2015-1A, Class AR, 1.17%,
4/15/2027(a)(b) 1,698,453 1,688,101

2 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Galaxy XXVI CLO Ltd., Series
2018-26A, Class A, 1.56%,
11/22/2031(a)(b) 450,000 439,380
GoldenTree Loan
Opportunities IX Ltd.,
Series 2014-9A, Class AR2,
1.38%, 10/29/2029(a)(b) 725,000 716,892
Greenwood Park CLO Ltd.,
Series 2018-1A, Class A2,
1.28%, 4/15/2031(a)(b) 1,500,000 1,464,310
Greywolf CLO V Ltd., Series
2015-1A, Class A1R,
1.40%, 1/27/2031(a)(b) 2,250,000 2,206,231
Grippen Park CLO Ltd., Series
2017-1A, Class A, 1.53%,
1/20/2030(a)(b) 1,850,000 1,831,104
Halcyon Loan Advisors
Funding Ltd., Series
2017-2A, Class A2, 1.97%,
1/17/2030(a)(b) 750,000 719,899
Jackson Mill CLO Ltd., Series
2015-1A, Class AR, 1.10%,
4/15/2027(a)(b) 1,371,740 1,354,509
JFIN CLO 2014 Ltd., Series
2014-1A, Class AR, 1.22%,
4/21/2025(a)(b) 486,729 483,300
KKR CLO Ltd., Series
21, Class A, 1.28%,
4/15/2031(a)(b) 1,160,000 1,123,249
LCM XIV LP, Series 14A,
Class AR, 1.31%,
7/20/2031(a)(b) 2,000,000 1,948,522
LCM XVIII LP, Series
19A, Class AR, 1.51%,
7/15/2027(a)(b) 250,000 249,119
LCM XXIV Ltd., Series
24A, Class A, 1.58%,
3/20/2030(a)(b) 1,250,000 1,231,776
Legacy Mortgage Asset Trust,
Series 2019-GS1, Class A1,
4.00%, 1/25/2059(a)(c) 2,913,298 2,918,102
Myers Park CLO Ltd., Series
2018-1A, Class B1, 1.87%,
10/20/2030(a)(b) 510,000 493,396
Neuberger Berman Loan
Advisers CLO 24 Ltd.,
Series 2017-24A, Class AR,
1.29%, 4/19/2030(a)(b) 500,000 491,588
Neuberger Berman Loan
Advisers CLO 29 Ltd.,
Series 2018-29A, Class A1,
1.40%, 10/19/2031(a)(b) 283,333 278,534
Newark BSL CLO 2 Ltd.,
Series 2017-1A, Class A1,
1.51%, 7/25/2030(a)(b) 835,000 826,109
Ocean Trails CLO IX, Series
2020-9A, Class A1, 0.00%,
10/15/2029(a)(b) 2,250,000 2,250,000
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Octagon Investment Partners
45 Ltd., Series 2019-
1A, Class A, 1.60%,
10/15/2032(a)(b) 1,600,000 1,577,594
OHA Loan Funding Ltd.,
Series 2013-2A, Class AR,
1.40%, 5/23/2031(a)(b) 500,000 490,421
Recette CLO Ltd., Series
2015-1A, Class AR, 1.19%,
10/20/2027(a)(b) 172,131 170,995
Regatta VI Funding Ltd.,
Series 2016-1A, Class AR,
1.35%, 7/20/2028(a)(b) 1,920,000 1,908,303
Romark CLO III Ltd., Series
2019-3A, Class A1, 1.64%,
7/15/2032(a)(b) 2,500,000 2,444,597
Seven Sticks CLO Ltd.,
Series 2016-1A, Class A1R,
1.33%, 7/15/2028(a)(b) 994,787 988,515
SoFi Consumer Loan Program
LLC, Series 2017-4, Class
B, 3.59%, 5/26/2026(a)(b) 970,000 977,325
Sudbury Mill CLO Ltd., Series
2013-1A, Class A1R,
1.42%, 1/17/2026(a)(b) 954,422 951,141
Sunnova Helios II Issuer LLC,
Series 2018-1A, Class A,
4.87%, 7/20/2048(a) 2,325,985 2,460,311
Symphony CLO XIX Ltd.,
Series 2018-19A, Class A,
1.23%, 4/16/2031(a)(b) 1,750,000 1,704,873
Symphony CLO XVIII Ltd.,
Series 2016-18A, Class B,
2.06%, 1/23/2028(a)(b) 750,000 735,144
THL Credit Wind River CLO
Ltd., Series 2017-3A, Class
A, 1.53%, 10/15/2030(a)(b) 466,489 459,123
Towd Point Mortgage Trust,
Series 2019-HY2, Class A1,
1.17%, 5/25/2058(a)(b) 2,139,251 2,139,251
Tralee CLO III Ltd., Series
2014-3A, Class AR, 1.30%,
10/20/2027(a)(b) 1,339,278 1,328,165
Tralee Clo VI Ltd., Series
2019-6A, Class AS, 1.54%,
10/25/2032(a)(b) 2,150,000 2,146,418
Tryon Park CLO Ltd.
Series 2013-1A, Class
A1SR, 1.17%, 4/15/2029(a)
(b) 1,750,000 1,727,771
Series 2013-1A, Class A2R,
1.78%, 4/15/2029(a)(b) 1,500,000 1,457,546
Venture 31 CLO Ltd., Series
2018-31A, Class A1, 1.30%,
4/20/2031(a)(b) 1,300,000 1,255,660

Nationwide Multi-Cap Portfolio - July 31, 2020 (Unaudited) - Statement of Investments - 3
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Voya CLO Ltd., Series 2016-
3A, Class A1R, 1.46%,
10/18/2031(a)(b) 2,200,000 2,156,944
85,743,641
Student Loan 0.5%
DRB Prime Student Loan
Trust, Series 2015-B, Class
A1, 2.07%, 10/27/2031(a)(b) 880,094 884,256
Earnest Student Loan
Program LLC, Series
2017-A, Class A2, 2.65%,
1/25/2041(a) 745,204 755,280
Navient Private Education
Refi Loan Trust, Series
2018-CA, Class B, 4.22%,
6/16/2042(a) 3,360,000 3,496,152
SLM Student Loan Trust,
Series 2005-7, Class A4,
0.39%, 10/25/2029(b) 477,082 467,747
SMB Private Education Loan
Trust, Series 2017-A, Class
B, 3.50%, 6/17/2041(a) 1,000,000 998,011
SoFi Professional Loan
Program LLC, Series 2019-
B, Class A1FX, 2.78%,
8/17/2048(a) 1,980,814 1,994,706
SoFi Professional Loan
Program Trust, Series
2020-C, Class AFX, 1.95%,
2/15/2046(a) 2,912,900 2,975,943
11,572,095
Total Asset-Backed Securities
(cost $111,416,456)
111,788,582
Collateralized Mortgage Obligations 1.8%
Connecticut Avenue Securities
Trust, Series 2019-R07,
Class 1M2, 2.27%,
10/25/2039(a)(b) 770,000 752,151
CSMC Trust, Series 2019-
RPL9, Class A1, 3.08%,
10/27/2059(a)(b) 2,412,231 2,418,687
Deephaven Residential
Mortgage Trust, Series
2020-2, Class A2, 2.59%,
5/25/2065(a) 2,760,000 2,766,326
DSLA Mortgage Loan Trust,
Series 2007-AR1, Class
1A1B, 0.33%, 4/19/2047(b) 1,201,472 986,143
FHLMC Structured Agency
Credit Risk Debt Notes
Series 2017-DNA2, Class
M2, 3.62%, 10/25/2029(b) 1,990,000 2,006,726
Series 2017-DNA3, Class
M2, 2.67%, 3/25/2030(b) 1,655,000 1,640,368
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
FNMA
Series 2014-C02, Class
1M2, 2.77%, 5/25/2024(b) 1,810,153 1,340,535
Series 2014-C02, Class
2M2, 2.77%, 5/25/2024(b) 1,169,491 993,622
Series 2014-C03, Class
1M2, 3.17%, 7/25/2024(b) 1,073,254 835,184
Series 2016-C02, Class
1M2, 6.17%, 9/25/2028(b) 1,077,944 1,107,497
Series 2016-C04, Class
1M2, 4.42%, 1/25/2029(b) 1,302,643 1,312,389
Series 2018-C01, Class
1M2, 2.42%, 7/25/2030(b) 1,913,659 1,845,367
GNMA REMICS
Series 2019-123, Class A,
3.00%, 10/20/2049 339,554 359,522
Series 2020-H09, Class FL,
1.34%, 5/20/2070(b) 700,473 729,888
GSMSC Resecuritization
Trust, Series 2015-
7R, Class A, 0.32%,
9/26/2037(a)(b) 2,325,549 2,281,397
Morgan Stanley Mortgage
Loan Trust, Series 2005-
2AR, Class A, 0.43%,
4/25/2035(b) 1,974,419 1,945,006
New Residential Mortgage
Loan Trust, Series 2017-
3A, Class A1, 4.00%,
4/25/2057(a)(b) 4,552,067 4,890,211
Residential Mortgage Loan
Trust, Series 2020-2, Class
A1, 1.65%, 5/25/2060(a)(b) 4,519,270 4,613,755
Seasoned Credit Risk Transfer
Trust
Series 2017-1, Class M1,
4.00%, 1/25/2056(a)(b) 3,230,000 3,218,585
Series 2020-1, Class M,
4.25%, 8/25/2059(a)(b) 3,130,000 2,798,461
WaMu Mortgage Pass-
Through Trust, Series 2004-
AR9, Class A7, 3.49%,
8/25/2034(b) 2,681,066 2,639,508
Total Collateralized Mortgage Obligations
(cost $43,128,652)
41,481,328
Commercial Mortgage-Backed Securities 2.9%
BAMLL Commercial Mortgage
Securities Trust , Series
2018-DSNY, Class A,
1.02%, 9/15/2034(a)(b) 2,500,000 2,405,946
BANK
Series 2017-BNK8, Class
A4, 3.49%, 11/15/2050 1,200,000 1,363,299
Series 2017-BNK9, Class
A4, 3.54%, 11/15/2054 1,406,400 1,599,119
Series 2017-BNK5, Class
A5, 3.39%, 6/15/2060 2,000,000 2,243,875

4 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
BBCMS Mortgage Trust ,
Series 2017-DELC, Class A,
1.02%, 8/15/2036(a)(b) 2,610,000 2,521,870
BHMS , Series 2018-
ATLS, Class D, 2.42%,
7/15/2035(a)(b) 3,830,000 3,340,274
BX Commercial Mortgage
Trust , Series 2019-
IMC, Class A, 1.17%,
4/15/2034(a)(b) 4,420,000 4,243,248
BX Trust , Series 2019-
MMP, Class A, 1.17%,
8/15/2036(a)(b) 2,020,000 1,992,729
CFK Trust
Series 2020-MF2, Class E,
3.46%, 3/15/2039(a)(b) 2,670,000 2,402,059
Series 2020-MF2, Class F,
3.46%, 3/15/2039(a)(b) 1,500,000 1,309,954
CHT Mortgage Trust , Series
2017-CSMO, Class A,
1.10%, 11/15/2036(a)(b) 1,670,000 1,619,000
Citigroup Commercial
Mortgage Trust , Series
2019-SST2, Class A,
1.09%, 12/15/2036(a)(b) 2,350,000 2,302,499
Credit Suisse Commercial
Mortgage Securities Corp. ,
Series 2019-SKLZ, Class A,
1.42%, 1/15/2034(a)(b) 3,700,000 3,553,274
Credit Suisse Mortgage
Capital Certificates , Series
2019-ICE4, Class A, 1.15%,
5/15/2036(a)(b) 4,260,000 4,249,306
GS Mortgage Securities Corp.
Trust
Series 2019-SOHO, Class
A, 1.07%, 6/15/2036(a)(b) 4,200,000 4,126,464
Series 2020-DUNE, Class
A, 1.27%, 12/15/2036(a)(b) 4,500,000 4,197,578
GS Mortgage Securities Trust
Series 2015-GS1, Class A3,
3.73%, 11/10/2048 2,000,000 2,221,153
Series 2017-GS8, Class A4,
3.47%, 11/10/2050 1,250,000 1,405,707
JP Morgan Chase Commercial
Mortgage Securities Trust
Series 2020-NNN, Class
FFL, 2.68%, 1/16/2037(a)(b) 3,616,000 3,201,943
Series 2020-NNN, Class
GFL, 3.18%, 1/16/2037(a)
(b) 3,610,000 2,989,203
Series 2020-NNN, Class
GFX, 4.69%, 1/16/2037(a)
(b) 3,550,000 3,119,726
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
JPMCC Commercial Mortgage
Securities Trust , Series
2017-JP6, Class A5, 3.49%,
7/15/2050 2,000,000 2,257,697
Morgan Stanley Capital I Trust
Series 2019-BPR, Class A,
1.57%, 5/15/2036(a)(b) 1,780,000 1,698,834
Series 2018-H4, Class XA,
IO, 0.86%, 12/15/2051(b) 21,353,820 1,205,086
Rosslyn Portfolio Trust , Series
2017-ROSS, Class A,
1.94%, 6/15/2033(a)(b) 2,047,593 2,006,637
Wells Fargo Commercial
Mortgage Trust , Series
2018-C44, Class A5, 4.21%,
5/15/2051 2,000,000 2,362,027
Total Commercial Mortgage-Backed
Securities
(cost $67,635,951) 65,938,507
Common Stocks 57.1%
Shares
Aerospace & Defense 0.9%
AAR Corp. 1,372 23,626
Aerojet Rocketdyne Holdings,
Inc. * 2,909 119,996
AeroVironment , Inc. * 884 67,670
Astronics Corp. * 988 8,596
Axon Enterprise, Inc. * 2,435 202,422
Boeing Co. (The) 21,527 3,401,266
BWX Technologies, Inc. 3,752 204,559
Cubic Corp. 1,279 53,718
Curtiss-Wright Corp. 1,648 146,870
Ducommun, Inc. * 455 16,357
General Dynamics Corp. 10,060 1,476,204
HEICO Corp. 4,860 407,396
Hexcel Corp. 3,377 125,962
Howmet Aerospace, Inc. 15,504 229,149
Huntington Ingalls Industries,
Inc. 1,573 273,246
Kaman Corp. 1,123 44,347
Kratos Defense & Security
Solutions, Inc. * 4,218 75,966
L3Harris Technologies, Inc. 8,493 1,429,627
Lockheed Martin Corp. 9,836 3,727,549
Maxar Technologies, Inc. 2,048 36,434
Mercury Systems, Inc. * 2,092 161,984
Moog, Inc., Class A 1,108 59,522
National Presto Industries, Inc. 211 18,017
Northrop Grumman Corp. 6,199 2,014,737
PAE, Inc. *(d) 2,540 20,015
Park Aerospace Corp. 856 9,228
Parsons Corp. * 895 31,173
Raytheon Technologies Corp. 57,150 3,239,262
Spirit AeroSystems Holdings,
Inc., Class A 4,289 83,936
Teledyne Technologies, Inc. * 1,435 440,114
Textron, Inc. 9,362 327,108

Nationwide Multi-Cap Portfolio - July 31, 2020 (Unaudited) - Statement of Investments - 5
Common Stocks
Shares Value ($)
Aerospace & Defense
TransDigm Group, Inc. 2,124 916,676
Triumph Group, Inc. 2,011 13,635
Vectrus , Inc. * 471 20,719
Virgin Galactic Holdings, Inc. * 2,387 53,588
19,480,674
Air Freight & Logistics 0.3%
Air Transport Services Group,
Inc. * 2,335 56,904
Atlas Air Worldwide Holdings,
Inc. * 1,003 52,236
CH Robinson Worldwide, Inc. 5,273 494,185
Echo Global Logistics, Inc. * 920 23,060
Expeditors International of
Washington, Inc. 6,558 554,217
FedEx Corp. 9,857 1,659,919
Forward Air Corp. 1,095 56,929
Hub Group, Inc., Class A * 1,263 66,813
Radiant Logistics, Inc. * 1,280 5,440
United Parcel Service, Inc.,
Class B 28,265 4,035,111
XPO Logistics, Inc. * 3,679 275,999
7,280,813
Airlines 0.1%
Alaska Air Group, Inc. 4,914 169,238
Allegiant Travel Co. 554 62,065
American Airlines Group,
Inc. (d) 20,437 227,259
Copa Holdings SA, Class A 1,329 55,074
Delta Air Lines, Inc. 26,068 650,918
Hawaiian Holdings, Inc. 1,937 23,031
JetBlue Airways Corp. * 10,963 113,357
Mesa Air Group, Inc. * 876 2,716
SkyWest, Inc. 1,961 51,594
Southwest Airlines Co. 23,952 739,877
Spirit Airlines, Inc. * 3,405 53,833
United Airlines Holdings, Inc. * 12,046 378,004
2,526,966
Auto Components 0.1%
Adient plc * 3,467 57,691
American Axle &
Manufacturing Holdings,
Inc. * 4,655 32,864
Aptiv plc 10,754 836,124
BorgWarner, Inc. 6,709 245,549
Cooper Tire & Rubber Co. 2,068 64,232
Cooper-Standard Holdings,
Inc. * 634 6,790
Dana, Inc. 5,937 67,860
Dorman Products, Inc. * 1,080 88,290
Fox Factory Holding Corp. * 1,476 131,364
Gentex Corp. 9,792 264,286
Gentherm , Inc. * 1,369 53,076
Goodyear Tire & Rubber Co.
(The) 9,790 88,208
LCI Industries 962 121,020
Lear Corp. 2,390 263,808
Modine Manufacturing Co. * 2,076 11,293
Common Stocks
Shares Value ($)
Auto Components
Motorcar Parts of America,
Inc. * 784 13,050
Standard Motor Products, Inc. 798 36,293
Stoneridge, Inc. * 1,084 22,461
Tenneco, Inc., Class A * 1,986 14,716
Visteon Corp. * 1,112 80,742
Workhorse Group, Inc. * 2,266 35,168
XPEL, Inc. Reg. S* 544 9,156
2,544,041
Automobiles 0.5%
Ford Motor Co. 157,016 1,037,876
General Motors Co. 50,342 1,253,012
Harley-Davidson, Inc. 6,235 162,297
Tesla, Inc. * 5,891 8,428,607
Thor Industries, Inc. 2,236 254,882
Winnebago Industries, Inc. 1,244 75,150
11,211,824
Banks 2.1%
1st Constitution Bancorp 318 3,930
1st Source Corp. 689 22,820
ACNB Corp. 393 8,096
Allegiance Bancshares, Inc. 769 18,756
Altabancorp 649 12,169
Amalgamated Bank, Class A 442 5,105
Amerant Bancorp, Inc. * 948 12,656
American National
Bankshares , Inc. 490 10,760
Ameris Bancorp 2,692 62,118
Ames National Corp. 311 5,753
Arrow Financial Corp. 556 15,179
Associated Banc-Corp. 5,940 76,270
Atlantic Capital Bancshares,
Inc. * 927 9,270
Atlantic Union Bankshares
Corp. 3,238 73,082
Auburn National Bancorp, Inc. 78 3,549
Banc of California, Inc. 1,991 21,344
BancFirst Corp. 636 27,704
Bancorp, Inc. (The) * 2,246 21,180
BancorpSouth Bank 4,180 87,487
Bank First Corp. 251 15,615
Bank of America Corp. 318,774 7,931,097
Bank of Commerce Holdings 565 4,266
Bank of Hawaii Corp. 1,661 94,062
Bank of Marin Bancorp 562 17,652
Bank of NT Butterfield & Son
Ltd. (The) 2,209 57,500
Bank of Princeton (The) 159 2,860
Bank OZK 5,193 124,892
Bank7 Corp. 101 1,001
BankFinancial Corp. 493 3,594
BankUnited , Inc. 3,856 77,660
Bankwell Financial Group, Inc. 198 2,950
Banner Corp. 1,334 47,264
Bar Harbor Bankshares 658 13,081
Baycom Corp. * 404 4,153
BCB Bancorp, Inc. 444 3,574
Berkshire Hills Bancorp, Inc. 1,996 19,880

6 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Banks
BOK Financial Corp. 1,248 69,514
Boston Private Financial
Holdings, Inc. 2,798 16,466
Bridge Bancorp, Inc. 744 13,459
Brookline Bancorp, Inc. 3,457 33,170
Bryn Mawr Bank Corp. 805 20,962
Business First Bancshares,
Inc. 557 7,597
Byline Bancorp, Inc. 1,071 13,880
C&F Financial Corp. 112 3,287
Cadence Bancorp 5,357 41,838
California Bancorp, Inc. * 259 3,395
Cambridge Bancorp 261 14,144
Camden National Corp. 607 19,236
Capital Bancorp, Inc. * 299 3,175
Capital City Bank Group, Inc. 612 11,524
Capstar Financial Holdings,
Inc. 523 5,308
Carter Bank & Trust 1,006 7,092
Cathay General Bancorp 3,380 81,728
CB Financial Services, Inc. 164 2,837
CBTX, Inc. 764 12,064
Central Pacific Financial Corp. 928 14,440
Central Valley Community
Bancorp 349 4,586
Century Bancorp, Inc., Class A 137 9,541
Chemung Financial Corp. 113 3,052
ChoiceOne Financial
Services, Inc. 230 6,555
CIT Group, Inc. 4,182 79,333
Citigroup, Inc. 85,431 4,272,404
Citizens & Northern Corp. 606 10,726
Citizens Financial Group, Inc. 18,146 450,202
Citizens Holding Co. 157 3,385
City Holding Co. 658 41,099
Civista Bancshares, Inc. 730 9,585
CNB Financial Corp. 672 10,974
Coastal Financial Corp. * 273 3,650
Codorus Valley Bancorp, Inc. 292 3,431
Colony Bankcorp , Inc. 240 2,561
Columbia Banking System,
Inc. 2,799 80,975
Comerica, Inc. 5,817 224,071
Commerce Bancshares, Inc. 4,149 237,572
Community Bank System, Inc. 2,104 118,308
Community Bankers Trust
Corp. 811 4,185
Community Financial Corp.
(The) 172 3,873
Community Trust Bancorp,
Inc. 701 21,458
ConnectOne Bancorp, Inc. 1,586 21,871
County Bancorp, Inc. 170 3,155
CrossFirst Bankshares , Inc. * 2,181 20,000
Cullen/Frost Bankers, Inc. 2,298 165,594
Customers Bancorp, Inc. * 1,219 14,445
CVB Financial Corp. 5,304 95,843
Delmar Bancorp 276 1,606
Dime Community Bancshares,
Inc. 1,229 14,435
Common Stocks
Shares Value ($)
Banks
Eagle Bancorp Montana, Inc. 223 3,445
Eagle Bancorp, Inc. 1,372 41,270
East West Bancorp, Inc. 5,939 205,846
Enterprise Bancorp, Inc. 431 9,266
Enterprise Financial Services
Corp. 1,017 29,554
Equity Bancshares, Inc.,
Class A * 642 9,078
Esquire Financial Holdings,
Inc. * 238 3,701
Evans Bancorp, Inc. 173 3,815
Farmers & Merchants
Bancorp, Inc. 483 10,380
Farmers National Banc Corp. 1,136 12,280
FB Financial Corp. 764 19,413
Fidelity D&D Bancorp, Inc. 118 5,388
Fifth Third Bancorp 30,105 597,885
Financial Institutions, Inc. 529 7,813
First Bancorp, Inc. (The) 495 9,969
First Bancorp/NC 1,178 24,337
First Bancorp/PR 8,144 44,303
First Bancshares, Inc. (The) 897 17,859
First Bank 579 3,781
First Busey Corp. 2,176 37,210
First Business Financial
Services, Inc. 256 3,807
First Capital, Inc. 111 5,940
First Choice Bancorp 337 5,099
First Citizens BancShares ,
Inc., Class A 266 113,281
First Commonwealth Financial
Corp. 3,254 25,609
First Community Bankshares ,
Inc. 754 14,748
First Community Corp. 245 3,283
First Financial Bancorp 3,903 54,310
First Financial Bankshares ,
Inc. 5,326 159,354
First Financial Corp. 589 19,690
First Foundation, Inc. 1,668 25,637
First Guaranty Bancshares,
Inc. 83 979
First Hawaiian, Inc. 5,467 95,016
First Horizon National Corp. 23,405 216,964
First Internet Bancorp 303 4,439
First Interstate BancSystem ,
Inc., Class A 1,775 51,670
First Merchants Corp. 2,271 55,481
First Mid Bancshares, Inc. 631 15,403
First Midwest Bancorp, Inc. 4,532 54,996
First Northwest Bancorp 316 3,239
First of Long Island Corp.
(The) 994 14,821
First Republic Bank 6,914 777,687
First Savings Financial Group,
Inc. 63 2,678
First United Corp. 195 2,108
First Western Financial, Inc. * 197 2,780
Flushing Financial Corp. 1,252 13,872
FNB Corp. 13,708 101,576

Nationwide Multi-Cap Portfolio - July 31, 2020 (Unaudited) - Statement of Investments - 7
Common Stocks
Shares Value ($)
Banks
FNCB Bancorp, Inc. 1,048 5,858
Franklin Financial Network,
Inc. 583 15,391
Franklin Financial Services
Corp. 151 3,642
Fulton Financial Corp. 6,601 64,030
FVCBankcorp , Inc. * 387 3,816
German American Bancorp,
Inc. 953 27,103
Glacier Bancorp, Inc. 3,815 134,708
Great Southern Bancorp, Inc. 518 18,684
Great Western Bancorp, Inc. 1,945 25,285
Guaranty Bancshares, Inc. 366 9,919
Hancock Whitney Corp. 3,652 69,607
Hanmi Financial Corp. 984 9,082
HarborOne Bancorp, Inc. (d) 2,177 18,853
Hawthorn Bancshares, Inc. 209 3,453
HBT Financial, Inc. 317 3,810
Heartland Financial USA, Inc. 1,411 44,080
Heritage Commerce Corp. 2,538 17,208
Heritage Financial Corp. 1,510 28,562
Hilltop Holdings, Inc. 3,009 58,585
Home BancShares , Inc. 6,326 103,304
HomeTrust Bancshares, Inc. 689 9,935
Hope Bancorp, Inc. 4,993 42,091
Horizon Bancorp, Inc. 1,804 18,238
Howard Bancorp, Inc. * 393 3,737
Huntington Bancshares, Inc. 43,355 401,901
Independent Bank Corp. 2,338 102,062
Independent Bank Group, Inc. 1,563 68,663
International Bancshares
Corp. 2,286 69,540
Investar Holding Corp. 368 4,905
Investors Bancorp, Inc. 9,638 78,261
JPMorgan Chase & Co. 124,500 12,031,680
KeyCorp 41,239 495,280
Lakeland Bancorp, Inc. 1,984 20,197
Lakeland Financial Corp. 1,017 45,012
Landmark Bancorp, Inc. 120 2,472
LCNB Corp. 618 7,737
Level One Bancorp, Inc. 175 2,830
Limestone Bancorp, Inc. * 142 1,502
Live Oak Bancshares, Inc. 1,159 19,715
M&T Bank Corp. 5,280 559,416
Macatawa Bank Corp. 2,054 14,789
Mackinac Financial Corp. 300 2,730
MainStreet Bancshares, Inc. * 218 2,819
Mercantile Bank Corp. 591 12,582
Meridian Corp. * 172 2,583
Metrocity Bankshares , Inc. 595 8,021
Metropolitan Bank Holding
Corp. * 316 9,347
Mid Penn Bancorp, Inc. 211 4,055
Middlefield Banc Corp. 175 3,087
Midland States Bancorp, Inc. 983 13,850
MidWestOne Financial Group,
Inc. 615 11,119
MVB Financial Corp. 288 3,807
National Bank Holdings Corp.,
Class A 1,184 32,892
Common Stocks
Shares Value ($)
Banks
National Bankshares , Inc. 306 7,674
NBT Bancorp, Inc. 1,743 51,924
Nicolet Bankshares , Inc. * 389 21,792
Northeast Bank 248 4,722
Northrim Bancorp, Inc. 334 7,689
Norwood Financial Corp. 211 5,110
Oak Valley Bancorp 252 3,226
OceanFirst Financial Corp. 2,382 36,492
OFG Bancorp 2,091 27,350
Ohio Valley Banc Corp. 263 5,181
Old National Bancorp 6,696 93,677
Old Second Bancorp, Inc. 972 8,087
Origin Bancorp, Inc. 893 21,200
Orrstown Financial Services,
Inc. 369 5,018
Pacific Premier Bancorp, Inc. 3,338 70,131
PacWest Bancorp 4,993 91,247
Park National Corp. 471 40,393
Parke Bancorp, Inc. 374 4,372
PCB Bancorp 420 3,864
Peapack -Gladstone Financial
Corp. 875 14,245
Penns Woods Bancorp, Inc. 218 4,404
Peoples Bancorp of North
Carolina, Inc. 167 2,764
Peoples Bancorp, Inc. 705 14,149
Peoples Financial Services
Corp. 310 11,132
People's United Financial, Inc. 17,290 186,559
Pinnacle Financial Partners,
Inc. 3,091 122,465
Plumas Bancorp 132 2,755
PNC Financial Services
Group, Inc. (The) 17,484 1,865,018
Popular, Inc. 3,574 132,631
Preferred Bank 612 22,797
Premier Financial Bancorp,
Inc. 415 4,399
Professional Holding Corp.,
Class A * 138 1,561
Prosperity Bancshares, Inc. 3,649 202,738
QCR Holdings, Inc. 672 20,079
RBB Bancorp 722 9,242
Red River Bancshares, Inc. 159 6,366
Regions Financial Corp. 40,545 440,319
Reliant Bancorp, Inc. 498 7,346
Renasant Corp. 2,220 51,571
Republic Bancorp, Inc.,
Class A 411 12,420
Republic First Bancorp, Inc. * 1,351 3,148
Richmond Mutual Bancorp,
Inc. 438 5,050
S&T Bancorp, Inc. 1,597 34,336
Salisbury Bancorp, Inc. 71 2,585
Sandy Spring Bancorp, Inc. 1,837 42,471
SB Financial Group, Inc. 235 2,919
SB One Bancorp 280 5,183
Seacoast Banking Corp. of
Florida * 1,972 37,231
Select Bancorp, Inc. * 483 3,772

8 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Banks
ServisFirst Bancshares, Inc. 2,009 73,509
Shore Bancshares, Inc. 395 3,662
Sierra Bancorp 463 8,140
Signature Bank 2,134 218,799
Silvergate Capital Corp.,
Class A * 504 6,890
Simmons First National Corp.,
Class A 4,523 75,037
SmartFinancial , Inc. 627 8,941
South Plains Financial, Inc. 366 4,890
South State Corp. 2,914 138,881
Southern First Bancshares,
Inc. * 355 8,662
Southern National Bancorp of
Virginia, Inc. 900 7,578
Southside Bancshares, Inc. 1,197 33,157
Spirit of Texas Bancshares,
Inc. * 581 6,769
Sterling Bancorp 8,035 90,394
Stock Yards Bancorp, Inc. 791 30,920
Summit Financial Group, Inc. 547 8,227
SVB Financial Group * 2,108 472,761
Synovus Financial Corp. 6,319 127,328
TCF Financial Corp. 6,199 170,411
Texas Capital Bancshares,
Inc. * 2,164 71,888
Tompkins Financial Corp. 607 39,170
Towne Bank 2,801 49,410
TriCo Bancshares 1,144 32,032
TriState Capital Holdings,
Inc. * 975 12,919
Triumph Bancorp, Inc. * 742 19,440
Truist Financial Corp. 56,225 2,106,189
Trustmark Corp. 2,686 60,489
UMB Financial Corp. 1,865 92,877
Umpqua Holdings Corp. 9,658 104,789
United Bankshares , Inc. 5,164 135,916
United Community Banks, Inc. 2,675 47,963
United Security Bancshares 474 2,967
Unity Bancorp, Inc. 289 3,615
Univest Financial Corp. 1,187 18,149
US Bancorp 55,889 2,058,951
Valley National Bancorp 16,257 121,440
Veritex Holdings, Inc. 1,723 28,809
Washington Trust Bancorp,
Inc. 701 23,371
Webster Financial Corp. 3,769 102,781
Wells Fargo & Co. 155,922 3,782,668
WesBanco , Inc. 2,667 52,887
West Bancorp, Inc. 711 11,668
Westamerica Bancorp 967 58,368
Western Alliance Bancorp 4,066 146,173
Wintrust Financial Corp. 2,409 103,105
Zions Bancorp NA 6,593 214,075
47,742,684
Beverages 0.8%
Boston Beer Co., Inc. (The),
Class A * 325 263,393
Brown-Forman Corp., Class A 8,933 607,934
Common Stocks
Shares Value ($)
Beverages
Celsius Holdings, Inc. * 1,202 17,633
Coca-Cola Co. (The) 154,500 7,298,580
Coca-Cola Consolidated, Inc. 165 37,877
Constellation Brands, Inc.,
Class A 6,404 1,141,193
Craft Brew Alliance, Inc. *(d) 598 8,856
Keurig Dr Pepper, Inc. 13,502 413,026
MGP Ingredients, Inc. 537 19,477
Molson Coors Beverage Co.,
Class B 7,092 266,092
Monster Beverage Corp. * 14,580 1,144,238
National Beverage Corp. * 458 29,381
New Age Beverages Corp. *(d) 3,377 7,666
PepsiCo, Inc. 54,939 7,562,903
Primo Water Corp. 6,346 90,177
18,908,426
Biotechnology 1.7%
89bio, Inc. * 83 2,522
AbbVie, Inc. 70,099 6,653,096
Abeona Therapeutics, Inc. * 1,940 5,529
ACADIA Pharmaceuticals,
Inc. * 4,415 183,532
Acceleron Pharma, Inc. * 1,908 189,216
ADMA Biologics, Inc. * 3,290 11,745
Aduro Biotech, Inc. * 2,145 6,049
Adverum Biotechnologies,
Inc. * 2,948 49,438
Aeglea BioTherapeutics , Inc. * 2,121 14,529
Affimed NV * 2,264 7,992
Agenus, Inc. * 5,703 17,337
Agios Pharmaceuticals, Inc. * 2,436 110,400
Aimmune Therapeutics, Inc. * 1,783 23,553
Akcea Therapeutics, Inc. * 680 7,371
Akebia Therapeutics, Inc. * 5,262 58,777
Akero Therapeutics, Inc. * 380 13,342
Albireo Pharma, Inc. * 555 15,684
Alector , Inc. * 1,854 29,052
Alexion Pharmaceuticals,
Inc. * 8,461 867,168
Alkermes plc * 6,349 114,345
Allakos , Inc. *(d) 935 70,190
Allogene Therapeutics,
Inc. *(d) 1,805 66,189
Alnylam Pharmaceuticals,
Inc. * 4,512 657,669
Amgen, Inc. 23,290 5,698,364
Amicus Therapeutics, Inc. * 10,034 144,991
AnaptysBio , Inc. * 934 16,775
Anavex Life Sciences Corp. * 1,627 6,866
Anika Therapeutics, Inc. * 581 21,148
Annexon , Inc. * 38 693
Apellis Pharmaceuticals, Inc. * 2,301 59,573
Applied Genetic Technologies
Corp. * 740 3,907
Applied Molecular Transport,
Inc. * 612 13,605
Applied Therapeutics, Inc. * 514 13,261
Aprea Therapeutics, Inc. * 341 9,354
Aptinyx , Inc. * 681 2,567

Nationwide Multi-Cap Portfolio - July 31, 2020 (Unaudited) - Statement of Investments - 9
Common Stocks
Shares Value ($)
Biotechnology
Aravive , Inc. * 401 2,362
Arcturus Therapeutics
Holdings, Inc. * 425 22,198
Arcus Biosciences, Inc. * 1,272 25,033
Arcutis Biotherapeutics , Inc. * 303 8,090
Ardelyx , Inc. * 3,139 17,735
Arena Pharmaceuticals, Inc. * 2,244 137,759
Arrowhead Pharmaceuticals,
Inc. * 3,774 162,546
Assembly Biosciences, Inc. * 1,219 27,062
Atara Biotherapeutics , Inc. * 2,295 28,435
Athenex , Inc. * 2,915 30,928
Athersys , Inc. *(d) 6,479 16,586
Atreca , Inc., Class A * 949 12,290
AVEO Pharmaceuticals, Inc. * 376 1,602
Avid Bioservices , Inc. * 1,883 13,972
Avrobio , Inc. * 1,109 18,798
Axcella Health, Inc. * 377 1,693
Beam Therapeutics, Inc. *(d) 622 12,029
Beyondspring , Inc. * 653 7,203
BioCryst Pharmaceuticals,
Inc. * 6,179 25,149
Biogen, Inc. * 6,443 1,769,828
Biohaven Pharmaceutical
Holding Co. Ltd. * 1,910 122,316
BioMarin Pharmaceutical,
Inc. * 7,202 862,872
BioSpecifics Technologies
Corp. * 275 17,231
Bioxcel Therapeutics, Inc. * 430 19,505
Black Diamond Therapeutics,
Inc. * 542 15,078
Bluebird Bio, Inc. * 2,598 157,699
Blueprint Medicines Corp. * 2,184 159,825
BrainStorm Cell Therapeutics,
Inc. * 748 10,135
Bridgebio Pharma, Inc. * 2,943 82,816
Cabaletta Bio, Inc. * 410 4,686
Calithera Biosciences, Inc. * 2,253 10,589
Calyxt , Inc. * 373 1,645
CareDx , Inc. * 1,717 57,262
CASI Pharmaceuticals, Inc. * 1,888 3,644
Castle Biosciences, Inc. * 340 13,165
Catabasis Pharmaceuticals,
Inc. * 528 3,052
Catalyst Biosciences, Inc. * 638 3,260
Catalyst Pharmaceuticals,
Inc. * 4,149 17,841
Cellular Biomedicine Group,
Inc. * 365 4,807
CEL-SCI Corp. *(d) 1,398 17,489
Centogene NV * 145 1,842
Checkpoint Therapeutics,
Inc. * 1,427 3,211
ChemoCentryx , Inc. * 1,725 90,925
Chimerix , Inc. * 1,541 4,793
Cidara Therapeutics, Inc. * 921 3,362
Clovis Oncology, Inc. *(d) 2,564 14,846
Cohbar , Inc. Reg. S * 812 1,210
Coherus Biosciences, Inc. *(d) 2,330 40,985
Common Stocks
Shares Value ($)
Biotechnology
Concert Pharmaceuticals,
Inc. * 1,316 12,199
Constellation
Pharmaceuticals, Inc. * 995 26,756
ContraFect Corp. * 397 2,207
Corbus Pharmaceuticals
Holdings, Inc. *(d) 2,959 18,553
Cortexyme , Inc. * 598 23,830
Crinetics Pharmaceuticals,
Inc. * 1,062 14,741
Cue Biopharma, Inc. * 934 17,662
Cyclerion Therapeutics, Inc. * 956 3,652
Cytokinetics, Inc. * 2,251 48,667
CytomX Therapeutics, Inc. * 1,803 12,639
Deciphera Pharmaceuticals,
Inc. * 1,554 72,059
Denali Therapeutics, Inc. * 2,658 62,250
DermTech , Inc. * 267 2,828
Dicerna Pharmaceuticals,
Inc. * 2,489 53,514
Dyadic International, Inc. * 554 4,809
Dynavax Technologies
Corp. *(d) 3,075 24,938
Eagle Pharmaceuticals, Inc. * 408 18,927
Editas Medicine, Inc. * 2,255 66,207
Eidos Therapeutics, Inc. * 456 18,286
Eiger BioPharmaceuticals ,
Inc. * 1,120 11,256
Emergent BioSolutions , Inc. * 1,761 195,894
Enanta Pharmaceuticals, Inc. * 764 35,029
Enochian Biosciences, Inc. * 537 2,067
Epizyme , Inc. * 3,462 47,914
Esperion Therapeutics,
Inc. *(d) 1,043 39,248
Evelo Biosciences, Inc. * 409 1,558
Exact Sciences Corp. * 5,923 561,204
Exelixis , Inc. * 12,077 278,858
Exicure , Inc. * 2,007 4,496
Fate Therapeutics, Inc. * 2,398 74,985
Fennec Pharmaceuticals,
Inc. * 720 6,080
FibroGen , Inc. * 3,345 135,372
Five Prime Therapeutics, Inc. * 855 5,045
Flexion Therapeutics, Inc. * 1,467 19,907
Fortress Biotech, Inc. * 1,684 4,673
Frequency Therapeutics,
Inc. *(d) 1,221 25,812
G1 Therapeutics, Inc. * 1,372 20,127
Galectin Therapeutics, Inc. * 1,037 2,707
Galera Therapeutics, Inc. * 322 2,241
Genprex , Inc. * 909 3,063
Geron Corp. * 8,388 13,337
Gilead Sciences, Inc. 50,236 3,492,909
Global Blood Therapeutics,
Inc. * 2,311 155,946
GlycoMimetics , Inc. * 1,238 4,878
Gossamer Bio, Inc. * 1,919 22,874
Gritstone Oncology, Inc. * 1,359 4,356
Halozyme Therapeutics, Inc. * 5,296 143,998
Harpoon Therapeutics, Inc. * 334 3,677

10 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Biotechnology
Heron Therapeutics, Inc. * 3,415 55,630
Homology Medicines, Inc. * 1,286 16,911
Hookipa Pharma, Inc. * 635 6,134
iBio , Inc. * 1,285 5,705
Ideaya Biosciences, Inc. * 389 4,905
IGM Biosciences, Inc. * 292 14,676
Immunic , Inc. * 138 2,374
ImmunoGen , Inc. * 6,874 28,252
Immunomedics , Inc. * 8,016 338,516
Immunovant , Inc. * 622 14,063
Incyte Corp. * 7,301 721,047
Inovio Pharmaceuticals, Inc. * 5,454 106,026
Inozyme Pharma, Inc. * 648 12,668
Insmed , Inc. * 3,854 100,666
Intellia Therapeutics, Inc. *(d) 1,808 32,200
Intercept Pharmaceuticals,
Inc. * 999 45,594
Invitae Corp. * 4,229 123,487
Ionis Pharmaceuticals, Inc. * 5,157 296,837
Iovance Biotherapeutics , Inc. * 5,192 150,931
Ironwood Pharmaceuticals,
Inc. * 6,060 55,570
iTeos Therapeutics, Inc. * 9 177
IVERIC bio, Inc. * 1,532 6,143
Jounce Therapeutics, Inc. * 510 2,336
Kadmon Holdings, Inc. * 6,501 23,794
KalVista Pharmaceuticals,
Inc. * 570 5,603
Karuna Therapeutics, Inc. * 624 51,043
Karyopharm Therapeutics,
Inc. * 2,932 47,059
Keros Therapeutics, Inc. * 218 6,998
Kezar Life Sciences, Inc. * 892 3,898
Kindred Biosciences, Inc. * 1,508 4,961
Kiniksa Pharmaceuticals Ltd.,
Class A * 847 16,533
Kodiak Sciences, Inc. * 1,132 52,446
Krystal Biotech, Inc. * 482 19,902
Kura Oncology, Inc. * 2,006 32,979
La Jolla Pharmaceutical Co. * 631 2,511
Lexicon Pharmaceuticals,
Inc. * 2,105 4,084
Ligand Pharmaceuticals, Inc. * 564 66,090
LogicBio Therapeutics, Inc. * 355 2,783
MacroGenics , Inc. * 1,966 49,936
Madrigal Pharmaceuticals,
Inc. * 346 35,503
Magenta Therapeutics, Inc. * 855 6,002
MannKind Corp. * 10,533 16,431
Marker Therapeutics, Inc. * 976 1,962
MediciNova , Inc. * 1,570 9,765
MEI Pharma, Inc. * 4,875 13,528
MeiraGTx Holdings plc * 852 11,067
Mersana Therapeutics, Inc. * 1,632 32,444
Minerva Neurosciences, Inc. * 1,434 4,997
Mirati Therapeutics, Inc. * 1,479 179,417
Mirum Pharmaceuticals, Inc. * 190 4,195
Moderna , Inc. *(d) 10,651 789,239
Molecular Templates, Inc. * 1,108 12,155
Common Stocks
Shares Value ($)
Biotechnology
Momenta Pharmaceuticals,
Inc. * 4,729 139,458
Morphic Holding, Inc. * 435 9,792
Mustang Bio, Inc. * 912 2,809
Myriad Genetics, Inc. * 2,863 34,556
NantKwest , Inc. * 886 9,905
Natera , Inc. * 2,718 130,518
Neoleukin Therapeutics, Inc. * 1,004 9,719
Neubase Therapeutics, Inc. * 573 4,260
NeuroBo Pharmaceuticals,
Inc. * 97 622
Neurocrine Biosciences, Inc. * 3,595 432,694
NextCure , Inc. * 681 6,075
Novavax , Inc. * 2,367 338,718
Nurix Therapeutics, Inc. * 19 368
Nymox Pharmaceutical Corp. * 1,194 3,845
Oncocyte Corp. * 1,463 1,975
OPKO Health, Inc. *(d) 14,725 75,834
Organogenesis Holdings,
Inc. * 755 2,778
Orgenesis , Inc. * 604 3,334
ORIC Pharmaceuticals,
Inc. *(d) 367 7,366
Ovid therapeutics, Inc. * 1,328 8,566
Oyster Point Pharma, Inc. * 167 3,736
Pandion Therapeutics, Inc. * 595 10,127
Passage Bio, Inc. * 627 9,806
PDL BioPharma , Inc. * 5,114 16,263
Pfenex , Inc. * 1,420 10,068
PhaseBio Pharmaceuticals,
Inc. * 409 1,636
Pieris Pharmaceuticals, Inc. * 1,484 3,814
Poseida Therapeutics, Inc. * 57 740
Precigen , Inc. *(d) 2,896 12,192
Precision BioSciences , Inc. * 1,538 9,782
Prevail Therapeutics, Inc. * 447 6,692
Principia Biopharma, Inc. * 1,124 93,966
Protagonist Therapeutics,
Inc. * 994 15,636
Protara Therapeutics, Inc. * 65 1,621
Prothena Corp. plc * 1,457 17,834
PTC Therapeutics, Inc. * 2,449 113,462
Puma Biotechnology, Inc. * 1,113 11,475
Radius Health, Inc. * 1,831 22,979
RAPT Therapeutics, Inc. * 392 8,467
Regeneron Pharmaceuticals,
Inc. * 3,857 2,437,894
REGENXBIO, Inc. * 1,356 44,884
Relay Therapeutics, Inc. * 12 426
Replimune Group, Inc. * 793 15,836
Retrophin , Inc. * 1,607 31,947
REVOLUTION Medicines,
Inc. * 670 16,160
Rhythm Pharmaceuticals,
Inc. * 1,319 25,351
Rigel Pharmaceuticals, Inc. * 7,017 16,139
Rocket Pharmaceuticals, Inc. * 1,354 31,860
Rubius Therapeutics, Inc. * 1,574 7,728
Sage Therapeutics, Inc. * 2,056 93,692
Sangamo Therapeutics, Inc. * 4,755 51,497

Nationwide Multi-Cap Portfolio - July 31, 2020 (Unaudited) - Statement of Investments - 11
Common Stocks
Shares Value ($)
Biotechnology
Sarepta Therapeutics, Inc. * 2,937 450,888
Savara , Inc. * 1,633 3,250
Scholar Rock Holding Corp. * 955 10,782
Seattle Genetics, Inc. * 4,803 798,595
Selecta Biosciences, Inc. * 1,953 4,648
Seres Therapeutics, Inc. * 1,413 5,285
Soleno Therapeutics, Inc. * 1,028 1,768
Solid Biosciences, Inc. * 903 2,375
Sorrento Therapeutics,
Inc. *(d) 6,830 60,924
Spectrum Pharmaceuticals,
Inc. * 4,860 14,531
Spero Therapeutics, Inc. * 519 6,072
SpringWorks Therapeutics,
Inc. * 911 38,836
Stoke Therapeutics, Inc. * 561 14,132
Sutro Biopharma, Inc. * 597 4,639
Syndax Pharmaceuticals,
Inc. * 1,260 17,779
Syros Pharmaceuticals, Inc. * 1,852 17,575
TCR2 Therapeutics, Inc. * 553 9,263
TG Therapeutics, Inc. * 3,710 72,642
Translate Bio, Inc. * 2,278 34,603
Turning Point Therapeutics,
Inc. * 1,094 64,798
Twist Bioscience Corp. * 1,173 65,735
Tyme Technologies, Inc. * 2,198 2,616
Ultragenyx Pharmaceutical,
Inc. * 2,194 171,483
United Therapeutics Corp. * 1,724 192,174
UNITY Biotechnology, Inc. * 1,523 14,362
UroGen Pharma Ltd. *(d) 816 18,025
Vanda Pharmaceuticals, Inc. * 2,083 20,997
Vaxart , Inc. * 854 8,019
Vaxcyte , Inc. * 465 14,606
VBI Vaccines, Inc. * 5,420 22,059
Veracyte , Inc. * 2,030 72,410
Verastem , Inc. * 5,403 7,240
Vericel Corp. * 1,784 29,418
Vertex Pharmaceuticals, Inc. * 10,443 2,840,496
Viela Bio, Inc. *(d) 893 32,693
Viking Therapeutics, Inc. *(d) 2,718 19,080
Vir Biotechnology, Inc. * 1,800 85,968
Voyager Therapeutics, Inc. * 1,077 11,922
vTv Therapeutics, Inc.,
Class A * 401 942
X4 Pharmaceuticals, Inc. * 536 3,977
XBiotech , Inc. *(d) 515 7,488
Xencor , Inc. * 2,206 66,379
XOMA Corp. * 198 3,307
Y- mAbs Therapeutics, Inc. * 1,177 41,348
Zentalis Pharmaceuticals,
Inc. * 490 16,905
ZIOPHARM Oncology,
Inc. *(d) 8,392 24,924
38,520,486
Building Products 0.3%
A O Smith Corp. 5,194 250,039
AAON, Inc. 1,670 98,948
Common Stocks
Shares Value ($)
Building Products
Advanced Drainage Systems,
Inc. 2,006 98,294
Allegion plc 3,613 359,349
Alpha Pro Tech Ltd. * 354 7,707
American Woodmark Corp. * 657 52,967
Apogee Enterprises, Inc. 1,091 23,555
Armstrong World Industries,
Inc. 1,883 134,145
Builders FirstSource , Inc. * 4,580 108,500
Caesarstone Ltd. 989 11,344
Carrier Global Corp. 34,672 944,465
Cornerstone Building Brands,
Inc. * 1,468 8,324
CSW Industrials, Inc. 587 39,206
Fortune Brands Home &
Security, Inc. 5,611 429,242
Gibraltar Industries, Inc. * 1,270 65,684
Griffon Corp. 1,484 33,939
Insteel Industries, Inc. 811 15,117
JELD-WEN Holding, Inc. * 2,685 52,626
Johnson Controls International
plc 29,728 1,143,933
Lennox International, Inc. 1,369 367,084
Masco Corp. 10,418 595,493
Masonite International Corp. * 913 77,012
Owens Corning 4,241 256,453
Patrick Industries, Inc. 855 54,677
PGT Innovations, Inc. * 2,276 38,851
Quanex Building Products
Corp. 1,364 19,164
Resideo Technologies, Inc. * 5,158 68,498
Simpson Manufacturing Co.,
Inc. 1,718 165,890
Trane Technologies plc 9,532 1,066,345
Trex Co., Inc. * 2,257 314,468
UFP Industries, Inc. 2,447 142,464
7,043,783
Capital Markets 1.5%
Affiliated Managers Group,
Inc. 1,925 132,421
Ameriprise Financial, Inc. 5,007 769,225
Apollo Global Management,
Inc. 6,981 342,767
Ares Management Corp. 4,168 166,470
Artisan Partners Asset
Management, Inc., Class A 2,365 85,684
Assetmark Financial Holdings,
Inc. * 740 20,609
Associated Capital Group,
Inc., Class A 184 7,441
B. Riley Financial, Inc. 813 20,740
Bank of New York Mellon
Corp. (The) 32,962 1,181,688
BGC Partners, Inc., Class A 12,747 35,309
BlackRock, Inc. 4,830 2,777,298
Blucora , Inc. * 2,063 24,323
Brightsphere Investment
Group, Inc. 2,654 35,670
Carlyle Group, Inc. (The) 5,076 144,514

12 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Capital Markets
Cboe Global Markets, Inc. 4,467 391,756
Charles Schwab Corp. (The) 47,642 1,579,332
CME Group, Inc. 14,255 2,368,896
Cohen & Steers, Inc. 1,079 64,934
Cowen, Inc., Class A 1,117 18,397
Diamond Hill Investment
Group, Inc. 145 16,534
Donnelley Financial Solutions,
Inc. * 1,371 11,859
E*TRADE Financial Corp. 9,092 461,601
Eaton Vance Corp. 4,729 170,906
Evercore , Inc., Class A 1,688 93,346
FactSet Research Systems,
Inc. 1,515 524,645
Federated Hermes, Inc.,
Class B 4,215 111,107
Focus Financial Partners, Inc.,
Class A * 1,262 46,631
Franklin Resources, Inc. 11,322 238,328
GAMCO Investors, Inc.,
Class A 215 2,535
Goldman Sachs Group, Inc.
(The) 13,931 2,757,781
Greenhill & Co., Inc. 736 8,817
Hamilton Lane, Inc., Class A 1,036 74,841
Houlihan Lokey , Inc. 1,879 102,969
Interactive Brokers Group,
Inc., Class A 2,917 144,683
Intercontinental Exchange,
Inc. 21,645 2,094,803
Invesco Ltd. 15,711 157,738
KKR & Co., Inc. 21,902 774,674
Lazard Ltd., Class A 3,342 97,987
Legg Mason, Inc. 3,363 168,116
LPL Financial Holdings, Inc. 3,242 256,183
MarketAxess Holdings, Inc. 1,477 763,166
Moelis & Co., Class A 2,294 68,338
Moody's Corp. 6,565 1,846,735
Morgan Stanley 40,942 2,001,245
Morningstar, Inc. 925 155,437
MSCI, Inc. 3,347 1,258,405
Nasdaq, Inc. 4,689 615,713
Northern Trust Corp. 7,861 615,909
Oppenheimer Holdings, Inc.,
Class A 673 14,261
Piper Sandler Cos. 789 48,847
PJT Partners, Inc., Class A 1,010 54,065
Pzena Investment
Management, Inc., Class A 647 3,390
Raymond James Financial,
Inc. 5,138 356,988
S&P Global, Inc. 9,641 3,376,760
Safeguard Scientifics, Inc. 621 3,534
Sculptor Capital Management,
Inc. 803 9,981
SEI Investments Co. 4,749 248,515
Siebert Financial Corp. * 348 1,204
Silvercrest Asset Management
Group, Inc., Class A 791 8,701
State Street Corp. 14,803 944,283
Common Stocks
Shares Value ($)
Capital Markets
Stifel Financial Corp. 2,941 142,580
StoneX Group, Inc. * 670 35,162
T. Rowe Price Group, Inc. 9,239 1,275,906
TD Ameritrade Holding Corp. 10,700 384,023
Tradeweb Markets, Inc.,
Class A 3,379 182,703
Value Line, Inc. 36 887
Virtu Financial, Inc., Class A 2,456 60,909
Virtus Investment Partners,
Inc. 346 47,028
Waddell & Reed Financial,
Inc., Class A 2,730 39,831
Westwood Holdings Group,
Inc. 386 4,385
WisdomTree Investments, Inc. 7,541 27,148
33,079,597
Chemicals 1.0%
Advanced Emissions
Solutions, Inc. 425 1,768
AdvanSix , Inc. * 1,183 14,728
AgroFresh Solutions, Inc. * 1,028 2,508
Air Products & Chemicals, Inc. 8,742 2,505,720
Albemarle Corp. 4,190 345,507
American Vanguard Corp. 1,261 16,973
Amyris , Inc. * 2,141 9,164
Ashland Global Holdings, Inc. 2,215 167,188
Avient Corp. 3,589 85,777
Axalta Coating Systems Ltd. * 8,324 184,793
Balchem Corp. 1,257 126,027
Cabot Corp. 2,330 84,998
Celanese Corp. 4,665 453,438
CF Industries Holdings, Inc. 8,449 264,707
Chase Corp. 305 30,671
Chemours Co. (The) 6,636 122,965
Corteva , Inc. 30,232 863,426
Dow, Inc. 29,829 1,224,779
DuPont de Nemours, Inc. 29,871 1,597,501
Eastman Chemical Co. 5,445 406,360
Ecolab, Inc. 9,945 1,860,511
Element Solutions, Inc. * 9,083 98,641
Ferro Corp. * 3,475 40,623
FMC Corp. 5,217 553,263
FutureFuel Corp. 1,141 15,038
GCP Applied Technologies,
Inc. * 2,026 46,233
Hawkins, Inc. 402 20,715
HB Fuller Co. 1,978 89,683
Huntsman Corp. 8,053 148,981
Ingevity Corp. * 1,732 101,287
Innospec , Inc. 966 72,614
International Flavors &
Fragrances, Inc. (d) 4,243 534,406
Intrepid Potash, Inc. * 4,026 3,648
Koppers Holdings, Inc. * 846 21,294
Kraton Corp. * 1,306 17,174
Kronos Worldwide, Inc. 979 11,004
Linde plc 20,943 5,133,339
Livent Corp. *(d) 5,987 37,539

Nationwide Multi-Cap Portfolio - July 31, 2020 (Unaudited) - Statement of Investments - 13
Common Stocks
Shares Value ($)
Chemicals
LyondellBasell Industries NV,
Class A 10,254 641,080
Marrone Bio Innovations, Inc. * 1,782 1,978
Minerals Technologies, Inc. 1,322 61,975
Mosaic Co. (The) 13,860 186,694
NewMarket Corp. 259 97,076
Olin Corp. 5,853 65,788
Orion Engineered Carbons SA 2,568 26,194
PPG Industries, Inc. 9,399 1,011,802
PQ Group Holdings, Inc. * 1,649 20,233
Quaker Chemical Corp. 497 96,418
Rayonier Advanced Materials,
Inc. * 2,486 7,234
RPM International, Inc. 5,102 416,272
Scotts Miracle- Gro Co. (The) 1,586 251,492
Sensient Technologies Corp. 1,714 89,488
Sherwin-Williams Co. (The) 3,290 2,131,657
Stepan Co. 832 90,854
Trecora Resources * 716 4,117
Tredegar Corp. 1,091 17,325
Trinseo SA 1,361 29,534
Tronox Holdings plc, Class A 3,053 23,264
Valvoline, Inc. 7,211 147,970
W R Grace & Co. 2,233 103,008
Westlake Chemical Corp. 1,406 76,627
22,913,071
Commercial Services & Supplies 0.3%
ABM Industries, Inc. 2,526 90,683
ACCO Brands Corp. 3,384 22,064
ADT, Inc. 4,690 40,381
Advanced Disposal Services,
Inc. * 2,721 82,065
Brady Corp., Class A 1,986 91,296
BrightView Holdings, Inc. * 1,246 15,102
Brink's Co. (The) 1,980 87,813
Casella Waste Systems, Inc.,
Class A * 1,741 96,469
CECO Environmental Corp. * 1,380 9,246
Cimpress plc * 711 71,100
Cintas Corp. 3,518 1,061,979
Clean Harbors, Inc. * 2,050 122,180
CompX International, Inc. 68 940
Copart , Inc. * 8,072 752,714
Covanta Holding Corp. 4,860 47,822
Deluxe Corp. 1,738 49,064
Ennis, Inc. 1,036 17,923
Harsco Corp. * 2,930 46,763
Healthcare Services Group,
Inc. 3,041 79,644
Heritage-Crystal Clean, Inc. * 669 9,319
Herman Miller, Inc. 2,250 52,717
HNI Corp. 1,776 52,747
IAA, Inc. * 4,386 190,133
Interface, Inc. 2,340 18,673
KAR Auction Services, Inc. 5,360 81,097
Kimball International, Inc.,
Class B 1,487 16,268
Knoll, Inc. 2,042 23,912
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Matthews International Corp.,
Class A 1,242 26,827
McGrath RentCorp 1,000 58,020
Montrose Environmental
Group, Inc. * 544 11,832
MSA Safety, Inc. 1,430 169,498
NL Industries, Inc. 307 1,124
PICO Holdings, Inc. * 508 4,125
Pitney Bowes, Inc. 6,522 21,783
Quad/Graphics, Inc. 1,470 4,572
Republic Services, Inc. 8,208 716,148
Rollins, Inc. 5,775 302,610
SP Plus Corp. * 951 15,111
Steelcase, Inc., Class A 3,550 38,092
Stericycle, Inc. * 3,696 223,368
Team, Inc. * 1,229 4,855
Tetra Tech, Inc. 2,112 187,229
UniFirst Corp. 583 108,718
US Ecology, Inc. 1,155 40,055
Viad Corp. 851 12,305
VSE Corp. 418 11,758
Waste Management, Inc. 16,612 1,820,675
7,008,819
Communications Equipment 0.5%
Acacia Communications, Inc. * 1,543 104,893
ADTRAN, Inc. 1,916 23,797
Applied Optoelectronics, Inc. * 628 8,924
Arista Networks, Inc. * 2,311 600,328
CalAmp Corp. * 1,336 10,528
Calix, Inc. * 2,068 42,415
Cambium Networks Corp. * 150 1,815
Casa Systems, Inc. * 982 5,509
Ciena Corp. * 6,053 360,214
Cisco Systems, Inc. 168,068 7,916,003
Clearfield, Inc. * 364 6,785
CommScope Holding Co.,
Inc. * 7,814 72,514
Comtech Telecommunications
Corp. 1,049 17,225
DASAN Zhone Solutions,
Inc. * 348 3,518
Digi International, Inc. * 1,215 14,726
EchoStar Corp., Class A * 2,001 54,627
Extreme Networks, Inc. * 4,884 22,222
F5 Networks, Inc. * 2,395 325,480
Genasys , Inc. * 1,086 4,561
Harmonic, Inc. * 3,619 20,194
Infinera Corp. * 6,334 49,975
Inseego Corp. *(d) 2,627 35,412
InterDigital , Inc. 1,287 77,246
Juniper Networks, Inc. 12,938 328,366
KVH Industries, Inc. * 490 3,979
Lumentum Holdings, Inc. * 2,914 270,507
Motorola Solutions, Inc. 6,784 948,403
NETGEAR, Inc. * 1,228 37,761
NetScout Systems, Inc. * 2,668 67,927
PCTEL, Inc. * 585 3,832
Plantronics, Inc. 1,366 27,306
Resonant, Inc. * 1,523 4,203

14 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Communications Equipment
Ribbon Communications, Inc. * 3,028 13,323
Ubiquiti, Inc. 333 61,705
ViaSat , Inc. * 2,259 85,752
Viavi Solutions, Inc. * 9,090 125,715
11,757,690
Construction & Engineering 0.1%
AECOM * 5,973 216,163
Aegion Corp. * 1,328 20,478
Ameresco , Inc., Class A * 997 27,597
API Group Corp. Reg. S *(a) 5,748 80,070
Arcosa , Inc. 1,984 83,764
Argan , Inc. 619 26,555
Comfort Systems USA, Inc. 1,336 66,413
Concrete Pumping Holdings,
Inc. * 859 3,213
Construction Partners, Inc.,
Class A * 848 14,034
Dycom Industries, Inc. * 1,250 53,537
EMCOR Group, Inc. 2,144 146,864
Fluor Corp. 5,419 55,220
Granite Construction, Inc. 1,926 32,665
Great Lakes Dredge & Dock
Corp. * 2,614 21,853
HC2 Holdings, Inc. * 1,401 3,797
IES Holdings, Inc. * 266 6,339
Jacobs Engineering Group,
Inc. 4,977 424,787
MasTec , Inc. * 2,266 90,141
MYR Group, Inc. * 563 20,645
Northwest Pipe Co. * 346 8,598
NV5 Global, Inc. * 434 24,625
Primoris Services Corp. 1,840 29,495
Quanta Services, Inc. 5,456 218,076
Sterling Construction Co.,
Inc. * 1,190 12,257
Tutor Perini Corp. * 1,640 19,303
Valmont Industries, Inc. 802 97,202
WillScot Mobile Mini Holdings
Corp. * 7,162 107,860
1,911,551
Construction Materials 0.1%
Eagle Materials, Inc. 1,691 135,669
Forterra , Inc. * 626 8,132
Martin Marietta Materials, Inc. 2,500 517,950
Summit Materials, Inc.,
Class A * 4,885 71,907
United States Lime &
Minerals, Inc. 69 6,224
US Concrete, Inc. * 702 17,424
Vulcan Materials Co. 5,333 626,201
1,383,507
Consumer Finance 0.3%
Ally Financial, Inc. 15,613 313,821
American Express Co. 27,018 2,521,320
Atlanticus Holdings Corp. * 151 1,234
Capital One Financial Corp. 19,286 1,230,447
Credit Acceptance Corp. * 407 190,451
Common Stocks
Shares Value ($)
Consumer Finance
Curo Group Holdings Corp. 623 4,355
Discover Financial Services 12,840 634,681
Encore Capital Group, Inc. * 1,259 45,991
Enova International, Inc. * 1,287 20,708
EZCORP, Inc., Class A * 2,054 11,749
FirstCash , Inc. 1,725 99,429
Green Dot Corp., Class A * 1,965 99,606
LendingClub Corp. * 2,907 15,174
LendingTree, Inc. * 324 112,198
Navient Corp. 8,327 66,283
Nelnet, Inc., Class A 697 40,426
OneMain Holdings, Inc. 2,799 80,331
Oportun Financial Corp. * 661 9,452
PRA Group, Inc. * 1,864 73,740
Regional Management Corp. * 422 6,410
Santander Consumer USA
Holdings, Inc. (d) 3,197 58,697
SLM Corp. 15,134 102,457
Synchrony Financial 24,174 534,971
World Acceptance Corp. * 219 16,272
6,290,203
Containers & Packaging 0.2%
Amcor plc 64,889 668,357
AptarGroup, Inc. 2,540 292,608
Ardagh Group SA 852 11,596
Avery Dennison Corp. 3,331 377,535
Ball Corp. 12,720 936,574
Berry Global Group, Inc. * 5,251 262,497
Crown Holdings, Inc. * 5,176 370,498
Graphic Packaging Holding
Co. 10,666 148,684
Greif, Inc., Class A 1,152 41,451
International Paper Co. 15,690 545,855
Myers Industries, Inc. 1,532 23,072
O-I Glass, Inc. 6,707 70,021
Packaging Corp. of America 3,681 353,818
Ranpak Holdings Corp. * 931 7,606
Sealed Air Corp. 6,187 220,752
Silgan Holdings, Inc. 3,151 120,526
Sonoco Products Co. 4,028 208,409
UFP Technologies, Inc. * 310 13,373
Westrock Co. 10,171 273,193
4,946,425
Distributors 0.1%
Core-Mark Holding Co., Inc. 1,811 48,028
Funko , Inc., Class A * 859 4,759
Genuine Parts Co. 5,643 508,716
Greenlane Holdings, Inc.,
Class A * 288 1,111
LKQ Corp. * 12,010 338,562
Pool Corp. 1,530 484,551
Weyco Group, Inc. 197 3,629
1,389,356
Diversified Consumer Services 0.1%
Adtalem Global Education,
Inc. * 2,164 74,312

Nationwide Multi-Cap Portfolio - July 31, 2020 (Unaudited) - Statement of Investments - 15
Common Stocks
Shares Value ($)
Diversified Consumer Services
American Public Education,
Inc. * 594 17,291
Aspen Group, Inc. * 651 5,729
Bright Horizons Family
Solutions, Inc. * 2,317 248,475
Carriage Services, Inc. 750 16,583
Chegg , Inc. * 4,760 385,417
Collectors Universe, Inc. 289 10,999
Franchise Group, Inc. 906 22,197
frontdoor , Inc. * 3,392 142,447
Graham Holdings Co., Class B 169 67,325
Grand Canyon Education,
Inc. * 1,841 163,370
H&R Block, Inc. 7,916 114,782
Houghton Mifflin Harcourt
Co. * 4,050 11,988
K12, Inc. * 1,578 72,257
Laureate Education, Inc.,
Class A * 4,407 55,881
OneSpaWorld Holdings
Ltd. (d) 1,808 10,052
Perdoceo Education Corp. * 2,742 39,485
Regis Corp. * 1,063 8,164
Service Corp. International 7,084 307,162
ServiceMaster Global
Holdings, Inc. * 5,117 209,234
Strategic Education, Inc. 867 109,424
Universal Technical Institute,
Inc. * 982 7,296
Vivint Smart Home, Inc. * 2,848 43,717
WW International, Inc. * 1,887 48,647
2,192,234
Diversified Financial Services 0.7%
Alerus Financial Corp. 506 9,806
A-Mark Precious Metals, Inc. * 156 3,758
Banco Latinoamericano de
Comercio Exterior SA,
Class E 1,267 14,786
Berkshire Hathaway, Inc.,
Class B * 77,781 15,227,964
Cannae Holdings, Inc. * 3,219 121,292
Equitable Holdings, Inc. 17,183 351,564
GWG Holdings, Inc. * 120 816
Jefferies Financial Group, Inc. 9,051 146,626
Marlin Business Services
Corp. 274 2,011
Morgan Group Holding Co. * 4 51
SWK Holdings Corp. * 143 1,805
Voya Financial, Inc. 5,489 271,157
16,151,636
Diversified Telecommunication Services 0.9%
Alaska Communications
Systems Group, Inc. 1,852 4,223
Anterix , Inc. * 536 23,359
AT&T, Inc. 285,148 8,434,678
ATN International, Inc. 458 26,394
Bandwidth, Inc., Class A * 756 109,454
CenturyLink, Inc. 44,882 433,111
Common Stocks
Shares Value ($)
Diversified Telecommunication Services
Cincinnati Bell, Inc. * 1,564 23,476
Cogent Communications
Holdings, Inc. 1,623 146,248
Consolidated Communications
Holdings, Inc. * 3,004 21,929
GCI Liberty, Inc., Class A * 3,942 309,013
IDT Corp., Class B * 464 3,021
Iridium Communications, Inc. * 4,811 131,773
Liberty Latin America Ltd.,
Class A * 6,640 68,025
Ooma , Inc. * 633 9,584
ORBCOMM, Inc. * 3,071 12,929
Verizon Communications, Inc. 166,012 9,542,370
Vonage Holdings Corp. * 9,479 113,274
19,412,861
Electric Utilities 1.0%
ALLETE, Inc. 2,044 121,209
Alliant Energy Corp. 9,894 532,792
American Electric Power Co.,
Inc. 19,902 1,729,086
Avangrid , Inc. 2,272 113,123
Duke Energy Corp. 29,445 2,495,169
Edison International 14,089 784,335
Entergy Corp. 7,998 840,830
Evergy , Inc. 8,859 574,329
Eversource Energy 13,381 1,205,227
Exelon Corp. 39,041 1,507,373
FirstEnergy Corp. 21,452 622,108
Genie Energy Ltd., Class B 399 3,244
Hawaiian Electric Industries,
Inc. 4,303 156,027
IDACORP, Inc. 2,001 186,593
MGE Energy, Inc. 1,394 92,464
NextEra Energy, Inc. 19,558 5,489,931
NRG Energy, Inc. 9,746 329,512
OGE Energy Corp. 8,097 266,391
Otter Tail Corp. 1,637 62,615
PG&E Corp. * 25,008 233,825
Pinnacle West Capital Corp. 4,499 373,777
PNM Resources, Inc. 3,149 132,982
Portland General Electric Co. 3,534 155,955
PPL Corp. 30,991 824,980
Southern Co. (The) 42,169 2,302,849
Spark Energy, Inc., Class A 425 3,209
Xcel Energy, Inc. 21,039 1,452,533
22,592,468
Electrical Equipment 0.3%
Acuity Brands, Inc. 1,572 155,785
Allied Motion Technologies,
Inc. 335 12,629
American Superconductor
Corp. * 669 6,222
AMETEK, Inc. 9,060 844,845
Atkore International Group,
Inc. * 1,876 50,033
AZZ, Inc. 1,061 33,506
Bloom Energy Corp., Class A * 3,303 40,164
Eaton Corp. plc 15,918 1,482,443

16 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Electrical Equipment
Emerson Electric Co. 23,785 1,474,908
Encore Wire Corp. 805 40,403
EnerSys 1,654 111,248
FuelCell Energy, Inc. *(d) 7,486 16,694
Generac Holdings, Inc. * 2,394 377,247
GrafTech International Ltd. 2,770 16,814
Hubbell, Inc. 2,156 290,995
LSI Industries, Inc. 898 5,262
nVent Electric plc 6,147 111,630
Orion Energy Systems, Inc. * 895 3,544
Plug Power, Inc. *(d) 13,182 101,633
Powell Industries, Inc. 395 10,487
Preformed Line Products Co. 99 4,877
Regal Beloit Corp. 1,611 148,164
Rockwell Automation, Inc. 4,614 1,006,498
Sensata Technologies Holding
plc * 6,134 232,969
Sunrun , Inc. * 4,581 168,077
Thermon Group Holdings,
Inc. * 1,395 18,902
TPI Composites, Inc. * 1,231 31,489
Ultralife Corp. * 265 1,882
Vertiv Holdings Co. * 8,140 118,030
Vicor Corp. * 727 59,229
Vivint Solar, Inc. * 1,599 32,524
7,009,133
Electronic Equipment, Instruments & Components 0.4%
Akoustis Technologies, Inc. * 934 7,416
Amphenol Corp., Class A 11,502 1,216,452
Arlo Technologies, Inc. * 3,073 12,968
Arrow Electronics, Inc. * 3,002 215,003
Avnet, Inc. 3,856 103,032
Badger Meter, Inc. 1,123 70,300
Bel Fuse, Inc., Class B 317 3,867
Belden, Inc. 1,783 56,343
Benchmark Electronics, Inc. 1,503 30,601
CDW Corp. 5,634 654,952
Cognex Corp. 6,549 437,932
Coherent, Inc. * 940 130,500
Corning, Inc. 29,947 928,357
CTS Corp. 1,257 24,964
Daktronics, Inc. 1,212 5,054
Dolby Laboratories, Inc.,
Class A 2,546 177,202
ePlus , Inc. * 526 39,208
Fabrinet * 1,473 106,984
FARO Technologies, Inc. * 721 43,137
Fitbit, Inc., Class A * 9,644 63,072
FLIR Systems, Inc. 5,168 215,299
II-VI, Inc. * 3,571 181,121
Insight Enterprises, Inc. * 1,425 71,022
Intellicheck , Inc. * 529 3,872
IPG Photonics Corp. * 1,380 247,034
Iteris , Inc. * 1,259 5,842
Itron , Inc. * 1,660 115,470
Jabil, Inc. 5,805 202,362
Keysight Technologies, Inc. * 7,515 750,673
Kimball Electronics, Inc. * 1,014 13,466
Knowles Corp. * 3,615 55,165
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Littelfuse , Inc. 908 161,306
Luna Innovations, Inc. * 970 5,500
Methode Electronics, Inc. 1,498 42,244
MTS Systems Corp. 765 14,191
Napco Security Technologies,
Inc. * 501 13,216
National Instruments Corp. 5,137 182,363
nLight , Inc. * 1,396 32,345
Novanta , Inc. * 1,329 137,791
OSI Systems, Inc. * 691 49,033
PAR Technology Corp. *(d) 654 20,117
PC Connection, Inc. 472 20,626
Plexus Corp. * 1,147 85,211
Powerfleet , Inc. * 804 3,602
Research Frontiers, Inc. * 807 2,728
Rogers Corp. * 705 84,029
Sanmina Corp. * 2,545 75,536
ScanSource , Inc. * 1,017 23,340
SYNNEX Corp. 1,453 181,247
Trimble, Inc. * 9,957 443,186
TTM Technologies, Inc. * 3,882 47,787
Vishay Intertechnology , Inc. 5,383 84,459
Vishay Precision Group, Inc. * 488 12,420
Wrap Technologies, Inc. * 411 4,028
Zebra Technologies Corp.,
Class A * 2,078 583,399
8,498,374
Energy Equipment & Services 0.1%
Archrock , Inc. 4,755 31,668
Aspen Aerogels, Inc. * 683 4,337
Baker Hughes Co. 26,305 407,464
Bristow Group, Inc. * 216 3,458
Cactus, Inc., Class A 1,928 43,611
ChampionX Corp. * 7,564 71,934
DMC Global, Inc. 605 17,775
Dril -Quip, Inc. * 1,436 47,804
Exterran Corp. * 1,218 6,054
Frank's International NV * 6,068 13,835
Halliburton Co. 35,646 510,807
Helix Energy Solutions Group,
Inc. * 6,014 25,199
Helmerich & Payne, Inc. 4,212 75,100
Liberty Oilfield Services, Inc.,
Class A 2,620 14,803
Matrix Service Co. * 1,093 9,569
Nabors Industries Ltd. 280 11,875
National Energy Services
Reunited Corp. * 700 4,683
National Oilwell Varco, Inc. 15,816 182,042
Newpark Resources, Inc. * 3,424 6,471
NexTier Oilfield Solutions,
Inc. * 6,738 16,980
Oceaneering International,
Inc. * 4,203 23,621
Oil States International, Inc. * 2,307 10,335
Patterson-UTI Energy, Inc. 6,701 25,966
ProPetro Holding Corp. * 3,243 17,415
RPC, Inc. * 2,514 7,467
Schlumberger Ltd. 56,803 1,030,406

Nationwide Multi-Cap Portfolio - July 31, 2020 (Unaudited) - Statement of Investments - 17
Common Stocks
Shares Value ($)
Energy Equipment & Services
SEACOR Holdings, Inc. * 799 23,235
Select Energy Services, Inc.,
Class A * 2,640 11,722
Solaris Oilfield Infrastructure,
Inc., Class A 1,210 8,785
Tidewater, Inc. * 1,655 10,294
Transocean Ltd. *(d) 23,015 46,951
US Silica Holdings, Inc. (d) 2,959 10,445
2,732,111
Entertainment 1.1%
Activision Blizzard, Inc. 30,126 2,489,311
AMC Entertainment Holdings,
Inc., Class A (d) 2,065 8,343
Cinemark Holdings, Inc. 4,301 50,881
Electronic Arts, Inc. * 11,286 1,598,323
Eros International plc *(d) 3,061 8,693
Gaia, Inc. * 360 3,305
Glu Mobile, Inc. * 4,977 46,983
IMAX Corp. * 2,016 22,761
Liberty Media Corp.-Liberty
Braves, Class C * 1,443 26,912
Liberty Media Corp.-Liberty
Formula One, Class A * 1,056 34,943
Liberty Media Corp-Liberty
Braves, Class A * 313 5,919
Liberty Media Corp-Liberty
Formula One, Class C * 7,849 278,168
Lions Gate Entertainment
Corp., Class A * 6,838 49,894
Live Nation Entertainment,
Inc. * 5,571 260,778
LiveXLive Media, Inc. * 899 2,724
Madison Square Garden
Entertainment Corp. * 752 53,287
Madison Square Garden
Sports Corp., Class A * 756 116,190
Marcus Corp. (The) 878 12,125
Netflix, Inc. * 17,083 8,351,537
Roku, Inc. * 3,995 618,785
Spotify Technology SA * 5,212 1,343,758
Take-Two Interactive
Software, Inc. * 4,404 722,344
Walt Disney Co. (The) 72,453 8,472,654
Warner Music Group Corp.,
Class A * 387 11,668
World Wrestling
Entertainment, Inc., Class A 1,829 85,250
Zynga, Inc., Class A * 35,054 344,581
25,020,117
Equity Real Estate Investment Trusts (REITs) 1.9%
Acadia Realty Trust 3,248 39,106
Agree Realty Corp. 2,015 134,945
Alexander & Baldwin, Inc. 2,840 33,569
Alexander's, Inc. 84 21,150
Alexandria Real Estate
Equities, Inc. 4,975 883,311
Alpine Income Property Trust,
Inc. 247 3,468
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
American Assets Trust, Inc. 2,011 54,297
American Campus
Communities, Inc. 5,481 195,343
American Finance Trust, Inc. 4,370 31,923
American Homes 4 Rent,
Class A 10,144 294,176
American Tower Corp. 17,382 4,543,481
Americold Realty Trust 7,957 321,065
Apartment Investment &
Management Co., Class A 5,798 225,078
Apple Hospitality REIT, Inc. 8,322 73,400
Armada Hoffler Properties,
Inc. 2,210 21,304
AvalonBay Communities, Inc. 5,592 856,247
Bluerock Residential Growth
REIT, Inc. 967 7,001
Boston Properties, Inc. 6,127 545,854
Brandywine Realty Trust 6,880 74,510
Brixmor Property Group, Inc. 11,705 134,725
Brookfield Property REIT, Inc.,
Class A 1,896 22,013
BRT Apartments Corp. 281 2,900
Camden Property Trust 3,703 336,269
CareTrust REIT, Inc. 3,829 68,999
CatchMark Timber Trust, Inc.,
Class A 1,970 19,227
Chatham Lodging Trust 1,971 10,269
CIM Commercial Trust Corp. 725 7,395
City Office REIT, Inc. 1,812 15,674
Clipper Realty, Inc. 525 3,507
Colony Capital, Inc. 20,486 39,333
Columbia Property Trust, Inc. 4,619 55,243
Community Healthcare Trust,
Inc. 872 39,877
CoreCivic , Inc. 4,966 44,247
CorEnergy Infrastructure
Trust, Inc. 583 5,107
CorePoint Lodging, Inc. 1,628 9,100
CoreSite Realty Corp. 1,598 206,222
Corporate Office Properties
Trust 4,342 114,976
Cousins Properties, Inc. 5,974 183,521
Crown Castle International
Corp. 16,586 2,764,886
CubeSmart 7,661 227,302
CyrusOne , Inc. 4,582 382,230
DiamondRock Hospitality Co. 7,719 35,662
Digital Realty Trust, Inc. 10,377 1,665,924
Diversified Healthcare Trust 9,224 35,927
Douglas Emmett, Inc. 6,369 185,593
Duke Realty Corp. 14,454 580,906
Easterly Government
Properties, Inc. 3,042 74,377
EastGroup Properties, Inc. 1,512 200,582
Empire State Realty Trust,
Inc., Class A 5,125 33,825
EPR Properties 3,108 88,982
Equinix , Inc. 3,498 2,747,609
Equity Commonwealth 4,511 142,412

18 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Equity LifeStyle Properties,
Inc. 6,780 463,210
Equity Residential 14,759 791,525
Essential Properties Realty
Trust, Inc. 3,698 59,538
Essex Property Trust, Inc. 2,576 568,626
Extra Space Storage, Inc. 4,991 515,770
Farmland Partners, Inc. 872 6,025
Federal Realty Investment
Trust 2,954 225,390
First Industrial Realty Trust,
Inc. 4,924 216,262
Four Corners Property Trust,
Inc. 2,854 71,921
Franklin Street Properties
Corp. 4,367 22,927
Front Yard Residential Corp. 2,029 17,591
Gaming and Leisure
Properties, Inc. 8,277 299,710
GEO Group, Inc. (The) 4,309 45,805
Getty Realty Corp. 1,463 43,349
Gladstone Commercial Corp. 1,296 23,587
Gladstone Land Corp. 636 10,227
Global Medical REIT, Inc. 1,522 18,097
Global Net Lease, Inc. 3,654 60,839
Healthcare Realty Trust, Inc. 5,264 154,235
Healthcare Trust of America,
Inc., Class A 8,621 238,026
Healthpeak Properties, Inc. 21,417 584,470
Hersha Hospitality Trust 1,333 6,345
Highwoods Properties, Inc. 4,082 156,504
Host Hotels & Resorts, Inc. 27,571 297,215
Hudson Pacific Properties,
Inc. 5,757 135,692
Independence Realty Trust,
Inc. 3,756 43,194
Industrial Logistics Properties
Trust 2,563 54,105
Innovative Industrial
Properties, Inc. 612 63,789
Investors Real Estate Trust 464 33,547
Invitation Homes, Inc. 21,605 644,261
Iron Mountain, Inc. 11,157 314,516
iStar , Inc. 2,900 33,669
JBG SMITH Properties 4,949 143,570
Jernigan Capital, Inc. 764 10,704
Kilroy Realty Corp. 4,542 264,662
Kimco Realty Corp. 16,262 181,321
Kite Realty Group Trust 3,381 33,370
Lamar Advertising Co.,
Class A 3,442 226,243
Lexington Realty Trust 10,193 118,239
Life Storage, Inc. 1,830 179,578
LTC Properties, Inc. 1,521 56,505
Macerich Co. (The) 5,659 43,178
Mack-Cali Realty Corp. 3,676 53,008
Medical Properties Trust, Inc. 20,553 413,732
Mid-America Apartment
Communities, Inc. 4,723 562,934
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Monmouth Real Estate
Investment Corp. 3,906 56,364
National Health Investors, Inc. 1,723 106,826
National Retail Properties, Inc. 6,823 241,875
National Storage Affiliates
Trust 2,511 77,389
New Senior Investment
Group, Inc. 3,445 11,713
NexPoint Residential Trust,
Inc. 883 33,757
Office Properties Income Trust 1,779 44,742
Omega Healthcare Investors,
Inc. 8,711 282,062
One Liberty Properties, Inc. 727 12,337
Outfront Media, Inc. 5,951 85,754
Paramount Group, Inc. 7,910 56,398
Park Hotels & Resorts, Inc. 9,681 80,062
Pebblebrook Hotel Trust 5,272 55,883
Physicians Realty Trust 7,785 140,441
Piedmont Office Realty Trust,
Inc., Class A 5,042 81,731
Plymouth Industrial REIT, Inc. 515 6,834
PotlatchDeltic Corp. 2,713 116,144
Preferred Apartment
Communities, Inc., Class A 1,972 14,258
Prologis, Inc. 29,383 3,097,556
PS Business Parks, Inc. 809 111,602
Public Storage 6,040 1,207,275
QTS Realty Trust, Inc.,
Class A 2,387 171,745
Rayonier, Inc. 5,461 151,707
Realty Income Corp. 13,624 818,121
Regency Centers Corp. 6,721 275,763
Retail Opportunity
Investments Corp. 4,577 49,752
Retail Properties of America,
Inc., Class A 8,083 51,408
Retail Value, Inc. 724 9,166
Rexford Industrial Realty, Inc. 3,654 171,482
RLJ Lodging Trust 6,855 54,909
RPT Realty 3,049 18,965
Ryman Hospitality Properties,
Inc. 2,011 64,392
Sabra Health Care REIT, Inc. 8,192 120,750
Safehold , Inc. 653 32,931
Saul Centers, Inc. 490 15,048
SBA Communications Corp. 4,327 1,348,034
Seritage Growth Properties,
Class A * 1,375 12,801
Service Properties Trust 6,563 43,972
Simon Property Group, Inc. 12,312 767,653
SITE Centers Corp. 5,935 43,504
SL Green Realty Corp. 3,109 144,568
Spirit Realty Capital, Inc. 4,129 142,285
STAG Industrial, Inc. 5,809 189,373
STORE Capital Corp. 8,982 212,784
Summit Hotel Properties, Inc. 3,292 17,053
Sun Communities, Inc. 3,869 580,079
Sunstone Hotel Investors, Inc. 8,828 66,033

Nationwide Multi-Cap Portfolio - July 31, 2020 (Unaudited) - Statement of Investments - 19
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Tanger Factory Outlet
Centers, Inc. 3,654 23,495
Taubman Centers, Inc. 2,268 87,817
Terreno Realty Corp. 2,662 161,743
UDR, Inc. 11,304 409,205
UMH Properties, Inc. 1,220 15,006
Uniti Group, Inc. 6,992 69,221
Universal Health Realty
Income Trust 513 35,695
Urban Edge Properties 4,847 50,797
Urstadt Biddle Properties, Inc.,
Class A 1,300 12,753
Ventas, Inc. 14,779 566,922
VEREIT, Inc. 44,125 287,254
VICI Properties, Inc. 18,950 411,404
Vornado Realty Trust 7,108 245,368
Washington REIT 3,299 73,766
Weingarten Realty Investors 4,750 81,035
Welltower , Inc. 16,417 879,294
Weyerhaeuser Co. 30,897 859,246
Whitestone REIT 1,611 10,633
WP Carey, Inc. 6,781 483,960
Xenia Hotels & Resorts, Inc. 4,729 37,643
43,648,598
Food & Staples Retailing 0.8%
Andersons, Inc. (The) 1,280 18,202
BJ's Wholesale Club Holdings,
Inc. * 5,302 212,345
Casey's General Stores, Inc. 1,442 229,552
Chefs' Warehouse, Inc. (The) * 996 11,484
Costco Wholesale Corp. 17,503 5,697,752
Grocery Outlet Holding Corp. * 2,689 118,289
HF Foods Group, Inc. * 1,277 11,314
Ingles Markets, Inc., Class A 590 23,747
Kroger Co. (The) 30,110 1,047,527
Natural Grocers by Vitamin
Cottage, Inc. 296 4,686
Performance Food Group
Co. * 5,265 147,525
PriceSmart , Inc. 869 56,807
Rite Aid Corp. *(d) 2,200 33,352
SpartanNash Co. 1,396 29,351
Sprouts Farmers Market, Inc. * 4,594 121,190
Sysco Corp. 19,663 1,039,190
United Natural Foods, Inc. * 1,870 37,119
US Foods Holding Corp. * 9,021 183,126
Village Super Market, Inc.,
Class A 257 6,489
Walgreens Boots Alliance, Inc. 29,341 1,194,472
Walmart, Inc. 55,092 7,128,905
Weis Markets, Inc. 398 19,828
17,372,252
Food Products 0.6%
Alico , Inc. 168 5,070
Archer-Daniels-Midland Co. 22,193 950,526
B&G Foods, Inc. 2,311 66,811
Beyond Meat, Inc. *(d) 2,011 253,185
Bridgford Foods Corp. * 61 982
Common Stocks
Shares Value ($)
Food Products
Bunge Ltd. 5,619 244,089
Calavo Growers, Inc. 675 38,995
Cal-Maine Foods, Inc. * 1,263 55,503
Campbell Soup Co. 6,958 344,908
Conagra Brands, Inc. 19,509 730,612
Darling Ingredients, Inc. * 6,357 177,551
Farmer Bros Co. * 726 3,615
Flowers Foods, Inc. 7,816 177,814
Fresh Del Monte Produce, Inc. 1,205 27,209
Freshpet , Inc. * 1,574 151,183
General Mills, Inc. 24,018 1,519,619
Hain Celestial Group, Inc.
(The) * 3,327 113,051
Hershey Co. (The) 5,896 857,337
Hormel Foods Corp. 11,023 560,630
Hostess Brands, Inc. * 4,824 61,168
Ingredion, Inc. 2,639 228,274
J & J Snack Foods Corp. 618 76,094
J M Smucker Co. (The) 4,399 481,031
John B Sanfilippo & Son, Inc. 362 31,918
Kellogg Co. 10,033 692,177
Kraft Heinz Co. (The) 26,163 899,484
Lamb Weston Holdings, Inc. 5,866 352,429
Lancaster Colony Corp. 758 120,211
Landec Corp. * 801 7,561
Limoneira Co. 694 9,355
McCormick & Co., Inc.
(Non-Voting) 4,864 947,994
Mondelez International, Inc.,
Class A 55,980 3,106,330
Pilgrim's Pride Corp. * 2,109 32,373
Post Holdings, Inc. * 2,448 217,236
Sanderson Farms, Inc. 750 83,621
Seaboard Corp. 11 29,736
Seneca Foods Corp., Class A * 205 8,032
Simply Good Foods Co.
(The) * 3,388 81,448
Tootsie Roll Industries, Inc. (d) 652 20,668
TreeHouse Foods, Inc. * 2,183 95,659
Tyson Foods, Inc., Class A 11,496 706,429
Vital Farms, Inc. * 52 1,834
14,569,752
Gas Utilities 0.1%
Atmos Energy Corp. 4,824 511,296
Brookfield Infrastructure Corp.,
Class A 1,337 61,021
Chesapeake Utilities Corp. 652 55,087
National Fuel Gas Co. 3,183 129,134
New Jersey Resources Corp. 3,831 118,991
Northwest Natural Holding Co. 1,200 64,188
ONE Gas, Inc. 2,072 156,850
RGC Resources, Inc. 245 5,684
South Jersey Industries, Inc. 3,714 86,648
Southwest Gas Holdings, Inc. 2,170 151,119
Spire, Inc. 1,922 118,511
UGI Corp. 8,212 273,788
1,732,317

20 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies 2.1%
Abbott Laboratories 68,885 6,932,586
ABIOMED, Inc. * 1,743 522,795
Accelerate Diagnostics, Inc. * 1,186 17,233
Accuray , Inc. * 4,134 9,219
Align Technology, Inc. * 3,063 899,971
Alphatec Holdings, Inc. * 1,524 7,574
AngioDynamics , Inc. * 1,505 12,431
Antares Pharma, Inc. * 5,713 14,911
Apyx Medical Corp. * 1,133 5,087
Aspira Women's Health, Inc. * 1,468 6,562
AtriCure , Inc. * 1,544 63,011
Atrion Corp. 60 37,206
Avanos Medical, Inc. * 1,981 60,757
Axogen , Inc. * 1,387 15,770
Axonics Modulation
Technologies, Inc. * 1,116 47,274
Baxter International, Inc. 20,238 1,748,158
Becton Dickinson and Co. 10,601 2,982,485
Bellerophon Therapeutics,
Inc. * 75 963
Beyond Air, Inc. * 388 2,410
BioLife Solutions, Inc. * 243 4,697
BioSig Technologies, Inc. * 669 6,034
Boston Scientific Corp. * 55,847 2,154,019
Cantel Medical Corp. 1,550 73,238
Cardiovascular Systems, Inc. * 1,420 43,282
Cerus Corp. * 6,237 44,470
Chembio Diagnostics, Inc. * 582 3,218
Co-Diagnostics, Inc. * 1,128 27,072
CONMED Corp. 1,034 85,346
Cooper Cos., Inc. (The) 1,929 545,772
CryoLife , Inc. * 1,455 28,242
CryoPort , Inc. * 1,292 42,817
Cutera , Inc. * 686 9,762
CytoSorbents Corp. * 1,497 14,334
Danaher Corp. 24,848 5,064,022
Dentsply Sirona, Inc. 8,545 381,107
DexCom , Inc. * 3,629 1,580,575
Edwards Lifesciences Corp. * 24,497 1,920,810
Electromed , Inc. * 251 4,164
Envista Holdings Corp. * 6,234 136,338
FONAR Corp. * 200 4,924
GenMark Diagnostics, Inc. * 2,824 50,437
Glaukos Corp. * 1,649 72,061
Globus Medical, Inc., Class A * 2,950 142,131
Haemonetics Corp. * 1,971 172,778
Heska Corp. * 290 27,904
Hill-Rom Holdings, Inc. 2,591 251,897
Hologic , Inc. * 10,280 717,338
ICU Medical, Inc. * 770 141,472
IDEXX Laboratories, Inc. * 3,319 1,320,132
Inogen , Inc. * 737 22,626
Insulet Corp. * 2,503 509,010
Integer Holdings Corp. * 1,321 86,882
Integra LifeSciences Holdings
Corp. * 2,799 133,652
IntriCon Corp. * 295 3,186
Intuitive Surgical, Inc. * 4,616 3,163,991
Invacare Corp. 1,705 12,003
iRadimed Corp. * 168 3,743
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
iRhythm Technologies, Inc. * 1,080 134,438
Lantheus Holdings, Inc. * 2,796 37,690
LeMaitre Vascular, Inc. 699 20,502
LivaNova plc * 1,940 90,288
Masimo Corp. * 1,899 418,008
Medtronic plc 53,114 5,124,439
Meridian Bioscience, Inc. * 1,705 41,755
Merit Medical Systems, Inc. * 2,195 98,160
Mesa Laboratories, Inc. 162 38,384
Milestone Scientific, Inc. * 1,487 2,870
Misonix , Inc. * 472 5,867
Natus Medical, Inc. * 1,288 23,931
Nemaura Medical, Inc. * 193 1,224
Neogen Corp. * 2,067 158,684
Nevro Corp. * 1,323 175,906
Novocure Ltd. * 3,916 296,794
NuVasive , Inc. * 2,031 116,051
OraSure Technologies, Inc. * 2,541 46,119
Orthofix Medical, Inc. * 734 22,541
OrthoPediatrics Corp. * 489 20,631
PAVmed , Inc. * 1,277 2,541
Penumbra, Inc. * 1,286 285,376
Pulse Biosciences, Inc. * 453 4,643
Quidel Corp. * 1,428 403,367
Quotient Ltd. * 2,753 21,584
Repro-Med Systems, Inc. * 758 7,906
ResMed , Inc. 5,624 1,138,916
Retractable Technologies,
Inc. * 422 5,051
Rockwell Medical, Inc. * 2,031 3,493
SeaSpine Holdings Corp. * 881 8,255
Shockwave Medical, Inc. * 1,044 51,490
SI-BONE, Inc. * 1,073 18,348
Sientra , Inc. * 1,472 5,594
Silk Road Medical, Inc. * 1,354 62,907
Soliton, Inc. * 233 1,501
STAAR Surgical Co. * 1,825 106,197
Stereotaxis , Inc. * 1,434 5,521
STERIS plc 3,321 530,131
Stryker Corp. 13,786 2,664,834
Surgalign Holdings, Inc. * 2,621 7,365
Surmodics , Inc. * 555 26,246
Tactile Systems Technology,
Inc. * 713 29,219
Tandem Diabetes Care, Inc. * 2,286 238,796
Tela Bio, Inc. * 202 2,351
Teleflex, Inc. 1,851 690,608
TransMedics Group, Inc. * 871 15,730
Utah Medical Products, Inc. 159 12,959
Vapotherm , Inc. * 676 35,314
Varex Imaging Corp. * 1,539 24,132
Varian Medical Systems, Inc. * 3,636 518,930
Venus Concept, Inc. * 684 1,956
ViewRay , Inc. * 4,375 12,119
VolitionRX Ltd. * 718 2,319
West Pharmaceutical
Services, Inc. 2,931 788,058
Wright Medical Group NV * 5,048 151,541
Zimmer Biomet Holdings, Inc. 8,193 1,104,908

Nationwide Multi-Cap Portfolio - July 31, 2020 (Unaudited) - Statement of Investments - 21
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Zynex , Inc. * 743 14,206
48,270,583
Health Care Providers & Services 1.5%
1Life Healthcare, Inc. *(d) 843 24,961
Acadia Healthcare Co., Inc. * 3,409 101,622
AdaptHealth Corp. * 268 5,221
Addus HomeCare Corp. * 530 51,097
Amedisys , Inc. * 1,226 287,080
American Renal Associates
Holdings, Inc. * 510 3,289
AmerisourceBergen Corp. 5,759 576,994
AMN Healthcare Services,
Inc. * 1,897 104,221
Anthem, Inc. 10,000 2,738,000
Apollo Medical Holdings, Inc. * 296 4,958
Avalon GloboCare Corp. * 512 829
BioTelemetry , Inc. * 1,369 58,265
Brookdale Senior Living, Inc. * 7,864 21,783
Cardinal Health, Inc. 11,584 632,718
Centene Corp. * 23,342 1,523,065
Chemed Corp. 605 297,775
Cigna Corp. 14,279 2,465,840
Community Health Systems,
Inc. * 2,720 13,546
CorVel Corp. * 372 29,570
Covetrus , Inc. * 3,771 83,565
Cross Country Healthcare,
Inc. * 1,596 10,350
CVS Health Corp. 52,079 3,277,852
DaVita, Inc. * 3,289 287,426
Encompass Health Corp. 3,863 262,993
Ensign Group, Inc. (The) 1,968 90,508
Enzo Biochem , Inc. * 1,302 3,099
Exagen , Inc. * 171 2,129
Five Star Senior Living, Inc. * 837 3,800
Fulgent Genetics, Inc. * 291 7,668
Guardant Health, Inc. * 2,994 255,029
Hanger, Inc. * 1,593 27,814
HCA Healthcare, Inc. 10,540 1,334,786
HealthEquity , Inc. * 2,782 143,440
Henry Schein, Inc. * 5,637 387,431
Humana, Inc. 5,229 2,052,121
InfuSystem Holdings, Inc. * 493 6,020
Joint Corp. (The) * 618 8,924
Laboratory Corp. of America
Holdings * 3,787 730,588
LHC Group, Inc. * 1,185 231,205
Magellan Health, Inc. * 904 67,050
McKesson Corp. 6,442 967,331
MEDNAX, Inc. * 3,447 68,871
Molina Healthcare, Inc. * 2,332 430,720
National HealthCare Corp. 501 29,719
National Research Corp. 543 31,054
Ontrak , Inc. * 279 10,675
Option Care Health, Inc. * 1,357 15,985
Owens & Minor, Inc. 2,245 36,100
Patterson Cos., Inc. 3,365 89,374
Pennant Group, Inc. (The) * 1,054 26,413
PetIQ , Inc. *(d) 744 27,149
Common Stocks
Shares Value ($)
Health Care Providers & Services
Premier, Inc., Class A * 2,439 85,292
Progyny , Inc. * 958 25,507
Providence Service Corp.
(The) * 484 39,209
Quest Diagnostics, Inc. 5,173 657,333
R1 RCM, Inc. * 4,179 57,127
RadNet , Inc. * 1,749 27,792
Select Medical Holdings
Corp. * 4,127 78,578
Sharps Compliance Corp. * 517 3,955
Surgery Partners, Inc. * 720 10,994
Tenet Healthcare Corp. * 4,213 111,392
Tivity Health, Inc. * 1,663 21,819
Triple-S Management Corp.,
Class B * 947 18,429
UnitedHealth Group, Inc. 37,779 11,438,726
Universal Health Services,
Inc., Class B 2,884 316,952
US Physical Therapy, Inc. 513 42,610
Viemed Healthcare, Inc. * 1,137 12,325
32,896,063
Health Care Technology 0.2%
Allscripts Healthcare
Solutions, Inc. * 6,674 60,066
Cerner Corp. 12,161 844,581
Change Healthcare, Inc. * 9,609 112,041
Computer Programs &
Systems, Inc. 542 13,377
Evolent Health, Inc., Class A * 3,019 35,171
Health Catalyst, Inc. *(d) 1,251 43,660
HealthStream , Inc. * 1,052 23,097
HMS Holdings Corp. * 3,323 107,998
iCAD , Inc. * 647 5,965
Inovalon Holdings, Inc.,
Class A * 2,894 68,096
Inspire Medical Systems, Inc. * 1,064 105,719
Livongo Health, Inc. * 2,057 261,753
NantHealth , Inc. * 841 3,785
NextGen Healthcare, Inc. * 2,193 32,062
Omnicell , Inc. * 1,659 116,611
OptimizeRx Corp. * 442 6,254
Phreesia , Inc. * 1,130 33,968
Schrodinger, Inc. * 567 41,040
Simulations Plus, Inc. 532 37,453
Tabula Rasa HealthCare,
Inc. *(d) 862 48,444
Teladoc Health, Inc. * 2,953 701,721
Veeva Systems, Inc., Class A * 5,265 1,392,961
Vocera Communications, Inc. * 1,120 34,462
4,130,285
Hotels, Restaurants & Leisure 0.9%
Accel Entertainment, Inc. * 1,357 10,842
Aramark 9,130 192,826
BBX Capital Corp. 443 6,167
Biglari Holdings, Inc.,
Class B * 38 2,467
BJ's Restaurants, Inc. 688 13,801
Bloomin ' Brands, Inc. 3,346 38,546

22 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Bluegreen Vacations Corp. 210 1,512
Boyd Gaming Corp. 3,315 78,466
Brinker International, Inc. 1,826 49,101
Caesars Entertainment, Inc. * 3,812 118,363
Carnival Corp. (d) 18,975 263,373
Carrols Restaurant Group,
Inc. * 1,522 9,345
Century Casinos, Inc. * 1,306 5,263
Cheesecake Factory, Inc.
(The) (d) 1,692 40,608
Chipotle Mexican Grill, Inc. * 1,109 1,281,072
Choice Hotels International,
Inc. 1,289 108,328
Churchill Downs, Inc. 1,517 210,135
Chuy's Holdings, Inc. * 741 11,789
Cracker Barrel Old Country
Store, Inc. 1,002 110,691
Darden Restaurants, Inc. 5,279 400,676
Dave & Buster's
Entertainment, Inc. 1,924 23,742
Del Taco Restaurants, Inc. * 1,293 9,891
Denny's Corp. * 2,195 19,503
Dine Brands Global, Inc. 667 30,302
Domino's Pizza, Inc. 1,534 593,060
Dunkin' Brands Group, Inc. 3,280 225,434
El Pollo Loco Holdings, Inc. * 554 10,947
Everi Holdings, Inc. * 3,044 17,290
Extended Stay America, Inc. 7,192 82,061
Fiesta Restaurant Group,
Inc. * 1,025 6,642
GAN Ltd. * 238 4,605
Golden Entertainment, Inc. * 622 5,318
Hilton Grand Vacations, Inc. * 3,433 69,690
Hilton Worldwide Holdings,
Inc. 10,958 822,398
Hyatt Hotels Corp., Class A 1,496 71,808
International Game
Technology plc 3,843 37,892
Jack in the Box, Inc. 859 70,532
Kura Sushi USA, Inc.,
Class A * 134 1,392
Las Vegas Sands Corp. 13,403 584,907
Lindblad Expeditions
Holdings, Inc. * 999 7,243
Marriott International, Inc.,
Class A 10,883 912,267
Marriott Vacations Worldwide
Corp. 1,603 135,710
McDonald's Corp. 29,677 5,765,648
MGM Resorts International 19,450 312,950
Monarch Casino & Resort,
Inc. * 505 18,276
Nathan's Famous, Inc. 88 4,482
Noodles & Co. * 1,023 7,110
Norwegian Cruise Line
Holdings Ltd. *(d) 10,490 143,084
Papa John's International, Inc. 1,311 124,112
Penn National Gaming, Inc. * 5,180 175,343
Planet Fitness, Inc., Class A * 3,098 161,716
PlayAGS , Inc. * 1,088 3,677
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
RCI Hospitality Holdings, Inc. 440 5,315
Red Robin Gourmet Burgers,
Inc. * 518 4,527
Red Rock Resorts, Inc.,
Class A 2,793 30,611
Royal Caribbean Cruises Ltd. 6,918 336,976
Ruth's Hospitality Group, Inc. 1,160 7,766
Scientific Games Corp. * 2,266 39,814
SeaWorld Entertainment, Inc. * 2,106 30,474
Shake Shack, Inc., Class A * 1,424 69,135
Six Flags Entertainment Corp. 3,174 55,196
Starbucks Corp. 46,950 3,593,084
Target Hospitality Corp. * 1,611 2,304
Texas Roadhouse, Inc. 2,617 147,049
Twin River Worldwide
Holdings, Inc. 782 16,860
Vail Resorts, Inc. 1,619 310,897
Wendy's Co. (The) 7,110 164,810
Wingstop , Inc. 1,155 180,469
Wyndham Destinations, Inc. 3,488 92,781
Wyndham Hotels & Resorts,
Inc. 3,720 164,275
Wynn Resorts Ltd. 3,999 289,648
Yum China Holdings, Inc. 14,285 731,963
Yum! Brands, Inc. 11,997 1,092,327
20,778,684
Household Durables 0.3%
Beazer Homes USA, Inc. * 988 11,056
Casper Sleep, Inc. * 223 2,058
Cavco Industries, Inc. * 359 71,918
Century Communities, Inc. * 1,202 42,815
DR Horton, Inc. 13,248 876,488
Ethan Allen Interiors, Inc. 975 11,544
Garmin Ltd. 5,896 581,287
GoPro, Inc., Class A * 5,299 28,032
Green Brick Partners, Inc. * 792 10,930
Hamilton Beach Brands
Holding Co., Class A 183 2,782
Helen of Troy Ltd. * 976 183,732
Hooker Furniture Corp. 564 12,070
Installed Building Products,
Inc. * 860 68,035
iRobot Corp. * 1,107 80,468
KB Home 3,583 120,532
La-Z-Boy, Inc. 1,879 53,476
Legacy Housing Corp. * 282 3,875
Leggett & Platt, Inc. 5,253 210,593
Lennar Corp., Class A 11,397 812,468
LGI Homes, Inc. * 892 101,786
Lifetime Brands, Inc. 325 2,291
Lovesac Co. (The) * 285 9,057
M/I Homes, Inc. * 1,136 47,292
MDC Holdings, Inc. 2,051 91,946
Meritage Homes Corp. * 1,481 146,886
Mohawk Industries, Inc. * 2,326 185,731
Newell Brands, Inc. 15,254 250,166
NVR, Inc. * 138 542,361
PulteGroup, Inc. 10,679 465,604
Purple Innovation, Inc. * 488 11,892

Nationwide Multi-Cap Portfolio - July 31, 2020 (Unaudited) - Statement of Investments - 23
Common Stocks
Shares Value ($)
Household Durables
Skyline Champion Corp. * 2,139 60,384
Sonos , Inc. * 2,942 47,072
Taylor Morrison Home Corp. * 4,982 116,828
Tempur Sealy International,
Inc. * 1,845 149,353
Toll Brothers, Inc. 4,487 171,403
TopBuild Corp. * 1,291 170,309
TRI Pointe Group, Inc. * 5,022 83,968
Tupperware Brands Corp. (d) 2,024 31,230
Turtle Beach Corp. * 459 8,418
Universal Electronics, Inc. * 547 25,200
VOXX International Corp. * 645 4,205
Whirlpool Corp. 2,402 391,814
6,299,355
Household Products 0.9%
Central Garden & Pet Co. * 1,989 69,917
Church & Dwight Co., Inc. 9,640 928,621
Clorox Co. (The) 4,926 1,165,048
Colgate-Palmolive Co. 33,295 2,570,374
Energizer Holdings, Inc. 2,387 119,660
Kimberly-Clark Corp. 13,361 2,031,407
Oil- Dri Corp. of America 175 6,085
Procter & Gamble Co. (The) 96,973 12,715,100
Reynolds Consumer Products,
Inc. 1,932 65,804
Spectrum Brands Holdings,
Inc. 1,742 94,347
WD-40 Co. 537 105,547
19,871,910
Independent Power and Renewable Electricity Producers
0.1%
AES Corp. (The) 26,420 402,377
Atlantic Power Corp. * 3,137 6,149
Clearway Energy, Inc., Class A 4,596 110,479
Ormat Technologies, Inc. 1,567 93,236
Sunnova Energy International,
Inc. * 1,360 34,014
TerraForm Power, Inc.,
Class A ∞ 3,390 65,596
Vistra Corp. 19,868 370,737
1,082,588
Industrial Conglomerates 0.5%
3M Co. 22,368 3,365,713
Carlisle Cos., Inc. 2,075 247,091
General Electric Co. 349,940 2,124,136
Honeywell International, Inc. 28,097 4,196,849
Raven Industries, Inc. 1,479 31,961
Roper Technologies, Inc. 4,146 1,792,938
11,758,688
Insurance 1.2%
Aflac, Inc. 28,741 1,022,317
Alleghany Corp. 565 295,111
Allstate Corp. (The) 12,498 1,179,686
Ambac Financial Group, Inc. * 1,879 24,051
American Equity Investment
Life Holding Co. 3,584 91,213
Common Stocks
Shares Value ($)
Insurance
American Financial Group,
Inc. 2,951 179,332
American International Group,
Inc. 35,442 1,139,106
American National Group, Inc. 321 23,642
AMERISAFE, Inc. 627 39,789
Aon plc, Class A 9,622 1,974,627
Arch Capital Group Ltd. * 15,771 484,958
Argo Group International
Holdings Ltd. 1,371 45,942
Arthur J Gallagher & Co. 7,526 808,970
Assurant, Inc. 2,421 260,185
Assured Guaranty Ltd. 3,510 76,623
Athene Holding Ltd., Class A * 4,700 151,575
Axis Capital Holdings Ltd. 3,364 134,964
Benefytt Technologies, Inc.,
Class A * 370 11,440
Brighthouse Financial, Inc. * 4,078 115,571
Brown & Brown, Inc. 9,474 430,783
BRP Group, Inc., Class A * 757 13,210
Chubb Ltd. 18,086 2,301,263
Cincinnati Financial Corp. 6,000 467,580
Citizens, Inc. *(d) 2,059 11,819
CNA Financial Corp. 1,213 40,393
CNO Financial Group, Inc. 5,679 85,753
Crawford & Co., Class A 552 4,046
Donegal Group, Inc., Class A 359 5,019
eHealth, Inc. * 1,043 72,113
Employers Holdings, Inc. 969 31,512
Enstar Group Ltd. * 495 83,135
Erie Indemnity Co., Class A 996 209,280
Everest Re Group Ltd. 1,600 350,064
FBL Financial Group, Inc.,
Class A 435 15,129
FedNat Holding Co. 446 4,175
Fidelity National Financial, Inc. 10,882 352,142
First American Financial Corp. 4,286 218,629
Genworth Financial, Inc.,
Class A * 20,533 41,887
Global Indemnity Ltd. 291 6,649
Globe Life, Inc. 4,269 339,812
GoHealth , Inc., Class A * 240 4,260
Goosehead Insurance, Inc.,
Class A * 495 51,148
Greenlight Capital Re Ltd.,
Class A * 1,339 8,650
Hanover Insurance Group,
Inc. (The) 1,538 156,691
Hartford Financial Services
Group, Inc. (The) 14,539 615,291
HCI Group, Inc. 291 12,984
Heritage Insurance Holdings,
Inc. 1,064 12,630
Horace Mann Educators Corp. 1,732 65,089
Independence Holding Co. 140 4,628
Investors Title Co. 65 7,480
James River Group Holdings
Ltd. 1,148 53,175
Kemper Corp. 2,437 191,353
Kinsale Capital Group, Inc. 840 163,716

24 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Insurance
Lincoln National Corp. 7,986 297,638
Loews Corp. 9,669 352,048
Markel Corp. * 548 572,408
Marsh & McLennan Cos., Inc. 20,135 2,347,741
MBIA, Inc. * 3,020 24,190
Mercury General Corp. 1,132 48,574
MetLife, Inc. 31,337 1,186,106
National General Holdings
Corp. 2,603 88,476
National Western Life Group,
Inc., Class A 107 20,843
NI Holdings, Inc. * 268 4,417
Old Republic International
Corp. 11,615 186,653
Palomar Holdings, Inc. * 745 68,048
Primerica, Inc. 1,629 194,926
Principal Financial Group, Inc. 10,919 463,293
ProAssurance Corp. 2,088 30,694
Progressive Corp. (The) 23,286 2,103,657
ProSight Global, Inc. * 319 2,507
Protective Insurance Corp.,
Class B 275 3,520
Prudential Financial, Inc. 16,183 1,025,517
Reinsurance Group of
America, Inc. 2,713 231,283
RenaissanceRe Holdings Ltd. 1,957 353,004
RLI Corp. 1,578 139,069
Safety Insurance Group, Inc. 563 42,602
Selective Insurance Group,
Inc. 2,373 128,949
State Auto Financial Corp. 562 8,717
Stewart Information Services
Corp. 927 38,888
Third Point Reinsurance Ltd. * 3,472 27,047
Tiptree, Inc. 833 4,207
Travelers Cos., Inc. (The) 10,227 1,170,173
Trean Insurance Group, Inc. * 745 11,622
Trupanion , Inc. * 1,226 61,999
United Fire Group, Inc. 901 22,858
United Insurance Holdings
Corp. 903 6,682
Universal Insurance Holdings,
Inc. 949 16,617
Unum Group 8,407 144,853
Vericity , Inc. 88 739
W R Berkley Corp. 5,647 348,702
Watford Holdings Ltd. * 718 11,782
White Mountains Insurance
Group Ltd. 119 104,736
Willis Towers Watson plc 5,144 1,080,291
27,466,666
Interactive Media & Services 2.9%
Alphabet, Inc., Class A * 24,088 35,781,984
Cargurus , Inc. * 3,468 100,191
Cars.com, Inc. * 3,148 25,562
DHI Group, Inc. * 1,409 3,522
Eventbrite, Inc., Class A *(d) 2,414 20,567
EverQuote , Inc., Class A * 568 30,928
Facebook, Inc., Class A * 98,692 25,035,200
Common Stocks
Shares Value ($)
Interactive Media & Services
IAC/InterActiveCorp * 5,269 697,721
Liberty TripAdvisor Holdings,
Inc., Class A * 3,151 7,814
Match Group, Inc. * 15,511 1,592,980
Meet Group, Inc. (The) * 2,548 15,874
Pinterest, Inc., Class A * 16,195 555,327
QuinStreet , Inc. * 1,889 22,054
TripAdvisor, Inc. 4,011 81,143
TrueCar , Inc. * 4,074 15,318
Twitter, Inc. * 31,207 1,135,935
Yelp, Inc. * 2,926 73,091
Zillow Group, Inc., Class A * 7,918 540,817
65,736,028
Internet & Direct Marketing Retail 2.6%
1-800-Flowers.com, Inc.,
Class A * 1,024 28,928
Amazon.com, Inc. * 16,685 52,802,686
Booking Holdings, Inc. * 1,655 2,750,825
CarParts.com, Inc. * 673 9,250
Duluth Holdings, Inc.,
Class B * 409 3,023
eBay, Inc. 25,625 1,416,550
Etsy, Inc. * 4,540 537,445
Expedia Group, Inc. 5,484 444,259
Groupon, Inc. * 921 14,137
Grubhub , Inc. * 3,629 262,159
Lands' End, Inc. * 360 3,103
Liquidity Services, Inc. * 954 4,913
Magnite , Inc. * 4,139 24,855
Overstock.com, Inc. * 244 18,444
PetMed Express, Inc. (d) 832 25,958
Quotient Technology, Inc. * 3,390 27,154
Qurate Retail, Inc. Series A,* 14,713 160,519
RealReal , Inc. (The) * 2,453 33,459
Shutterstock, Inc. 810 44,015
Stamps.com, Inc. * 601 156,428
Stitch Fix, Inc., Class A * 2,144 47,490
Waitr Holdings, Inc. *(d) 3,145 16,794
Wayfair, Inc., Class A *(d) 2,550 678,530
59,510,924
IT Services 3.1%
Accenture plc, Class A 25,480 5,727,394
Akamai Technologies, Inc. * 6,204 697,578
Alliance Data Systems Corp. 1,859 82,465
Amdocs Ltd. 5,237 325,218
Automatic Data Processing,
Inc. 17,123 2,275,818
Black Knight, Inc. * 5,700 427,044
Booz Allen Hamilton Holding
Corp. 5,388 440,523
Brightcove , Inc. * 1,632 17,267
Broadridge Financial
Solutions, Inc. 4,505 605,202
CACI International, Inc.,
Class A * 980 203,664
Cardtronics plc, Class A * 1,439 32,133
Cass Information Systems,
Inc. 590 21,140

Nationwide Multi-Cap Portfolio - July 31, 2020 (Unaudited) - Statement of Investments - 25
Common Stocks
Shares Value ($)
IT Services
Cognizant Technology
Solutions Corp., Class A 21,451 1,465,532
Conduent , Inc. * 6,660 12,721
CSG Systems International,
Inc. 1,217 51,272
DXC Technology Co. 10,256 183,685
Endurance International
Group Holdings, Inc. * 2,791 15,825
EPAM Systems, Inc. * 2,112 612,649
Euronet Worldwide, Inc. * 2,037 195,837
EVERTEC, Inc. 2,444 75,886
Evo Payments, Inc., Class A * 1,589 36,054
ExlService Holdings, Inc. * 1,382 88,531
Fastly , Inc., Class A * 2,770 267,277
Fidelity National Information
Services, Inc. 24,399 3,569,818
Fiserv, Inc. * 22,230 2,218,332
FleetCor Technologies, Inc. * 3,302 853,798
Gartner, Inc. * 3,433 427,889
Genpact Ltd. 7,448 296,579
Global Payments, Inc. 11,956 2,128,407
GoDaddy , Inc., Class A * 6,639 466,589
GreenSky , Inc., Class A * 2,049 11,567
Grid Dynamics Holdings, Inc. * 709 4,736
GTT Communications,
Inc. *(d) 1,353 8,524
Hackett Group, Inc. (The) 1,024 14,121
I3 Verticals, Inc., Class A * 613 14,822
Information Services Group,
Inc. * 953 1,954
International Business
Machines Corp. 35,630 4,380,352
International Money Express,
Inc. * 404 5,446
Jack Henry & Associates, Inc. 2,996 534,187
KBR, Inc. 5,493 122,164
Leidos Holdings, Inc. 5,340 508,154
Limelight Networks, Inc. * 4,187 26,252
LiveRamp Holdings, Inc. * 2,652 120,852
ManTech International Corp.,
Class A 1,106 76,955
Mastercard , Inc., Class A 35,196 10,859,022
MAXIMUS, Inc. 2,385 176,991
MoneyGram International,
Inc. * 2,109 7,339
MongoDB, Inc. * 1,658 379,815
NIC, Inc. 2,678 58,702
Okta , Inc. * 4,558 1,007,227
Paychex, Inc. 12,733 915,757
PayPal Holdings, Inc. * 46,508 9,118,824
Paysign , Inc. *(d) 1,390 12,983
Perficient , Inc. * 1,320 51,757
Perspecta , Inc. 5,556 118,898
PFSweb , Inc. * 418 3,315
Priority Technology Holdings,
Inc. * 431 948
Repay Holdings Corp. * 1,531 33,881
Sabre Corp. 11,343 85,753
Science Applications
International Corp. 2,287 182,914
Common Stocks
Shares Value ($)
IT Services
ServiceSource International,
Inc. * 2,811 4,385
Square, Inc., Class A * 14,200 1,843,870
StarTek , Inc. * 617 3,011
StoneCo Ltd., Class A * 6,343 302,624
Switch, Inc., Class A 3,502 63,001
Sykes Enterprises, Inc. * 1,565 42,975
TTEC Holdings, Inc. 705 33,459
Tucows , Inc., Class A * 328 19,847
Twilio , Inc., Class A * 5,026 1,394,313
Unisys Corp. * 2,521 29,975
VeriSign, Inc. * 4,033 853,705
Verra Mobility Corp. * 5,183 53,022
Virtusa Corp. * 1,195 48,517
Visa, Inc., Class A 67,324 12,818,490
Western Union Co. (The) 16,256 394,696
WEX, Inc. * 1,751 277,306
70,849,535
Leisure Products 0.1%
Acushnet Holdings Corp. 1,397 53,156
Brunswick Corp. 3,151 211,054
Callaway Golf Co. 3,765 71,723
Clarus Corp. 721 8,638
Escalade, Inc. 258 3,960
Hasbro, Inc. 5,020 365,255
Johnson Outdoors, Inc.,
Class A 220 19,263
Malibu Boats, Inc., Class A * 843 49,552
Marine Products Corp. 219 2,810
MasterCraft Boat Holdings,
Inc. * 813 16,829
Mattel, Inc. * 13,876 154,162
Nautilus, Inc. * 917 9,564
Peloton Interactive, Inc.,
Class A * 4,222 288,025
Polaris, Inc. 2,323 240,732
Smith & Wesson Brands, Inc. * 2,181 52,104
Sturm Ruger & Co., Inc. 664 54,030
Vista Outdoor, Inc. * 2,318 39,754
YETI Holdings, Inc. * 2,917 142,612
1,783,223
Life Sciences Tools & Services 0.8%
10X Genomics, Inc., Class A * 2,162 212,676
Adaptive Biotechnologies
Corp. * 2,851 106,399
Agilent Technologies, Inc. 12,356 1,190,254
Avantor , Inc. * 16,223 358,204
Bio-Rad Laboratories, Inc.,
Class A * 842 441,957
Bio- Techne Corp. 1,514 416,592
Bruker Corp. 4,137 184,593
Champions Oncology, Inc. * 211 1,844
Charles River Laboratories
International, Inc. * 1,950 388,031
ChromaDex Corp. * 1,303 6,593
Codexis , Inc. * 2,078 24,583
Fluidigm Corp. * 2,780 19,571
Harvard Bioscience, Inc. * 1,343 4,177

26 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Illumina, Inc. * 5,863 2,240,604
IQVIA Holdings, Inc. * 7,560 1,197,428
Luminex Corp. 1,700 61,880
Medpace Holdings, Inc. * 1,054 125,795
Mettler -Toledo International,
Inc. * 937 876,095
NanoString Technologies,
Inc. * 1,499 54,129
NeoGenomics , Inc. * 4,128 157,813
Pacific Biosciences of
California, Inc. * 5,651 21,078
PerkinElmer, Inc. 4,462 530,576
Personalis , Inc. * 648 11,282
PPD, Inc. * 2,426 71,252
PRA Health Sciences, Inc. * 2,516 268,105
QIAGEN NV * 8,830 436,644
Quanterix Corp. * 714 23,069
Repligen Corp. * 2,065 311,629
Syneos Health, Inc. * 2,449 152,793
Thermo Fisher Scientific, Inc. 15,640 6,474,178
Waters Corp. * 2,444 520,939
16,890,763
Machinery 1.0%
AGCO Corp. 2,442 160,268
Alamo Group, Inc. 414 42,688
Albany International Corp.,
Class A 1,244 59,812
Allison Transmission Holdings,
Inc. 4,395 164,197
Altra Industrial Motion Corp. 2,636 90,230
Astec Industries, Inc. 940 41,821
Barnes Group, Inc. 1,903 70,164
Blue Bird Corp. * 688 8,621
Caterpillar, Inc. 21,655 2,877,516
Chart Industries, Inc. * 1,296 88,815
CIRCOR International, Inc. * 807 21,160
Colfax Corp. * 4,005 116,465
Columbus McKinnon Corp. 926 30,678
Crane Co. 1,930 109,180
Cummins, Inc. 5,871 1,134,629
Deere & Co. 11,312 1,994,419
Donaldson Co., Inc. 4,935 238,558
Douglas Dynamics, Inc. 919 32,487
Dover Corp. 5,681 584,745
Eastern Co. (The) 162 2,642
Energy Recovery, Inc. * 1,609 12,212
Enerpac Tool Group Corp. 2,094 39,577
EnPro Industries, Inc. 841 40,141
ESCO Technologies, Inc. 1,021 87,745
Evoqua Water Technologies
Corp. * 3,304 63,536
ExOne Co. (The) * 343 3,005
Federal Signal Corp. 2,464 76,162
Flowserve Corp. 5,250 146,317
Fortive Corp. 11,976 840,595
Franklin Electric Co., Inc. 1,812 97,939
Gates Industrial Corp. plc * 1,887 19,889
Gencor Industries, Inc. * 261 3,124
Gorman-Rupp Co. (The) 726 21,969
Common Stocks
Shares Value ($)
Machinery
Graco , Inc. 6,585 350,585
Graham Corp. 319 4,198
Greenbrier Cos., Inc. (The) 1,267 32,600
Helios Technologies, Inc. 1,194 45,169
Hillenbrand, Inc. 3,059 89,415
Hurco Cos., Inc. 223 6,186
Hyster -Yale Materials
Handling, Inc. 404 15,073
IDEX Corp. 2,953 486,713
Illinois Tool Works, Inc. 12,501 2,312,560
Ingersoll Rand, Inc. * 13,841 437,237
ITT, Inc. 3,422 197,552
John Bean Technologies Corp. 1,269 118,981
Kadant , Inc. 447 48,504
Kennametal, Inc. 3,427 92,392
L B Foster Co., Class A * 492 6,918
Lincoln Electric Holdings, Inc. 2,303 208,168
Lindsay Corp. 421 40,824
Luxfer Holdings plc 1,199 15,227
Lydall , Inc. * 794 12,863
Manitowoc Co., Inc. (The) * 1,444 15,393
Mayville Engineering Co.,
Inc. * 266 2,019
Meritor, Inc. * 2,743 62,403
Middleby Corp. (The) * 2,195 182,317
Miller Industries, Inc. 474 13,438
Mueller Industries, Inc. 2,291 64,056
Mueller Water Products, Inc.,
Class A 6,399 64,758
Navistar International Corp. * 1,831 58,647
NN, Inc. 1,803 9,484
Nordson Corp. 2,287 442,832
Omega Flex, Inc. 98 11,932
Oshkosh Corp. 2,667 209,946
Otis Worldwide Corp. 16,329 1,024,481
PACCAR, Inc. 13,460 1,145,177
Parker-Hannifin Corp. 5,121 916,249
Park-Ohio Holdings Corp. 369 5,321
Pentair plc 6,553 280,796
Proto Labs, Inc. * 1,033 124,084
RBC Bearings, Inc. * 1,012 123,889
REV Group, Inc. 1,095 7,118
Rexnord Corp. 4,160 120,515
Shyft Group, Inc. (The) 1,461 27,584
Snap-on, Inc. 2,095 305,598
SPX Corp. * 1,722 72,324
SPX FLOW, Inc. * 1,726 69,178
Standex International Corp. 481 25,758
Stanley Black & Decker, Inc. 6,116 937,705
Tennant Co. 705 46,967
Terex Corp. 2,747 51,781
Timken Co. (The) 2,493 113,830
Toro Co. (The) 4,196 299,385
TriMas Corp. * 1,708 39,967
Trinity Industries, Inc. 3,445 67,281
Wabash National Corp. 2,190 24,944
Watts Water Technologies,
Inc., Class A 1,096 91,943
Welbilt , Inc. * 5,315 32,315

Nationwide Multi-Cap Portfolio - July 31, 2020 (Unaudited) - Statement of Investments - 27
Common Stocks
Shares Value ($)
Machinery
Westinghouse Air Brake
Technologies Corp. 7,302 454,111
Woodward, Inc. 2,223 166,592
Xylem, Inc. 7,060 515,239
22,069,828
Marine 0.0%
†
Costamare , Inc. 1,663 7,567
Eagle Bulk Shipping, Inc. * 1,299 3,157
Genco Shipping & Trading Ltd. 631 4,285
Kirby Corp. * 2,383 110,190
Matson, Inc. 1,734 63,152
Pangaea Logistics Solutions
Ltd. 380 775
Safe Bulkers, Inc. * 1,586 2,109
Scorpio Bulkers, Inc. 279 4,090
195,325
Media 0.8%
Altice USA, Inc., Class A * 12,665 341,828
AMC Networks, Inc., Class A * 1,579 36,475
Boston Omaha Corp.,
Class A * 386 6,137
Cable One, Inc. 201 366,335
Cardlytics, Inc. * 1,059 70,339
Central European Media
Enterprises Ltd., Class A * 3,700 14,726
Charter Communications, Inc.,
Class A * 5,948 3,449,840
Comcast Corp., Class A 179,839 7,697,109
comScore, Inc. * 2,543 7,629
Daily Journal Corp. * 53 15,052
Discovery, Inc., Class A * 19,438 380,771
DISH Network Corp., Class A * 9,875 317,086
Emerald Holding, Inc. 1,035 2,815
Entercom Communications
Corp., Class A 5,015 7,021
Entravision Communications
Corp., Class A 2,087 2,755
EW Scripps Co. (The), Class A 2,324 26,447
Fluent, Inc. * 1,132 2,060
Fox Corp., Class A 20,117 518,415
Gannett Co., Inc. 5,678 8,403
Gray Television, Inc. * 3,803 54,535
Hemisphere Media Group,
Inc. * 541 4,761
iHeartMedia , Inc., Class A * 1,984 16,586
Interpublic Group of Cos., Inc.
(The) 15,575 281,129
John Wiley & Sons, Inc.,
Class A 1,775 60,048
Liberty Broadband Corp.,
Class A * 5,230 715,619
Liberty Media Corp-Liberty
SiriusXM , Class A * 10,523 367,521
Loral Space &
Communications, Inc. 541 9,830
Meredith Corp. 1,685 24,197
MSG Networks, Inc., Class A * 1,317 12,551
National CineMedia , Inc. 3,075 7,595
Common Stocks
Shares Value ($)
Media
New York Times Co. (The),
Class A 6,566 302,955
News Corp., Class A 20,822 265,061
Nexstar Media Group, Inc.,
Class A 1,760 154,264
Omnicom Group, Inc. 8,456 454,341
Saga Communications, Inc.,
Class A 114 2,665
Scholastic Corp. 985 23,571
Sinclair Broadcast Group, Inc.,
Class A (d) 1,943 40,026
Sirius XM Holdings, Inc. 47,727 280,635
TechTarget , Inc. * 946 34,330
TEGNA, Inc. 8,438 99,400
Tribune Publishing Co. 529 5,158
ViacomCBS , Inc. 22,421 585,217
WideOpenWest , Inc. * 1,771 9,670
17,082,908
Metals & Mining 0.2%
Alcoa Corp. * 7,439 96,707
Allegheny Technologies, Inc. * 5,120 44,493
Arconic Corp. * 4,062 66,170
Caledonia Mining Corp. plc 318 7,292
Carpenter Technology Corp. 1,970 44,049
Century Aluminum Co. * 2,270 19,772
Cleveland-Cliffs, Inc. (d) 15,448 80,021
Coeur Mining, Inc. * 9,442 74,875
Commercial Metals Co. 4,873 100,774
Compass Minerals
International, Inc. 1,380 70,297
Freeport-McMoRan, Inc. 57,809 746,892
Gold Resource Corp. 2,114 9,280
Haynes International, Inc. 537 9,859
Hecla Mining Co. 20,901 115,373
Kaiser Aluminum Corp. 539 33,391
Materion Corp. 795 45,649
Newmont Corp. 31,471 2,177,793
Novagold Resources, Inc. * 9,529 86,904
Nucor Corp. 12,069 506,295
Olympic Steel, Inc. 280 2,962
Reliance Steel & Aluminum
Co. 2,543 249,875
Royal Gold, Inc. 2,586 361,859
Ryerson Holding Corp. * 541 3,046
Schnitzer Steel Industries,
Inc., Class A 1,071 19,706
Southern Copper Corp. 3,308 144,593
Steel Dynamics, Inc. 8,356 229,038
SunCoke Energy, Inc. 3,461 11,041
TimkenSteel Corp. * 2,066 7,582
United States Steel Corp. 8,589 57,203
Warrior Met Coal, Inc. 2,093 33,321
Worthington Industries, Inc. 1,581 59,161
5,515,273
Mortgage Real Estate Investment Trusts (REITs) 0.1%
AGNC Investment Corp. 23,002 312,827
Annaly Capital Management,
Inc. 57,341 424,897

28 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Anworth Mortgage Asset Corp. 4,811 8,708
Apollo Commercial Real
Estate Finance, Inc. 6,209 57,744
Arbor Realty Trust, Inc. 4,202 42,818
Ares Commercial Real Estate
Corp. 1,356 12,380
Arlington Asset Investment
Corp., Class A 1,586 4,314
ARMOUR Residential REIT,
Inc. 2,696 25,181
Blackstone Mortgage Trust,
Inc., Class A 5,364 129,111
Broadmark Realty Capital, Inc. 5,565 51,309
Capstead Mortgage Corp. 4,259 26,193
Cherry Hill Mortgage
Investment Corp. 667 6,156
Chimera Investment Corp. 7,769 69,843
Colony Credit Real Estate,
Inc. 3,027 19,070
Dynex Capital, Inc. 698 10,784
Ellington Financial, Inc. 1,595 18,757
Ellington Residential Mortgage
REIT 283 3,127
Granite Point Mortgage Trust,
Inc. 2,292 15,563
Great Ajax Corp. 654 5,637
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 2,805 98,259
Invesco Mortgage Capital, Inc. 7,368 22,620
KKR Real Estate Finance
Trust, Inc. 1,110 18,481
Ladder Capital Corp. 4,252 33,038
MFA Financial, Inc. 18,941 49,815
New Residential Investment
Corp. 16,878 133,843
New York Mortgage Trust, Inc. 14,996 39,290
Orchid Island Capital, Inc. 3,220 16,551
PennyMac Mortgage
Investment Trust 3,902 73,553
Ready Capital Corp. 1,521 12,198
Redwood Trust, Inc. 4,750 33,868
Starwood Property Trust, Inc. 11,143 166,588
TPG RE Finance Trust, Inc. 2,414 20,954
Two Harbors Investment Corp. 11,259 61,136
Western Asset Mortgage
Capital Corp. 1,797 3,792
2,028,405
Multiline Retail 0.3%
Big Lots, Inc. 1,250 49,175
Dillard's, Inc., Class A (d) 322 7,583
Dollar General Corp. 9,874 1,880,010
Dollar Tree, Inc. * 9,157 854,806
Kohl's Corp. 6,318 120,295
Macy's, Inc. (d) 12,267 74,338
Nordstrom, Inc. (d) 4,395 60,167
Ollie's Bargain Outlet
Holdings, Inc. * 2,003 210,515
Common Stocks
Shares Value ($)
Multiline Retail
Target Corp. 19,758 2,487,137
5,744,026
Multi-Utilities 0.5%
Ameren Corp. 9,939 797,505
Avista Corp. 2,739 101,699
Black Hills Corp. 2,489 144,014
CenterPoint Energy, Inc. 20,166 383,356
CMS Energy Corp. 11,238 721,255
Consolidated Edison, Inc. 13,161 1,011,160
Dominion Energy, Inc. 33,507 2,715,072
DTE Energy Co. 7,615 880,522
MDU Resources Group, Inc. 7,939 166,560
NiSource, Inc. 15,268 373,303
NorthWestern Corp. 2,036 114,545
Public Service Enterprise
Group, Inc. 20,304 1,135,806
Sempra Energy 11,681 1,453,817
Unitil Corp. 531 22,913
WEC Energy Group, Inc. 12,600 1,200,276
11,221,803
Oil, Gas & Consumable Fuels 1.2%
Adams Resources & Energy,
Inc. 68 1,440
Antero Midstream Corp. 11,845 67,161
Antero Resources Corp. *(d) 10,543 31,207
Apache Corp. 15,267 234,348
Arch Resources, Inc. 652 20,225
Ardmore Shipping Corp. 1,668 6,855
Berry Corp. 2,764 13,005
Bonanza Creek Energy, Inc. * 870 15,825
Brigham Minerals, Inc.,
Class A 1,153 12,775
Cabot Oil & Gas Corp. 15,581 291,365
Cheniere Energy, Inc. * 9,355 462,885
Chevron Corp. 75,517 6,338,897
Cimarex Energy Co. 4,113 100,604
Clean Energy Fuels Corp. * 5,719 13,611
CNX Resources Corp. * 7,702 74,324
Comstock Resources, Inc. * 700 3,752
Concho Resources, Inc. 7,875 413,753
ConocoPhillips 43,378 1,621,903
CONSOL Energy, Inc. * 1,131 6,650
Contango Oil & Gas Co. * 3,119 5,552
Continental Resources, Inc. 2,892 50,003
CVR Energy, Inc. 1,209 23,213
Delek US Holdings, Inc. 2,580 45,098
Devon Energy Corp. 15,654 164,210
DHT Holdings, Inc. 4,443 25,236
Diamond S Shipping, Inc. * 1,179 10,352
Diamondback Energy, Inc. 6,489 258,652
Dorian LPG Ltd. * 1,196 10,214
Earthstone Energy, Inc.,
Class A * 690 1,815
Energy Fuels, Inc. * 5,140 8,789
EOG Resources, Inc. 23,429 1,097,649
EQT Corp. 10,523 152,794
Equitrans Midstream Corp. 16,635 160,528
Evolution Petroleum Corp. 739 1,936

Nationwide Multi-Cap Portfolio - July 31, 2020 (Unaudited) - Statement of Investments - 29
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Exxon Mobil Corp. 170,925 7,192,524
Falcon Minerals Corp. 1,848 4,638
Frontline Ltd. (d) 4,611 36,888
Golar LNG Ltd. * 3,801 28,508
Goodrich Petroleum Corp. * 285 2,123
Green Plains, Inc. * 1,496 19,343
Gulfport Energy Corp. * 6,620 6,686
Hess Corp. 11,118 547,117
HollyFrontier Corp. 6,030 165,825
International Seaways, Inc. 1,057 18,254
Kinder Morgan, Inc. 78,651 1,108,979
Kosmos Energy Ltd. 15,325 24,673
Magnolia Oil & Gas Corp.,
Class A * 4,951 29,607
Marathon Oil Corp. 32,189 176,718
Marathon Petroleum Corp. 26,426 1,009,473
Matador Resources Co. *(d) 4,566 39,633
Montage Resources Corp. * 805 3,453
Murphy Oil Corp. 6,052 79,947
NACCO Industries, Inc.,
Class A 131 2,861
NextDecade Corp. * 861 1,335
Noble Energy, Inc. 19,480 194,605
Nordic American Tankers Ltd. 5,432 24,716
Occidental Petroleum Corp. 33,323 524,504
ONEOK, Inc. 17,965 501,403
Overseas Shipholding Group,
Inc., Class A * 2,026 4,680
Ovintiv , Inc. (d) 10,774 104,400
Par Pacific Holdings, Inc. * 1,643 12,175
Parsley Energy, Inc., Class A 12,264 134,659
PBF Energy, Inc., Class A 3,404 29,547
PDC Energy, Inc. * 4,002 57,069
Peabody Energy Corp. 2,611 8,146
Penn Virginia Corp. * 633 6,273
Phillips 66 17,509 1,085,908
Pioneer Natural Resources
Co. 6,608 640,447
PrimeEnergy Resources
Corp. * 13 926
Range Resources Corp. 8,918 57,610
Renewable Energy Group,
Inc. * 1,489 41,067
REX American Resources
Corp. * 233 15,879
Scorpio Tankers, Inc. 2,054 27,154
SFL Corp. Ltd. 3,802 31,595
SM Energy Co. 4,526 13,352
Southwestern Energy Co. * 20,549 49,934
Talos Energy, Inc. * 516 3,514
Targa Resources Corp. 9,671 176,786
Tellurian, Inc. *(d) 5,280 4,709
Uranium Energy Corp. * 5,374 5,204
Valero Energy Corp. 16,236 912,950
W&T Offshore, Inc. * 4,165 9,413
Whiting Petroleum Corp. * 3,132 2,443
Williams Cos., Inc. (The) 49,352 944,104
World Fuel Services Corp. 2,620 61,649
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
WPX Energy, Inc. * 16,554 98,827
28,030,859
Paper & Forest Products 0.0%
†
Boise Cascade Co. 1,555 72,447
Clearwater Paper Corp. * 689 25,438
Domtar Corp. 2,186 45,884
Louisiana-Pacific Corp. 4,448 140,868
Neenah, Inc. 696 31,049
P H Glatfelter Co. 1,821 29,009
Schweitzer-Mauduit
International, Inc. 1,240 40,337
Verso Corp., Class A 1,394 17,021
402,053
Personal Products 0.1%
BellRing Brands, Inc.,
Class A * 1,526 30,322
Coty, Inc., Class A 12,001 44,524
Edgewell Personal Care Co. * 2,176 65,041
elf Beauty, Inc. * 1,103 19,700
Estee Lauder Cos., Inc. (The),
Class A 8,749 1,728,277
Herbalife Nutrition Ltd. * 3,956 202,705
Inter Parfums , Inc. 678 27,723
Lifevantage Corp. * 462 5,932
Medifast , Inc. 436 72,869
Nature's Sunshine Products,
Inc. * 337 3,205
Nu Skin Enterprises, Inc.,
Class A 1,972 88,444
Revlon, Inc., Class A * 200 1,264
USANA Health Sciences, Inc. * 475 38,560
Veru , Inc. * 1,785 5,052
2,333,618
Pharmaceuticals 2.2%
AcelRx Pharmaceuticals, Inc. * 2,250 2,452
Aerie Pharmaceuticals, Inc. * 1,476 17,063
Agile Therapeutics, Inc. * 2,367 5,917
Allovir , Inc. * 1,865 46,438
AMAG Pharmaceuticals,
Inc. *(d) 1,404 13,415
Amneal Pharmaceuticals,
Inc. * 3,805 16,476
Amphastar Pharmaceuticals,
Inc. * 1,446 28,949
ANI Pharmaceuticals, Inc. * 414 12,259
Aquestive Therapeutics, Inc. * 555 2,919
Arvinas , Inc. * 1,089 34,303
Avenue Therapeutics, Inc. * 179 1,813
Axsome Therapeutics, Inc. * 972 69,333
Aytu BioScience , Inc. * 612 851
BioDelivery Sciences
International, Inc. * 3,786 15,863
Bristol-Myers Squibb Co. 90,662 5,318,233
Cara Therapeutics, Inc. *(d) 1,607 26,419
Cassava Sciences, Inc. * 618 1,959
Catalent , Inc. * 6,126 535,045
Cerecor , Inc. * 769 2,099

30 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Pharmaceuticals
Chiasma, Inc. * 1,195 5,222
Collegium Pharmaceutical,
Inc. * 1,418 22,376
Corcept Therapeutics, Inc. * 3,818 57,079
CorMedix, Inc. * 811 3,609
Cymabay Therapeutics, Inc. * 2,966 10,529
Durect Corp. * 6,827 13,381
Elanco Animal Health, Inc. * 16,277 384,626
Eli Lilly & Co. 33,471 5,030,357
Eloxx Pharmaceuticals, Inc. * 943 2,631
Endo International plc * 9,013 31,365
Eton Pharmaceuticals, Inc. * 476 3,180
Evofem Biosciences, Inc. * 1,771 5,295
Evolus , Inc. *(d) 752 2,452
Fulcrum Therapeutics, Inc. * 404 6,411
Harrow Health, Inc. * 738 4,044
Horizon Therapeutics plc * 7,388 452,072
IMARA, Inc. * 158 3,190
Innoviva , Inc. * 2,505 33,930
Intersect ENT, Inc. * 1,246 21,419
Intra-Cellular Therapies, Inc. * 2,225 44,111
Jazz Pharmaceuticals plc * 2,114 228,841
Johnson & Johnson 105,028 15,308,881
Kala Pharmaceuticals, Inc. * 1,286 11,252
Kaleido Biosciences, Inc. * 268 1,600
Lannett Co., Inc. * 1,149 6,837
Liquidia Technologies, Inc. * 695 3,843
Lyra Therapeutics, Inc. * 165 2,211
Mallinckrodt plc * 3,702 8,255
Marinus Pharmaceuticals,
Inc. * 2,570 4,318
Menlo Therapeutics, Inc. * 3,659 5,891
Merck & Co., Inc. 100,730 8,082,575
Mylan NV * 20,689 333,300
MyoKardia , Inc. * 1,981 178,548
Nektar Therapeutics * 6,838 151,530
NGM Biopharmaceuticals,
Inc. * 1,034 18,912
Ocular Therapeutix , Inc. * 2,378 18,644
Odonate Therapeutics, Inc. * 530 19,276
Omeros Corp. *(d) 2,145 27,520
Optinose , Inc. * 1,033 5,263
Osmotica Pharmaceuticals
plc * 442 2,365
Pacira BioSciences , Inc. * 1,696 89,227
Paratek Pharmaceuticals,
Inc. * 1,197 5,231
Perrigo Co. plc 5,413 286,997
Pfizer, Inc. 222,892 8,576,884
Phathom Pharmaceuticals,
Inc. * 446 14,834
Phibro Animal Health Corp.,
Class A 858 19,901
Pliant Therapeutics, Inc. * 505 11,761
Prestige Consumer
Healthcare, Inc. * 1,907 70,921
Provention Bio, Inc. * 1,404 14,588
Reata Pharmaceuticals, Inc.,
Class A * 933 137,804
Recro Pharma, Inc. * 620 2,536
Common Stocks
Shares Value ($)
Pharmaceuticals
Relmada Therapeutics, Inc. * 467 16,985
Revance Therapeutics, Inc. * 2,099 49,285
Royalty Pharma plc, Class A * 253 10,892
Satsuma Pharmaceuticals,
Inc. * 332 7,839
scPharmaceuticals , Inc. * 127 953
SIGA Technologies, Inc. * 2,389 15,337
Strongbridge Biopharma plc * 1,230 4,145
Supernus Pharmaceuticals,
Inc. * 2,002 44,575
TherapeuticsMD , Inc. *(d) 9,539 17,647
Theravance Biopharma, Inc. * 1,817 35,286
Tricida , Inc. * 1,095 14,651
Verrica Pharmaceuticals, Inc. * 408 2,676
WaVe Life Sciences Ltd. *(d) 742 6,515
Xeris Pharmaceuticals,
Inc. *(d) 1,490 4,261
Zoetis, Inc. 18,955 2,875,094
Zogenix , Inc. * 2,119 50,411
49,096,183
Professional Services 0.3%
Acacia Research Corp. * 1,512 5,988
Akerna Corp. * 304 1,985
ASGN, Inc. * 2,007 137,399
Barrett Business Services, Inc. 308 16,226
BG Staffing, Inc. 305 2,769
CBIZ, Inc. * 2,019 48,819
CoreLogic , Inc. 2,567 174,967
CoStar Group, Inc. * 1,528 1,298,433
CRA International, Inc. 246 10,275
Equifax, Inc. 4,796 779,638
Exponent, Inc. 2,004 168,456
Forrester Research, Inc. * 462 16,221
Franklin Covey Co. * 527 9,533
FTI Consulting, Inc. * 1,343 160,408
GP Strategies Corp. * 374 2,779
Heidrick & Struggles
International, Inc. 787 15,921
Huron Consulting Group, Inc. * 899 42,900
ICF International, Inc. 751 50,775
IHS Markit Ltd. 15,616 1,260,680
Insperity , Inc. 1,367 91,398
Kelly Services, Inc., Class A 1,415 20,956
Kforce , Inc. 845 24,370
Korn Ferry 2,240 62,944
ManpowerGroup , Inc. 2,306 158,630
Mastech Digital, Inc. * 121 2,602
Mistras Group, Inc. * 536 1,892
Nielsen Holdings plc 14,382 207,532
Red Violet, Inc. * 231 3,537
Resources Connection, Inc. 1,302 14,713
Robert Half International, Inc. 4,360 221,793
TransUnion 7,587 679,568
TriNet Group, Inc. * 1,635 107,910
TrueBlue , Inc. * 1,431 22,080
Upwork , Inc. * 3,302 49,596
Verisk Analytics, Inc. 6,237 1,176,984

Nationwide Multi-Cap Portfolio - July 31, 2020 (Unaudited) - Statement of Investments - 31
Common Stocks
Shares Value ($)
Professional Services
Willdan Group, Inc. * 440 10,850
7,061,527
Real Estate Management & Development 0.1%
Altisource Portfolio Solutions
SA * 136 1,826
CBRE Group, Inc., Class A * 13,302 582,761
CTO Realty Growth, Inc. 217 8,602
Cushman & Wakefield plc * 4,488 48,022
eXp World Holdings, Inc. * 736 14,624
Forestar Group, Inc. * 528 9,140
FRP Holdings, Inc. * 305 11,932
Griffin Industrial Realty, Inc. 87 4,280
Howard Hughes Corp. (The) * 1,477 78,562
Jones Lang LaSalle, Inc. 2,000 197,820
Kennedy-Wilson Holdings, Inc. 5,012 74,378
Marcus & Millichap, Inc. * 978 26,641
Maui Land & Pineapple Co.,
Inc. * 184 1,915
Newmark Group, Inc., Class A 6,121 24,912
Rafael Holdings, Inc.,
Class B * 424 5,923
RE/MAX Holdings, Inc.,
Class A 753 24,375
Realogy Holdings Corp. 4,447 40,290
Redfin Corp. * 3,858 160,416
RMR Group, Inc. (The),
Class A 597 17,170
St Joe Co. (The) * 1,228 25,309
Stratus Properties, Inc. * 162 3,094
Tejon Ranch Co. * 918 13,173
Transcontinental Realty
Investors, Inc. * 57 1,339
1,376,504
Road & Rail 0.6%
AMERCO 357 113,430
ArcBest Corp. 1,007 30,603
Avis Budget Group, Inc. * 2,172 56,255
Covenant Logistics Group,
Inc., Class A * 377 6,352
CSX Corp. 30,581 2,181,648
Daseke , Inc. * 1,300 5,421
Heartland Express, Inc. 1,801 36,533
Hertz Global Holdings, Inc. * 3,406 4,939
JB Hunt Transport Services,
Inc. 3,290 425,726
Kansas City Southern 3,754 645,125
Knight-Swift Transportation
Holdings, Inc. 4,840 210,492
Landstar System, Inc. 1,510 183,888
Lyft, Inc., Class A * 9,566 279,614
Marten Transport Ltd. 1,508 40,143
Norfolk Southern Corp. 10,232 1,966,693
Old Dominion Freight Line,
Inc. 3,874 708,245
PAM Transportation Services,
Inc. * 61 1,712
Ryder System, Inc. 1,989 72,857
Saia, Inc. * 1,049 125,303
Common Stocks
Shares Value ($)
Road & Rail
Schneider National, Inc.,
Class B 2,257 56,718
Uber Technologies, Inc. * 55,090 1,667,023
Union Pacific Corp. 27,226 4,719,627
Universal Logistics Holdings,
Inc. 236 4,335
US Xpress Enterprises, Inc.,
Class A * 663 6,073
Werner Enterprises, Inc. 2,333 102,617
13,651,372
Semiconductors & Semiconductor Equipment 2.5%
Advanced Energy Industries,
Inc. * 1,501 110,429
Advanced Micro Devices,
Inc. * 46,331 3,587,409
Alpha & Omega
Semiconductor Ltd. * 660 7,187
Ambarella , Inc. * 1,380 62,486
Amkor Technology, Inc. * 4,134 56,202
Analog Devices, Inc. 13,852 1,590,902
Applied Materials, Inc. 36,611 2,355,186
Atomera , Inc. * 477 5,075
Axcelis Technologies, Inc. * 1,359 39,982
AXT, Inc. * 1,289 6,174
Broadcom, Inc. 15,444 4,891,887
Brooks Automation, Inc. 2,935 159,811
Cabot Microelectronics Corp. 1,140 171,821
CEVA, Inc. * 897 36,059
Cirrus Logic, Inc. * 2,355 161,388
Cohu , Inc. 1,716 32,312
Cree, Inc. * 4,386 302,283
CyberOptics Corp. * 220 8,657
Diodes, Inc. * 1,710 87,979
DSP Group, Inc. * 943 14,004
Enphase Energy, Inc. * 4,135 249,589
Entegris , Inc. 5,370 386,157
First Solar, Inc. * 3,298 196,396
FormFactor , Inc. * 2,966 85,539
GSI Technology, Inc. * 552 3,157
Ichor Holdings Ltd. * 915 30,030
Impinj , Inc. * 683 16,119
Inphi Corp. * 1,894 247,470
Intel Corp. 168,503 8,042,648
KLA Corp. 6,139 1,226,756
Lam Research Corp. 5,796 2,186,019
Lattice Semiconductor Corp. * 5,365 166,798
MACOM Technology Solutions
Holdings, Inc. * 1,987 83,971
Marvell Technology Group Ltd. 26,104 952,013
Maxim Integrated Products,
Inc. 10,575 720,052
MaxLinear , Inc. * 2,768 70,169
Microchip Technology, Inc. 9,332 949,344
Micron Technology, Inc. * 44,289 2,216,886
MKS Instruments, Inc. 2,178 277,564
Monolithic Power Systems,
Inc. 1,727 457,672
NeoPhotonics Corp. * 2,142 19,514
NVE Corp. 200 10,848

32 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
NVIDIA Corp. 23,791 10,101,421
ON Semiconductor Corp. * 16,200 333,720
Onto Innovation, Inc. * 1,863 70,459
PDF Solutions, Inc. * 1,184 29,103
Photronics , Inc. * 2,648 31,458
Pixelworks , Inc. * 1,186 3,783
Power Integrations, Inc. 1,169 142,653
Qorvo , Inc. * 4,590 588,208
QUALCOMM, Inc. 44,683 4,718,972
Rambus, Inc. * 4,685 69,151
Semtech Corp. * 2,547 141,944
Silicon Laboratories, Inc. * 1,714 172,274
SiTime Corp. * 168 8,929
Skyworks Solutions, Inc. 6,632 965,487
SMART Global Holdings, Inc. * 480 13,387
SolarEdge Technologies, Inc. * 1,988 348,099
SunPower Corp. *(d) 3,060 28,550
Synaptics , Inc. * 1,384 110,748
Teradyne, Inc. 6,643 590,961
Texas Instruments, Inc. 36,588 4,666,799
Ultra Clean Holdings, Inc. * 1,606 48,325
Universal Display Corp. 1,719 299,880
Veeco Instruments, Inc. * 2,042 27,608
Xilinx, Inc. 9,813 1,053,426
56,847,289
Software 5.3%
2U, Inc. * 2,354 110,862
8x8, Inc. * 4,062 64,586
A10 Networks, Inc. * 2,634 21,283
ACI Worldwide, Inc. * 4,492 120,341
Adobe, Inc. * 19,165 8,515,393
Agilysys , Inc. * 740 15,510
Alarm.com Holdings, Inc. * 1,767 123,761
Altair Engineering, Inc.,
Class A * 1,693 68,228
Alteryx, Inc., Class A * 2,104 369,231
American Software, Inc.,
Class A 1,208 19,896
Anaplan, Inc. * 5,205 236,359
ANSYS, Inc. * 3,412 1,059,767
Appfolio , Inc., Class A * 625 87,012
Appian Corp. *(d) 1,316 66,945
Aspen Technology, Inc. * 2,627 255,502
Asure Software, Inc. * 456 2,941
Atlassian Corp. plc, Class A * 4,931 871,061
Autodesk, Inc. * 8,649 2,044,883
Avalara, Inc. * 3,092 415,719
Avaya Holdings Corp. * 3,477 44,019
Benefitfocus , Inc. * 1,197 14,017
Bill.com Holdings, Inc. * 628 58,473
Blackbaud , Inc. 1,940 121,328
Blackline, Inc. * 1,974 175,508
Bottomline Technologies DE,
Inc. * 1,792 86,482
Box, Inc., Class A * 5,426 97,397
Cadence Design Systems,
Inc. * 10,837 1,183,942
CDK Global, Inc. 4,685 212,980
Cerence , Inc. * 1,430 56,714
Common Stocks
Shares Value ($)
Software
Ceridian HCM Holding, Inc. * 4,246 332,419
ChannelAdvisor Corp. * 912 18,577
Citrix Systems, Inc. 4,837 690,530
Cloudera, Inc. * 7,955 89,653
Cloudflare , Inc., Class A * 4,302 179,049
CommVault Systems, Inc. * 1,659 73,129
Cornerstone OnDemand , Inc. * 2,431 86,325
Coupa Software, Inc. * 2,584 791,867
Crowdstrike Holdings, Inc.,
Class A * 4,815 545,058
Datadog , Inc., Class A * 6,137 576,019
Digimarc Corp. * 470 6,608
Digital Turbine, Inc. * 3,388 47,025
DocuSign, Inc. * 6,829 1,480,732
Domo, Inc., Class B * 952 30,635
Dropbox, Inc., Class A * 9,828 223,587
Dynatrace , Inc. * 6,011 251,440
Ebix , Inc. (d) 1,030 22,717
eGain Corp. * 674 6,679
Elastic NV * 2,177 209,406
Envestnet , Inc. * 2,064 167,597
Everbridge , Inc. * 1,338 191,066
Fair Isaac Corp. * 1,102 483,987
FireEye, Inc. * 9,002 135,930
Five9, Inc. * 2,418 292,143
Forescout Technologies, Inc. * 1,891 54,820
Fortinet, Inc. * 5,252 726,352
GlobalSCAPE , Inc. 447 4,260
Globant SA * 1,465 253,357
GTY Technology Holdings,
Inc. * 1,674 5,440
Guidewire Software, Inc. * 3,259 383,454
HubSpot , Inc. * 1,622 380,537
Intelligent Systems Corp. * 244 7,398
Intuit, Inc. 9,965 3,052,977
J2 Global, Inc. * 1,804 102,323
LivePerson , Inc. * 2,194 94,298
LogMeIn, Inc. 1,900 163,039
Majesco * 266 3,471
Manhattan Associates, Inc. * 2,473 236,889
Medallia , Inc. * 3,188 97,967
Microsoft Corp. 297,900 61,072,479
MicroStrategy , Inc., Class A * 311 38,539
Mimecast Ltd. * 2,271 106,578
Mitek Systems, Inc. * 1,257 12,897
MobileIron , Inc. * 3,891 24,241
Model N, Inc. * 1,348 51,844
New Relic, Inc. * 1,993 141,324
NortonLifeLock , Inc. 21,922 470,227
Nuance Communications,
Inc. * 11,073 302,847
Nutanix , Inc., Class A * 7,077 157,039
OneSpan , Inc. * 1,327 41,323
Oracle Corp. 78,271 4,340,127
PagerDuty , Inc. * 2,687 81,900
Palo Alto Networks, Inc. * 3,876 991,946
Park City Group, Inc. * 374 1,634
Paycom Software, Inc. * 1,976 561,915
Paylocity Holding Corp. * 1,341 178,621
Pegasystems , Inc. 1,567 183,167

Nationwide Multi-Cap Portfolio - July 31, 2020 (Unaudited) - Statement of Investments - 33
Common Stocks
Shares Value ($)
Software
Ping Identity Holding Corp. * 720 24,739
Pluralsight , Inc., Class A * 3,804 80,531
Progress Software Corp. 1,643 57,275
Proofpoint , Inc. * 2,208 255,399
PROS Holdings, Inc. * 1,558 50,837
PTC, Inc. * 4,130 353,363
Q2 Holdings, Inc. * 1,944 182,833
QAD, Inc., Class A 486 19,202
Qualys , Inc. * 1,347 166,328
Rapid7, Inc. * 2,000 119,140
RealPage , Inc. * 3,414 215,116
Rimini Street, Inc. * 627 3,317
RingCentral, Inc., Class A * 2,960 859,199
Rosetta Stone, Inc. * 884 23,665
SailPoint Technologies
Holdings, Inc. * 3,494 110,061
salesforce.com, Inc. * 34,565 6,734,990
Sapiens International Corp.
NV 1,087 33,219
SeaChange International,
Inc. * 1,272 1,997
SecureWorks Corp., Class A * 263 3,145
ServiceNow , Inc. * 7,536 3,309,811
ShotSpotter, Inc. * 327 7,534
Slack Technologies, Inc.,
Class A * 14,637 432,523
Smartsheet , Inc., Class A * 4,389 209,531
Smith Micro Software, Inc. * 1,069 4,415
SolarWinds Corp. * 1,867 34,278
Splunk , Inc. * 6,219 1,304,871
Sprout Social, Inc., Class A * 255 7,367
SPS Commerce, Inc. * 1,427 107,268
SS&C Technologies Holdings,
Inc. 8,905 512,037
SVMK, Inc. * 4,861 116,567
Synchronoss Technologies,
Inc. * 1,924 6,349
Synopsys, Inc. * 5,858 1,167,031
Telenav , Inc. * 1,587 8,229
Tenable Holdings, Inc. * 2,558 86,793
Teradata Corp. * 4,434 93,114
Trade Desk, Inc. (The),
Class A * 1,594 719,404
Tyler Technologies, Inc. * 1,540 550,165
Upland Software, Inc. * 927 31,907
Varonis Systems, Inc. * 1,259 136,413
Verint Systems, Inc. * 2,545 114,245
Veritone , Inc. * 1,076 12,180
Vertex, Inc., Class A * 48 1,131
VirnetX Holding Corp. (d) 2,569 13,282
VMware, Inc., Class A *(d) 3,096 434,090
Workday, Inc., Class A * 6,774 1,225,552
Workiva , Inc. * 1,535 85,806
Xperi Holding Corp. 4,270 78,739
Yext , Inc. * 4,029 67,768
Zendesk , Inc. * 4,448 405,435
Zix Corp. * 2,149 15,290
Zoom Video Communications,
Inc., Class A * 6,678 1,695,611
Zscaler , Inc. * 3,046 395,523
Common Stocks
Shares Value ($)
Software
Zuora , Inc., Class A * 3,879 45,152
120,507,315
Specialty Retail 1.3%
Aaron's, Inc. 2,636 137,547
Abercrombie & Fitch Co.,
Class A 2,251 21,677
Advance Auto Parts, Inc. 2,669 400,724
American Eagle Outfitters, Inc. 5,742 57,420
America's Car-Mart, Inc. * 250 23,790
Asbury Automotive Group,
Inc. * 730 73,110
At Home Group, Inc. *(d) 1,829 22,716
AutoNation, Inc. * 2,328 119,520
AutoZone, Inc. * 919 1,109,619
Bed Bath & Beyond, Inc. 4,724 51,114
Best Buy Co., Inc. 8,862 882,567
Boot Barn Holdings, Inc. * 1,179 22,825
Buckle, Inc. (The) 1,193 19,124
Burlington Stores, Inc. * 2,612 491,056
Caleres , Inc. 1,566 9,881
Camping World Holdings, Inc.,
Class A 1,129 41,344
CarMax, Inc. * 6,565 636,608
Carvana Co. * 2,091 324,000
Cato Corp. (The), Class A 819 5,889
Chico's FAS, Inc. 4,971 6,313
Children's Place, Inc. (The) (d) 584 14,255
Citi Trends, Inc. 360 6,199
Conn's, Inc. * 599 5,966
Container Store Group, Inc.
(The) * 662 2,284
Designer Brands, Inc., Class A 2,541 15,017
Dick's Sporting Goods, Inc. 2,426 110,674
Envela Corp. * 201 850
Express, Inc. * 3,070 3,101
Five Below, Inc. * 2,177 237,097
Floor & Decor Holdings, Inc.,
Class A * 3,219 212,132
Foot Locker, Inc. 4,297 126,289
GameStop Corp., Class A * 2,354 9,440
Gap, Inc. (The) 5,689 76,062
Genesco, Inc. * 498 7,744
Group 1 Automotive, Inc. 644 54,109
GrowGeneration Corp. * 991 8,364
Guess?, Inc. (d) 1,536 15,882
Haverty Furniture Cos., Inc. 764 10,864
Hibbett Sports, Inc. * 686 15,908
Home Depot, Inc. (The) 42,502 11,283,856
Hudson Ltd., Class A * 1,279 5,602
L Brands, Inc. 8,964 218,811
Lithia Motors, Inc., Class A 855 195,923
Lowe's Cos., Inc. 29,867 4,447,495
Lumber Liquidators Holdings,
Inc. * 1,211 27,030
MarineMax , Inc. * 697 19,335
Michaels Cos., Inc. (The) *(d) 2,930 21,037
Monro , Inc. 1,332 74,992
Murphy USA, Inc. * 1,093 144,724
National Vision Holdings, Inc. * 3,169 101,376

34 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Specialty Retail
ODP Corp. (The) 2,224 49,084
OneWater Marine, Inc.,
Class A * 170 4,250
O'Reilly Automotive, Inc. * 2,884 1,376,764
Penske Automotive Group,
Inc. 1,326 59,431
Rent-A-Center, Inc. 1,869 54,051
Restoration Hardware
Holdings, Inc. * 649 186,542
Ross Stores, Inc. 13,623 1,221,574
Sally Beauty Holdings, Inc. * 4,089 47,473
Shoe Carnival, Inc. 457 11,219
Signet Jewelers Ltd. (d) 2,070 22,232
Sleep Number Corp. * 1,067 49,616
Sonic Automotive, Inc.,
Class A 983 37,472
Sportsman's Warehouse
Holdings, Inc. * 1,410 22,687
Tiffany & Co. 4,779 599,095
Tilly's, Inc., Class A 725 4,357
TJX Cos., Inc. (The) 47,667 2,478,207
Tractor Supply Co. 4,590 655,177
Ulta Beauty, Inc. * 2,149 414,736
Urban Outfitters, Inc. * 2,735 45,237
Williams-Sonoma, Inc. 3,018 262,928
Winmark Corp. 117 18,601
Zumiez , Inc. * 840 19,404
29,569,399
Technology Hardware, Storage & Peripherals 3.2%
3D Systems Corp. *(d) 4,785 31,533
Apple, Inc. 162,905 69,241,141
Avid Technology, Inc. * 1,381 11,366
Dell Technologies, Inc.,
Class C * 5,905 353,296
Diebold Nixdorf, Inc. * 2,315 16,136
Eastman Kodak Co. * 413 9,024
Hewlett Packard Enterprise
Co. 51,612 509,410
HP, Inc. 56,731 997,331
Immersion Corp. * 604 4,077
Intevac, Inc. * 698 4,132
NCR Corp. * 5,271 97,144
NetApp, Inc. 8,479 375,620
Pure Storage, Inc., Class A * 9,444 168,670
Quantum Corp. * 936 4,072
Super Micro Computer, Inc. * 1,822 55,216
Western Digital Corp. 12,072 520,303
Xerox Holdings Corp. 7,336 122,144
72,520,615
Textiles, Apparel & Luxury Goods 0.4%
Capri Holdings Ltd. * 5,715 85,611
Carter's, Inc. 1,714 134,926
Columbia Sportswear Co. 1,113 84,410
Crocs, Inc. * 2,725 97,936
Deckers Outdoor Corp. * 1,111 232,477
Fossil Group, Inc. * 2,002 6,627
G-III Apparel Group Ltd. * 1,829 18,089
Hanesbrands, Inc. 14,031 198,258
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods
Kontoor Brands, Inc. 2,014 38,588
Lakeland Industries, Inc. * 250 5,915
Lululemon Athletica, Inc. * 4,503 1,466,132
Movado Group, Inc. 709 6,835
NIKE, Inc., Class B 50,007 4,881,183
Oxford Industries, Inc. 664 28,512
PVH Corp. 2,749 133,766
Ralph Lauren Corp. 1,860 132,618
Rocky Brands, Inc. 205 4,664
Skechers USA, Inc., Class A * 5,317 155,682
Steven Madden Ltd. 3,342 70,783
Superior Group of Cos., Inc. 333 6,410
Tapestry, Inc. 10,916 145,838
Under Armour , Inc., Class A * 14,895 148,620
Unifi, Inc. * 623 7,451
Vera Bradley, Inc. * 1,033 4,530
VF Corp. 13,250 799,770
Wolverine World Wide, Inc. 3,212 77,216
8,972,847
Thrifts & Mortgage Finance 0.1%
Axos Financial, Inc. * 2,193 49,145
Bogota Financial Corp. * 230 1,815
Bridgewater Bancshares, Inc. * 1,062 9,866
Capitol Federal Financial, Inc. 5,511 53,181
Columbia Financial, Inc. * 2,193 26,382
ESSA Bancorp, Inc. 282 3,553
Essent Group Ltd. 4,376 156,792
Federal Agricultural Mortgage
Corp., Class C 462 27,494
Flagstar Bancorp, Inc. 1,428 44,811
FS Bancorp, Inc. 136 5,168
Greene County Bancorp, Inc. 93 2,002
Hingham Institution for
Savings 67 11,792
Home Bancorp, Inc. 343 8,019
HomeStreet , Inc. 954 25,224
Kearny Financial Corp. 3,199 25,720
Luther Burbank Corp. 1,038 9,934
Merchants Bancorp 286 5,271
Meridian Bancorp, Inc. 1,853 21,134
Meta Financial Group, Inc. 1,110 20,713
MGIC Investment Corp. 13,940 115,284
MMA Capital Holdings, Inc. * 167 4,138
Mr. Cooper Group, Inc. * 3,079 50,280
New York Community
Bancorp, Inc. 18,282 192,509
NMI Holdings, Inc., Class A * 2,781 43,161
Northfield Bancorp, Inc. 1,850 17,779
Northwest Bancshares, Inc. 4,718 46,472
Oconee Federal Financial
Corp. 35 889
OP Bancorp 444 2,762
PCSB Financial Corp. 675 7,506
PDL Community Bancorp * 198 1,802
PennyMac Financial Services,
Inc. 1,490 71,907
Pioneer Bancorp, Inc. * 330 2,871
Premier Financial Corp. 1,351 23,886
Provident Bancorp, Inc. 253 1,986

Nationwide Multi-Cap Portfolio - July 31, 2020 (Unaudited) - Statement of Investments - 35
Common Stocks
Shares Value ($)
Thrifts & Mortgage Finance
Provident Financial Holdings,
Inc. 227 2,769
Provident Financial Services,
Inc. 2,470 33,716
Prudential Bancorp, Inc. 257 2,878
Radian Group, Inc. 7,908 117,987
Riverview Bancorp, Inc. 775 3,782
Security National Financial
Corp., Class A * 292 1,796
Southern Missouri Bancorp,
Inc. 369 8,048
Standard AVB Financial Corp. 122 2,447
Sterling Bancorp, Inc. 628 1,915
Territorial Bancorp, Inc. 261 5,734
TFS Financial Corp. 2,024 29,308
Timberland Bancorp, Inc. 229 3,815
TrustCo Bank Corp. 3,677 21,290
Walker & Dunlop, Inc. 1,187 59,837
Washington Federal, Inc. 3,057 71,350
Waterstone Financial, Inc. 1,002 15,311
Western New England
Bancorp, Inc. 759 3,825
WSFS Financial Corp. 2,136 60,940
1,537,996
Tobacco 0.4%
Altria Group, Inc. 74,387 3,061,025
Philip Morris International, Inc. 62,113 4,770,899
Turning Point Brands, Inc. 361 11,870
Universal Corp. 981 41,359
Vector Group Ltd. 5,132 45,264
7,930,417
Trading Companies & Distributors 0.2%
Air Lease Corp. 4,164 109,180
Alta Equipment Group, Inc. * 570 4,332
Applied Industrial
Technologies, Inc. 1,494 94,301
Beacon Roofing Supply, Inc. * 2,236 69,674
BMC Stock Holdings, Inc. * 2,791 71,450
CAI International, Inc. * 633 10,894
DXP Enterprises, Inc. * 658 11,107
EVI Industries, Inc. * 171 4,323
Fastenal Co. 22,715 1,068,514
Foundation Building Materials,
Inc. * 869 11,931
GATX Corp. 1,398 85,264
General Finance Corp. * 323 1,899
GMS, Inc. * 1,656 38,800
H&E Equipment Services, Inc. 1,268 22,304
HD Supply Holdings, Inc. * 6,414 225,132
Herc Holdings, Inc. * 989 33,171
Lawson Products, Inc. * 152 4,542
MRC Global, Inc. * 3,268 19,445
MSC Industrial Direct Co.,
Inc., Class A 1,757 115,980
Nesco Holdings, Inc. * 431 1,448
NOW, Inc. * 4,516 35,586
Rush Enterprises, Inc.,
Class A 1,248 58,205
Common Stocks
Shares Value ($)
Trading Companies & Distributors
SiteOne Landscape Supply,
Inc. * 1,646 210,737
Systemax, Inc. 569 12,751
Textainer Group Holdings
Ltd. * 2,131 17,986
Titan Machinery, Inc. * 780 8,475
Transcat , Inc. * 211 5,887
Triton International Ltd. 1,984 62,437
United Rentals, Inc. * 2,860 444,358
Univar Solutions, Inc. * 6,849 121,022
Veritiv Corp. * 598 9,155
Watsco , Inc. 1,262 297,920
WESCO International, Inc. * 2,074 80,616
Willis Lease Finance Corp. * 86 1,677
WW Grainger, Inc. 1,763 602,117
3,972,620
Transportation Infrastructure 0.0%
†
Macquarie Infrastructure Corp. 2,907 87,094
Water Utilities 0.1%
American States Water Co. 1,439 110,630
American Water Works Co.,
Inc. 7,061 1,039,873
Artesian Resources Corp.,
Class A 250 8,770
Cadiz, Inc. * 669 7,105
California Water Service
Group 1,892 88,678
Consolidated Water Co. Ltd. 599 7,350
Essential Utilities, Inc. 8,758 397,175
Global Water Resources, Inc. 376 3,907
Middlesex Water Co. 675 43,241
Pure Cycle Corp. * 646 5,833
SJW Group 1,005 62,772
York Water Co. (The) 503 23,294
1,798,628
Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc. * 1,755 25,360
Gogo , Inc. * 2,029 5,905
Shenandoah
Telecommunications Co. 1,997 100,389
Spok Holdings, Inc. 906 9,078
Telephone and Data Systems,
Inc. 3,885 75,447
T-Mobile US, Inc. * 16,911 1,815,903
United States Cellular Corp. * 614 18,217
2,050,299
Total Common Stocks
(cost $1,054,515,977)
1,285,801,267

36 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Convertible Bond 0.0%
†
Principal
Amount ($) Value ($)
Pharmaceuticals 0.0%
†
Dermira , Inc., 3.00%,
5/15/2022 480,000 491,640
Total Convertible Bond
(cost $490,800)
491,640
Corporate Bonds 20.1%
Aerospace & Defense 0.6%
Boeing Co. (The) ,
4.88%, 5/1/2025 3,150,000 3,402,148
General Dynamics Corp. ,
3.25%, 4/1/2025 1,957,000 2,187,763
3.50%, 5/15/2025 2,050,000 2,316,554
Northrop Grumman Corp. ,
2.93%, 1/15/2025 4,370,000 4,757,306
Raytheon Technologies Corp. ,
3.15%, 12/15/2024(a) 150,000 163,202
12,826,973
Automobiles 0.0%
†
General Motors Co. ,
(ICE LIBOR USD 3
Month + 0.90%), 1.21%,
9/10/2021(e) 230,000 229,218
5.40%, 10/2/2023 130,000 143,348
6.13%, 10/1/2025 280,000 326,430
698,996
Banks 4.4%
Banco Santander Chile ,
2.50%, 12/15/2020(a) 1,880,000 1,886,937
Banco Santander SA ,
2.75%, 5/28/2025 4,400,000 4,655,442
Bank of America Corp. ,
2.63%, 4/19/2021 4,000,000 4,067,817
(ICE LIBOR USD 3 Month +
0.79%), 1.12%, 3/5/2024(e) 2,000,000 2,007,600
(SOFR + 1.15%), 1.32%,
6/19/2026(e) 410,000 415,186
Bank of Montreal ,
2.50%, 6/28/2024 1,360,000 1,455,827
Bank of Nova Scotia (The) ,
1.30%, 6/11/2025 2,320,000 2,370,482
BNP Paribas SA ,
(ICE LIBOR USD 3
Month + 1.11%), 2.82%,
11/19/2025(a)(e) 6,070,000 6,447,368
(SOFR + 2.07%), 2.22%,
6/9/2026(a)(e) 450,000 467,792
Citigroup, Inc. ,
2.70%, 3/30/2021 7,000,000 7,109,873
(SOFR + 1.67%), 1.68%,
5/15/2024(e) 370,000 380,256
(SOFR + 2.75%), 3.11%,
4/8/2026(e) 4,350,000 4,727,944
Credit Agricole SA ,
(SOFRINDX + 1.68%),
1.91%, 6/16/2026(a)(e) 4,750,000 4,888,068
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Credit Suisse Group Funding
Guernsey Ltd. ,
3.13%, 12/10/2020 500,000 504,804
HSBC Holdings plc ,
3.60%, 5/25/2023 3,280,000 3,527,295
(ICE LIBOR USD 3
Month + 1.00%), 1.39%,
5/18/2024(e) 3,450,000 3,448,873
Intesa Sanpaolo SpA ,
3.13%, 7/14/2022(a) 2,340,000 2,401,944
3.38%, 1/12/2023(a) 2,000,000 2,071,060
JPMorgan Chase & Co. ,
(SOFR + 1.46%), 1.51%,
6/1/2024(e) 1,030,000 1,054,205
(ICE LIBOR USD 3
Month + 1.00%), 4.02%,
12/5/2024(e) 2,580,000 2,854,076
(SOFR + 1.85%), 2.08%,
4/22/2026(e) 5,760,000 6,039,295
Lloyds Banking Group plc ,
3.10%, 7/6/2021 2,000,000 2,050,002
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
1.33%, 6/15/2023(e) 1,990,000 2,008,540
3.90%, 3/12/2024 600,000 663,444
National Securities Clearing
Corp. ,
1.20%, 4/23/2023(a) 530,000 540,606
Nordea Bank Abp ,
4.88%, 5/13/2021(a) 500,000 516,176
1.00%, 6/9/2023(a) 460,000 467,782
Royal Bank of Canada ,
1.15%, 6/10/2025 980,000 998,513
Santander UK Group Holdings
plc ,
3.57%, 1/10/2023 500,000 518,869
Standard Chartered plc ,
3.95%, 1/11/2023(a) 4,000,000 4,175,159
Sumitomo Mitsui Financial
Group, Inc. ,
(ICE LIBOR USD 3
Month + 0.80%), 1.07%,
10/16/2023(e) 2,500,000 2,499,999
Svenska Handelsbanken AB ,
(ICE LIBOR USD 3
Month + 0.47%), 0.83%,
5/24/2021(e) 2,000,000 2,006,444
Toronto-Dominion Bank (The) ,
(ICE LIBOR USD 3
Month + 0.27%), 0.57%,
3/17/2021(e) 960,000 961,399
0.75%, 6/12/2023 1,890,000 1,908,071
UniCredit SpA ,
6.57%, 1/14/2022(a) 3,690,000 3,922,623
US Bancorp ,
1.45%, 5/12/2025 1,750,000 1,815,917

Nationwide Multi-Cap Portfolio - July 31, 2020 (Unaudited) - Statement of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co. ,
(ICE LIBOR USD 3
Month + 1.23%), 1.49%,
10/31/2023(e) 4,000,000 4,043,440
(SOFR + 1.60%), 1.65%,
6/2/2024(e) 2,420,000 2,466,809
(SOFR + 2.00%), 2.19%,
4/30/2026(e) 3,610,000 3,767,927
98,113,864
Beverages 0.6%
Anheuser-Busch InBev
Worldwide, Inc. ,
(ICE LIBOR USD 3
Month + 0.74%), 1.01%,
1/12/2024(e) 4,450,000 4,477,744
Coca-Cola Co. (The) ,
2.95%, 3/25/2025 2,630,000 2,923,127
1.45%, 6/1/2027 250,000 260,302
Constellation Brands, Inc. ,
(ICE LIBOR USD 3
Month + 0.70%), 1.09%,
11/15/2021(e) 3,625,000 3,624,649
PepsiCo, Inc. ,
0.75%, 5/1/2023 740,000 749,872
2.25%, 3/19/2025 1,040,000 1,120,231
2.63%, 3/19/2027 10,000 11,147
13,167,072
Biotechnology 0.4%
AbbVie, Inc. ,
2.60%, 11/21/2024(a) 2,000,000 2,139,407
2.95%, 11/21/2026(a) 4,000,000 4,414,501
Gilead Sciences, Inc. ,
2.55%, 9/1/2020 1,000,000 1,001,699
3.70%, 4/1/2024 1,000,000 1,108,335
8,663,942
Building Products 0.1%
Carrier Global Corp. ,
1.92%, 2/15/2023(a) 730,000 750,172
2.24%, 2/15/2025(a) 590,000 616,236
1,366,408
Capital Markets 1.2%
Bank of New York Mellon
Corp. (The) ,
1.60%, 4/24/2025 190,000 198,386
Credit Suisse AG ,
3.63%, 9/9/2024 2,830,000 3,154,441
2.95%, 4/9/2025 1,000,000 1,097,239
Goldman Sachs Group, Inc.
(The) ,
3.50%, 4/1/2025 3,690,000 4,088,003
3.75%, 5/22/2025 7,300,000 8,163,963
Morgan Stanley ,
(SOFR + 1.99%), 2.19%,
4/28/2026(e) 4,940,000 5,204,567
UBS Group AG ,
3.49%, 5/23/2023(a) 1,000,000 1,047,484
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
UBS Group AG,
(ICE LIBOR USD 3
Month + 0.95%), 1.34%,
8/15/2023(a)(e) 2,100,000 2,105,237
(ICE LIBOR USD 3
Month + 0.95%), 2.86%,
8/15/2023(a)(e) 2,600,000 2,706,706
USAA Capital Corp. ,
1.50%, 5/1/2023(a) 150,000 154,495
27,920,521
Chemicals 0.2%
Equate Petrochemical BV ,
3.00%, 3/3/2022(a) 1,990,000 2,020,726
OCP SA ,
Reg. S, 4.50%, 10/22/2025 2,200,000 2,293,940
4,314,666
Commercial Services & Supplies 0.1%
Republic Services, Inc. ,
5.25%, 11/15/2021 1,000,000 1,061,331
Consumer Finance 0.3%
AerCap Ireland Capital DAC ,
4.50%, 5/15/2021 1,500,000 1,530,068
American Express Co. ,
(ICE LIBOR USD 3
Month + 0.60%), 1.14%,
11/5/2021(e) 2,500,000 2,512,989
American Express Credit
Corp. ,
Series F, 2.60%, 9/14/2020 2,000,000 2,001,268
General Motors Financial Co.,
Inc. ,
3.55%, 7/8/2022 1,500,000 1,558,456
Park Aerospace Holdings Ltd. ,
5.25%, 8/15/2022(a) 185,000 178,255
7,781,036
Diversified Financial Services 0.2%
Shell International Finance
BV ,
(ICE LIBOR USD 3
Month + 0.40%), 0.83%,
11/13/2023(e) 3,170,000 3,173,438
2.88%, 5/10/2026 830,000 923,094
4,096,532
Diversified Telecommunication Services 0.7%
AT&T, Inc. ,
(ICE LIBOR USD 3
Month + 1.18%), 1.50%,
6/12/2024(e) 4,000,000 4,059,032
3.40%, 5/15/2025 1,000,000 1,112,157
CCO Holdings LLC ,
4.50%, 8/15/2030(a) 2,570,000 2,723,943
Verizon Communications, Inc. ,
3.38%, 2/15/2025 5,680,000 6,376,667
2.63%, 8/15/2026 580,000 641,330
14,913,129

38 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities 0.7%
Duke Energy Carolinas LLC ,
2.50%, 3/15/2023 1,000,000 1,051,027
Duke Energy Corp. ,
3.55%, 9/15/2021 2,300,000 2,362,701
2.40%, 8/15/2022 1,000,000 1,038,381
FirstEnergy Corp. ,
Series A, 2.85%, 7/15/2022 2,855,000 2,927,453
Series B, 4.25%, 3/15/2023 2,162,000 2,290,930
Series A, 1.60%, 1/15/2026 940,000 925,967
Pacific Gas and Electric Co. ,
1.75%, 6/16/2022 1,790,000 1,796,665
Perusahaan Perseroan
Persero PT Perusahaan
Listrik Negara ,
5.45%, 5/21/2028(a) 1,830,000 2,168,550
14,561,674
Energy Equipment & Services 0.0%
†
Halliburton Co. ,
3.25%, 11/15/2021 767,000 786,878
Food & Staples Retailing 0.1%
Walmart, Inc. ,
3.40%, 6/26/2023 120,000 130,265
3.55%, 6/26/2025 1,160,000 1,323,234
1,453,499
Food Products 0.2%
Cargill, Inc. ,
3.25%, 3/1/2023(a) 1,520,000 1,618,277
1.38%, 7/23/2023(a) 330,000 338,095
Hershey Co. (The) ,
0.90%, 6/1/2025 400,000 405,162
Mondelez International
Holdings Netherlands BV ,
2.13%, 9/19/2022(a) 210,000 217,316
Mondelez International, Inc. ,
2.13%, 4/13/2023 120,000 125,139
1.50%, 5/4/2025 930,000 963,056
Tyson Foods, Inc. ,
2.25%, 8/23/2021 1,000,000 1,015,277
4,682,322
Health Care Equipment & Supplies 0.1%
Becton Dickinson and Co. ,
(ICE LIBOR USD 3
Month + 0.88%), 1.18%,
12/29/2020(e) 683,000 683,137
3.36%, 6/6/2024 1,000,000 1,087,980
1,771,117
Health Care Providers & Services 1.4%
Aetna, Inc. ,
2.75%, 11/15/2022 930,000 970,063
Anthem, Inc. ,
2.50%, 11/21/2020 2,200,000 2,213,691
Cigna Corp. ,
(ICE LIBOR USD 3
Month + 0.89%), 1.17%,
7/15/2023(e) 6,060,000 6,114,249
3.75%, 7/15/2023 20,000 21,788
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Cigna Corp.,
4.13%, 11/15/2025 4,440,000 5,143,810
CVS Health Corp. ,
(ICE LIBOR USD 3 Month +
0.72%), 1.03%, 3/9/2021(e) 380,000 381,459
3.70%, 3/9/2023 2,280,000 2,453,701
4.10%, 3/25/2025 4,430,000 5,034,695
3.88%, 7/20/2025 1,170,000 1,328,133
Humana, Inc. ,
2.50%, 12/15/2020 610,000 614,929
3.15%, 12/1/2022 1,500,000 1,582,884
4.50%, 4/1/2025 260,000 300,756
UnitedHealth Group, Inc. ,
(ICE LIBOR USD 3
Month + 0.07%), 0.34%,
10/15/2020(e) 2,080,000 2,080,262
2.88%, 12/15/2021 1,000,000 1,036,475
2.38%, 10/15/2022 50,000 52,367
3.50%, 6/15/2023 120,000 130,843
3.75%, 7/15/2025 1,650,000 1,897,494
1.25%, 1/15/2026 240,000 247,740
31,605,339
Hotels, Restaurants & Leisure 0.2%
Marriott International, Inc. ,
Series Y, (ICE LIBOR USD
3 Month + 0.60%), 0.95%,
12/1/2020(e) 290,000 288,161
(ICE LIBOR USD 3 Month +
0.65%), 0.97%, 3/8/2021(e) 300,000 297,897
McDonald's Corp. ,
2.63%, 1/15/2022 400,000 413,112
3.30%, 7/1/2025 2,000,000 2,238,826
1.45%, 9/1/2025 60,000 62,317
3.70%, 1/30/2026 80,000 91,641
Sands China Ltd. ,
4.60%, 8/8/2023 1,810,000 1,911,034
5,302,988
Household Products 0.2%
Procter & Gamble Co. (The) ,
2.45%, 3/25/2025 1,100,000 1,197,368
2.45%, 11/3/2026 1,220,000 1,353,146
2.80%, 3/25/2027 60,000 67,870
Reckitt Benckiser Treasury
Services plc ,
(ICE LIBOR USD 3
Month + 0.56%), 0.86%,
6/24/2022(a)(e) 2,100,000 2,099,069
4,717,453
Industrial Conglomerates 0.6%
3M Co. ,
(ICE LIBOR USD 3
Month + 0.30%), 0.72%,
2/14/2024(e) 3,600,000 3,593,335
General Electric Co. ,
3.15%, 9/7/2022 7,000,000 7,313,397

Nationwide Multi-Cap Portfolio - July 31, 2020 (Unaudited) - Statement of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Industrial Conglomerates
Honeywell International, Inc. ,
1.35%, 6/1/2025 2,230,000 2,307,093
13,213,825
Insurance 0.1%
American International Group,
Inc. ,
2.50%, 6/30/2025 200,000 213,871
Guardian Life Global Funding ,
1.10%, 6/23/2025(a) 150,000 151,546
MassMutual Global Funding II ,
0.85%, 6/9/2023(a) 2,320,000 2,346,483
New York Life Global Funding ,
0.95%, 6/24/2025(a) 300,000 305,160
Principal Life Global Funding
II ,
1.25%, 6/23/2025(a) 140,000 143,057
3,160,117
Interactive Media & Services 0.1%
Tencent Holdings Ltd. ,
Reg. S, 2.99%, 1/19/2023 1,980,000 2,061,939
Internet & Direct Marketing Retail 0.2%
Amazon.com, Inc. ,
1.20%, 6/3/2027 3,150,000 3,242,840
Prosus NV ,
Reg. S, 4.85%, 7/6/2027 2,000,000 2,272,200
5,515,040
IT Services 0.4%
PayPal Holdings, Inc. ,
1.35%, 6/1/2023 300,000 307,099
1.65%, 6/1/2025 4,350,000 4,534,215
Visa, Inc. ,
3.15%, 12/14/2025 3,870,000 4,364,511
9,205,825
Media 0.9%
Charter Communications
Operating LLC ,
(ICE LIBOR USD 3 Month +
1.65%), 2.34%, 2/1/2024(e) 6,700,000 6,813,183
4.91%, 7/23/2025 460,000 533,284
Comcast Corp. ,
(ICE LIBOR USD 3
Month + 0.63%), 0.91%,
4/15/2024(e) 5,200,000 5,227,437
3.10%, 4/1/2025 2,300,000 2,551,096
3.95%, 10/15/2025 1,870,000 2,165,881
Fox Corp. ,
3.05%, 4/7/2025 3,070,000 3,370,656
3.50%, 4/8/2030 430,000 489,304
21,150,841
Metals & Mining 0.3%
Glencore Finance Canada
Ltd. ,
4.25%, 10/25/2022(a)(c) 1,000,000 1,056,192
Glencore Funding LLC ,
3.00%, 10/27/2022(a) 1,240,000 1,278,068
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
Glencore Funding LLC,
4.13%, 3/12/2024(a) 2,000,000 2,159,143
Southern Copper Corp. ,
3.88%, 4/23/2025 1,860,000 2,063,692
Vale Overseas Ltd. ,
6.88%, 11/21/2036 520,000 709,800
7,266,895
Multiline Retail 0.1%
Dollar General Corp. ,
3.25%, 4/15/2023 40,000 42,652
Target Corp. ,
2.25%, 4/15/2025 2,750,000 2,958,635
3,001,287
Multi-Utilities 0.1%
Consolidated Edison, Inc. ,
2.00%, 5/15/2021 1,100,000 1,112,734
Oil, Gas & Consumable Fuels 2.6%
Apache Corp. ,
3.25%, 4/15/2022 1,000,000 1,005,450
BP Capital Markets America,
Inc. ,
(ICE LIBOR USD 3
Month + 0.65%), 0.97%,
9/19/2022(e) 1,000,000 1,004,099
2.94%, 4/6/2023 2,000,000 2,122,596
BP Capital Markets plc ,
(ICE LIBOR USD 3
Month + 0.87%), 1.19%,
9/16/2021(e) 590,000 594,528
3.56%, 11/1/2021 2,200,000 2,285,515
Chevron Corp. ,
1.55%, 5/11/2025 3,620,000 3,772,588
Cimarex Energy Co. ,
4.38%, 6/1/2024 2,300,000 2,453,338
CNOOC Finance 2015 USA
LLC ,
4.38%, 5/2/2028 1,840,000 2,171,187
Concho Resources, Inc. ,
4.38%, 1/15/2025 760,000 784,629
Continental Resources, Inc. ,
4.50%, 4/15/2023 850,000 849,014
3.80%, 6/1/2024 1,800,000 1,742,040
Diamondback Energy, Inc. ,
2.88%, 12/1/2024 1,490,000 1,514,317
5.38%, 5/31/2025 230,000 238,846
Ecopetrol SA ,
5.88%, 9/18/2023 1,050,000 1,156,312
5.38%, 6/26/2026 1,000,000 1,106,250
Energy Transfer Partners LP ,
4.50%, 11/1/2023 80,000 85,143
Enterprise Products Operating
LLC ,
2.80%, 2/15/2021 5,280,000 5,344,592
3.90%, 2/15/2024 500,000 551,212
3.75%, 2/15/2025 900,000 1,004,779
Exxon Mobil Corp. ,
1.57%, 4/15/2023 1,010,000 1,042,374

40 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Exxon Mobil Corp.,
2.99%, 3/19/2025 3,290,000 3,619,377
KazMunayGas National Co.
JSC ,
3.88%, 4/19/2022(a) 4,160,000 4,290,166
4.75%, 4/24/2025(a) 500,000 550,150
Lukoil International Finance
BV ,
4.75%, 11/2/2026(a) 1,860,000 2,068,041
MPLX LP ,
(ICE LIBOR USD 3 Month +
1.10%), 1.41%, 9/9/2022(e) 4,350,000 4,308,953
Occidental Petroleum Corp. ,
(ICE LIBOR USD 3
Month + 1.45%), 1.84%,
8/15/2022(e) 2,530,000 2,371,875
Petrobras Global Finance BV ,
6.13%, 1/17/2022 1,510,000 1,589,275
5.30%, 1/27/2025 150,000 162,113
5.75%, 2/1/2029 300,000 324,090
Petroleos del Peru SA ,
4.75%, 6/19/2032(a) 1,970,000 2,285,200
Sinopec Group Overseas
Development 2014 Ltd. ,
4.38%, 4/10/2024(a) 2,120,000 2,353,009
Western Midstream Operating
LP ,
(ICE LIBOR USD 3
Month + 0.85%), 2.12%,
1/13/2023(e) 420,000 390,600
Williams Cos., Inc. (The) ,
4.55%, 6/24/2024 2,110,000 2,348,003
57,489,661
Paper & Forest Products 0.1%
Suzano Austria GmbH ,
5.75%, 7/14/2026(a) 2,010,000 2,254,235
Pharmaceuticals 0.7%
AstraZeneca plc ,
(ICE LIBOR USD 3
Month + 0.67%), 1.05%,
8/17/2023(e) 2,186,000 2,188,152
Bristol-Myers Squibb Co. ,
2.88%, 8/15/2020 470,000 470,358
2.25%, 8/15/2021 1,845,000 1,880,452
2.60%, 5/16/2022 1,830,000 1,903,769
2.90%, 7/26/2024 150,000 163,347
3.88%, 8/15/2025 1,030,000 1,186,055
Elanco Animal Health, Inc. ,
4.66%, 8/27/2021(c) 666,000 694,938
Eli Lilly & Co. ,
2.35%, 5/15/2022 400,000 413,593
GlaxoSmithKline Capital plc ,
(ICE LIBOR USD 3
Month + 0.35%), 0.77%,
5/14/2021(e) 1,500,000 1,503,341
Merck & Co., Inc. ,
0.75%, 2/24/2026 440,000 446,557
1.45%, 6/24/2030 260,000 267,145
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Pfizer, Inc. ,
0.80%, 5/28/2025 780,000 793,494
Teva Pharmaceutical Finance
Netherlands III BV ,
2.80%, 7/21/2023 4,680,000 4,538,664
16,449,865
Semiconductors & Semiconductor Equipment 0.4%
Broadcom, Inc. ,
2.25%, 11/15/2023(a) 510,000 530,873
4.70%, 4/15/2025(a) 2,220,000 2,538,488
3.15%, 11/15/2025(a) 630,000 679,283
Micron Technology, Inc. ,
2.50%, 4/24/2023 320,000 334,057
NXP BV ,
2.70%, 5/1/2025(a) 2,350,000 2,518,235
QUALCOMM, Inc. ,
(ICE LIBOR USD 3
Month + 0.73%), 1.00%,
1/30/2023(e) 2,700,000 2,727,859
Texas Instruments, Inc. ,
1.75%, 5/4/2030 110,000 115,364
9,444,159
Software 0.1%
Oracle Corp. ,
2.50%, 4/1/2025 2,090,000 2,259,570
Specialty Retail 0.3%
Home Depot, Inc. (The) ,
(ICE LIBOR USD 3 Month +
0.31%), 0.66%, 3/1/2022(e) 1,000,000 1,002,715
3.25%, 3/1/2022 1,000,000 1,047,268
2.50%, 4/15/2027 20,000 22,130
Lowe's Cos., Inc. ,
3.12%, 4/15/2022 3,000,000 3,120,477
TJX Cos., Inc. (The) ,
3.50%, 4/15/2025 2,300,000 2,564,198
7,756,788
Technology Hardware, Storage & Peripherals 0.3%
Apple, Inc. ,
1.55%, 8/4/2021 1,070,000 1,082,321
1.13%, 5/11/2025 2,830,000 2,907,703
Dell International LLC ,
4.42%, 6/15/2021(a) 1,796,000 1,845,567
5,835,591
Textiles, Apparel & Luxury Goods 0.1%
NIKE, Inc. ,
2.40%, 3/27/2025 3,010,000 3,265,162
Thrifts & Mortgage Finance 0.1%
BPCE SA ,
3.00%, 5/22/2022(a) 2,770,000 2,872,141
Tobacco 0.5%
Altria Group, Inc. ,
3.80%, 2/14/2024 1,200,000 1,318,940
2.35%, 5/6/2025 2,090,000 2,222,430
4.40%, 2/14/2026 840,000 976,958

Nationwide Multi-Cap Portfolio - July 31, 2020 (Unaudited) - Statement of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco
BAT Capital Corp. ,
(ICE LIBOR USD 3
Month + 0.88%), 1.27%,
8/15/2022(e) 40,000 40,104
2.76%, 8/15/2022 3,500,000 3,638,142
Philip Morris International,
Inc. ,
1.13%, 5/1/2023 2,420,000 2,462,828
10,659,402
Trading Companies & Distributors 0.1%
Air Lease Corp. ,
3.38%, 7/1/2025 260,000 264,405
International Lease Finance
Corp. ,
5.88%, 8/15/2022 2,600,000 2,807,311
3,071,716
Wireless Telecommunication Services 0.3%
T-Mobile USA, Inc. ,
3.50%, 4/15/2025(a) 1,910,000 2,110,187
Vodafone Group plc ,
(ICE LIBOR USD 3
Month + 0.99%), 1.26%,
1/16/2024(e) 4,349,000 4,366,044
6,476,231
Total Corporate Bonds
(cost $441,676,174)
453,328,764
Exchange-Traded Funds 0.2%
Shares
Equity Funds 0.2%
iShares Russell 3000 ETF 17,973 3,422,958
SPDR S&P 500 ETF Trust 66 21,550
SPDR S&P MidCap 400 ETF
Trust 700 237,734
Vanguard Small-Cap ETF 1,600 243,872
0
Total Exchange-Traded Funds
(cost $2,922,386)
3,926,114
Foreign Government Securities 1.7%
Principal
Amount ($)
ARGENTINA 0.1%
Argentine Republic ,
5.63%, 1/26/2022 3,060,000 1,350,990
Provincia de Buenos Aires ,
6.50%, 2/15/2023(a) 1,200,000 507,000
1,857,990
COLOMBIA 0.1%
Republic of Colombia ,
4.38%, 7/12/2021 3,070,000 3,162,100
Foreign Government Securities
Principal
Amount ($) Value ($)
EGYPT 0.0%
†
Arab Republic of Egypt ,
Reg. S, 6.59%, 2/21/2028 1,220,000 1,203,225
INDONESIA 0.2%
Republic of Indonesia ,
3.75%, 4/25/2022(a) 1,200,000 1,249,272
2.95%, 1/11/2023 2,490,000 2,583,726
3,832,998
ISRAEL 0.1%
State of Israel Government
Bond ,
2.88%, 3/16/2026 2,000,000 2,197,840
KUWAIT 0.1%
State of Kuwait ,
2.75%, 3/20/2022(a) 900,000 929,225
3.50%, 3/20/2027(a) 1,260,000 1,425,942
2,355,167
MEXICO 0.3%
Mex Bonos Desarr Fix Rt ,
8.00%, 11/7/2047 MXN 53,130,000 2,718,093
United Mexican States ,
4.00%, 10/2/2023 3,060,000 3,296,385
6,014,478
PERU 0.1%
Republic of Peru ,
2.39%, 1/23/2026 2,100,000 2,232,300
QATAR 0.2%
State of Qatar ,
2.38%, 6/2/2021(a) 500,000 506,250
Reg. S, 3.88%, 4/23/2023 2,220,000 2,396,108
3.38%, 3/14/2024(a) 760,000 824,155
3,726,513
RUSSIA 0.2%
Russian Federation ,
6.90%, 5/23/2029 RUB 121,670,000 1,766,362
7.65%, 4/10/2030 144,850,000 2,206,357
7.25%, 5/10/2034 2,250,000 33,611
4,006,330
SAUDI ARABIA 0.1%
Kingdom of Saudi Arabia ,
4.50%, 4/17/2030(a) 1,450,000 1,758,125
SENEGAL 0.0%
†
Republic of Senegal ,
6.25%, 5/23/2033(a) 1,260,000 1,249,227
UNITED ARAB EMIRATES 0.2%
United Arab Emirates
Government Bond ,
2.50%, 10/11/2022(a) 1,400,000 1,454,673

42 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Foreign Government Securities
Principal
Amount ($) Value ($)
UNITED ARAB EMIRATES
United Arab Emirates
Government Bond
(continued)
4.13%, 10/11/2047(a) 1,970,000 2,571,941
4,026,614
Total Foreign Government Securities
(cost $37,438,776)
37,622,907
Mortgage-Backed Securities 3.3%
FHLMC Gold Pool
Pool# G61374
4.50%, 4/1/2048 435,655 476,558
Pool# G67721
4.50%, 4/1/2049 326,791 356,263
FHLMC UMBS Pool
Pool# ZM6115
4.50%, 4/1/2048 285,790 307,436
Pool# ZM6138
4.50%, 4/1/2048 216,856 233,336
Pool# ZM6880
4.50%, 6/1/2048 197,229 212,169
Pool# ZT0474
4.50%, 8/1/2048 62,855 68,285
Pool# ZA5940
4.50%, 11/1/2048 257,694 280,250
Pool# ZT1640
4.50%, 1/1/2049 905,666 980,902
Pool# ZA6356
4.50%, 2/1/2049 773,290 836,651
Pool# ZA6342
4.50%, 3/1/2049 708,667 775,755
Pool# ZA6531
4.50%, 3/1/2049 195,499 210,704
Pool# RA1084
4.50%, 7/1/2049 453,265 491,758
Pool# SD0291
5.00%, 3/1/2050 1,128,507 1,233,021
Pool# RA2389
4.50%, 4/1/2050 389,313 419,931
FNMA Pool
Pool# BL5547
2.68%, 1/1/2035 300,000 346,247
Pool# BM6224
2.79%, 1/1/2035(b) 738,311 854,374
Pool# BL5767
2.68%, 2/1/2035 200,000 231,030
FNMA UMBS Pool
Pool# AL9546
3.50%, 11/1/2046 521,796 562,076
Pool# BE3776
4.50%, 7/1/2047 852,767 917,359
Pool# CA0148
4.50%, 8/1/2047 182,883 196,480
Pool# CA0717
4.50%, 11/1/2047 813,946 875,094
Pool# CA1565
4.50%, 4/1/2048 947,078 1,017,174
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA1711
4.50%, 5/1/2048 224,427 241,450
Pool# BM4014
4.50%, 5/1/2048 72,330 78,579
Pool# BJ9257
4.50%, 6/1/2048 359,726 397,654
Pool# CA2047
4.50%, 7/1/2048 534,243 585,084
Pool# CA2055
4.50%, 7/1/2048 295,904 318,196
Pool# FM3469
3.50%, 8/1/2048 1,420,073 1,520,102
Pool# CA2199
4.50%, 8/1/2048 878,296 961,879
Pool# CA2205
4.50%, 8/1/2048 374,566 402,701
Pool# CA2251
5.00%, 8/1/2048 141,450 154,697
Pool# BK4814
4.50%, 9/1/2048 215,080 231,142
Pool# CA2482
4.50%, 10/1/2048 685,686 750,942
Pool# CA2491
4.50%, 10/1/2048 239,130 257,175
Pool# BK7603
4.50%, 10/1/2048 134,629 145,943
Pool# CA2419
4.50%, 10/1/2048 49,688 53,366
Pool# FM3141
3.50%, 11/1/2048 1,444,495 1,536,555
Pool# BN1623
4.50%, 11/1/2048 443,448 489,507
Pool# CA2588
4.50%, 11/1/2048 106,095 114,016
Pool# MA3527
5.00%, 11/1/2048 867,648 948,800
Pool# BN0302
4.50%, 12/1/2048 921,567 997,030
Pool# CA2805
4.50%, 12/1/2048 881,040 946,762
Pool# CA2801
4.50%, 12/1/2048 364,924 394,811
Pool# CA2803
4.50%, 12/1/2048 88,638 95,250
Pool# BN3933
4.50%, 1/1/2049 902,798 978,354
Pool# BM5317
4.50%, 1/1/2049 321,021 348,230
Pool# CA3092
4.50%, 2/1/2049 1,630,649 1,771,704
Pool# CA3055
4.50%, 2/1/2049 358,259 387,586
Pool# BM5629
4.50%, 2/1/2049 135,423 147,401
Pool# CA3842
4.50%, 7/1/2049 457,888 496,806
Pool# FM1263
4.50%, 7/1/2049 204,690 221,344
Pool# CA4033
4.50%, 8/1/2049 456,758 495,579

Nationwide Multi-Cap Portfolio - July 31, 2020 (Unaudited) - Statement of Investments - 43
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM3154
5.00%, 9/1/2049 89,058 97,353
Pool# FM1671
4.50%, 10/1/2049 512,456 556,643
Pool# FM3002
4.50%, 11/1/2049 2,802,916 3,031,252
Pool# FM3155
5.00%, 12/1/2049 87,470 95,571
Pool# FM2378
4.50%, 1/1/2050 395,910 427,549
Pool# FM2988
4.50%, 2/1/2050 95,237 102,843
Pool# CA5379
4.50%, 3/1/2050 387,918 427,593
Pool# BP2389
4.50%, 4/1/2050 99,642 107,087
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
2.00%, 8/25/2035 17,100,000
17,786,672
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.00%, 8/25/2050 9,300,000 9,634,945
2.50%, 8/25/2050 500,000 525,254
GNMA II Pool
Pool# MA5193
4.50%, 5/20/2048 853,846 920,839
Pool# MA5399
4.50%, 8/20/2048 1,657,728 1,781,783
Pool# MA5530
5.00%, 10/20/2048 82,610 90,151
Pool# MA5597
5.00%, 11/20/2048 781,533 849,875
Pool# MA5711
4.50%, 1/20/2049 322,802 345,502
Pool# MA5712
5.00%, 1/20/2049 553,752 599,848
Pool# MA5819
5.00%, 3/20/2049 884,447 958,477
Pool# MA6342
5.00%, 12/20/2049 1,613,595 1,747,412
Pool# BS1728
4.00%, 1/20/2050 99,167 108,077
Pool# MA6413
5.00%, 1/20/2050 937,531 1,016,954
Pool# BM7534
3.50%, 2/20/2050 198,489 210,491
Pool# BS1742
4.00%, 2/20/2050 97,717 106,048
Pool# MA6477
4.50%, 2/20/2050 575,665 614,985
Pool# BS1757
4.00%, 3/20/2050 99,460 108,926
Pool# MA6544
4.50%, 3/20/2050 387,972 414,415
Pool# BS8420
4.00%, 4/20/2050 398,324 432,364
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA6603
5.00%, 4/20/2050 793,836 863,619
GNMA TBA
2.50%, 8/15/2050 2,900,000
3,062,898
Total Mortgage-Backed Securities
(cost $74,975,781)
75,376,924
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Achillion Pharmaceuticals,
Inc., CVR*∞ 5,788 2,662
Alder Biopharmaceuticals,
Inc., CVR*^∞(d) 3,287 0
Oncternal Therapeutics, Inc.,
CVR*∞ 31 64
Progenics Pharmaceuticals,
Inc., CVR*^∞ 3,700 0
Stemline Therapeutics, Inc.,
CVR*^∞ 1,519 0
2,726
0
Pharmaceuticals 0.0%
†
Dova Pharmaceuticals, Inc.,
CVR*^∞ 375 0
Elanco Animal Health, Inc.,
CVR*^∞ 2,818 0
0
0
Total Rights
(cost $11,576) 2,726
U.S. Treasury Obligations 6.5%
Principal
Amount ($)
U.S. Treasury Bonds
3.00%, 2/15/2049 280,000 403,670
0.00%, 5/15/2049 4,350,000 3,035,829
2.00%, 2/15/2050 7,080,000 8,501,531
1.25%, 5/15/2050 5,510,000 5,575,862
U.S. Treasury Inflation Linked
Bonds
2.13%, 2/15/2040 (f) 1,440,000 2,651,264
2.13%, 2/15/2041 (f) 700,000 1,291,628
1.38%, 2/15/2044 (f)(g) 4,290,000 6,856,181
0.75%, 2/15/2045 (f) 910,000 1,292,753
1.00%, 2/15/2046 (f) 1,830,000 2,742,066
1.00%, 2/15/2049 (f) 11,480,000 16,805,298
0.25%, 2/15/2050 (f) 2,200,000 2,677,017
U.S. Treasury Notes
0.13%, 6/30/2022 300,000 300,023
1.75%, 7/15/2022 70,000 72,217
0.25%, 6/30/2025 3,020,000 3,024,837
2.13%, 5/31/2026 1,730,000 1,912,191
0.50%, 6/30/2027 70,100,000 70,633,965

44 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
0.63%, 5/15/2030 17,620,000 17,762,474
Total U.S. Treasury Obligations
(cost $135,655,925)
145,538,806
Warrants 0.0%
†
Number of
Warrants
Oil, Gas & Consumable Fuels 0.0%
†
Occidental Petroleum Corp.,
expiring 8/3/2027 (cost $0)* 4,165 23,324
Short-Term Investments 0.7%
Shares
Money Market Funds 0.0%
†
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class,0.09%(h)( i ) 846,262 846,262
Principal
Amount ($)
U.S. Government Agency Securities 0.1%
FHLB
0.12%, 10/21/2020 1,220,000 1,219,759
0.00%, 10/28/2020 660,000 659,858
1,879,617
U.S. Treasury Obligations 0.6%
U.S. Treasury Bills
0.14%, 8/18/2020 6,420,000 6,419,779
0.16%, 10/13/2020 3,200,000 3,199,401
0.16%, 11/10/2020 3,200,000 3,199,340
12,818,520
Total Short-Term Investments
(cost $15,542,844)
15,544,399
Repurchase Agreements 0.0%
†
Principal
Amount ($) Value ($)
BNP Paribas Securities
Corp.
0.07%, dated 7/31/2020,
due 8/3/2020, repurchase
price $95,085,
collateralized by U.S.
Treasury Note, 1.50%,
maturing 8/15/2026; total
market value $97,277. ( i ) 95,085 95,085
Total Repurchase Agreements
(cost $95,085)
95,085
Total Investments
(cost $1,985,506,383) — 99.3%
2,236,960,373
Other assets in excess of
liabilities — 0.7% 16,767,090
NET ASSETS — 100.0%
$ 2,253,727,463
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at July 31, 2020 was
$276,050,651 which represents 12.25% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2020.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at July 31, 2020.
(d) The security or a portion of this security is on loan at July 31,
2020. The total value of securities on loan at July 31, 2020 was $902,545, which was collateralized by cash used to
purchase a money market fund and a repurchase agreement
with a value of $846,262 and $95,085 respectively, a total
value of $941,347.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2020.
(f) Principal amounts are not adjusted for inflation.
(g) Security or a portion of the security was used to cover the margin requirement for swaps contracts.
(h) Represents 7-day effective yield as of July 31, 2020.
( i ) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2020 was $941,347.

Nationwide Multi-Cap Portfolio - July 31, 2020 (Unaudited) - Statement of Investments - 45
V1
CLO Collateralized Loan Obligations
CVR Contingent Value Rights
ETF Exchange Traded Fund
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
MXN Mexican Peso
RUB Russia Ruble
USD United States Dollar
Centrally Cleared Credit default swap contracts outstanding - sell protection as of July 31, 2020
1
:
Reference
Obligation/Index
Financing
Rate
Received
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
34-V7 5.00 Quarterly 6/20/2025 4.38 USD 16,245,000 (56,447) 537,832 481,385
Markit CDX
North American
Investment Grade
Index Series
34-V1 1.00 Quarterly 6/20/2025 0.70 USD 68,743,000 489,228 591,556 1,080,784
432,781 1,129,388 1,562,169
1 The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.
Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment)
under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

46 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Currency:
USD United States dollar
Centrally Cleared Interest rate swap contracts outstanding as of July 31, 2020 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
3 Month LIBOR
quarterly
0.60%
semi-annually Pay 3/23/2022 USD 15,154,000 (323) 128,966 128,643
– – –
3 Month LIBOR
quarterly
0.45%
semi-annually Receive 5/15/2027 USD 27,063,000 (59,794) (83,842) (143,636)
3 Month LIBOR
quarterly
0.89%
semi-annually Receive 7/13/2050 USD 1,737,000 (217) (51,282) (51,499)
3 Month LIBOR
quarterly
0.90%
semi-annually Receive 3/17/2050 USD 2,254,000 (67) (80,833) (80,900)
3 Month LIBOR
quarterly
1.55%
semi-annually Receive 6/30/2026 USD 48,125,000 91,131 (3,650,823) (3,559,692)
31,053 (3,866,780) (3,835,727)
30,730 (3,737,814) (3,707,084)
– – –
Currency:
USD United States dollar
OTC Total return swap contracts outstanding as of July 31, 2020 :
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($) *
Unrealized
Appreciation
(Depreciation)
($) Value ($)
BorgWarner,
Inc.
Decreases in
total return
of reference
entity
1 month USD
LIBOR +
0.32% and
increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/15/2021 USD 40,632 — 1,399 1,399
Central
European
Media
Enterprises
Ltd.
1 month
USD LIBOR
+ 0.29%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/15/2021 USD 126,418 — 3,235 3,235
Cincinnati
Bell, Inc.
1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/15/2021 USD 72,556 — 444 444
E*TRADE
Financial
Corp.
1 month
USD LIBOR
+ 0.18%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JP Morgan
Chase Bank
NA
3/8/2021 USD 119,327 — 922 922

Nationwide Multi-Cap Portfolio - July 31, 2020 (Unaudited) - Statement of Investments - 47
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)* Unrealized Value ($)
Lennar Corp. 1 month
USD LIBOR
+ 0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/15/2021 USD 264,136 — 14,224 14,224
Live Nation Decreases in
total return
of reference
entity
1 month USD
LIBOR +
0.27% and
increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/15/2021 USD 77,139 — 8,402 8,402
LogMeIn, Inc. 1 month
USD LIBOR
+ 0.44%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/15/2021 USD 157,534 — 404 404
Russell 3000
Index
1 month
USD LIBOR
+ 0.32%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Citigroup
Global
Markets Ltd.
12/8/2020 USD 588,883,671 — 15,733,970 15,733,970
Russell 3000
Index
1 month
USD LIBOR
+ 0.23%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Citigroup
Global
Markets Ltd.
6/8/2021 USD 266,950,850 — 8,819,952 8,819,952
Russell 3000
Index
1 month
USD LIBOR
+ 0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Citigroup
Global
Markets Ltd.
6/8/2021 USD 160,201,387 — 5,620,940 5,620,940
Russell 3000
Index
1 month
USD LIBOR
+ 0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Bank of
America NA
6/8/2021 USD 39,318,331 — 1,334,279 1,334,279
Sirius XM
Holdings, Inc.
Decreases in
total return
of reference
entity
1 month USD
LIBOR +
0.73% and
increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/15/2021 USD 533,486 — 10,986 10,986
Tiffany & Co. 1 month
USD LIBOR
+ 0.39%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/15/2021 USD 129,605 — 2,997 2,997

48 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)* Unrealized Value ($)
Willis Towers
Watson plc
1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/15/2021 USD 73,047 — 867 867
Willis Towers
Watson plc
1 month
USD LIBOR
+ 0.60%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/15/2021 USD 107,389 — 1,994 1,994
Wright
Medical
Group NV
1 month
USD LIBOR
+ 0.39%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/15/2021 USD 177,600 — 79 79
— 31,555,094 31,555,094
Aptiv plc 1 month
USD LIBOR
+ 0.15%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/15/2021 USD 112,239 — (2,932) (2,932)
Craft Brew
Alliance, Inc.
1 month
USD LIBOR
+ 0.15%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/15/2021 USD 51,724 — (696) (696)
E*TRADE
Financial
Corp.
1 month
USD LIBOR
+ 0.21%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JP Morgan
Chase Bank
NA
2/22/2021 USD 96,354 — (3,554) (3,554)
Fitbit, Inc. 1 month
USD LIBOR
+ 0.15%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/15/2021 USD 73,078 — (4,221) (4,221)
Fitbit, Inc. 1 month
USD LIBOR
+ 0.29%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/15/2021 USD 75,757 — (4,380) (4,380)
Lennar Corp. Decreases in
total return
of reference
entity
1 month USD
LIBOR +
0.25% and
increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/15/2021 USD 238,604 — (15,668) (15,668)

Nationwide Multi-Cap Portfolio - July 31, 2020 (Unaudited) - Statement of Investments - 49
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)* Unrealized Value ($)
Liberty Media
Corp-Liberty
SiriusXM
1 month
USD LIBOR
+ 0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/15/2021 USD 51,272 — (1,349) (1,349)
Liberty Media
Corp-Liberty
SiriusXM
1 month
USD LIBOR
+ 0.15%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/15/2021 USD 546,136 — (14,358) (14,358)
Maxim
Integrated
Products, Inc.
1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/15/2021 USD 96,020 — (2,068) (2,068)
Meet Group,
Inc. (The)
1 month
USD LIBOR
+ 0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JP Morgan
Chase Bank
NA
3/15/2021 USD 63,048 — (12) (12)
— (49,238) (49,238)
— 31,505,856 31,505,856
* There are no upfront payments (receipts) on the swap contracts listed above.
LIBOR London Interbank Offered Rate
Currency:
USD United States dollar
Forward Foreign Currency Contracts outstanding as of July 31, 2020:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
BRL 16,870,000 USD 3,139,598 Goldman Sachs
**
10/16/2020 86,096
CAD 6,064,252 USD 4,468,817 JPMorgan Chase Bank 10/16/2020 59,410
USD 3,749,620 RUB 271,547,503 Goldman Sachs
**
10/16/2020 120,508
Net unrealized appreciation 266,014
** Non-deliverable forward.
Currency:
BRL Brazilian real
CAD Canadian dollar
RUB Russian ruble
USD United States dollar
Futures contracts outstanding as of July 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 1 9/2020 USD 73,890 (377)
S&P 500 E-Mini Index 24 9/2020 USD 391,620 4,265
3 Month Eurodollar 328 12/2020 USD 81,790,900 1,430,375
1,434,263

50 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
U.S. Treasury 2 Year Note (816) 9/2020 USD (180,323,250) (141,880)
U.S. Treasury 5 Year Note (2,050) 9/2020 USD (258,556,250) (1,259,710)
U.S. Treasury 10 Year Note (55) 9/2020 USD (7,704,297) (28,094)
U.S. Treasury 10 Year Ultra Note (74) 9/2020 USD (11,784,500) (172,927)
U.S. Treasury Long Bond (432) 9/2020 USD (78,745,500) (1,928,206)
U.S. Treasury Ultra Bond (10) 9/2020 USD (2,276,875) (13,174)
3 Month Eurodollar (244) 3/2021 USD (60,893,250) (105,612)
30 Day Federal Funds (79) 6/2021 USD (32,920,946) 14,664
3 Month Eurodollar (510) 12/2021 USD (127,289,625) (875,234)
(4,510,173)
(3,075,910)
At July 31, 2020, the Fund had $3,776,960 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
Written Call Options Contracts as of July 31, 2020 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
U.S. Treasury 10 Year Note Exchange Traded 59 USD 5,900,000 USD 139.50 8/21/2020 (44,250)
U.S. Treasury 30 Year Bond Exchange Traded 20 USD 2,000,000 USD 184.00 8/21/2020 (15,625)
(59,875)
Written Put Options Contracts as of July 31, 2020 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
U.S. Treasury 30 Year Bond Exchange Traded 41 USD 4,100,000 USD 180.50 8/21/2020 (31,391)
(31,391)
Total Written Options Contracts (Premiums Received ($104,698)) (91,266)
Currency:
USD United States dollar

Nationwide Multi-Cap Portfolio - July 31, 2020 (Unaudited) - Statement of Investments - 51
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 111,788,582 $ – $ 111,788,582
Collateralized Mortgage Obligations – 41,481,328 – 41,481,328
Commercial Mortgage-Backed Securities – 65,938,507 – 65,938,507

52 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 19,480,674 $ – $ – $ 19,480,674
Air Freight & Logistics 7,280,813 – – 7,280,813
Airlines 2,526,966 – – 2,526,966
Auto Components 2,544,041 – – 2,544,041
Automobiles 11,211,824 – – 11,211,824
Banks 47,742,684 – – 47,742,684
Beverages 18,908,426 – – 18,908,426
Biotechnology 38,520,486 – – 38,520,486
Building Products 7,043,783 – – 7,043,783
Capital Markets 33,079,597 – – 33,079,597
Chemicals 22,913,071 – – 22,913,071
Commercial Services & Supplies 7,008,819 – – 7,008,819
Communications Equipment 11,757,690 – – 11,757,690
Construction & Engineering 1,911,551 – – 1,911,551
Construction Materials 1,383,507 – – 1,383,507
Consumer Finance 6,290,203 – – 6,290,203
Containers & Packaging 4,946,425 – – 4,946,425
Distributors 1,389,356 – – 1,389,356
Diversified Consumer Services 2,192,234 – – 2,192,234
Diversified Financial Services 16,151,636 – – 16,151,636
Diversified Telecommunication Services 19,412,861 – – 19,412,861
Electric Utilities 22,592,468 – – 22,592,468
Electrical Equipment 7,009,133 – – 7,009,133
Electronic Equipment, Instruments &
Components 8,498,374 – – 8,498,374
Energy Equipment & Services 2,732,111 – – 2,732,111
Entertainment 25,020,117 – – 25,020,117
Equity Real Estate Investment Trusts
(REITs) 43,648,598 – – 43,648,598
Food & Staples Retailing 17,372,252 – – 17,372,252
Food Products 14,569,752 – – 14,569,752
Gas Utilities 1,732,317 – – 1,732,317
Health Care Equipment & Supplies 48,270,583 – – 48,270,583
Health Care Providers & Services 32,896,063 – – 32,896,063
Health Care Technology 4,130,285 – – 4,130,285
Hotels, Restaurants & Leisure 20,778,684 – – 20,778,684
Household Durables 6,299,355 – – 6,299,355
Household Products 19,871,910 – – 19,871,910
Independent Power and Renewable
Electricity Producers 1,016,992 65,596 – 1,082,588
Industrial Conglomerates 11,758,688 – – 11,758,688
Insurance 27,466,666 – – 27,466,666
Interactive Media & Services 65,736,028 – – 65,736,028
Internet & Direct Marketing Retail 59,510,924 – – 59,510,924
IT Services 70,849,535 – – 70,849,535
Leisure Products 1,783,223 – – 1,783,223
Life Sciences Tools & Services 16,890,763 – – 16,890,763
Machinery 22,069,828 – – 22,069,828
Marine 195,325 – – 195,325
Media 17,082,908 – – 17,082,908
Metals & Mining 5,515,273 – – 5,515,273
Mortgage Real Estate Investment Trusts
(REITs) 2,028,405 – – 2,028,405
Multiline Retail 5,744,026 – – 5,744,026
Multi-Utilities 11,221,803 – – 11,221,803
Oil, Gas & Consumable Fuels 28,030,859 – – 28,030,859
Paper & Forest Products 402,053 – – 402,053
Personal Products 2,333,618 – – 2,333,618
Pharmaceuticals 49,096,183 – – 49,096,183
Professional Services 7,061,527 – – 7,061,527

Nationwide Multi-Cap Portfolio - July 31, 2020 (Unaudited) - Statement of Investments - 53
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative
instruments categorized by risk exposure as of July 31,
2020. Please see below for information on the Fund’s policy
regarding the objectives and strategies for using options, swap contracts, forward foreign currency contracts, and financial futures contracts.
Options
The Fund purchased and/or wrote options on futures contracts and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the
values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against
changes in interest rates, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with
buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the Fund's stated
investment strategies as shown in the Fund's Prospectus.
Level 1 Level 2 Level 3 Total
Assets:
Real Estate Management & Development $ 1,376,504 $ – $ – $ 1,376,504
Road & Rail 13,651,372 – – 13,651,372
Semiconductors & Semiconductor
Equipment 56,847,289 – – 56,847,289
Software 120,507,315 – – 120,507,315
Specialty Retail 29,569,399 – – 29,569,399
Technology Hardware, Storage &
Peripherals 72,520,615 – – 72,520,615
Textiles, Apparel & Luxury Goods 8,972,847 – – 8,972,847
Thrifts & Mortgage Finance 1,537,996 – – 1,537,996
Tobacco 7,930,417 – – 7,930,417
Trading Companies & Distributors 3,972,620 – – 3,972,620
Transportation Infrastructure 87,094 – – 87,094
Water Utilities 1,798,628 – – 1,798,628
Wireless Telecommunication Services 2,050,299 – – 2,050,299
Total Common Stocks $ 1,285,735,671 $ 65,596 $ – $ 1,285,801,267
Convertible Bond – 491,640 – 491,640
Corporate Bonds – 453,328,764 – 453,328,764
Credit Default Swaps* – 1,129,388 – 1,129,388
Exchange-Traded Funds 3,926,114 – – 3,926,114
Foreign Government Securities – 37,622,907 – 37,622,907
Forward Foreign Currency Contracts – 266,014 – 266,014
Futures Contracts 1,449,304 – – 1,449,304
Interest Rate Swaps* – 128,966 – 128,966
Mortgage-Backed Securities – 75,376,924 – 75,376,924
Repurchase Agreements – 95,085 – 95,085
Rights   – 2,726 – 2,726
Short-Term Investments   846,262 14,698,137 – 15,544,399
Total Return Swaps* – 31,555,094 – 31,555,094
U.S. Treasury Obligations – 145,538,806 – 145,538,806
Warrants 23,324 – – 23,324
Total Assets $ 1,291,980,675 $ 979,508,464 $ – $ 2,271,489,139
Liabilities:
Futures Contracts $ (4,525,214) $ – $ – $ (4,525,214)
Interest Rate Swaps* – (3,866,780) – (3,866,780)
Total Return Swaps* – (49,238) – (49,238)
Options Written (91,266) – – (91,266)
Total Liabilities $ (4,616,480) $ (3,916,018) $ – $ (8,532,498)
Total $ 1,287,364,195 $ 975,592,446 $ – $ 2,262,956,641
Amounts designated as "−" are zero or have been rounded to zero.
*
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
During the period ended July 31, 2020, the Fund held five rights investments that were categorized as Level 3 investments which were each valued at $0.

54 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
The purchase of put options serves as a short hedge and the
purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases
in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates
liquid assets to cover its obligations under its option contracts.
Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.
However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the
premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option
written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the
underlying transaction to determine the realized gain or loss on such underlying transaction. When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange-traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing
transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to
sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other
than options purchased by the Fund) expose the Fund to
counterparty risk. To the extent required by Securities and
Exchange Commission (“SEC”) guidelines, the Fund will not
enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity
Futures Trading Commission regulations. Assets used as
cover or held in a segregated account cannot be sold while
the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to
earmarking or segregated accounts as a cover could impede
portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
Swap Contracts
Total Return Swap Contracts — The Fund entered into total
return swap contracts to take long and short positions in
equities, to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's
Prospectus. Total return swap contracts are agreements in
which the Fund and the counterparty each agree to pay the
other party the difference between the relative investment
performance that would have been achieved if the notional
amount of the total return swap contract had been invested
in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest.
The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.
The Fund entered into total return swap contracts on a net
basis, which means that the two payment streams are netted
out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of a total return swap contract or periodically during its term. Total return swap contracts normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swap contracts is normally limited to the net amount of payments that the Fund

Nationwide Multi-Cap Portfolio - July 31, 2020 (Unaudited) - Statement of Investments - 55
is contractually obligated to make. If the counterparty to a total return swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Total return swap contracts are marked-to-
market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data
factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swap contracts are generally categorized as Level 2 investments
within the hierarchy.
Interest Rate Swap Contracts — The Fund entered into
interest rate swap contracts to hedge against investment
risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's
Prospectus. Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The Fund has segregated liquid assets to cover its obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the
Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swap
contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement.
If a counterparty defaults on its obligations under a swap
agreement, the Fund may lose any amount it expected to
receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the
hierarchy.
Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in
connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the

56 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2020:
Assets: Fair Value
Swap Contracts
(a)
Equity risk Swap contracts, at value $ 31,555,094
Interest rate risk Unrealized appreciation on centrally cleared swap contracts 128,966
Credit risk Unrealized appreciation on centrally cleared swap contracts 1,129,3 88
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts 266,014
Futures Contracts
Equity risk Unrealized appreciation from futures contracts 4,265
Interest rate risk Unrealized appreciation from futures contracts 1,445,039
Total $ 34,528,76 6
Liabilities:
Written Options
Interest rate risk Written options, at value (91,266)
Swap Contracts
(a)
Equity risk Swap contracts, at value (49,238)
Interest rate risk Unrealized depreciation on centrally cleared swap contracts (3,866,780)
Futures Contracts
Equity risk Unrealized depreciation from futures contracts (377)
Interest rate risk Unrealized depreciation from futures contracts (4,524,837)
Total $ (8,532,498)
(a) Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide AllianzGI International Growth Fund - July 31, 2020 (Unaudited) - Statement of Investments - 1
Common Stocks 97.3%
Shares Value ($)
ARGENTINA 3.5%
Internet & Direct Marketing Retail 3.5%
MercadoLibre , Inc. * 7,975 8,968,845
AUSTRALIA 3.6%
Biotechnology 0.8%
CSL Ltd. 10,673 2,058,428
Hotels, Restaurants & Leisure 2.8%
Domino's Pizza Enterprises
Ltd. 136,776 7,245,639
9,304,067
BRAZIL 4.0%
IT Services 4.0%
StoneCo Ltd., Class A *(a) 215,364 10,275,016
CANADA 6.7%
Food & Staples Retailing 2.0%
Alimentation Couche-Tard,
Inc., Class B 144,327 5,015,806
IT Services 2.1%
Shopify, Inc., Class A * 5,367 5,495,809
Road & Rail 0.5%
Canadian National Railway
Co. 13,202 1,289,596
Software 2.1%
Constellation Software, Inc. 4,580 5,417,458
17,218,669
CHINA 14.4%
Diversified Consumer Services 0.9%
TAL Education Group, ADR * 29,020 2,268,493
Entertainment 2.8%
Tencent Music Entertainment
Group, ADR * 449,026 7,247,280
Interactive Media & Services 5.1%
Tencent Holdings Ltd. 191,123 13,083,255
Internet & Direct Marketing Retail 5.6%
Alibaba Group Holding Ltd.,
ADR * 55,839 14,016,706
36,615,734
DENMARK 13.9%
Air Freight & Logistics 2.9%
DSV PANALPINA A/S 52,685 7,283,080
Health Care Equipment & Supplies 6.0%
Ambu A/S, Class B 406,939 14,225,010
Coloplast A/S, Class B 6,310 1,076,222
15,301,232
Pharmaceuticals 1.1%
Novo Nordisk A/S, Class B 43,371 2,861,474
Software 3.9%
Netcompany Group A/S Reg.
S *(b) 137,254 9,905,636
35,351,422
GERMANY 11.0%
Diversified Financial Services 1.0%
GRENKE AG 35,119 2,648,241
Common Stocks
Shares Value ($)
GERMANY
Internet & Direct Marketing Retail 1.2%
Zalando SE Reg. S *(b) 41,067 2,970,197
IT Services 2.1%
Bechtle AG 28,136 5,479,168
Semiconductors & Semiconductor Equipment 3.1%
Infineon Technologies AG 310,930 7,771,284
Software 2.7%
SAP SE 43,292 6,848,376
Textiles, Apparel & Luxury Goods 0.9%
adidas AG * 8,341 2,307,420
28,024,686
HONG KONG 2.3%
Insurance 2.3%
AIA Group Ltd. 652,750 5,849,576
INDIA 3.3%
Banks 3.3%
HDFC Bank Ltd., ADR * 179,592 8,395,926
INDONESIA 0.7%
Banks 0.7%
Bank Central Asia Tbk . PT 811,263 1,737,992
IRELAND 1.3%
Building Products 1.3%
Kingspan Group plc 46,631 3,353,851
ISRAEL 8.6%
IT Services 8.6%
Wix.com Ltd. * 75,268 21,863,849
JAPAN 3.1%
Electronic Equipment, Instruments & Components 1.9%
Keyence Corp. 11,087 4,659,365
Trading Companies & Distributors 1.2%
MonotaRO Co. Ltd. 73,773 3,152,369
7,811,734
NETHERLANDS 4.4%
Semiconductors & Semiconductor Equipment 4.4%
ASML Holding NV 31,871 11,258,233
NEW ZEALAND 1.4%
Air Freight & Logistics 1.4%
Mainfreight Ltd. (a) 116,915 3,639,843
SOUTH AFRICA 1.1%
Diversified Financial Services 1.1%
PSG Group Ltd. 321,733 2,915,914
SWEDEN 6.6%
Building Products 0.6%
Assa Abloy AB, Class B 69,296 1,520,989
Chemicals 0.9%
Hexpol AB * 342,602 2,268,042
Electronic Equipment, Instruments & Components 1.1%
Hexagon AB, Class B * 44,221 2,882,092
Machinery 2.0%
Atlas Copco AB, Class A 72,404 3,208,034
Epiroc AB, Class A 134,199 1,878,212
5,086,246

2 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide AllianzGI International Growth Fund
Common Stocks
Shares Value ($)
SWEDEN
Trading Companies & Distributors 2.0%
AddTech AB, Class B 107,813 5,026,281
16,783,650
SWITZERLAND 4.4%
Capital Markets 1.3%
Partners Group Holding AG 3,463 3,354,286
Chemicals 1.3%
Sika AG (Registered) 14,768 3,251,740
Machinery 1.0%
VAT Group AG Reg. S *(b) 13,304 2,538,291
Software 0.8%
Temenos AG (Registered) 13,443 1,997,669
11,141,986
TAIWAN 1.5%
Entertainment 1.5%
Sea Ltd., ADR * 30,786 3,762,049
UNITED KINGDOM 1.5%
Industrial Conglomerates 1.5%
DCC plc 43,558 3,912,118
Total Common Stocks
(cost $173,674,699) 248,185,160
Short-Term Investment 3.6%
Money Market Fund 3.6%
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class, 0.09%(c)(d) 9,270,843 9,270,843
Total Short-Term Investment
(cost  $9,270,843) 9,270,843
Repurchase Agreement 0.4%
Principal
Amount ($)
BNP Paribas Securities
Corp., 0.07%, dated
7/31/2020, due
8/3/2020, repurchase
price $1,041,663,
collateralized by U.S.
Treasury Note, 1.50%,
maturing 8/15/2026; total
market value $1,068,968.
(d) 1,041,657 1,041,657
Total Repurchase Agreement
(cost $1,041,657) 1,041,657
Total Investments
(cost $183,987,199)   — 101.3% 258,497,660
Liabilities in excess of other assets
— (1.3)% (3,291,211)
NET ASSETS — 100.0%
$ 255,206,449
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at July 31,
2020. The total value of securities on loan at July 31, 2020 was $10,246,085, which was collateralized by cash used to
purchase a money market fund and a repurchase agreement
with a value of $9,270,843 and $1,041,657, respectively, a
total value of $10,312,500.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at July 31, 2020 was
$15,414,124 which represents 6.04% of net assets.
(c) Represents 7-day effective yield as of July 31, 2020.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2020 was $10,312,500.
ADR American Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

Nationwide AllianzGI International Growth Fund - July 31, 2020 (Unaudited) - Statement of Investments - 3
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

4 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide AllianzGI International Growth Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Air Freight & Logistics $ – $ 10,922,923 $ – $ 10,922,923
Banks 8,395,926 1,737,992 – 10,133,918
Biotechnology – 2,058,428 – 2,058,428
Building Products – 4,874,840 – 4,874,840
Capital Markets – 3,354,286 – 3,354,286
Chemicals – 5,519,782 – 5,519,782
Diversified Consumer Services 2,268,493 – – 2,268,493
Diversified Financial Services – 5,564,155 – 5,564,155
Electronic Equipment, Instruments &
Components – 7,541,457 – 7,541,457
Entertainment 11,009,329 – – 11,009,329
Food & Staples Retailing 5,015,806 – – 5,015,806
Health Care Equipment & Supplies – 15,301,232 – 15,301,232
Hotels, Restaurants & Leisure – 7,245,639 – 7,245,639
Industrial Conglomerates – 3,912,118 – 3,912,118
Insurance – 5,849,576 – 5,849,576
Interactive Media & Services – 13,083,255 – 13,083,255
Internet & Direct Marketing Retail 22,985,551 2,970,197 – 25,955,748
IT Services 37,634,674 5,479,168 – 43,113,842
Machinery – 7,624,537 – 7,624,537
Pharmaceuticals – 2,861,474 – 2,861,474
Road & Rail 1,289,596 – – 1,289,596
Semiconductors & Semiconductor
Equipment – 19,029,517 – 19,029,517
Software 5,417,458 18,751,681 – 24,169,139
Textiles, Apparel & Luxury Goods – 2,307,420 – 2,307,420
Trading Companies & Distributors – 8,178,650 – 8,178,650
Total Common Stocks $ 94,016,833 $ 154,168,327 $ – $ 248,185,160
Repurchase Agreement – 1,041,657 – 1,041,657
Short-Term Investment 9,270,843 – – 9,270,843
Total $ 103,287,676 $ 155,209,984 $ – $ 258,497,660
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Amundi Global High Yield Fund - July 31, 2020 (Unaudited) - Statement of Investments - 5
Corporate Bonds 89.3%
Principal
Amount ($) Value ($)
ARGENTINA 1.3%
Construction & Engineering 0.4%
Stoneway Capital Corp.,
10.00%, 3/1/2027(a)(b) 1,625,045 528,139
Electric Utilities 0.9%
Pampa Energia SA,
7.50%, 1/24/2027(b) 1,230,000 1,054,725
1,582,864
BRAZIL 2.2%
Banks 0.4%
Banco BTG Pactual SA,
4.50%, 1/10/2025(b) 475,000 474,762
Diversified Financial Services 0.3%
Banco Votorantim SA,
4.38%, 7/29/2025(b) 415,000 416,818
Food Products 0.7%
Minerva Luxembourg SA,
5.88%, 1/19/2028(b) 800,000 834,000
Independent Power and Renewable Electricity Producers
0.8%
Cemig Geracao e
Transmissao SA, 9.25%,
12/5/2024(b) 860,000 965,359
2,690,939
CANADA 5.2%
Aerospace & Defense 0.2%
Bombardier, Inc., 7.88%,
4/15/2027(b) 326,000 259,985
Chemicals 0.3%
NOVA Chemicals Corp.,
5.25%, 6/1/2027(b) 325,000 307,531
Commercial Services & Supplies 1.5%
Garda World Security
Corp., 9.50%,
11/1/2027(b) 991,000 1,080,190
GFL Environmental, Inc.
7.00%, 6/1/2026(b) 63,000 66,780
8.50%, 5/1/2027(b) 536,000 600,481
1,747,451
Energy Equipment & Services 0.7%
Tervita Corp., 7.63%,
12/1/2021(b) 996,000 786,840
Household Durables 0.6%
Brookfield Residential
Properties, Inc.
6.25%, 9/15/2027(b) 620,000 620,000
4.88%, 2/15/2030(b) 150,000 136,125
756,125
Oil, Gas & Consumable Fuels 1.9%
Baytex Energy Corp.,
8.75%, 4/1/2027(b) 736,000 380,880
Cenovus Energy, Inc.
5.38%, 7/15/2025 450,000 450,578
6.75%, 11/15/2039 465,000 484,950
Corporate Bonds
Principal
Amount ($) Value ($)
CANADA
Oil, Gas & Consumable Fuels
MEG Energy Corp.
7.00%, 3/31/2024(b) 386,000 367,665
7.13%, 2/1/2027(b) 250,000 222,500
Parkland Corp., 5.88%,
7/15/2027(b) 330,000 349,800
2,256,373
6,114,305
CAYMAN ISLANDS 0.3%
Consumer Finance 0.3%
Global Aircraft Leasing
Co. Ltd., 6.50%,
9/15/2024(b)(c) 545,000 339,263
CHILE 0.8%
Wireless Telecommunication Services 0.8%
Kenbourne Invest SA,
6.88%, 11/26/2024(b) 865,000 882,836
CYPRUS 0.5%
Consumer Finance 0.5%
ASG Finance Designated
Activity Co., 7.88%,
12/3/2024(b) 860,000 576,200
FRANCE 0.7%
Diversified Telecommunication Services 0.3%
Altice France SA, 2.13%,
2/15/2025(b) EUR 335,000 377,594
Food & Staples Retailing 0.3%
Quatrim SASU, 5.88%,
1/15/2024(b) EUR 270,000 317,252
Road & Rail 0.1%
Kapla Holding SAS,
3.38%, 12/15/2026(b) EUR 140,000 152,544
847,390
GERMANY 3.3%
Auto Components 0.6%
ZF Europe Finance
BV, Reg. S, 3.00%,
10/23/2029 EUR 600,000 657,296
Machinery 0.9%
Platin 1426 GmbH, 5.38%,
6/15/2023(b) EUR 685,000 766,833
Vertical US Newco, Inc.,
5.25%, 7/15/2027(b) 360,000 381,600
1,148,433
Paper & Forest Products 0.5%
Mercer International, Inc.,
7.38%, 1/15/2025 535,000 539,012
Pharmaceuticals 1.3%
Cheplapharm Arzneimittel
GmbH, 3.50%,
2/11/2027(b) EUR 495,000 574,106
Nidda BondCo GmbH,
5.00%, 9/30/2025(b) EUR 300,000 347,519

6 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Amundi Global High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
GERMANY
Pharmaceuticals
Nidda Healthcare
Holding GmbH, 3.50%,
9/30/2024(b) EUR 490,000 568,895
1,490,520
3,835,261
INDONESIA 0.3%
Oil, Gas & Consumable Fuels 0.3%
Medco Oak Tree Pte. Ltd.,
7.38%, 5/14/2026(b) 310,000 305,578
IRELAND 0.4%
Media 0.4%
Virgin Media Vendor
Financing Notes III DAC
4.88%, 7/15/2028(b) GBP 395,000 523,751
ISRAEL 0.8%
Pharmaceuticals 0.8%
Teva Pharmaceutical
Finance Netherlands III
BV, 2.80%, 7/21/2023 940,000 911,612
ITALY 1.1%
Household Durables 0.5%
International Design
Group SpA, 6.50%,
11/15/2025(b) EUR 530,000 574,998
Pharmaceuticals 0.6%
Rossini Sarl, 6.75%,
10/30/2025(b) EUR 530,000 666,005
1,241,003
LUXEMBOURG 1.4%
Chemicals 0.7%
INEOS Finance plc,
2.88%, 5/1/2026(b) EUR 710,000 811,254
Diversified Telecommunication Services 0.3%
Altice France Holding SA,
6.00%, 2/15/2028(b) 400,000 399,516
Food Products 0.4%
FAGE International SA,
5.63%, 8/15/2026(b) 510,000 499,800
1,710,570
MEXICO 1.2%
Airlines 0.0%
†
Aerovias de Mexico SA de
CV, 7.00%, 2/5/2025(a)
(b) 315,000 70,088
Banks 0.4%
Banco Mercantil del Norte
SA, (US Treasury Yield
Curve Rate T Note
Constant Maturity 10
Year + 7.76%), 8.38%,
10/14/2030(b)(d)(e) 475,000 479,892
Corporate Bonds
Principal
Amount ($) Value ($)
MEXICO
Consumer Finance 0.7%
Unifin Financiera SAB de
CV, 8.38%, 1/27/2028(b) 1,180,000 893,850
Hotels, Restaurants & Leisure 0.1%
Grupo Posadas SAB de
CV, 7.88%, 6/30/2022(b) 246,000 107,650
1,551,480
NETHERLANDS 1.0%
Media 0.4%
Ziggo Bond Co. BV,
3.38%, 2/28/2030(b) EUR 455,000 511,090
Professional Services 0.6%
Intertrust Group BV,
3.38%, 11/15/2025(b) EUR 580,000 696,793
1,207,883
NIGERIA 1.2%
Construction & Engineering 0.6%
IHS Netherlands Holdco
BV
7.13%, 3/18/2025(b) 400,000 405,080
8.00%, 9/18/2027(b) 320,000 325,600
730,680
Oil, Gas & Consumable Fuels 0.6%
SEPLAT Petroleum
Development Co. plc,
9.25%, 4/1/2023(b) 650,000 654,901
1,385,581
NORWAY 0.2%
Oil, Gas & Consumable Fuels 0.2%
Aker BP ASA, 3.75%,
1/15/2030(b) 300,000 297,335
PORTUGAL 0.3%
Airlines 0.3%
Transportes Aereos
Portugueses SA, 5.63%,
12/2/2024(b) EUR 400,000 321,525
RUSSIA 0.3%
Banks 0.3%
Sovcombank, (US
Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year +
6.38%), 7.75%,
5/06/2025(b)(d)(e) 325,000 298,042
SINGAPORE 0.9%
Consumer Finance 0.9%
Avation Capital SA, 6.50%,
5/15/2021(b) 1,395,000 1,028,812
SWITZERLAND 1.3%
Auto Components 0.5%
Garrett LX I Sarl, 5.13%,
10/15/2026(b) EUR 535,000 534,097

Nationwide Amundi Global High Yield Fund - July 31, 2020 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
SWITZERLAND
Capital Markets 0.8%
VistaJet Malta Finance plc,
10.50%, 6/1/2024(b) 1,112,000 1,000,800
1,534,897
TURKEY 0.6%
Banks 0.6%
Akbank T.A.S., 6.80%,
2/6/2026(b) 655,000 642,326
UKRAINE 1.1%
Food Products 0.4%
Kernel Holding SA, 6.50%,
10/17/2024(b) 525,000 520,012
Metals & Mining 0.7%
Metinvest BV, 7.75%,
10/17/2029(b) 865,000 797,530
1,317,542
UNITED ARAB EMIRATES 0.4%
Energy Equipment & Services 0.4%
Shelf Drilling Holdings Ltd.,
8.25%, 2/15/2025(b) 1,240,000 471,200
UNITED KINGDOM 1.7%
Banks 0.2%
Barclays plc, (USD Swap
Semi 5 Year + 4.84%),
7.75%, 9/15/2023(d)(e) 281,000 286,269
Chemicals 0.2%
Synthomer plc, 3.88%,
7/1/2025(b) EUR 225,000 272,203
Diversified Telecommunication Services 0.3%
Virgin Media Finance plc,
3.75%, 7/15/2030(b) EUR 295,000 340,111
Insurance 0.3%
Galaxy Bidco Ltd., 6.50%,
7/31/2026(b) GBP 225,000 299,060
Oil, Gas & Consumable Fuels 0.7%
Neptune Energy Bondco
plc, 6.63%, 5/15/2025(b) 905,000 791,875
1,989,518
UNITED STATES 60.3%
Aerospace & Defense 0.4%
Howmet Aerospace, Inc.,
6.88%, 5/1/2025 375,000 425,804
Air Freight & Logistics 0.2%
XPO Logistics, Inc.,
6.25%, 5/1/2025(b) 239,000 258,717
Airlines 0.8%
Delta Air Lines, Inc.
7.38%, 1/15/2026 125,000 123,893
3.75%, 10/28/2029 435,000 354,630
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Airlines
Mileage Plus Holdings
LLC, 6.50%,
6/20/2027(b) 455,000 470,925
949,448
Auto Components 2.0%
American Axle &
Manufacturing, Inc.,
6.25%, 3/15/2026 853,000 859,722
Dealer Tire LLC, 8.00%,
2/1/2028(b) 518,000 508,935
Goodyear Tire & Rubber
Co. (The), 9.50%,
5/31/2025 365,000 410,169
JB Poindexter & Co., Inc.,
7.13%, 4/15/2026(b) 595,000 627,725
2,406,551
Automobiles 0.3%
General Motors Co.,
6.13%, 10/1/2025 252,000 293,787
Winnebago Industries,
Inc., 6.25%,
7/15/2028(b) 75,000 79,313
373,100
Banks 0.5%
Citigroup, Inc., Series
V, (SOFR + 3.23%),
4.70%, 1/30/2025(d)(e) 270,000 262,913
JPMorgan Chase & Co.,
Series HH, (SOFR
+ 3.13%), 4.60%,
2/01/2025(d)(e) 375,000 362,850
625,763
Building Products 2.2%
Builders FirstSource, Inc.
6.75%, 6/1/2027(b) 180,000 198,000
5.00%, 3/1/2030(b) 135,000 141,588
Forterra Finance LLC,
6.50%, 7/15/2025(b) 80,000 84,800
JELD-WEN, Inc., 6.25%,
5/15/2025(b) 280,000 299,600
Patrick Industries, Inc.,
7.50%, 10/15/2027(b) 639,000 680,049
Standard Industries, Inc.
5.00%, 2/15/2027(b) 185,000 197,562
4.38%, 7/15/2030(b) 315,000 340,200
Summit Materials LLC
5.13%, 6/1/2025(b) 561,000 573,622
5.25%, 1/15/2029(b) 25,000 25,938
2,541,359
Chemicals 1.8%
Koppers, Inc., 6.00%,
2/15/2025(b) 42,000 43,260

8 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Amundi Global High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Chemicals
Olin Corp., 5.63%,
8/1/2029 885,000 849,688
Rain CII Carbon LLC,
7.25%, 4/1/2025(b) 365,000 358,613
Tronox, Inc.
6.50%, 5/1/2025(b) 420,000 446,775
6.50%, 4/15/2026(b) 490,000 491,225
2,189,561
Commercial Services & Supplies 3.1%
Allied Universal Holdco
LLC
6.63%, 7/15/2026(b) 260,000 278,200
9.75%, 7/15/2027(b) 585,000 650,239
APX Group, Inc., 6.75%,
2/15/2027(b) 295,000 294,115
Brink's Co. (The), 5.50%,
7/15/2025(b) 380,000 403,750
Covanta Holding Corp.,
6.00%, 1/1/2027 1,025,000 1,060,875
Prime Security Services
Borrower LLC, 6.25%,
1/15/2028(b) 870,000 906,975
3,594,154
Communications Equipment 0.3%
CommScope, Inc., 6.00%,
3/1/2026(b) 363,000 387,274
Construction & Engineering 0.8%
PowerTeam Services LLC,
9.03%, 12/4/2025(b) 835,000 884,474
Consumer Finance 1.2%
Ford Motor Credit Co. LLC
4.13%, 8/4/2025 305,000 312,594
4.54%, 8/1/2026 255,000 262,650
3.82%, 11/2/2027 575,000 564,219
OneMain Finance Corp.,
8.88%, 6/1/2025 190,000 214,225
1,353,688
Containers & Packaging 1.4%
Ardagh Packaging Finance
plc
5.25%, 4/30/2025(b) 290,000 307,400
2.13%, 8/15/2026(b) EUR 110,000 126,374
5.25%, 8/15/2027(b) 330,000 345,434
Greif, Inc., 6.50%,
3/1/2027(b) 465,000 494,063
Silgan Holdings, Inc.,
2.25%, 6/1/2028(b) EUR 275,000 318,429
1,591,700
Diversified Consumer Services 0.3%
Sotheby's, 7.38%,
10/15/2027(b) 375,000 378,984
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Diversified Telecommunication Services 0.5%
CCO Holdings LLC,
4.75%, 3/1/2030(b) 530,000 564,119
Electric Utilities 0.7%
Pattern Energy Operations
LP, 4.50%, 8/15/2028(b) 70,000 74,200
PG&E Corp., 5.00%,
7/1/2028 105,000 108,040
Vistra Operations Co. LLC,
5.63%, 2/15/2027(b) 565,000 606,533
788,773
Electronic Equipment, Instruments & Components 1.2%
Belden, Inc.
3.38%, 7/15/2027(b) EUR 780,000 898,128
3.88%, 3/15/2028(b) EUR 455,000 530,082
1,428,210
Energy Equipment & Services 2.0%
Archrock Partners LP
6.88%, 4/1/2027(b) 615,000 629,428
6.25%, 4/1/2028(b) 175,000 176,750
Exterran Energy Solutions
LP, 8.13%, 5/1/2025 733,000 621,217
FTS International, Inc.,
6.25%, 5/1/2022 903,000 255,097
SESI LLC, 7.75%,
9/15/2024 335,000 122,275
Transocean Sentry Ltd.,
5.38%, 5/15/2023(b) 72,000 63,180
Transocean, Inc.
7.25%, 11/1/2025(b) 799,000 391,510
8.00%, 2/1/2027(b) 207,000 100,975
2,360,432
Entertainment 1.8%
AMC Entertainment
Holdings, Inc.
10.50%, 4/24/2026(b) 261,000 208,800
12.00%, 6/15/2026(b) 704,000 285,120
Netflix, Inc.
3.63%, 6/15/2025(b) 300,000 318,000
3.88%, 11/15/2029(b) EUR 400,000 522,736
3.63%, 6/15/2030(b) EUR 445,000 571,171
WMG Acquisition Corp.,
2.75%, 7/15/2028(b) EUR 155,000 186,557
2,092,384
Equity Real Estate Investment Trusts (REITs) 1.3%
iStar, Inc.
4.75%, 10/1/2024 535,000 528,312
4.25%, 8/1/2025 730,000 701,713
Uniti Group LP, 7.88%,
2/15/2025(b) 258,000 271,545
1,501,570
Food & Staples Retailing 0.4%
Albertsons Cos., Inc.,
5.88%, 2/15/2028(b) 425,000 465,345

Nationwide Amundi Global High Yield Fund - July 31, 2020 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Food Products 1.5%
JBS USA LUX SA
6.75%, 2/15/2028(b) 185,000 206,737
5.50%, 1/15/2030(b) 565,000 622,913
Simmons Foods, Inc.,
5.75%, 11/1/2024(b) 870,000 874,350
1,704,000
Health Care Providers & Services 2.6%
Centene Corp., 4.75%,
1/15/2025 199,000 206,228
Encompass Health Corp.,
4.50%, 2/1/2028 170,000 177,650
LifePoint Health, Inc.,
6.75%, 4/15/2025(b) 180,000 193,950
Select Medical Corp.,
6.25%, 8/15/2026(b) 81,000 87,277
Surgery Center Holdings,
Inc.
6.75%, 7/1/2025(b) 735,000 711,112
10.00%, 4/15/2027(b) 575,000 609,673
US Renal Care, Inc.,
10.63%, 7/15/2027(b) 506,000 538,890
West Street Merger Sub,
Inc., 6.38%, 9/1/2025(b) 468,000 475,020
2,999,800
Hotels, Restaurants & Leisure 6.5%
Boyd Gaming Corp.,
8.63%, 6/1/2025(b) 270,000 297,643
Carnival Corp., 10.50%,
2/1/2026(b) 95,000 98,345
Colt Merger Sub, Inc.,
8.13%, 7/1/2027(b) 360,000 366,750
Enterprise Development
Authority (The), 12.00%,
7/15/2024(b) 1,407,000 1,389,708
Hilton Domestic Operating
Co., Inc., 5.38%,
5/1/2025(b) 65,000 67,957
Hyatt Hotels Corp.
5.38%, 4/23/2025 255,000 273,945
4.38%, 9/15/2028 99,000 101,080
International Game
Technology plc, 2.38%,
4/15/2028(b) EUR 550,000 570,231
IRB Holding Corp., 7.00%,
6/15/2025(b) 145,000 157,688
Marriott International,
Inc., Series EE, 5.75%,
5/1/2025 100,000 111,001
Marriott International, Inc.,
4.63%, 6/15/2030 150,000 160,800
Royal Caribbean Cruises
Ltd.
9.13%, 6/15/2023(b) 90,000 92,025
11.50%, 6/1/2025(b) 208,000 229,182
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Hotels, Restaurants & Leisure
Scientific Games
International, Inc.
3.38%, 2/15/2026(b) EUR 625,000 682,328
8.25%, 3/15/2026(b) 856,000 857,361
7.00%, 5/15/2028(b) 330,000 303,600
7.25%, 11/15/2029(b) 330,000 301,950
SeaWorld Parks &
Entertainment, Inc.,
9.50%, 8/1/2025(b) 75,000 76,031
Station Casinos LLC,
4.50%, 2/15/2028(b) 630,000 563,850
Viking Cruises Ltd., 5.88%,
9/15/2027(b) 498,000 327,435
VOC Escrow Ltd., 5.00%,
2/15/2028(b) 485,000 395,275
Wyndham Destinations,
Inc., 6.63%,
7/31/2026(b) 235,000 242,556
7,666,741
Household Durables 3.2%
Beazer Homes USA, Inc.,
7.25%, 10/15/2029 775,000 831,187
CD&R Smokey Buyer, Inc.,
6.75%, 7/15/2025(b) 85,000 90,950
KB Home, 6.88%,
6/15/2027 590,000 666,700
M/I Homes, Inc., 4.95%,
2/1/2028 605,000 621,638
Shea Homes LP, 4.75%,
2/15/2028(b) 200,000 209,830
Taylor Morrison
Communities, Inc.,
5.88%, 6/15/2027(b) 863,000 953,615
TRI Pointe Group, Inc.,
5.70%, 6/15/2028 325,000 357,500
3,731,420
Household Products 0.9%
Energizer Holdings, Inc.
6.38%, 7/15/2026(b) 135,000 143,901
4.75%, 6/15/2028(b) 310,000 332,506
Spectrum Brands, Inc.,
5.50%, 7/15/2030(b) 530,000 549,875
1,026,282
Independent Power and Renewable Electricity Producers
1.5%
Calpine Corp.
5.13%, 3/15/2028(b) 260,000 270,075
4.63%, 2/1/2029(b) 220,000 222,196
5.00%, 2/1/2031(b) 215,000 220,349
Clearway Energy
Operating LLC
5.75%, 10/15/2025 340,000 362,950
4.75%, 3/15/2028(b) 190,000 203,062

10 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Amundi Global High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Independent Power and Renewable Electricity Producers
Talen Energy Supply LLC,
7.63%, 6/1/2028(b) 470,000 491,150
1,769,782
Insurance 0.4%
Liberty Mutual Group, Inc.,
(EUR Swap Annual 5
Year + 3.70%), 3.62%,
5/23/2059(b)(e) EUR 410,000 474,508
Interactive Media & Services 0.0%
†
Rackspace Hosting, Inc.,
8.63%, 11/15/2024(b) 57,000 59,534
Internet & Direct Marketing Retail 0.3%
Expedia Group, Inc.
6.25%, 5/1/2025(b) 145,000 158,448
7.00%, 5/1/2025(b) 75,000 81,191
QVC, Inc., 4.75%,
2/15/2027 100,000 102,500
342,139
Machinery 0.4%
Navistar International
Corp., 9.50%,
5/1/2025(b) 370,000 422,263
Media 2.9%
Clear Channel Worldwide
Holdings, Inc., 9.25%,
2/15/2024 209,000 189,682
CSC Holdings LLC,
5.38%, 2/1/2028(b) 235,000 254,387
Diamond Sports
Group LLC, 6.63%,
8/15/2027(b) 945,000 517,388
Gray Television, Inc.,
5.88%, 7/15/2026(b) 291,000 301,074
Lamar Media Corp.
4.88%, 1/15/2029(b) 105,000 109,988
4.00%, 2/15/2030(b) 85,000 85,850
MDC Partners, Inc.,
6.50%, 5/1/2024(b) 1,306,000 1,237,435
Outfront Media Capital
LLC
5.63%, 2/15/2024 386,000 389,860
6.25%, 6/15/2025(b) 260,000 263,900
3,349,564
Metals & Mining 5.3%
Carpenter Technology
Corp., 6.38%, 7/15/2028 540,000 567,167
Cleveland-Cliffs, Inc.
9.88%, 10/17/2025(b) 50,000 54,625
6.75%, 3/15/2026(b) 849,000 853,245
Commercial Metals Co.,
5.75%, 4/15/2026 970,000 1,011,225
Freeport-McMoRan, Inc.,
4.25%, 3/1/2030 275,000 287,320
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Metals & Mining
Hecla Mining Co., 7.25%,
2/15/2028 355,000 377,188
Joseph T Ryerson & Son,
Inc.
11.00%, 5/15/2022(b) 1,550,000 1,598,515
8.50%, 8/1/2028(b) 370,000 395,900
Novelis Corp., 4.75%,
1/30/2030(b) 445,000 464,255
SunCoke Energy Partners
LP, 7.50%, 6/15/2025(b) 650,000 598,000
6,207,440
Oil, Gas & Consumable Fuels 3.9%
American Midstream
Partners LP, 9.50%,
12/15/2021(b)(f) 1,641,000 1,526,130
Endeavor Energy
Resources LP, 6.63%,
7/15/2025(b) 110,000 115,570
Energy Transfer
Operating LP, Series
G, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(d)(e) 600,000 498,750
EnLink Midstream LLC,
5.38%, 6/1/2029 70,000 55,943
EnLink Midstream
Partners LP, 4.15%,
6/1/2025 395,000 316,474
Global Partners LP, 7.00%,
8/1/2027 180,000 174,150
Indigo Natural Resources
LLC, 6.88%,
2/15/2026(b) 730,000 703,494
PBF Holding Co. LLC
9.25%, 5/15/2025(b) 185,000 206,734
7.25%, 6/15/2025 605,000 544,070
6.00%, 2/15/2028(b) 200,000 161,000
Tallgrass Energy Partners
LP, 6.00%, 3/1/2027(b) 401,000 364,309
4,666,624
Paper & Forest Products 0.7%
Schweitzer-Mauduit
International, Inc.,
6.88%, 10/1/2026(b) 801,000 850,366
Personal Products 0.5%
Edgewell Personal Care
Co., 5.50%, 6/1/2028(b) 510,000 552,075
Pharmaceuticals 2.0%
Bausch Health
Americas, Inc., 8.50%,
1/31/2027(b) 85,000 94,563
Bausch Health Cos., Inc.
9.00%, 12/15/2025(b) 460,000 508,300

Nationwide Amundi Global High Yield Fund - July 31, 2020 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Pharmaceuticals
5.75%, 8/15/2027(b) 65,000 70,550
7.00%, 1/15/2028(b) 39,000 42,413
5.00%, 1/30/2028(b) 230,000 231,145
7.25%, 5/30/2029(b) 57,000 62,700
5.25%, 1/30/2030(b) 160,000 163,400
Catalent Pharma
Solutions, Inc., 2.38%,
3/1/2028(b) EUR 335,000 377,842
Par Pharmaceutical, Inc.,
7.50%, 4/1/2027(b) 810,000 861,540
2,412,453
Professional Services 0.1%
Jaguar Holding Co. II,
4.63%, 6/15/2025(b) 95,000 99,275
Road & Rail 0.4%
Watco Cos. LLC, 6.50%,
6/15/2027(b) 410,000 437,675
Software 0.1%
BY Crown Parent LLC,
4.25%, 1/31/2026(b) 90,000 93,289
Specialty Retail 1.1%
Abercrombie & Fitch
Management Co.,
8.75%, 7/15/2025(b) 65,000 64,837
Asbury Automotive Group,
Inc., 4.50%, 3/1/2028(b) 168,000 172,262
Michaels Stores, Inc.,
8.00%, 7/15/2027(b)(g) 856,000 802,175
Staples, Inc., 7.50%,
4/15/2026(b) 246,000 215,816
1,255,090
Technology Hardware, Storage & Peripherals 0.1%
Diebold Nixdorf, Inc.,
9.38%, 7/15/2025(b) 55,000 58,179
NCR Corp., 8.13%,
4/15/2025(b) 50,000 55,485
113,664
Textiles, Apparel & Luxury Goods 0.2%
Wolverine World
Wide, Inc., 6.38%,
5/15/2025(b) 195,000 204,994
Thrifts & Mortgage Finance 1.7%
Freedom Mortgage Corp.,
8.13%, 11/15/2024(b) 1,336,000 1,315,960
Provident Funding
Associates LP, 6.38%,
6/15/2025(b) 665,000 635,075
1,951,035
Trading Companies & Distributors 0.7%
Fortress Transportation
and Infrastructure
Investors LLC, 9.75%,
8/1/2027(b) 225,000 232,312
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Trading Companies & Distributors
Herc Holdings, Inc.,
5.50%, 7/15/2027(b) 102,000 107,865
WESCO Distribution, Inc.
7.13%, 6/15/2025(b) 245,000 268,861
7.25%, 6/15/2028(b) 170,000 185,725
794,763
Wireless Telecommunication Services 0.1%
Sprint Corp., 7.63%,
2/15/2025 100,000 121,457
70,467,643
ZAMBIA 0.5%
Metals & Mining 0.5%
First Quantum Minerals
Ltd.
7.25%, 4/1/2023(b) 370,000 371,646
7.50%, 4/1/2025(b) 200,000 202,000
573,646
Total Corporate Bonds
(cost $108,860,170) 104,649,002
Common Stock 0.0%
†
Shares
UNITED STATES 0.0%
†
Entertainment 0.0%
†
AMC Entertainment
Holdings, Inc., Class A 2,100 8,484
Total Common Stock
(cost $12,485) 8,484
Loan Participations 6.7%
Principal
Amount ($)
UNITED STATES 6.7%
Auto Components 0.7%
Trico Group LLC, Term
Loan, (ICE LIBOR USD
3 Month + 7.00%),
8.00%, 2/2/2024 (e) 915,205 865,445
Commercial Services & Supplies 0.4%
West Corp., Term Loan,
(ICE LIBOR USD 3
Month + 4.00%), 5.00%,
10/10/2024 (e) 576,020 505,302
Diversified Telecommunication Services 0.6%
CenturyLink, Inc., Term
Loan B, (ICE LIBOR
USD 1 Month + 2.25%),
2.41%, 3/15/2027 (e) 741,275 712,758
Electric Utilities 0.1%
PG&E Corp., Term Loan,
(ICE LIBOR USD 6
Month + 4.50%), 5.50%,
6/18/2025 (e) 165,000 162,989

12 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Amundi Global High Yield Fund
Loan Participations
Principal
Amount ($) Value ($)
Health Care Providers & Services 1.0%
RegionalCare Hospital
Partners Holdings, Inc.,
Term Loan B, (ICE
LIBOR USD 1 Month
+ 3.75%), 3.91%,
11/16/2025 (e) 1,022,082 997,440
Surgery Center Holdings,
Inc., Term Loan, (ICE
LIBOR USD 1 Month +
8.00%), 9.00%, 9/3/2024
(e) 164,588 165,904
1,163,344
0
Hotels, Restaurants & Leisure 0.9%
Spectacle Gary Holdings,
LLC, Term Loan, (ICE
LIBOR USD 3 Month
+ 9.00%), 11.00%,
12/23/2025 (e) 1,185,000 1,096,125
IT Services 0.9%
Dyncorp International, Inc.,
Term Loan, (ICE LIBOR
USD 1 Month + 6.00%),
7.00%, 8/18/2025 (e) 1,078,000 1,032,023
Machinery 0.4%
Waterjet Holdings, Term
Loan, (ICE LIBOR USD
1 Month + 3.00%),
3.18%, 4/21/2025 (e) 644,567 476,980
Media 0.3%
Diamond Sports Group
LLC, Term Loan, (ICE
LIBOR USD 1 Month
+ 3.25%), 3.42%,
8/24/2026 (e) 352,338 280,549
Metals & Mining 0.5%
Big River Steel LLC, 1st
Lien Term Loan B, (ICE
LIBOR USD 3 Month
+ 5.00%), 6.00%,
8/23/2023 (e) 602,950 572,803
Personal Products 0.9%
Alphabet Holding Co., Inc.,
Term Loan, (ICE LIBOR
USD 1 Month + 3.50%),
3.66%, 9/26/2024 (e) 1,070,255 1,025,272
Total Loan Participation
(cost $8,382,458)
7,893,590
Convertible Bonds 0.7%
Airlines 0.3%
Air Canada, 4.00%,
07/01/25 (b) 335,000 348,400
Convertible Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure 0.1%
Royal Caribbean Cruises
Ltd., 4.25%, 06/15/23 (b) 165,000 156,479
Software 0.3%
Zendesk, Inc., 0.63%,
06/15/25 (b) 261,000 294,122
Total Convertible Bond
(cost  $788,473) 799,001
Short-Term Investment 0.6%
Shares
Money Market Fund 0.6%
Fidelity Investments
Money Market
Government Portfolio —
Institutional Class,0.09%
(h)(i) 761,805 761,805
Total Short-Term Investment
(cost $761,805)
761,805
Repurchase Agreement 0.1%
Principal
Amount ($)
BNP Paribas Securities
Corp. 0.07%, dated
7/31/2020, due
8/3/2020, repurchase
price $85,596,
collateralized by U.S.
Treasury Note, 1.50%,
maturing 8/15/2026;
total market value
$87,839. (i) 85,595 85,595
Total Repurchase
Agreement
(cost $85,595)
85,595
Total Investments
(cost $118,890,986) — 97.4% 114,197,477
Other assets in excess of liabilities — 2.6% 3,031,049
NET ASSETS — 100.0%
$ 117,228,526
† Amount rounds to less than 0.1%.
(a) Security in default.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at July 31, 2020 was
$84,917,148 which represents 72.44% of net assets.
(c) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the PIK rate.

Nationwide Amundi Global High Yield Fund - July 31, 2020 (Unaudited) - Statement of Investments - 13
(d) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2020. The
maturity date reflects the next call date.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2020.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at July 31, 2020.
(g) The security or a portion of this security is on loan at July 31,
2020. The total value of securities on loan at July 31, 2020 was $794,115, which was collateralized by cash used to
purchase a money market fund and a repurchase agreement
with a value of $761,805 and $85,595, respectively, a total
value of $847,400.
(h) Represents 7-day effective yield as of July 31, 2020.
(i) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2020 was $847,400.
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
Currency:
EUR Euro
GBP British Pound
USD United States Dollar

14 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Amundi Global High Yield Fund
Forward Foreign Currency Contracts outstanding as of July 31, 2020:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 138,849 EUR 119,531 Bank of America NA 8/24/2020 (2,014)
USD 13,437,315 EUR 11,739,972 JPMorgan Chase Bank 8/24/2020 (397,762)
USD 1,034,436 GBP 818,876 JPMorgan Chase Bank 8/24/2020 (37,592)
Net unrealized depreciation (437,368)
At July 31, 2020, the Fund had $600,000 segregated as collateral for Forward foreign currency contracts.
Currency:
EUR Euro
GBP British pound
USD United States dollar

Nationwide Amundi Global High Yield Fund - July 31, 2020 (Unaudited) - Statement of Investments - 15
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stock $ 8,484 $ – $ – $ 8,484
Convertible Bonds – 799,001 – 799,001
Corporate Bonds – 104,649,002 – 104,649,002
Loan Participations – 7,893,590 – 7,893,590
Repurchase Agreement – 85,595 – 85,595
Short-Term Investment 761,805 – – 761,805
Total Assets $ 770,289 $ 113,427,188 $ – $ 114,197,477
Liabilities:
Forward Foreign Currency Contracts $ – $ (437,368) $ – $ (437,368)
Total Liabilities $ – $ (437,368) $ – $ (437,368)
Total $ 770,289 $ 112,989,820 $ – $ 113,760,109
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

16 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Amundi Global High Yield Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
Transfers into or out of Level 3 are generally due to a change in market value methodology.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2020. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.
Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in
connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2020:
Corporate
Bonds Total
Balance as of 10/31/2019 $ — $—
Accrued Accretion/
(Amortization) — —
Realized Gains (Losses) 62 62
Purchases — —
Sales (64) (64)
Change in Unrealized
Appreciation/
Depreciation 2 2
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 7/31/2020 $ — $—
Change in Unrealized
Appreciation/
Depreciation for
Investments Still held as
of 7/31/2020 $ — $—
Amounts designated as "−" are zero or have been rounded to zero.
Liabilities: Fair Value
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts $ (437,368)
Total $ (437,368)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Amundi Strategic Income Fund - July 31, 2020 (Unaudited) - Statement of Investments - 17
Asset-Backed Securities 8.0%
Principal
Amount ($) Value ($)
CANADA 0.0%
†
Airlines 0.0%
†
Air Canada Pass-Through
Trust, Series 2013-
1, Class B, 5.38%,
5/15/2021(a) 52,567 47,866
CAYMAN ISLANDS 0.7%
Other 0.7%
Race Point VIII CLO
Ltd., Series 2013-8A,
Class CR2, 2.43%,
2/20/2030(a)(b) 350,000 331,561
Symphony CLO XXII Ltd.,
Series 2020-22A, Class
C, 3.46%, 4/18/2033(a)
(b) 250,000 241,940
York CLO-4 Ltd., Series
2016-2A, Class CR,
2.42%, 4/20/2032(a)(b) 600,000 572,921
1,146,422
UNITED STATES 7.3%
Airlines 0.4%
Alaska Airlines Pass-
Through Trust, Series
2020-1, Class A, 4.80%,
8/15/2027(a) 490,000 507,625
Automobiles 2.8%
CPS Auto Receivables
Trust, Series 2018-
A, Class D, 3.66%,
12/15/2023(a) 170,000 174,047
Drive Auto Receivables
Trust
Series 2020-2, Class C,
2.28%, 8/17/2026 390,000 400,181
Series 2020-2, Class D,
3.05%, 5/15/2028 270,000 278,512
First Investors Auto Owner
Trust, Series 2017-
2A, Class E, 5.48%,
10/15/2024(a) 350,000 357,724
Foursight Capital
Automobile Receivables
Trust, Series 2018-
1, Class F, 6.82%,
4/15/2025(a) 1,080,000 1,128,584
Tidewater Auto
Receivables Trust,
Series 2018-AA, Class
E, 5.48%, 10/15/2026(a) 750,000 763,341
United Auto Credit
Securitization Trust,
Series 2019-1, Class E,
4.29%, 8/12/2024(a) 650,000 647,250
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Westlake Automobile
Receivables Trust,
Series 2018-3A, Class
E, 4.90%, 12/15/2023(a) 490,000 506,187
4,255,826
Credit Card 0.5%
Continental Credit Card
ABS LLC, Series 2019-
1A, Class C, 6.16%,
8/15/2026(a) 725,000 696,261
Other 3.6%
BCC Funding XIV LLC,
Series 2018-1A, Class
E, 6.00%, 4/21/2025(a) 750,000 747,908
Conn's Receivables
Funding LLC, Series
2018-A, Class C, 6.02%,
1/15/2023(a) 185,173 182,126
Progress Residential Trust
Series 2017-SFR1,
Class E, 4.26%,
8/17/2034(a) 310,000 315,720
Series 2017-SFR1,
Class F, 5.35%,
8/17/2034(a) 1,200,000 1,213,132
Series 2018-SFR1,
Class F, 4.78%,
3/17/2035(a) 900,000 901,040
Series 2020-SFR2,
Class E, 5.12%,
6/18/2037(a) 420,000 446,028
Tricon American Homes,
Series 2020-SFR1,
Class F, 4.88%,
7/17/2038(a) 570,000 574,888
Tricon American Homes
Trust
Series 2016-SFR1,
Class F, 5.77%,
11/17/2033(a) 240,000 243,538
Series 2017-SFR2,
Class D, 3.67%,
1/17/2036(a) 150,000 155,085
Series 2017-SFR2,
Class E, 4.22%,
1/17/2036(a) 475,000 482,268
Series 2017-SFR2,
Class F, 5.10%,
1/17/2036(a) 140,000 144,970
5,406,703
10,866,415
Total Asset-Backed Securities
(cost  $11,977,895) 12,060,703

18 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Amundi Strategic Income Fund
Collateralized Mortgage Obligations 16.0%
Principal
Amount ($) Value ($)
BERMUDA 2.1%
Bellemeade Re Ltd.,
Series 2018-2A,
Class B1, 2.82%,
8/25/2028(a)(b) 460,000 432,119
Eagle RE Ltd., Series
2019-1, Class M1B,
1.97%, 4/25/2029(a)(b) 715,862 710,149
Home Re Ltd., Series
2018-1, Class M1,
1.77%, 10/25/2028(a)(b) 295,935 291,701
Oaktown Re II Ltd., Series
2018-1A, Class M1,
1.72%, 7/25/2028(a)(b) 330,485 328,969
Oaktown Re III Ltd., Series
2019-1A, Class B1B,
4.52%, 7/25/2029(a)(b) 1,520,000 1,342,704
3,105,642
0
UNITED STATES 13.9%
Angel Oak Mortgage Trust
LLC, Series 2017-1,
Class B1, 6.13%,
1/25/2047(a)(b) 470,000 462,589
Bunker Hill Loan
Depositary Trust, Series
2020-1, Class M1,
4.35%, 2/25/2055(a)(c) 800,000 806,771
Connecticut Avenue
Securities Trust
Series 2019-R05,
Class 1B1, 4.27%,
7/25/2039(a)(b) 500,000 430,315
Series 2020-R01,
Class 1M2, 2.22%,
1/25/2040(a)(b) 260,000 246,712
Series 2020-SBT1,
Class 1M2, 3.82%,
2/25/2040(a)(b) 590,000 553,438
Deephaven Residential
Mortgage Trust
Series 2018-2A, Class
M1, 4.38%, 4/25/2058(a)
(b) 350,000 355,658
Series 2018-2A, Class
B2, 6.04%, 4/25/2058(a)
(b) 940,000 896,886
Series 2019-3A, Class
B2, 5.66%, 7/25/2059(a)
(b) 400,000 348,520
FHLMC REMICS
Series 4395, Class TI,
IO, 4.00%, 5/15/2026 112,600 6,166
Series 3927, Class AI,
IO, 4.50%, 8/15/2026 288,316 14,968
Series 4097, Class CI,
IO, 3.00%, 8/15/2027 451,058 29,986
Series 4123, Class DI,
IO, 3.00%, 10/15/2027 1,195,492 85,321
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
FHLMC REMICS
(continued)
Series 4244, Class AI,
IO, 4.50%, 8/15/2028 223,171 13,721
FHLMC STACR REMIC
Trust
Series 2020-DNA2,
Class M2, 2.02%,
2/25/2050(a)(b) 950,000 899,777
Series 2020-HQA2,
Class M2, 3.27%,
3/25/2050(a)(b) 710,000 680,231
Series 2020-HQA2,
Class B1, 4.27%,
3/25/2050(a)(b) 850,000 676,599
Series 2020-DNA3,
Class B1, 5.27%,
6/25/2050(a)(b) 1,000,000 985,607
FHLMC STACR Trust
Series 2018-HQA2,
Class B2, 11.17%,
10/25/2048(a)(b) 1,090,000 1,016,591
Series 2019-DNA1,
Class B2, 10.92%,
1/25/2049(a)(b) 1,700,000 1,586,869
Series 2019-HRP1,
Class B1, 4.22%,
2/25/2049(a)(b) 1,100,000 1,000,451
Series 2019-HQA1,
Class B2, 12.42%,
2/25/2049(a)(b) 600,000 613,099
Series 2019-HQA2,
Class B1, 4.27%,
4/25/2049(a)(b) 100,000 96,016
Series 2019-HQA2,
Class B2, 11.42%,
4/25/2049(a)(b) 510,000 479,212
Series 2019-DNA3,
Class B2, 8.32%,
7/25/2049(a)(b) 1,410,000 1,111,730
FHLMC Structured Agency
Credit Risk Debt Notes
Series 2015-HQ1, Class
B, 10.92%, 3/25/2025(b) 402,276 431,277
Series 2015-HQA1,
Class B, 8.97%,
3/25/2028(b) 564,327 574,508
FNMA REMICS
Series 2012-130,
Class UI, IO, 3.00%,
12/25/2027 580,683 36,049
Series 2012-150, Class
BI, IO, 3.00%, 1/25/2028 543,874 35,907
Series 2013-5, Class YI,
IO, 3.00%, 2/25/2028 613,905 37,803
Series 2009-31,
Class PI, IO, 5.00%,
11/25/2038 135,846 14,364

Nationwide Amundi Strategic Income Fund - July 31, 2020 (Unaudited) - Statement of Investments - 19
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
FNMA
Series 2016-C05,
Class 2M2, 4.62%,
1/25/2029(b) 912,184 926,505
Series 2016-C04,
Class 1B, 10.42%,
1/25/2029(b) 198,877 207,797
GNMA REMICS
Series 2011-167, Class ,
IO, 5.00%, 12/16/2020 433 3
Series 2013-84,
Class SC, IO, 6.42%,
3/16/2040(b) 105,438 18,701
Series 2011-135,
Class QI, IO, 4.50%,
6/16/2041 131,830 17,557
Series 2012-140,
Class IC, IO, 3.50%,
11/20/2042 179,990 27,389
Series 2016-5, Class
CS, IO, 5.96%,
1/20/2046(b) 239,601 52,309
Series 2016-20,
Class SB, IO, 5.91%,
2/20/2046(b) 251,776 51,165
Series 2016-17,
Class JS, IO, 5.91%,
2/20/2046(b) 218,796 36,437
Series 2016-81, Class ,
IO, 4.00%, 6/20/2046 140,827 16,975
Series 2016-88,
Class SM, IO, 5.91%,
7/20/2046(b) 234,578 39,552
Series 2016-108,
Class QI, IO, 4.00%,
8/20/2046 129,291 25,915
Series 2016-118,
Class DS, IO, 5.91%,
9/20/2046(b) 248,433 53,600
Series 2016-145,
Class UI, IO, 3.50%,
10/20/2046 159,725 19,695
Series 2019-159,
Class HI, IO, 3.50%,
12/20/2049 2,578,826 285,314
Series 2019-159,
Class CI, IO, 3.50%,
12/20/2049 1,083,273 106,164
STACR Trust
Series 2018-HRP2,
Class B1, 4.37%,
2/25/2047(a)(b) 1,310,000 1,158,489
Series 2018-HRP2,
Class B2, 10.67%,
2/25/2047(a)(b) 1,380,000 1,260,389
Verus Securitization Trust
Series 2019-INV2, Class
B1, 4.45%, 7/25/2059(a)
(b) 430,000 385,250
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
Verus Securitization Trust
(continued)
Series 2020-INV1, Class
A3, 3.89%, 4/25/2060(a)
(b) 400,000 401,231
Series 2020-INV1, Class
B1, 5.75%, 4/25/2060(a)
(b) 100,000 93,471
Series 2020-INV1, Class
B2, 6.00%, 4/25/2060(a)
(b) 100,000 90,225
Series 2020-2, Class
M1, 5.36%, 5/25/2060(a)
(b) 410,000 423,921
Series 2020-2, Class
B1, 5.36%, 5/25/2060(a)
(b) 200,000 200,657
Vista Point Securitization
Trust, Series 2020-
1, Class B1, 5.38%,
3/25/2065(a)(b) 580,000 574,922
21,000,774
0
Total Collateralized Mortgage Obligations
(cost $25,306,698) 24,106,416
Commercial Mortgage-Backed Securities 3.6%
UNITED STATES 3.6%
COMM Mortgage Trust
Series 2015-CR26,
Class D, 3.48%,
10/10/2048(b) 1,350,000 1,083,670
Series 2019-GC44,
Class D, 2.50%,
8/15/2057(a) 1,280,000 862,568
CSAIL Commercial
Mortgage Trust , Series
2015-C4, Class D,
3.58%, 11/15/2048(b) 250,000 187,837
GS Mortgage Securities
Trust , Series 2016-
GS4, Class D, 3.23%,
11/10/2049(a)(b) 1,340,000 864,796
Morgan Stanley Bank of
America Merrill Lynch
Trust , Series 2014-
C16, Class D, 4.77%,
6/15/2047(a)(b) 950,000 617,380
Morgan Stanley Capital
I Trust , Series 2016-
UBS9, Class D, 3.00%,
3/15/2049(a) 785,000 560,993
Multifamily Connecticut
Avenue Securities
Trust , Series 2019-
01, Class M10, 3.42%,
10/15/2049(a)(b) 500,000 457,898

20 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Amundi Strategic Income Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
UBS Commercial
Mortgage Trust , Series
2017-C4, Class C,
4.45%, 10/15/2050(b) 810,000 749,771
Wells Fargo Commercial
Mortgage Trust , Series
2016-NXS5, Class D,
4.97%, 1/15/2059(b) 125,000 94,084
Total Commercial Mortgage-Backed Securities
(cost $6,546,780) 5,478,997
Corporate Bonds 55.8%
ARGENTINA 0.3%
Construction & Engineering 0.3%
Stoneway Capital Corp.,
10.00%, 3/1/2027(a)(d) 1,381,510 448,990
BERMUDA 0.9%
Beverages 0.9%
Bacardi Ltd., 5.30%,
5/15/2048(a) 1,000,000 1,355,309
CANADA 2.1%
Chemicals 0.4%
NOVA Chemicals Corp.,
5.25%, 6/1/2027(a) 635,000 600,869
Energy Equipment & Services 0.4%
Tervita Corp., 7.63%,
12/1/2021(a) 704,000 556,160
Oil, Gas & Consumable Fuels 1.3%
Cenovus Energy, Inc.,
5.38%, 7/15/2025 1,005,000 1,006,291
MEG Energy Corp.,
7.13%, 2/1/2027(a) 1,075,000 956,750
1,963,041
3,120,070
CAYMAN ISLANDS 0.3%
Consumer Finance 0.3%
Global Aircraft Leasing
Co. Ltd., 6.50%,
9/15/2024(a)(e) 725,000 451,313
CYPRUS 0.6%
Consumer Finance 0.6%
ASG Finance Designated
Activity Co., 7.88%,
12/3/2024(a) 1,295,000 867,650
FRANCE 0.6%
Banks 0.4%
BNP Paribas SA, (US
Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year +
2.94%), 4.50%,
2/25/2030(a)(f)(g) 700,000 651,875
Corporate Bonds
Principal
Amount ($) Value ($)
FRANCE
Road & Rail 0.2%
Kapla Holding SAS,
3.38%, 12/15/2026(a) EUR 280,000 305,089
956,964
GERMANY 0.5%
Automobiles 0.2%
Volkswagen Group of
America Finance LLC,
3.75%, 5/13/2030(a) 260,000 296,194
Machinery 0.3%
Vertical US Newco, Inc.,
5.25%, 7/15/2027(a) 485,000 514,100
810,294
INDIA 0.2%
Electric Utilities 0.2%
Adani Electricity
Mumbai Ltd., 3.95%,
2/12/2030(a) 300,000 296,297
IRELAND 1.0%
Banks 0.5%
AIB Group plc, (ICE
LIBOR USD 3 Month
+ 1.87%), 4.26%,
4/10/2025(a)(g) 620,000 668,990
Consumer Finance 0.5%
Avolon Holdings Funding
Ltd., 3.63%, 5/1/2022(a) 800,000 766,921
1,435,911
ISRAEL 0.2%
Pharmaceuticals 0.2%
Teva Pharmaceutical
Finance Netherlands II
BV, 6.00%, 1/31/2025(a) 300,000 377,238
ITALY 2.4%
Banks 1.6%
Intesa Sanpaolo SpA ,
Series XR, 4.70%,
9/23/2049(a) 945,000 1,110,485
UniCredit SpA , (USD
ICE Swap Rate 5 Year
+ 3.70%), 5.86%,
6/19/2032(a)(g) 1,260,000 1,341,313
2,451,798
Household Durables 0.4%
International Design
Group SpA , 6.50%,
11/15/2025(a) 585,000 634,667
Pharmaceuticals 0.4%
Rossini Sarl , 6.75%,
10/30/2025(a) 475,000 596,891
3,683,356

Nationwide Amundi Strategic Income Fund - July 31, 2020 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
JAPAN 0.9%
Banks 0.9%
Sumitomo Mitsui Financial
Group, Inc., 3.20%,
9/17/2029 1,155,000 1,274,436
KAZAKHSTAN 0.8%
Oil, Gas & Consumable Fuels 0.8%
Tengizchevroil Finance
Co. International Ltd.,
2.63%, 8/15/2025(a) 1,130,000 1,138,932
MACAU 0.2%
Hotels, Restaurants & Leisure 0.2%
Sands China Ltd., 4.38%,
6/18/2030(a) 305,000 319,991
MEXICO 0.7%
Hotels, Restaurants & Leisure 0.1%
Grupo Posadas SAB de
CV, 7.88%, 6/30/2022(a) 434,000 189,918
Oil, Gas & Consumable Fuels 0.6%
Petroleos Mexicanos ,
6.84%, 1/23/2030(a) 925,000 860,250
1,050,168
NETHERLANDS 0.6%
Chemicals 0.4%
OCI NV, 3.13%,
11/1/2024(a) 575,000 667,462
Professional Services 0.2%
Intertrust Group BV,
3.38%, 11/15/2025(a) 300,000 360,410
1,027,872
NORWAY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Equinor ASA, 3.70%,
4/6/2050 150,000 185,486
SINGAPORE 0.6%
Consumer Finance 0.6%
Avation Capital SA, 6.50%,
5/15/2021(a) 1,205,000 888,687
SWITZERLAND 1.9%
Auto Components 0.3%
Garrett LX I Sarl , 5.13%,
10/15/2026(a) 475,000 474,199
Capital Markets 1.6%
Credit Suisse Group AG,
(USD Swap Semi 5
Year + 4.60%), 7.50%,
7/17/2023(a)(f)(g) 675,000 711,815
UBS Group AG, (USD
Swap Semi 5 Year
+ 4.34%), 7.00%,
1/31/2024(a)(f)(g) 640,000 679,110
Corporate Bonds
Principal
Amount ($) Value ($)
SWITZERLAND
Capital Markets
VistaJet Malta Finance plc,
10.50%, 6/1/2024(a) 1,208,000 1,087,200
2,478,125
2,952,324
UKRAINE 0.4%
Metals & Mining 0.4%
Metinvest BV, 7.75%,
10/17/2029(a) 700,000 645,400
UNITED ARAB EMIRATES 0.1%
Energy Equipment & Services 0.1%
Shelf Drilling Holdings Ltd.,
8.25%, 2/15/2025(a) 560,000 212,800
UNITED KINGDOM 1.5%
Banks 0.8%
Barclays plc, (USD Swap
Semi 5 Year + 4.84%),
7.75%, 9/15/2023(f)(g) 800,000 815,000
Standard Chartered plc,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.85%), 4.64%,
4/1/2031(a)(g) 245,000 285,653
1,100,653
Insurance 0.2%
Galaxy Bidco Ltd., 6.50%,
7/31/2026(a) GBP 255,000 338,936
Oil, Gas & Consumable Fuels 0.5%
Neptune Energy Bondco
plc, 6.63%, 5/15/2025(a) 890,000 778,750
2,218,339
UNITED STATES 38.9%
Aerospace & Defense 0.5%
Boeing Co. (The), 5.81%,
5/1/2050 590,000 693,016
Airlines 0.6%
Mileage Plus Holdings
LLC, 6.50%,
6/20/2027(a) 805,000 833,175
Auto Components 1.1%
BorgWarner, Inc., 2.65%,
7/1/2027 861,000 912,652
Dealer Tire LLC, 8.00%,
2/1/2028(a) 717,000 704,452
1,617,104
Automobiles 1.2%
Ford Motor Co.
8.50%, 4/21/2023 385,000 427,416
9.00%, 4/22/2025 385,000 453,578
General Motors Co.,
6.13%, 10/1/2025 718,000 837,060

22 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Automobiles
Winnebago Industries,
Inc., 6.25%,
7/15/2028(a) 105,000 111,038
1,829,092
Banks 2.6%
Citigroup, Inc., Series
V, (SOFR + 3.23%),
4.70%, 1/30/2025(f)(g) 925,000 900,719
JPMorgan Chase & Co.,
Series FF, (SOFR
+ 3.38%), 5.00%,
8/01/2024(f)(g) 932,000 937,825
JPMorgan Chase & Co.,
Series HH, (SOFR
+ 3.13%), 4.60%,
2/01/2025(f)(g) 1,290,000 1,248,204
Truist Financial Corp.,
Series Q, (US Treasury
Yield Curve Rate T Note
Constant Maturity 10
Year + 4.35%), 5.10%,
3/01/2030(f)(g) 872,000 946,120
4,032,868
Building Products 0.8%
Standard Industries, Inc.,
4.38%, 7/15/2030(a) 720,000 777,600
Summit Materials LLC
6.50%, 3/15/2027(a) 345,000 380,059
5.25%, 1/15/2029(a) 50,000 51,875
1,209,534
Chemicals 0.3%
Olin Corp., 9.50%,
6/1/2025(a) 390,000 444,600
Commercial Services & Supplies 0.5%
Allied Universal
Holdco LLC, 6.63%,
7/15/2026(a) 375,000 401,250
APX Group, Inc., 6.75%,
2/15/2027(a) 400,000 398,800
800,050
Construction & Engineering 0.7%
PowerTeam Services LLC,
9.03%, 12/4/2025(a) 995,000 1,053,954
Consumer Finance 0.8%
Ford Motor Credit Co.
LLC, 2.33%, 11/25/2025 EUR 1,110,000 1,234,630
Diversified Consumer Services 0.4%
Sotheby's, 7.38%,
10/15/2027(a) 545,000 550,791
Diversified Telecommunication Services 1.9%
AT&T, Inc., 2.05%,
5/19/2032 360,000 458,564
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Diversified Telecommunication Services
Verizon Communications,
Inc., 1.50%, 9/19/2039 EUR 2,000,000 2,447,092
2,905,656
Electric Utilities 0.1%
Pattern Energy Operations
LP, 4.50%, 8/15/2028(a) 130,000 137,800
Electronic Equipment, Instruments & Components 1.7%
Belden, Inc., 3.88%,
3/15/2028(a) 905,000 1,054,340
Flex Ltd., 4.88%,
6/15/2029 926,000 1,067,756
FLIR Systems, Inc.,
2.50%, 8/1/2030 487,000 502,378
2,624,474
Energy Equipment & Services 0.7%
FTS International, Inc.,
6.25%, 5/1/2022 639,000 180,517
Transocean Sentry Ltd.,
5.38%, 5/15/2023(a) 785,000 688,838
Transocean, Inc., 8.00%,
2/1/2027(a) 270,000 131,706
1,001,061
Equity Real Estate Investment Trusts (REITs) 1.4%
iStar , Inc.
4.75%, 10/1/2024 480,000 474,000
4.25%, 8/1/2025 1,225,000 1,177,531
MPT Operating
Partnership LP, 4.63%,
8/1/2029 505,000 533,563
2,185,094
Food Products 0.3%
Simmons Foods, Inc.,
5.75%, 11/1/2024(a) 511,000 513,555
Hotels, Restaurants & Leisure 3.2%
Boyd Gaming Corp.,
8.63%, 6/1/2025(a) 480,000 529,143
Carnival Corp.
3.95%, 10/15/2020 180,000 178,200
10.50%, 2/1/2026(a) 125,000 129,401
Colt Merger Sub, Inc.
6.25%, 7/1/2025(a) 290,000 303,630
8.13%, 7/1/2027(a) 320,000 326,000
Enterprise Development
Authority (The), 12.00%,
7/15/2024(a) 1,175,000 1,160,559
Hyatt Hotels Corp., 5.38%,
4/23/2025 330,000 354,517
Scientific Games
International, Inc.
3.38%, 2/15/2026(a) 135,000 147,383
7.00%, 5/15/2028(a) 565,000 519,800
Station Casinos LLC,
4.50%, 2/15/2028(a) 870,000 778,650

Nationwide Amundi Strategic Income Fund - July 31, 2020 (Unaudited) - Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Hotels, Restaurants & Leisure
Viking Cruises Ltd., 5.88%,
9/15/2027(a) 460,000 302,450
4,729,733
Household Durables 0.2%
Taylor Morrison
Communities, Inc.,
5.88%, 6/15/2027(a) 230,000 254,150
Household Products 0.3%
Energizer Holdings, Inc.,
4.75%, 6/15/2028(a) 472,000 506,267
Industrial Conglomerates 0.2%
General Electric Co.,
4.25%, 5/1/2040 280,000 286,684
Insurance 2.7%
CNO Financial Group, Inc.,
5.25%, 5/30/2029 560,000 639,138
Farmers Exchange Capital
III, (ICE LIBOR USD 3
Month + 3.45%), 5.45%,
10/15/2054(a)(g) 1,070,000 1,270,754
Liberty Mutual Group, Inc.,
(EUR Swap Annual 5
Year + 3.70%), 3.62%,
5/23/2059(a)(g) 950,000 1,099,469
Liberty Mutual
Insurance Co., 7.70%,
10/15/2097(a) 420,000 712,626
New York Life Insurance
Co., 3.75%,
5/15/2050(a) 280,000 342,543
4,064,530
Internet & Direct Marketing Retail 1.7%
Booking Holdings, Inc.,
4.63%, 4/13/2030 580,000 706,385
Expedia Group, Inc.,
3.25%, 2/15/2030 1,905,000 1,800,288
2,506,673
Media 2.9%
Clear Channel
International BV, 6.63%,
8/1/2025(a) 200,000 204,500
Clear Channel Worldwide
Holdings, Inc., 9.25%,
2/15/2024 785,000 712,442
Diamond Sports
Group LLC, 6.63%,
8/15/2027(a) 445,000 243,637
MDC Partners, Inc.,
6.50%, 5/1/2024(a) 1,517,000 1,437,358
Sirius XM Radio, Inc.,
4.13%, 7/1/2030(a) 1,655,000 1,746,522
4,344,459
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Metals & Mining 0.8%
Joseph T Ryerson & Son,
Inc., 8.50%, 8/1/2028(a) 330,000 353,100
Novelis Corp., 4.75%,
1/30/2030(a) 765,000 798,102
1,151,202
Multi-Utilities 0.3%
Puget Energy, Inc., 4.10%,
6/15/2030(a) 460,000 515,900
Oil, Gas & Consumable Fuels 4.3%
Cameron LNG LLC,
3.40%, 1/15/2038(a) 542,000 595,675
Energy Transfer
Operating LP, Series
G, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(f)(g) 1,370,000 1,138,812
EnLink Midstream LLC,
5.38%, 6/1/2029 871,000 696,094
EnLink Midstream
Partners LP, 5.60%,
4/1/2044 167,000 92,685
Hess Midstream
Operations LP, 5.13%,
6/15/2028(a) 520,000 526,500
Midwest Connector
Capital Co. LLC, 4.63%,
4/1/2029(a) 587,000 587,896
MPLX LP, 4.50%,
4/15/2038 610,000 649,684
PBF Holding Co. LLC
9.25%, 5/15/2025(a) 410,000 458,167
6.00%, 2/15/2028(a) 1,100,000 885,500
Tallgrass Energy Partners
LP, 6.00%, 3/1/2027(a) 1,009,000 916,676
6,547,689
Paper & Forest Products 0.7%
Schweitzer-Mauduit
International, Inc.,
6.88%, 10/1/2026(a) 940,000 997,932
Personal Products 0.5%
Edgewell Personal Care
Co., 5.50%, 6/1/2028(a) 680,000 736,100
Pharmaceuticals 0.1%
Bausch Health Cos., Inc.,
5.25%, 1/30/2030(a) 130,000 132,763
Semiconductors & Semiconductor Equipment 0.6%
Broadcom, Inc., 4.15%,
11/15/2030(a) 770,000 864,726
Software 1.5%
Citrix Systems, Inc.,
3.30%, 3/1/2030 1,315,000 1,425,994

24 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Software
Oracle Corp., 3.85%,
4/1/2060 660,000 824,118
2,250,112
Specialty Retail 0.9%
AutoNation, Inc., 4.75%,
6/1/2030 415,000 480,764
Michaels Stores, Inc.,
8.00%, 7/15/2027(a)(h) 929,000 870,585
1,351,349
Technology Hardware, Storage & Peripherals 0.1%
Diebold Nixdorf, Inc.,
9.38%, 7/15/2025(a) 75,000 79,335
Thrifts & Mortgage Finance 1.4%
Freedom Mortgage Corp.
8.13%, 11/15/2024(a) 1,175,000 1,157,375
8.25%, 4/15/2025(a) 516,000 514,710
Nationstar Mortgage
Holdings, Inc., 6.00%,
1/15/2027(a) 405,000 413,100
2,085,185
Trading Companies & Distributors 0.2%
Fortress Transportation
and Infrastructure
Investors LLC, 9.75%,
8/1/2027(a) 295,000 304,587
Wireless Telecommunication Services 0.7%
T-Mobile USA, Inc.
3.88%, 4/15/2030(a) 315,000 360,574
2.55%, 2/15/2031(a) 660,000 685,668
1,046,242
58,422,072
Total Corporate Bonds
(cost $85,325,128) 84,139,899
Foreign Government Securities 2.7%
QATAR 1.0%
State of Qatar, 4.82%,
3/14/2049 (a) 1,135,000 1,620,317
UNITED ARAB EMIRATES 1.7%
United Arab Emirates
Government Bond,
3.88%, 4/16/2050 (a) 2,000,000 2,532,480
Total Foreign Government Securities
(cost $3,371,945) 4,152,797
Supranational 0.4%
Principal
Amount ($) Value ($)
Banque Ouest Africaine de
Developpement , 4.70%,
10/22/2031(a) 550,000 558,250
Total Supranational
(cost $550,000) 558,250
Loan Participations 4.5%
UNITED STATES 4.5%
Auto Components 0.3%
Trico Group LLC, Term
Loan, (ICE LIBOR USD
3 Month + 7.00%),
8.00%, 2/2/2024 (g) 587,900 555,936
Commercial Services & Supplies 0.1%
West Corp., Term Loan,
(ICE LIBOR USD 3
Month + 4.00%), 5.00%,
10/10/2024 (g) 119,176 104,545
Food Products 0.4%
JBS USA Lux SA, Term
Loan, (ICE LIBOR USD
3 Month + 2.00%),
3.07%, 5/1/2026 (g) 614,644 592,431
Hotels, Restaurants & Leisure 0.9%
Spectacle Gary Holdings,
LLC, Term Loan, (ICE
LIBOR USD 3 Month
+ 9.00%), 11.00%,
12/23/2025 (g) 1,535,800 1,420,615
IT Services 0.8%
Dyncorp International, Inc.,
Term Loan, (ICE LIBOR
USD 1 Month + 6.00%),
7.00%, 8/18/2025 (g) 1,222,375 1,170,241
Machinery 0.5%
Waterjet Holdings, Term
Loan, (ICE LIBOR USD
1 Month + 3.00%),
3.18%, 4/21/2025 (g) 988,167 731,243
Media 0.2%
Diamond Sports Group
LLC, Term Loan, (ICE
LIBOR USD 1 Month
+ 3.25%), 3.42%,
8/24/2026 (g) 377,150 300,306
Metals & Mining 0.1%
Big River Steel LLC, 1st
Lien Term Loan B, (ICE
LIBOR USD 3 Month
+ 5.00%), 6.00%,
8/23/2023 (g) 121,563 115,484

Nationwide Amundi Strategic Income Fund - July 31, 2020 (Unaudited) - Statement of Investments - 25
Loan Participations
Principal
Amount ($) Value ($)
Wireless Telecommunication Services 1.2%
Xplornet Communications,
Inc., Term Loan, (ICE
LIBOR USD 1 Month
+ 4.75%), 4.91%,
12/31/2028 (g) 1,815,000 1,765,650
Total Loan Participation
(cost $7,170,237)
6,756,451
Convertible Bonds 2.1%
Airlines 1.1%
Air Canada, 4.00%,
07/01/25 (a) 803,000 835,120
Southwest Airlines Co.,
1.25%, 05/01/25 625,000 724,470
1,559,590
Hotels, Restaurants & Leisure 0.7%
Carnival Corp., 5.75%,
04/01/23 (a) 605,000 877,432
Royal Caribbean Cruises
Ltd., 4.25%, 06/15/23 (a) 210,000 199,154
1,076,586
Pharmaceuticals 0.3%
Tricida , Inc., 3.50%,
05/15/27 (a) 715,000 489,768
Total Convertible Bond
(cost  $2,985,703) 3,125,944
Short-Term Investment 0.5%
Shares
Money Market Fund 0.5%
Fidelity Investments
Money Market
Government Portfolio —
Institutional Class,0.09%
( i )(j) 785,111 785,111
Total Short-Term Investment
(cost $785,111)
785,111
Repurchase Agreement 0.1%
Principal
Amount ($) Value ($)
BNP Paribas Securities
Corp. 0.07%, dated
7/31/2020, due
8/3/2020, repurchase
price $88,214,
collateralized by U.S.
Treasury Note, 1.50%,
maturing 8/15/2026;
total market value
$90,527. (j) 88,214 88,214
Total Repurchase
Agreement
(cost $88,214)
88,214
Total Investments
(cost $144,107,711) — 93.7% 141,252,782
Other assets in excess of liabilities — 6.3% 9,420,372
NET ASSETS — 100.0%
$ 150,673,154
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of
these securities at July 31, 2020 was $98,239,694 which
represents 65.20% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current
interest rates and prepayments on the underlying pool of
assets.  The interest rate shown was the current rate as of
July 31, 2020.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The
rate shown is the rate at July 31, 2020.
(d) Security in default.
(e) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the PIK rate.
(f) Perpetual Bond Security. The rate reflected in the
Statement of Investments is the rate in effect on July 31,
2020. The maturity date reflects the next call date.
(g) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate
as of July 31, 2020.
(h) The security or a portion of this security is on loan at July
31, 2020. The total value of securities on loan at July 31,
2020 was $848,094, which was collateralized by cash
used to purchase a money market fund and a repurchase
agreement with a value of $785,111 and $88,214,
respectively, a total value of $873,325.
( i ) Represents 7-day effective yield as of July 31, 2020.
(j) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2020 was $873,325.
CLO Collateralized Loan Obligations

26 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Amundi Strategic Income Fund
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
Currency:
EUR Euro
GBP British Pound
USD United States Dollar

Nationwide Amundi Strategic Income Fund - July 31, 2020 (Unaudited) - Statement of Investments - 27
Centrally Cleared Credit default swap contracts outstanding - buy protection as of July 31, 2020
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
34-V7 5.00 Quarterly 6/20/2025 5.76 USD 61,000,000 (411,153) (1,396,447) (1,807,600)
Markit CDX
North American
Investment Grade
Index Series
34-V1 1.00 Quarterly 6/20/2025 6.03 USD 13,000,000 (173,442) (30,946) (204,388)
(584,595) (1,427,393) (2,011,988)
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.
Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment)
under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
At July 31, 2020, the Fund had $4,713,809 segregated as collateral for credit default swap contracts.
Currency:
USD United States dollar
Forward Foreign Currency Contracts outstanding as of July 31, 2020:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
EUR 1,500,000 USD 1,776,931 JPMorgan Chase Bank 8/24/2020 (9,242)
USD 9,116,253 EUR 7,964,728 JPMorgan Chase Bank 8/24/2020 (269,853)
USD 303,177 GBP 240,000 JPMorgan Chase Bank 8/24/2020 (11,018)
Net unrealized depreciation (290,113)
At July 31, 2020, the Fund had $390,000 segregated as collateral for Forward foreign currency contracts.
Currency:
EUR Euro
GBP British pound
USD United States dollar
Futures contracts outstanding as of July 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Note 1 9/2020 USD 140,078 982
982

28 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Amundi Strategic Income Fund
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
Euro- Bobl (10) 9/2020 EUR (1,593,060) (9,350)
Euro-Bund (37) 9/2020 EUR (7,737,058) (107,799)
U.S. Treasury 2 Year Note (80) 9/2020 USD (17,678,750) (16,471)
U.S. Treasury 5 Year Note (103) 9/2020 USD (12,990,875) (70,620)
U.S. Treasury 10 Year Ultra Note (71) 9/2020 USD (11,306,750) (169,807)
U.S. Treasury Long Bond (70) 9/2020 USD (12,759,688) (316,039)
U.S. Treasury Ultra Bond (39) 9/2020 USD (8,879,812) (464,919)
USD 10 Year Interest Rate Swap (27) 9/2020 USD (2,757,375) (103,849)
(1,258,854)
(1,257,872)
At July 31, 2020, the Fund had $1,181,871 segregated as collateral with the broker for open futures contracts.
Currency:
EUR Euro
USD United States Dollar

Nationwide Amundi Strategic Income Fund - July 31, 2020 (Unaudited) - Statement of Investments - 29
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

30 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Amundi Strategic Income Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2020. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts, forward
foreign currency contracts, and financial futures contracts.
Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts during the six months ended July
31, 2020 . Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty
or traded through a futures commission merchant and cleared
through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized
to expose the Fund’s cash holdings to the investment
characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create
synthetic long and short exposure to sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations
under its credit default swap contracts.
The upfront premiums are amortized and accreted daily and
are recorded as realized gains or losses upon maturity or
termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default
(or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the
swap and the counterparty takes delivery of the referenced
obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receives from the
counterparty a net settlement amount in the form of cash or
securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities
comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate
income only in the event of an actual default (or similar event)
by the issuer of the underlying obligation.
Credit default swap contracts are marked-to-market daily
based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2
investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/
performance risk and represent the likelihood or risk of
default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of July 31, 2020 are
disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 12,060,703 $ – $ 12,060,703
Collateralized Mortgage Obligations – 24,106,416 – 24,106,416
Commercial Mortgage-Backed Securities – 5,478,997 – 5,478,997
Convertible Bonds – 3,125,944 – 3,125,944
Corporate Bonds – 84,139,899 – 84,139,899
Foreign Government Securities – 4,152,797 – 4,152,797
Futures Contracts 982 – – 982
Loan Participations – 6,756,451 – 6,756,451
Repurchase Agreement – 88,214 – 88,214
Short-Term Investment 785,111 – – 785,111
Supranational – 558,250 – 558,250
Total Assets $ 786,093 $ 140,467,671 $ – $ 141,253,764
Liabilities:
Credit Default Swaps* $ – $ (1,427,393) $ – $ (1,427,393)
Forward Foreign Currency Contracts – (290,113) – (290,113)
Futures Contracts (1,258,854) – – (1,258,854)
Total Liabilities $ (1,258,854) $ (1,717,506) $ – $ (2,976,360)
Total $ (472,761) $ 138,750,165 $ – $ 138,277,404
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
*
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

Nationwide Amundi Strategic Income Fund - July 31, 2020 (Unaudited) - Statement of Investments - 31
selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited
types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The
Fund is required to interface with the CCP through a broker.
Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily
change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts.
Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in
connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.

32 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Amundi Strategic Income Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2020:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 982
Total $ 982
Liabilities:
Swap Contracts
(a)
Credit risk
Unrealized depreciation on centrally cleared swap
contracts $ (1,427,393)
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts $ (290,113)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (1,258,854)
Total $ (2,976,360)
(a) Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bailard International Equities Fund - July 31, 2020 (Unaudited) - Statement of Investments - 33
Common Stocks 98.5%
Shares Value ($)
ARGENTINA 1.1%
Internet & Direct Marketing Retail 0.6%
MercadoLibre , Inc. * 800 899,696
Software 0.5%
Globant SA * 5,000 864,700
1,764,396
AUSTRALIA 7.1%
Banks 0.5%
Commonwealth Bank of
Australia 15,000 762,383
Biotechnology 1.2%
CSL Ltd. 10,000 1,928,632
Capital Markets 1.1%
ASX Ltd. 20,000 1,180,464
Magellan Financial Group Ltd. 15,000 654,663
1,835,127
Equity Real Estate Investment Trusts (REITs) 0.6%
Goodman Group 80,000 967,109
Health Care Equipment & Supplies 0.4%
Cochlear Ltd. 5,000 681,224
Hotels, Restaurants & Leisure 0.3%
Aristocrat Leisure Ltd. 30,000 560,609
Metals & Mining 2.4%
BHP Group Ltd. 60,000 1,590,248
BHP Group plc 50,000 1,090,502
Rio Tinto plc 20,000 1,218,924
3,899,674
Multiline Retail 0.6%
Wesfarmers Ltd. 30,000 997,105
11,631,863
CANADA 0.4%
Metals & Mining 0.4%
Barrick Gold Corp. 25,000 722,750
CHINA 3.9%
Air Freight & Logistics 0.3%
ZTO Express Cayman, Inc.,
ADR 15,000 555,750
Banks 0.5%
China Construction Bank
Corp., Class H 1,100,000 802,376
Entertainment 0.6%
NetEase , Inc., ADR 2,000 916,840
Interactive Media & Services 0.6%
Tencent Holdings Ltd. 15,000 1,026,820
Internet & Direct Marketing Retail 1.3%
Alibaba Group Holding Ltd.,
ADR * 5,000 1,255,099
JD.com, Inc., ADR * 12,000 765,480
2,020,579
Oil, Gas & Consumable Fuels 0.2%
COSCO SHIPPING Energy
Transportation Co. Ltd.,
Class H 700,000 310,580
Common Stocks
Shares Value ($)
CHINA
Wireless Telecommunication Services 0.4%
China Mobile Ltd., ADR 20,000 681,200
6,314,145
COLOMBIA 0.3%
Banks 0.3%
Grupo Aval Acciones y
Valores SA, ADR 100,000 457,000
DENMARK 3.8%
Beverages 0.5%
Carlsberg A/S, Class B 6,000 884,666
Electric Utilities 0.7%
Orsted A/S Reg. S (a) 8,000 1,145,911
Health Care Equipment & Supplies 0.6%
Coloplast A/S, Class B 6,000 1,023,349
Marine 0.6%
AP Moller - Maersk A/S,
Class B 700 902,035
Pharmaceuticals 1.4%
Novo Nordisk A/S, Class B 35,000 2,309,183
6,265,144
EGYPT 0.6%
Banks 0.6%
Commercial International
Bank Egypt SAE
(Registered), GDR Reg. S 250,000 964,176
FINLAND 0.6%
Multiline Retail 0.6%
Tokmanni Group Corp. 55,000 1,030,286
FRANCE 9.0%
Automobiles 0.5%
Peugeot SA * 50,000 810,320
Banks 1.1%
BNP Paribas SA * 20,000 811,437
Credit Agricole SA * 100,000 966,089
1,777,526
Chemicals 1.3%
Air Liquide SA 13,000 2,146,179
Construction & Engineering 1.1%
Bouygues SA 30,000 1,067,073
Eiffage SA * 9,000 788,853
1,855,926
Diversified Telecommunication Services 0.4%
Orange SA 50,000 585,776
Electrical Equipment 1.8%
Schneider Electric SE 24,000 2,796,169
Food & Staples Retailing 0.4%
Carrefour SA 38,000 606,124
Food Products 0.4%
Danone SA 10,000 668,088
Multi-Utilities 0.3%
Engie SA * 40,000 534,299

34 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Bailard International Equities Fund
Common Stocks
Shares Value ($)
FRANCE
Oil, Gas & Consumable Fuels 0.3%
TOTAL SE 15,000 556,926
Personal Products 0.4%
L'Oreal SA 2,000 669,851
Pharmaceuticals 0.5%
Sanofi 7,500 784,063
Textiles, Apparel & Luxury Goods 0.5%
LVMH Moet Hennessy Louis
Vuitton SE 2,000 868,960
14,660,207
GERMANY 9.6%
Air Freight & Logistics 0.9%
Deutsche Post AG
(Registered) 37,000 1,500,027
Automobiles 0.5%
Porsche Automobil Holding
SE (Preference) * 13,000 738,915
Chemicals 0.6%
BASF SE 18,000 996,775
Construction Materials 0.5%
HeidelbergCement AG 15,000 838,169
Diversified Telecommunication Services 0.8%
Deutsche Telekom AG
(Registered) 75,000 1,255,856
Health Care Equipment & Supplies 0.5%
Siemens Healthineers AG
Reg. S (a) 16,000 829,767
Industrial Conglomerates 0.6%
Siemens AG (Registered) 7,500 961,045
Insurance 1.6%
Allianz SE (Registered) 8,000 1,668,620
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 3,800 1,010,305
2,678,925
Internet & Direct Marketing Retail 0.4%
Zalando SE Reg. S *(a) 10,000 723,256
Multi-Utilities 0.8%
E.ON SE 50,000 586,639
RWE AG 20,000 756,067
1,342,706
Pharmaceuticals 1.2%
Bayer AG (Registered) 20,000 1,331,682
Merck KGaA 5,000 638,795
1,970,477
Software 1.2%
SAP SE 12,000 1,898,284
15,734,202
HONG KONG 2.6%
Capital Markets 0.7%
Hong Kong Exchanges &
Clearing Ltd. 25,000 1,195,454
Common Stocks
Shares Value ($)
HONG KONG
Diversified Telecommunication Services 0.5%
HKT Trust & HKT Ltd. 550,000 810,783
Food Products 0.5%
WH Group Ltd. Reg. S (a) 850,000 756,685
Insurance 0.6%
AIA Group Ltd. 110,000 985,758
Real Estate Management & Development 0.3%
CK Asset Holdings Ltd. 90,000 496,239
4,244,919
HUNGARY 0.8%
Banks 0.4%
OTP Bank Nyrt . * 20,000 715,784
Pharmaceuticals 0.4%
Richter Gedeon Nyrt 26,000 603,983
1,319,767
IRELAND 1.7%
Building Products 0.4%
Kingspan Group plc 10,000 719,254
Construction Materials 0.8%
CRH plc 35,000 1,255,185
Food Products 0.5%
Kerry Group plc, Class A 6,000 794,465
2,768,904
ISRAEL 1.2%
Pharmaceuticals 0.4%
Teva Pharmaceutical
Industries Ltd., ADR * 60,000 692,400
Software 0.8%
Check Point Software
Technologies Ltd. * 5,000 626,750
Nice Ltd., ADR * 3,500 718,340
1,345,090
2,037,490
ITALY 2.0%
Automobiles 0.4%
Ferrari NV 4,000 717,005
Banks 0.3%
Intesa Sanpaolo SpA * 220,000 446,900
Electric Utilities 0.9%
Enel SpA 150,000 1,372,995
Electrical Equipment 0.4%
Prysmian SpA 28,000 718,018
3,254,918
JAPAN 20.0%
Auto Components 0.4%
Bridgestone Corp. 20,900 616,100
Automobiles 1.7%
Honda Motor Co. Ltd. 23,000 558,803
Suzuki Motor Corp. 12,800 425,072
Toyota Motor Corp. 25,000 1,489,313
Yamaha Motor Co. Ltd. 35,000 514,444
2,987,632

Nationwide Bailard International Equities Fund - July 31, 2020 (Unaudited) - Statement of Investments - 35
Common Stocks
Shares Value ($)
JAPAN
Banks 1.0%
Mitsubishi UFJ Financial
Group, Inc. 250,000 937,863
Sumitomo Mitsui Financial
Group, Inc. 25,000 668,362
1,606,225
Building Products 0.4%
Daikin Industries Ltd. 4,000 703,341
Capital Markets 0.3%
Nomura Holdings, Inc. 100,000 467,084
Chemicals 0.8%
Mitsui Chemicals, Inc. 30,000 574,387
Shin-Etsu Chemical Co. Ltd. 6,000 703,540
1,277,927
Construction & Engineering 0.3%
Obayashi Corp. 60,000 536,629
Diversified Telecommunication Services 0.3%
Nippon Telegraph &
Telephone Corp. 22,000 509,252
Electrical Equipment 0.8%
Mitsubishi Electric Corp. 55,000 719,380
Nidec Corp. 8,000 640,195
1,359,575
Electronic Equipment, Instruments & Components 1.3%
Hitachi Ltd. 20,000 593,692
Keyence Corp. 2,000 840,510
Murata Manufacturing Co.
Ltd. 10,000 626,372
2,060,574
Entertainment 0.7%
Nintendo Co. Ltd. 2,500 1,096,822
Food & Staples Retailing 0.4%
Seven & i Holdings Co. Ltd. 20,000 609,367
Health Care Equipment & Supplies 0.9%
Hoya Corp. 8,000 789,394
Olympus Corp. 35,000 628,177
1,417,571
Health Care Technology 0.3%
M3, Inc. 10,000 510,666
Household Durables 1.5%
Haseko Corp. 40,000 473,736
Panasonic Corp. 60,000 515,370
Sekisui Chemical Co. Ltd. 40,000 546,562
Sony Corp. 13,000 1,008,092
2,543,760
Household Products 0.3%
Unicharm Corp. 12,000 539,343
Insurance 0.3%
Tokio Marine Holdings, Inc. 12,000 506,809
IT Services 0.3%
Fujitsu Ltd. 4,000 536,789
Machinery 1.3%
FANUC Corp. 4,000 672,154
Komatsu Ltd. 50,000 986,416
SMC Corp. 1,000 521,696
2,180,266
Common Stocks
Shares Value ($)
JAPAN
Personal Products 0.8%
Kao Corp. 12,000 870,451
Shiseido Co. Ltd. 8,000 443,352
1,313,803
Pharmaceuticals 1.0%
Astellas Pharma, Inc. 35,000 547,711
Daiichi Sankyo Co. Ltd. 6,000 527,808
Takeda Pharmaceutical Co.
Ltd. 18,000 640,413
1,715,932
Professional Services 0.4%
Recruit Holdings Co. Ltd. 20,000 620,726
Real Estate Management & Development 0.4%
Mitsubishi Estate Co. Ltd. 44,000 636,326
Semiconductors & Semiconductor Equipment 1.0%
Advantest Corp. 15,000 811,139
Tokyo Electron Ltd. 3,000 819,574
1,630,713
Specialty Retail 0.3%
Fast Retailing Co. Ltd. 1,000 535,656
Tobacco 0.3%
Japan Tobacco, Inc. 25,000 430,161
Trading Companies & Distributors 1.0%
ITOCHU Corp. 50,000 1,095,266
Sumitomo Corp. 45,000 501,996
1,597,262
Wireless Telecommunication Services 1.5%
KDDI Corp. 14,000 430,958
Softbank Corp. 38,000 509,312
SoftBank Group Corp. 23,000 1,448,572
2,388,842
32,935,153
NETHERLANDS 6.1%
Banks 0.3%
ING Groep NV 80,000 554,644
Capital Markets 0.4%
Euronext NV Reg. S (a) 6,000 687,561
Chemicals 0.5%
Akzo Nobel NV 8,000 755,877
Food & Staples Retailing 1.1%
Koninklijke Ahold Delhaize
NV 60,000 1,729,550
Health Care Equipment & Supplies 0.4%
Koninklijke Philips NV * 13,263 688,996
IT Services 0.6%
Adyen NV Reg. S *(a) 600 1,001,694
Oil, Gas & Consumable Fuels 0.3%
Royal Dutch Shell plc, Class
B 30,000 424,664
Professional Services 0.6%
Wolters Kluwer NV 12,000 948,771
Semiconductors & Semiconductor Equipment 1.9%
ASML Holding NV
(Registered), NYRS 7,000 2,476,041

36 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Bailard International Equities Fund
Common Stocks
Shares Value ($)
NETHERLANDS
Semiconductors & Semiconductor Equipment
NXP Semiconductors NV 6,000 705,180
3,181,221
9,972,978
NEW ZEALAND 0.3%
Health Care Equipment & Supplies 0.3%
Fisher & Paykel Healthcare
Corp. Ltd. 20,000 477,773
PAKISTAN 0.5%
Banks 0.1%
MCB Bank Ltd. 200,000 212,389
Chemicals 0.1%
Engro Fertilizers Ltd. 600,000 239,117
Oil, Gas & Consumable Fuels 0.3%
Oil & Gas Development Co.
Ltd. 500,000 342,306
793,812
PHILIPPINES 0.3%
Wireless Telecommunication Services 0.3%
PLDT, Inc. 20,000 543,006
PORTUGAL 1.1%
Electric Utilities 0.6%
EDP - Energias de Portugal
SA 180,000 911,565
Food & Staples Retailing 0.5%
Jeronimo Martins SGPS SA 55,000 928,318
1,839,883
RUSSIA 0.9%
Banks 0.3%
Sberbank of Russia PJSC,
ADR * 40,000 479,517
Metals & Mining 0.2%
Severstal PAO, GDR Reg. S 30,000 368,115
Oil, Gas & Consumable Fuels 0.4%
LUKOIL PJSC, ADR 8,000 547,873
1,395,505
SINGAPORE 1.6%
Banks 0.9%
DBS Group Holdings Ltd. 60,000 855,756
Oversea-Chinese Banking
Corp. Ltd. 110,000 679,974
1,535,730
Real Estate Management & Development 0.4%
CapitaLand Ltd. 300,000 596,529
Road & Rail 0.3%
ComfortDelGro Corp. Ltd. 473,733 463,692
2,595,951
SOUTH AFRICA 0.8%
Metals & Mining 0.8%
Anglo American plc 50,000 1,233,896
Common Stocks
Shares Value ($)
SOUTH KOREA 1.9%
Banks 0.4%
KB Financial Group, Inc. 20,000 593,937
Interactive Media & Services 0.8%
NAVER Corp. 5,000 1,265,124
Technology Hardware, Storage & Peripherals 0.7%
Samsung Electronics Co. Ltd. 25,000 1,216,805
3,075,866
SWEDEN 1.8%
Banks 0.4%
Skandinaviska Enskilda
Banken AB, Class A * 60,000 581,547
Communications Equipment 0.7%
Telefonaktiebolaget LM
Ericsson, Class B 100,000 1,153,258
Machinery 0.7%
Alfa Laval AB * 25,000 592,705
Volvo AB, Class B * 35,000 605,625
1,198,330
2,933,135
SWITZERLAND 8.9%
Capital Markets 0.4%
UBS Group AG (Registered) 60,000 706,542
Construction Materials 0.6%
LafargeHolcim Ltd.
(Registered) * 20,000 947,118
Food Products 2.2%
Nestle SA (Registered) 30,000 3,554,258
Insurance 0.4%
Swiss Life Holding AG
(Registered) * 2,000 732,691
Life Sciences Tools & Services 0.4%
Lonza Group AG (Registered) 1,000 624,213
Pharmaceuticals 3.4%
Novartis AG (Registered) 25,000 2,070,472
Roche Holding AG 10,000 3,460,085
5,530,557
Semiconductors & Semiconductor Equipment 0.4%
STMicroelectronics NV 22,000 622,617
Technology Hardware, Storage & Peripherals 1.1%
Logitech International SA
(Registered) 25,000 1,821,859
14,539,855
TAIWAN 0.6%
Entertainment 0.6%
Sea Ltd., ADR * 8,000 977,600
UNITED KINGDOM 8.3%
Aerospace & Defense 0.8%
BAE Systems plc 200,000 1,289,702
Banks 0.3%
Standard Chartered plc 100,000 508,304
Beverages 0.7%
Diageo plc 30,000 1,099,324

Nationwide Bailard International Equities Fund - July 31, 2020 (Unaudited) - Statement of Investments - 37
Common Stocks
Shares Value ($)
UNITED KINGDOM
Household Durables 0.4%
Persimmon plc 20,000 633,195
Industrial Conglomerates 0.4%
CK Hutchison Holdings Ltd. 90,000 587,686
Insurance 1.1%
Direct Line Insurance Group
plc 220,000 857,759
Phoenix Group Holdings plc 120,000 1,041,319
1,899,078
Oil, Gas & Consumable Fuels 0.5%
BP plc 220,000 797,541
Personal Products 1.1%
Unilever NV 10,000 591,919
Unilever plc 20,000 1,201,204
1,793,123
Pharmaceuticals 2.2%
AstraZeneca plc, ADR 36,000 2,008,080
GlaxoSmithKline plc 85,000 1,706,942
3,715,022
Professional Services 0.5%
RELX plc 35,000 743,015
Tobacco 0.3%
British American Tobacco plc 17,000 564,178
13,630,168
UNITED STATES 0.7%
Trading Companies & Distributors 0.7%
Ferguson plc 12,000 1,073,218
Total Common Stocks
(cost $144,164,693) 161,187,966
Exchange Traded Fund 0.7%
UNITED STATES 0.7%
VanEck Vectors Vietnam ETF
(b) 80,000 1,096,000
Total Exchange Traded Fund
(cost $1,478,199) 1,096,000
Rights 0.0%
†
Number of
Rights
PORTUGAL 0.0%
†
Electric Utilities 0.0%
†
EDP - Energias de Portugal
SA, expiring 8/6/2020* 180,000 18,277
Total Rights
(cost $–) 18,277
Short-Term Investment 0.0%
†
Shares Value ($)
Money Market Fund 0.0%
†
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class, 0.09%(c)(d) 66,148 66,148
Total Short-Term Investment
(cost  $66,148) 66,148
Repurchase Agreement 0.0%
†
Principal
Amount ($)
BNP Paribas Securities
Corp., 0.07%, dated
7/31/2020, due 8/3/2020,
repurchase price $7,432,
collateralized by U.S.
Treasury Note, 1.50%,
maturing 8/15/2026; total
market value $7,627.(d) 7,432 7,432
Total Repurchase Agreement
(cost $7,432) 7,432
Total Investments
(cost $145,716,472)   — 99.2% 162,375,823
Other assets in excess of liabilities — 0.8% 1,270,764
NET ASSETS — 100.0%
$ 163,646,587
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at July 31, 2020 was
$5,144,874 which represents 3.14% of net assets.
(b) The security or a portion of this security is on loan at July
31, 2020. The total value of securities on loan at July 31,
2020 was $71,240, which was collateralized by cash used to
purchase a money market fund and a repurchase agreement
with a value of $66,148 and $7,432, respectively, a total
value of $73,580.
(c) Represents 7-day effective yield as of July 31, 2020.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2020 was $73,580.
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
NYRS New York Registry Shares
PAO Public Stock Company
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.

38 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Bailard International Equities Fund
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

Nationwide Bailard International Equities Fund - July 31, 2020 (Unaudited) - Statement of Investments - 39
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

40 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Bailard International Equities Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 1,289,702 $ – $ 1,289,702
Air Freight & Logistics 555,750 1,500,027 – 2,055,777
Auto Components – 616,100 – 616,100
Automobiles – 5,253,872 – 5,253,872
Banks 457,000 11,541,438 – 11,998,438
Beverages – 1,983,990 – 1,983,990
Biotechnology – 1,928,632 – 1,928,632
Building Products – 1,422,595 – 1,422,595
Capital Markets – 4,891,768 – 4,891,768
Chemicals – 5,415,875 – 5,415,875
Communications Equipment – 1,153,258 – 1,153,258
Construction & Engineering – 2,392,555 – 2,392,555
Construction Materials – 3,040,472 – 3,040,472
Diversified Telecommunication Services – 3,161,667 – 3,161,667
Electric Utilities – 3,430,471 – 3,430,471
Electrical Equipment – 4,873,762 – 4,873,762
Electronic Equipment, Instruments &
Components – 2,060,574 – 2,060,574
Entertainment 1,894,440 1,096,822 – 2,991,262
Equity Real Estate Investment Trusts
(REITs) – 967,109 – 967,109
Food & Staples Retailing – 3,873,359 – 3,873,359
Food Products – 5,773,496 – 5,773,496
Health Care Equipment & Supplies – 5,118,680 – 5,118,680
Health Care Technology – 510,666 – 510,666
Hotels, Restaurants & Leisure – 560,609 – 560,609
Household Durables – 3,176,955 – 3,176,955
Household Products – 539,343 – 539,343
Industrial Conglomerates – 1,548,731 – 1,548,731
Insurance – 6,803,261 – 6,803,261
Interactive Media & Services – 2,291,944 – 2,291,944
Internet & Direct Marketing Retail 2,920,275 723,256 – 3,643,531
IT Services – 1,538,483 – 1,538,483
Life Sciences Tools & Services – 624,213 – 624,213
Machinery – 3,378,596 – 3,378,596
Marine – 902,035 – 902,035
Metals & Mining 722,750 5,501,685 – 6,224,435
Multiline Retail – 2,027,391 – 2,027,391
Multi-Utilities – 1,877,005 – 1,877,005
Oil, Gas & Consumable Fuels – 2,979,890 – 2,979,890
Personal Products – 3,776,777 – 3,776,777
Pharmaceuticals 2,700,480 14,621,137 – 17,321,617
Professional Services – 2,312,512 – 2,312,512
Real Estate Management & Development – 1,729,094 – 1,729,094
Road & Rail – 463,692 – 463,692
Semiconductors & Semiconductor
Equipment 3,181,221 2,253,330 – 5,434,551
Software 2,209,790 1,898,284 – 4,108,074
Specialty Retail – 535,656 – 535,656
Technology Hardware, Storage &
Peripherals – 3,038,664 – 3,038,664
Textiles, Apparel & Luxury Goods – 868,960 – 868,960
Tobacco – 994,339 – 994,339
Trading Companies & Distributors – 2,670,480 – 2,670,480
Wireless Telecommunication Services 681,200 2,931,848 – 3,613,048
Total Common Stocks $ 15,322,906 $ 145,865,060 $ – $ 161,187,966
Exchange Traded Fund 1,096,000 – – 1,096,000
Repurchase Agreement – 7,432 – 7,432

Nationwide Bailard International Equities Fund - July 31, 2020 (Unaudited) - Statement of Investments - 41
Level 1 Level 2 Level 3 Total
Assets:
Right $ 18,277 $ – $ – $ 18,277
Short-Term Investment 66,148 – – 66,148
Total $ 16,503,331 $ 145,872,492 $ – $ 162,375,823
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report..

42 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Emerging Markets Debt Fund
Corporate Bonds 25.3%
Principal
Amount ($) Value ($)
BRAZIL 1.8%
Chemicals 0.8%
Braskem Netherlands
Finance BV, 4.50%,
1/31/2030(a) 620,000 574,275
Health Care Providers & Services 0.4%
Rede D'or Finance Sarl ,
4.50%, 1/22/2030(a) 296,000 265,290
Paper & Forest Products 0.6%
Suzano Austria GmbH,
5.00%, 1/15/2030 383,000 399,277
1,238,842
CHINA 2.7%
Automobiles 1.0%
Geely Automobile Holdings
Ltd., Reg. S, 3.63%,
1/25/2023 700,000 707,465
Internet & Direct Marketing Retail 0.3%
Prosus NV, 4.03%,
8/3/2050(a) 200,000 208,167
Real Estate Management & Development 1.4%
China Aoyuan Group Ltd.,
Reg. S, 6.35%, 2/8/2024 350,000 352,755
Longfor Group Holdings
Ltd., Reg. S, 3.95%,
9/16/2029 571,000 614,544
967,299
1,882,931
COLOMBIA 1.7%
Banks 0.6%
Grupo Aval Ltd., 4.38%,
2/4/2030(a) 440,000 421,740
Oil, Gas & Consumable Fuels 1.1%
Ecopetrol SA, 6.88%,
4/29/2030 287,000 345,835
Transportadora de Gas
Internacional SA ESP,
5.55%, 11/1/2028(a) 400,000 442,000
787,835
1,209,575
CONGO, DEMOCRATIC REPUBLIC OF THE 0.4%
Machinery 0.4%
HTA Group Ltd., 7.00%,
12/18/2025(a) 273,000 281,758
DOMINICAN REPUBLIC 0.5%
Electric Utilities 0.5%
AES Andres BV, Reg. S,
7.95%, 5/11/2026 340,000 348,925
GEORGIA 1.6%
Banks 1.1%
Bank of Georgia JSC,
Reg. S, 6.00%,
7/26/2023 749,000 756,640
Corporate Bonds
Principal
Amount ($) Value ($)
GEORGIA
Electric Utilities 0.5%
Georgia Global
Utilities JSC, 7.75%,
7/30/2025(a) 340,000 342,550
1,099,190
INDIA 1.7%
Diversified Financial Services 1.0%
REC Ltd., Reg. S, 4.63%,
3/22/2028 693,000 714,963
Electric Utilities 0.4%
Adani Electricity
Mumbai Ltd., 3.95%,
2/12/2030(a) 281,000 277,531
Multiline Retail 0.3%
Future Retail Ltd., 5.60%,
1/22/2025(a) 300,000 195,067
1,187,561
INDONESIA 2.1%
Banks 1.0%
Bank Mandiri Persero
Tbk . PT, Reg. S, 3.75%,
4/11/2024 337,000 354,288
Bank Rakyat Indonesia
Persero Tbk . PT, Reg.
S, 4.63%, 7/20/2023 325,000 346,125
700,413
Electric Utilities 0.5%
Perusahaan Perseroan
Persero PT Perusahaan
Listrik Negara, 6.25%,
1/25/2049(a) 265,000 360,400
Oil, Gas & Consumable Fuels 0.6%
Medco Oak Tree Pte.
Ltd., Reg. S, 7.38%,
5/14/2026 461,000 454,424
1,515,237
ISRAEL 1.0%
Pharmaceuticals 1.0%
Teva Pharmaceutical
Finance Netherlands III
BV, 6.00%, 4/15/2024 656,000 693,720
KAZAKHSTAN 0.5%
Oil, Gas & Consumable Fuels 0.5%
KazMunayGas National
Co. JSC, Reg. S, 4.75%,
4/19/2027 330,000 368,973

Nationwide Emerging Markets Debt Fund - July 31, 2020 (Unaudited) - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
MEXICO 3.3%
Banks 0.5%
BBVA Bancomer SA, Reg.
S, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.65%), 5.13%,
1/18/2033(b) 420,000 394,804
Chemicals 0.3%
Orbia Advance Corp. SAB
de CV, Reg. S, 5.88%,
9/17/2044 200,000 232,000
Consumer Finance 0.2%
Unifin Financiera SAB
de CV, Reg. S, 7.00%,
1/15/2025 238,000 184,128
Equity Real Estate Investment Trusts (REITs) 0.6%
Trust Fibra Uno, Reg. S,
6.95%, 1/30/2044 375,000 404,063
Oil, Gas & Consumable Fuels 1.2%
Petroleos Mexicanos , Reg.
S, 7.19%, 9/12/2024 MXN 11,891,200 463,609
Petroleos Mexicanos ,
Series 14-2, 7.47%,
11/12/2026 9,600,000 341,856
805,465
Wireless Telecommunication Services 0.5%
Sixsigma Networks Mexico
SA de CV, 7.50%,
5/2/2025(a) 377,000 354,380
2,374,840
NIGERIA 0.8%
Construction & Engineering 0.8%
IHS Netherlands Holdco
BV, 7.13%, 3/18/2025(a) 580,000 587,366
PANAMA 0.4%
Media 0.4%
Cable Onda SA, 4.50%,
1/30/2030(a) 283,000 297,113
RUSSIA 1.3%
Banks 0.5%
Sovcombank , Reg. S,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 6.38%), 7.75%,
5/06/2025(b)(c) 400,000 366,821
Consumer Finance 0.8%
GTLK Europe DAC, Reg.
S, 5.13%, 5/31/2024 540,000 564,932
931,753
Corporate Bonds
Principal
Amount ($) Value ($)
SAUDI ARABIA 0.3%
Real Estate Management & Development 0.3%
Dar Al- Arkan Sukuk Co.
Ltd., Reg. S, 6.75%,
2/15/2025 290,000 256,372
SINGAPORE 0.5%
Oil, Gas & Consumable Fuels 0.5%
Puma International
Financing SA, 5.00%,
1/24/2026(a) 404,000 356,557
SOUTH AFRICA 1.2%
Chemicals 0.5%
Sasol Financing USA LLC,
6.50%, 9/27/2028 400,000 361,000
Diversified Telecommunication Services 0.5%
Liquid Telecommunications
Financing plc, Reg. S,
8.50%, 7/13/2022 365,000 368,654
Electric Utilities 0.2%
Eskom Holdings SOC Ltd.
Reg. S, Reg. S, 7.13%,
2/11/2025 200,000 190,580
920,234
SPAIN 0.4%
Construction & Engineering 0.4%
International Airport
Finance SA, 12.00%,
3/15/2033(a) 357,000 303,004
TUNISIA 1.7%
Banks 1.7%
Banque Centrale de
Tunisie International
Bond
6.75%, 10/31/2023(a) EUR 708,000 783,849
Reg. S, 5.63%,
2/17/2024 411,000 441,489
1,225,338
UKRAINE 0.5%
Metals & Mining 0.5%
Metinvest BV, 8.50%,
4/23/2026(a) 338,000 330,652
UNITED ARAB EMIRATES 0.9%
Diversified Financial Services 0.6%
ICD Sukuk Co. Ltd., Reg.
S, 5.00%, 2/1/2027 370,000 396,198
Multi-Utilities 0.3%
Abu Dhabi National
Energy Co. PJSC,
4.88%, 4/23/2030(a) 200,000 252,558
648,756

44 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Emerging Markets Debt Fund
Corporate Bonds
Principal
Amount ($) Value ($)
VENEZUELA, BOLIVARIAN REPUBLIC OF 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
Petroleos de Venezuela
SA, Reg. S, 5.50%,
4/12/2037(d) 560,000 14,000
Total Corporate Bonds
(cost $18,118,370) 18,072,697
Foreign Government Securities 70.8%
ALBANIA 0.5%
Republic of Albania
3.50%, 6/16/2027 (a) EUR 300,000 360,894
ANGOLA 0.4%
Republic of Angola, Reg.
S, 9.50%, 11/12/2025 300,000 272,973
ARGENTINA 2.7%
Argentine Republic
7.50%, 4/22/2026 (d) 354,000 152,220
6.88%, 1/26/2027 (d) 624,000 263,640
5.88%, 1/11/2028 (d) 2,216,000 930,720
8.28%, 12/31/2033 (d) 192,079 97,480
7.63%, 4/22/2046 (d) 1,131,000 480,675
$ 1,924,735
ARMENIA 1.3%
Republic of Armenia
Reg. S, 7.15%,
3/26/2025 248,000 281,931
3.95%, 9/26/2029 (a) 670,000 661,840
943,771
BAHAMAS 1.5%
Commonwealth of the
Bahamas, 6.00%,
11/21/2028 (a) 1,200,000 1,068,000
BARBADOS 0.1%
Barbados Government
Bond, Reg. S, 6.50%,
10/1/2029 93,800 88,378
BELARUS 0.3%
Republic of Belarus
Ministry of Finance,
5.88%, 2/24/2026 (a) 223,000 215,641
BELIZE 0.4%
Belize Government
Bond, Reg. S, 4.94%,
2/20/2034 (e) 685,400 291,295
BENIN 1.0%
Benin Government
Bond, Reg. S, 5.75%,
3/26/2026 EUR 670,000 743,846
BRAZIL 4.1%
Federative Republic of
Brazil, 10.00%, 1/1/2025 BRL 12,889,000 2,935,012
Foreign Government Securities
Principal
Amount ($) Value ($)
CHILE 2.7%
Tesoreria General de
LA Republica , 4.50%,
3/2/2025 CLP 1,265,000,000 1,934,307
COLOMBIA 2.3%
Titulos de Tesoreria
7.50%, 8/26/2026 COP 1,053,700,000 326,429
7.00%, 6/30/2032 4,119,900,000 1,156,871
7.25%, 10/18/2034 660,300,000 187,103
1,670,403
CZECH REPUBLIC 0.5%
Czech Republic, 1.50%,
4/24/2040 CZK 8,240,000 369,656
DOMINICAN REPUBLIC 0.9%
Dominican Republic
Government Bond
Reg. S, 8.90%,
2/15/2023 DOP 13,450,000 224,454
Reg. S, 9.75%, 6/5/2026 24,300,000 403,444
627,898
ECUADOR 1.1%
Republic of Ecuador
Reg. S, 10.75%,
3/28/2022 (d)(e) 752,000 417,360
7.88%, 3/27/2025 (a)
(d)(e) 297,000 153,698
Reg. S, 9.65%,
12/13/2026 (d)(e) 400,000 204,000
775,058
EGYPT 2.8%
Arab Republic of Egypt
6.20%, 3/1/2024 (a) 212,000 217,981
5.75%, 5/29/2024 (a) 600,000 604,692
7.60%, 3/1/2029 (a) 489,000 498,425
5.63%, 4/16/2030 (a) EUR 668,000 708,388
2,029,486
EL SALVADOR 2.2%
Republic of El Salvador
Reg. S, 5.88%,
1/30/2025 564,000 509,292
Reg. S, 8.63%,
2/28/2029 387,000 382,550
Reg. S, 8.25%,
4/10/2032 358,000 339,205
9.50%, 7/15/2052 (a) 343,000 349,002
1,580,049
GHANA 0.6%
Republic of Ghana, 8.63%,
6/16/2049 (a) 467,000 413,295
HUNGARY 0.7%
Hungary Government
Bond, 3.25%,
10/22/2031 HUF 130,610,000 494,315
INDONESIA 4.7%
Republic of Indonesia
8.38%, 9/15/2026 IDR 8,973,000,000 675,618

Nationwide Emerging Markets Debt Fund - July 31, 2020 (Unaudited) - Statement of Investments - 45
Foreign Government Securities
Principal
Amount ($) Value ($)
INDONESIA
Republic of Indonesia
6.13%, 5/15/2028 IDR 6,096,000,000 400,833
7.00%, 9/15/2030 4,295,000,000 298,002
6.63%, 5/15/2033 12,831,000,000 831,291
8.38%, 3/15/2034 15,714,000,000 1,166,818
3,372,562
IVORY COAST 1.6%
Republic of Cote d'Ivoire
Reg. S, 6.38%, 3/3/2028 859,000 875,063
Reg. S, 6.88%,
10/17/2040 EUR 250,000 273,223
1,148,286
KENYA 0.7%
Republic of Kenya, Reg. S,
7.00%, 5/22/2027 500,000 491,875
MALAYSIA 1.8%
Malaysia Government
Bond, 3.91%, 7/15/2026 MYR 4,852,000 1,252,388
MEXICO 3.8%
Mex Bonos Desarr Fix Rt
5.75%, 3/5/2026 MXN 31,161,500 1,438,316
7.50%, 6/3/2027 8,145,700 409,532
8.50%, 11/18/2038 15,968,200 865,992
2,713,840
MONTENEGRO 0.5%
Republic of Montenegro,
2.55%, 10/3/2029 (a) EUR 370,000 385,022
MOROCCO 1.6%
Kingdom of Morocco,
1.50%, 11/27/2031 (a) 1,030,000 1,163,580
MOZAMBIQUE 0.5%
Republic of Mozambique,
5.00%, 9/15/2031 (a)(e) 420,000 356,731
NIGERIA 0.9%
Federal Republic of
Nigeria
Reg. S, 7.63%,
11/21/2025 375,000 386,325
7.14%, 2/23/2030 (a) 297,000 284,787
671,112
PARAGUAY 0.6%
Republic of Paraguay,
5.40%, 3/30/2050 (a) 314,000 400,350
PERU 2.8%
Bonos de la Tesoreria
Reg. S, 5.94%,
2/12/2029 (a) PEN 3,664,000 1,243,784
Reg. S, 5.35%,
8/12/2040 (a) 1,751,000 514,686
Republic of Peru, Reg. S,
6.90%, 8/12/2037 PEN 713,000 249,844
2,008,314
Foreign Government Securities
Principal
Amount ($) Value ($)
QATAR 4.5%
State of Qatar
4.50%, 4/23/2028 (a) 1,202,000 1,452,377
Reg. S, 4.82%,
3/14/2049 1,230,000 1,755,938
3,208,315
ROMANIA 0.7%
Romania Government
Bond
5.00%, 2/12/2029 RON 250,000 65,166
4.75%, 10/11/2034 1,590,000 394,692
459,858
RUSSIA 4.2%
Russian Federation
7.10%, 10/16/2024 RUB 79,739,000 1,164,157
6.90%, 5/23/2029 83,459,000 1,211,628
7.65%, 4/10/2030 41,427,000 631,017
3,006,802
SAUDI ARABIA 1.6%
Kingdom of Saudi Arabia
Reg. S, 3.63%, 3/4/2028 724,000 812,167
Reg. S, 4.63%,
10/4/2047 270,000 347,652
1,159,819
SENEGAL 0.7%
Republic of Senegal, Reg.
S, 4.75%, 3/13/2028 EUR 457,000 516,973
SERBIA 0.6%
Republic of Serbia, 1.50%,
6/26/2029 (a) 358,000 402,729
SOUTH AFRICA 3.5%
Republic of South Africa,
8.25%, 3/31/2032 ZAR 49,183,000 2,500,929
THAILAND 3.3%
Kingdom of Thailand
Reg. S, 1.25%,
3/12/2028 (f) THB 64,324,603 1,958,917
3.78%, 6/25/2032 10,456,000 421,367
2,380,284
UKRAINE 2.5%
Ukraine Government Bond
Reg. S, 7.75%, 9/1/2023 1,298,000 1,346,545
Reg. S, 7.38%,
9/25/2032 466,000 457,156
1,803,701
UNITED ARAB EMIRATES 1.6%
Sharjah Sukuk Program
Ltd., Reg. S, 3.23%,
10/23/2029 680,000 713,429
United Arab Emirates
Government Bond,
3.13%, 4/16/2030 (a) 349,000 393,054
1,106,483

46 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Emerging Markets Debt Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
URUGUAY 1.5%
Oriental Republic of
Uruguay
Reg. S, 8.50%,
3/15/2028 UYU 22,859,000 526,384
4.38%, 12/15/2028 (f) 20,489,928 520,961
1,047,345
UZBEKISTAN 0.4%
Republic of Uzbekistan,
Reg. S, 4.75%,
2/20/2024 287,000 304,952
VENEZUELA, BOLIVARIAN REPUBLIC OF 0.1%
Bolivarian Republic of
Venezuela, Reg. S,
11.75%, 10/21/2026 (d) 445,000 30,483
Total Foreign Government Securities
(cost $51,295,194) 50,631,745
Total Investments
(cost $69,413,564) — 96.1% 68,704,442
Other assets in excess of liabilities — 3.9% 2,804,769
NET ASSETS — 100.0%
$ 71,509,211
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of
these securities at July 31, 2020 was $18,483,213 which
represents 25.85% of net assets.
(b) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate
as of July 31, 2020.
(c) Perpetual Bond Security. The rate reflected in the
Statement of Investments is the rate in effect on July 31,
2020. The maturity date reflects the next call date.
(d) Security in default.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The
rate shown is the rate at July 31, 2020.
(f) Principal amounts are not adjusted for inflation.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Currency:
BRL Brazilian Real
CLP Chilean Peso
COP Colombian Peso
CZK Czech Republic Koruna
DOP Dominican Peso
EUR Euro
HUF Hungarian Forint
IDR Indonesian Rupiah
MXN Mexican Peso
MYR Malaysia Ringgit
PEN Peru Nuevo Sol
RON Romanian Leu
RUB Russia Ruble
THB Thailand Baht
UYU Uruguay Peso Uruguayo
ZAR South Africa Rand

Nationwide Emerging Markets Debt Fund - July 31, 2020 (Unaudited) - Statement of Investments - 47
Forward Foreign Currency Contracts outstanding as of July 31, 2020:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
CLP 134,500,000 USD 172,793 Deutsche Bank Securities, Inc.
**
10/22/2020 4,996
CLP 336,000,000 USD 433,999 HSBC Bank plc
**
10/22/2020 10,143
CZK 68,427,057 USD 2,939,589 Deutsche Bank Securities, Inc. 10/22/2020 132,958
HUF 215,000,000 USD 693,781 Deutsche Bank Securities, Inc. 10/22/2020 41,242
IDR 6,200,000,000 USD 417,340 HSBC Bank plc
**
10/22/2020 3,932
INR 91,240,000 USD 1,200,716 HSBC Bank plc
**
10/22/2020 9,057
MXN 31,200,000 USD 1,380,601 Royal Bank of Canada 10/22/2020 7,151
USD 117,838 EUR 99,000 JPMorgan Chase Bank 10/22/2020 1,022
USD 177,033 EUR 150,000 Royal Bank of Canada 10/22/2020 39
USD 919,050 PEN 3,230,000 Deutsche Bank Securities, Inc.
**
10/22/2020 6,091
USD 1,042,884 PEN 3,650,000 Royal Bank of Canada
**
10/22/2020 11,213
USD 2,300,895 ZAR 38,480,000 Deutsche Bank Securities, Inc. 10/22/2020 69,014
Total unrealized appreciation 296,858
BRL 3,300,000 USD 639,634 Deutsche Bank Securities, Inc.
**
10/22/2020 (8,741)
COP 3,640,000,000 USD 999,951 Royal Bank of Canada
**
10/22/2020 (30,608)
USD 2,013,199 BRL 10,715,000 Royal Bank of Canada
**
10/22/2020 (35,291)
USD 1,214,114 CLP 952,799,999 Deutsche Bank Securities, Inc.
**
10/22/2020 (45,346)
USD 1,215,682 CLP 952,800,000 Royal Bank of Canada
**
10/22/2020 (43,778)
USD 4,911,165 EUR 4,285,592 Deutsche Bank Securities, Inc. 10/22/2020 (145,662)
USD 341,789 EUR 295,000 JPMorgan Chase Bank 10/22/2020 (6,299)
USD 1,062,517 MXN 24,030,000 HSBC Bank plc 10/22/2020 (6,319)
USD 852,497 PLN 3,330,000 HSBC Bank plc 10/22/2020 (37,124)
USD 871,748 THB 27,500,000 HSBC Bank plc 10/22/2020 (9,989)
Total unrealized depreciation (369,157)
Net unrealized depreciation (72,299)
** Non-deliverable forward.
At July 31, 2020, the Fund had $260,000 segregated as collateral for Forward foreign currency contracts.
Currency:
BRL Brazilian real
CLP Chilean peso
COP Colombian peso
CZK Czech koruna
EUR Euro
HUF Hungarian forint
IDR Indonesian rupiah
INR Indian rupee
MXN Mexican peso
PEN Peruvian nuevo sol
PLN Polish zloty
THB Thai baht
USD United States dollar
ZAR South African rand

48 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Emerging Markets Debt Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Emerging Markets Debt Fund - July 31, 2020 (Unaudited) - Statement of Investments - 49
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2020. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.
Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in
connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2020:
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for a dditional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Corporate Bonds $ – $ 18,072,697 $ – $ 18,072,697
Foreign Government Securities – 50,631,745 – 50,631,745
Forward Foreign Currency Contracts – 296,858 – 296,858
Total Assets $ – $ 69,001,300 $ – $ 69,001,300
Liabilities:
Forward Foreign Currency Contracts $ – $ (369,157) $ – $ (369,157)
Total Liabilities $ – $ (369,157) $ – $ (369,157)
Total $ – $ 68,632,143 $ – $ 68,632,143
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Assets: Fair Value
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts $ 296,858
Total $ 296,858
Liabilities:
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts $ (369,157)
Total $ (369,157)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

50 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Global Sustainable Equity Fund
0
Common Stocks 98.0%
Shares Value ($)
AUSTRALIA 1.0%
Commercial Services & Supplies 1.0%
Brambles Ltd. 63,570 491,158
AUSTRIA 0.8%
Banks 0.8%
Erste Group Bank AG 17,726 393,116
BELGIUM 0.8%
Banks 0.8%
KBC Group NV 7,104 407,156
CHINA 2.4%
Chemicals 0.0%
†
Tianhe Chemicals Group Ltd.
*^∞ 2,702,000 0
Insurance 1.4%
Ping An Insurance Group Co.
of China Ltd., Class H 61,000 643,476
Internet & Direct Marketing Retail 1.0%
Prosus NV * 5,227 508,280
1,151,756
DENMARK 2.3%
Biotechnology 1.4%
Genmab A/S * 1,950 669,103
Pharmaceuticals 0.9%
H Lundbeck A/S 11,850 432,699
1,101,802
FINLAND 1.6%
Oil, Gas & Consumable Fuels 1.6%
Neste OYJ 16,711 768,704
GERMANY 3.1%
Auto Components 1.1%
Continental AG 5,436 530,845
Household Products 1.3%
Henkel AG & Co. KGaA
(Preference) 6,149 605,813
Textiles, Apparel & Luxury Goods 0.7%
HUGO BOSS AG 12,655 345,924
1,482,582
INDIA 0.8%
Banks 0.8%
Axis Bank Ltd., GDR Reg. S * 13,981 405,601
INDONESIA 1.0%
Banks 1.0%
Bank Mandiri Persero Tbk . PT 1,200,500 474,442
ITALY 1.3%
Electrical Equipment 1.3%
Prysmian SpA 24,134 618,880
JAPAN 9.3%
Diversified Financial Services 0.8%
ORIX Corp. 35,700 384,180
Diversified Telecommunication Services 0.7%
Nippon Telegraph &
Telephone Corp. 14,400 333,328
Common Stocks
Shares Value ($)
JAPAN
Entertainment 1.0%
Nintendo Co. Ltd. 1,100 482,602
Health Care Equipment & Supplies 0.8%
Hoya Corp. 4,000 394,697
Household Durables 2.5%
Sony Corp. 15,700 1,217,464
Personal Products 1.2%
Kao Corp. 8,000 580,301
Pharmaceuticals 1.6%
Takeda Pharmaceutical Co.
Ltd. 21,559 767,036
Professional Services 0.7%
TechnoPro Holdings, Inc. 6,500 336,029
4,495,637
MEXICO 0.6%
Construction Materials 0.6%
Cemex SAB de CV, ADR 90,200 276,012
NETHERLANDS 2.7%
Food & Staples Retailing 1.8%
Koninklijke Ahold Delhaize
NV 30,119 868,205
Semiconductors & Semiconductor Equipment 0.9%
NXP Semiconductors NV 3,891 457,309
1,325,514
NORWAY 1.4%
Oil, Gas & Consumable Fuels 1.4%
Equinor ASA 47,069 701,220
SOUTH AFRICA 1.0%
Internet & Direct Marketing Retail 1.0%
Naspers Ltd., Class N 2,562 472,182
SWITZERLAND 3.0%
Health Care Equipment & Supplies 1.1%
Alcon, Inc. * 9,095 549,579
Insurance 1.9%
Zurich Insurance Group AG 2,400 887,224
1,436,803
UNITED KINGDOM 11.0%
Chemicals 2.3%
Linde plc 4,385 1,074,807
Diversified Telecommunication Services 1.1%
BT Group plc 423,860 549,970
Electronic Equipment, Instruments & Components 1.3%
Spectris plc 19,298 652,116
Paper & Forest Products 0.7%
Mondi plc 19,307 346,380
Personal Products 1.8%
Unilever NV 14,661 867,812
Pharmaceuticals 1.1%
GlaxoSmithKline plc 26,632 534,815

Nationwide Global Sustainable Equity Fund - July 31, 2020 (Unaudited) - Statement of Investments - 51
Common Stocks
Shares Value ($)
UNITED KINGDOM
Software 1.6%
Sage Group plc (The) 83,129 796,273
Trading Companies & Distributors 1.1%
Ashtead Group plc 16,604 533,663
5,355,836
UNITED STATES 53.9%
Airlines 1.4%
Southwest Airlines Co. 22,642 699,411
Auto Components 1.8%
Aptiv plc 11,077 861,237
Banks 0.6%
Wells Fargo & Co. 11,275 273,532
Biotechnology 1.6%
Incyte Corp. * 3,596 355,141
Mirati Therapeutics, Inc. * 3,425 415,487
770,628
Capital Markets 4.0%
Ameriprise Financial, Inc. 4,352 668,598
S&P Global, Inc. 1,087 380,722
T. Rowe Price Group, Inc. 6,931 957,171
2,006,491
Chemicals 1.9%
Ecolab, Inc. 4,926 921,556
Commercial Services & Supplies 2.4%
Montrose Environmental
Group, Inc. * 29,013 631,033
MSA Safety, Inc. 4,572 541,919
1,172,952
Electronic Equipment, Instruments & Components 1.3%
Trimble, Inc. * 14,373 639,742
Entertainment 1.6%
Electronic Arts, Inc. * 5,367 760,075
Food & Staples Retailing 1.6%
Costco Wholesale Corp. 2,443 795,270
Health Care Equipment & Supplies 1.2%
Hill-Rom Holdings, Inc. 3,036 295,160
Medtronic plc 2,900 279,792
574,952
Health Care Providers & Services 2.7%
Laboratory Corp. of America
Holdings * 1,399 269,895
UnitedHealth Group, Inc. 3,414 1,033,691
1,303,586
Hotels, Restaurants & Leisure 1.3%
Vail Resorts, Inc. 3,211 616,608
Household Durables 0.4%
Mohawk Industries, Inc. * 2,545 203,218
Household Products 1.2%
Procter & Gamble Co. (The) 4,274 560,407
Insurance 1.7%
Marsh & McLennan Cos., Inc. 6,962 811,769
Interactive Media & Services 1.3%
Twitter, Inc. * 17,979 654,436
Common Stocks
Shares Value ($)
UNITED STATES
Internet & Direct Marketing Retail 4.2%
Amazon.com, Inc. * 662 2,095,018
IT Services 2.3%
LiveRamp Holdings, Inc. * 7,637 348,018
Visa, Inc., Class A 4,077 776,261
1,124,279
Life Sciences Tools & Services 2.1%
Bio-Rad Laboratories, Inc.,
Class A * 1,907 1,000,965
Machinery 2.6%
AGCO Corp. 8,850 580,826
Ingersoll Rand, Inc. * 21,251 671,319
1,252,145
Oil, Gas & Consumable Fuels 1.1%
Hess Corp. 10,861 534,470
Pharmaceuticals 0.7%
Eli Lilly & Co. 2,201 330,788
Semiconductors & Semiconductor Equipment 2.6%
Micron Technology, Inc. * 10,262 513,665
ON Semiconductor Corp. * 19,435 400,361
Universal Display Corp. 1,921 335,118
1,249,144
Software 5.7%
Microsoft Corp. 9,089 1,863,336
PTC, Inc. * 5,397 461,767
VMware, Inc., Class A *(a) 3,345 469,002
2,794,105
Specialty Retail 3.8%
Lowe's Cos., Inc. 5,938 884,228
TJX Cos., Inc. (The) 18,576 965,766
1,849,994
Technology Hardware, Storage & Peripherals 0.8%
Western Digital Corp. 8,857 381,737
26,238,515
Total Common Stocks
(cost $37,899,340) 47,596,916
Short-Term Investment 0.9%
Shares Value ($)
Money Market Fund 0.9%
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class, 0.09%(b)(c) 421,860 421,860
Total Short-Term Investment
(cost  $421,860) 421,860

52 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Global Sustainable Equity Fund
Repurchase Agreement 0.1%
Principal
Amount ($) Value ($)
BNP Paribas Securities
Corp., 0.07%, dated
7/31/2020, due 8/3/2020,
repurchase price
$47,400, collateralized
by U.S. Treasury
Note, 1.50%, maturing
8/15/2026; total market
value $48,642.(c) 47,399 47,399
Total Repurchase Agreement
(cost $47,399) 47,399
Total Investments
(cost $38,368,599)   — 99.0% 48,066,175
Other assets in excess of liabilities — 1.0% 500,491
NET ASSETS — 100.0%
$ 48,566,666
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at July 31,
2020. The total value of securities on loan at July 31, 2020 was $464,235, which was collateralized by cash used to
purchase a money market fund and a repurchase agreement
with a value of $421,860 and $47,399, respectively, a total
value of $469,259.
(b) Represents 7-day effective yield as of July 31, 2020.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2020 was $469,259.
ADR American Depositary Receipt
GDR Global Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

Nationwide Global Sustainable Equity Fund - July 31, 2020 (Unaudited) - Statement of Investments - 53
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

54 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Global Sustainable Equity Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Airlines $ 699,411 $ – $ – $ 699,411
Auto Components 861,237 530,845 – 1,392,082
Banks 273,532 1,680,315 – 1,953,847
Biotechnology 770,628 669,103 – 1,439,731
Capital Markets 2,006,491 – – 2,006,491
Chemicals 1,996,363 – – 1,996,363
Commercial Services & Supplies 1,172,952 491,158 – 1,664,110
Construction Materials 276,012 – – 276,012
Diversified Financial Services – 384,180 – 384,180
Diversified Telecommunication Services – 883,298 – 883,298
Electrical Equipment – 618,880 – 618,880
Electronic Equipment, Instruments &
Components 639,742 652,116 – 1,291,858
Entertainment 760,075 482,602 – 1,242,677
Food & Staples Retailing 795,270 868,205 – 1,663,475
Health Care Equipment & Supplies 574,952 944,276 – 1,519,228
Health Care Providers & Services 1,303,586 – – 1,303,586
Hotels, Restaurants & Leisure 616,608 – – 616,608
Household Durables 203,218 1,217,464 – 1,420,682
Household Products 560,407 605,813 – 1,166,220
Insurance 811,769 1,530,700 – 2,342,469
Interactive Media & Services 654,436 – – 654,436
Internet & Direct Marketing Retail 2,095,018 980,462 – 3,075,480
IT Services 1,124,279 – – 1,124,279
Life Sciences Tools & Services 1,000,965 – – 1,000,965
Machinery 1,252,145 – – 1,252,145
Oil, Gas & Consumable Fuels 534,470 1,469,924 – 2,004,394
Paper & Forest Products – 346,380 – 346,380
Personal Products – 1,448,113 – 1,448,113
Pharmaceuticals 330,788 1,734,550 – 2,065,338
Professional Services – 336,029 – 336,029
Semiconductors & Semiconductor
Equipment 1,706,453 – – 1,706,453
Software 2,794,105 796,273 – 3,590,378
Specialty Retail 1,849,994 – – 1,849,994
Technology Hardware, Storage &
Peripherals 381,737 – – 381,737
Textiles, Apparel & Luxury Goods – 345,924 – 345,924
Trading Companies & Distributors – 533,663 – 533,663
Total Common Stocks $ 28,046,643 $ 19,550,273 $ – $ 47,596,916
Repurchase Agreement – 47,399 – 47,399
Short-Term Investment 421,860 – – 421,860
Total $ 28,468,503 $ 19,597,672 $ – $ 48,066,175
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the period ended July 31, 2020, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

Nationwide Global Sustainable Equity Fund - July 31, 2020 (Unaudited) - Statement of Investments - 55
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
Transfers into or out of Level 3 are generally due to a change in market value methodology.
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Common
Stocks Total
Balance as of 10/31/2019 $ — $—
Accrued Accretion/
(Amortization) — —
Realized Gains (Losses) — —
Purchases 645,387 645,387
Sales (645,387) (645,387)
Change in Unrealized
Appreciation/
Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 7/31/2020 $ — $—
Change in Unrealized
Appreciation/
Depreciation for
Investments Still held as
of 7/31/2020 $ (645,387) $(645,387)
Amounts designated as "−" are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

56 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks 97.1%
Shares Value ($)
AUSTRALIA 5.1%
Chemicals 0.2%
Nufarm Ltd. * 340,956 978,684
Containers & Packaging 0.4%
Orora Ltd. 1,151,790 1,891,622
Diversified Financial Services 0.0%
†
Challenger Ltd. 6,831 21,295
Insurance 0.7%
AUB Group Ltd. 416,030 3,883,828
IT Services 1.0%
NEXTDC Ltd. * 602,328 4,915,754
Tyro Payments Ltd. * 190,131 469,285
5,385,039
Metals & Mining 1.2%
Evolution Mining Ltd. 357,153 1,508,400
Mineral Resources Ltd. 79,842 1,467,451
Northern Star Resources Ltd. 288,727 3,219,616
6,195,467
Oil, Gas & Consumable Fuels 0.3%
Beach Energy Ltd. 559,681 565,097
Karoon Energy Ltd. * 1,088,417 558,671
Whitehaven Coal Ltd. 442,688 437,673
1,561,441
Software 0.4%
Altium Ltd. 61,191 1,441,746
Bravura Solutions Ltd. 217,777 653,079
2,094,825
Trading Companies & Distributors 0.3%
Seven Group Holdings Ltd.
(a) 114,168 1,387,377
Transportation Infrastructure 0.6%
Atlas Arteria Ltd. 332,516 1,574,405
Qube Holdings Ltd. 779,270 1,525,989
3,100,394
26,499,972
AUSTRIA 0.6%
Banks 0.5%
BAWAG Group AG Reg. S (b) 70,183 2,578,601
Construction Materials 0.1%
Wienerberger AG * 26,314 602,032
3,180,633
BRAZIL 1.8%
Chemicals 0.2%
Braskem SA (Preference),
Class A 218,500 954,999
IT Services 1.3%
Locaweb Servicos de Internet
SA Reg. S *(b) 211,900 1,945,732
Pagseguro Digital Ltd., Class
A * 21,168 809,253
StoneCo Ltd., Class A *(a) 93,745 4,472,574
7,227,559
Software 0.2%
TOTVS SA 203,800 1,009,126
Common Stocks
Shares Value ($)
BRAZIL
Water Utilities 0.1%
Cia de Saneamento do
Parana * 67,500 396,598
9,588,282
CANADA 0.3%
Chemicals 0.2%
EcoSynthetix , Inc. * 573,923 989,781
Metals & Mining 0.1%
ERO Copper Corp. * 57,609 693,312
1,683,093
CHINA 4.7%
Air Freight & Logistics 0.3%
Kerry Logistics Network Ltd. 1,100,500 1,804,755
Auto Components 0.5%
Minth Group Ltd. 479,406 1,430,094
Nexteer Automotive Group
Ltd. (a) 1,529,000 970,710
2,400,804
Automobiles 0.3%
Niu Technologies, ADR * 64,126 1,347,929
Biotechnology 0.6%
Zai Lab Ltd., ADR * 43,052 3,276,688
Chemicals 0.4%
Sinopec Shanghai
Petrochemical Co. Ltd.,
Class H 9,110,000 2,035,477
Containers & Packaging 0.2%
AMVIG Holdings Ltd. 5,410,275 933,052
Electronic Equipment, Instruments & Components 0.4%
Kingboard Holdings Ltd. 802,164 2,346,394
Independent Power and Renewable Electricity Producers
0.4%
China Longyuan Power
Group Corp. Ltd., Class H 2,811,245 2,015,009
Interactive Media & Services 0.2%
Tongdao Liepin Group Reg.
S * 355,000 827,518
Machinery 0.6%
Airtac International Group 85,822 1,785,313
Precision Tsugami China
Corp. Ltd. Reg. S 1,267,000 1,160,691
2,946,004
Media 0.0%
†
China Literature Ltd. Reg. S
*(b) 18,400 119,969
Professional Services 0.2%
51job, Inc., ADR * 16,232 1,101,828
Software 0.6%
Kingdee International
Software Group Co. Ltd. * 1,228,372 3,418,633
24,574,060

Nationwide International Small Cap Fund - July 31, 2020 (Unaudited) - Statement of Investments - 57
Common Stocks
Shares Value ($)
COLOMBIA 0.2%
Oil, Gas & Consumable Fuels 0.2%
Canacol Energy Ltd. 332,297 870,777
DENMARK 2.9%
Banks 0.4%
Sydbank A/S * 96,863 1,845,867
Beverages 0.2%
Royal Unibrew A/S * 11,088 1,125,112
Biotechnology 0.9%
Ascendis Pharma A/S, ADR * 23,712 3,263,009
Zealand Pharma A/S * 35,293 1,226,804
4,489,813
Building Products 0.7%
ROCKWOOL International
A/S, Class B 11,673 3,814,610
Software 0.7%
Netcompany Group A/S Reg.
S *(b) 37,926 2,737,124
SimCorp A/S 9,418 1,102,332
3,839,456
15,114,858
EGYPT 0.3%
Metals & Mining 0.3%
Centamin plc 646,841 1,726,849
FAROE ISLANDS 0.1%
Food Products 0.1%
Bakkafrost P/F 11,291 687,716
FINLAND 1.1%
Chemicals 0.2%
Kemira OYJ 90,106 1,203,702
Machinery 0.2%
Cargotec OYJ, Class B 29,989 898,042
Real Estate Management & Development 0.7%
Kojamo OYJ 140,605 3,502,620
5,604,364
FRANCE 5.4%
Airlines 0.1%
Air France-KLM *(a) 96,327 399,336
Gas Utilities 0.7%
Rubis SCA 81,915 3,870,922
Hotels, Restaurants & Leisure 0.7%
Elior Group SA Reg. S (b) 628,395 3,497,406
Household Durables 0.9%
Kaufman & Broad SA 105,548 4,544,272
Media 1.2%
Criteo SA, ADR * 162,727 2,227,733
JCDecaux SA * 265,021 4,470,755
6,698,488
Real Estate Management & Development 0.6%
Nexity SA 92,709 3,163,253
Semiconductors & Semiconductor Equipment 0.3%
SOITEC * 14,876 1,755,975
Common Stocks
Shares Value ($)
FRANCE
Specialty Retail 0.9%
Maisons du Monde SA Reg.
S *(a)(b) 295,276 4,484,373
28,414,025
GERMANY 3.2%
Health Care Equipment & Supplies 1.0%
STRATEC SE 42,162 4,939,483
Industrial Conglomerates 0.4%
Rheinmetall AG 23,510 2,227,092
Life Sciences Tools & Services 0.8%
Gerresheimer AG 38,629 4,441,064
Metals & Mining 0.3%
Aurubis AG 21,102 1,410,112
Professional Services 0.3%
Bertrandt AG (a) 42,928 1,594,053
Road & Rail 0.1%
Sixt SE *(a) 9,417 706,208
Semiconductors & Semiconductor Equipment 0.3%
Siltronic AG 17,527 1,576,106
16,894,118
GHANA 0.1%
Oil, Gas & Consumable Fuels 0.1%
Kosmos Energy Ltd. 154,355 248,512
Tullow Oil plc (a) 766,390 254,326
502,838
GREECE 0.4%
Diversified Telecommunication Services 0.4%
Hellenic Telecommunications
Organization SA 141,868 2,088,713
HONG KONG 1.3%
Banks 0.4%
Dah Sing Financial Holdings
Ltd. 672,800 1,859,788
IT Services 0.6%
SUNeVision Holdings Ltd. (a) 5,043,611 3,786,318
Machinery 0.1%
Singamas Container Holdings
Ltd. (a) 9,523,427 442,750
Pharmaceuticals 0.2%
Hutchison China MediTech
Ltd., ADR * 34,199 927,477
7,016,333
ICELAND 0.3%
Machinery 0.3%
Marel HF Reg. S (b) 342,967 1,797,884
INDIA 0.0%
†
Auto Components 0.0%
†
Tube Investments of India
Ltd. 16,536 112,869
INDONESIA 0.1%
Diversified Telecommunication Services 0.1%
Link Net Tbk . PT 3,842,635 501,550

58 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
IRELAND 0.9%
Containers & Packaging 0.9%
Smurfit Kappa Group plc 141,573 4,775,034
ISRAEL 1.8%
IT Services 1.8%
Wix.com Ltd. * 31,467 9,140,535
Oil, Gas & Consumable Fuels 0.0%
†
Delek Group Ltd. * 5,762 125,199
9,265,734
ITALY 5.7%
Automobiles 0.3%
Piaggio & C SpA (a) 470,465 1,316,902
Banks 0.5%
Credito Emiliano SpA * 173,526 887,608
Credito Valtellinese SpA * 215,588 1,575,906
2,463,514
Capital Markets 0.5%
Banca Generali SpA 92,407 2,758,413
Construction Materials 0.3%
Buzzi Unicem SpA 68,049 1,551,178
Diversified Financial Services 0.7%
Cerved Group SpA * 465,465 3,851,429
Diversified Telecommunication Services 0.8%
Infrastrutture Wireless Italiane
SpA Reg. S (b) 450,542 4,561,387
Gas Utilities 0.8%
Italgas SpA 617,010 3,968,503
Hotels, Restaurants & Leisure 0.4%
Autogrill SpA * 435,888 2,084,210
Machinery 0.6%
Interpump Group SpA 95,475 3,126,956
Textiles, Apparel & Luxury Goods 0.7%
Brunello Cucinelli SpA *(a) 35,785 1,038,848
OVS SpA Reg. S *(a)(b) 1,246,693 1,349,286
Salvatore Ferragamo SpA
*(a) 111,442 1,504,885
3,893,019
Transportation Infrastructure 0.1%
Enav SpA Reg. S (b) 68,732 281,512
29,857,023
JAPAN 19.3%
Auto Components 0.4%
Musashi Seimitsu Industry
Co. Ltd. 94,000 700,899
TPR Co. Ltd. 57,000 694,204
Unipres Corp. 59,600 445,928
1,841,031
Banks 0.7%
Bank of Kyoto Ltd. (The) 37,816 1,393,849
San-In Godo Bank Ltd. (The) 238,700 1,116,149
Shiga Bank Ltd. (The) 63,700 1,389,464
3,899,462
Beverages 0.4%
Ito En Ltd. 37,900 2,233,954
Common Stocks
Shares Value ($)
JAPAN
Building Products 0.2%
Nitto Boseki Co. Ltd. 26,000 1,224,326
Capital Markets 0.6%
Ichiyoshi Securities Co. Ltd. 242,100 879,370
Jafco Co. Ltd. 66,600 2,371,512
3,250,882
Chemicals 0.9%
JSR Corp. 140,607 3,025,427
Tokyo Ohka Kogyo Co. Ltd. 27,830 1,461,248
4,486,675
Commercial Services & Supplies 0.1%
Raksul , Inc. * 15,450 427,082
Diversified Financial Services 0.3%
Mitsubishi UFJ Lease &
Finance Co. Ltd. 315,000 1,329,628
Electrical Equipment 0.2%
Ushio, Inc. 70,800 827,806
Electronic Equipment, Instruments & Components 0.4%
Taiyo Yuden Co. Ltd. (a) 61,480 1,950,975
Entertainment 0.0%
†
Square Enix Holdings Co.
Ltd. 4,600 245,410
Equity Real Estate Investment Trusts (REITs) 2.6%
Comforia Residential REIT,
Inc. 1,750 5,489,991
Ichigo Office REIT Investment
Corp. 3,906 2,573,045
Nippon Accommodations
Fund, Inc. 899 5,809,953
13,872,989
Food & Staples Retailing 0.5%
Kobe Bussan Co. Ltd. 43,300 2,662,583
Food Products 0.8%
Itoham Yonekyu Holdings,
Inc. 237,700 1,432,750
Nichirei Corp. 96,100 2,722,480
4,155,230
Health Care Equipment & Supplies 0.7%
Asahi Intecc Co. Ltd. 101,600 2,833,165
Jeol Ltd. 20,800 579,893
3,413,058
Insurance 0.8%
Lifenet Insurance Co. *(a) 337,100 4,102,984
Interactive Media & Services 0.7%
Dip Corp. 184,100 3,498,267
giftee , Inc. *(a) 21,500 372,388
3,870,655
IT Services 1.2%
Comture Corp. 24,540 650,193
GMO Payment Gateway, Inc. 36,546 3,827,691
NET One Systems Co. Ltd. 32,010 1,257,705
TechMatrix Corp. 22,400 388,323
6,123,912
Machinery 0.8%
Amada Co. Ltd. 300,500 2,036,973
MINEBEA MITSUMI, Inc. 59,700 986,620

Nationwide International Small Cap Fund - July 31, 2020 (Unaudited) - Statement of Investments - 59
Common Stocks
Shares Value ($)
JAPAN
Machinery
THK Co. Ltd. 59,100 1,378,777
4,402,370
Media 0.9%
CyberAgent , Inc. 5,143 290,885
Hakuhodo DY Holdings, Inc. 270,154 2,986,812
Nippon Television Holdings,
Inc. 138,273 1,501,281
4,778,978
Personal Products 0.4%
Fancl Corp. 80,500 2,322,021
Professional Services 0.2%
SMS Co. Ltd. 33,300 824,513
Real Estate Management & Development 1.4%
Ichigo , Inc. 855,000 2,024,068
Katitas Co. Ltd. 95,700 2,182,870
Tokyo Tatemono Co. Ltd. 278,800 3,012,822
7,219,760
Road & Rail 1.0%
Sankyu, Inc. 29,800 1,036,417
Seino Holdings Co. Ltd. 200,745 2,479,189
Senko Group Holdings Co.
Ltd. 256,400 1,908,727
5,424,333
Semiconductors & Semiconductor Equipment 0.8%
Lasertec Corp. 24,703 2,192,419
SUMCO Corp. 62,800 970,458
Tri Chemical Laboratories,
Inc. 8,000 792,070
3,954,947
Software 0.6%
Freee KK * 19,500 885,732
Rakus Co. Ltd. 29,433 688,498
Sansan , Inc. * 19,055 945,040
TeamSpirit , Inc. *(a) 24,200 412,075
2,931,345
Textiles, Apparel & Luxury Goods 0.8%
Asics Corp. (a) 386,800 4,330,369
Transportation Infrastructure 0.9%
Japan Airport Terminal Co.
Ltd. 94,400 3,278,356
Mitsubishi Logistics Corp. 51,500 1,389,723
4,668,079
100,775,357
JERSEY 0.5%
Capital Markets 0.5%
Sanne Group plc 337,329 2,798,831
KAZAKHSTAN 0.5%
Metals & Mining 0.2%
KAZ Minerals plc 169,172 1,197,903
Oil, Gas & Consumable Fuels 0.3%
NAC Kazatomprom JSC,
GDR Reg. S 86,945 1,260,680
2,458,583
Common Stocks
Shares Value ($)
LUXEMBOURG 0.2%
Banks 0.2%
Addiko Bank AG * 132,893 975,680
MALAYSIA 0.2%
Electronic Equipment, Instruments & Components 0.2%
Inari Amertron Bhd. 1,656,200 835,525
MEXICO 0.6%
Chemicals 0.6%
Alpek SAB de CV 2,079,527 1,636,150
Orbia Advance Corp. SAB
de CV 953,364 1,509,618
3,145,768
NETHERLANDS 3.6%
Banks 0.3%
Van Lanschot Kempen NV,
CVA 90,605 1,571,799
Biotechnology 0.8%
Argenx SE, ADR * 9,413 2,166,214
Argenx SE * 3,456 784,074
Merus NV * 49,641 679,585
ProQR Therapeutics NV * 134,617 695,970
4,325,843
Chemicals 0.4%
Corbion NV 56,191 2,166,783
Construction & Engineering 0.2%
Boskalis Westminster *(a) 60,325 1,140,775
Hotels, Restaurants & Leisure 0.2%
DP Eurasia NV Reg. S *(a)(b) 2,218,775 1,132,687
Semiconductors & Semiconductor Equipment 0.7%
ASM International NV 13,545 2,057,256
BE Semiconductor Industries
NV 30,673 1,362,204
3,419,460
Trading Companies & Distributors 1.0%
IMCD NV 50,850 5,272,694
19,030,041
NEW ZEALAND 0.8%
Equity Real Estate Investment Trusts (REITs) 0.6%
Kiwi Property Group Ltd. 3,771,301 2,679,212
Oil, Gas & Consumable Fuels 0.1%
New Zealand Refining Co.
Ltd. (The) 1,612,121 759,565
Software 0.1%
Xero Ltd. * 9,294 599,053
4,037,830
NORWAY 0.5%
Energy Equipment & Services 0.2%
Aker Solutions ASA Reg. S
*(a) 591,664 958,616
Food Products 0.3%
Salmar ASA * 38,353 1,829,112
2,787,728

60 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
PHILIPPINES 0.2%
Hotels, Restaurants & Leisure 0.2%
Bloomberry Resorts Corp. 7,749,500 994,878
RUSSIA 0.1%
Interactive Media & Services 0.1%
Mail.Ru Group Ltd., GDR
Reg. S * 20,471 541,529
SINGAPORE 1.8%
Diversified Telecommunication Services 0.2%
NetLink NBN Trust Reg. S 1,310,700 914,840
Equity Real Estate Investment Trusts (REITs) 1.1%
Frasers Centrepoint Trust 993,600 1,738,265
Mapletree Industrial Trust 1,671,000 3,997,183
5,735,448
Real Estate Management & Development 0.5%
City Developments Ltd. 455,500 2,679,800
9,330,088
SOUTH AFRICA 0.0%
†
Construction Materials 0.0%
†
PPC Ltd. * 4,049,506 184,814
Containers & Packaging 0.0%
†
Nampak Ltd. * 96,695 6,563
191,377
SOUTH KOREA 0.9%
Auto Components 0.3%
Hankook Tire & Technology
Co. Ltd. 41,081 899,714
S&T Motiv Co. Ltd. 31,235 1,178,940
2,078,654
Diversified Telecommunication Services 0.2%
LG Uplus Corp. 120,040 1,155,832
Entertainment 0.1%
Com2uSCorp 3,613 367,885
Semiconductors & Semiconductor Equipment 0.2%
Koh Young Technology, Inc. 11,088 910,935
Software 0.1%
Douzone Bizon Co. Ltd. 4,507 396,327
4,909,633
SPAIN 1.9%
Banks 0.2%
Unicaja Banco SA Reg. S *(b) 1,955,697 1,090,668
Equity Real Estate Investment Trusts (REITs) 0.3%
Arima Real Estate SOCIMI
SA * 147,922 1,552,402
Food Products 0.9%
Ebro Foods SA 94,966 2,128,752
Viscofan SA 38,905 2,853,649
4,982,401
Hotels, Restaurants & Leisure 0.5%
Melia Hotels International SA
*(a) 636,522 2,358,149
9,983,620
Common Stocks
Shares Value ($)
SWEDEN 5.4%
Aerospace & Defense 0.3%
Saab AB, Class B *(a) 42,372 1,365,135
Construction & Engineering 0.2%
Sweco AB, Class B 15,162 869,617
Containers & Packaging 0.3%
BillerudKorsnas AB 111,349 1,781,467
Entertainment 0.8%
Embracer Group AB * 266,019 4,269,049
Hotels, Restaurants & Leisure 0.5%
SkiStar AB 224,430 2,609,467
Leisure Products 0.6%
Thule Group AB Reg. S (b) 112,024 3,332,637
Machinery 0.8%
Trelleborg AB, Class B * 284,078 4,407,625
Real Estate Management & Development 1.7%
Catena AB 140,698 5,786,315
Fastighets AB Balder, Class
B * 67,300 2,780,567
8,566,882
Trading Companies & Distributors 0.2%
Indutrade AB * 23,597 1,196,388
28,398,267
SWITZERLAND 3.5%
Consumer Finance 0.5%
Cembra Money Bank AG 21,742 2,383,649
Life Sciences Tools & Services 1.7%
Tecan Group AG (Registered) 21,694 9,125,188
Machinery 1.0%
OC Oerlikon Corp. AG
(Registered) 224,944 1,880,492
VAT Group AG Reg. S *(b) 18,442 3,518,579
5,399,071
Specialty Retail 0.3%
Dufry AG (Registered) * 57,942 1,480,004
18,387,912
TAIWAN 3.7%
Communications Equipment 0.2%
Accton Technology Corp. 166,853 1,299,784
Electronic Equipment, Instruments & Components 0.5%
Chroma ATE, Inc. 190,209 1,070,223
Genius Electronic Optical Co.
Ltd. 30,000 696,171
ITEQ Corp. 229,389 1,042,661
2,809,055
Industrial Conglomerates 0.3%
Far Eastern New Century
Corp. 1,896,115 1,659,470
Semiconductors & Semiconductor Equipment 2.7%
Advanced Wireless
Semiconductor Co. 275,543 916,162
Alchip Technologies Ltd. 49,000 1,012,941
ASMedia Technology, Inc. 15,687 992,527
Formosa Sumco Technology
Corp. 415,009 1,831,966

Nationwide International Small Cap Fund - July 31, 2020 (Unaudited) - Statement of Investments - 61
Common Stocks
Shares Value ($)
TAIWAN
Semiconductors & Semiconductor Equipment
Globalwafers Co. Ltd. 186,661 2,665,942
LandMark Optoelectronics
Corp. 59,000 525,655
Parade Technologies Ltd. 23,700 1,033,419
Realtek Semiconductor Corp.
* 197,729 2,505,646
RichWave Technology Corp. 74,000 673,098
Sino-American Silicon
Products, Inc. 479,000 1,591,006
13,748,362
19,516,671
THAILAND 0.2%
Marine 0.2%
Precious Shipping PCL * 5,948,700 1,023,683
UKRAINE 0.1%
Metals & Mining 0.1%
Ferrexpo plc 197,273 459,313
UNITED ARAB EMIRATES 1.0%
Health Care Providers & Services 0.0%
†
NMC Health plc *∞ 85,922 19,210
IT Services 1.0%
Network International
Holdings plc Reg. S *(b) 940,345 5,005,336
5,024,546
UNITED KINGDOM 14.9%
Aerospace & Defense 0.4%
Meggitt plc 192,881 684,054
QinetiQ Group plc 157,925 634,953
Ultra Electronics Holdings plc 19,282 603,504
1,922,511
Biotechnology 1.4%
Abcam plc 429,440 7,224,760
Capital Markets 1.8%
AJ Bell plc 286,588 1,628,847
Intermediate Capital Group
plc 332,610 5,903,005
Ninety One plc * 509,704 1,455,256
8,987,108
Chemicals 0.3%
Synthomer plc 381,226 1,455,429
Construction & Engineering 0.2%
Balfour Beatty plc 181,419 572,881
John Laing Group plc Reg.
S (b) 124,640 484,833
1,057,714
Electronic Equipment, Instruments & Components 0.8%
Spectris plc 128,481 4,341,614
Equity Real Estate Investment Trusts (REITs) 1.3%
Safestore Holdings plc 392,892 3,944,022
UNITE Group plc (The) 234,123 2,890,603
6,834,625
Food Products 0.9%
Cranswick plc 54,583 2,565,778
Tate & Lyle plc 267,314 2,280,807
4,846,585
Common Stocks
Shares Value ($)
UNITED KINGDOM
Hotels, Restaurants & Leisure 1.1%
Domino's Pizza Group plc 313,879 1,311,446
Restaurant Group plc (The) 3,676,842 2,138,251
SSP Group plc 859,343 2,324,722
5,774,419
Household Durables 0.1%
Berkeley Group Holdings plc 12,087 708,430
Insurance 1.6%
Beazley plc 668,620 3,671,314
Direct Line Insurance Group
plc 531,578 2,072,573
Lancashire Holdings Ltd. 214,452 2,183,051
7,926,938
Internet & Direct Marketing Retail 0.3%
Trainline plc Reg. S *(b) 252,939 1,362,028
IT Services 0.5%
Softcat plc 172,941 2,868,314
Life Sciences Tools & Services 0.3%
Horizon Discovery Group
plc * 1,362,006 1,742,837
Machinery 0.9%
Rotork plc 1,308,331 4,820,590
Media 0.1%
Hyve Group plc 696,715 732,343
Multiline Retail 0.7%
B&M European Value Retail
SA 580,906 3,536,174
Oil, Gas & Consumable Fuels 0.1%
Cairn Energy plc * 417,177 652,755
Professional Services 0.7%
Clarivate plc * 141,829 3,921,572
Real Estate Management & Development 0.5%
Grainger plc 733,556 2,800,907
Road & Rail 0.4%
Firstgroup plc * 1,135,343 529,250
Go-Ahead Group plc (The) 63,465 515,411
National Express Group plc 466,662 931,931
1,976,592
Trading Companies & Distributors 0.2%
Grafton Group plc 52,482 444,380
Travis Perkins plc 50,193 733,114
1,177,494
Transportation Infrastructure 0.3%
Signature Aviation plc 433,767 1,341,878
78,013,617
UNITED STATES 0.9%
Biotechnology 0.3%
UroGen Pharma Ltd. *(a) 64,948 1,434,701
Building Products 0.4%
Caesarstone Ltd. 116,721 1,338,791
Reliance Worldwide Corp.
Ltd. 461,895 888,695
2,227,486

62 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
UNITED STATES
Semiconductors & Semiconductor Equipment 0.2%
ACM Research, Inc., Class
A * 9,895 949,326
4,611,513
Total Common Stocks
(cost $485,549,136) 508,988,715
Exchange Traded Fund 1.5%
UNITED STATES 1.5%
iShares MSCI EAFE Small-
Cap ETF (a) 142,562 7,849,464
Total Exchange Traded Fund
(cost $6,978,052) 7,849,464
Rights 0.0%
†
Number of
Rights
CANADA 0.0%
†
Biotechnology 0.0%
†
Clementia Pharmaceuticals,
Inc., CVR*∞ 16,268 17,407
Total Rights
(cost $–) 17,407
Short-Term Investment 2.3%
Shares
Money Market Fund 2.3%
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class, 0.09%(c)(d) 11,823,124 11,823,124
Total Short-Term Investment
(cost  $11,823,124) 11,823,124
Repurchase Agreement 0.3%
Principal
Amount ($)
BNP Paribas Securities
Corp., 0.07%, dated
7/31/2020, due
8/3/2020, repurchase
price $1,328,435,
collateralized by U.S.
Treasury Note, 1.50%,
maturing 8/15/2026; total
market value $1,363,257.
(d) 1,328,427 1,328,427
Total Repurchase Agreement
(cost $1,328,427) 1,328,427
Total Investments
(cost $505,678,739)   — 101.2% 530,007,137
Liabilities in excess of other assets
— (1.2)% (6,084,139)
NET ASSETS — 100.0%
$ 523,922,998
* Denotes a non-income producing security.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at July
31, 2020. The total value of securities on loan at July 31,
2020 was $19,627,136, which was collateralized by cash
used to purchase a money market fund and a repurchase
agreement with a value of $11,823,124 and $1,328,427,
respectively, and by $7,891,651 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 4.50%, and maturity dates ranging
from 8/31/2020 – 11/15/2048; total value of $21,043,202.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of
these securities at July 31, 2020 was $39,280,042 which
represents 7.50% of net assets.
(c) Represents 7-day effective yield as of July 31, 2020.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2020 was $13,151,551.
ADR American Depositary Receipt
CVA Dutch Certification
CVR Contingent Value Rights
ETF Exchange Traded Fund
GDR Global Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
SOCIMI Real Estate Investment Trust

Nationwide International Small Cap Fund - July 31, 2020 (Unaudited) - Statement of Investments - 63
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 3,287,646 $ – $ 3,287,646
Air Freight & Logistics – 1,804,755 – 1,804,755
Airlines – 399,336 – 399,336

64 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide International Small Cap Fund
Level 1 Level 2 Level 3 Total
Assets:
Auto Components $ – $ 6,433,358 $ – $ 6,433,358
Automobiles 1,347,929 1,316,902 – 2,664,831
Banks – 16,285,379 – 16,285,379
Beverages – 3,359,066 – 3,359,066
Biotechnology 12,300,241 8,451,564 – 20,751,805
Building Products 1,338,791 5,927,631 – 7,266,422
Capital Markets – 17,795,234 – 17,795,234
Chemicals 5,090,548 12,326,750 – 17,417,298
Commercial Services & Supplies – 427,082 – 427,082
Communications Equipment – 1,299,784 – 1,299,784
Construction & Engineering – 3,068,106 – 3,068,106
Construction Materials – 2,338,024 – 2,338,024
Consumer Finance – 2,383,649 – 2,383,649
Containers & Packaging – 9,387,738 – 9,387,738
Diversified Financial Services – 5,202,352 – 5,202,352
Diversified Telecommunication Services – 9,222,322 – 9,222,322
Electrical Equipment – 827,806 – 827,806
Electronic Equipment, Instruments &
Components – 12,283,563 – 12,283,563
Energy Equipment & Services – 958,616 – 958,616
Entertainment – 4,882,344 – 4,882,344
Equity Real Estate Investment Trusts
(REITs) – 30,674,676 – 30,674,676
Food & Staples Retailing – 2,662,583 – 2,662,583
Food Products – 16,501,044 – 16,501,044
Gas Utilities – 7,839,425 – 7,839,425
Health Care Equipment & Supplies – 8,352,541 – 8,352,541
Health Care Providers & Services – 19,210 – 19,210
Hotels, Restaurants & Leisure – 18,451,216 – 18,451,216
Household Durables – 5,252,702 – 5,252,702
Independent Power and Renewable
Electricity Producers – 2,015,009 – 2,015,009
Industrial Conglomerates – 3,886,562 – 3,886,562
Insurance – 15,913,750 – 15,913,750
Interactive Media & Services – 5,239,702 – 5,239,702
Internet & Direct Marketing Retail – 1,362,028 – 1,362,028
IT Services 16,368,094 23,168,919 – 39,537,013
Leisure Products – 3,332,637 – 3,332,637
Life Sciences Tools & Services – 15,309,089 – 15,309,089
Machinery 1,160,691 27,080,601 – 28,241,292
Marine – 1,023,683 – 1,023,683
Media 2,227,733 10,102,045 – 12,329,778
Metals & Mining 693,312 10,989,644 – 11,682,956
Multiline Retail – 3,536,174 – 3,536,174
Oil, Gas & Consumable Fuels 1,119,289 4,613,966 – 5,733,255
Personal Products – 2,322,021 – 2,322,021
Pharmaceuticals 927,477 – – 927,477
Professional Services 5,023,400 2,418,566 – 7,441,966
Real Estate Management & Development – 27,933,222 – 27,933,222
Road & Rail – 8,107,133 – 8,107,133
Semiconductors & Semiconductor
Equipment 949,326 25,365,785 – 26,315,111
Software 1,009,126 13,279,639 – 14,288,765
Specialty Retail – 5,964,377 – 5,964,377
Textiles, Apparel & Luxury Goods – 8,223,388 – 8,223,388
Trading Companies & Distributors – 9,033,953 – 9,033,953
Transportation Infrastructure – 9,391,863 – 9,391,863
Water Utilities 396,598 – – 396,598
Total Common Stocks $ 49,952,555 $ 459,036,160 $ – $ 508,988,715
Exchange Traded Fund 7,849,464 – – 7,849,464
Repurchase Agreement – 1,328,427 – 1,328,427

Nationwide International Small Cap Fund - July 31, 2020 (Unaudited) - Statement of Investments - 65
Level 1 Level 2 Level 3 Total
Assets:
Right $ – $ 17,407 $ – $ 17,407
Short-Term Investment 11,823,124 – – 11,823,124
Total $ 69,625,143 $ 460,381,994 $ – $ 530,007,137
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Core Plus Bond Fund - July 31, 2020 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 2.0%
Principal
Amount ($) Value ($)
Airlines 0.0%
†
United Airlines Pass-Through
Trust, Series 2016-1, Class
B, 3.65%, 1/7/2026 785,880 584,797
Other 2.0%
Cedar Funding VII CLO Ltd.,
Series 2018-7A, Class A1,
1.27%, 1/20/2031(a)(b) 8,250,000 8,066,553
Diamond CLO Ltd., Series
2019-1A, Class A1, 1.84%,
4/25/2029(a)(b) 9,000,000 8,890,353
SBA Tower Trust, 3.87%,
10/8/2024(b) 5,000,000 5,286,927
22,243,833
Total Asset-Backed Securities
(cost $22,908,716)
22,828,630
Collateralized Mortgage Obligations 0.9%
FHLMC REMICS
Series 4039, Class ME,
2.00%, 12/15/2040 436,157 443,100
Series 4026, Class WJ,
2.75%, 8/15/2041 1,652,914 1,726,430
JP Morgan Mortgage Trust
Series 2017-5, Class A1A,
3.00%, 10/26/2048(a)(b) 5,748,552 5,772,084
Series 2019-3, Class A3,
4.00%, 9/25/2049(a)(b) 1,876,354 1,934,743
Total Collateralized Mortgage Obligations
(cost $9,728,240)
9,876,357
Commercial Mortgage-Backed Securities 4.3%
GNMA REMICS
Series 2018-17, Class MA,
2.60%, 5/1/2052 8,246,212 8,623,411
Series 2017-22, Class A,
2.50%, 8/16/2058 2,458,179 2,639,038
Series 2019-34, Class AL,
3.15%, 5/16/2059 9,307,366 9,787,629
Series 2018-28, Class AG,
2.60%, 8/16/2059(a) 12,264,927 12,876,241
Series 2019-131, Class AD,
2.50%, 8/16/2060 9,157,244 9,590,529
Series 2020-89, Class GA,
1.50%, 4/16/2062 4,843,159 4,850,827
Total Commercial Mortgage-Backed
Securities
(cost $46,982,745) 48,367,675
Common Stock 0.0%
†
Shares Value ($)
Energy Equipment & Services 0.0%
†
Bristow Group, Inc. * 5,456 87,350
Total Common Stock
(cost $294,582)
87,350
Corporate Bonds 53.5%
Principal
Amount ($)
Aerospace & Defense 0.7%
Huntington Ingalls Industries,
Inc. ,
3.84%, 5/1/2025(b) 2,000,000 2,221,681
Leidos , Inc. ,
4.38%, 5/15/2030(b) 1,800,000 2,100,240
TransDigm , Inc. ,
5.50%, 11/15/2027 4,000,000 3,794,800
8,116,721
Air Freight & Logistics 0.6%
FedEx Corp. ,
4.05%, 2/15/2048 5,200,000 5,927,932
United Parcel Service, Inc. ,
5.20%, 4/1/2040 1,000,000 1,457,658
7,385,590
Airlines 0.4%
Delta Air Lines, Inc. ,
2.90%, 10/28/2024 5,400,000 4,685,225
Auto Components 0.5%
Dana, Inc. ,
5.38%, 11/15/2027 5,000,000 5,270,000
Automobiles 0.5%
General Motors Co. ,
6.80%, 10/1/2027 1,500,000 1,826,486
Tesla, Inc. ,
5.30%, 8/15/2025(b) 4,150,000 4,295,250
6,121,736
Banks 2.4%
First Horizon National Corp. ,
4.00%, 5/26/2025 12,410,000 13,482,076
JPMorgan Chase & Co. ,
3.20%, 6/15/2026 8,655,000 9,721,504
Mitsubishi UFJ Financial
Group, Inc. ,
3.85%, 3/1/2026 255,000 293,682
National Westminster Bank
plc ,
Series C, (ICE LIBOR USD
3 Month + 0.25%), 0.62%,
11/28/2020(c)(d) 130,000 113,399
People's United Financial,
Inc. ,
3.65%, 12/6/2022 3,740,000 3,980,809
27,591,470
Biotechnology 1.4%
AbbVie, Inc. ,
4.05%, 11/21/2039(b) 1,965,000 2,406,714

2 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology
Amgen, Inc. ,
3.20%, 11/2/2027 5,000,000 5,709,059
5.15%, 11/15/2041 3,875,000 5,515,074
5.38%, 5/15/2043 1,320,000 1,986,293
15,617,140
Building Products 0.3%
JELD-WEN, Inc. ,
4.88%, 12/15/2027(b) 1,000,000 1,017,500
Lennox International, Inc. ,
1.70%, 8/1/2027 2,000,000 2,024,170
3,041,670
Capital Markets 4.0%
BlackRock, Inc. ,
3.25%, 4/30/2029 7,445,000 8,787,076
2.40%, 4/30/2030 4,200,000 4,673,167
Compass Group Diversified
Holdings LLC ,
8.00%, 5/1/2026(b) 1,000,000 1,055,000
FMR LLC ,
4.95%, 2/1/2033(b) 5,150,000 7,113,636
FS KKR Capital Corp. ,
4.63%, 7/15/2024 4,420,000 4,443,822
4.13%, 2/1/2025 2,874,000 2,794,965
Moody's Corp. ,
4.88%, 12/17/2048 5,383,000 7,489,980
Morgan Stanley ,
7.25%, 4/1/2032 5,600,000 8,630,003
44,987,649
Chemicals 2.5%
Blue Cube Spinco LLC ,
9.75%, 10/15/2023 2,765,000 2,882,512
Chevron Phillips Chemical Co.
LLC ,
5.13%, 4/1/2025(b) 7,500,000 8,824,316
3.40%, 12/1/2026(b) 6,865,000 7,466,690
Cornerstone Chemical Co. ,
6.75%, 8/15/2024(b) 1,000,000 920,000
FXI Holdings, Inc. ,
7.88%, 11/1/2024(b) 5,650,000 4,908,438
Methanex Corp. ,
5.25%, 12/15/2029 3,250,000 3,144,375
28,146,331
Commercial Services & Supplies 0.6%
Cimpress plc ,
7.00%, 6/15/2026(b) 5,725,000 5,799,425
ILFC E-Capital Trust I ,
+ 1.55%, 14.50% Cap),
3.02%, 12/21/2065(b)(d) 1,800,000 898,218
6,697,643
Communications Equipment 0.0%
†
CommScope Technologies
LLC ,
6.00%, 6/15/2025(b) 130,000 132,821
Corporate Bonds
Principal
Amount ($) Value ($)
Construction & Engineering 0.0%
†
Tutor Perini Corp. ,
6.88%, 5/1/2025(b) 60,000 59,840
Consumer Finance 1.8%
American Express Co. ,
3.00%, 10/30/2024 3,877,000 4,245,240
4.05%, 12/3/2042 5,000,000 6,623,587
Enova International, Inc. ,
8.50%, 9/1/2024(b) 40,000 36,200
8.50%, 9/15/2025(b) 2,000,000 1,800,000
Ford Motor Credit Co. LLC ,
5.09%, 1/7/2021 2,824,000 2,838,685
4.06%, 11/1/2024 1,000,000 1,022,200
5.13%, 6/16/2025 1,000,000 1,066,070
John Deere Capital Corp. ,
2.25%, 9/14/2026 3,025,000 3,302,538
SquareTwo Financial Corp. ,
+ 0.00%), 0.00%,
5/24/2019^∞(d)(e) 125,935 0
20,934,520
Diversified Consumer Services 0.7%
Carriage Services, Inc. ,
6.63%, 6/1/2026(b) 2,150,000 2,273,647
Duke University ,
Series 2020, 2.68%,
10/1/2044 4,100,000 4,454,687
Service Corp. International ,
5.38%, 5/15/2024 1,099,000 1,120,749
7,849,083
Diversified Financial Services 0.7%
Berkshire Hathaway, Inc. ,
3.13%, 3/15/2026 2,500,000 2,823,823
GTP Acquisition Partners I
LLC ,
3.48%, 6/16/2025(b) 5,000,000 5,384,938
8,208,761
Diversified Telecommunication Services 0.8%
CCO Holdings LLC ,
5.88%, 4/1/2024(b) 6,871,000 7,109,424
CenturyLink, Inc. ,
Series S, 6.45%, 6/15/2021 1,614,000 1,672,507
8,781,931
Electric Utilities 3.2%
Commonwealth Edison Co. ,
3.70%, 8/15/2028 2,090,000 2,469,794
Drax Finco plc ,
6.63%, 11/1/2025(b) 1,400,000 1,459,500
Duke Energy Carolinas LLC ,
4.00%, 9/30/2042 6,515,000 8,414,669
Duke Energy Florida LLC ,
3.80%, 7/15/2028 7,325,000 8,728,024
Entergy Arkansas LLC ,
4.20%, 4/1/2049 4,550,000 6,333,705
Evergy , Inc. ,
2.45%, 9/15/2024 4,250,000 4,543,025
Florida Power & Light Co. ,
2.85%, 4/1/2025 1,750,000 1,923,647

Nationwide Core Plus Bond Fund - July 31, 2020 (Unaudited) - Statement of Investments - 3
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Georgia Power Co. ,
4.30%, 3/15/2042 1,606,000 1,989,343
35,861,707
Electrical Equipment 0.8%
Hubbell, Inc. ,
3.15%, 8/15/2027 8,585,000 9,013,278
Electronic Equipment, Instruments & Components 1.4%
Corning, Inc. ,
7.25%, 8/15/2036 6,312,000 7,928,413
5.75%, 8/15/2040 3,000,000 4,152,510
Jabil, Inc. ,
3.00%, 1/15/2031 3,770,000 3,824,090
15,905,013
Energy Equipment & Services 0.0%
†
Transocean Phoenix 2 Ltd. ,
7.75%, 10/15/2024(b) 39,000 37,148
Equity Real Estate Investment Trusts (REITs) 0.7%
Omega Healthcare Investors,
Inc. ,
3.63%, 10/1/2029 3,000,000 3,018,405
Ventas Realty LP ,
4.00%, 3/1/2028 4,600,000 5,015,049
8,033,454
Food Products 0.1%
Post Holdings, Inc. ,
5.75%, 3/1/2027(b) 1,000,000 1,065,000
Gas Utilities 0.0%
†
Dominion Energy Gas
Holdings LLC ,
Series C, 3.90%,
11/15/2049 201,000 244,132
Health Care Equipment & Supplies 0.6%
Edwards Lifesciences Corp. ,
4.30%, 6/15/2028 3,000,000 3,666,456
Zimmer Biomet Holdings, Inc. ,
3.05%, 1/15/2026 3,000,000 3,275,258
6,941,714
Health Care Providers & Services 2.6%
Anthem, Inc. ,
5.10%, 1/15/2044 4,000,000 5,594,923
CVS Health Corp. ,
3.00%, 8/15/2026 2,000,000 2,213,612
6.25%, 6/1/2027 4,000,000 5,069,468
HCA, Inc. ,
4.50%, 2/15/2027 4,135,000 4,761,816
Laboratory Corp. of America
Holdings ,
3.25%, 9/1/2024 8,210,000 9,025,326
3.60%, 9/1/2027 2,500,000 2,861,574
29,526,719
Hotels, Restaurants & Leisure 1.8%
McDonald's Corp. ,
3.50%, 7/1/2027 1,700,000 1,963,783
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
McDonald’s Corp.,
4.60%, 5/26/2045 3,000,000 3,880,979
Royal Caribbean Cruises Ltd. ,
9.13%, 6/15/2023(b) 2,000,000 2,045,000
7.50%, 10/15/2027 1,973,000 1,657,320
Scientific Games International,
Inc. ,
8.25%, 3/15/2026(b) 1,495,000 1,497,377
VOC Escrow Ltd. ,
5.00%, 2/15/2028(b) 2,300,000 1,874,500
Wyndham Destinations, Inc. ,
6.35%, 10/1/2025(f) 7,272,000 7,599,240
20,518,199
Household Durables 0.4%
NVR, Inc. ,
3.95%, 9/15/2022 1,994,000 2,117,214
3.00%, 5/15/2030 2,760,000 3,007,313
Shea Homes LP ,
6.13%, 4/1/2025(b) 9,000 9,270
5,133,797
Household Products 0.7%
Central Garden & Pet Co. ,
6.13%, 11/15/2023 3,694,000 3,800,203
Kimberly-Clark Corp. ,
3.10%, 3/26/2030 1,500,000 1,745,914
Procter & Gamble Co. (The) ,
3.55%, 3/25/2040 1,750,000 2,238,150
7,784,267
Industrial Conglomerates 1.6%
3M Co. ,
3.05%, 4/15/2030 1,750,000 2,033,341
General Electric Co. ,
(ICE LIBOR USD 3
Month + 1.00%), 1.31%,
3/15/2023(d) 5,000,000 4,958,042
7.50%, 8/21/2035 1,680,000 2,195,928
6.88%, 1/10/2039 6,000,000 7,751,819
Trane Technologies Global
Holding Co. Ltd. ,
4.30%, 2/21/2048 1,000,000 1,223,315
18,162,445
Insurance 1.3%
Athene Holding Ltd. ,
6.15%, 4/3/2030 1,255,000 1,490,760
Fidelity National Financial,
Inc. ,
4.50%, 8/15/2028 4,500,000 5,098,285
Globe Life, Inc. ,
7.88%, 5/15/2023 2,975,000 3,482,867
Sompo International Holdings
Ltd. ,
4.70%, 10/15/2022 4,052,000 4,302,538
14,374,450
Interactive Media & Services 0.3%
Tencent Holdings Ltd. ,
3.60%, 1/19/2028(b) 1,000,000 1,126,536

4 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Interactive Media & Services
Twitter, Inc. ,
3.88%, 12/15/2027(b) 2,000,000 2,139,660
3,266,196
Internet & Direct Marketing Retail 0.4%
eBay, Inc. ,
2.75%, 1/30/2023 4,649,000 4,896,265
IT Services 0.2%
DXC Technology Co. ,
4.13%, 4/15/2025 2,500,000 2,697,224
Leisure Products 0.1%
Mattel, Inc. ,
5.88%, 12/15/2027(b) 1,250,000 1,345,312
Machinery 0.5%
BCD Acquisition, Inc. ,
9.63%, 9/15/2023(b) 4,372,000 4,284,560
Terex Corp. ,
5.63%, 2/1/2025(b) 1,450,000 1,470,126
5,754,686
Media 1.1%
Comcast Cable
Communications Holdings,
Inc. ,
9.46%, 11/15/2022 4,050,000 4,916,494
Comcast Cable Holdings LLC ,
9.88%, 6/15/2022 1,165,000 1,343,527
Comcast Corp. ,
3.95%, 10/15/2025 3,550,000 4,111,699
Fox Corp. ,
3.05%, 4/7/2025 1,000,000 1,097,934
TEGNA, Inc. ,
5.00%, 9/15/2029(b) 1,000,000 1,008,120
12,477,774
Metals & Mining 0.4%
Alcoa Nederland Holding BV ,
6.75%, 9/30/2024(b) 20,000 20,852
Allegheny Ludlum LLC ,
6.95%, 12/15/2025 2,000,000 1,930,000
Kaiser Aluminum Corp. ,
6.50%, 5/1/2025(b) 2,100,000 2,226,000
4,176,852
Mortgage Real Estate Investment Trusts (REITs) 0.5%
Starwood Property Trust, Inc. ,
3.63%, 2/1/2021 5,645,000 5,574,438
Multiline Retail 0.8%
Dillard's, Inc. ,
7.75%, 7/15/2026 4,595,000 4,915,208
Nordstrom, Inc. ,
8.75%, 5/15/2025(b) 2,000,000 2,190,261
4.38%, 4/1/2030 2,750,000 2,175,082
9,280,551
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities 0.9%
Dominion Energy, Inc. ,
Series C, 3.38%, 4/1/2030 8,725,000 10,086,154
Oil, Gas & Consumable Fuels 3.9%
BP Capital Markets America,
Inc. ,
3.41%, 2/11/2026 3,500,000 3,915,866
Enviva Partners LP ,
6.50%, 1/15/2026(b) 2,500,000 2,693,750
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(b) 3,300,000 3,341,250
HollyFrontier Corp. ,
5.88%, 4/1/2026 8,000,000 8,777,126
NuStar Logistics LP ,
6.00%, 6/1/2026 1,593,000 1,632,825
ONEOK Partners LP ,
6.85%, 10/15/2037 3,793,000 4,439,438
PBF Holding Co. LLC ,
7.25%, 6/15/2025 2,250,000 2,023,403
Phillips 66 ,
3.70%, 4/6/2023 2,000,000 2,150,260
Tengizchevroil Finance Co.
International Ltd. ,
4.00%, 8/15/2026(b) 3,000,000 3,205,950
TransCanada PipeLines Ltd. ,
6.20%, 10/15/2037 1,565,000 2,205,384
Valero Energy Corp. ,
2.85%, 4/15/2025 2,900,000 3,083,156
8.75%, 6/15/2030 2,500,000 3,554,482
7.50%, 4/15/2032 2,641,000 3,798,066
44,820,956
Paper & Forest Products 0.5%
Louisiana-Pacific Corp. ,
4.88%, 9/15/2024 5,700,000 5,863,875
Pharmaceuticals 0.9%
Bausch Health Cos., Inc. ,
5.00%, 1/30/2028(b) 4,000,000 4,019,920
HLF Financing Sarl LLC ,
7.25%, 8/15/2026(b) 2,000,000 2,100,000
Pfizer, Inc. ,
3.60%, 9/15/2028 3,070,000 3,690,057
9,809,977
Professional Services 0.2%
Equifax, Inc. ,
3.10%, 5/15/2030 2,255,000 2,503,158
Real Estate Management & Development 0.4%
Forestar Group, Inc. ,
5.00%, 3/1/2028(b) 2,500,000 2,500,000
Hunt Cos., Inc. ,
6.25%, 2/15/2026(b) 400,000 374,000
Ohana Military Communities
LLC ,
5.78%, 10/1/2036(b) 1,000,000 1,237,608
4,111,608

Nationwide Core Plus Bond Fund - July 31, 2020 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Road & Rail 0.7%
Ashtead Capital, Inc. ,
5.25%, 8/1/2026(b) 2,000,000 2,120,000
Burlington Northern Santa Fe
LLC ,
4.90%, 4/1/2044 4,330,000 6,233,307
8,353,307
Semiconductors & Semiconductor Equipment 0.4%
Broadcom, Inc. ,
4.70%, 4/15/2025(b) 2,000,000 2,286,926
NVIDIA Corp. ,
3.20%, 9/16/2026 592,000 671,525
NXP BV ,
2.70%, 5/1/2025(b) 2,000,000 2,143,179
5,101,630
Software 1.8%
Citrix Systems, Inc. ,
4.50%, 12/1/2027 4,000,000 4,600,459
Infor, Inc. ,
1.75%, 7/15/2025(b) 2,000,000 2,061,216
Oracle Corp. ,
2.80%, 4/1/2027 4,720,000 5,240,998
VMware, Inc. ,
4.50%, 5/15/2025 8,000,000 9,060,054
20,962,727
Specialty Retail 4.6%
Advance Auto Parts, Inc. ,
4.50%, 12/1/2023 8,310,000 9,172,002
AutoZone, Inc. ,
4.00%, 4/15/2030 2,000,000 2,385,624
Carvana Co. ,
8.88%, 10/1/2023(b) 6,775,000 7,046,000
Foot Locker, Inc. ,
8.50%, 1/15/2022 6,790,000 7,231,350
Home Depot, Inc. (The) ,
3.30%, 4/15/2040 1,885,000 2,244,253
O'Reilly Automotive, Inc. ,
4.20%, 4/1/2030 1,180,000 1,429,386
Ross Stores, Inc. ,
4.70%, 4/15/2027 19,265,000 22,737,504
52,246,119
Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc. ,
2.85%, 5/11/2024 4,501,000 4,879,705
Seagate HDD Cayman ,
4.13%, 1/15/2031(b) 500,000 536,660
5,416,365
Textiles, Apparel & Luxury Goods 0.2%
Tapestry, Inc. ,
4.13%, 7/15/2027 2,070,000 1,969,249
Trading Companies & Distributors 0.4%
Fortress Transportation &
Infrastructure Investors LLC ,
6.75%, 3/15/2022(b) 4,000,000 4,060,440
Corporate Bonds
Principal
Amount ($) Value ($)
Water Utilities 0.5%
American Water Capital Corp. ,
2.95%, 9/1/2027 4,583,000 5,145,246
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc. ,
3.50%, 4/15/2025(b) 2,000,000 2,209,620
Total Corporate Bonds
(cost $561,122,555)
608,359,183
Mortgage-Backed Securities 25.0%
FHLMC Gold Pool
Pool# J14732
4.00%, 3/1/2026 22 24
Pool# C91768
3.50%, 7/1/2034 4,468,125 4,824,154
Pool# G30692
3.50%, 8/1/2034 5,445,757 5,886,594
Pool# G30782
3.50%, 2/1/2035 1,605,908 1,733,970
Pool# C91846
3.00%, 9/1/2035 1,583,854 1,682,753
Pool# C91859
3.50%, 12/1/2035 1,608,876 1,738,304
Pool# C91868
3.50%, 4/1/2036 4,081,199 4,410,376
Pool# Q10392
3.50%, 8/1/2042 2,562,259 2,777,337
Pool# G08541
3.50%, 8/1/2043 3,675,424 3,980,649
Pool# G08554
3.50%, 10/1/2043 2,097,500 2,269,675
Pool# G08588
4.00%, 5/1/2044 1,642,732 1,789,712
Pool# G08702
3.50%, 4/1/2046 9,240,123 9,894,650
Pool# G08721
3.00%, 9/1/2046 6,096,604 6,484,126
Pool# G08726
3.00%, 10/1/2046 8,948,835 9,513,649
Pool# G08793
4.00%, 12/1/2047 7,144,727 7,620,499
FHLMC UMBS Pool
Pool# RB5076
2.00%, 8/1/2040 12,575,000 12,935,640
Pool# SD0040
3.00%, 7/1/2049 7,348,781 7,781,932
Pool# SD8016
3.00%, 10/1/2049 15,131,637 16,023,523
Pool# SD8037
2.50%, 1/1/2050 19,491,824 20,459,137
Pool# SD8036
3.00%, 1/1/2050 4,513,394 4,779,422
FNMA UMBS Pool
Pool# MA2124
3.00%, 12/1/2029 857,563 900,888
Pool# MA3340
3.50%, 4/1/2033 4,923,136 5,169,691

6 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Core Plus Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL6591
3.00%, 9/1/2033 4,303,536 4,604,892
Pool# MA1608
3.50%, 10/1/2033 5,295,363 5,722,417
Pool# MA1982
3.50%, 8/1/2034 6,482,018 6,936,847
Pool# MA2610
3.00%, 5/1/2036 6,536,561 6,942,677
Pool# MA3697
3.00%, 7/1/2039 6,743,324 7,140,787
Pool# AE0311
3.50%, 8/1/2040 4,336,138 4,690,664
Pool# AB1845
4.00%, 11/1/2040 4,631,613 5,087,471
Pool# AJ9278
3.50%, 12/1/2041 4,702,385 5,091,726
Pool# AW8165
4.00%, 1/1/2042 3,379,489 3,714,360
Pool# AJ8414
4.00%, 2/1/2042 2,783,369 3,059,744
Pool# AB4696
4.00%, 3/1/2042 1,662,183 1,839,402
Pool# AU2592
3.50%, 8/1/2043 2,571,000 2,787,973
Pool# AX4312
3.50%, 2/1/2045 2,253,739 2,413,702
Pool# AZ7353
3.50%, 11/1/2045 3,640,620 3,894,598
Pool# AS6408
3.50%, 1/1/2046 5,699,449 6,103,058
Pool# AS8583
3.50%, 1/1/2047 9,692,813 10,284,266
Pool# MA3088
4.00%, 8/1/2047 2,563,494 2,741,897
Pool# CA1191
3.50%, 11/1/2047 6,593,743 6,977,374
Pool# BM3280
4.50%, 11/1/2047 4,893,871 5,373,757
Pool# MA3691
3.00%, 7/1/2049 11,463,106 12,138,763
Pool# MA3744
3.00%, 8/1/2049 7,064,946 7,481,367
Pool# MA3870
2.50%, 12/1/2049 9,240,497 9,696,451
Pool# MA3905
3.00%, 1/1/2050 8,181,799 8,664,049
Pool# BP8608
2.50%, 6/1/2050 17,463,441 18,353,448
Total Mortgage-Backed Securities
(cost $273,268,044)
284,398,395
Municipal Bonds 0.6%
Principal
Amount ($) Value ($)
California 0.5%
City of San Francisco CA
Public Utilities Commission
Water Revenue, RB, Series
A, 3.47%, 11/1/2043 5,000,000 5,477,950
Virginia 0.1%
Montgomery County
Economic Development
Authority, RB, Series B,
3.04%, 6/1/2033 1,000,000 1,070,930
Total Municipal Bonds
(cost $6,015,824)
6,548,880
U.S. Treasury Obligations 11.4%
U.S. Treasury Bonds, 1.13%,
5/15/2040 37,250,000 38,232,178
U.S. Treasury Notes
2.75%, 2/15/2024 22,500,000 24,567,187
2.38%, 8/15/2024 10,000,000 10,883,203
2.50%, 1/31/2025 5,000,000 5,514,453
0.50%, 4/30/2027 20,000,000 20,162,500
0.50%, 6/30/2027 4,000,000 4,030,469
0.63%, 5/15/2030 26,250,000 26,462,256
Total U.S. Treasury Obligations
(cost $125,533,079)
129,852,246
Preferred Stocks 0.7%
Shares
Consumer Finance 0.0%
†
SquareTwo Financial Canada
Corp., 0.00%, *^∞(e)(g) 355 0
Insurance 0.5%
Enstar Group Ltd., 7.00%,
3/1/2024(g) 140,000 3,668,000
Maiden Holdings North
America Ltd., 7.75%,
12/1/2043(g)(h) 75,000 1,596,750
PartnerRe Ltd., 7.25%,
4/29/2021(g) 31,383 816,272
6,081,022
Mortgage Real Estate Investment Trusts (REITs) 0.2%
Two Harbors Investment
Corp., (ICE LIBOR USD 3
Month + 5.35%), 7.63%,
7/27/2027(d)(g) 100,000 2,083,000
Thrifts & Mortgage Finance 0.0%
†
FHLMC, (ICE LIBOR
USD 3 Month + 4.16%,
7.88% Floor), 8.38%,
12/31/2022(d)(g)(h) 35,000 297,500
Total Preferred Stocks
(cost $9,567,324)
8,461,522

Nationwide Core Plus Bond Fund - July 31, 2020 (Unaudited) - Statement of Investments - 7
g
Short-Term Investment 0.0%
†
Shares Value ($)
Money Market Fund 0.0%
†
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class,0.09%
(cost $4,116)( i )(j) 4,116 4,116
Total Short-Term Investment
(cost $4,116)
4,116
Repurchase Agreement 0.0%
†
Principal
Amount ($)
BNP Paribas Securities
Corp.
0.07%, dated 7/31/2020,
due 8/3/2020, repurchase
price $462, collateralized
by U.S. Treasury
Note, 1.50%, maturing
8/15/2026; total market
value $475. (j) 462 462
Total Repurchase Agreement
(cost $462)
462
Total Investments
(cost $1,055,425,687) — 98.4%
1,118,784,816
Other assets in excess of
liabilities — 1.6% 18,622,367
NET ASSETS — 100.0%
$ 1,137,407,183
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2020.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at July 31, 2020 was
$161,510,379 which represents 14.20% of net assets.
(c) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2020. The
maturity date reflects the next call date.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2020.
(e) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at July 31, 2020.
(g) The date shown reflects the next call date on which the
issuer may redeem the security at par value. The coupon
rate for this security is based on par value and is currently in effect as of July 31, 2020.
(h) The security or a portion of this security is on loan at July
31, 2020. The total value of securities on loan at July 31,
2020 was $4,335, which was collateralized by cash used to
purchase a money market fund and a repurchase agreement
with a value of $4,116 and $462, respectively, a total value of
$4,578.
( i ) Represents 7-day effective yield as of July 31, 2020.
(j) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2020 was $4,578.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
UMBS Uniform Mortgage-Backed Securities

8 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Core Plus Bond Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
b
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 22,828,630 $ – $ 22,828,630
Collateralized Mortgage Obligations – 9,876,357 – 9,876,357
Commercial Mortgage-Backed Securities – 48,367,675 – 48,367,675
Common Stock 87,350 – – 87,350
  Corporate Bonds
Aerospace & Defense – 8,116,721 – 8,116,721
Air Freight & Logistics – 7,385,590 – 7,385,590
Airlines – 4,685,225 – 4,685,225
Auto Components – 5,270,000 – 5,270,000
Automobiles – 6,121,736 – 6,121,736
Banks – 27,591,470 – 27,591,470
Biotechnology – 15,617,140 – 15,617,140

Nationwide Core Plus Bond Fund - July 31, 2020 (Unaudited) - Statement of Investments - 9
Level 1 Level 2 Level 3 Total
Assets:
Building Products $ – $ 3,041,670 $ – $ 3,041,670
Capital Markets – 44,987,649 – 44,987,649
Chemicals – 28,146,331 – 28,146,331
Commercial Services & Supplies – 6,697,643 – 6,697,643
Communications Equipment – 132,821 – 132,821
Construction & Engineering – 59,840 – 59,840
Consumer Finance – 20,934,520 – 20,934,520
Diversified Consumer Services – 7,849,083 – 7,849,083
Diversified Financial Services – 8,208,761 – 8,208,761
Diversified Telecommunication Services – 8,781,931 – 8,781,931
Electric Utilities – 35,861,707 – 35,861,707
Electrical Equipment – 9,013,278 – 9,013,278
Electronic Equipment, Instruments &
Components – 15,905,013 – 15,905,013
Energy Equipment & Services – 37,148 – 37,148
Equity Real Estate Investment Trusts
(REITs) – 8,033,454 – 8,033,454
Food Products – 1,065,000 – 1,065,000
Gas Utilities – 244,132 – 244,132
Health Care Equipment & Supplies – 6,941,714 – 6,941,714
Health Care Providers & Services – 29,526,719 – 29,526,719
Hotels, Restaurants & Leisure – 20,518,199 – 20,518,199
Household Durables – 5,133,797 – 5,133,797
Household Products – 7,784,267 – 7,784,267
Industrial Conglomerates – 18,162,445 – 18,162,445
Insurance – 14,374,450 – 14,374,450
Interactive Media & Services – 3,266,196 – 3,266,196
Internet & Direct Marketing Retail – 4,896,265 – 4,896,265
IT Services – 2,697,224 – 2,697,224
Leisure Products – 1,345,312 – 1,345,312
Machinery – 5,754,686 – 5,754,686
Media – 12,477,774 – 12,477,774
Metals & Mining – 4,176,852 – 4,176,852
Mortgage Real Estate Investment Trusts
(REITs) – 5,574,438 – 5,574,438
Multiline Retail – 9,280,551 – 9,280,551
Multi-Utilities – 10,086,154 – 10,086,154
Oil, Gas & Consumable Fuels – 44,820,956 – 44,820,956
Paper & Forest Products – 5,863,875 – 5,863,875
Pharmaceuticals – 9,809,977 – 9,809,977
Professional Services – 2,503,158 – 2,503,158
Real Estate Management & Development – 4,111,608 – 4,111,608
Road & Rail – 8,353,307 – 8,353,307
Semiconductors & Semiconductor
Equipment – 5,101,630 – 5,101,630
Software – 20,962,727 – 20,962,727
Specialty Retail – 52,246,119 – 52,246,119
Technology Hardware, Storage &
Peripherals – 5,416,365 – 5,416,365
Textiles, Apparel & Luxury Goods – 1,969,249 – 1,969,249
Trading Companies & Distributors – 4,060,440 – 4,060,440
Water Utilities – 5,145,246 – 5,145,246
Wireless Telecommunication Services – 2,209,620 – 2,209,620
Total Corporate Bonds $ – $ 608,359,183 $ – $ 608,359,183
Mortgage-Backed Securities – 284,398,395 – 284,398,395
Municipal Bonds – 6,548,880 – 6,548,880
  Preferred Stocks
Consumer Finance – – – –
Insurance 6,081,022 – – 6,081,022
Mortgage Real Estate Investment Trusts
(REITs) 2,083,000 – – 2,083,000

10 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Core Plus Bond Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
Transfers into or out of Level 3 are generally due to a change in market value methodology.
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Thrifts & Mortgage Finance $ 297,500 $ – $ – $ 297,500
Total Preferred Stocks $ 8,461,522 $ – $ – $ 8,461,522
Repurchase Agreement – 462 – 462
Short-Term Investment 4,116 – – 4,116
U.S. Treasury Obligations – 129,852,246 – 129,852,246
Total $ 8,552,988 $ 1,110,231,828 $ – $ 1,118,784,816
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the period ended July 31, 2020, the Fund held one corporate bond and one preferred stock investment that were categorized as
Level 3 investments which were each valued at $0.
Corporate
Bonds Total
Balance as of 10/31/2019 $ — $—
Accrued Accretion/(Amortization) 508 508
Realized Gains (Losses) — —
Purchases — —
Sales (637) (637)
Change in Unrealized Appreciation/Depreciation 129 129
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 7/31/2020 $ — $—
Change in Unrealized Appreciation/Depreciation for Investments Still held as of 7/31/2020 $ 129 $129
Amounts designated as "−" are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bond Fund - July 31, 2020 (Unaudited) - Statement of Investments - 11
Asset-Backed Securities 20.9%
Principal
Amount ($) Value ($)
Airlines 1.3%
Air Canada Pass-Through
Trust, Series 2015-1, Class
B, 3.88%, 3/15/2023(a) 2,650,349 2,254,539
Continental Airlines Pass-
Through Trust, Series
2007-1, Class B, 6.90%,
4/19/2022 98,148 81,011
United Airlines Pass-Through
Trust
Series 2014-1, Class B,
4.75%, 4/11/2022 840,426 730,521
Series 2016-1, Class B,
3.65%, 1/7/2026 2,367,070 1,761,407
4,827,478
Automobiles 2.3%
Credit Acceptance Auto
Loan Trust, Series 2019-
3A, Class A, 2.38%,
11/15/2028(a) 2,142,000 2,190,626
Flagship Credit Auto Trust
Series 2019-3, Class A,
2.33%, 2/15/2024(a) 2,230,993 2,262,473
Series 2019-4, Class A,
2.17%, 6/17/2024(a) 1,003,408 1,017,555
OneMain Direct Auto
Receivables Trust, Series
2018-1A, Class A, 3.43%,
12/16/2024(a) 3,000,000 3,035,773
8,506,427
Home Equity 2.1%
Long Beach Mortgage
Loan Trust, Series 2005-
WL2, Class M2, 0.91%,
8/25/2035(b) 4,493,331 4,470,996
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
1.42%, 1/25/2036(b) 991,792 988,917
Soundview Home Loan Trust,
Series 2006-WF2, Class
M1, 0.39%, 12/25/2036(b) 2,254,979 2,231,270
Structured Asset Securities
Corp. Mortgage Pass-
Through Certificates, Series
2004-6XS, Class A6, 5.13%,
3/25/2034(c) 505 507
7,691,690
Other 15.2%
American Homes 4 Rent Trust
Series 2014-SFR3, Class A,
3.68%, 12/17/2036(a) 2,045,221 2,190,173
Series 2015-SFR2, Class A,
3.73%, 10/17/2052(a) 2,753,838 2,985,529
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Apidos CLO XXII, Series
2015-22A, Class A1R,
1.33%, 4/20/2031(a)(b) 1,000,000 977,209
Bayview Opportunity Master
Fund IVa Trust, Series
2017-SPL5, Class B2,
4.50%, 6/28/2057(a)(b) 1,348,100 1,471,884
CCG Receivables Trust
Series 2018-2, Class A2,
3.09%, 12/15/2025(a) 1,212,596 1,228,274
Series 2019-2, Class A2,
2.11%, 3/15/2027(a) 1,411,356 1,430,740
Cedar Funding II CLO Ltd.,
Series 2013-1A, Class BR,
2.06%, 6/9/2030(a)(b) 3,000,000 2,918,160
Citigroup Mortgage Loan
Trust, Inc., Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 442,742 468,211
CVS Pass-Through Trust,
6.94%, 1/10/2030 1,540,549 1,825,064
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 1,632,893 1,718,116
Goodgreen , Series 2019-
2A, Class A, 2.76%,
10/15/2054(a) 1,670,843 1,699,456
Goodgreen Trust, Series
2017-1A, Class A, 3.74%,
10/15/2052(a) 169,003 179,219
HERO Funding Trust
Series 2015-2A, Class A,
3.99%, 9/20/2040(a) 250,099 264,328
Series 2015-1A, Class A,
3.84%, 9/21/2040(a) 1,070,032 1,142,669
Invitation Homes Trust, Series
2018-SFR3, Class A,
1.18%, 7/17/2037(a)(b) 1,850,716 1,838,046
Mill City Mortgage Loan Trust,
Series 2018-4, Class A1B,
3.50%, 4/25/2066(a)(b) 2,362,876 2,495,631
Neuberger Berman Loan
Advisers CLO 32 Ltd.,
Series 2019-32A, Class A,
1.60%, 1/19/2032(a)(b) 500,000 495,882
Neuberger Berman Loan
Advisers CLO 36 Ltd.,
Series 2020-36A, Class A,
2.30%, 4/20/2033(a)(b) 250,000 247,745
New Residential Advance
Receivables Trust Advance
Receivables Backed, Series
2019-T2, Class AT2, 2.52%,
8/15/2053(a) 4,570,000 4,521,163
NRZ Advance Receivables
Trust, Series 2019-
T1, Class AT1, 2.59%,
7/15/2052(a) 2,642,000 2,645,387

12 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Ocwen Master Advance
Receivables Trust, Series
2019-T2, Class AT2, 2.42%,
8/15/2051(a) 3,330,000 3,330,349
Renew, Series 2018-1, Class
A, 3.95%, 9/20/2053(a) 1,669,905 1,797,148
SPS Servicer Advance
Receivables Trust Advance
Receivables Backed Notes,
Series 2019-T2, Class AT2,
2.32%, 10/15/2052(a) 1,120,000 1,111,009
Towd Point Mortgage Trust
Series 2015-6, Class M1,
3.75%, 4/25/2055(a)(b) 3,322,000 3,585,716
Series 2018-2, Class A1,
3.25%, 3/25/2058(a)(b) 495,931 528,006
Series 2019-1, Class A1,
3.75%, 3/25/2058(a)(b) 4,107,788 4,402,313
Series 2019-4, Class A1,
2.90%, 10/25/2059(a)(b) 1,642,985 1,744,202
Series 2019-4, Class A2,
3.25%, 10/25/2059(a)(b) 590,000 627,464
Tricon American Homes Trust
Series 2017-SFR2, Class A,
2.93%, 1/17/2036(a) 3,525,443 3,648,129
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(a) 2,780,000 2,909,749
56,426,971
Total Asset-Backed Securities
(cost $77,559,354)
77,452,566
Collateralized Mortgage Obligations 7.1%
Alternative Loan Trust, Series
2007-2CB, Class 2A14,
5.75%, 3/25/2037 260,895 209,461
American Home Mortgage
Investment Trust, Series
2004-3, Class 6A1, 5.32%,
10/25/2034(c) 14,814 14,964
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 1,728,155 1,739,325
Chase Mortgage Finance
Corp., Series 2016-
SH2, Class M2, 3.75%,
12/25/2045(a)(b) 4,855,080 4,980,853
CHL Mortgage Pass-Through
Trust, Series 2005-15,
Class A7, 5.50%, 8/25/2035 69,836 58,186
Citigroup Mortgage Loan
Trust, Series 2015-
RP2, Class A1, 3.50%,
1/25/2053(a)(b) 730,584 764,393
FNMA REMICS
Series 2003-33, Class LB,
5.50%, 5/25/2023 176,534 183,733
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2009-42, Class AP,
4.50%, 3/25/2039 55,139 57,263
MASTR Alternative Loan
Trust, Series 2005-6, Class
1A5, 5.50%, 12/25/2035 203,679 185,228
Mill City Mortgage Loan Trust,
Series 2019-GS1, Class A1,
2.75%, 7/25/2059(a)(b) 1,457,762 1,522,347
New Residential Mortgage
Loan Trust
Series 2016-3A, Class A1,
3.75%, 9/25/2056(a)(b) 1,282,281 1,366,930
Series 2019-1A, Class A1,
4.00%, 9/25/2057(a)(b) 1,387,915 1,469,192
Series 2019-2A, Class A1,
4.25%, 12/25/2057(a)(b) 420,192 457,661
Series 2018-5A, Class A1,
4.75%, 12/25/2057(a)(b) 2,593,940 2,784,319
Series 2018-2A, Class A1,
4.50%, 2/25/2058(a)(b) 1,339,512 1,444,993
Series 2018-3A, Class A1,
4.50%, 5/25/2058(a)(b) 2,111,537 2,285,044
Series 2019-RPL2, Class
A1, 3.25%, 2/25/2059(a)(b) 3,502,317 3,648,218
RCO Trust, Series 2018-
VFS1, Class A1, 4.27%,
12/26/2053(a)(b) 1,487,249 1,555,428
Sequoia Mortgage Trust
Series 2017-CH1, Class A2,
3.50%, 8/25/2047(a)(b) 471,294 482,544
Series 2018-CH4, Class
A10, 4.50%, 10/25/2048(a)
(b) 361,371 363,110
Visio Trust, Series 2019-
2, Class A2, 2.92%,
11/25/2054(a)(b) 697,105 703,439
Total Collateralized Mortgage Obligations
(cost $25,569,924)
26,276,631
Commercial Mortgage-Backed Securities 10.1%
Aventura Mall Trust , Series
2018-AVM, Class A, 4.11%,
7/5/2040(a)(b) 700,000 746,705
BANK
Series 2019-BN17, Class
A4, 3.71%, 4/15/2052 1,900,000 2,226,923
Series 2019-BN19, Class
A3, 3.18%, 8/15/2061 300,000 340,198
Series 2019-BN24, Class
A3, 2.96%, 11/15/2062 3,400,000 3,810,558
Barclays Commercial
Mortgage Trust , Series
2019-C3, Class A4, 3.58%,
5/15/2052 850,000 985,137
BBCMS Mortgage Trust
Series 2016-ETC, Class C,
3.39%, 8/14/2036(a) 6,300,000 5,201,629

Nationwide Bond Fund - July 31, 2020 (Unaudited) - Statement of Investments - 13
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
BBCMS Mortgage Trust
Series 2018-C2, Class A5,
4.31%, 12/15/2051 800,000 961,316
Benchmark Mortgage Trust
Series 2018-B5, Class A4,
4.21%, 7/15/2051 700,000 838,135
Series 2019-B11, Class AS,
3.78%, 5/15/2052 730,000 829,603
Series 2019-B10, Class A4,
3.72%, 3/15/2062 1,000,000 1,171,558
Series 2019-B10, Class AM,
3.98%, 3/15/2062 700,000 806,243
Series 2019-B15, Class A5,
2.93%, 12/15/2072 2,450,000 2,737,863
Cantor Commercial Real
Estate Lending , Series
2019-CF3, Class A4, 3.01%,
1/15/2053 3,700,000 4,130,435
CSAIL Commercial Mortgage
Trust , Series 2019-C15,
Class A4, 4.05%, 3/15/2052 550,000 648,013
GS Mortgage Securities Corp.
II , Series 2018-GS10, Class
A5, 4.16%, 7/10/2051(b) 510,000 602,277
Morgan Stanley Capital I Trust
Series 2019-H7, Class A4,
3.26%, 7/15/2052 700,000 792,765
Series 2019-L3, Class A4,
3.13%, 11/15/2052 3,091,000 3,503,864
Natixis Commercial Mortgage
Securities Trust , Series
2019-LVL, Class A, 3.89%,
8/15/2038(a) 400,000 448,163
UBS Commercial Mortgage
Trust
Series 2018-C9, Class A4,
4.12%, 3/15/2051(b) 860,000 990,345
Series 2018-C10, Class A4,
4.31%, 5/15/2051 720,000 848,015
Series 2019-C16, Class A4,
3.60%, 4/15/2052 1,450,000 1,651,179
Series 2019-C18, Class A4,
3.04%, 12/15/2052 2,750,000 3,062,387
Total Commercial Mortgage-Backed
Securities
(cost $35,794,593) 37,333,311
Corporate Bonds 31.3%
Aerospace & Defense 1.3%
Huntington Ingalls Industries,
Inc. ,
3.48%, 12/1/2027 1,125,000 1,245,922
Lockheed Martin Corp. ,
3.55%, 1/15/2026 1,100,000 1,263,265
Raytheon Technologies Corp. ,
4.13%, 11/16/2028 1,900,000 2,282,806
4,791,993
Corporate Bonds
Principal
Amount ($) Value ($)
Banks 4.3%
Bank of America Corp. ,
4.20%, 8/26/2024 1,000,000 1,121,000
Series L, 3.95%, 4/21/2025 1,750,000 1,959,772
(ICE LIBOR USD 3
Month + 1.58%), 3.82%,
1/20/2028(d) 2,000,000 2,288,309
Citigroup, Inc. ,
4.45%, 9/29/2027 2,000,000 2,329,605
Citizens Financial Group, Inc. ,
3.75%, 7/1/2024 1,500,000 1,621,854
4.35%, 8/1/2025 1,850,000 2,066,505
Cooperatieve Rabobank UA ,
5.75%, 12/1/2043 600,000 914,582
HSBC Holdings plc ,
4.38%, 11/23/2026 1,000,000 1,127,631
JPMorgan Chase & Co. ,
Series I, (ICE LIBOR USD
3 Month + 3.47%), 3.74%,
10/30/2020(d)(e) 488,000 467,504
3.88%, 9/10/2024 500,000 558,812
4.95%, 6/1/2045 950,000 1,377,760
15,833,334
Beverages 0.8%
Anheuser-Busch Cos. LLC ,
3.65%, 2/1/2026 850,000 967,380
4.90%, 2/1/2046 1,000,000 1,282,453
Bacardi Ltd. ,
5.30%, 5/15/2048(a) 500,000 677,655
2,927,488
Biotechnology 0.7%
AbbVie, Inc. ,
3.85%, 6/15/2024(a) 500,000 553,893
3.80%, 3/15/2025(a) 1,325,000 1,487,047
4.25%, 11/21/2049(a) 400,000 511,314
2,552,254
Capital Markets 1.5%
FMR LLC ,
4.95%, 2/1/2033(a) 925,000 1,277,692
Nuveen Finance LLC ,
4.13%, 11/1/2024(a) 3,230,000 3,668,366
S&P Global, Inc. ,
4.50%, 5/15/2048 425,000 605,264
5,551,322
Chemicals 0.3%
Cytec Industries, Inc. ,
3.95%, 5/1/2025 600,000 652,313
Mosaic Co. (The) ,
5.63%, 11/15/2043 350,000 396,513
1,048,826
Commercial Services & Supplies 0.3%
Aramark Services, Inc. ,
5.00%, 2/1/2028(a) 950,000 955,938

14 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Containers & Packaging 0.2%
Berry Global, Inc. ,
4.88%, 7/15/2026(a) 700,000 739,375
Diversified Financial Services 0.6%
HERO Funding Trust ,
Series 2015-3, Class A,
4.28%, 9/20/2041 1,033,528 1,113,391
Shell International Finance
BV ,
4.38%, 5/11/2045 750,000 985,417
2,098,808
Diversified Telecommunication Services 1.9%
AT&T, Inc. ,
3.40%, 5/15/2025 500,000 556,078
4.10%, 2/15/2028 1,000,000 1,171,463
4.30%, 2/15/2030 1,981,000 2,379,228
CCO Holdings LLC ,
5.75%, 2/15/2026(a) 600,000 627,000
5.13%, 5/1/2027(a) 1,825,000 1,936,211
4.75%, 3/1/2030(a) 325,000 345,922
7,015,902
Electric Utilities 4.2%
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a) 2,000,000 2,333,329
Appalachian Power Co. ,
3.40%, 6/1/2025 1,000,000 1,111,562
Entergy Arkansas LLC ,
4.00%, 6/1/2028 2,650,000 3,140,154
Evergy , Inc. ,
2.45%, 9/15/2024 2,250,000 2,405,131
Indiana Michigan Power Co. ,
3.85%, 5/15/2028 1,250,000 1,437,959
Jersey Central Power & Light
Co. ,
4.30%, 1/15/2026(a) 500,000 585,133
Metropolitan Edison Co. ,
4.30%, 1/15/2029(a) 1,000,000 1,167,092
Public Service Co. of
Colorado ,
2.90%, 5/15/2025 3,000,000 3,268,329
15,448,689
Energy Equipment & Services 0.5%
Helmerich & Payne, Inc. ,
4.65%, 3/15/2025 1,575,000 1,754,634
Equity Real Estate Investment Trusts (REITs) 1.1%
Piedmont Operating
Partnership LP ,
3.40%, 6/1/2023 1,500,000 1,532,574
4.45%, 3/15/2024 2,300,000 2,389,742
3,922,316
Food & Staples Retailing 0.2%
CVS Pass-Through Trust ,
7.51%, 1/10/2032(a) 698,897 880,917
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products 0.9%
Cargill, Inc. ,
3.25%, 5/23/2029(a) 1,775,000 2,027,226
Grupo Bimbo SAB de CV ,
3.88%, 6/27/2024(a) 825,000 893,376
Kraft Heinz Foods Co. ,
4.88%, 10/1/2049(a) 500,000 552,222
3,472,824
Health Care Equipment & Supplies 0.3%
Boston Scientific Corp. ,
4.70%, 3/1/2049 700,000 986,224
Health Care Providers & Services 0.3%
CVS Health Corp. ,
4.30%, 3/25/2028 900,000 1,069,187
Household Durables 0.8%
Newell Brands, Inc. ,
4.70%, 4/1/2026(c) 2,850,000 3,085,980
Insurance 1.5%
MassMutual Global Funding II ,
3.40%, 3/8/2026(a) 2,000,000 2,282,162
Metropolitan Life Global
Funding I ,
3.45%, 12/18/2026(a) 2,875,000 3,305,432
5,587,594
Media 0.7%
Charter Communications
Operating LLC ,
4.91%, 7/23/2025 1,000,000 1,159,313
Comcast Corp. ,
4.70%, 10/15/2048 1,000,000 1,435,754
2,595,067
Metals & Mining 0.2%
Compass Minerals
International, Inc. ,
6.75%, 12/1/2027(a) 550,000 596,811
Multi-Utilities 2.1%
Black Hills Corp. ,
3.95%, 1/15/2026 1,750,000 1,919,378
3.15%, 1/15/2027 1,000,000 1,076,173
Dominion Energy, Inc. ,
Series A, 4.60%, 3/15/2049 1,000,000 1,411,962
Southern Co. Gas Capital
Corp. ,
3.88%, 11/15/2025 1,100,000 1,231,586
3.25%, 6/15/2026 2,000,000 2,166,526
7,805,625
Oil, Gas & Consumable Fuels 2.5%
Aker BP ASA ,
3.75%, 1/15/2030(a) 1,500,000 1,486,676
BP Capital Markets plc ,
3.51%, 3/17/2025 2,350,000 2,626,114
Enbridge Energy Partners LP ,
7.38%, 10/15/2045 400,000 602,912
Energy Transfer Operating LP ,
4.20%, 4/15/2027 1,550,000 1,620,093

Nationwide Bond Fund - July 31, 2020 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Energy Transfer Operating LP,
5.50%, 6/1/2027 1,000,000 1,101,940
Kinder Morgan, Inc. ,
4.30%, 3/1/2028 300,000 349,869
5.05%, 2/15/2046 500,000 616,183
Williams Cos., Inc. (The) ,
5.75%, 6/24/2044 725,000 881,379
9,285,166
Pharmaceuticals 1.6%
Bristol-Myers Squibb Co. ,
4.25%, 10/26/2049 450,000 639,524
Shire Acquisitions Investments
Ireland DAC ,
3.20%, 9/23/2026 1,175,000 1,320,019
Takeda Pharmaceutical Co.
Ltd. ,
2.05%, 3/31/2030 1,250,000 1,287,701
Teva Pharmaceutical Finance
Netherlands III BV ,
2.80%, 7/21/2023 1,500,000 1,454,700
3.15%, 10/1/2026 1,500,000 1,368,315
6,070,259
Road & Rail 0.4%
Burlington Northern Santa Fe
LLC ,
3.00%, 4/1/2025 300,000 334,246
4.15%, 4/1/2045 1,000,000 1,329,722
1,663,968
Software 0.9%
Microsoft Corp. ,
3.30%, 2/6/2027 3,000,000 3,472,842
Technology Hardware, Storage & Peripherals 0.2%
Digital Equipment Corp. ,
7.75%, 4/1/2023 825,000 921,649
Thrifts & Mortgage Finance 0.4%
BPCE SA ,
5.70%, 10/22/2023(a) 1,500,000 1,683,385
Tobacco 0.6%
Reynolds American, Inc. ,
4.45%, 6/12/2025 1,850,000 2,104,172
Total Corporate Bonds
(cost $102,394,921)
115,922,549
Mortgage-Backed Securities 15.6%
FHLMC UMBS Pool#
SD8080 ,
2.00%, 6/1/2050 2,982,404
3,089,762
FNMA Pool
Pool# AM7838
3.56%, 2/1/2035 2,266,467 2,580,480
Pool# AM9070
3.77%, 8/1/2045 2,995,000 3,628,005
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA4488
2.50%, 7/1/2034 4,902,609 5,147,338
Pool# FM1776
3.00%, 10/1/2034 1,481,051 1,553,246
Pool# BC0180
4.00%, 1/1/2046 1,722,785 1,865,670
Pool# BC9003
3.00%, 11/1/2046 262,203 278,638
Pool# AS8483
3.00%, 12/1/2046 211,456 224,651
Pool# MA2863
3.00%, 1/1/2047 2,174,072 2,309,212
Pool# BM2003
4.00%, 10/1/2047 1,543,591 1,649,930
Pool# CA2208
4.50%, 8/1/2048 5,312,985 5,710,530
Pool# CA2469
4.00%, 10/1/2048 3,127,137 3,321,232
Pool# BN0906
4.00%, 11/1/2048 2,765,445 2,985,190
Pool# BP5843
2.50%, 5/1/2050 5,977,853 6,277,251
Pool# BP5783
3.00%, 5/1/2050 13,174,089 13,950,594
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.00%, 9/25/2050 3,000,000
3,102,306
Total Mortgage-Backed Securities
(cost $55,870,689)
57,674,035
Municipal Bonds 0.5%
California 0.2%
Northern California Power
Agency, RB, Series B,
7.31%, 6/1/2040 500,000 782,670
District of Columbia 0.3%
Metropolitan Washington
Airports Authority, RB,
Series D, 7.46%, 10/1/2046 600,000 1,078,806
Total Municipal Bonds
(cost $1,329,570)
1,861,476
U.S. Treasury Obligations 12.1%
U.S. Treasury Inflation Linked
Notes, 0.13%, 1/15/2030 (f) 16,000,000 17,682,806
U.S. Treasury Notes
1.63%, 10/15/2020 (g) 1,200,000 1,203,600
2.50%, 1/31/2021 500,000 505,820
2.25%, 10/31/2024 3,000,000 3,261,797
2.75%, 2/28/2025 3,500,000 3,905,371

16 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Bond Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
2.63%, 1/31/2026 16,000,000 18,052,500
Total U.S. Treasury Obligations
(cost $42,589,726)
44,611,894
Total Investments
(cost $341,108,777) — 97.6%
361,132,462
Other assets in excess of
liabilities — 2.4% 8,910,027
NET ASSETS — 100.0%
$ 370,042,489
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at July 31, 2020 was
$127,901,340 which represents 34.56% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2020.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at July 31, 2020.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2020.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2020. The
maturity date reflects the next call date.
(f) Principal amounts are not adjusted for inflation.
(g) Security or a portion of the security was used to cover the margin requirement for futures contracts.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of July 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 198 9/2020 USD 43,754,906 41,212
U.S. Treasury Long Bond 565 9/2020 USD 102,988,906 2,398,175
U.S. Treasury Ultra Bond 25 9/2020 USD 5,692,188 199,745
2,639,132
Short Contracts
U.S. Treasury 5 Year Note (46) 9/2020 USD (5,801,750) (20,829)
U.S. Treasury 10 Year Note (390) 9/2020 USD (54,630,469) (464,499)
U.S. Treasury 10 Year Ultra Note (269) 9/2020 USD (42,838,250) (483,010)
(968,338)
1,670,794
Currency:
USD United States Dollar

Nationwide Bond Fund - July 31, 2020 (Unaudited) - Statement of Investments - 17
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

18 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Bond Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2020. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 77,452,566 $ – $ 77,452,566
Collateralized Mortgage Obligations – 26,276,631 – 26,276,631
Commercial Mortgage-Backed Securities – 37,333,311 – 37,333,311
Corporate Bonds – 115,922,549 – 115,922,549
Futures Contracts 2,639,132 – – 2,639,132
Mortgage-Backed Securities – 57,674,035 – 57,674,035
Municipal Bonds – 1,861,476 – 1,861,476
U.S. Treasury Obligations – 44,611,894 – 44,611,894
Total Assets $ 2,639,132 $ 361,132,462 $ – $ 363,771,594
Liabilities:
Futures Contracts $ (968,338) $ – $ – $ (968,338)
Total Liabilities $ (968,338) $ – $ – $ (968,338)
Total $ 1,670,794 $ 361,132,462 $ – $ 362,803,256
Amounts designated as "−" are zero or have been rounded to zero.

Nationwide Bond Fund - July 31, 2020 (Unaudited) - Statement of Investments - 19
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2020:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 2,639,132
Total $ 2,639,132
Liabilities:
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (968,338)
Total $ (968,338)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report

20 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Inflation-Protected Securities Fund
Asset-Backed Securities 5.8%
Principal
Amount ($) Value ($)
Other 5.8%
CCG Receivables Trust,
Series 2019-1, Class A2,
2.80%, 9/14/2026(a) 4,689,632 4,770,682
NRZ Advance Receivables
Trust, Series 2019-
T1, Class AT1, 2.59%,
7/15/2052(a) 3,303,000 3,307,235
SPS Servicer Advance
Receivables Trust Advance
Receivables Backed Notes,
Series 2019-T2, Class AT2,
2.32%, 10/15/2052(a) 670,000 664,621
Towd Point Mortgage Trust
Series 2018-6, Class A2,
3.75%, 3/25/2058(a)(b) 2,800,000 3,073,814
Series 2018-3, Class A2,
3.88%, 5/25/2058(a)(b) 2,820,000 3,043,930
Total Asset-Backed Securities
(cost $14,769,934)
14,860,282
Collateralized Mortgage Obligations 0.7%
FHLMC REMICS
Series 1684, Class I, 6.50%,
3/15/2024 88,012 93,566
Series 2296, Class H,
6.50%, 3/15/2031 15 15
FNMA REMICS
Series 1993-16, Class Z,
7.50%, 2/25/2023 4,646 4,881
Series 1993-226, Class PK,
6.00%, 12/25/2023 42,801 45,044
Series 2013-59, Class MX,
2.50%, 9/25/2042 1,596,135 1,663,477
Total Collateralized Mortgage Obligations
(cost $1,753,364)
1,806,983
Commercial Mortgage-Backed Security 0.1%
FNMA REMICS, Series
1998-73, Class MZ, 6.30%,
10/17/2038 148,086 148,851
Total Commercial Mortgage-Backed Security
(cost $148,676) 148,851
Mortgage-Backed Securities 0.9%
FNMA Pool
Pool# 874982
6.81%, 11/1/2025 1,430,795 1,633,623
Pool# 773298
3.78%, 4/1/2035(b) 477,457 479,112
Pool# 745769
2.91%, 7/1/2036(b) 212,512 215,653
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# 813605
3.67%, 7/1/2036(b) 65,000 65,330
Total Mortgage-Backed Securities
(cost $2,228,057)
2,393,718
U.S. Government Agency Securities 4.3%
FFCB, 2.43%, 9/13/2027 3,000,000 3,366,366
FHLB
5.37%, 9/9/2024 2,615,000 3,145,674
3.00%, 3/12/2027 2,000,000 2,302,522
Ukraine Government AID
Bond, 1.47%, 9/29/2021 2,000,000 2,027,510
Total U.S. Government Agency Securities
(cost $9,938,019)
10,842,072
U.S. Treasury Obligations 87.1%
U.S. Treasury Inflation Linked
Bonds
2.38%, 1/15/2025 (c) 11,300,000 17,873,327
1.75%, 1/15/2028 (c) 4,800,000 7,152,448
3.63%, 4/15/2028 (c) 5,000,000 10,874,800
2.50%, 1/15/2029 (c) 4,750,000 7,428,344
3.88%, 4/15/2029 (c) 3,300,000 7,431,342
2.13%, 2/15/2041 (c) 7,375,000 13,608,223
0.75%, 2/15/2042 (c) 11,750,000 17,033,403
0.63%, 2/15/2043 (c) 15,350,000 21,474,816
0.75%, 2/15/2045 (c) 1,000,000 1,420,607
0.88%, 2/15/2047 (c) 5,000,000 7,261,125
U.S. Treasury Inflation Linked
Notes
0.13%, 4/15/2021 (c) 10,500,000 11,431,561
0.13%, 1/15/2022 (c)(d) 5,000,000 5,762,197
0.50%, 4/15/2024 (c) 19,500,000 21,059,386
0.38%, 7/15/2025 (c) 12,000,000 14,075,642
0.63%, 1/15/2026 (c) 17,500,000 20,789,045
0.13%, 7/15/2026 (c) 3,000,000 3,474,622
0.38%, 1/15/2027 (c) 10,250,000 11,964,521
0.38%, 7/15/2027 (c) 8,250,000 9,603,836
0.50%, 1/15/2028 (c) 5,000,000 5,822,500
0.88%, 1/15/2029 (c) 4,500,000 5,327,320
Total U.S. Treasury Obligations
(cost $196,257,452)
220,869,065
Total Investments
(cost $225,095,502) — 98.9%
250,920,971
Other assets in excess of
liabilities — 1.1% 2,778,204
NET ASSETS — 100.0%
$ 253,699,175

Nationwide Inflation-Protected Securities Fund - July 31, 2020 (Unaudited) - Statement of Investments - 21
g
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at July 31, 2020 was
$14,860,282 which represents 5.86% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2020.
(c) Principal amounts are not adjusted for inflation.
(d) Security or a portion of the security was used to cover the margin requirement for futures contracts.
AID Agency for International Development
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
REMICS Real Estate Mortgage Investment Conduits
Futures contracts outstanding as of July 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Ultra Note 134 9/2020 USD 21,339,500 289,288
U.S. Treasury Ultra Bond 19 9/2020 USD 4,326,062 151,806
441,094
Short Contracts
U.S. Treasury 5 Year Note (109) 9/2020 USD (13,747,625) (70,137)
U.S. Treasury 10 Year Note (35) 9/2020 USD (4,902,734) (41,693)
U.S. Treasury Long Bond (165) 9/2020 USD (30,076,406) (614,209)
(726,039)
(284,945)
Currency:
USD United States Dollar

22 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Inflation-Protected Securities Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Inflation-Protected Securities Fund - July 31, 2020 (Unaudited) - Statement of Investments - 23
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2020. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings
.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 14,860,282 $ – $ 14,860,282
Collateralized Mortgage Obligations – 1,806,983 – 1,806,983
Commercial Mortgage-Backed Security – 148,851 – 148,851
Futures Contracts 441,094 – – 441,094
Mortgage-Backed Securities – 2,393,718 – 2,393,718
U.S. Government Agency Securities – 10,842,072 – 10,842,072
U.S. Treasury Obligations – 220,869,065 – 220,869,065
Total Assets $ 441,094 $ 250,920,971 $ – $ 251,362,065
Liabilities:
Futures Contracts $ (726,039) $ – $ – $ (726,039)
Total Liabilities $ (726,039) $ – $ – $ (726,039)
Total $ (284,945) $ 250,920,971 $ – $ 250,636,026
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

24 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Inflation-Protected Securities Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2020:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 441,094
Total $ 441,094
Liabilities:
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (726,039)
Total $ (726,039)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Loomis Core Bond Fund - July 31, 2020 (Unaudited) - Statement of Investments - 25
Asset-Backed Securities 6.4%
Principal
Amount ($) Value ($)
Airlines 0.2%
Continental Airlines Pass-
Through Trust, Series
2010-1, Class A, 4.75%,
1/12/2021 1,172,676 1,140,529
Automobiles 4.8%
American Credit Acceptance
Receivables Trust
Series 2020-2, Class B,
2.48%, 9/13/2024(a) 275,000 280,809
Series 2019-4, Class C,
2.69%, 12/12/2025(a) 700,000 714,766
Americredit Automobile
Receivables Trust
Series 2019-1, Class A3,
2.97%, 11/20/2023 665,000 679,188
Series 2019-2, Class B,
2.54%, 7/18/2024 2,180,000 2,245,767
AmeriCredit Automobile
Receivables Trust, Series
2020-2, Class B, 0.97%,
2/18/2026 160,000 160,471
Avis Budget Rental Car
Funding AESOP LLC,
Series 2019-2A, Class A,
3.35%, 9/22/2025(a) 980,000 1,003,807
CPS Auto Receivables Trust
Series 2018-D, Class B,
3.61%, 11/15/2022(a) 788,434 793,544
Series 2018-A, Class C,
3.05%, 12/15/2023(a) 210,432 211,875
Credit Acceptance Auto Loan
Trust
Series 2018-2A, Class A,
3.47%, 5/17/2027(a) 1,017,938 1,029,440
Series 2019-3A, Class A,
2.38%, 11/15/2028(a) 330,000 337,491
Series 2020-2A, Class A,
1.37%, 7/16/2029(a) 680,000 681,487
Drive Auto Receivables Trust,
Series 2019-3, Class B,
2.65%, 2/15/2024 995,000 1,012,888
DT Auto Owner Trust
Series 2018-3A, Class B,
3.56%, 9/15/2022(a) 1,213,285 1,220,641
Series 2018-2A, Class C,
3.67%, 3/15/2024(a) 770,390 775,730
Series 2019-1A, Class C,
3.61%, 11/15/2024(a) 540,000 551,411
Series 2019-2A, Class C,
3.18%, 2/18/2025(a) 235,000 240,221
Series 2020-2A, Class C,
3.28%, 3/16/2026(a) 300,000 310,963
Exeter Automobile
Receivables Trust
Series 2020-1A, Class B,
2.26%, 4/15/2024(a) 300,000 303,824
Series 2020-2A, Class C,
3.28%, 5/15/2025(a) 405,000 420,614
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Flagship Credit Auto Trust
Series 2018-2, Class B,
3.56%, 5/15/2023(a) 1,550,000 1,582,796
Series 2018-4, Class B,
3.88%, 10/16/2023(a) 380,000 392,090
Series 2020-1, Class B,
2.05%, 2/17/2025(a) 230,000 233,881
Series 2020-2, Class C,
3.80%, 4/15/2026(a) 65,000 68,762
Ford Credit Auto Owner Trust,
Series 2018-1, Class A,
3.19%, 7/15/2031(a) 1,900,000 2,033,993
GLS Auto Receivables Issuer
Trust
Series 2019-2A, Class A,
3.06%, 4/17/2023(a) 255,990 258,822
Series 2019-4A, Class B,
2.78%, 9/16/2024(a) 425,000 432,205
GLS Auto Receivables Trust,
Series 2018-3A, Class B,
3.78%, 8/15/2023(a) 650,000 663,206
GM Financial Consumer
Automobile Receivables
Trust, Series 2020-2, Class
A3, 1.49%, 12/16/2024 275,000 280,697
NextGear Floorplan Master
Owner Trust
Series 2018-1A, Class A2,
3.22%, 2/15/2023(a) 1,060,000 1,070,123
Series 2018-2A, Class A2,
3.69%, 10/15/2023(a) 845,000 853,951
Series 2020-1A, Class A2,
1.55%, 2/15/2025(a) 100,000 96,611
Santander Consumer Auto
Receivables Trust, Series
2020-AA, Class C, 3.71%,
2/17/2026(a) 385,000 406,101
Santander Drive Auto
Receivables Trust
Series 2019-2, Class C,
2.90%, 10/15/2024 1,035,000 1,057,514
Series 2020-2, Class B,
0.96%, 11/15/2024 320,000 321,083
Series 2018-5, Class C,
3.81%, 12/16/2024 340,000 346,212
Toyota Auto Loan Extended
Note Trust, Series 2020-
1A, Class A, 1.35%,
5/25/2033(a) 405,000 415,686
Westlake Automobile
Receivables Trust
Series 2019-1A, Class B,
3.26%, 10/17/2022(a) 485,000 492,076
Series 2019-2A, Class B,
2.62%, 7/15/2024(a) 1,495,000 1,516,283
Series 2020-2A, Class C,
2.01%, 7/15/2025(a) 370,000 372,779
25,869,808

26 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Loomis Core Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other 1.1%
Onemain Financial Issuance
Trust, Series 2018-
1A, Class A, 3.30%,
3/14/2029(a) 3,585,000 3,633,365
Planet Fitness Master Issuer
LLC, Series 2018-1A, Class
A2II, 4.67%, 9/5/2048(a) 913,725 912,485
SCF Equipment Leasing LLC,
Series 2018-1A, Class A2,
3.63%, 10/20/2024(a) 507,544 511,571
SoFi Consumer Loan Program
Trust, Series 2018-2, Class
A2, 3.35%, 4/26/2027(a) 994,275 1,001,908
6,059,329
Student Loan 0.3%
Massachusetts Educational
Financing Authority, Series
2018-A, Class A, 3.85%,
5/25/2033 627,848 648,862
Navient Private Education
Refi Loan Trust, Series
2020-BA, Class A2, 2.12%,
1/15/2069(a) 520,000 529,012
SoFi Professional Loan
Program LLC, Series
2018-A, Class A2B, 2.95%,
2/25/2042(a) 700,000 720,324
1,898,198
Total Asset-Backed Securities
(cost $34,321,918)
34,967,864
Collateralized Mortgage Obligations 14.3%
Federal Agricultural Mortgage
Corp., Series 2017-1, Class
A2, 3.72%, 3/25/2047(a)(b) 470,762 487,893
FHLMC REMICS
Series 1666, Class J,
6.25%, 1/15/2024 118,335 126,064
Series 3747, Class CY,
4.50%, 10/15/2040 1,000,000 1,216,873
Series 3934, Class KB,
5.00%, 10/15/2041 1,000,000 1,167,950
Series 4030, Class BE,
4.00%, 4/15/2042 2,511,000 3,086,284
FNMA REMICS
Series 2010-92, Class B,
4.50%, 8/25/2030 1,500,000 1,816,423
Series 2017-82, Class FG,
0.42%, 11/25/2032(b) 14,605,752 14,572,252
Series 2004-29, Class PS,
IO, 7.43%, 5/25/2034(b) 2,004,109 527,527
Series 2004-37, Class AL,
4.50%, 6/25/2034 1,100,000 1,351,594
Series 2016-32, Class SA,
IO, 5.93%, 10/25/2034(b) 9,775,031 1,881,781
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2014-78, Class QY,
3.00%, 12/25/2034 6,125,455 6,966,378
Series 2010-57, Class SA,
IO, 6.28%, 6/25/2040(b) 2,801,571 591,584
Series 2010-63, Class SA,
IO, 6.33%, 6/25/2040(b) 2,409,479 510,659
Series 2010-118, Class SN,
IO, 6.43%, 10/25/2040(b) 12,051,621 2,718,596
Series 2013-18, Class FB,
0.52%, 10/25/2041(b) 982,062 983,201
Series 2012-14, Class Z,
4.00%, 3/25/2042 916,665 1,018,645
Series 2015-55, Class IN,
IO, 4.50%, 8/25/2045 692,226 100,394
Series 2016-40, Class GA,
3.55%, 7/25/2046(b) 656,364 686,082
Series 2017-26, Class ID,
IO, 3.50%, 4/25/2047 941,399 68,905
Series 2018-4, Class FM,
0.47%, 2/25/2048(b) 851,671 851,340
Series 2019-31, Class FA,
0.57%, 7/25/2049(b) 2,629,313 2,635,206
Series 2019-81, Class FJ,
0.67%, 1/25/2050(b) 1,811,577 1,821,368
GNMA REMICS
Series 2009-61, Class ZQ,
6.00%, 8/16/2039 3,162,720 4,198,791
Series 2019-21, Class , IO,
4.50%, 2/20/2049 9,301,133 1,236,262
Series 2019-117, Class LI,
IO, 3.50%, 9/20/2049 4,664,728 370,630
Series 2019-132, Class LI,
IO, 3.50%, 10/20/2049 1,560,204 105,493
Series 2012-H20, Class PT,
1.02%, 7/20/2062(b) 844,020 843,037
Series 2018-H02, Class ZJ,
4.33%, 10/20/2064(b) 501,984 574,199
Series 2017-H12, Class EZ,
4.56%, 6/20/2066(b) 587,649 668,393
Series 2017-H13, Class JZ,
4.62%, 5/20/2067(b) 642,221 691,501
Series 2017-H22, Class FD,
0.38%, 11/20/2067(b) 344,301 343,196
Series 2017-H25, Class FD,
0.33%, 12/20/2067(b) 358,879 357,408
Series 2019-H01, Class FT,
0.58%, 10/20/2068(b) 9,564,860 9,539,928
Series 2019-H07, Class BZ,
4.27%, 1/20/2069(b) 3,910,820 5,237,207
Series 2019-H05, Class FT,
0.60%, 4/20/2069(b) 6,338,503 6,286,924
Series 2019-H13, Class FT,
0.62%, 8/20/2069(b) 999,491 998,512
Series 2019-H18, Class DF,
0.58%, 10/20/2069(b) 918,091 914,681
Total Collateralized Mortgage Obligations
(cost $72,371,129)
77,553,161

Nationwide Loomis Core Bond Fund - July 31, 2020 (Unaudited) - Statement of Investments - 27
Commercial Mortgage-Backed Securities 7.0%
Principal
Amount ($) Value ($)
BANK
Series 2020-BN25, Class
A5, 2.65%, 1/15/2063 1,030,000 1,129,822
Series 2020-BN26, Class
A4, 2.40%, 3/15/2063 2,050,000 2,205,459
Citigroup Commercial
Mortgage Trust , Series
2019-C7, Class A4, 3.10%,
12/15/2072 910,000 1,026,842
COMM Mortgage Trust ,
Series 2013-CR6, Class A4,
3.10%, 3/10/2046 4,450,000 4,617,503
CSAIL Commercial Mortgage
Trust , Series 2019-
C18, Class A4, 2.97%,
12/15/2052 765,000 845,754
CSMC OA LLC , Series 2014-
USA, Class A2, 3.95%,
9/15/2037(a) 530,000 512,936
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K107, Class X1, IO,
1.59%, 1/25/2030(b) 484,898 62,622
Series K-1513, Class X1,
IO, 0.86%, 8/25/2034(b) 979,380 85,205
FNMA ACES REMICS, Series
2020-M33, Class X, IO,
2.06%, 6/25/2028(b) 1,025,000 111,749
GNMA REMICS, Series 2018-
82 IO, 0.50%, 5/16/2058(b) 23,274,344 1,153,802
GS Mortgage Securities Trust
Series 2014-GC18, Class
A4, 4.07%, 1/10/2047 4,139,865 4,486,743
Series 2020-GC45, Class
A5, 2.91%, 2/13/2053 415,000 461,948
Hudsons Bay Simon JV Trust ,
Series 2015-HB10, Class
A10, 4.16%, 8/5/2034(a) 2,015,000 1,612,108
JPMDB Commercial Mortgage
Securities Trust , Series
2019-COR6, Class A4,
3.06%, 11/13/2052 1,390,000 1,559,722
Morgan Stanley Bank of
America Merrill Lynch Trust ,
Series 2013-C11, Class A4,
4.15%, 8/15/2046(b) 1,130,000 1,217,142
Starwood Retail Property
Trust , Series 2014-
STAR, Class A, 1.64%,
11/15/2027(a)(b) 655,893 449,113
UBS-Barclays Commercial
Mortgage Trust
Series 2013-C5, Class A4,
3.18%, 3/10/2046 6,270,000 6,516,663
Series 2013-C6, Class A4,
3.24%, 4/10/2046 4,440,000 4,620,189
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Wells Fargo Commercial
Mortgage Trust , Series
2013-LC12, Class A4,
4.22%, 7/15/2046(b) 1,505,000 1,621,274
WFRBS Commercial
Mortgage Trust , Series
2014-C19, Class A5, 4.10%,
3/15/2047 3,490,000 3,817,940
Total Commercial Mortgage-Backed
Securities
(cost $37,217,014) 38,114,536
Corporate Bonds 43.2%
Aerospace & Defense 0.3%
Huntington Ingalls Industries,
Inc. ,
4.20%, 5/1/2030(a) 175,000 205,302
Raytheon Technologies Corp. ,
4.50%, 6/1/2042 630,000 842,130
Textron, Inc. ,
3.00%, 6/1/2030 685,000 714,034
1,761,466
Airlines 0.4%
Delta Air Lines, Inc. ,
2.90%, 10/28/2024 710,000 616,020
Southwest Airlines Co. ,
5.13%, 6/15/2027 1,575,000 1,652,519
2,268,539
Auto Components 0.2%
BorgWarner, Inc. ,
2.65%, 7/1/2027 465,000 492,895
Lear Corp. ,
5.25%, 5/15/2049 320,000 343,125
836,020
Automobiles 0.7%
BMW US Capital LLC ,
1.85%, 9/15/2021(a) 1,090,000 1,102,612
Daimler Finance North
America LLC ,
2.63%, 3/10/2030(a) 165,000 169,491
Hyundai Capital America ,
3.95%, 2/1/2022(a) 1,320,000 1,370,138
3.00%, 2/10/2027(a) 665,000 686,867
Volkswagen Group of America
Finance LLC ,
3.35%, 5/13/2025(a) 490,000 534,671
3,863,779
Banks 13.8%
ABN AMRO Bank NV ,
2.65%, 1/19/2021(a) 1,905,000 1,924,604
ANZ New Zealand Int'l Ltd. ,
1.90%, 2/13/2023(a) 1,415,000 1,456,613
Bank of America Corp. ,
(SOFR + 1.15%), 1.32%,
6/19/2026(c) 1,825,000 1,848,085

28 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(ICE LIBOR USD 3
Month + 1.32%), 4.08%,
4/23/2040(c) 570,000 717,626
(SOFR + 1.93%), 2.68%,
6/19/2041(c) 1,310,000 1,396,770
Bank of Ireland Group plc ,
4.50%, 11/25/2023(a) 620,000 670,450
Bank of Montreal ,
1.85%, 5/1/2025 1,330,000 1,402,248
Bank of New Zealand ,
2.00%, 2/21/2025(a) 2,080,000 2,183,247
Bank of Nova Scotia (The) ,
1.63%, 5/1/2023 2,505,000 2,581,978
1.30%, 6/11/2025 1,810,000 1,849,385
Banque Federative du Credit
Mutuel SA ,
3.75%, 7/20/2023(a) 765,000 831,786
2.38%, 11/21/2024(a) 985,000 1,047,523
Barclays plc ,
(ICE LIBOR USD 3
Month + 1.40%), 4.61%,
2/15/2023(c) 945,000 996,334
(ICE LIBOR USD 3 Month +
1.61%), 3.93%, 5/7/2025(c) 545,000 596,116
BNP Paribas SA ,
(ICE LIBOR USD 3
Month + 1.11%), 2.82%,
11/19/2025(a)(c) 880,000 934,709
(SOFR + 2.07%), 2.22%,
6/9/2026(a)(c) 1,270,000 1,320,213
(SOFR + 1.51%), 3.05%,
1/13/2031(a)(c) 325,000 354,568
Citibank NA ,
(ICE LIBOR USD 3
Month + 0.60%), 2.84%,
5/20/2022(c) 745,000 758,576
Citigroup, Inc. ,
(SOFR + 2.75%), 3.11%,
4/8/2026(c) 535,000 581,483
(SOFR + 2.11%), 2.57%,
6/3/2031(c) 1,190,000 1,263,749
Citizens Financial Group, Inc. ,
3.25%, 4/30/2030 300,000 340,438
Comerica, Inc. ,
3.70%, 7/31/2023 570,000 616,547
Cooperatieve Rabobank UA ,
2.75%, 1/10/2023 460,000 484,900
Credit Agricole SA ,
3.75%, 4/24/2023(a) 1,365,000 1,471,126
(SOFRINDX + 1.68%),
1.91%, 6/16/2026(a)(c) 1,395,000 1,435,548
Danske Bank A/S ,
3.88%, 9/12/2023(a) 1,910,000 2,056,438
DNB Bank ASA ,
2.15%, 12/2/2022(a) 1,430,000 1,485,127
HSBC Holdings plc ,
(SOFR + 2.39%), 2.85%,
6/4/2031(c) 800,000 837,836
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co. ,
(ICE LIBOR USD 3 Month +
0.70%), 3.21%, 4/1/2023(c) 1,005,000 1,049,733
(SOFR + 1.46%), 1.51%,
6/1/2024(c) 2,510,000 2,568,985
(SOFR + 2.52%), 2.96%,
5/13/2031(c) 685,000 746,441
KeyCorp ,
2.25%, 4/6/2027 1,440,000 1,537,378
Lloyds Banking Group plc ,
4.05%, 8/16/2023 905,000 991,843
National Australia Bank Ltd. ,
3.70%, 11/4/2021 1,675,000 1,743,519
Natwest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.55%),
3.07%, 5/22/2028(c) 1,185,000 1,273,465
NatWest Markets plc ,
3.63%, 9/29/2022(a) 1,920,000 2,028,348
PNC Financial Services
Group, Inc. (The) ,
2.60%, 7/23/2026 355,000 393,287
Royal Bank of Canada ,
1.15%, 6/10/2025 2,575,000 2,623,643
Santander Holdings USA, Inc. ,
3.45%, 6/2/2025 1,475,000 1,578,229
3.24%, 10/5/2026 1,075,000 1,139,848
Santander UK plc ,
2.50%, 1/5/2021 355,000 358,207
(ICE LIBOR USD 3 Month +
0.62%), 0.97%, 6/1/2021(c) 425,000 426,764
2.88%, 6/18/2024 980,000 1,053,450
Societe Generale SA ,
2.63%, 1/22/2025(a) 850,000 880,851
1.38%, 7/8/2025(a) 2,655,000 2,712,793
Standard Chartered plc ,
(ICE LIBOR USD 3
Month + 1.56%), 3.79%,
5/21/2025(a)(c) 1,015,000 1,083,309
(ICE LIBOR USD 3
Month + 1.21%), 2.82%,
1/30/2026(a)(c) 1,400,000 1,443,572
Sumitomo Mitsui Financial
Group, Inc. ,
2.78%, 7/12/2022 350,000 364,921
2.13%, 7/8/2030 700,000 726,449
Svenska Handelsbanken AB ,
3.90%, 11/20/2023 1,035,000 1,146,414
Truist Financial Corp. ,
3.05%, 6/20/2022 1,620,000 1,697,198
2.50%, 8/1/2024 560,000 599,733
1.13%, 8/3/2027 2,700,000 2,673,783
1.95%, 6/5/2030 1,135,000 1,194,455
UniCredit SpA ,
3.75%, 4/12/2022(a) 1,730,000 1,785,224

Nationwide Loomis Core Bond Fund - July 31, 2020 (Unaudited) - Statement of Investments - 29
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
UniCredit SpA,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.75%),
5.46%, 6/30/2035(a)(c) 630,000 647,675
US Bancorp ,
1.45%, 5/12/2025 2,535,000 2,630,486
Wells Fargo & Co. ,
(SOFR + 2.00%), 2.19%,
4/30/2026(c) 635,000 662,779
(SOFR + 2.10%), 2.39%,
6/2/2028(c) 1,420,000 1,491,849
Westpac Banking Corp. ,
2.80%, 1/11/2022 525,000 543,423
75,242,077
Beverages 0.1%
Brown-Forman Corp. ,
3.50%, 4/15/2025 390,000 437,529
Building Products 0.1%
Carrier Global Corp. ,
2.24%, 2/15/2025(a) 350,000 365,564
Lennox International, Inc. ,
1.70%, 8/1/2027 180,000 182,175
Owens Corning ,
3.88%, 6/1/2030 205,000 225,018
772,757
Capital Markets 3.4%
Ares Capital Corp. ,
3.25%, 7/15/2025 1,310,000 1,294,268
3.88%, 1/15/2026 330,000 335,392
Bank of New York Mellon
Corp. (The) ,
1.60%, 4/24/2025 1,135,000 1,185,093
Brookfield Finance LLC ,
3.45%, 4/15/2050 350,000 364,741
Credit Suisse Group AG ,
(SOFR + 2.04%), 2.19%,
6/5/2026(a)(c) 1,650,000 1,700,413
Deutsche Bank AG ,
(SOFR + 2.58%), 3.96%,
11/26/2025(c) 665,000 709,187
E*TRADE Financial Corp. ,
2.95%, 8/24/2022 1,075,000 1,126,876
FS KKR Capital Corp. ,
4.13%, 2/1/2025 510,000 495,975
Intercontinental Exchange,
Inc. ,
3.00%, 6/15/2050 640,000 731,426
KKR Group Finance Co. VII
LLC ,
3.63%, 2/25/2050(a) 370,000 386,029
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(d) 4,000,000 48,000
Macquarie Bank Ltd. ,
2.10%, 10/17/2022(a) 1,870,000 1,933,231
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Northern Trust Corp. ,
(ICE LIBOR USD 3 Month +
1.13%), 3.38%, 5/8/2032(c) 1,750,000 1,913,480
Oaktree Specialty Lending
Corp. ,
3.50%, 2/25/2025 260,000 259,979
Owl Rock Capital Corp. ,
4.25%, 1/15/2026 1,545,000 1,547,333
State Street Corp. ,
(ICE LIBOR USD 3
Month + 0.64%), 2.65%,
5/15/2023(c) 1,080,000 1,123,457
(SOFR + 2.60%), 2.90%,
3/30/2026(a)(c) 495,000 540,699
UBS AG ,
1.75%, 4/21/2022(a) 2,505,000 2,557,627
18,253,206
Chemicals 0.3%
Cabot Corp. ,
4.00%, 7/1/2029 625,000 667,922
DuPont de Nemours, Inc. ,
2.17%, 5/1/2023 840,000 856,848
PPG Industries, Inc. ,
2.55%, 6/15/2030 170,000 183,280
1,708,050
Commercial Services & Supplies 0.0%
†
Waste Connections, Inc. ,
3.05%, 4/1/2050 175,000 195,141
Consumer Finance 2.2%
American Express Co. ,
3.70%, 8/3/2023 1,005,000 1,095,206
American Honda Finance
Corp. ,
3.63%, 10/10/2023 575,000 628,578
2.15%, 9/10/2024 200,000 211,216
Avolon Holdings Funding Ltd. ,
3.63%, 5/1/2022(a) 705,000 675,849
Capital One Financial Corp. ,
3.90%, 1/29/2024 1,325,000 1,451,563
Caterpillar Financial Services
Corp. ,
3.65%, 12/7/2023 965,000 1,065,347
Ford Motor Credit Co. LLC ,
2.98%, 8/3/2022 1,400,000 1,403,206
4.27%, 1/9/2027 480,000 487,344
General Motors Financial Co.,
Inc. ,
2.90%, 2/26/2025 490,000 507,019
Harley-Davidson Financial
Services, Inc. ,
4.05%, 2/4/2022(a) 400,000 415,494
3.35%, 2/15/2023(a) 335,000 345,580
3.35%, 6/8/2025(a) 535,000 561,674
John Deere Capital Corp. ,
2.60%, 3/7/2024 255,000 273,730
LeasePlan Corp. NV ,
2.88%, 10/24/2024(a) 780,000 808,182

30 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Toyota Motor Credit Corp. ,
1.80%, 2/13/2025 1,950,000 2,042,090
11,972,078
Containers & Packaging 0.1%
CCL Industries, Inc. ,
3.05%, 6/1/2030(a) 355,000 371,524
Sonoco Products Co. ,
3.13%, 5/1/2030 280,000 308,137
679,661
Diversified Financial Services 1.1%
Element Fleet Management
Corp. ,
3.85%, 6/15/2025(a) 1,125,000 1,183,973
GE Capital Funding LLC ,
4.05%, 5/15/2027(a) 1,775,000 1,888,596
Mitsubishi UFJ Lease &
Finance Co. Ltd. ,
2.65%, 9/19/2022(a) 1,400,000 1,440,370
National Rural Utilities
Cooperative Finance Corp. ,
4.30%, 3/15/2049 470,000 648,867
ORIX Corp. ,
3.25%, 12/4/2024 635,000 694,000
Pine Street Trust II ,
5.57%, 2/15/2049(a) 275,000 345,436
6,201,242
Diversified Telecommunication Services 0.5%
AT&T, Inc. ,
3.10%, 2/1/2043 1,335,000 1,367,490
3.65%, 6/1/2051 1,125,000 1,227,169
2,594,659
Electric Utilities 1.7%
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a) 1,335,000 1,557,497
American Electric Power Co.,
Inc. ,
Series J, 4.30%, 12/1/2028 1,000,000 1,204,427
3.25%, 3/1/2050 235,000 268,710
Duke Energy Corp. ,
2.65%, 9/1/2026 450,000 496,056
Entergy Mississippi LLC ,
3.85%, 6/1/2049 255,000 328,352
Entergy Texas, Inc. ,
3.45%, 12/1/2027 415,000 454,973
FirstEnergy Corp. ,
Series B, 2.25%, 9/1/2030 425,000 421,132
IPALCO Enterprises, Inc. ,
4.25%, 5/1/2030(a) 50,000 55,171
ITC Holdings Corp. ,
2.95%, 5/14/2030(a) 630,000 698,460
Kentucky Utilities Co. ,
3.30%, 6/1/2050 175,000 206,808
NextEra Energy Capital
Holdings, Inc. ,
2.40%, 9/1/2021 745,000 761,616
2.25%, 6/1/2030 795,000 856,184
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
PacifiCorp ,
3.30%, 3/15/2051 215,000 264,142
Public Service Co. of
Colorado ,
Series 35, 1.90%, 1/15/2031 420,000 444,812
Vistra Operations Co. LLC ,
4.30%, 7/15/2029(a) 980,000 1,057,969
9,076,309
Electronic Equipment, Instruments & Components 0.3%
Amphenol Corp. ,
2.05%, 3/1/2025 230,000 242,921
Flex Ltd. ,
3.75%, 2/1/2026 275,000 300,210
4.88%, 6/15/2029 640,000 737,974
Jabil, Inc. ,
3.00%, 1/15/2031 435,000 441,241
1,722,346
Energy Equipment & Services 0.3%
National Oilwell Varco, Inc. ,
3.60%, 12/1/2029 615,000 609,214
Schlumberger Investment SA ,
2.65%, 6/26/2030 915,000 949,490
1,558,704
Equity Real Estate Investment Trusts (REITs) 1.3%
Alexandria Real Estate
Equities, Inc. ,
1.88%, 2/1/2033 1,070,000 1,077,043
Boston Properties LP ,
4.13%, 5/15/2021 1,475,000 1,502,390
Brixmor Operating Partnership
LP ,
4.05%, 7/1/2030 105,000 110,444
Equinix , Inc. ,
1.80%, 7/15/2027 540,000 551,972
Essex Portfolio LP ,
2.65%, 3/15/2032 270,000 290,939
Federal Realty Investment
Trust ,
3.50%, 6/1/2030 610,000 663,206
Healthpeak Properties, Inc. ,
3.00%, 1/15/2030 425,000 458,130
Kimco Realty Corp. ,
3.70%, 10/1/2049 350,000 357,873
Omega Healthcare Investors,
Inc. ,
4.50%, 1/15/2025 405,000 428,840
Realty Income Corp. ,
3.25%, 1/15/2031 460,000 516,058
Simon Property Group LP ,
3.80%, 7/15/2050 470,000 515,714
Welltower , Inc. ,
2.75%, 1/15/2031 370,000 377,394
6,850,003

Nationwide Loomis Core Bond Fund - July 31, 2020 (Unaudited) - Statement of Investments - 31
Corporate Bonds
Principal
Amount ($) Value ($)
Food & Staples Retailing 0.4%
Alimentation Couche-Tard,
Inc. ,
2.70%, 7/26/2022(a) 1,710,000 1,763,905
Sysco Corp. ,
3.30%, 2/15/2050 520,000 503,603
2,267,508
Food Products 0.6%
Bunge Ltd. Finance Corp. ,
4.35%, 3/15/2024 1,000,000 1,098,336
Campbell Soup Co. ,
3.13%, 4/24/2050 315,000 348,995
Cargill, Inc. ,
2.13%, 4/23/2030(a) 335,000 354,775
Hershey Co. (The) ,
0.90%, 6/1/2025 415,000 420,356
Mondelez International, Inc. ,
2.75%, 4/13/2030 715,000 793,350
3,015,812
Health Care Equipment & Supplies 1.0%
Abbott Laboratories ,
3.40%, 11/30/2023 1,508,000 1,646,305
Becton Dickinson and Co. ,
3.79%, 5/20/2050 1,255,000 1,528,038
DH Europe Finance II Sarl ,
2.20%, 11/15/2024 840,000 891,457
Stryker Corp. ,
2.90%, 6/15/2050 1,275,000 1,393,742
5,459,542
Health Care Providers & Services 0.7%
AmerisourceBergen Corp. ,
2.80%, 5/15/2030 1,090,000 1,184,014
Anthem, Inc. ,
4.10%, 3/1/2028 1,000,000 1,193,457
Cigna Corp. ,
3.75%, 7/15/2023 605,000 659,082
4.50%, 2/25/2026 140,000 165,148
CVS Health Corp. ,
4.30%, 3/25/2028 675,000 801,891
4,003,592
Hotels, Restaurants & Leisure 0.4%
Choice Hotels International,
Inc. ,
3.70%, 12/1/2029 325,000 335,887
3.70%, 1/15/2031 235,000 245,265
Marriott International, Inc. ,
Series Z, 4.15%, 12/1/2023 655,000 684,635
Royal Caribbean Cruises Ltd. ,
2.65%, 11/28/2020 1,050,000 1,036,875
2,302,662
Household Durables 0.4%
DR Horton, Inc. ,
2.55%, 12/1/2020 1,080,000 1,087,380
Panasonic Corp. ,
2.54%, 7/19/2022(a) 975,000 1,005,960
2,093,340
Corporate Bonds
Principal
Amount ($) Value ($)
Household Products 0.0%
†
Kimberly-Clark de Mexico
SAB de CV ,
2.43%, 7/1/2031(a) 200,000 202,750
Independent Power and Renewable Electricity Producers
0.4%
AES Corp. (The) ,
3.30%, 7/15/2025(a) 795,000 853,345
Exelon Generation Co. LLC ,
4.25%, 6/15/2022 1,330,000 1,410,469
2,263,814
Insurance 2.6%
Aflac, Inc. ,
4.75%, 1/15/2049 355,000 486,829
American Financial Group,
Inc. ,
3.50%, 8/15/2026 1,075,000 1,162,290
American International Group,
Inc. ,
3.30%, 3/1/2021 1,560,000 1,583,555
Arch Capital Group Ltd. ,
3.64%, 6/30/2050 655,000 744,515
Assurant, Inc. ,
4.20%, 9/27/2023 565,000 598,919
Athene Global Funding ,
2.50%, 1/14/2025(a) 1,035,000 1,060,522
Brighthouse Financial, Inc. ,
3.70%, 6/22/2027 245,000 255,320
4.70%, 6/22/2047 805,000 798,091
Five Corners Funding Trust II ,
2.85%, 5/15/2030(a) 1,250,000 1,352,850
Global Atlantic Fin Co. ,
4.40%, 10/15/2029(a) 530,000 552,359
Guardian Life Insurance Co.
of America (The) ,
3.70%, 1/22/2070(a) 220,000 250,083
Jackson National Life Global
Funding ,
3.88%, 6/11/2025(a) 195,000 219,246
Manulife Financial Corp. ,
2.48%, 5/19/2027 650,000 687,115
Nationwide Mutual Insurance
Co. ,
4.35%, 4/30/2050(a)(e) 470,000 532,703
Reliance Standard Life Global
Funding II ,
3.85%, 9/19/2023(a) 960,000 1,033,075
2.75%, 5/7/2025(a) 1,270,000 1,321,106
Unum Group ,
4.50%, 3/15/2025 705,000 778,128
4.50%, 12/15/2049 725,000 738,202
14,154,908
Internet & Direct Marketing Retail 0.4%
Amazon.com, Inc. ,
2.50%, 6/3/2050 485,000 528,134
eBay, Inc. ,
1.90%, 3/11/2025 580,000 610,950

32 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Internet & Direct Marketing Retail
Expedia Group, Inc. ,
6.25%, 5/1/2025(a) 725,000 792,237
1,931,321
IT Services 0.5%
DXC Technology Co. ,
4.13%, 4/15/2025 215,000 231,961
IBM Credit LLC ,
2.20%, 9/8/2022 1,075,000 1,117,578
Western Union Co. (The) ,
4.25%, 6/9/2023 1,240,000 1,341,545
2,691,084
Leisure Products 0.1%
Hasbro, Inc. ,
3.55%, 11/19/2026 710,000 751,926
Machinery 0.5%
CNH Industrial Capital LLC ,
1.95%, 7/2/2023 560,000 565,213
Kennametal, Inc. ,
4.63%, 6/15/2028 765,000 841,375
Timken Co. (The) ,
4.50%, 12/15/2028 660,000 731,330
Westinghouse Air Brake
Technologies Corp. ,
3.20%, 6/15/2025 685,000 715,587
2,853,505
Media 0.4%
Discovery Communications
LLC ,
4.65%, 5/15/2050 635,000 762,258
Interpublic Group of Cos., Inc.
(The) ,
3.50%, 10/1/2020 310,000 311,497
ViacomCBS , Inc. ,
4.95%, 1/15/2031 375,000 452,924
6.88%, 4/30/2036 440,000 615,897
2,142,576
Metals & Mining 0.1%
Glencore Funding LLC ,
4.13%, 3/12/2024(a) 290,000 313,076
Reliance Steel & Aluminum
Co. ,
2.15%, 8/15/2030 120,000 120,323
433,399
Multi-Utilities 0.4%
Dominion Energy, Inc. ,
3.07%, 8/15/2024(f) 405,000 439,904
Series B, 3.60%, 3/15/2027 780,000 886,561
DTE Energy Co. ,
Series C, 2.53%,
10/1/2024(f) 495,000 527,508
Puget Energy, Inc. ,
4.10%, 6/15/2030(a) 200,000 224,304
2,078,277
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels 2.4%
Aker BP ASA ,
3.75%, 1/15/2030(a) 670,000 664,049
Canadian Natural Resources
Ltd. ,
2.95%, 7/15/2030 710,000 728,393
Chevron Corp. ,
2.24%, 5/11/2030 1,005,000 1,086,526
Diamondback Energy, Inc. ,
4.75%, 5/31/2025 1,040,000 1,130,218
Enterprise Products Operating
LLC ,
3.20%, 2/15/2052 1,340,000 1,330,357
Equinor ASA ,
2.38%, 5/22/2030 320,000 343,770
3.25%, 11/18/2049 350,000 401,221
3.70%, 4/6/2050 230,000 284,412
Kinder Morgan, Inc. ,
7.80%, 8/1/2031 1,195,000 1,670,334
Marathon Petroleum Corp. ,
4.70%, 5/1/2025 530,000 602,953
Midwest Connector Capital
Co. LLC ,
3.63%, 4/1/2022(a) 830,000 831,033
MPLX LP ,
(ICE LIBOR USD 3 Month +
0.90%), 1.21%, 9/9/2021(c) 2,000,000 1,990,409
ONEOK, Inc. ,
3.10%, 3/15/2030 700,000 660,876
7.15%, 1/15/2051 470,000 581,891
Plains All American Pipeline
LP ,
3.80%, 9/15/2030 135,000 135,034
Total Capital International SA ,
3.39%, 6/29/2060 650,000 761,450
13,202,926
Pharmaceuticals 0.9%
Bayer US Finance II LLC ,
3.38%, 7/15/2024(a) 605,000 656,009
Novartis Capital Corp. ,
2.75%, 8/14/2050 1,020,000 1,162,269
Perrigo Finance Unlimited Co. ,
3.15%, 6/15/2030 205,000 218,486
Pfizer, Inc. ,
3.45%, 3/15/2029 1,000,000 1,195,886
Takeda Pharmaceutical Co.
Ltd. ,
2.05%, 3/31/2030 1,235,000 1,272,248
Upjohn, Inc. ,
4.00%, 6/22/2050(a) 150,000 170,947
4,675,845
Road & Rail 0.8%
Penske Truck Leasing Co. LP ,
4.13%, 8/1/2023(a) 1,315,000 1,423,287
4.00%, 7/15/2025(a) 400,000 448,802
4.45%, 1/29/2026(a) 240,000 273,177
Ryder System, Inc. ,
3.88%, 12/1/2023 525,000 573,822
4.63%, 6/1/2025 745,000 854,245

Nationwide Loomis Core Bond Fund - July 31, 2020 (Unaudited) - Statement of Investments - 33
Corporate Bonds
Principal
Amount ($) Value ($)
Road & Rail
Union Pacific Corp. ,
3.95%, 8/15/2059 485,000 619,887
4,193,220
Semiconductors & Semiconductor Equipment 0.7%
Broadcom, Inc. ,
4.15%, 11/15/2030(a) 1,185,000 1,330,780
Marvell Technology Group
Ltd. ,
4.20%, 6/22/2023 940,000 1,017,234
Microchip Technology, Inc. ,
3.92%, 6/1/2021 355,000 363,423
2.67%, 9/1/2023(a) 860,000 889,213
Texas Instruments, Inc. ,
2.25%, 9/4/2029 225,000 245,592
3,846,242
Software 0.2%
Infor, Inc. ,
1.45%, 7/15/2023(a) 585,000 591,252
Oracle Corp. ,
3.60%, 4/1/2050 480,000 571,817
1,163,069
Specialty Retail 0.4%
AutoNation, Inc. ,
3.50%, 11/15/2024 800,000 846,405
4.50%, 10/1/2025 675,000 741,948
Best Buy Co., Inc. ,
4.45%, 10/1/2028 465,000 549,552
2,137,905
Technology Hardware, Storage & Peripherals 1.0%
Apple, Inc. ,
3.35%, 2/9/2027 180,000 207,537
Hewlett Packard Enterprise
Co. ,
3.50%, 10/5/2021 415,000 428,149
1.45%, 4/1/2024 1,335,000 1,335,766
4.65%, 10/1/2024 815,000 916,449
HP, Inc. ,
3.00%, 6/17/2027 1,085,000 1,168,499
NetApp, Inc. ,
1.88%, 6/22/2025 535,000 554,958
Seagate HDD Cayman ,
4.88%, 3/1/2024 685,000 744,837
4.13%, 1/15/2031(a) 175,000 187,831
5,544,026
Textiles, Apparel & Luxury Goods 0.2%
PVH Corp. ,
4.63%, 7/10/2025(a) 805,000 825,093
Thrifts & Mortgage Finance 0.3%
Nationwide Building Society ,
(ICE LIBOR USD 3 Month +
1.39%), 4.36%, 8/1/2024(a)
(c) 1,310,000 1,430,063
Corporate Bonds
Principal
Amount ($) Value ($)
Trading Companies & Distributors 0.4%
Air Lease Corp. ,
3.25%, 10/1/2029 510,000 491,374
Aviation Capital Group LLC ,
3.88%, 5/1/2023(a) 835,000 819,126
GATX Corp. ,
4.00%, 6/30/2030 110,000 123,455
WW Grainger, Inc. ,
1.85%, 2/15/2025 715,000 752,272
2,186,227
Wireless Telecommunication Services 0.2%
SK Telecom Co. Ltd. ,
3.75%, 4/16/2023(a) 560,000 600,011
T-Mobile USA, Inc. ,
2.05%, 2/15/2028(a) 385,000 395,345
995,356
Total Corporate Bonds
(cost $224,272,010)
234,839,554
Foreign Government Security 0.2%
CANADA 0.2%
Province of Saskatchewan ,
9.38%, 12/15/2020 1,000,000 1,032,008
Total Foreign Government Security
(cost $1,001,782)
1,032,008
Mortgage-Backed Securities 6.9%
FNMA Pool
Pool# AN3476
4.03%, 11/1/2031 4,039,821 4,841,434
Pool# AM6492
3.76%, 8/1/2034 2,283,346 2,790,821
FNMA UMBS Pool
Pool# 292234
8.00%, 8/1/2024 413 414
Pool# 303300
8.50%, 5/1/2025 2,157 2,355
Pool# 342718
6.50%, 5/1/2026 10,831 12,053
Pool# 250764
7.50%, 12/1/2026 26,687 29,554
Pool# 402854
6.00%, 12/1/2027 5,365 5,964
Pool# 251497
6.00%, 12/1/2027 288 321
Pool# 415652
6.50%, 3/1/2028 2,629 2,925
Pool# 432037
6.00%, 7/1/2028 31,948 35,549
Pool# 437979
6.00%, 8/1/2028 9,603 10,677
Pool# 446099
6.00%, 10/1/2028 4,537 5,045

34 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Loomis Core Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 440738
6.00%, 12/1/2028 36,116 40,442
Pool# 453865
6.00%, 12/1/2028 33,080 36,797
Pool# 450653
6.00%, 12/1/2028 28,610 31,821
Pool# 252212
6.50%, 1/1/2029 59,529 67,884
Pool# 504076
6.50%, 6/1/2029 28,994 33,595
Pool# 484939
6.50%, 6/1/2029 8,963 9,974
Pool# 252570
6.50%, 7/1/2029 26,013 29,553
Pool# 506638
6.50%, 8/1/2029 10,449 11,627
Pool# 535300
6.50%, 5/1/2030 34,336 39,820
Pool# 539932
7.00%, 5/1/2030 5,016 5,033
Pool# 725027
5.00%, 11/1/2033 441,314 506,202
Pool# 725205
5.00%, 3/1/2034 150,619 172,712
Pool# MA3209
3.00%, 12/1/2047 4,078,411 4,318,800
Pool# MA3275
3.00%, 2/1/2048 4,096,391 4,337,840
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
2.00%, 9/25/2035 1,029,000 1,068,874
2.50%, 9/25/2035 1,971,000 2,065,854
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.50%, 9/25/2050 2,015,000
2,113,547
GNMA I Pool
Pool# 348637
7.50%, 5/15/2023 4,046 4,185
Pool# 354696
6.50%, 12/15/2023 2,852 3,142
Pool# 369270
6.50%, 12/15/2023 1,450 1,598
Pool# 368677
7.50%, 1/15/2024 4,827 4,895
Pool# 359986
7.50%, 1/15/2024 414 415
Pool# 362734
7.50%, 1/15/2024 146 147
Pool# 371909
6.50%, 2/15/2024 4,094 4,510
Pool# 392055
7.00%, 4/15/2024 1,706 1,711
Pool# 442138
8.00%, 11/15/2026 20,628 22,694
Pool# 399109
7.50%, 2/15/2027 6,685 7,180
Pool# 445661
7.50%, 7/15/2027 2,699 2,756
Pool# 443887
7.50%, 8/15/2027 4,579 4,672
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 455381
7.50%, 8/15/2027 3,278 3,630
Pool# 450591
7.50%, 8/15/2027 579 597
Pool# 453295
7.50%, 8/15/2027 343 358
Pool# 446699
6.00%, 8/15/2028 7,983 8,859
Pool# 482748
6.00%, 9/15/2028 30,669 34,039
Pool# 460906
6.00%, 9/15/2028 6,378 7,071
Pool# 476969
6.50%, 1/15/2029 22,443 24,726
Pool# 781029
6.50%, 5/15/2029 75,144 87,472
Pool# 503106
6.50%, 6/15/2029 10,260 11,436
GNMA II Pool
Pool# 767673
4.63%, 4/20/2064(b) 1,134,451 1,248,723
Pool# BA7614
4.54%, 5/20/2067(b) 920,899 1,033,792
Pool# BC3943
4.46%, 6/20/2067(b) 3,672,101 4,232,734
Pool# BB0088
4.70%, 7/20/2067(b) 4,075,156 4,789,358
GNMA TBA
3.00%, 8/15/2050 3,000,000
3,172,318
Total Mortgage-Backed Securities
(cost $35,126,558)
37,340,505
U.S. Treasury Obligations 20.0%
U.S. Treasury Bonds
4.25%, 5/15/2039 570,000 902,916
4.38%, 11/15/2039 2,400,000 3,872,437
1.13%, 5/15/2040 17,455,000 17,915,239
4.38%, 5/15/2040 8,870,000 14,395,733
2.25%, 8/15/2049 11,385,000 14,341,987
2.00%, 2/15/2050 8,630,000 10,362,742
1.25%, 5/15/2050 5,390,000 5,454,427
U.S. Treasury Notes
0.38%, 3/31/2022 9,375,000 9,413,086
1.13%, 2/28/2025 14,990,000 15,625,318
0.25%, 5/31/2025 1,055,000 1,057,143
0.25%, 6/30/2025 15,195,000 15,219,336
Total U.S. Treasury Obligations
(cost $100,359,129)
108,560,364

Nationwide Loomis Core Bond Fund - July 31, 2020 (Unaudited) - Statement of Investments - 35
Short-Term Investments 1.3%
Principal
Amount ($) Value ($)
U.S. Treasury Obligations 1.3%
U.S. Treasury Bills
0.17%, 9/10/2020 4,000,000 3,999,641
0.13%, 10/8/2020 1,000,000 999,833
0.11%, 10/15/2020 2,000,000 1,999,625
Total U.S. Treasury Obligations
(cost $6,998,568)
6,999,099
Total Short-Term Investments
(cost $6,998,568)
6,999,099
Total Investments
(cost $511,668,108) — 99.3%
539,407,091
Other assets in excess of
liabilities — 0.7% 3,885,982
NET ASSETS — 100.0%
$ 543,293,073
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at July 31, 2020 was
$104,217,160 which represents 19.18% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2020.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2020.
(d) Security in default.
(e) Investment in affiliate.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at July 31, 2020.
ACES Alternative Credit Enhancement Services
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of July 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
U.S. Treasury 5 Year Note (37) 9/2020 USD (4,666,625) (22,584)
U.S. Treasury 10 Year Note (48) 9/2020 USD (6,723,750) (58,297)
U.S. Treasury 10 Year Ultra Note (68) 9/2020 USD (10,829,000) (156,920)
U.S. Treasury Ultra Bond (20) 9/2020 USD (4,553,750) (201,356)
(439,157)
At July 31, 2020, the Fund had $850,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

36 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Loomis Core Bond Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Loomis Core Bond Fund - July 31, 2020 (Unaudited) - Statement of Investments - 37
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2020. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings
.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 34,967,864 $ – $ 34,967,864
Collateralized Mortgage Obligations – 77,553,161 – 77,553,161
Commercial Mortgage-Backed Securities – 38,114,536 – 38,114,536
Corporate Bonds – 234,839,554 – 234,839,554
Foreign Government Security – 1,032,008 – 1,032,008
Mortgage-Backed Securities – 37,340,505 – 37,340,505
Short-Term Investments – 6,999,099 – 6,999,099
U.S. Treasury Obligations – 108,560,364 – 108,560,364
Total Assets $ – $ 539,407,091 $ – $ 539,407,091
Liabilities:
Futures Contracts $ (439,157) $ – $ – $ (439,157)
Total Liabilities $ (439,157) $ – $ – $ (439,157)
Total $ (439,157) $ 539,407,091 $ – $ 538,967,934
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

38 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Loomis Core Bond Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2020:
Liabilities: Fair Value
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (439,157)
Total $ (439,157)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Loomis Short Term Bond Fund - July 31, 2020 (Unaudited) - Statement of Investments - 39
Asset-Backed Securities 24.2%
Principal
Amount ($) Value ($)
Automobiles 19.2%
Ally Auto Receivables Trust,
Series 2019-4, Class A3,
1.84%, 6/17/2024 1,135,000 1,157,935
American Credit Acceptance
Receivables Trust
Series 2020-1, Class B,
2.08%, 12/13/2023(a) 115,000 115,927
Series 2020-2, Class B,
2.48%, 9/13/2024(a) 165,000 168,486
Series 2019-4, Class C,
2.69%, 12/12/2025(a) 840,000 857,719
Americredit Automobile
Receivables Trust
Series 2019-1, Class A3,
2.97%, 11/20/2023 430,000 439,174
Series 2019-2, Class B,
2.54%, 7/18/2024 1,255,000 1,292,861
AmeriCredit Automobile
Receivables Trust, Series
2020-2, Class B, 0.97%,
2/18/2026 25,000 25,074
Avis Budget Rental Car
Funding AESOP LLC,
Series 2019-2A, Class A,
3.35%, 9/22/2025(a) 570,000 583,847
Bank of The West Auto Trust,
Series 2019-1, Class A3,
2.43%, 4/15/2024(a) 485,000 496,693
Carmax Auto Owner Trust
Series 2019-4, Class A2A,
2.01%, 3/15/2023 511,541 516,161
Series 2020-1, Class A2,
1.87%, 4/17/2023 1,225,000 1,237,399
Carvana Auto Receivables
Trust, Series 2019-
3A, Class A3, 2.34%,
6/15/2023(a) 675,000 682,473
CPS Auto Receivables Trust
Series 2018-D, Class B,
3.61%, 11/15/2022(a) 695,475 699,982
Series 2019-C, Class B,
2.63%, 8/15/2023(a) 380,000 384,067
Series 2018-A, Class C,
3.05%, 12/15/2023(a) 107,455 108,191
Credit Acceptance Auto Loan
Trust
Series 2018-2A, Class A,
3.47%, 5/17/2027(a) 628,842 635,947
Series 2019-3A, Class A,
2.38%, 11/15/2028(a) 250,000 255,676
Series 2020-2A, Class A,
1.37%, 7/16/2029(a) 280,000 280,612
Drive Auto Receivables Trust
Series 2019-3, Class B,
2.65%, 2/15/2024 365,000 371,562
Series 2020-1, Class B,
2.08%, 7/15/2024 335,000 340,730
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
DT Auto Owner Trust
Series 2018-3A, Class B,
3.56%, 9/15/2022(a) 832,217 837,263
Series 2018-2A, Class C,
3.67%, 3/15/2024(a) 495,017 498,448
Series 2019-1A, Class C,
3.61%, 11/15/2024(a) 350,000 357,396
Series 2019-2A, Class C,
3.18%, 2/18/2025(a) 85,000 86,888
Series 2020-2A, Class C,
3.28%, 3/16/2026(a) 135,000 139,933
Exeter Automobile
Receivables Trust
Series 2020-1A, Class B,
2.26%, 4/15/2024(a) 175,000 177,231
Series 2020-2A, Class C,
3.28%, 5/15/2025(a) 185,000 192,132
First Investors Auto Owner
Trust
Series 2018-2A, Class A1,
3.23%, 12/15/2022(a) 52,917 53,054
Series 2019-1A, Class A,
2.89%, 3/15/2024(a) 213,881 216,865
Series 2019-2A, Class A,
2.21%, 9/16/2024(a) 319,341 323,853
Flagship Credit Auto Trust
Series 2018-2, Class B,
3.56%, 5/15/2023(a) 995,000 1,016,053
Series 2020-1, Class A,
1.90%, 8/15/2024(a) 664,291 672,565
Series 2018-3, Class B,
3.59%, 12/16/2024(a) 460,000 470,631
Series 2020-1, Class B,
2.05%, 2/17/2025(a) 705,000 716,897
Ford Credit Auto Lease Trust,
Series 2020-A, Class A3,
1.85%, 3/15/2023 320,000 325,296
Ford Credit Auto Owner Trust
Series 2019-B, Class A2A,
2.35%, 2/15/2022 259,221 260,535
Series 2019-C, Class A3,
1.87%, 3/15/2024 985,000 1,010,280
Ford Credit Floorplan Master
Owner Trust, Series 2019-1,
Class A, 2.84%, 3/15/2024 735,000 759,509
Foursight Capital Automobile
Receivables Trust, Series
2018-2, Class A3, 3.64%,
5/15/2023(a) 743,481 753,346
GLS Auto Receivables Issuer
Trust
Series 2019-2A, Class A,
3.06%, 4/17/2023(a) 319,110 322,642
Series 2019-4A, Class B,
2.78%, 9/16/2024(a) 260,000 264,407
GLS Auto Receivables Trust,
Series 2018-3A, Class B,
3.78%, 8/15/2023(a) 430,000 438,736

40 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
GM Financial Automobile
Leasing Trust, Series
2020-2, Class A3, 0.80%,
7/20/2023 105,000 105,653
GM Financial Consumer
Automobile Receivables
Trust
Series 2020-1, Class A2,
1.83%, 1/17/2023 383,789 386,714
Series 2019-3, Class A3,
2.18%, 4/16/2024 475,000 486,564
Harley-Davidson Motorcycle
Trust, Series 2020-A, Class
A3, 1.87%, 10/15/2024 275,000 280,978
Honda Auto Receivables
Owner Trust, Series 2019-4,
Class A3, 1.83%, 1/18/2024 1,090,000 1,119,066
Hyundai Auto Lease
Securitization Trust
Series 2020-A, Class A2,
1.90%, 5/16/2022(a) 560,000 564,465
Series 2020-A, Class A3,
1.95%, 7/17/2023(a) 950,000 969,933
Hyundai Auto Receivables
Trust, Series 2019-B, Class
A3, 1.94%, 2/15/2024 830,000 850,305
Mercedes-Benz Auto Lease
Trust
Series 2019-B, Class A2,
2.01%, 12/15/2021 584,346 587,113
Series 2020-A, Class A3,
1.84%, 12/15/2022 455,000 463,405
NextGear Floorplan Master
Owner Trust
Series 2018-1A, Class A2,
3.22%, 2/15/2023(a) 610,000 615,826
Series 2018-2A, Class A2,
3.69%, 10/15/2023(a) 580,000 586,144
Nissan Auto Lease Trust,
Series 2020-A, Class A3,
1.84%, 1/17/2023 400,000 406,281
Prestige Auto Receivables
Trust, Series 2019-
1A, Class A3, 2.45%,
5/15/2023(a) 1,135,000 1,151,369
Santander Consumer Auto
Receivables Trust, Series
2020-AA, Class C, 3.71%,
2/17/2026(a) 175,000 184,591
Santander Drive Auto
Receivables Trust
Series 2018-4, Class B,
3.27%, 1/17/2023 145,866 146,234
Series 2019-2, Class C,
2.90%, 10/15/2024 485,000 495,550
Series 2020-2, Class B,
0.96%, 11/15/2024 120,000 120,406
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Toyota Auto Loan Extended
Note Trust, Series 2020-
1A, Class A, 1.35%,
5/25/2033(a) 170,000 174,486
Toyota Auto Receivables
Owner Trust
Series 2019-D, Class A3,
1.92%, 1/16/2024 1,080,000 1,107,157
Series 2020-A, Class A3,
1.66%, 5/15/2024 2,260,000 2,315,181
United Auto Credit
Securitization Trust, Series
2020-1, Class B, 1.47%,
11/10/2022(a) 505,000 506,359
Westlake Automobile
Receivables Trust
Series 2019-1A, Class B,
3.26%, 10/17/2022(a) 80,000 81,167
Series 2019-2A, Class B,
2.62%, 7/15/2024(a) 905,000 917,883
Series 2020-2A, Class C,
2.01%, 7/15/2025(a) 165,000 166,240
Wheels SPV 2 LLC, Series
2019-1A, Class A2, 2.30%,
5/22/2028(a) 309,221 312,844
World Omni Auto Receivables
Trust
Series 2020-A, Class A2,
1.71%, 11/15/2022 1,700,000 1,717,923
Series 2020-A, Class A3,
1.70%, 1/17/2023 1,580,000 1,612,586
Series 2019-C, Class A3,
1.96%, 12/16/2024 1,320,000 1,355,076
Series 2020-B, Class A3,
0.63%, 5/15/2025 465,000 467,352
World Omni Automobile Lease
Securitization Trust, Series
2018-A, Class A3, 2.83%,
7/15/2021 99,022 99,116
40,898,443
Credit Card 1.0%
Barclays Dryrock Issuance
Trust, Series 2019-1, Class
A, 1.96%, 5/15/2025 925,000 949,580
World Financial Network
Credit Card Master Trust,
Series 2019-B, Class A,
2.49%, 4/15/2026 1,200,000 1,233,730
2,183,310
Other 3.0%
CNH Equipment Trust, Series
2020-A, Class A3, 1.16%,
6/16/2025 95,000 96,310
Diamond Resorts Owner
Trust, Series 2018-1, Class
A, 3.70%, 1/21/2031(a) 240,615 244,078

Nationwide Loomis Short Term Bond Fund - July 31, 2020 (Unaudited) - Statement of Investments - 41
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
GreatAmerica Leasing
Receivables Funding LLC
Series 2020-1, Class A2,
1.76%, 6/15/2022(a) 1,825,000 1,840,107
Series 2020-1, Class A3,
1.76%, 8/15/2023(a) 600,000 604,146
Onemain Financial Issuance
Trust, Series 2018-
1A, Class A, 3.30%,
3/14/2029(a) 1,965,000 1,991,510
SCF Equipment Leasing LLC,
Series 2018-1A, Class A2,
3.63%, 10/20/2024(a) 324,217 326,789
SoFi Consumer Loan Program
Trust
Series 2018-2, Class A2,
3.35%, 4/26/2027(a) 557,874 562,157
Series 2018-4, Class A,
3.54%, 11/26/2027(a) 369,784 373,167
Verizon Owner Trust, Series
2018-A, Class A1A, 3.23%,
4/20/2023 445,000 454,114
6,492,378
Student Loan 1.0%
Massachusetts Educational
Financing Authority, Series
2018-A, Class A, 3.85%,
5/25/2033 416,362 430,298
SoFi Professional Loan
Program LLC, Series
2018-A, Class A1, 0.52%,
2/25/2042(a)(b) 167,947 166,643
SoFi Professional Loan
Program Trust
Series 2020-A, Class A1FX,
2.06%, 5/15/2046(a) 1,440,101 1,453,351
Series 2018-B, Class A1FX,
2.64%, 8/25/2047(a) 9,028 9,043
2,059,335
Total Asset-Backed Securities
(cost $50,762,847)
51,633,466
Collateralized Mortgage Obligations 1.7%
FHLMC REMICS
Series 3755, Class AL,
1.50%, 11/15/2020 2,130 2,130
Series 3645, Class EH,
3.00%, 12/15/2020 10 11
Series 3852, Class EA,
4.50%, 12/15/2021 443 444
Series 4060, Class EA,
1.75%, 6/15/2022 61,532 61,887
Series 2611, Class HD,
5.00%, 5/15/2023 46,996 48,979
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
FHLMC REMICS
Series 3585, Class LA,
3.50%, 10/15/2024 12,054 12,496
Series 3609, Class LE,
3.00%, 12/15/2024 90 90
Series 3718, Class BC,
2.00%, 2/15/2025 14,267 14,341
Series 3721, Class PE,
3.50%, 9/15/2040 89,764 98,046
FNMA REMICS
Series 2012-99, Class TC,
1.50%, 9/25/2022 87,059 87,415
Series 2012-100, Class WA,
1.50%, 9/25/2027 221,751 224,933
Series 2012-93, Class DP,
1.50%, 9/25/2027 203,398 206,505
GNMA REMICS
Series 2009-104, Class KE,
2.50%, 8/16/2039 34,456 35,299
Series 2009-88, Class QE,
3.00%, 9/16/2039 59,171 60,766
Series 2011-39, Class NE,
3.50%, 9/16/2039 93,965 99,857
Series 2010-H22, Class FE,
0.53%, 5/20/2059(b) 131,120 130,782
Series 2010-H02, Class FA,
0.86%, 2/20/2060(b) 364,832 366,918
Series 2011-H11, Class FA,
0.68%, 3/20/2061(b) 219,154 218,959
Series 2011-H23, Class HA,
3.00%, 12/20/2061 12,555 12,916
Series 2012-H18, Class NA,
0.70%, 8/20/2062(b) 108,792 108,766
Series 2016-H13, Class FT,
0.76%, 5/20/2066(b) 88,558 88,619
Series 2017-H25, Class FD,
0.33%, 12/20/2067(b) 275,228 274,099
Series 2019-H01, Class FJ,
0.48%, 9/20/2068(b) 211,574 210,694
Series 2019-H01, Class FT,
0.58%, 10/20/2068(b) 474,417 473,181
Series 2019-H13, Class FT,
0.62%, 8/20/2069(b) 812,864 812,068
Total Collateralized Mortgage Obligations
(cost $3,643,698)
3,650,201

42 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Commercial Mortgage-Backed Securities 1.5%
Principal
Amount ($) Value ($)
Benchmark Mortgage Trust ,
Series 2019-B10, Class A1,
2.79%, 3/15/2062 1,587,556 1,637,439
CSMC OA LLC , Series 2014-
USA, Class A2, 3.95%,
9/15/2037(a) 295,000 285,502
Starwood Retail Property
Trust , Series 2014-
STAR, Class A, 1.64%,
11/15/2027(a)(b) 336,810 230,626
Wells Fargo Commercial
Mortgage Trust , Series
2013-LC12, Class A4,
4.22%, 7/15/2046(b) 1,015,000 1,093,417
Total Commercial Mortgage-Backed
Securities
(cost $3,328,340) 3,246,984
Corporate Bonds 63.9%
Aerospace & Defense 0.0%
†
Raytheon Technologies Corp. ,
3.65%, 8/16/2023 23,000 24,958
Airlines 0.6%
Delta Air Lines, Inc. ,
2.60%, 12/4/2020 825,000 822,834
Southwest Airlines Co. ,
5.25%, 5/4/2025 255,000 273,102
5.13%, 6/15/2027 255,000 267,550
1,363,486
Auto Components 0.1%
BorgWarner, Inc. ,
2.65%, 7/1/2027 135,000 143,099
Dana, Inc. ,
5.63%, 6/15/2028 50,000 52,500
195,599
Automobiles 2.2%
BMW Finance NV ,
2.25%, 8/12/2022(a) 1,200,000 1,236,893
BMW US Capital LLC ,
3.45%, 4/12/2023(a) 750,000 802,430
Hyundai Capital America ,
3.00%, 2/10/2027(a) 380,000 392,496
Nissan Motor Acceptance
Corp. ,
2.15%, 9/28/2020(a) 1,200,000 1,198,906
Volkswagen Group of America
Finance LLC ,
4.25%, 11/13/2023(a) 765,000 844,820
3.35%, 5/13/2025(a) 280,000 305,526
4,781,071
Banks 19.3%
ANZ New Zealand Int'l Ltd. ,
2.75%, 1/22/2021(a) 1,560,000 1,578,222
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Australia & New Zealand
Banking Group Ltd. ,
2.05%, 11/21/2022 1,200,000 1,244,222
Banco Santander SA ,
2.75%, 5/28/2025 600,000 634,833
Bank of America Corp. ,
(SOFR + 1.15%), 1.32%,
6/19/2026(c) 735,000 744,297
(SOFR + 1.53%), 1.90%,
7/23/2031(c) 525,000 534,093
Bank of Ireland Group plc ,
4.50%, 11/25/2023(a) 360,000 389,294
Bank of Montreal ,
2.05%, 11/1/2022 1,190,000 1,234,102
1.85%, 5/1/2025 525,000 553,519
Bank of Nova Scotia (The) ,
1.95%, 2/1/2023 1,190,000 1,231,618
1.30%, 6/11/2025 620,000 633,491
Banque Federative du Credit
Mutuel SA ,
2.38%, 11/21/2024(a) 590,000 627,450
Barclays plc ,
(ICE LIBOR USD 3
Month + 1.40%), 4.61%,
2/15/2023(c) 415,000 437,544
BNP Paribas SA ,
(ICE LIBOR USD 3
Month + 2.24%), 4.70%,
1/10/2025(a)(c) 545,000 608,795
(SOFR + 2.07%), 2.22%,
6/9/2026(a)(c) 550,000 571,746
Canadian Imperial Bank of
Commerce ,
2.70%, 2/2/2021 210,000 212,498
Citigroup, Inc. ,
(SOFR + 0.87%), 2.31%,
11/4/2022(c) 335,000 342,179
(ICE LIBOR USD 3
Month + 0.72%), 3.14%,
1/24/2023(c) 650,000 672,920
Comerica, Inc. ,
3.70%, 7/31/2023 375,000 405,623
Commonwealth Bank of
Australia ,
3.45%, 3/16/2023(a) 680,000 733,411
Credit Agricole SA ,
3.75%, 4/24/2023(a) 595,000 641,260
(SOFRINDX + 1.68%),
1.91%, 6/16/2026(a)(c) 575,000 591,713
Danske Bank A/S ,
3.88%, 9/12/2023(a) 1,225,000 1,318,920
DNB Bank ASA ,
2.15%, 12/2/2022(a) 845,000 877,575
Fifth Third Bank NA ,
3.35%, 7/26/2021 1,370,000 1,406,684
1.80%, 1/30/2023 1,005,000 1,035,659
ING Groep NV ,
4.10%, 10/2/2023 790,000 870,587

Nationwide Loomis Short Term Bond Fund - July 31, 2020 (Unaudited) - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co. ,
(ICE LIBOR USD 3 Month +
0.70%), 3.21%, 4/1/2023(c) 590,000 616,261
KeyBank NA ,
3.30%, 2/1/2022 500,000 521,544
Lloyds Banking Group plc ,
4.05%, 8/16/2023 340,000 372,626
Mitsubishi UFJ Financial
Group, Inc. ,
2.67%, 7/25/2022 540,000 561,641
Mizuho Financial Group, Inc. ,
(ICE LIBOR USD 3
Month + 0.84%), 2.72%,
7/16/2023(c) 1,150,000 1,193,995
National Australia Bank Ltd. ,
3.70%, 11/4/2021 1,125,000 1,171,020
1.88%, 12/13/2022 1,215,000 1,256,094
National Bank of Canada ,
2.15%, 10/7/2022(a) 645,000 666,218
NatWest Markets plc ,
3.63%, 9/29/2022(a) 1,200,000 1,267,718
Royal Bank of Canada ,
2.80%, 4/29/2022 1,260,000 1,311,336
1.95%, 1/17/2023 1,030,000 1,066,877
Santander Holdings USA, Inc. ,
3.45%, 6/2/2025 610,000 652,691
Santander UK plc ,
(ICE LIBOR USD 3 Month +
0.62%), 0.97%, 6/1/2021(c) 545,000 547,262
2.10%, 1/13/2023 815,000 844,592
Skandinaviska Enskilda
Banken AB ,
2.20%, 12/12/2022(a) 1,210,000 1,257,494
Societe Generale SA ,
2.63%, 1/22/2025(a) 495,000 512,966
1.38%, 7/8/2025(a) 1,055,000 1,077,965
Standard Chartered plc ,
(ICE LIBOR USD 3
Month + 1.21%), 2.82%,
1/30/2026(a)(c) 820,000 845,520
Sumitomo Mitsui Financial
Group, Inc. ,
1.47%, 7/8/2025 790,000 807,044
Svenska Handelsbanken AB ,
3.90%, 11/20/2023 685,000 758,738
Truist Bank ,
(ICE LIBOR USD 3
Month + 0.50%), 3.53%,
10/26/2021(c) 1,045,000 1,052,636
Truist Financial Corp. ,
3.05%, 6/20/2022 395,000 413,823
1.13%, 8/3/2027 1,050,000 1,039,805
UniCredit SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.75%),
5.46%, 6/30/2035(a)(c) 200,000 205,611
Westpac Banking Corp. ,
2.80%, 1/11/2022 325,000 336,405
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Westpac Banking Corp.,
2.00%, 1/13/2023 605,000 627,726
41,117,863
Beverages 0.3%
Bacardi Ltd. ,
4.45%, 5/15/2025(a) 565,000 627,637
Biotechnology 0.3%
AbbVie, Inc. ,
2.15%, 11/19/2021(a) 580,000 592,168
Building Products 0.2%
American Woodmark Corp. ,
4.88%, 3/15/2026(a) 95,000 95,475
Carrier Global Corp. ,
2.24%, 2/15/2025(a) 200,000 208,893
Lennox International, Inc. ,
1.35%, 8/1/2025 160,000 161,379
Summit Materials LLC ,
5.25%, 1/15/2029(a) 35,000 36,313
502,060
Capital Markets 3.0%
Ameriprise Financial, Inc. ,
3.00%, 3/22/2022 505,000 525,818
Ares Capital Corp. ,
3.25%, 7/15/2025 530,000 523,635
3.88%, 1/15/2026 130,000 132,124
Charles Schwab Corp. (The) ,
3.25%, 5/21/2021 120,000 122,554
Credit Suisse AG ,
2.10%, 11/12/2021 415,000 424,215
Credit Suisse Group AG ,
(SOFR + 2.04%), 2.19%,
6/5/2026(a)(c) 720,000 741,998
FS KKR Capital Corp. ,
4.13%, 2/1/2025 300,000 291,750
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013*(d) 500,000 6,000
Macquarie Bank Ltd. ,
2.10%, 10/17/2022(a) 1,210,000 1,250,914
Nomura Holdings, Inc. ,
1.85%, 7/16/2025 1,050,000 1,066,333
Oaktree Specialty Lending
Corp. ,
3.50%, 2/25/2025 150,000 149,988
Owl Rock Capital Corp. ,
4.25%, 1/15/2026 605,000 605,914
USAA Capital Corp. ,
2.63%, 6/1/2021(a) 555,000 566,059
6,407,302
Chemicals 0.4%
DuPont de Nemours, Inc. ,
2.17%, 5/1/2023 340,000 346,820
Ecolab, Inc. ,
4.35%, 12/8/2021 445,000 468,720
815,540

44 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance 5.6%
American Express Co. ,
3.70%, 11/5/2021 1,310,000 1,360,789
3.70%, 8/3/2023 665,000 724,688
Capital One Financial Corp. ,
3.90%, 1/29/2024 855,000 936,669
Caterpillar Financial Services
Corp. ,
1.95%, 11/18/2022 1,200,000 1,242,845
0.65%, 7/7/2023 820,000 824,617
Ford Motor Credit Co. LLC ,
4.27%, 1/9/2027 340,000 345,202
General Motors Financial Co.,
Inc. ,
2.90%, 2/26/2025 290,000 300,072
Harley-Davidson Financial
Services, Inc. ,
4.05%, 2/4/2022(a) 230,000 238,909
3.35%, 2/15/2023(a) 205,000 211,474
3.35%, 6/8/2025(a) 70,000 73,490
John Deere Capital Corp. ,
0.70%, 7/5/2023 1,005,000 1,015,447
LeasePlan Corp. NV ,
2.88%, 10/24/2024(a) 495,000 512,885
Navient Corp. ,
7.25%, 1/25/2022 600,000 630,000
5.00%, 3/15/2027 135,000 129,263
PACCAR Financial Corp. ,
1.90%, 2/7/2023 960,000 993,340
1.80%, 2/6/2025 135,000 141,531
Synchrony Financial ,
2.85%, 7/25/2022 155,000 158,524
4.38%, 3/19/2024 120,000 127,666
Toyota Motor Credit Corp. ,
3.05%, 1/8/2021 1,235,000 1,250,555
1.80%, 2/13/2025 765,000 801,128
12,019,094
Diversified Financial Services 1.6%
AIG Global Funding ,
0.80%, 7/7/2023(a) 1,050,000 1,056,279
Element Fleet Management
Corp. ,
3.85%, 6/15/2025(a) 435,000 457,803
Equitable Holdings, Inc. ,
3.90%, 4/20/2023 585,000 629,774
GE Capital Funding LLC ,
4.05%, 5/15/2027(a) 720,000 766,078
Shell International Finance
BV ,
2.38%, 4/6/2025 485,000 520,596
3,430,530
Diversified Telecommunication Services 0.5%
AT&T, Inc. ,
2.25%, 2/1/2032 530,000 543,425
British Telecommunications
plc ,
4.50%, 12/4/2023 400,000 447,001
990,426
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities 2.2%
Alliant Energy Finance LLC ,
3.75%, 6/15/2023(a) 820,000 884,489
American Electric Power Co.,
Inc. ,
2.15%, 11/13/2020 1,635,000 1,643,232
DPL, Inc. ,
4.13%, 7/1/2025(a) 140,000 147,444
Eversource Energy ,
Series N, 3.80%, 12/1/2023 1,155,000 1,268,425
Pattern Energy Operations LP ,
4.50%, 8/15/2028(a) 100,000 106,000
Vistra Operations Co. LLC ,
3.70%, 1/30/2027(a) 600,000 634,649
4,684,239
Electronic Equipment, Instruments & Components 0.1%
Flex Ltd. ,
3.75%, 2/1/2026 120,000 131,000
Jabil, Inc. ,
3.00%, 1/15/2031 120,000 121,722
252,722
Energy Equipment & Services 0.1%
Schlumberger Investment SA ,
2.65%, 6/26/2030 265,000 274,989
Equity Real Estate Investment Trusts (REITs) 2.5%
Alexandria Real Estate
Equities, Inc. ,
1.88%, 2/1/2033 295,000 296,942
Digital Realty Trust LP ,
2.75%, 2/1/2023 1,235,000 1,297,545
Equinix , Inc. ,
1.80%, 7/15/2027 220,000 224,877
Federal Realty Investment
Trust ,
3.95%, 1/15/2024 665,000 716,438
GLP Capital LP ,
5.25%, 6/1/2025 600,000 646,260
MGM Growth Properties
Operating Partnership LP ,
4.63%, 6/15/2025(a) 350,000 367,934
Realty Income Corp. ,
3.25%, 1/15/2031 95,000 106,577
Simon Property Group LP ,
2.63%, 6/15/2022 1,165,000 1,199,697
3.50%, 9/1/2025 295,000 325,215
Welltower , Inc. ,
2.75%, 1/15/2031 155,000 158,098
5,339,583
Food Products 0.6%
Bunge Ltd. Finance Corp. ,
4.35%, 3/15/2024 795,000 873,177
Conagra Brands, Inc. ,
(ICE LIBOR USD 3
Month + 0.50%), 0.77%,
10/9/2020(c) 200,000 200,029

Nationwide Loomis Short Term Bond Fund - July 31, 2020 (Unaudited) - Statement of Investments - 45
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Hershey Co. (The) ,
0.90%, 6/1/2025 170,000 172,194
1,245,400
Gas Utilities 0.4%
CenterPoint Energy
Resources Corp. ,
3.55%, 4/1/2023 750,000 807,004
Health Care Equipment & Supplies 1.3%
Becton Dickinson and Co. ,
(ICE LIBOR USD 3
Month + 0.88%), 1.18%,
12/29/2020(c) 1,079,000 1,079,217
Zimmer Biomet Holdings, Inc. ,
(ICE LIBOR USD 3
Month + 0.75%), 1.07%,
3/19/2021(c) 1,395,000 1,395,127
3.05%, 1/15/2026 255,000 278,397
2,752,741
Health Care Providers & Services 1.5%
Cigna Corp. ,
3.75%, 7/15/2023 535,000 582,824
CVS Health Corp. ,
3.70%, 3/9/2023 1,150,000 1,237,612
McKesson Corp. ,
3.65%, 11/30/2020 1,270,000 1,283,944
3,104,380
Hotels, Restaurants & Leisure 0.9%
Choice Hotels International,
Inc. ,
3.70%, 1/15/2031 65,000 67,839
Hyatt Hotels Corp. ,
5.38%, 4/23/2025 65,000 69,829
Marriott International, Inc. ,
Series Y, (ICE LIBOR USD
3 Month + 0.60%), 0.95%,
12/1/2020(c) 1,280,000 1,271,882
Royal Caribbean Cruises Ltd. ,
2.65%, 11/28/2020 420,000 414,750
1,824,300
Household Durables 0.6%
DR Horton, Inc. ,
2.55%, 12/1/2020 720,000 724,920
Panasonic Corp. ,
2.54%, 7/19/2022(a) 590,000 608,735
1,333,655
Independent Power and Renewable Electricity Producers
0.5%
AES Corp. (The) ,
3.30%, 7/15/2025(a) 315,000 338,118
Calpine Corp. ,
4.63%, 2/1/2029(a) 735,000 742,335
1,080,453
Corporate Bonds
Principal
Amount ($) Value ($)
Industrial Conglomerates 0.1%
Honeywell International, Inc. ,
1.85%, 11/1/2021 315,000 320,872
Insurance 6.1%
American International Group,
Inc. ,
2.50%, 6/30/2025 490,000 523,983
Aon Corp. ,
2.20%, 11/15/2022 1,195,000 1,240,673
Assurant, Inc. ,
4.20%, 9/27/2023 305,000 323,310
Athene Global Funding ,
2.50%, 1/14/2025(a) 570,000 584,055
Guardian Life Global Funding ,
1.10%, 6/23/2025(a) 995,000 1,005,258
Jackson National Life Global
Funding ,
(SOFR + 0.60%), 0.69%,
1/6/2023(a)(c) 1,205,000 1,195,090
Manulife Financial Corp. ,
2.48%, 5/19/2027 255,000 269,561
Marsh & McLennan Cos., Inc. ,
3.50%, 12/29/2020 645,000 653,189
MassMutual Global Funding II ,
2.25%, 7/1/2022(a) 990,000 1,026,533
0.85%, 6/9/2023(a) 1,054,000 1,066,031
Metropolitan Life Global
Funding I ,
2.40%, 6/17/2022(a) 560,000 581,927
0.90%, 6/8/2023(a) 445,000 450,289
0.95%, 7/2/2025(a) 490,000 496,064
New York Life Global Funding ,
0.95%, 6/24/2025(a) 950,000 966,341
Principal Life Global Funding
II ,
1.25%, 6/23/2025(a) 470,000 480,262
Protective Life Global
Funding ,
1.08%, 6/9/2023(a) 1,005,000 1,020,404
Reliance Standard Life Global
Funding II ,
2.15%, 1/21/2023(a) 575,000 588,510
Unum Group ,
4.50%, 3/15/2025 505,000 557,383
13,028,863
Interactive Media & Services 0.5%
Baidu, Inc. ,
3.88%, 9/29/2023 1,030,000 1,105,737
Internet & Direct Marketing Retail 0.5%
eBay, Inc. ,
1.90%, 3/11/2025 315,000 331,809
Expedia Group, Inc. ,
6.25%, 5/1/2025(a) 285,000 311,431
Match Group Holdings II LLC ,
4.63%, 6/1/2028(a) 350,000 369,586
1,012,826

46 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services 0.8%
DXC Technology Co. ,
4.13%, 4/15/2025 85,000 91,706
IBM Credit LLC ,
2.20%, 9/8/2022 620,000 644,556
Western Union Co. (The) ,
4.25%, 6/9/2023 825,000 892,560
1,628,822
Leisure Products 0.2%
Hasbro, Inc. ,
3.55%, 11/19/2026 420,000 444,801
Machinery 0.3%
CNH Industrial Capital LLC ,
1.95%, 7/2/2023 230,000 232,141
Westinghouse Air Brake
Technologies Corp. ,
3.20%, 6/15/2025 305,000 318,619
550,760
Media 0.5%
Interpublic Group of Cos., Inc.
(The) ,
3.50%, 10/1/2020 295,000 296,425
Outfront Media Capital LLC ,
6.25%, 6/15/2025(a) 415,000 421,225
ViacomCBS , Inc. ,
4.75%, 5/15/2025 290,000 333,837
1,051,487
Metals & Mining 0.5%
Freeport-McMoRan, Inc. ,
4.63%, 8/1/2030 250,000 267,500
Glencore Funding LLC ,
4.13%, 3/12/2024(a) 190,000 205,118
Reliance Steel & Aluminum
Co. ,
1.30%, 8/15/2025 570,000 570,924
1,043,542
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Starwood Property Trust, Inc. ,
3.63%, 2/1/2021 240,000 237,000
Multi-Utilities 0.1%
Dominion Energy, Inc. ,
3.07%, 8/15/2024(e) 295,000 320,424
Oil, Gas & Consumable Fuels 3.7%
BP Capital Markets America,
Inc. ,
3.19%, 4/6/2025 485,000 532,675
Canadian Natural Resources
Ltd. ,
2.95%, 7/15/2030 205,000 210,311
Cenovus Energy, Inc. ,
5.38%, 7/15/2025 345,000 345,443
Diamondback Energy, Inc. ,
4.75%, 5/31/2025 395,000 429,266
EQT Corp. ,
6.13%, 2/1/2025(e) 480,000 529,200
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Equinor ASA ,
1.75%, 1/22/2026 1,000,000 1,044,419
Marathon Petroleum Corp. ,
4.50%, 5/1/2023 680,000 736,787
Midwest Connector Capital
Co. LLC ,
3.63%, 4/1/2022(a) 770,000 770,959
MPLX LP ,
(ICE LIBOR USD 3 Month +
0.90%), 1.21%, 9/9/2021(c) 395,000 393,106
3.38%, 3/15/2023 780,000 821,097
Occidental Petroleum Corp. ,
8.00%, 7/15/2025 480,000 524,400
ONEOK, Inc. ,
5.85%, 1/15/2026 170,000 194,965
Phillips 66 ,
(ICE LIBOR USD 3
Month + 0.60%), 0.96%,
2/26/2021(c) 1,215,000 1,215,048
Plains All American Pipeline
LP ,
3.80%, 9/15/2030 55,000 55,014
7,802,690
Pharmaceuticals 1.8%
AstraZeneca plc ,
3.50%, 8/17/2023 695,000 756,240
Bayer US Finance II LLC ,
3.38%, 7/15/2024(a) 385,000 417,460
Bristol-Myers Squibb Co. ,
2.00%, 8/1/2022 100,000 103,081
Pfizer, Inc. ,
3.20%, 9/15/2023 675,000 732,527
Takeda Pharmaceutical Co.
Ltd. ,
4.00%, 11/26/2021 1,270,000 1,324,975
Upjohn, Inc. ,
2.30%, 6/22/2027(a) 505,000 531,545
3,865,828
Road & Rail 0.8%
Penske Truck Leasing Co. LP ,
4.13%, 8/1/2023(a) 845,000 914,584
4.00%, 7/15/2025(a) 45,000 50,490
Ryder System, Inc. ,
3.88%, 12/1/2023 350,000 382,548
4.63%, 6/1/2025 245,000 280,926
1,628,548
Semiconductors & Semiconductor Equipment 0.9%
Broadcom, Inc. ,
3.46%, 9/15/2026(a) 626,000 685,750
Marvell Technology Group
Ltd. ,
4.20%, 6/22/2023 600,000 649,298
Microchip Technology, Inc. ,
3.92%, 6/1/2021 230,000 235,458
2.67%, 9/1/2023(a) 335,000 346,379
1,916,885

Nationwide Loomis Short Term Bond Fund - July 31, 2020 (Unaudited) - Statement of Investments - 47
Corporate Bonds
Principal
Amount ($) Value ($)
Software 0.1%
Infor, Inc. ,
1.45%, 7/15/2023(a) 225,000 227,405
Technology Hardware, Storage & Peripherals 0.8%
Dell International LLC ,
5.85%, 7/15/2025(a) 390,000 454,430
Hewlett Packard Enterprise
Co. ,
3.50%, 10/5/2021 140,000 144,436
1.45%, 4/1/2024 540,000 540,310
4.65%, 10/1/2024 330,000 371,077
NetApp, Inc. ,
1.88%, 6/22/2025 215,000 223,021
Seagate HDD Cayman ,
4.13%, 1/15/2031(a) 50,000 53,666
1,786,940
Textiles, Apparel & Luxury Goods 0.4%
Levi Strauss & Co. ,
5.00%, 5/1/2025(a) 185,000 189,181
PVH Corp. ,
4.63%, 7/10/2025(a) 315,000 322,862
William Carter Co. (The) ,
5.50%, 5/15/2025(a) 350,000 372,425
884,468
Thrifts & Mortgage Finance 0.1%
Ladder Capital Finance
Holdings LLLP ,
4.25%, 2/1/2027(a) 295,000 249,275
Tobacco 0.1%
Altria Group, Inc. ,
2.35%, 5/6/2025 140,000 148,871
Trading Companies & Distributors 0.5%
Air Lease Corp. ,
3.50%, 1/15/2022 240,000 242,827
Aviation Capital Group LLC ,
3.88%, 5/1/2023(a) 515,000 505,209
United Rentals North America,
Inc. ,
3.88%, 2/15/2031∞ 285,000 285,000
1,033,036
Wireless Telecommunication Services 0.2%
SK Telecom Co. Ltd. ,
3.75%, 4/16/2023(a) 315,000 337,506
T-Mobile USA, Inc. ,
2.05%, 2/15/2028(a) 165,000 169,434
506,940
Total Corporate Bonds
(cost $131,438,404)
136,363,220
Mortgage-Backed Securities 1.3%
FHLMC Gold Pool
Pool# G14899
3.00%, 11/1/2023 135,766 142,420
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G13746
4.50%, 1/1/2025 79,405 84,461
Pool# J11719
4.00%, 2/1/2025 27,803 29,430
Pool# G13888
5.00%, 6/1/2025 21,407 22,499
Pool# J12635
4.00%, 7/1/2025 88,604 93,846
Pool# J12604
4.00%, 7/1/2025 83,064 87,950
Pool# G13908
4.00%, 10/1/2025 19,761 20,928
Pool# J19197
3.00%, 5/1/2027 262,644 276,115
Pool# G18437
3.00%, 6/1/2027 290,894 305,823
Pool# C00748
6.00%, 4/1/2029 8,803 9,948
Pool# C01418
5.50%, 10/1/2032 54,537 63,414
Pool# G01740
5.50%, 12/1/2034 31,270 36,618
Pool# G04342
6.00%, 4/1/2038 36,465 42,707
FHLMC Non Gold Pool
Pool# 972136
3.94%, 1/1/2034(b) 49,221 51,279
Pool# 848191
3.86%, 12/1/2034(b) 194,770 197,891
FNMA Pool# 815323 ,
2.33%, 1/1/2035 (b) 56,055
57,530
FNMA UMBS Pool
Pool# 981257
5.00%, 5/1/2023 31,822 33,434
Pool# 931892
4.50%, 9/1/2024 284,378 302,444
Pool# AL0802
4.50%, 4/1/2025 63,354 67,416
Pool# AB2518
4.00%, 3/1/2026 57,858 61,414
Pool# AB4998
3.00%, 4/1/2027 450,473 473,038
Pool# MA1174
3.00%, 9/1/2027 69,533 73,093
Pool# 190307
8.00%, 6/1/2030 704 840
Pool# 253516
8.00%, 11/1/2030 520 628
Pool# 725773
5.50%, 9/1/2034 66,822 78,213
Pool# 811773
5.50%, 1/1/2035 60,870 70,950
GNMA Pool# 5080 ,
4.00%, 6/20/2026 70,861
75,206
Total Mortgage-Backed Securities
(cost $2,666,788)
2,759,535

48 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Loomis Short Term Bond Fund
U.S. Treasury Obligations 6.1%
Principal
Amount ($) Value ($)
U.S. Treasury Notes
0.13%, 5/31/2022 7,190,000 7,189,438
0.13%, 6/30/2022 4,690,000 4,690,366
0.25%, 6/30/2025 1,065,000 1,066,706
Total U.S. Treasury Obligations
(cost $12,935,511)
12,946,510
Total Investments
(cost $204,775,588) — 98.7%
210,599,916
Other assets in excess of
liabilities — 1.3% 2,856,793
NET ASSETS — 100.0%
$ 213,456,709
* Denotes a non-income producing security.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at July 31, 2020 was
$74,312,098 which represents 34.81% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2020.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2020.
(d) Security in default.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at July 31, 2020.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of July 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
U.S. Treasury 5 Year Note (82) 9/2020 USD (10,342,250) (58,261)
U.S. Treasury 10 Year Ultra Note (44) 9/2020 USD (7,007,000) (99,911)
(158,172)
At July 31, 2020, the Fund had $327,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

Nationwide Loomis Short Term Bond Fund - July 31, 2020 (Unaudited) - Statement of Investments - 49
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 51,633,466 $ – $ 51,633,466
Collateralized Mortgage Obligations – 3,650,201 – 3,650,201
Commercial Mortgage-Backed Securities – 3,246,984 – 3,246,984
Corporate Bonds – 136,363,220 – 136,363,220
Mortgage-Backed Securities – 2,759,535 – 2,759,535
U.S. Treasury Obligations – 12,946,510 – 12,946,510
Total Assets $ – $ 210,599,916 $ – $ 210,599,916
Liabilities:
Futures Contracts $ (158,172) $ – $ – $ (158,172)
Total Liabilities $ (158,172) $ – $ – $ (158,172)
Total $ (158,172) $ 210,599,916 $ – $ 210,441,744
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

50 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Loomis Short Term Bond Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2020. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2020:
Liabilities: Fair Value
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (158,172)
Total $ (158,172)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Geneva Small Cap Growth Fund - July 31, 2020 (Unaudited) - Statement of Investments - 1
Common Stocks 96.5%
Shares Value ($)
Airlines 1.2%
Allegiant Travel Co. 138,966 15,568,361
Auto Components 4.2%
Dorman Products, Inc.* 195,677 15,996,595
Fox Factory Holding Corp.* 426,998 38,002,822
53,999,417
Banks 1.5%
Pacific Premier Bancorp, Inc. 441,429 9,274,423
Texas Capital Bancshares,
Inc.* 283,848 9,429,431
18,703,854
Building Products 4.4%
AAON, Inc. 370,575 21,956,569
Trex Co., Inc.* 243,433 33,917,520
55,874,089
Chemicals 2.0%
Balchem Corp. 251,235 25,188,821
Diversified Consumer Services 1.9%
Bright Horizons Family
Solutions, Inc.* 221,524 23,756,234
Electronic Equipment, Instruments & Components 4.0%
ePlus , Inc.* 228,002 16,995,269
Novanta , Inc.* 207,510 21,514,637
Rogers Corp.* 110,105 13,123,415
51,633,321
Food Products 1.6%
J & J Snack Foods Corp. 162,199 19,971,563
Health Care Equipment & Supplies 11.1%
Cantel Medical Corp. 184,710 8,727,547
Globus Medical, Inc., Class A* 346,187 16,679,290
LeMaitre Vascular, Inc.(a) 339,694 9,963,225
Masimo Corp.* 156,201 34,382,964
Neogen Corp.* 309,390 23,751,870
STAAR Surgical Co.* 502,903 29,263,926
Tactile Systems Technology,
Inc.* 477,216 19,556,312
142,325,134
Health Care Providers & Services 5.0%
HealthEquity , Inc.* 307,514 15,855,422
LHC Group, Inc.* 163,497 31,899,900
PetIQ , Inc.*(a) 458,745 16,739,605
64,494,927
Health Care Technology 5.4%
Omnicell , Inc.* 329,304 23,146,778
Tabula Rasa HealthCare,
Inc.*(a) 407,806 22,918,697
Vocera Communications, Inc.* 731,626 22,512,132
68,577,607
Hotels, Restaurants & Leisure 1.4%
Texas Roadhouse, Inc. 306,792 17,238,642
Household Products 1.0%
WD-40 Co.(a) 68,112 13,387,414
Insurance 4.6%
Kinsale Capital Group, Inc. 255,871 49,869,258
Common Stocks
Shares Value ($)
Insurance
Palomar Holdings, Inc.*(a) 102,931 9,401,717
59,270,975
IT Services 3.4%
Evo Payments, Inc., Class A* 737,254 16,728,293
ExlService Holdings, Inc.* 291,929 18,700,972
I3 Verticals, Inc., Class A* 355,279 8,590,646
44,019,911
Life Sciences Tools & Services 3.0%
Bio- Techne Corp. 140,839 38,753,259
Machinery 6.3%
Barnes Group, Inc. 249,359 9,193,866
Donaldson Co., Inc. 273,169 13,204,990
ESCO Technologies, Inc. 201,161 17,287,776
Proto Labs, Inc.* 161,333 19,379,320
RBC Bearings, Inc.* 172,444 21,110,595
80,176,547
Multiline Retail 2.4%
Ollie's Bargain Outlet
Holdings, Inc.*(a) 292,446 30,736,075
Professional Services 3.1%
Exponent, Inc. 477,938 40,175,468
Road & Rail 1.6%
Marten Transport Ltd. 753,849 20,067,460
Semiconductors & Semiconductor Equipment 5.6%
Inphi Corp.* 305,926 39,972,291
Monolithic Power Systems,
Inc. 119,017 31,540,695
71,512,986
Software 19.3%
Alarm.com Holdings, Inc.* 444,315 31,119,823
Blackbaud , Inc. 207,943 13,004,755
Blackline, Inc.* 321,078 28,547,045
Bottomline Technologies DE,
Inc.* 389,046 18,775,360
Descartes Systems Group,
Inc. (The)* 499,151 28,117,176
Envestnet , Inc.* 408,671 33,184,085
Fair Isaac Corp.* 99,061 43,506,600
Q2 Holdings, Inc.* 255,275 24,008,614
Tyler Technologies, Inc.* 74,368 26,567,968
246,831,426
Thrifts & Mortgage Finance 0.6%
Axos Financial, Inc.* 362,927 8,133,194
Trading Companies & Distributors 1.9%
SiteOne Landscape Supply,
Inc.* 192,358 24,627,595
Total Common Stocks
(cost $813,840,790) 1,235,024,280

2 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Short-Term Investment 2.4%
Shares Value ($)
Money Market Fund 2.4%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.09%(b)(c) 31,321,959 31,321,959
Total Short-Term Investment
(cost $31,321,959) 31,321,959
Repurchase Agreement 0.3%
Principal
Amount ($)
BNP Paribas Securities
Corp.,
0.07%, dated 7/31/2020,
due 8/3/2020, repurchase
price $3,519,305,
collateralized by U.S.
Treasury Note, 1.50%,
maturing 8/15/2026; total
market value $3,611,557.
(c) 3,519,284 3,519,284
Total Repurchase Agreement
(cost $3,519,284) 3,519,284
Total Investments
(cost $848,682,033) — 99.2% 1,269,865,523
Other assets in excess of liabilities — 0.8% 9,767,273
NET ASSETS — 100.0%
$ 1,279,632,796
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at July 31,
2020. The total value of securities on loan at July 31, 2020 was $45,309,669, which was collateralized by cash used to
purchase a money market fund and a repurchase agreement
with a value of $31,321,959 and $3,519,284, respectively,
and by $11,818,060 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% - 4.50%, and maturity dates ranging from 8/31/2020 –
11/15/2048; total value of $46,659,303.
(b) Represents 7-day effective yield as of July 31, 2020.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2020 was $34,841,243.
ADR American Depositary Receipt
CVR Contingent Value Rights
JP Japan
TW Taiwan

Nationwide Geneva Small Cap Growth Fund - July 31, 2020 (Unaudited) - Statement of Investments - 3
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

4 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,235,024,280 $ – $ – $ 1,235,024,280
Repurchase Agreement – 3,519,284 – 3,519,284
Short-Term Investment 31,321,959 – – 31,321,959
Total $ 1,266,346,239 $ 3,519,284 $ – $ 1,269,865,523
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bond Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 0.1%
Principal
Amount ($) Value ($)
Airlines 0.0%
†
United Airlines Pass-Through
Trust, Series 2013-1, Class
A, 4.30%, 8/15/2025 181,932 169,962
Automobiles 0.0%
†
Nissan Auto Lease Trust,
Series 2020-A, Class A4,
1.88%, 4/15/2025 370,000 378,481
Credit Card 0.1%
Chase Issuance Trust, Series
2012-A7, Class A7, 2.16%,
9/15/2024 625,000 649,411
Total Asset-Backed Securities
(cost $1,163,620)
1,197,854
Commercial Mortgage-Backed Securities 2.2%
BBCMS Mortgage Trust
Series 2017-C1, Class A4,
3.67%, 2/15/2050 450,000 510,903
Series 2020-C7, Class A5,
2.07%, 4/15/2053 670,000 703,499
CFCRE Commercial Mortgage
Trust , Series 2017-C8,
Class A4, 3.57%, 6/15/2050 850,000 947,887
Citigroup Commercial
Mortgage Trust
Series 2013-GC17, Class
A4, 4.13%, 11/10/2046 650,000 696,075
Series 2014-GC25, Class
A4, 3.64%, 10/10/2047 500,000 544,241
Series 2019-GC43, Class
A4, 3.04%, 11/10/2052 980,000 1,097,143
COMM Mortgage Trust
Series 2013-CR12, Class
A4, 4.05%, 10/10/2046 300,000 326,587
Series 2014-CR16, Class
A4, 4.05%, 4/10/2047 750,000 823,625
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K020, Class A2,
2.37%, 5/25/2022 600,000 616,494
Series K026, Class A2,
2.51%, 11/25/2022 200,000 208,154
Series K031, Class A2,
3.30%, 4/25/2023(a) 100,000 107,025
Series K033, Class A2,
3.06%, 7/25/2023(a) 100,000 106,836
Series K038, Class A1,
2.60%, 10/25/2023 64,803 66,402
Series K037, Class A2,
3.49%, 1/25/2024 200,000 218,226
Series K066, Class A2,
3.12%, 6/25/2027 750,000 855,172
Series K-1510, Class A3,
3.79%, 1/25/2034 1,200,000 1,503,395
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA ACES REMICS
Series 2014-M6, Class A2,
2.68%, 5/25/2021(a) 61,184 61,665
Series 2014-M2, Class
ASV2, 2.78%, 6/25/2021(a) 88,165 88,543
Series 2020-M5, Class A2,
2.21%, 1/25/2030 1,200,000 1,311,130
GS Mortgage Securities Trust ,
Series 2015-GC30, Class
A4, 3.38%, 5/10/2050 750,000 816,240
JP Morgan Chase Commercial
Mortgage Securities Trust ,
Series 2011-C5, Class A3,
4.17%, 8/15/2046 92,601 94,444
JPMCC Commercial Mortgage
Securities Trust , Series
2017-JP7, Class A5, 3.45%,
9/15/2050 750,000 847,679
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2013-C7, Class A4,
2.92%, 2/15/2046 1,300,000 1,342,616
Series 2013-C10, Class
ASB, 3.91%, 7/15/2046(a) 753,992 779,357
Series 2013-C10, Class A5,
4.08%, 7/15/2046(a) 250,000 269,180
Series 2014-C17, Class A5,
3.74%, 8/15/2047 1,500,000 1,621,198
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class
A4, 3.59%, 3/15/2049 900,000 996,990
Series 2017-H1, Class A5,
3.53%, 6/15/2050 750,000 838,870
Series 2019-H6, Class A4,
3.42%, 6/15/2052 150,000 171,407
Wells Fargo Commercial
Mortgage Trust
Series 2015-SG1, Class A4,
3.79%, 9/15/2048 1,700,000 1,872,141
Series 2020-C56, Class A5,
2.45%, 6/15/2053 210,000 225,651
WFRBS Commercial
Mortgage Trust
Series 2013-C11, Class A4,
3.04%, 3/15/2045 500,000 518,702
Series 2012-C7, Class A2,
3.43%, 6/15/2045 300,000 306,335
Total Commercial Mortgage-Backed
Securities
(cost $20,528,689) 21,493,812
Corporate Bonds 28.2%
Aerospace & Defense 0.6%
Boeing Co. (The) ,
4.88%, 5/1/2025 300,000 324,014
3.10%, 5/1/2026 200,000 200,401
3.20%, 3/1/2029 150,000 148,657
5.15%, 5/1/2030 500,000 547,585

2 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
Boeing Co. (The),
5.71%, 5/1/2040 200,000 226,113
3.75%, 2/1/2050 250,000 225,773
5.81%, 5/1/2050 200,000 234,921
General Dynamics Corp. ,
4.25%, 4/1/2040 200,000 265,860
Howmet Aerospace, Inc. ,
6.88%, 5/1/2025 200,000 227,095
L3Harris Technologies, Inc. ,
3.83%, 4/27/2025 250,000 281,922
4.85%, 4/27/2035 55,000 73,664
Lockheed Martin Corp. ,
3.55%, 1/15/2026 150,000 172,264
1.85%, 6/15/2030 200,000 211,458
3.60%, 3/1/2035 55,000 68,710
4.07%, 12/15/2042 91,000 121,709
4.09%, 9/15/2052 100,000 139,824
Northrop Grumman Corp. ,
2.93%, 1/15/2025 200,000 217,725
4.75%, 6/1/2043 250,000 343,399
Raytheon Technologies Corp. ,
3.50%, 3/15/2027(b) 50,000 56,859
4.13%, 11/16/2028 300,000 360,443
6.13%, 7/15/2038 150,000 228,483
4.50%, 6/1/2042 100,000 133,671
4.35%, 4/15/2047(b) 100,000 132,354
4.05%, 5/4/2047 100,000 128,883
4.63%, 11/16/2048 100,000 140,803
Textron, Inc. ,
4.30%, 3/1/2024 250,000 269,118
5,481,708
Air Freight & Logistics 0.2%
FedEx Corp. ,
4.00%, 1/15/2024 250,000 279,112
3.20%, 2/1/2025 300,000 330,237
3.80%, 5/15/2025 150,000 169,525
3.25%, 4/1/2026 45,000 50,187
3.30%, 3/15/2027 70,000 77,656
4.25%, 5/15/2030 100,000 119,978
3.88%, 8/1/2042 50,000 55,149
4.55%, 4/1/2046 150,000 181,026
4.05%, 2/15/2048 75,000 85,499
United Parcel Service, Inc. ,
2.20%, 9/1/2024 250,000 265,395
2.50%, 9/1/2029 55,000 61,095
6.20%, 1/15/2038 205,000 327,505
3.40%, 9/1/2049 35,000 41,950
5.30%, 4/1/2050 100,000 154,132
2,198,446
Airlines 0.0%
†
Southwest Airlines Co. ,
2.63%, 2/10/2030 200,000 181,907
Auto Components 0.0%
†
Aptiv Corp. ,
4.15%, 3/15/2024 150,000 165,335
Aptiv plc ,
5.40%, 3/15/2049 50,000 57,393
Corporate Bonds
Principal
Amount ($) Value ($)
Auto Components
BorgWarner, Inc. ,
3.38%, 3/15/2025 70,000 75,826
2.65%, 7/1/2027 25,000 26,500
Lear Corp. ,
5.25%, 5/15/2049 100,000 107,226
432,280
Automobiles 0.1%
Daimler Finance North
America LLC ,
8.50%, 1/18/2031 100,000 154,542
General Motors Co. ,
6.13%, 10/1/2025 200,000 233,165
4.20%, 10/1/2027 250,000 270,153
6.25%, 10/2/2043 150,000 178,597
Toyota Motor Corp. ,
3.42%, 7/20/2023 200,000 216,491
1,052,948
Banks 5.0%
Australia & New Zealand
Banking Group Ltd. ,
2.63%, 11/9/2022 500,000 525,925
Banco Santander SA ,
2.71%, 6/27/2024 200,000 213,594
4.25%, 4/11/2027 200,000 227,375
Bank of America Corp. ,
(ICE LIBOR USD 3
Month + 1.16%), 3.12%,
1/20/2023(c) 250,000 258,878
(ICE LIBOR USD 3
Month + 0.93%), 2.82%,
7/21/2023(c) 500,000 520,882
4.10%, 7/24/2023 250,000 276,145
(ICE LIBOR USD 3
Month + 0.79%), 3.00%,
12/20/2023(c) 271,000 285,652
(ICE LIBOR USD 3
Month + 0.97%), 3.46%,
3/15/2025(c) 250,000 273,197
3.88%, 8/1/2025 250,000 285,938
(ICE LIBOR USD 3
Month + 0.64%), 2.01%,
2/13/2026(c) 100,000 104,445
4.45%, 3/3/2026 55,000 63,548
3.50%, 4/19/2026 145,000 164,429
4.25%, 10/22/2026 145,000 166,878
3.25%, 10/21/2027 250,000 279,661
(ICE LIBOR USD 3
Month + 1.04%), 3.42%,
12/20/2028(c) 281,000 317,689
(ICE LIBOR USD 3 Month +
1.07%), 3.97%, 3/5/2029(c) 250,000 290,981
(ICE LIBOR USD 3
Month + 1.31%), 4.27%,
7/23/2029(c) 500,000 595,389
(ICE LIBOR USD 3 Month +
1.21%), 3.97%, 2/7/2030(c) 400,000 470,792

Nationwide Bond Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 3
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(ICE LIBOR USD 3
Month + 0.99%), 2.50%,
2/13/2031(c) 300,000 318,740
(SOFR + 2.15%), 2.59%,
4/29/2031(c) 200,000 214,725
(ICE LIBOR USD 3
Month + 1.99%), 4.44%,
1/20/2048(c) 250,000 339,116
(ICE LIBOR USD 3
Month + 1.52%), 4.33%,
3/15/2050(c) 500,000 684,976
(ICE LIBOR USD 3
Month + 3.15%), 4.08%,
3/20/2051(c) 100,000 130,656
Bank of Montreal ,
2.90%, 3/26/2022 500,000 521,449
Bank of Nova Scotia (The) ,
2.70%, 3/7/2022 100,000 103,808
2.38%, 1/18/2023 350,000 366,397
2.70%, 8/3/2026 250,000 276,455
Barclays plc ,
(ICE LIBOR USD 3
Month + 1.40%), 4.61%,
2/15/2023(c) 200,000 210,865
3.65%, 3/16/2025 200,000 219,456
4.34%, 1/10/2028 250,000 283,993
4.84%, 5/9/2028 200,000 225,399
(ICE LIBOR USD 3
Month + 1.90%), 4.97%,
5/16/2029(c) 250,000 299,768
(ICE LIBOR USD 3
Month + 3.05%), 5.09%,
6/20/2030(c) 200,000 235,615
BBVA USA ,
3.88%, 4/10/2025 250,000 268,367
BNP Paribas SA ,
4.25%, 10/15/2024 250,000 278,018
Canadian Imperial Bank of
Commerce ,
(ICE LIBOR USD 3
Month + 0.79%), 2.61%,
7/22/2023(c) 250,000 259,835
Citibank NA ,
3.65%, 1/23/2024 500,000 552,001
Citigroup, Inc. ,
2.75%, 4/25/2022 400,000 415,057
3.88%, 10/25/2023 100,000 110,212
3.75%, 6/16/2024 300,000 333,641
3.30%, 4/27/2025 155,000 172,530
3.70%, 1/12/2026 250,000 283,544
4.60%, 3/9/2026 105,000 121,894
(SOFR + 2.75%), 3.11%,
4/8/2026(c) 100,000 108,688
3.40%, 5/1/2026 200,000 223,990
(ICE LIBOR USD 3
Month + 1.39%), 3.67%,
7/24/2028(c) 250,000 284,255
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc.,
(ICE LIBOR USD 3
Month + 1.15%), 3.52%,
10/27/2028(c) 250,000 281,737
(ICE LIBOR USD 3
Month + 1.34%), 3.98%,
3/20/2030(c) 350,000 410,548
(SOFR + 1.42%), 2.98%,
11/5/2030(c) 250,000 274,000
(SOFR + 1.15%), 2.67%,
1/29/2031(c) 200,000 213,763
(SOFR + 3.91%), 4.41%,
3/31/2031(c) 100,000 121,869
(SOFR + 2.11%), 2.57%,
6/3/2031(c) 200,000 212,395
6.63%, 6/15/2032 182,000 259,711
(SOFR + 4.55%), 5.32%,
3/26/2041(c) 100,000 144,244
4.65%, 7/23/2048 250,000 351,172
Citizens Financial Group, Inc. ,
2.85%, 7/27/2026 250,000 277,811
Comerica, Inc. ,
4.00%, 2/1/2029 100,000 115,814
Cooperatieve Rabobank UA ,
3.88%, 2/8/2022 250,000 263,082
3.38%, 5/21/2025 250,000 281,595
3.75%, 7/21/2026 250,000 280,135
5.25%, 5/24/2041 125,000 190,812
Credit Suisse Group Funding
Guernsey Ltd. ,
3.80%, 9/15/2022 250,000 265,713
Discover Bank ,
4.20%, 8/8/2023 250,000 275,577
Fifth Third Bancorp ,
3.50%, 3/15/2022 300,000 313,800
3.95%, 3/14/2028 250,000 297,621
HSBC Holdings plc ,
(ICE LIBOR USD 3
Month + 1.06%), 3.26%,
3/13/2023(c) 200,000 207,489
3.60%, 5/25/2023 200,000 215,079
4.25%, 3/14/2024 250,000 272,727
(ICE LIBOR USD 3
Month + 0.99%), 3.95%,
5/18/2024(c) 200,000 215,628
4.30%, 3/8/2026 200,000 228,768
3.90%, 5/25/2026 250,000 280,869
(ICE LIBOR USD 3
Month + 1.35%), 4.29%,
9/12/2026(c) 500,000 559,654
(ICE LIBOR USD 3
Month + 1.55%), 4.04%,
3/13/2028(c) 200,000 223,215
(ICE LIBOR USD 3
Month + 1.53%), 4.58%,
6/19/2029(c) 200,000 233,353
4.95%, 3/31/2030 200,000 244,777

4 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
HSBC Holdings plc,
(ICE LIBOR USD 3
Month + 1.61%), 3.97%,
5/22/2030(c) 600,000 679,444
ING Groep NV ,
3.55%, 4/9/2024 400,000 437,993
JPMorgan Chase & Co. ,
3.38%, 5/1/2023 250,000 267,836
(ICE LIBOR USD 3
Month + 0.73%), 3.56%,
4/23/2024(c) 250,000 269,359
3.63%, 5/13/2024 350,000 388,416
(ICE LIBOR USD 3
Month + 0.89%), 3.80%,
7/23/2024(c) 300,000 327,239
(ICE LIBOR USD 3
Month + 1.00%), 4.02%,
12/5/2024(c) 400,000 442,492
3.13%, 1/23/2025 250,000 274,188
(SOFR + 1.16%), 2.30%,
10/15/2025(c) 250,000 264,472
(SOFR + 1.59%), 2.00%,
3/13/2026(c) 100,000 104,231
3.30%, 4/1/2026 250,000 281,260
(SOFR + 1.85%), 2.08%,
4/22/2026(c) 100,000 104,849
4.13%, 12/15/2026 250,000 292,881
(ICE LIBOR USD 3
Month + 1.25%), 3.96%,
1/29/2027(c) 500,000 575,815
8.00%, 4/29/2027 202,000 280,932
(SOFR + 1.51%), 2.74%,
10/15/2030(c) 275,000 299,984
(SOFR + 2.04%), 2.52%,
4/22/2031(c) 100,000 107,860
(ICE LIBOR USD 3
Month + 1.36%), 3.88%,
7/24/2038(c) 300,000 373,728
(SOFR + 2.46%), 3.11%,
4/22/2041(c) 100,000 113,352
5.60%, 7/15/2041 200,000 307,722
(ICE LIBOR USD 3
Month + 1.58%), 4.26%,
2/22/2048(c) 250,000 335,906
(ICE LIBOR USD 3
Month + 1.38%), 3.96%,
11/15/2048(c) 150,000 194,528
(SOFR + 2.44%), 3.11%,
4/22/2051(c) 200,000 226,669
KeyCorp ,
2.55%, 10/1/2029 250,000 268,987
Korea Development Bank
(The) ,
4.63%, 11/16/2021 200,000 209,838
Kreditanstalt fuer
Wiederaufbau ,
2.00%, 11/30/2021 1,000,000 1,023,921
2.13%, 3/7/2022 1,000,000 1,030,971
1.63%, 2/15/2023 500,000 517,915
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Kreditanstalt fuer
Wiederaufbau,
1.38%, 8/5/2024 500,000 522,043
2.88%, 4/3/2028 200,000 234,691
1.75%, 9/14/2029 300,000 328,804
Landwirtschaftliche
Rentenbank ,
Series 36, 2.00%, 12/6/2021 500,000 511,613
Lloyds Banking Group plc ,
4.50%, 11/4/2024 250,000 276,049
4.34%, 1/9/2048 250,000 312,890
Mitsubishi UFJ Financial
Group, Inc. ,
3.46%, 3/2/2023 750,000 802,473
3.76%, 7/26/2023 200,000 217,426
3.85%, 3/1/2026 250,000 287,924
3.75%, 7/18/2039 200,000 239,153
Mizuho Financial Group, Inc. ,
(ICE LIBOR USD 3
Month + 0.84%), 2.72%,
7/16/2023(c) 400,000 415,303
3.17%, 9/11/2027 250,000 275,705
MUFG Americas Holdings
Corp. ,
3.00%, 2/10/2025 200,000 217,052
National Australia Bank Ltd. ,
3.38%, 1/14/2026 250,000 284,336
Natwest Group plc ,
(ICE LIBOR USD 3
Month + 1.48%), 3.50%,
5/15/2023(c) 200,000 209,126
(ICE LIBOR USD 3
Month + 1.76%), 4.27%,
3/22/2025(c) 200,000 220,213
4.80%, 4/5/2026 250,000 294,358
(ICE LIBOR USD 3
Month + 1.91%), 5.08%,
1/27/2030(c) 250,000 307,254
Oesterreichische Kontrollbank
AG ,
1.63%, 9/17/2022 250,000 257,199
PNC Bank NA ,
2.95%, 1/30/2023 350,000 369,245
3.30%, 10/30/2024 250,000 277,462
PNC Financial Services
Group, Inc. (The) ,
2.60%, 7/23/2026 250,000 276,963
2.55%, 1/22/2030 200,000 221,384
Royal Bank of Canada ,
2.80%, 4/29/2022 350,000 364,260
2.25%, 11/1/2024 250,000 266,562
Santander Holdings USA, Inc. ,
4.40%, 7/13/2027 200,000 223,173
Santander UK plc ,
2.10%, 1/13/2023 200,000 207,262
Sumitomo Mitsui Financial
Group, Inc. ,
2.78%, 7/12/2022 750,000 781,972
2.45%, 9/27/2024 250,000 264,442

Nationwide Bond Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Sumitomo Mitsui Financial
Group, Inc.,
3.78%, 3/9/2026 250,000 285,704
3.20%, 9/17/2029 250,000 275,852
Truist Bank ,
2.45%, 8/1/2022 500,000 518,922
2.25%, 3/11/2030 250,000 263,711
Truist Financial Corp. ,
2.75%, 4/1/2022 250,000 259,170
2.85%, 10/26/2024 250,000 272,006
US Bancorp ,
3.38%, 2/5/2024 250,000 274,005
2.40%, 7/30/2024 250,000 267,433
Series X, 3.15%, 4/27/2027 250,000 285,368
Wells Fargo & Co. ,
2.63%, 7/22/2022 250,000 260,077
3.07%, 1/24/2023 300,000 310,548
3.75%, 1/24/2024 750,000 822,136
3.00%, 2/19/2025 60,000 65,249
3.00%, 4/22/2026 250,000 273,947
4.15%, 1/24/2029 100,000 118,763
(ICE LIBOR USD 3
Month + 1.17%), 2.88%,
10/30/2030(c) 200,000 217,476
(ICE LIBOR USD 3
Month + 1.00%), 2.57%,
2/11/2031(c) 250,000 265,331
5.38%, 2/7/2035 118,000 163,097
(SOFR + 2.53%), 3.07%,
4/30/2041(c) 200,000 218,506
5.61%, 1/15/2044 333,000 472,004
3.90%, 5/1/2045 400,000 497,242
4.40%, 6/14/2046 200,000 250,151
(ICE LIBOR USD 3 Month +
4.24%), 5.01%, 4/4/2051(c) 200,000 288,638
Wells Fargo Bank NA ,
(ICE LIBOR USD 3 Month +
0.65%), 2.08%, 9/9/2022(c) 750,000 762,355
Westpac Banking Corp. ,
3.30%, 2/26/2024 350,000 381,657
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.35%),
2.89%, 2/4/2030(c) 150,000 154,977
(USD ICE Swap Rate 5
Year + 2.24%), 4.32%,
11/23/2031(c) 250,000 284,241
48,655,497
Beverages 0.8%
Anheuser-Busch Cos. LLC ,
4.70%, 2/1/2036 150,000 184,316
4.90%, 2/1/2046 415,000 532,218
Anheuser-Busch InBev
Finance, Inc. ,
3.30%, 2/1/2023 250,000 266,198
Anheuser-Busch InBev
Worldwide, Inc. ,
4.00%, 4/13/2028 100,000 117,046
4.75%, 1/23/2029 100,000 122,869
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
Anheuser-Busch InBev
Worldwide, Inc.,
4.38%, 4/15/2038 100,000 120,250
5.45%, 1/23/2039 100,000 131,383
4.60%, 4/15/2048 150,000 185,565
4.44%, 10/6/2048 130,000 157,752
5.55%, 1/23/2049 350,000 490,826
4.50%, 6/1/2050 200,000 253,229
4.75%, 4/15/2058 100,000 129,506
5.80%, 1/23/2059 50,000 75,068
Coca-Cola Co. (The) ,
3.20%, 11/1/2023 150,000 163,567
1.75%, 9/6/2024 250,000 263,949
2.90%, 5/25/2027 100,000 111,082
2.13%, 9/6/2029 50,000 54,275
4.20%, 3/25/2050 100,000 140,946
2.60%, 6/1/2050 100,000 107,036
Constellation Brands, Inc. ,
3.50%, 5/9/2027 400,000 455,465
5.25%, 11/15/2048 100,000 142,657
Diageo Capital plc ,
2.38%, 10/24/2029 200,000 219,079
Diageo Investment Corp. ,
2.88%, 5/11/2022 500,000 522,416
Keurig Dr Pepper, Inc. ,
4.60%, 5/25/2028 200,000 246,081
5.09%, 5/25/2048 175,000 255,303
Molson Coors Beverage Co. ,
3.50%, 5/1/2022 100,000 104,243
3.00%, 7/15/2026 95,000 100,345
5.00%, 5/1/2042 50,000 56,761
4.20%, 7/15/2046 100,000 105,323
PepsiCo, Inc. ,
3.60%, 3/1/2024 250,000 275,936
2.25%, 3/19/2025 100,000 107,714
2.85%, 2/24/2026 175,000 195,050
2.63%, 7/29/2029 50,000 56,739
2.75%, 3/19/2030 100,000 114,246
4.45%, 4/14/2046 200,000 285,781
3.45%, 10/6/2046 100,000 124,187
3.38%, 7/29/2049 50,000 62,205
2.88%, 10/15/2049 100,000 115,843
3.63%, 3/19/2050 100,000 130,321
7,282,776
Biotechnology 0.7%
AbbVie, Inc. ,
2.15%, 11/19/2021(b) 50,000 51,049
3.45%, 3/15/2022(b) 155,000 161,208
3.25%, 10/1/2022(b) 200,000 209,677
2.90%, 11/6/2022 500,000 525,957
2.30%, 11/21/2022(b) 100,000 103,758
3.85%, 6/15/2024(b) 40,000 44,311
2.60%, 11/21/2024(b) 300,000 320,911
3.20%, 5/14/2026 185,000 206,561
4.55%, 3/15/2035(b) 100,000 127,453
4.50%, 5/14/2035 135,000 169,364
4.30%, 5/14/2036 100,000 122,740
4.05%, 11/21/2039(b) 200,000 244,958
4.40%, 11/6/2042 75,000 95,130

6 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology
AbbVie, Inc.,
4.75%, 3/15/2045(b) 84,000 108,107
4.88%, 11/14/2048 150,000 206,540
4.25%, 11/21/2049(b) 350,000 447,400
Amgen, Inc. ,
2.70%, 5/1/2022 500,000 518,069
4.40%, 5/1/2045 200,000 267,496
4.56%, 6/15/2048 187,000 259,340
4.66%, 6/15/2051 279,000 395,283
Baxalta, Inc. ,
4.00%, 6/23/2025 30,000 34,266
Biogen, Inc. ,
4.05%, 9/15/2025 95,000 109,835
2.25%, 5/1/2030 200,000 209,442
3.15%, 5/1/2050 155,000 163,350
Gilead Sciences, Inc. ,
3.70%, 4/1/2024 400,000 443,334
3.65%, 3/1/2026 75,000 86,470
4.50%, 2/1/2045 100,000 138,087
4.75%, 3/1/2046 400,000 577,631
6,347,727
Building Products 0.1%
Allegion plc ,
3.50%, 10/1/2029 100,000 109,001
Carrier Global Corp. ,
2.24%, 2/15/2025(b) 250,000 261,117
2.49%, 2/15/2027(b) 250,000 263,380
3.58%, 4/5/2050(b) 150,000 165,436
Fortune Brands Home &
Security, Inc. ,
3.25%, 9/15/2029 150,000 167,723
Johnson Controls International
plc ,
3.90%, 2/14/2026 46,000 51,416
4.50%, 2/15/2047 100,000 122,412
Masco Corp. ,
3.50%, 11/15/2027 100,000 106,810
Owens Corning ,
4.30%, 7/15/2047 50,000 54,360
1,301,655
Capital Markets 1.4%
Ameriprise Financial, Inc. ,
4.00%, 10/15/2023 250,000 278,284
Bank of New York Mellon
Corp. (The) ,
1.95%, 8/23/2022 250,000 258,208
2.95%, 1/29/2023 100,000 106,123
Series G, 3.00%, 2/24/2025 105,000 115,775
3.30%, 8/23/2029 250,000 288,482
Brookfield Finance, Inc. ,
4.25%, 6/2/2026 250,000 284,561
4.85%, 3/29/2029 100,000 120,079
Charles Schwab Corp. (The) ,
4.00%, 2/1/2029 250,000 302,208
CME Group, Inc. ,
5.30%, 9/15/2043 100,000 156,751
Credit Suisse AG ,
2.10%, 11/12/2021 250,000 255,551
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Credit Suisse USA, Inc. ,
7.13%, 7/15/2032 195,000 303,360
Deutsche Bank AG ,
Series D, 5.00%, 2/14/2022 250,000 262,256
4.10%, 1/13/2026 100,000 107,150
Franklin Resources, Inc. ,
2.80%, 9/15/2022 250,000 261,260
Goldman Sachs Group, Inc.
(The) ,
5.75%, 1/24/2022 250,000 269,004
(ICE LIBOR USD 3
Month + 0.99%), 2.90%,
7/24/2023(c) 500,000 521,173
3.63%, 2/20/2024 250,000 273,722
4.00%, 3/3/2024 250,000 277,698
3.85%, 7/8/2024 300,000 332,180
3.50%, 4/1/2025 300,000 332,358
3.75%, 2/25/2026 315,000 356,997
(ICE LIBOR USD 3 Month +
1.30%), 4.22%, 5/1/2029(c) 350,000 414,049
6.75%, 10/1/2037 100,000 150,472
(ICE LIBOR USD 3
Month + 1.37%), 4.02%,
10/31/2038(c) 250,000 305,214
(ICE LIBOR USD 3
Month + 1.43%), 4.41%,
4/23/2039(c) 250,000 318,914
6.25%, 2/1/2041 250,000 393,260
5.15%, 5/22/2045 100,000 139,162
Intercontinental Exchange,
Inc. ,
3.45%, 9/21/2023 100,000 108,903
3.75%, 12/1/2025 80,000 92,134
3.75%, 9/21/2028 200,000 238,576
2.10%, 6/15/2030 200,000 212,115
Jefferies Group LLC ,
4.85%, 1/15/2027 200,000 227,986
4.15%, 1/23/2030 100,000 112,651
Moody's Corp. ,
4.50%, 9/1/2022 100,000 107,163
3.75%, 3/24/2025 200,000 226,987
Morgan Stanley ,
2.75%, 5/19/2022 350,000 364,143
3.70%, 10/23/2024 300,000 335,129
(SOFR + 1.15%), 2.72%,
7/22/2025(c) 250,000 267,264
4.00%, 7/23/2025 155,000 178,276
3.88%, 1/27/2026 250,000 287,032
(SOFR + 1.99%), 2.19%,
4/28/2026(c) 100,000 105,356
3.13%, 7/27/2026 250,000 280,668
4.35%, 9/8/2026 250,000 292,944
3.63%, 1/20/2027 250,000 287,371
3.95%, 4/23/2027 250,000 285,681
(SOFR + 3.12%), 3.62%,
4/1/2031(c) 100,000 116,938
7.25%, 4/1/2032 76,000 117,122
(ICE LIBOR USD 3
Month + 1.43%), 4.46%,
4/22/2039(c) 100,000 131,547

Nationwide Bond Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
4.38%, 1/22/2047 250,000 351,027
(SOFR + 4.84%), 5.60%,
3/24/2051(c) 100,000 160,395
Nomura Holdings, Inc. ,
3.10%, 1/16/2030 200,000 216,078
Northern Trust Corp. ,
3.38%, 8/23/2021 50,000 51,671
3.65%, 8/3/2028 50,000 59,241
Raymond James Financial,
Inc. ,
4.65%, 4/1/2030 200,000 247,190
S&P Global, Inc. ,
4.40%, 2/15/2026 250,000 297,426
3.25%, 12/1/2049 100,000 118,630
State Street Corp. ,
(SOFR + 2.69%), 2.82%,
3/30/2023(b)(c) 300,000 311,381
3.30%, 12/16/2024 155,000 173,433
TD Ameritrade Holding Corp. ,
2.95%, 4/1/2022 250,000 259,744
13,806,453
Chemicals 0.5%
Air Products and Chemicals,
Inc. ,
2.05%, 5/15/2030 200,000 214,647
Cabot Corp. ,
4.00%, 7/1/2029 100,000 106,868
Dow Chemical Co. (The) ,
3.50%, 10/1/2024 100,000 109,490
4.25%, 10/1/2034 100,000 118,308
4.38%, 11/15/2042 250,000 290,905
DuPont de Nemours, Inc. ,
2.17%, 5/1/2023 300,000 306,017
4.73%, 11/15/2028 150,000 185,372
5.42%, 11/15/2048 100,000 140,678
Eastman Chemical Co. ,
3.60%, 8/15/2022 250,000 262,521
4.65%, 10/15/2044 100,000 124,880
Ecolab, Inc. ,
4.35%, 12/8/2021 81,000 85,318
3.25%, 1/14/2023 250,000 265,486
International Flavors &
Fragrances, Inc. ,
5.00%, 9/26/2048 100,000 128,028
Lubrizol Corp. (The) ,
6.50%, 10/1/2034 103,000 164,561
LYB International Finance III
LLC ,
3.38%, 5/1/2030 200,000 220,554
LyondellBasell Industries NV ,
6.00%, 11/15/2021 400,000 422,156
4.63%, 2/26/2055 100,000 120,619
Mosaic Co. (The) ,
5.45%, 11/15/2033 50,000 56,337
Nutrien Ltd. ,
3.15%, 10/1/2022 50,000 52,301
5.88%, 12/1/2036 125,000 159,938
6.13%, 1/15/2041 100,000 132,448
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
PPG Industries, Inc. ,
2.80%, 8/15/2029 100,000 109,622
Praxair, Inc. ,
3.20%, 1/30/2026 250,000 283,390
Sherwin-Williams Co. (The) ,
4.50%, 6/1/2047 150,000 200,940
Westlake Chemical Corp. ,
4.38%, 11/15/2047 100,000 109,448
4,370,832
Commercial Services & Supplies 0.1%
Republic Services, Inc. ,
5.25%, 11/15/2021 350,000 371,466
3.20%, 3/15/2025 100,000 110,827
3.05%, 3/1/2050 50,000 56,004
Waste Management, Inc. ,
2.90%, 9/15/2022 300,000 313,690
3.90%, 3/1/2035 90,000 108,742
4.15%, 7/15/2049 100,000 132,926
1,093,655
Communications Equipment 0.1%
Cisco Systems, Inc. ,
2.50%, 9/20/2026 150,000 167,374
5.50%, 1/15/2040 250,000 389,711
Juniper Networks, Inc. ,
3.75%, 8/15/2029 200,000 229,900
Motorola Solutions, Inc. ,
4.00%, 9/1/2024 150,000 165,713
952,698
Construction Materials 0.0%
†
Martin Marietta Materials, Inc. ,
4.25%, 12/15/2047 50,000 59,717
Vulcan Materials Co. ,
3.90%, 4/1/2027 100,000 111,758
171,475
Consumer Finance 0.6%
AerCap Ireland Capital DAC ,
3.65%, 7/21/2027 250,000 229,505
Ally Financial, Inc. ,
3.88%, 5/21/2024 200,000 213,653
8.00%, 11/1/2031 100,000 138,284
American Express Co. ,
2.50%, 8/1/2022 500,000 518,790
3.63%, 12/5/2024 150,000 166,845
4.05%, 12/3/2042 200,000 264,943
American Honda Finance
Corp. ,
2.20%, 6/27/2022 250,000 259,377
3.45%, 7/14/2023 100,000 108,179
Capital One Financial Corp. ,
3.50%, 6/15/2023 350,000 376,590
3.75%, 4/24/2024 100,000 109,434
3.30%, 10/30/2024 100,000 109,102
3.75%, 3/9/2027 250,000 280,978
Discover Financial Services ,
4.50%, 1/30/2026 100,000 114,921

8 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
General Motors Financial Co.,
Inc. ,
4.38%, 9/25/2021 100,000 103,418
4.15%, 6/19/2023 500,000 532,611
5.25%, 3/1/2026 350,000 395,972
4.00%, 10/6/2026 250,000 267,666
John Deere Capital Corp. ,
2.65%, 1/6/2022 140,000 144,767
2.70%, 1/6/2023 200,000 211,367
2.25%, 9/14/2026 250,000 272,937
Synchrony Financial ,
4.50%, 7/23/2025 190,000 205,363
Toyota Motor Credit Corp. ,
2.90%, 3/30/2023 300,000 318,921
3.00%, 4/1/2025 300,000 330,210
3.65%, 1/8/2029 250,000 298,992
5,972,825
Containers & Packaging 0.1%
International Paper Co. ,
4.80%, 6/15/2044 250,000 319,042
WRKCo, Inc. ,
4.20%, 6/1/2032 100,000 120,566
439,608
Diversified Consumer Services 0.1%
Northwestern University ,
Series 2017, 3.66%,
12/1/2057 12,000 15,731
President and Fellows of
Harvard College ,
3.15%, 7/15/2046 50,000 59,223
3.30%, 7/15/2056 100,000 130,416
Trustees of Princeton
University (The) ,
5.70%, 3/1/2039 200,000 317,186
University of Notre Dame du
Lac ,
Series 2017, 3.39%,
2/15/2048 30,000 37,222
Yale University ,
Series 2020, 2.40%,
4/15/2050 26,000 28,375
588,153
Diversified Financial Services 0.3%
Berkshire Hathaway, Inc. ,
2.75%, 3/15/2023 200,000 211,931
Equitable Holdings, Inc. ,
7.00%, 4/1/2028 92,000 117,469
5.00%, 4/20/2048 50,000 63,010
GE Capital Funding LLC ,
4.40%, 5/15/2030(b) 200,000 210,750
GE Capital International
Funding Co. Unlimited Co. ,
4.42%, 11/15/2035 382,000 394,831
National Rural Utilities
Cooperative Finance Corp. ,
3.40%, 2/7/2028 50,000 58,249
8.00%, 3/1/2032 61,000 97,605
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Financial Services
National Rural Utilities
Cooperative Finance Corp.,
4.30%, 3/15/2049 150,000 207,086
Shell International Finance
BV ,
2.00%, 11/7/2024 250,000 263,780
3.25%, 5/11/2025 250,000 279,856
4.13%, 5/11/2035 150,000 191,509
6.38%, 12/15/2038 250,000 393,355
4.00%, 5/10/2046 50,000 62,347
3.75%, 9/12/2046 150,000 182,513
3.25%, 4/6/2050 200,000 224,866
Voya Financial, Inc. ,
3.65%, 6/15/2026 100,000 112,520
3,071,677
Diversified Telecommunication Services 1.0%
AT&T, Inc. ,
3.40%, 5/15/2025 250,000 278,039
3.60%, 7/15/2025 250,000 281,393
4.13%, 2/17/2026 250,000 288,056
2.95%, 7/15/2026 250,000 274,254
4.25%, 3/1/2027 250,000 292,694
4.35%, 3/1/2029 200,000 238,977
4.30%, 2/15/2030 300,000 360,307
5.25%, 3/1/2037 250,000 322,815
5.35%, 9/1/2040 175,000 234,293
4.30%, 12/15/2042 267,000 316,069
4.65%, 6/1/2044 150,000 175,687
4.80%, 6/15/2044 150,000 187,529
5.45%, 3/1/2047 250,000 339,804
4.50%, 3/9/2048 410,000 501,026
4.55%, 3/9/2049 100,000 122,464
5.15%, 2/15/2050 300,000 402,318
Bell Canada, Inc. ,
4.30%, 7/29/2049 100,000 130,649
British Telecommunications
plc ,
9.63%, 12/15/2030(d) 191,000 316,988
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(d) 106,000 170,694
Orange SA ,
9.00%, 3/1/2031(d) 133,000 220,175
5.50%, 2/6/2044 100,000 154,107
Telefonica Emisiones SA ,
4.57%, 4/27/2023 200,000 220,244
4.90%, 3/6/2048 150,000 187,496
5.52%, 3/1/2049 150,000 204,252
TELUS Corp. ,
4.30%, 6/15/2049 100,000 125,006
Verizon Communications, Inc. ,
5.15%, 9/15/2023 300,000 342,761
3.50%, 11/1/2024 100,000 111,447
4.13%, 3/16/2027 250,000 299,270
4.33%, 9/21/2028 254,000 313,144
4.02%, 12/3/2029 300,000 366,716
4.40%, 11/1/2034 300,000 387,019
4.81%, 3/15/2039 269,000 368,461
3.85%, 11/1/2042 175,000 221,083

Nationwide Bond Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Verizon Communications, Inc.,
6.55%, 9/15/2043 250,000 428,179
4.86%, 8/21/2046 200,000 285,662
4.52%, 9/15/2048 150,000 208,975
5.01%, 4/15/2049 95,000 140,882
9,818,935
Electric Utilities 1.5%
AEP Transmission Co. LLC ,
Series M, 3.65%, 4/1/2050 200,000 251,487
Appalachian Power Co. ,
Series Y, 4.50%, 3/1/2049 150,000 196,927
Arizona Public Service Co. ,
4.20%, 8/15/2048 50,000 64,965
3.50%, 12/1/2049 100,000 117,362
Baltimore Gas and Electric
Co. ,
3.20%, 9/15/2049 45,000 52,592
CenterPoint Energy Houston
Electric LLC ,
3.95%, 3/1/2048 150,000 197,044
Cleco Corporate Holdings
LLC ,
3.38%, 9/15/2029 100,000 103,073
Cleveland Electric Illuminating
Co. (The) ,
5.50%, 8/15/2024 200,000 234,988
Connecticut Light and Power
Co. (The) ,
Series A, 3.20%, 3/15/2027 100,000 112,992
4.00%, 4/1/2048 100,000 134,936
Dominion Energy South
Carolina, Inc. ,
6.05%, 1/15/2038 50,000 76,026
DTE Electric Co. ,
3.65%, 3/15/2024 250,000 274,394
3.70%, 3/15/2045 80,000 100,448
Series A, 4.05%, 5/15/2048 50,000 67,301
Duke Energy Corp. ,
3.05%, 8/15/2022 200,000 209,447
3.75%, 4/15/2024 150,000 166,391
3.75%, 9/1/2046 250,000 308,026
4.20%, 6/15/2049 150,000 199,630
Duke Energy Florida LLC ,
4.20%, 7/15/2048 50,000 68,838
Duke Energy Indiana LLC ,
3.75%, 5/15/2046 250,000 314,801
Duke Energy Ohio, Inc. ,
Series A, 5.40%, 6/15/2033 51,000 66,578
3.70%, 6/15/2046 100,000 126,101
Emera US Finance LP ,
3.55%, 6/15/2026 250,000 282,980
Entergy Arkansas LLC ,
3.50%, 4/1/2026 100,000 114,335
4.20%, 4/1/2049 150,000 208,803
Entergy Corp. ,
4.00%, 7/15/2022 200,000 212,390
Entergy Louisiana LLC ,
4.20%, 9/1/2048 150,000 206,445
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Evergy Metro, Inc. ,
3.65%, 8/15/2025 100,000 112,795
Series 2019, 4.13%,
4/1/2049 150,000 196,503
Eversource Energy ,
Series H, 3.15%, 1/15/2025 125,000 137,305
Exelon Corp. ,
3.50%, 6/1/2022(d) 250,000 261,795
4.05%, 4/15/2030 300,000 358,759
5.63%, 6/15/2035 250,000 342,524
FirstEnergy Corp. ,
Series C, 4.85%, 7/15/2047 100,000 123,584
Series C, 3.40%, 3/1/2050 150,000 153,776
Florida Power & Light Co. ,
4.05%, 10/1/2044 100,000 134,545
4.13%, 6/1/2048 150,000 209,922
3.15%, 10/1/2049 100,000 122,781
Fortis, Inc. ,
3.06%, 10/4/2026 100,000 109,587
Georgia Power Co. ,
Series A, 2.20%, 9/15/2024 250,000 264,702
4.30%, 3/15/2042 100,000 123,869
Hydro-Quebec ,
Series HY, 8.40%,
1/15/2022 153,000 170,175
Series GF, 8.88%, 3/1/2026 109,000 155,059
Iberdrola International BV ,
5.81%, 3/15/2025 82,000 98,665
Kentucky Utilities Co. ,
5.13%, 11/1/2040 150,000 212,006
MidAmerican Energy Co. ,
5.80%, 10/15/2036 200,000 300,491
Nevada Power Co. ,
5.45%, 5/15/2041 100,000 140,185
NextEra Energy Capital
Holdings, Inc. ,
2.75%, 5/1/2025 300,000 328,630
2.75%, 11/1/2029 300,000 335,002
Northern States Power Co. ,
4.00%, 8/15/2045 85,000 113,091
2.90%, 3/1/2050 100,000 116,271
Ohio Power Co. ,
4.15%, 4/1/2048 150,000 198,698
Oncor Electric Delivery Co.
LLC ,
5.75%, 3/15/2029 100,000 134,161
5.30%, 6/1/2042 150,000 224,517
Pacific Gas and Electric Co. ,
2.50%, 2/1/2031 300,000 301,214
4.50%, 7/1/2040 300,000 344,044
4.95%, 7/1/2050 200,000 242,256
PacifiCorp ,
5.25%, 6/15/2035 123,000 177,308
PPL Capital Funding, Inc. ,
5.00%, 3/15/2044 150,000 195,124
Progress Energy, Inc. ,
7.75%, 3/1/2031 164,000 247,598
Public Service Co. of
Colorado ,
3.60%, 9/15/2042 100,000 124,005

10 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Public Service Electric and
Gas Co. ,
3.95%, 5/1/2042 200,000 259,072
Southern California Edison
Co. ,
Series B, 2.40%, 2/1/2022 250,000 254,631
2.85%, 8/1/2029 250,000 270,548
6.00%, 1/15/2034 123,000 168,314
4.00%, 4/1/2047 150,000 178,376
Series C, 4.13%, 3/1/2048 150,000 179,201
Series B, 4.88%, 3/1/2049 100,000 132,193
Southern Co. (The) ,
3.25%, 7/1/2026 210,000 238,454
4.40%, 7/1/2046 250,000 317,296
Tampa Electric Co. ,
3.63%, 6/15/2050 100,000 124,856
Union Electric Co. ,
3.50%, 3/15/2029 100,000 117,824
3.25%, 10/1/2049 100,000 120,283
Virginia Electric and Power
Co. ,
4.45%, 2/15/2044 150,000 203,092
Series B, 4.20%, 5/15/2045 120,000 159,295
Wisconsin Electric Power Co. ,
2.95%, 9/15/2021 250,000 255,518
5.63%, 5/15/2033 41,000 57,180
Wisconsin Power and Light
Co. ,
3.00%, 7/1/2029 250,000 285,942
Xcel Energy, Inc. ,
6.50%, 7/1/2036 123,000 186,785
14,789,107
Electrical Equipment 0.1%
ABB Finance USA, Inc. ,
4.38%, 5/8/2042 100,000 133,354
Eaton Corp. ,
2.75%, 11/2/2022 250,000 263,066
4.00%, 11/2/2032 150,000 183,973
580,393
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. ,
2.80%, 2/15/2030 100,000 110,148
Arrow Electronics, Inc. ,
4.50%, 3/1/2023 100,000 106,609
Corning, Inc. ,
2.90%, 5/15/2022 365,000 378,398
5.35%, 11/15/2048 100,000 140,990
3.90%, 11/15/2049 100,000 117,449
Tyco Electronics Group SA ,
3.50%, 2/3/2022 150,000 155,902
1,009,496
Energy Equipment & Services 0.1%
Baker Hughes a GE Co. LLC ,
3.34%, 12/15/2027 145,000 160,295
3.14%, 11/7/2029 35,000 37,968
4.08%, 12/15/2047 100,000 109,263
Corporate Bonds
Principal
Amount ($) Value ($)
Energy Equipment & Services
Halliburton Co. ,
3.80%, 11/15/2025 54,000 58,499
6.70%, 9/15/2038 100,000 125,722
5.00%, 11/15/2045 200,000 215,154
National Oilwell Varco, Inc. ,
3.95%, 12/1/2042 100,000 88,786
795,687
Entertainment 0.2%
NBCUniversal Media LLC ,
5.95%, 4/1/2041 100,000 156,613
TWDC Enterprises 18 Corp. ,
3.00%, 2/13/2026 50,000 55,542
3.70%, 12/1/2042 100,000 116,433
3.00%, 7/30/2046 60,000 65,790
Walt Disney Co. (The) ,
1.75%, 8/30/2024 300,000 314,172
3.70%, 9/15/2024 100,000 111,667
3.35%, 3/24/2025 50,000 55,894
3.70%, 10/15/2025 100,000 114,024
7.28%, 6/30/2028 53,000 74,438
2.00%, 9/1/2029 100,000 104,016
6.55%, 3/15/2033 450,000 668,265
2.75%, 9/1/2049 100,000 102,576
4.70%, 3/23/2050 50,000 69,422
3.80%, 5/13/2060 200,000 245,562
2,254,414
Equity Real Estate Investment Trusts (REITs) 0.8%
Alexandria Real Estate
Equities, Inc. ,
4.00%, 2/1/2050 100,000 130,833
American Campus
Communities Operating
Partnership LP ,
2.85%, 2/1/2030 100,000 100,552
American Tower Corp. ,
3.38%, 5/15/2024 500,000 547,025
4.40%, 2/15/2026 25,000 29,290
3.95%, 3/15/2029 100,000 118,053
3.70%, 10/15/2049 100,000 121,852
AvalonBay Communities, Inc. ,
3.45%, 6/1/2025 100,000 112,541
2.30%, 3/1/2030 200,000 214,432
Boston Properties LP ,
2.75%, 10/1/2026 150,000 163,128
2.90%, 3/15/2030 100,000 107,124
Brixmor Operating Partnership
LP ,
4.13%, 5/15/2029 100,000 106,949
Camden Property Trust ,
3.35%, 11/1/2049 100,000 115,523
Crown Castle International
Corp. ,
3.70%, 6/15/2026 280,000 319,942
2.25%, 1/15/2031 300,000 311,199
4.00%, 11/15/2049 60,000 73,359
CubeSmart LP ,
3.00%, 2/15/2030 100,000 109,080

Nationwide Bond Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Duke Realty LP ,
2.88%, 11/15/2029 40,000 44,852
Equinix, Inc. ,
2.63%, 11/18/2024 30,000 32,146
3.20%, 11/18/2029 35,000 39,270
ERP Operating LP ,
2.85%, 11/1/2026 250,000 278,612
3.00%, 7/1/2029 100,000 112,938
2.50%, 2/15/2030 150,000 164,436
Essex Portfolio LP ,
3.00%, 1/15/2030 150,000 165,182
Federal Realty Investment
Trust ,
3.20%, 6/15/2029 100,000 106,430
GLP Capital LP ,
5.38%, 11/1/2023 50,000 53,485
5.30%, 1/15/2029 50,000 55,674
Healthcare Trust of America
Holdings LP ,
3.10%, 2/15/2030 100,000 105,432
Healthpeak Properties, Inc. ,
3.40%, 2/1/2025 300,000 328,858
Highwoods Realty LP ,
3.05%, 2/15/2030 100,000 103,637
Host Hotels & Resorts LP ,
Series D, 3.75%,
10/15/2023 100,000 103,754
Series H, 3.38%,
12/15/2029 50,000 48,645
Kilroy Realty LP ,
3.05%, 2/15/2030 100,000 105,664
Kimco Realty Corp. ,
4.45%, 9/1/2047 100,000 113,275
National Retail Properties,
Inc. ,
2.50%, 4/15/2030 200,000 196,600
Omega Healthcare Investors,
Inc. ,
4.50%, 4/1/2027 100,000 106,049
Realty Income Corp. ,
4.65%, 8/1/2023 250,000 277,739
3.25%, 6/15/2029 150,000 166,650
Regency Centers LP ,
4.65%, 3/15/2049 100,000 122,032
Sabra Health Care LP ,
3.90%, 10/15/2029 100,000 94,457
Simon Property Group LP ,
2.00%, 9/13/2024 250,000 258,162
2.45%, 9/13/2029 100,000 101,386
2.65%, 7/15/2030 200,000 204,522
4.75%, 3/15/2042 100,000 121,745
Spirit Realty LP ,
4.00%, 7/15/2029 85,000 89,568
UDR, Inc. ,
3.20%, 1/15/2030 150,000 169,014
Ventas Realty LP ,
4.88%, 4/15/2049 150,000 172,299
VEREIT Operating
Partnership LP ,
3.40%, 1/15/2028 200,000 207,505
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Welltower, Inc. ,
4.13%, 3/15/2029 250,000 281,649
Weyerhaeuser Co. ,
7.38%, 3/15/2032 100,000 144,142
WP Carey, Inc. ,
3.85%, 7/15/2029 50,000 54,069
7,410,760
Food & Staples Retailing 0.4%
Costco Wholesale Corp. ,
2.75%, 5/18/2024 200,000 217,365
Kroger Co. (The) ,
4.00%, 2/1/2024 100,000 110,630
7.50%, 4/1/2031 178,000 260,305
5.40%, 1/15/2049 100,000 145,196
Sysco Corp. ,
3.55%, 3/15/2025 200,000 218,786
3.75%, 10/1/2025 75,000 82,938
3.30%, 7/15/2026 130,000 141,125
6.60%, 4/1/2040 100,000 139,347
6.60%, 4/1/2050 100,000 145,869
Walgreen Co. ,
3.10%, 9/15/2022 150,000 157,658
Walgreens Boots Alliance,
Inc. ,
3.45%, 6/1/2026 305,000 336,499
4.50%, 11/18/2034 155,000 179,036
Walmart, Inc. ,
3.40%, 6/26/2023 500,000 542,771
2.85%, 7/8/2024 250,000 272,685
3.55%, 6/26/2025 100,000 114,072
3.25%, 7/8/2029 300,000 354,889
7.55%, 2/15/2030 82,000 128,715
5.25%, 9/1/2035 92,000 137,604
6.20%, 4/15/2038 198,000 321,609
4.05%, 6/29/2048 200,000 278,866
4,285,965
Food Products 0.4%
Archer-Daniels-Midland Co. ,
2.50%, 8/11/2026 250,000 273,879
4.50%, 3/15/2049 100,000 148,800
Campbell Soup Co. ,
4.15%, 3/15/2028 150,000 176,288
4.80%, 3/15/2048 50,000 69,697
Conagra Brands, Inc. ,
4.60%, 11/1/2025 100,000 116,585
7.00%, 10/1/2028 154,000 211,017
5.40%, 11/1/2048 50,000 72,320
General Mills, Inc. ,
3.15%, 12/15/2021 200,000 206,012
4.20%, 4/17/2028 100,000 120,438
4.70%, 4/17/2048 50,000 72,241
Hershey Co. (The) ,
2.45%, 11/15/2029 150,000 165,664
3.13%, 11/15/2049 50,000 59,209
J M Smucker Co. (The) ,
4.25%, 3/15/2035 100,000 122,455
Kellogg Co. ,
3.25%, 4/1/2026 40,000 45,434

12 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Kellogg Co.,
4.30%, 5/15/2028 250,000 300,085
Mead Johnson Nutrition Co. ,
4.13%, 11/15/2025 110,000 128,736
Mondelez International, Inc. ,
3.63%, 2/13/2026 250,000 286,139
Tyson Foods, Inc. ,
4.50%, 6/15/2022 250,000 266,020
4.55%, 6/2/2047 50,000 64,904
5.10%, 9/28/2048 100,000 140,475
Unilever Capital Corp. ,
2.00%, 7/28/2026 250,000 268,226
2.13%, 9/6/2029 100,000 107,931
5.90%, 11/15/2032 50,000 75,394
3,497,949
Gas Utilities 0.1%
Atmos Energy Corp. ,
2.63%, 9/15/2029 250,000 278,197
4.13%, 10/15/2044 100,000 131,893
Dominion Energy Gas
Holdings LLC ,
Series C, 3.90%,
11/15/2049 100,000 121,458
National Fuel Gas Co. ,
3.75%, 3/1/2023 250,000 257,742
Piedmont Natural Gas Co.,
Inc. ,
3.50%, 6/1/2029 200,000 233,576
Washington Gas Light Co. ,
3.65%, 9/15/2049 50,000 59,147
1,082,013
Health Care Equipment & Supplies 0.3%
Abbott Laboratories ,
3.88%, 9/15/2025 45,000 51,798
3.75%, 11/30/2026 226,000 266,021
5.30%, 5/27/2040 250,000 382,718
Baxter International, Inc. ,
2.60%, 8/15/2026 100,000 110,843
Becton Dickinson and Co. ,
3.13%, 11/8/2021 250,000 258,011
4.69%, 12/15/2044 100,000 132,262
4.67%, 6/6/2047 100,000 133,940
Boston Scientific Corp. ,
4.70%, 3/1/2049 150,000 211,334
DH Europe Finance II Sarl ,
2.60%, 11/15/2029 45,000 49,532
3.25%, 11/15/2039 100,000 116,598
Koninklijke Philips NV ,
5.00%, 3/15/2042 100,000 134,923
Medtronic, Inc. ,
3.15%, 3/15/2022 135,000 141,152
4.38%, 3/15/2035 75,000 101,790
4.63%, 3/15/2045 150,000 216,277
Stryker Corp. ,
3.38%, 11/1/2025 80,000 90,156
3.50%, 3/15/2026 35,000 39,775
3.65%, 3/7/2028 200,000 235,105
2.90%, 6/15/2050 200,000 218,626
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies
Zimmer Biomet Holdings, Inc. ,
3.38%, 11/30/2021 150,000 154,554
3.55%, 3/20/2030 200,000 223,900
3,269,315
Health Care Providers & Services 1.1%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 21,000 28,211
Aetna, Inc. ,
6.63%, 6/15/2036 100,000 144,534
3.88%, 8/15/2047 100,000 119,165
AmerisourceBergen Corp. ,
4.25%, 3/1/2045 100,000 119,947
Anthem, Inc. ,
3.50%, 8/15/2024 100,000 110,229
4.10%, 3/1/2028 200,000 238,692
4.65%, 8/15/2044 250,000 337,956
3.70%, 9/15/2049 100,000 120,766
Cardinal Health, Inc. ,
3.75%, 9/15/2025 170,000 192,521
4.37%, 6/15/2047 100,000 117,893
Cigna Corp. ,
3.40%, 9/17/2021 100,000 103,295
3.90%, 2/15/2022 250,000 262,689
3.25%, 4/15/2025 100,000 109,989
4.50%, 2/25/2026 100,000 117,963
3.05%, 10/15/2027 100,000 111,369
4.38%, 10/15/2028 200,000 241,496
4.80%, 7/15/2046 150,000 203,042
4.90%, 12/15/2048 150,000 211,424
3.40%, 3/15/2050 200,000 229,145
CommonSpirit Health ,
4.35%, 11/1/2042 50,000 55,552
4.19%, 10/1/2049 25,000 27,680
CVS Health Corp. ,
3.50%, 7/20/2022 150,000 158,100
3.70%, 3/9/2023 250,000 269,046
2.63%, 8/15/2024 50,000 53,758
4.10%, 3/25/2025 250,000 284,125
3.00%, 8/15/2026 50,000 55,340
4.30%, 3/25/2028 450,000 534,594
3.25%, 8/15/2029 50,000 56,310
3.75%, 4/1/2030 100,000 117,303
4.88%, 7/20/2035 100,000 130,006
4.78%, 3/25/2038 250,000 321,349
4.13%, 4/1/2040 100,000 121,628
5.05%, 3/25/2048 400,000 551,097
Duke University Health
System, Inc. ,
Series 2017, 3.92%,
6/1/2047 138,000 182,932
HCA, Inc. ,
5.00%, 3/15/2024 200,000 225,367
4.50%, 2/15/2027 250,000 287,897
5.13%, 6/15/2039 30,000 38,074
5.25%, 6/15/2049 200,000 265,325
Humana, Inc. ,
3.15%, 12/1/2022 250,000 263,814
2.90%, 12/15/2022 250,000 263,261

Nationwide Bond Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Humana, Inc.,
3.95%, 8/15/2049 100,000 126,736
Kaiser Foundation Hospitals ,
4.15%, 5/1/2047 150,000 202,207
Laboratory Corp. of America
Holdings ,
3.75%, 8/23/2022 200,000 211,267
2.95%, 12/1/2029 200,000 221,119
McKesson Corp. ,
3.95%, 2/16/2028 100,000 117,297
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 29,000 32,745
Northwell Healthcare, Inc. ,
4.26%, 11/1/2047 20,000 23,837
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%, 10/1/2048 15,000 18,665
Quest Diagnostics, Inc. ,
4.20%, 6/30/2029 50,000 60,589
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 12,000 15,292
Sutter Health ,
Series 2018, 4.09%,
8/15/2048 36,000 43,899
UnitedHealth Group, Inc. ,
2.88%, 12/15/2021 500,000 518,238
3.70%, 12/15/2025 250,000 289,013
3.38%, 4/15/2027 250,000 288,974
3.88%, 12/15/2028 200,000 241,415
2.88%, 8/15/2029 50,000 56,982
4.63%, 7/15/2035 25,000 34,064
5.80%, 3/15/2036 200,000 297,717
3.70%, 8/15/2049 200,000 256,825
3.88%, 8/15/2059 150,000 198,958
3.13%, 5/15/2060 150,000 175,915
10,814,638
Hotels, Restaurants & Leisure 0.3%
Las Vegas Sands Corp. ,
3.20%, 8/8/2024 100,000 100,407
Marriott International, Inc. ,
Series N, 3.13%,
10/15/2021 250,000 253,792
Series EE, 5.75%, 5/1/2025 100,000 111,001
Series R, 3.13%, 6/15/2026 200,000 198,228
McDonald's Corp. ,
3.35%, 4/1/2023 250,000 268,274
3.50%, 7/1/2027 100,000 115,517
3.60%, 7/1/2030 100,000 117,291
4.88%, 7/15/2040 50,000 67,147
4.88%, 12/9/2045 250,000 343,604
3.63%, 9/1/2049 100,000 117,532
4.20%, 4/1/2050 100,000 127,707
Sands China Ltd. ,
5.40%, 8/8/2028 200,000 223,316
Starbucks Corp. ,
3.80%, 8/15/2025 100,000 114,467
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Starbucks Corp.,
4.00%, 11/15/2028 250,000 298,130
4.45%, 8/15/2049 100,000 130,906
3.50%, 11/15/2050 200,000 224,309
2,811,628
Household Durables 0.0%
†
DR Horton, Inc. ,
2.50%, 10/15/2024 85,000 90,428
Whirlpool Corp. ,
3.70%, 5/1/2025 100,000 109,766
200,194
Household Products 0.1%
Colgate-Palmolive Co. ,
2.45%, 11/15/2021 100,000 102,770
Kimberly-Clark Corp. ,
3.20%, 7/30/2046 85,000 103,353
2.88%, 2/7/2050 100,000 117,638
Procter & Gamble Co. (The) ,
2.45%, 3/25/2025 300,000 326,555
3.00%, 3/25/2030 200,000 235,851
3.50%, 10/25/2047 100,000 133,296
3.60%, 3/25/2050 100,000 134,757
1,154,220
Independent Power and Renewable Electricity Producers
0.1%
Exelon Generation Co. LLC ,
5.75%, 10/1/2041 150,000 180,675
5.60%, 6/15/2042 100,000 121,234
Oglethorpe Power Corp. ,
5.05%, 10/1/2048 75,000 90,498
PSEG Power LLC ,
3.85%, 6/1/2023 300,000 325,202
Southern Power Co. ,
4.15%, 12/1/2025 250,000 291,627
1,009,236
Industrial Conglomerates 0.3%
3M Co. ,
3.00%, 8/7/2025 250,000 280,211
3.38%, 3/1/2029 100,000 117,528
5.70%, 3/15/2037 50,000 75,678
3.25%, 8/26/2049 125,000 151,522
General Electric Co. ,
2.70%, 10/9/2022(e) 125,000 130,162
3.38%, 3/11/2024 150,000 163,001
3.63%, 5/1/2030 300,000 303,624
6.75%, 3/15/2032 106,000 133,534
6.15%, 8/7/2037 144,000 172,600
6.88%, 1/10/2039 100,000 129,197
4.25%, 5/1/2040 200,000 204,775
4.35%, 5/1/2050 100,000 103,672
Honeywell International, Inc. ,
1.85%, 11/1/2021 500,000 509,322
3.81%, 11/21/2047 100,000 133,493
Trane Technologies Global
Holding Co. Ltd. ,
5.75%, 6/15/2043 50,000 70,180

14 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Industrial Conglomerates
Trane Technologies
Luxembourg Finance SA ,
3.55%, 11/1/2024 250,000 277,020
2,955,519
Insurance 0.8%
Aflac, Inc. ,
3.63%, 11/15/2024 250,000 282,894
Alleghany Corp. ,
4.95%, 6/27/2022 250,000 265,790
Allstate Corp. (The) ,
(ICE LIBOR USD 3
Month + 2.12%), 6.50%,
5/15/2057(c) 145,000 179,408
American International Group,
Inc. ,
4.25%, 3/15/2029 250,000 295,307
4.50%, 7/16/2044 100,000 123,348
4.80%, 7/10/2045 100,000 128,297
4.75%, 4/1/2048 150,000 194,811
Aon plc ,
3.88%, 12/15/2025 100,000 115,508
4.75%, 5/15/2045 100,000 137,966
Arch Capital Finance LLC ,
4.01%, 12/15/2026 250,000 289,215
Berkshire Hathaway Finance
Corp. ,
4.40%, 5/15/2042 150,000 208,470
4.25%, 1/15/2049 100,000 138,071
Brighthouse Financial, Inc. ,
3.70%, 6/22/2027 250,000 260,531
Chubb INA Holdings, Inc. ,
2.70%, 3/13/2023 250,000 264,426
3.35%, 5/3/2026 45,000 51,675
4.35%, 11/3/2045 100,000 141,198
CNA Financial Corp. ,
5.75%, 8/15/2021 250,000 263,473
3.90%, 5/1/2029 50,000 57,072
Hartford Financial Services
Group, Inc. (The) ,
6.10%, 10/1/2041 100,000 145,882
Lincoln National Corp. ,
4.35%, 3/1/2048 100,000 121,470
Loews Corp. ,
4.13%, 5/15/2043 100,000 119,684
Manulife Financial Corp. ,
4.15%, 3/4/2026 100,000 119,139
Markel Corp. ,
5.00%, 5/20/2049 100,000 134,952
Marsh & McLennan Cos., Inc. ,
4.90%, 3/15/2049 150,000 223,525
MetLife, Inc. ,
3.05%, 12/15/2022(d) 250,000 266,005
5.70%, 6/15/2035 86,000 129,209
6.40%, 12/15/2036 100,000 123,937
4.13%, 8/13/2042 200,000 259,132
4.60%, 5/13/2046 85,000 117,439
Nationwide Financial Services,
Inc. ,
6.75%, 5/15/2037(f) 75,000 86,278
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Principal Financial Group, Inc. ,
3.30%, 9/15/2022 250,000 263,655
3.70%, 5/15/2029 200,000 234,713
Progressive Corp. (The) ,
3.75%, 8/23/2021 150,000 155,474
6.25%, 12/1/2032 113,000 170,477
4.13%, 4/15/2047 100,000 137,236
Prudential Financial, Inc. ,
6.63%, 6/21/2040 100,000 156,273
(ICE LIBOR USD 3
Month + 3.92%), 5.63%,
6/15/2043(c) 400,000 433,172
3.91%, 12/7/2047 130,000 157,086
3.70%, 3/13/2051 200,000 239,184
Travelers Cos., Inc. (The) ,
4.00%, 5/30/2047 150,000 195,829
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033 133,000 201,570
Unum Group ,
4.00%, 6/15/2029 250,000 270,741
Willis North America, Inc. ,
2.95%, 9/15/2029 30,000 32,910
3.88%, 9/15/2049 100,000 123,554
XLIT Ltd. ,
4.45%, 3/31/2025 150,000 169,239
8,185,225
Interactive Media & Services 0.0%
†
Baidu, Inc. ,
4.38%, 5/14/2024 200,000 221,020
Internet & Direct Marketing Retail 0.3%
Alibaba Group Holding Ltd. ,
3.13%, 11/28/2021 200,000 205,991
4.20%, 12/6/2047 250,000 332,257
Amazon.com, Inc. ,
3.30%, 12/5/2021 250,000 259,007
2.80%, 8/22/2024 150,000 163,688
3.15%, 8/22/2027 350,000 404,923
4.80%, 12/5/2034 100,000 141,225
3.88%, 8/22/2037 100,000 129,829
4.05%, 8/22/2047 200,000 275,303
2.50%, 6/3/2050 200,000 217,787
4.25%, 8/22/2057 200,000 292,967
Booking Holdings, Inc. ,
4.63%, 4/13/2030 200,000 243,581
eBay, Inc. ,
3.80%, 3/9/2022 140,000 147,071
4.00%, 7/15/2042 100,000 114,625
Expedia Group, Inc. ,
3.25%, 2/15/2030 65,000 61,427
2,989,681
IT Services 0.5%
Broadridge Financial
Solutions, Inc. ,
3.40%, 6/27/2026 80,000 89,340

Nationwide Bond Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services
Fidelity National Information
Services, Inc. ,
3.75%, 5/21/2029 50,000 59,857
Fiserv, Inc. ,
2.75%, 7/1/2024 200,000 215,874
4.40%, 7/1/2049 200,000 268,412
Global Payments, Inc. ,
2.65%, 2/15/2025 250,000 267,730
4.15%, 8/15/2049 100,000 125,330
International Business
Machines Corp. ,
3.00%, 5/15/2024 400,000 436,604
3.45%, 2/19/2026 250,000 284,735
1.70%, 5/15/2027 100,000 103,900
1.95%, 5/15/2030 200,000 209,099
5.88%, 11/29/2032 250,000 367,553
4.25%, 5/15/2049 200,000 263,315
Mastercard, Inc. ,
2.00%, 3/3/2025 300,000 319,989
3.95%, 2/26/2048 150,000 198,521
PayPal Holdings, Inc. ,
2.40%, 10/1/2024 35,000 37,489
2.85%, 10/1/2029 70,000 78,985
2.30%, 6/1/2030 250,000 270,318
Visa, Inc. ,
3.15%, 12/14/2025 195,000 219,917
2.05%, 4/15/2030 200,000 217,227
4.15%, 12/14/2035 150,000 199,873
4.30%, 12/14/2045 100,000 142,475
Western Union Co. (The) ,
6.20%, 11/17/2036 100,000 120,370
4,496,913
Leisure Products 0.0%
†
Hasbro, Inc. ,
3.55%, 11/19/2026 200,000 211,810
3.90%, 11/19/2029 50,000 53,030
264,840
Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc. ,
2.75%, 9/15/2029 100,000 109,397
PerkinElmer, Inc. ,
3.30%, 9/15/2029 50,000 56,383
Thermo Fisher Scientific, Inc. ,
3.20%, 8/15/2027 250,000 284,853
2.60%, 10/1/2029 65,000 71,718
522,351
Machinery 0.3%
Caterpillar, Inc. ,
2.60%, 6/26/2022 250,000 258,919
2.60%, 4/9/2030 200,000 223,649
6.05%, 8/15/2036 123,000 184,988
3.80%, 8/15/2042 97,000 123,747
3.25%, 9/19/2049 100,000 119,806
Deere & Co. ,
3.90%, 6/9/2042 100,000 133,959
3.75%, 4/15/2050 200,000 262,823
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery
Dover Corp. ,
2.95%, 11/4/2029 50,000 54,456
5.38%, 3/1/2041 50,000 66,876
Fortive Corp. ,
4.30%, 6/15/2046 100,000 122,132
IDEX Corp. ,
4.20%, 12/15/2021 200,000 206,295
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041 200,000 287,449
Otis Worldwide Corp. ,
2.57%, 2/15/2030(b) 100,000 108,575
3.11%, 2/15/2040(b) 100,000 111,494
Parker-Hannifin Corp. ,
4.20%, 11/21/2034 250,000 311,466
Stanley Black & Decker, Inc. ,
2.90%, 11/1/2022 150,000 158,515
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.66%),
4.00%, 3/15/2060(c) 50,000 52,061
Westinghouse Air Brake
Technologies Corp. ,
4.95%, 9/15/2028(d) 100,000 114,728
2,901,938
Media 0.8%
Charter Communications
Operating LLC ,
4.50%, 2/1/2024 300,000 333,423
3.75%, 2/15/2028 250,000 280,293
6.48%, 10/23/2045 100,000 140,458
4.80%, 3/1/2050 250,000 300,816
6.83%, 10/23/2055 250,000 359,129
Comcast Corp. ,
3.00%, 2/1/2024 1,000,000 1,084,360
4.25%, 1/15/2033 100,000 127,213
7.05%, 3/15/2033 105,000 165,277
6.50%, 11/15/2035 70,000 109,732
4.60%, 10/15/2038 250,000 338,356
3.97%, 11/1/2047 296,000 379,265
4.70%, 10/15/2048 650,000 933,241
3.45%, 2/1/2050 100,000 121,567
2.80%, 1/15/2051 300,000 325,605
Discovery Communications
LLC ,
3.45%, 3/15/2025 135,000 148,395
4.90%, 3/11/2026 50,000 58,607
3.95%, 3/20/2028 100,000 114,447
5.00%, 9/20/2037 100,000 122,576
5.30%, 5/15/2049 125,000 161,582
Fox Corp. ,
5.48%, 1/25/2039 100,000 138,315
5.58%, 1/25/2049 100,000 145,651
Grupo Televisa SAB ,
6.13%, 1/31/2046 200,000 263,616
Omnicom Group, Inc. ,
3.63%, 5/1/2022 50,000 52,726
3.60%, 4/15/2026 250,000 281,306
Time Warner Cable LLC ,
6.75%, 6/15/2039 50,000 70,158

16 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Time Warner Cable LLC,
5.50%, 9/1/2041 100,000 125,157
4.50%, 9/15/2042 250,000 288,916
ViacomCBS, Inc. ,
3.70%, 8/15/2024 250,000 275,738
5.50%, 5/15/2033 82,000 99,192
4.38%, 3/15/2043 200,000 221,883
4.95%, 5/19/2050 150,000 180,686
WPP Finance 2010 ,
3.75%, 9/19/2024 250,000 274,785
8,022,471
Metals & Mining 0.3%
Barrick Gold Corp. ,
5.25%, 4/1/2042 200,000 282,418
BHP Billiton Finance USA Ltd. ,
6.42%, 3/1/2026 55,000 70,207
5.00%, 9/30/2043 150,000 220,553
Newmont Corp. ,
5.88%, 4/1/2035 164,000 233,477
Nucor Corp. ,
4.00%, 8/1/2023 250,000 272,386
2.70%, 6/1/2030 200,000 216,735
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 144,000 216,802
Rio Tinto Finance USA plc ,
4.13%, 8/21/2042 50,000 66,915
Southern Copper Corp. ,
6.75%, 4/16/2040 100,000 146,972
5.88%, 4/23/2045 150,000 210,196
Teck Resources Ltd. ,
5.20%, 3/1/2042 150,000 153,801
Vale Overseas Ltd. ,
6.25%, 8/10/2026 250,000 300,500
6.88%, 11/10/2039 100,000 137,625
2,528,587
Multiline Retail 0.2%
Dollar General Corp. ,
3.25%, 4/15/2023 400,000 426,513
Dollar Tree, Inc. ,
3.70%, 5/15/2023 200,000 215,320
Kohl's Corp. ,
3.25%, 2/1/2023 150,000 149,871
Nordstrom, Inc. ,
4.00%, 10/15/2021 250,000 252,947
4.38%, 4/1/2030 100,000 79,094
Target Corp. ,
2.50%, 4/15/2026 250,000 275,263
4.00%, 7/1/2042 100,000 134,643
3.90%, 11/15/2047 100,000 136,936
1,670,587
Multi-Utilities 0.5%
Ameren Corp. ,
3.65%, 2/15/2026 250,000 283,730
Ameren Illinois Co. ,
2.70%, 9/1/2022 350,000 363,434
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Berkshire Hathaway Energy
Co. ,
3.50%, 2/1/2025 250,000 278,436
4.45%, 1/15/2049 100,000 139,285
4.25%, 10/15/2050(b) 200,000 273,572
Black Hills Corp. ,
3.05%, 10/15/2029 125,000 137,675
CenterPoint Energy, Inc. ,
2.50%, 9/1/2022 100,000 103,763
2.95%, 3/1/2030 100,000 110,351
CMS Energy Corp. ,
3.00%, 5/15/2026 100,000 109,102
Consolidated Edison Co. of
New York, Inc. ,
5.70%, 6/15/2040 150,000 218,908
3.95%, 3/1/2043 100,000 123,698
4.45%, 3/15/2044 200,000 262,502
3.70%, 11/15/2059 100,000 122,298
Consumers Energy Co. ,
3.75%, 2/15/2050 150,000 198,476
Dominion Energy, Inc. ,
4.25%, 6/1/2028 250,000 299,827
Series B, 5.95%, 6/15/2035 174,000 246,271
Series C, 4.90%, 8/1/2041 100,000 135,106
DTE Energy Co. ,
2.95%, 3/1/2030 100,000 107,245
NiSource, Inc. ,
5.95%, 6/15/2041 50,000 71,571
4.38%, 5/15/2047 100,000 132,183
Puget Energy, Inc. ,
3.65%, 5/15/2025 250,000 266,980
Puget Sound Energy, Inc. ,
3.25%, 9/15/2049 100,000 117,244
Sempra Energy ,
4.05%, 12/1/2023 200,000 220,025
6.00%, 10/15/2039 100,000 148,906
4.00%, 2/1/2048 150,000 183,280
Southern Co. Gas Capital
Corp. ,
4.40%, 6/1/2043 100,000 120,654
WEC Energy Group, Inc. ,
3.55%, 6/15/2025 100,000 112,113
4,886,635
Oil, Gas & Consumable Fuels 2.0%
BP Capital Markets America,
Inc. ,
3.41%, 2/11/2026 250,000 279,705
4.23%, 11/6/2028 300,000 360,789
3.63%, 4/6/2030 200,000 232,028
BP Capital Markets plc ,
3.56%, 11/1/2021 250,000 259,717
3.06%, 3/17/2022 210,000 218,829
3.51%, 3/17/2025 250,000 279,374
Canadian Natural Resources
Ltd. ,
3.85%, 6/1/2027 350,000 378,926
6.25%, 3/15/2038 85,000 107,234

Nationwide Bond Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Cheniere Corpus Christi
Holdings LLC ,
5.13%, 6/30/2027 100,000 113,045
3.70%, 11/15/2029(b) 65,000 68,896
Chevron Corp. ,
2.36%, 12/5/2022 250,000 260,463
2.95%, 5/16/2026 250,000 279,848
2.24%, 5/11/2030 300,000 324,336
CNOOC Finance 2014 ULC ,
4.25%, 4/30/2024 200,000 221,668
CNOOC Finance 2015 USA
LLC ,
4.38%, 5/2/2028 200,000 235,999
Concho Resources, Inc. ,
4.30%, 8/15/2028 250,000 283,736
ConocoPhillips ,
5.90%, 10/15/2032 123,000 171,609
6.50%, 2/1/2039 200,000 313,367
Devon Energy Corp. ,
5.00%, 6/15/2045 200,000 195,841
Ecopetrol SA ,
5.88%, 5/28/2045 225,000 257,377
Enable Midstream Partners
LP ,
5.00%, 5/15/2044(d) 50,000 40,145
Enbridge Energy Partners LP ,
7.38%, 10/15/2045 100,000 150,728
Enbridge, Inc. ,
3.13%, 11/15/2029 100,000 107,663
5.50%, 12/1/2046 50,000 66,994
Energy Transfer Operating LP ,
5.20%, 2/1/2022 250,000 260,251
4.25%, 3/15/2023 250,000 261,343
5.25%, 4/15/2029 100,000 108,609
3.75%, 5/15/2030 200,000 197,764
6.05%, 6/1/2041 100,000 106,113
6.50%, 2/1/2042 250,000 274,383
6.25%, 4/15/2049 100,000 107,838
Enterprise Products Operating
LLC ,
3.13%, 7/31/2029 100,000 109,979
2.80%, 1/31/2030 200,000 214,216
6.13%, 10/15/2039 90,000 120,067
4.85%, 8/15/2042 150,000 182,200
4.95%, 10/15/2054 450,000 555,425
Equinor ASA ,
2.88%, 4/6/2025 300,000 328,228
3.95%, 5/15/2043 150,000 185,652
3.25%, 11/18/2049 100,000 114,635
Exxon Mobil Corp. ,
1.57%, 4/15/2023 100,000 103,205
3.18%, 3/15/2024 200,000 216,808
2.71%, 3/6/2025 250,000 271,236
2.99%, 3/19/2025 200,000 220,023
3.04%, 3/1/2026 75,000 83,685
3.29%, 3/19/2027 200,000 228,002
3.48%, 3/19/2030 200,000 234,795
3.00%, 8/16/2039 100,000 110,602
4.11%, 3/1/2046 100,000 126,192
4.33%, 3/19/2050 63,000 84,510
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Exxon Mobil Corp.,
3.45%, 4/15/2051 187,000 221,543
Hess Corp. ,
4.30%, 4/1/2027 100,000 105,323
7.30%, 8/15/2031 127,000 152,466
Husky Energy, Inc. ,
3.95%, 4/15/2022 200,000 205,929
Kinder Morgan Energy
Partners LP ,
5.80%, 3/15/2035 144,000 177,182
6.38%, 3/1/2041 100,000 130,764
Kinder Morgan, Inc. ,
4.30%, 6/1/2025 335,000 380,120
5.55%, 6/1/2045 100,000 130,022
5.05%, 2/15/2046 250,000 308,092
Magellan Midstream Partners
LP ,
4.25%, 9/15/2046 100,000 111,920
Marathon Oil Corp. ,
6.80%, 3/15/2032 82,000 89,488
Marathon Petroleum Corp. ,
4.70%, 5/1/2025 200,000 227,529
6.50%, 3/1/2041 100,000 130,826
MPLX LP ,
4.50%, 7/15/2023 150,000 162,058
4.88%, 6/1/2025 250,000 283,248
4.13%, 3/1/2027 200,000 218,498
4.00%, 3/15/2028 250,000 272,175
4.70%, 4/15/2048 150,000 161,568
Nexen, Inc. ,
5.88%, 3/10/2035 92,000 132,761
6.40%, 5/15/2037 100,000 150,121
Noble Energy, Inc. ,
3.90%, 11/15/2024 250,000 278,361
6.00%, 3/1/2041 150,000 215,302
ONEOK, Inc. ,
2.75%, 9/1/2024 250,000 254,000
3.10%, 3/15/2030 100,000 94,411
4.95%, 7/13/2047 150,000 147,441
5.20%, 7/15/2048 100,000 100,578
Ovintiv, Inc. ,
6.50%, 2/1/2038 150,000 132,685
Phillips 66 ,
5.88%, 5/1/2042 150,000 210,702
Phillips 66 Partners LP ,
3.75%, 3/1/2028 250,000 266,096
Plains All American Pipeline
LP ,
4.70%, 6/15/2044 200,000 187,652
Sabine Pass Liquefaction
LLC ,
6.25%, 3/15/2022 250,000 267,477
5.00%, 3/15/2027 250,000 285,995
Spectra Energy Partners LP ,
3.50%, 3/15/2025 250,000 273,597
Suncor Energy, Inc. ,
3.60%, 12/1/2024 120,000 131,528
5.95%, 5/15/2035 89,000 110,632
4.00%, 11/15/2047 100,000 110,835

18 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Sunoco Logistics Partners
Operations LP ,
5.35%, 5/15/2045 150,000 147,540
Total Capital International SA ,
3.70%, 1/15/2024 500,000 553,023
3.46%, 7/12/2049 100,000 119,524
TransCanada PipeLines Ltd. ,
4.25%, 5/15/2028 250,000 295,626
4.10%, 4/15/2030 150,000 177,161
5.85%, 3/15/2036 150,000 205,211
Transcanada Trust ,
(ICE LIBOR USD 3
Month + 4.15%), 5.50%,
9/15/2079(c) 100,000 104,522
Valero Energy Corp. ,
3.65%, 3/15/2025 205,000 225,261
7.50%, 4/15/2032 82,000 117,925
6.63%, 6/15/2037 100,000 138,116
Williams Cos., Inc. (The) ,
4.55%, 6/24/2024 250,000 278,199
5.40%, 3/4/2044 250,000 298,899
4.85%, 3/1/2048 100,000 119,070
19,613,080
Paper & Forest Products 0.0%
†
Georgia-Pacific LLC ,
8.88%, 5/15/2031 100,000 164,434
Personal Products 0.0%
†
Estee Lauder Cos., Inc. (The) ,
2.00%, 12/1/2024 250,000 265,415
3.13%, 12/1/2049 100,000 119,137
384,552
Pharmaceuticals 1.2%
AstraZeneca plc ,
3.38%, 11/16/2025 250,000 283,942
6.45%, 9/15/2037 50,000 79,773
4.38%, 8/17/2048 150,000 212,324
Bristol-Myers Squibb Co. ,
3.25%, 8/15/2022 200,000 211,535
2.90%, 7/26/2024 500,000 544,489
3.20%, 6/15/2026 200,000 227,449
3.40%, 7/26/2029 100,000 117,784
4.63%, 5/15/2044 150,000 211,550
5.00%, 8/15/2045 250,000 374,192
4.25%, 10/26/2049 100,000 142,116
Eli Lilly & Co. ,
2.75%, 6/1/2025 45,000 49,572
3.10%, 5/15/2027 200,000 226,727
3.95%, 3/15/2049 100,000 137,693
Eli Lilly and Co. ,
2.25%, 5/15/2050 200,000 204,916
GlaxoSmithKline Capital plc ,
2.85%, 5/8/2022 250,000 260,916
3.38%, 6/1/2029 250,000 292,462
GlaxoSmithKline Capital, Inc. ,
5.38%, 4/15/2034 139,000 199,753
Johnson & Johnson ,
2.45%, 12/5/2021 250,000 257,525
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Johnson & Johnson,
2.45%, 3/1/2026 75,000 83,147
4.95%, 5/15/2033 287,000 408,634
3.63%, 3/3/2037 250,000 312,817
3.75%, 3/3/2047 100,000 133,107
Merck & Co., Inc. ,
2.75%, 2/10/2025 470,000 513,143
3.40%, 3/7/2029 300,000 354,465
4.15%, 5/18/2043 100,000 136,291
4.00%, 3/7/2049 100,000 138,409
2.45%, 6/24/2050 100,000 107,777
Mylan NV ,
3.95%, 6/15/2026 100,000 114,268
Mylan, Inc. ,
4.55%, 4/15/2028 150,000 178,155
5.20%, 4/15/2048 100,000 130,840
Novartis Capital Corp. ,
3.40%, 5/6/2024 250,000 277,048
3.00%, 11/20/2025 250,000 279,000
2.20%, 8/14/2030 300,000 327,190
4.00%, 11/20/2045 100,000 134,944
Perrigo Finance Unlimited Co. ,
3.15%, 6/15/2030 200,000 213,157
Pfizer, Inc. ,
2.95%, 3/15/2024 250,000 272,298
3.00%, 12/15/2026 250,000 285,840
7.20%, 3/15/2039 275,000 484,784
4.13%, 12/15/2046 200,000 274,715
4.00%, 3/15/2049 100,000 135,733
Pharmacia LLC ,
6.60%, 12/1/2028(d) 123,000 172,414
Sanofi ,
3.63%, 6/19/2028 250,000 295,692
Shire Acquisitions Investments
Ireland DAC ,
2.40%, 9/23/2021 250,000 254,990
3.20%, 9/23/2026 190,000 213,450
Takeda Pharmaceutical Co.
Ltd. ,
3.18%, 7/9/2050 200,000 218,990
Upjohn, Inc. ,
3.85%, 6/22/2040(b) 200,000 227,620
Zoetis, Inc. ,
3.25%, 2/1/2023 250,000 265,382
4.50%, 11/13/2025 115,000 134,343
4.70%, 2/1/2043 100,000 139,778
11,253,139
Professional Services 0.0%
†
Thomson Reuters Corp. ,
3.35%, 5/15/2026 140,000 154,183
Road & Rail 0.4%
Burlington Northern Santa Fe
LLC ,
7.95%, 8/15/2030 144,000 223,234
5.05%, 3/1/2041 350,000 493,144
4.70%, 9/1/2045 150,000 213,917

Nationwide Bond Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Road & Rail
Canadian National Railway
Co. ,
6.90%, 7/15/2028 168,000 236,860
6.20%, 6/1/2036 64,000 99,892
Canadian Pacific Railway Co. ,
2.90%, 2/1/2025 100,000 109,461
4.80%, 8/1/2045 150,000 214,008
CSX Corp. ,
5.50%, 4/15/2041 100,000 143,550
3.35%, 9/15/2049 100,000 116,591
3.95%, 5/1/2050 250,000 323,544
Kansas City Southern ,
2.88%, 11/15/2029 60,000 66,017
4.20%, 11/15/2069 100,000 122,996
Norfolk Southern Corp. ,
2.90%, 2/15/2023 92,000 96,978
2.55%, 11/1/2029 50,000 55,268
4.84%, 10/1/2041 15,000 20,338
4.45%, 6/15/2045 50,000 65,990
3.40%, 11/1/2049 70,000 83,961
4.05%, 8/15/2052 132,000 171,290
Ryder System, Inc. ,
2.50%, 9/1/2024 45,000 47,368
2.90%, 12/1/2026 90,000 95,996
Union Pacific Corp. ,
3.60%, 9/15/2037 100,000 117,743
4.05%, 3/1/2046 105,000 134,077
4.50%, 9/10/2048 150,000 208,487
3.25%, 2/5/2050 250,000 293,050
3.95%, 8/15/2059 100,000 127,812
3,881,572
Semiconductors & Semiconductor Equipment 0.6%
Applied Materials, Inc. ,
4.35%, 4/1/2047 100,000 143,199
Broadcom Corp. ,
3.63%, 1/15/2024 750,000 810,861
3.88%, 1/15/2027 200,000 222,158
Broadcom, Inc. ,
3.63%, 10/15/2024(b) 200,000 218,386
4.70%, 4/15/2025(b) 200,000 228,693
5.00%, 4/15/2030(b) 150,000 178,255
4.15%, 11/15/2030(b) 300,000 336,906
Intel Corp. ,
2.70%, 12/15/2022 250,000 263,637
3.40%, 3/25/2025 100,000 112,419
3.70%, 7/29/2025 150,000 171,780
3.75%, 3/25/2027 100,000 117,736
2.45%, 11/15/2029 250,000 276,390
4.10%, 5/11/2047 100,000 131,142
3.73%, 12/8/2047 207,000 259,157
4.75%, 3/25/2050 150,000 219,145
KLA Corp. ,
4.65%, 11/1/2024 215,000 248,151
Lam Research Corp. ,
3.80%, 3/15/2025 145,000 164,971
1.90%, 6/15/2030 60,000 63,527
4.88%, 3/15/2049 100,000 151,237
2.88%, 6/15/2050 55,000 62,736
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Micron Technology, Inc. ,
4.19%, 2/15/2027 250,000 286,922
NVIDIA Corp. ,
2.85%, 4/1/2030 200,000 223,080
3.50%, 4/1/2050 100,000 120,901
NXP BV ,
4.30%, 6/18/2029(b) 150,000 174,827
QUALCOMM, Inc. ,
2.60%, 1/30/2023 70,000 73,720
3.25%, 5/20/2027 100,000 114,621
4.65%, 5/20/2035 250,000 346,017
Texas Instruments, Inc. ,
4.15%, 5/15/2048 100,000 139,109
5,859,683
Software 0.7%
Adobe, Inc. ,
3.25%, 2/1/2025 70,000 78,373
CA, Inc. ,
4.50%, 8/15/2023 240,000 252,118
Microsoft Corp. ,
2.00%, 8/8/2023 250,000 262,363
2.88%, 2/6/2024 85,000 92,088
2.40%, 8/8/2026 465,000 511,942
3.30%, 2/6/2027 400,000 463,046
3.50%, 2/12/2035 65,000 82,188
3.45%, 8/8/2036 250,000 312,995
4.45%, 11/3/2045 200,000 290,581
3.70%, 8/8/2046 400,000 519,660
2.53%, 6/1/2050 475,000 519,892
2.68%, 6/1/2060 166,000 182,445
Oracle Corp. ,
1.90%, 9/15/2021 500,000 508,377
2.40%, 9/15/2023 350,000 369,933
2.50%, 4/1/2025 100,000 108,114
2.65%, 7/15/2026 145,000 159,708
2.80%, 4/1/2027 400,000 444,152
2.95%, 4/1/2030 200,000 227,812
3.25%, 5/15/2030 100,000 117,288
4.30%, 7/8/2034 150,000 192,596
3.60%, 4/1/2040 200,000 236,677
4.13%, 5/15/2045 150,000 190,186
4.00%, 7/15/2046 350,000 436,625
3.60%, 4/1/2050 200,000 238,257
3.85%, 4/1/2060 100,000 124,866
VMware, Inc. ,
4.70%, 5/15/2030 200,000 234,673
7,156,955
Specialty Retail 0.4%
AutoZone, Inc. ,
3.13%, 4/18/2024 250,000 270,440
3.25%, 4/15/2025 165,000 182,050
Home Depot, Inc. (The) ,
2.63%, 6/1/2022 250,000 260,570
3.35%, 9/15/2025 120,000 135,973
2.50%, 4/15/2027 100,000 110,647
2.95%, 6/15/2029 100,000 114,734
3.30%, 4/15/2040 100,000 119,059
5.95%, 4/1/2041 100,000 159,901

20 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
Home Depot, Inc. (The),
4.40%, 3/15/2045 200,000 272,167
4.50%, 12/6/2048 100,000 141,157
3.13%, 12/15/2049 100,000 117,877
3.35%, 4/15/2050 100,000 121,762
Lowe's Cos., Inc. ,
6.50%, 3/15/2029 164,000 224,937
3.65%, 4/5/2029 200,000 234,395
4.25%, 9/15/2044 250,000 315,093
Ross Stores, Inc. ,
4.80%, 4/15/2030 300,000 364,204
TJX Cos., Inc. (The) ,
3.88%, 4/15/2030 200,000 241,127
3,386,093
Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc. ,
2.30%, 5/11/2022 250,000 258,434
1.70%, 9/11/2022 630,000 648,567
0.75%, 5/11/2023 500,000 506,148
3.45%, 5/6/2024 300,000 332,698
2.50%, 2/9/2025 170,000 184,512
3.25%, 2/23/2026 95,000 107,793
2.45%, 8/4/2026 190,000 208,731
3.00%, 11/13/2027 100,000 114,145
3.85%, 5/4/2043 250,000 324,518
4.38%, 5/13/2045 145,000 202,828
4.65%, 2/23/2046 230,000 331,574
2.95%, 9/11/2049 300,000 345,466
Dell International LLC ,
6.02%, 6/15/2026(b) 240,000 281,363
5.30%, 10/1/2029(b) 100,000 115,302
8.35%, 7/15/2046(b) 150,000 208,701
Hewlett Packard Enterprise
Co. ,
2.25%, 4/1/2023 250,000 258,580
6.35%, 10/15/2045(d) 100,000 128,570
HP, Inc. ,
6.00%, 9/15/2041 100,000 124,007
Seagate HDD Cayman ,
4.09%, 6/1/2029(b) 107,000 114,342
4,796,279
Textiles, Apparel & Luxury Goods 0.0%
†
NIKE, Inc. ,
2.85%, 3/27/2030 100,000 113,285
3.38%, 11/1/2046 100,000 120,866
3.38%, 3/27/2050 100,000 122,574
356,725
Thrifts & Mortgage Finance 0.0%
†
BPCE SA ,
4.00%, 4/15/2024 250,000 278,545
Tobacco 0.4%
Altria Group, Inc. ,
2.85%, 8/9/2022 250,000 261,242
2.35%, 5/6/2025 300,000 319,009
4.80%, 2/14/2029 200,000 241,014
4.25%, 8/9/2042 100,000 112,581
5.38%, 1/31/2044 100,000 129,425
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco
Altria Group, Inc.,
5.95%, 2/14/2049 150,000 211,933
BAT Capital Corp. ,
2.76%, 8/15/2022 150,000 155,920
3.22%, 8/15/2024 150,000 161,944
3.56%, 8/15/2027 200,000 220,084
3.46%, 9/6/2029 50,000 54,519
4.39%, 8/15/2037 100,000 114,236
4.54%, 8/15/2047 150,000 171,663
4.76%, 9/6/2049 50,000 58,991
Philip Morris International,
Inc. ,
2.38%, 8/17/2022 200,000 207,809
3.60%, 11/15/2023 250,000 274,429
4.88%, 11/15/2043 150,000 204,847
4.25%, 11/10/2044 100,000 128,931
Reynolds American, Inc. ,
4.45%, 6/12/2025 100,000 113,739
5.70%, 8/15/2035 75,000 95,658
5.85%, 8/15/2045 100,000 132,138
3,370,112
Trading Companies & Distributors 0.1%
Air Lease Corp. ,
2.25%, 1/15/2023 250,000 247,278
3.63%, 12/1/2027 250,000 247,889
Aircastle Ltd. ,
5.00%, 4/1/2023 50,000 50,119
4.13%, 5/1/2024 100,000 97,888
GATX Corp. ,
4.00%, 6/30/2030 200,000 224,463
867,637
Water Utilities 0.1%
American Water Capital Corp. ,
3.45%, 6/1/2029 100,000 117,260
4.30%, 9/1/2045 150,000 199,901
Essential Utilities, Inc. ,
3.35%, 4/15/2050 150,000 175,405
492,566
Wireless Telecommunication Services 0.4%
America Movil SAB de CV ,
3.13%, 7/16/2022 250,000 260,987
2.88%, 5/7/2030 200,000 217,700
6.38%, 3/1/2035 123,000 184,178
Rogers Communications, Inc. ,
5.00%, 3/15/2044 250,000 343,474
T-Mobile USA, Inc. ,
3.50%, 4/15/2025(b) 200,000 220,962
3.75%, 4/15/2027(b) 200,000 227,242
3.88%, 4/15/2030(b) 300,000 343,404
4.38%, 4/15/2040(b) 100,000 122,424
4.50%, 4/15/2050(b) 200,000 250,914
Vodafone Group plc ,
3.75%, 1/16/2024 400,000 439,175
4.38%, 5/30/2028 250,000 303,456
7.88%, 2/15/2030 144,000 211,913
6.15%, 2/27/2037 75,000 110,724
5.25%, 5/30/2048 75,000 101,906

Nationwide Bond Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services
Vodafone Group plc,
4.25%, 9/17/2050 140,000 172,683
3,511,142
Total Corporate Bonds
(cost $241,345,504)
273,358,734
Foreign Government Securities 1.8%
CANADA 0.3%
Canada Government Bond ,
2.00%, 11/15/2022 250,000 260,171
Export Development Canada ,
2.50%, 1/24/2023 500,000 527,524
Province of Alberta ,
2.95%, 1/23/2024 250,000 270,738
3.30%, 3/15/2028 100,000 116,822
Province of New Brunswick ,
3.63%, 2/24/2028 100,000 118,438
Province of Ontario ,
2.20%, 10/3/2022 500,000 519,950
3.05%, 1/29/2024 500,000 545,107
Province of Quebec ,
2.50%, 4/20/2026 200,000 219,936
7.50%, 9/15/2029 200,000 311,355
2,890,041
CHILE 0.1%
Republic of Chile ,
3.24%, 2/6/2028 500,000 561,875
2.55%, 1/27/2032 200,000 214,702
776,577
COLOMBIA 0.2%
Republic of Colombia ,
2.63%, 3/15/2023 200,000 205,000
4.00%, 2/26/2024 250,000 266,562
3.88%, 4/25/2027 200,000 217,400
4.50%, 3/15/2029 200,000 227,000
7.38%, 9/18/2037 100,000 145,900
5.63%, 2/26/2044 200,000 261,202
5.00%, 6/15/2045 350,000 431,375
1,754,439
GERMANY 0.0%
†
FMS Wertmanagement AoeR ,
2.75%, 1/30/2024 400,000 434,307
HUNGARY 0.1%
Hungary Government Bond ,
5.38%, 3/25/2024 500,000 574,375
INDONESIA 0.1%
Republic of Indonesia ,
4.75%, 2/11/2029 200,000 240,352
3.85%, 10/15/2030 200,000 229,935
4.35%, 1/11/2048 250,000 299,831
770,118
Foreign Government Securities
Principal
Amount ($) Value ($)
ISRAEL 0.1%
State of Israel Government
Bond ,
3.15%, 6/30/2023 250,000 267,708
4.13%, 1/17/2048 200,000 258,323
3.88%, 7/3/2050 200,000 248,900
774,931
ITALY 0.1%
Italian Republic Government
Bond ,
6.88%, 9/27/2023 200,000 232,161
2.38%, 10/17/2024 200,000 204,006
5.38%, 6/15/2033 234,000 296,380
732,547
JAPAN 0.2%
Japan Bank for International
Cooperation ,
3.38%, 10/31/2023 1,000,000 1,093,100
2.00%, 10/17/2029 500,000 547,919
1,641,019
MEXICO 0.2%
United Mexican States ,
4.00%, 10/2/2023 200,000 215,450
3.90%, 4/27/2025 200,000 217,600
4.13%, 1/21/2026 250,000 275,000
3.75%, 1/11/2028 250,000 268,163
6.75%, 9/27/2034 200,000 275,500
5.55%, 1/21/2045 200,000 252,000
4.60%, 1/23/2046 250,000 278,437
5.00%, 4/27/2051 300,000 351,000
5.75%, 10/12/2110 200,000 239,500
2,372,650
PANAMA 0.1%
Republic of Panama ,
3.88%, 3/17/2028 200,000 231,750
3.16%, 1/23/2030 200,000 224,000
6.70%, 1/26/2036 250,000 384,062
4.50%, 4/16/2050 200,000 264,750
1,104,562
PERU 0.0%
†
Republic of Peru ,
2.78%, 1/23/2031 200,000 222,700
5.63%, 11/18/2050 200,000 341,000
563,700
PHILIPPINES 0.1%
Republic of Philippines ,
7.75%, 1/14/2031 250,000 388,761
6.38%, 10/23/2034 250,000 378,082
3.95%, 1/20/2040 250,000 308,919
1,075,762
POLAND 0.0%
†
Republic of Poland ,
4.00%, 1/22/2024 250,000 279,063

22 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Bond Index Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
SOUTH KOREA 0.1%
Export-Import Bank of Korea ,
2.88%, 1/21/2025 350,000 380,180
Republic of Korea ,
5.63%, 11/3/2025 200,000 249,105
2.50%, 6/19/2029 200,000 221,669
850,954
SWEDEN 0.0%
†
Svensk Exportkredit AB ,
2.88%, 3/14/2023 200,000 213,134
URUGUAY 0.1%
Oriental Republic of Uruguay ,
4.50%, 8/14/2024 350,000 386,918
4.38%, 1/23/2031 200,000 245,000
5.10%, 6/18/2050 300,000 419,625
1,051,543
Total Foreign Government Securities
(cost $16,073,234)
17,859,722
Mortgage-Backed Securities 26.2%
FHLMC Gold Pool
Pool# J00935
5.00%, 12/1/2020 479 503
Pool# J00854
5.00%, 1/1/2021 645 678
Pool# J00855
5.50%, 1/1/2021 541 542
Pool# J01279
5.50%, 2/1/2021 225 227
Pool# J01570
5.50%, 4/1/2021 517 522
Pool# J01771
5.00%, 5/1/2021 1,213 1,274
Pool# J06015
5.00%, 5/1/2021 819 861
Pool# J05950
5.50%, 5/1/2021 2,788 2,802
Pool# G18122
5.00%, 6/1/2021 947 995
Pool# J01980
6.00%, 6/1/2021 1,451 1,458
Pool# J03074
5.00%, 7/1/2021 276 290
Pool# C00351
8.00%, 7/1/2024 138 149
Pool# D60780
8.00%, 6/1/2025 404 417
Pool# G30267
5.00%, 8/1/2025 73,983 80,853
Pool# J13883
3.50%, 12/1/2025 217,338 228,321
Pool# J18127
3.00%, 3/1/2027 124,159 130,503
Pool# J18702
3.00%, 3/1/2027 122,190 128,462
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# J19106
3.00%, 5/1/2027 50,917 53,746
Pool# J20471
3.00%, 9/1/2027 228,001 239,751
Pool# D82854
7.00%, 10/1/2027 334 361
Pool# G14609
3.00%, 11/1/2027 302,369 317,973
Pool# C00566
7.50%, 12/1/2027 525 605
Pool# G15100
2.50%, 7/1/2028 98,422 104,590
Pool# C18271
7.00%, 11/1/2028 1,396 1,565
Pool# C00678
7.00%, 11/1/2028 682 790
Pool# C00836
7.00%, 7/1/2029 361 415
Pool# C31285
7.00%, 9/1/2029 862 984
Pool# C31282
7.00%, 9/1/2029 44 45
Pool# C32914
8.00%, 11/1/2029 644 660
Pool# G18536
2.50%, 1/1/2030 1,163,742 1,224,105
Pool# C37436
8.00%, 1/1/2030 984 1,172
Pool# C36429
7.00%, 2/1/2030 423 437
Pool# C36306
7.00%, 2/1/2030 419 437
Pool# C00921
7.50%, 2/1/2030 660 768
Pool# G01108
7.00%, 4/1/2030 247 279
Pool# C37703
7.50%, 4/1/2030 463 490
Pool# G18552
3.00%, 5/1/2030 532,048 559,699
Pool# J32243
3.00%, 7/1/2030 509,496 540,839
Pool# J32257
3.00%, 7/1/2030 36,722 39,085
Pool# J32255
3.00%, 7/1/2030 30,087 31,936
Pool# C41561
8.00%, 8/1/2030 1,310 1,371
Pool# C01051
8.00%, 9/1/2030 1,288 1,554
Pool# C43550
7.00%, 10/1/2030 980 1,010
Pool# C44017
7.50%, 10/1/2030 307 312
Pool# C43967
8.00%, 10/1/2030 2,765 2,776
Pool# C44957
8.00%, 11/1/2030 596 611
Pool# C01106
7.00%, 12/1/2030 4,610 5,324

Nationwide Bond Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 23
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C01103
7.50%, 12/1/2030 615 741
Pool# C46932
7.50%, 1/1/2031 445 463
Pool# C01116
7.50%, 1/1/2031 397 474
Pool# G01217
7.00%, 3/1/2031 5,159 6,015
Pool# C48206
7.50%, 3/1/2031 1,180 1,184
Pool# C91366
4.50%, 4/1/2031 82,264 90,096
Pool# G18601
3.00%, 5/1/2031 30,141 31,705
Pool# G18605
3.00%, 6/1/2031 15,851 16,656
Pool# C91377
4.50%, 6/1/2031 43,608 47,833
Pool# C53324
7.00%, 6/1/2031 1,084 1,159
Pool# C01209
8.00%, 6/1/2031 455 528
Pool# C54792
7.00%, 7/1/2031 1,525 1,594
Pool# J35107
2.50%, 8/1/2031 36,080 38,336
Pool# G01309
7.00%, 8/1/2031 755 870
Pool# G01311
7.00%, 9/1/2031 5,654 6,538
Pool# C01222
7.00%, 9/1/2031 670 783
Pool# G01315
7.00%, 9/1/2031 192 224
Pool# J35522
2.50%, 10/1/2031 178,966 188,295
Pool# C58694
7.00%, 10/1/2031 2,988 3,280
Pool# C60012
7.00%, 11/1/2031 496 513
Pool# C61298
8.00%, 11/1/2031 1,735 1,788
Pool# J35957
2.50%, 12/1/2031 316,226 332,713
Pool# C61105
7.00%, 12/1/2031 3,712 4,022
Pool# C01305
7.50%, 12/1/2031 504 578
Pool# C63171
7.00%, 1/1/2032 4,065 4,740
Pool# V61548
2.50%, 2/1/2032 328,668 349,260
Pool# G01391
7.00%, 4/1/2032 9,579 11,194
Pool# C01345
7.00%, 4/1/2032 3,066 3,602
Pool# C01370
8.00%, 4/1/2032 730 853
Pool# G16285
3.50%, 5/1/2032 26,303 28,194
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C66916
7.00%, 5/1/2032 7,898 8,604
Pool# C01381
8.00%, 5/1/2032 8,895 10,677
Pool# C68290
7.00%, 6/1/2032 1,615 1,773
Pool# C68300
7.00%, 6/1/2032 701 707
Pool# G01449
7.00%, 7/1/2032 6,080 7,083
Pool# C69908
7.00%, 8/1/2032 16,874 19,505
Pool# C91558
3.50%, 9/1/2032 94,936 102,633
Pool# G16407
2.50%, 1/1/2033 124,165 132,328
Pool# G16408
2.50%, 1/1/2033 73,019 77,683
Pool# G01536
7.00%, 3/1/2033 7,430 8,811
Pool# G30646
3.00%, 5/1/2033 147,538 157,933
Pool# G30642
3.00%, 5/1/2033 69,690 74,603
Pool# K90535
3.00%, 5/1/2033 27,654 29,792
Pool# G18696
3.50%, 7/1/2033 23,996 25,191
Pool# A16419
6.50%, 11/1/2033 10,612 11,814
Pool# A16522
6.50%, 12/1/2033 17,491 20,298
Pool# C01806
7.00%, 1/1/2034 8,431 8,982
Pool# A21356
6.50%, 4/1/2034 33,537 39,366
Pool# C01851
6.50%, 4/1/2034 18,537 22,123
Pool# A22067
6.50%, 5/1/2034 19,787 22,689
Pool# A24301
6.50%, 5/1/2034 19,495 21,702
Pool# G18737
3.50%, 6/1/2034 167,254 175,600
Pool# A24988
6.50%, 7/1/2034 7,797 8,680
Pool# G01741
6.50%, 10/1/2034 6,794 7,809
Pool# G08023
6.50%, 11/1/2034 13,761 16,008
Pool# A33137
6.50%, 1/1/2035 2,640 2,939
Pool# G08064
6.50%, 4/1/2035 7,608 9,083
Pool# G01947
7.00%, 5/1/2035 6,516 7,666
Pool# G08088
6.50%, 10/1/2035 64,922 75,920
Pool# A39759
5.50%, 11/1/2035 6,813 7,906

24 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# A40376
5.50%, 12/1/2035 4,056 4,656
Pool# A42305
5.50%, 1/1/2036 11,933 13,371
Pool# A41548
7.00%, 1/1/2036 8,296 8,674
Pool# G08111
5.50%, 2/1/2036 17,945 20,811
Pool# A43886
5.50%, 3/1/2036 254,785 294,262
Pool# A43861
5.50%, 3/1/2036 34,064 37,578
Pool# G08116
5.50%, 3/1/2036 20,250 23,425
Pool# A43534
6.50%, 3/1/2036 1,525 1,698
Pool# A48735
5.50%, 5/1/2036 4,997 5,508
Pool# G08136
6.50%, 6/1/2036 8,343 9,696
Pool# A53039
6.50%, 10/1/2036 32,009 35,632
Pool# A53219
6.50%, 10/1/2036 757 843
Pool# C91982
3.50%, 3/1/2038 116,227 123,534
Pool# G04251
6.50%, 4/1/2038 4,019 4,629
Pool# G04569
6.50%, 8/1/2038 4,743 5,440
Pool# C92013
3.50%, 9/1/2038 256,892 271,663
Pool# A84252
6.50%, 1/1/2039 18,464 21,062
Pool# A84287
6.50%, 1/1/2039 8,829 10,546
Pool# G05535
4.50%, 7/1/2039 621,943 691,567
Pool# A91165
5.00%, 2/1/2040 1,047,876 1,203,447
Pool# G60342
4.50%, 5/1/2042 130,871 145,401
Pool# G60195
4.00%, 6/1/2042 313,055 344,447
Pool# G07158
3.50%, 10/1/2042 204,854 221,968
Pool# Q12051
3.50%, 10/1/2042 129,681 140,657
Pool# G07163
3.50%, 10/1/2042 112,868 123,033
Pool# Q11532
3.50%, 10/1/2042 88,570 96,110
Pool# Q12052
3.50%, 10/1/2042 55,930 60,670
Pool# C09020
3.50%, 11/1/2042 475,481 515,842
Pool# G07264
3.50%, 12/1/2042 217,064 235,347
Pool# Q14292
3.50%, 1/1/2043 45,162 49,230
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q14881
3.50%, 1/1/2043 42,614 46,241
Pool# Q15884
3.00%, 2/1/2043 484,145 521,020
Pool# V80002
2.50%, 4/1/2043 260,155 277,534
Pool# Q16915
3.00%, 4/1/2043 459,433 499,814
Pool# Q17675
3.50%, 4/1/2043 220,551 239,322
Pool# Q18523
3.50%, 5/1/2043 489,080 527,270
Pool# Q18751
3.50%, 6/1/2043 780,930 844,550
Pool# G07410
3.50%, 7/1/2043 84,785 93,766
Pool# Q20332
3.50%, 7/1/2043 19,861 21,549
Pool# G07459
3.50%, 8/1/2043 413,727 448,544
Pool# G60038
3.50%, 1/1/2044 626,085 678,724
Pool# Q26869
4.00%, 6/1/2044 609,611 670,416
Pool# G07946
4.00%, 7/1/2044 107,676 118,273
Pool# Q28607
3.50%, 9/1/2044 108,288 117,277
Pool# G61231
3.50%, 9/1/2044 19,704 21,353
Pool# G08609
3.50%, 10/1/2044 56,872 60,854
Pool# Q30833
4.00%, 1/1/2045 9,796 10,576
Pool# G60400
4.50%, 1/1/2045 95,570 105,431
Pool# Q34165
4.00%, 6/1/2045 218,983 239,231
Pool# V81873
4.00%, 8/1/2045 26,655 29,007
Pool# G08669
4.00%, 9/1/2045 143,996 156,052
Pool# Q38357
4.00%, 1/1/2046 11,103 12,041
Pool# G61365
4.50%, 1/1/2046 103,907 114,940
Pool# G08697
3.00%, 3/1/2046 215,000 228,555
Pool# Q39434
3.50%, 3/1/2046 42,203 45,183
Pool# Q39440
4.00%, 3/1/2046 10,064 10,819
Pool# G08704
4.50%, 4/1/2046 19,869 21,642
Pool# Q40097
4.50%, 4/1/2046 1,340 1,444
Pool# G60582
3.50%, 5/1/2046 122,163 133,080
Pool# Q40718
3.50%, 5/1/2046 41,625 44,468

Nationwide Bond Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 25
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08707
4.00%, 5/1/2046 179,721 194,262
Pool# G08708
4.50%, 5/1/2046 14,695 15,974
Pool# Q40728
4.50%, 5/1/2046 1,214 1,308
Pool# Q41548
3.00%, 7/1/2046 31,367 33,336
Pool# Q41903
3.50%, 7/1/2046 209,045 223,619
Pool# Q41491
3.50%, 7/1/2046 29,419 31,367
Pool# Q41935
3.50%, 7/1/2046 14,448 15,743
Pool# G61791
4.00%, 7/1/2046 18,603 20,335
Pool# Q41947
4.50%, 7/1/2046 7,491 8,109
Pool# G08715
3.00%, 8/1/2046 287,129 304,921
Pool# Q42596
3.50%, 8/1/2046 190,355 203,656
Pool# Q42393
3.50%, 8/1/2046 39,464 42,007
Pool# Q42203
3.50%, 8/1/2046 31,100 33,330
Pool# G61323
3.00%, 9/1/2046 279,963 301,102
Pool# G08721
3.00%, 9/1/2046 214,447 228,078
Pool# V82617
3.50%, 9/1/2046 123,549 133,721
Pool# G08722
3.50%, 9/1/2046 32,001 34,178
Pool# G60733
4.50%, 9/1/2046 42,478 47,608
Pool# G60722
3.00%, 10/1/2046 403,113 435,341
Pool# Q44035
3.00%, 10/1/2046 261,613 278,125
Pool# G61815
4.00%, 10/1/2046 16,712 18,098
Pool# G61257
3.00%, 11/1/2046 488,075 516,966
Pool# Q44452
3.00%, 11/1/2046 110,078 116,816
Pool# G08732
3.00%, 11/1/2046 34,079 36,221
Pool# Q44473
3.50%, 11/1/2046 28,810 30,652
Pool# Q44223
3.50%, 11/1/2046 17,798 18,864
Pool# G08734
4.00%, 11/1/2046 251,856 271,382
Pool# G08737
3.00%, 12/1/2046 1,420,065 1,507,160
Pool# G60989
3.00%, 12/1/2046 164,136 175,809
Pool# Q45878
3.00%, 12/1/2046 40,879 43,383
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08738
3.50%, 12/1/2046 913,499 972,418
Pool# Q45024
3.50%, 12/1/2046 65,095 71,323
Pool# G61862
3.50%, 12/1/2046 37,440 40,071
Pool# G08741
3.00%, 1/1/2047 284,779 302,157
Pool# G08747
3.00%, 2/1/2047 450,634 478,415
Pool# G08748
3.50%, 2/1/2047 52,332 55,615
Pool# G08749
4.00%, 2/1/2047 417,040 446,355
Pool# G08751
3.50%, 3/1/2047 236,903 250,868
Pool# Q47592
3.50%, 4/1/2047 104,288 110,390
Pool# Q47484
3.50%, 4/1/2047 54,229 58,586
Pool# G60988
3.00%, 5/1/2047 882,720 953,291
Pool# Q48098
3.50%, 5/1/2047 200,049 216,136
Pool# G61390
3.00%, 6/1/2047 271,704 288,690
Pool# V83270
3.50%, 7/1/2047 84,206 89,157
Pool# G08770
3.50%, 7/1/2047 78,541 83,393
Pool# G61339
3.00%, 8/1/2047 99,869 106,085
Pool# G08774
3.50%, 8/1/2047 127,033 134,481
Pool# Q49917
3.50%, 8/1/2047 62,008 65,789
Pool# Q53085
3.00%, 9/1/2047 77,247 82,105
Pool# G08779
3.50%, 9/1/2047 207,235 219,067
Pool# G61295
3.50%, 9/1/2047 161,299 176,617
Pool# G61622
3.00%, 10/1/2047 225,443 239,673
Pool# G08785
4.00%, 10/1/2047 13,433 14,320
Pool# Q52075
4.00%, 11/1/2047 259,644 277,262
Pool# V83598
3.50%, 12/1/2047 78,855 83,445
Pool# G67707
3.50%, 1/1/2048 184,527 205,182
Pool# T65458
3.50%, 2/1/2048 319,183 331,117
Pool# G61311
3.50%, 2/1/2048 289,432 306,872
Pool# G08800
3.50%, 2/1/2048 34,338 36,304
Pool# Q54460
4.00%, 2/1/2048 136,566 148,645

26 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08801
4.00%, 2/1/2048 90,800 96,674
Pool# G61298
4.00%, 2/1/2048 18,243 20,027
Pool# G61929
3.50%, 3/1/2048 89,490 94,726
Pool# Q54727
3.50%, 3/1/2048 75,951 80,612
Pool# Q55401
5.00%, 4/1/2048 17,510 19,173
Pool# V84237
3.50%, 5/1/2048 271,682 287,226
Pool# G08820
4.50%, 5/1/2048 324,299 348,789
Pool# G67713
4.00%, 6/1/2048 35,106 38,296
Pool# G08817
4.00%, 6/1/2048 24,770 26,280
Pool# G67712
4.00%, 6/1/2048 18,801 20,956
Pool# G08824
4.00%, 7/1/2048 1,395,266 1,480,969
Pool# G08827
4.50%, 7/1/2048 171,944 185,007
Pool# Q57401
4.50%, 7/1/2048 42,198 46,722
Pool# Q57402
4.50%, 7/1/2048 16,903 18,578
Pool# G08831
4.00%, 8/1/2048 212,411 225,411
Pool# G08836
4.00%, 9/1/2048 781,705 829,630
Pool# G67716
4.50%, 10/1/2048 136,911 151,651
Pool# G08843
4.50%, 10/1/2048 46,385 49,909
Pool# V85044
4.00%, 12/1/2048 75,612 81,218
Pool# V85082
4.50%, 12/1/2048 454,638 488,689
Pool# G61846
4.00%, 1/1/2049 433 460
Pool# V85139
4.50%, 1/1/2049 23,401 25,138
Pool# V85279
3.50%, 4/1/2049 61,708 66,415
FHLMC Non Gold Pool
Pool# 1B8478
3.96%, 7/1/2041(a) 50,886 52,768
Pool# 2B0108
3.86%, 1/1/2042(a) 2,452 2,495
FHLMC UMBS Pool
Pool# ZS8701
3.50%, 6/1/2033 114,151 119,880
Pool# SB0218
3.00%, 10/1/2033 103,930 109,090
Pool# QN0248
3.00%, 7/1/2034 71,766 75,341
Pool# SB0095
3.50%, 7/1/2034 140,245 147,795
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SB0069
3.00%, 9/1/2034 1,621,931 1,709,238
Pool# SB8021
3.00%, 12/1/2034 894,835 939,583
Pool# QA2237
3.00%, 7/1/2046 1,188,241 1,265,307
Pool# QA2226
3.00%, 7/1/2046 717,503 764,038
Pool# ZS4693
3.00%, 12/1/2046 684,166 726,019
Pool# ZM2339
3.50%, 1/1/2047 150,311 159,596
Pool# ZT1321
4.50%, 11/1/2048 288,813 310,408
Pool# ZA6536
4.00%, 3/1/2049 47,374 50,301
Pool# ZA6380
4.00%, 3/1/2049 40,082 42,547
Pool# RA1859
3.00%, 12/1/2049 549,696 582,096
Pool# SD8045
3.50%, 2/1/2050 274,273 288,884
Pool# QA8965
3.00%, 4/1/2050 550,000 582,418
Pool# RA2579
3.00%, 5/1/2050 155,110 166,356
Pool# SD8063
3.50%, 5/1/2050 585,969 617,649
Pool# RA3022
2.50%, 6/1/2050 305,000 323,670
FNMA Pool
Pool# AC9890
3.47%, 4/1/2040(a) 287,367 300,354
Pool# AJ1249
4.07%, 9/1/2041(a) 73,230 76,481
Pool# AL1437
3.78%, 1/1/2042(a) 21,257 22,206
Pool# AK0714
3.80%, 2/1/2042(a) 2,419 2,498
Pool# AP1961
2.70%, 8/1/2042(a) 27,916 29,054
Pool# BF0203
3.00%, 2/1/2047 347,516 369,288
Pool# BF0206
4.00%, 2/1/2047 72,588 78,482
Pool# BF0200
3.50%, 11/1/2051 365,356 396,225
FNMA UMBS Pool
Pool# 969977
5.00%, 5/1/2023 63,882 67,144
Pool# AA2549
4.00%, 4/1/2024 30,623 32,409
Pool# 935348
5.50%, 6/1/2024 7,363 7,424
Pool# AC1374
4.00%, 8/1/2024 41,433 43,868
Pool# AC1529
4.50%, 9/1/2024 18,818 20,010
Pool# AD0244
4.50%, 10/1/2024 14,554 15,462

Nationwide Bond Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 27
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AD4089
4.50%, 5/1/2025 159,209 169,333
Pool# 890216
4.50%, 7/1/2025 26,897 28,617
Pool# AH1361
3.50%, 12/1/2025 104,920 110,215
Pool# AH1518
3.50%, 12/1/2025 48,309 50,716
Pool# AE6384
4.00%, 1/1/2026 8,748 9,263
Pool# AL0298
4.00%, 5/1/2026 140,861 149,552
Pool# AB4277
3.00%, 1/1/2027 488,509 513,234
Pool# AP4746
3.00%, 8/1/2027 76,761 81,111
Pool# AP7855
3.00%, 9/1/2027 507,235 536,010
Pool# AP4640
3.00%, 9/1/2027 55,551 58,707
Pool# AQ5096
3.00%, 11/1/2027 104,990 110,959
Pool# AB6887
3.00%, 11/1/2027 85,991 90,888
Pool# AQ4532
3.00%, 11/1/2027 74,596 78,849
Pool# AQ3758
3.00%, 11/1/2027 56,755 59,995
Pool# AQ7406
3.00%, 11/1/2027 52,061 55,029
Pool# AB6886
3.00%, 11/1/2027 40,246 42,554
Pool# AQ2884
3.00%, 12/1/2027 46,595 49,256
Pool# AS0487
2.50%, 9/1/2028 211,041 224,532
Pool# 930998
4.50%, 4/1/2029 23,830 25,768
Pool# MA0243
5.00%, 11/1/2029 14,613 16,365
Pool# BM1507
2.50%, 12/1/2029 77,356 81,282
Pool# AL8077
3.50%, 12/1/2029 16,930 17,864
Pool# MA0268
5.00%, 12/1/2029 12,536 14,057
Pool# AX7727
2.50%, 3/1/2030 320,713 336,765
Pool# BM4299
3.00%, 3/1/2030 563,351 591,077
Pool# AD5655
5.00%, 5/1/2030 31,849 35,734
Pool# MA0443
5.00%, 5/1/2030 17,246 19,327
Pool# AB1038
5.00%, 5/1/2030 14,464 16,021
Pool# AS5412
2.50%, 7/1/2030 46,935 49,363
Pool# AS5420
3.00%, 7/1/2030 67,696 71,821
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL7152
3.50%, 7/1/2030 399,612 425,138
Pool# AS5702
2.50%, 8/1/2030 364,901 383,780
Pool# AZ4898
2.50%, 8/1/2030 256,187 269,055
Pool# AY8448
3.00%, 8/1/2030 233,183 245,134
Pool# AZ2953
3.00%, 9/1/2030 269,715 283,567
Pool# AZ5718
3.00%, 9/1/2030 248,644 260,911
Pool# MA0559
5.00%, 9/1/2030 6,780 7,607
Pool# AS6060
3.00%, 10/1/2030 279,969 293,780
Pool# AZ9234
3.50%, 10/1/2030 18,451 19,499
Pool# AS6272
2.50%, 12/1/2030 69,139 72,715
Pool# AH1515
4.00%, 12/1/2030 258,839 279,212
Pool# AD0716
6.50%, 12/1/2030 171,205 191,717
Pool# BA6532
2.50%, 1/1/2031 61,197 64,366
Pool# BM5016
3.00%, 1/1/2031 210,944 224,043
Pool# MA0641
4.00%, 2/1/2031 261,314 281,718
Pool# 560868
7.50%, 2/1/2031 456 463
Pool# BC0774
3.00%, 3/1/2031 51,755 55,352
Pool# AS6919
3.50%, 3/1/2031 47,648 50,195
Pool# BC5968
2.50%, 4/1/2031 76,864 80,782
Pool# BC4430
3.00%, 4/1/2031 20,900 22,274
Pool# AL8566
3.00%, 6/1/2031 64,481 68,606
Pool# AL8565
3.00%, 6/1/2031 55,396 59,142
Pool# AL8561
3.50%, 6/1/2031 41,865 44,776
Pool# AS8028
2.50%, 9/1/2031 213,921 225,027
Pool# BM1888
2.50%, 10/1/2031 579,459 609,320
Pool# MA2775
2.50%, 10/1/2031 421,135 442,962
Pool# AS8038
2.50%, 10/1/2031 220,711 232,160
Pool# BC4777
2.50%, 10/1/2031 143,239 150,533
Pool# AS8612
3.00%, 10/1/2031 80,300 84,452
Pool# 607212
7.50%, 10/1/2031 2,432 2,506

28 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 607632
6.50%, 11/1/2031 55 61
Pool# MA2830
2.50%, 12/1/2031 159,285 167,546
Pool# BM3814
2.50%, 12/1/2031 107,472 113,232
Pool# AS8609
3.00%, 1/1/2032 85,523 90,030
Pool# AL9786
3.00%, 1/1/2032 56,786 61,116
Pool# AL9585
3.50%, 1/1/2032 21,176 22,837
Pool# BM1036
2.50%, 2/1/2032 696,012 738,622
Pool# BM4624
3.00%, 2/1/2032 74,759 80,225
Pool# AS8767
3.00%, 2/1/2032 70,307 75,062
Pool# AL9740
3.00%, 2/1/2032 37,094 39,610
Pool# AL9871
3.00%, 2/1/2032 29,072 31,146
Pool# BM1007
2.50%, 3/1/2032 182,627 192,071
Pool# AL9899
3.00%, 3/1/2032 110,351 117,835
Pool# BM3269
2.50%, 4/1/2032 177,644 186,843
Pool# MA1029
3.50%, 4/1/2032 237,925 257,045
Pool# AS9695
3.50%, 5/1/2032 93,018 99,504
Pool# BM4088
3.00%, 6/1/2032 67,205 70,700
Pool# 890786
3.50%, 6/1/2032 70,903 76,433
Pool# MA1107
3.50%, 7/1/2032 65,011 70,270
Pool# BH6610
3.50%, 7/1/2032 20,658 21,829
Pool# BM1669
3.00%, 8/1/2032 34,673 37,309
Pool# BH5355
3.50%, 8/1/2032 24,744 26,285
Pool# MA1166
3.50%, 9/1/2032 370,751 400,580
Pool# BM5167
3.50%, 9/1/2032 17,918 18,862
Pool# CA0586
2.50%, 10/1/2032 17,966 19,143
Pool# BH9391
3.50%, 10/1/2032 19,854 21,349
Pool# BM3389
3.00%, 11/1/2032 70,488 75,857
Pool# BM3977
3.00%, 12/1/2032 153,229 163,019
Pool# CA0951
3.00%, 12/1/2032 110,075 116,432
Pool# FM1661
2.50%, 1/1/2033 439,741 461,950
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM4338
2.50%, 1/1/2033 170,111 178,948
Pool# BM3919
3.00%, 2/1/2033 34,252 36,860
Pool# 656559
6.50%, 2/1/2033 10,606 11,802
Pool# 694846
6.50%, 4/1/2033 7,259 8,261
Pool# AB9402
3.00%, 5/1/2033 180,211 194,102
Pool# AB9403
3.00%, 5/1/2033 70,784 75,765
Pool# AB9300
3.00%, 5/1/2033 62,167 67,110
Pool# MA3372
4.00%, 5/1/2033 38,383 40,705
Pool# 254767
5.50%, 6/1/2033 415,365 485,043
Pool# MA1527
3.00%, 8/1/2033 354,937 379,918
Pool# 750229
6.50%, 10/1/2033 16,578 18,834
Pool# 725228
6.00%, 3/1/2034 446,461 525,985
Pool# 725424
5.50%, 4/1/2034 472,754 542,953
Pool# MA3739
3.50%, 8/1/2034 169,435 177,756
Pool# 788027
6.50%, 9/1/2034 16,224 18,053
Pool# FM2412
3.50%, 1/1/2035 69,467 73,613
Pool# 735141
5.50%, 1/1/2035 245,273 286,839
Pool# 735227
5.50%, 2/1/2035 270,162 315,623
Pool# AL4260
5.50%, 9/1/2036 35,665 41,749
Pool# 310104
5.50%, 8/1/2037 261,110 305,651
Pool# 955194
7.00%, 11/1/2037 127,444 154,125
Pool# MA3464
3.50%, 9/1/2038 131,087 138,474
Pool# AB1735
3.50%, 11/1/2040 7,034 7,448
Pool# AB2067
3.50%, 1/1/2041 325,166 357,467
Pool# AB2068
3.50%, 1/1/2041 188,242 205,027
Pool# 932888
3.50%, 1/1/2041 105,071 117,660
Pool# 932891
3.50%, 1/1/2041 19,826 22,069
Pool# AL6521
5.00%, 4/1/2041 648,116 744,283
Pool# AL5863
4.50%, 6/1/2041 418,044 456,586
Pool# AI9920
4.00%, 9/1/2041 8,038 8,560

Nationwide Bond Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 29
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AI9851
4.50%, 9/1/2041 45,239 50,347
Pool# AL0761
5.00%, 9/1/2041 458,729 527,607
Pool# AJ5431
4.50%, 10/1/2041 105,340 117,305
Pool# AL0933
5.00%, 10/1/2041 89,174 102,547
Pool# AJ4861
4.00%, 12/1/2041 162,730 178,122
Pool# AX5316
4.50%, 1/1/2042 15,799 17,577
Pool# AL2499
4.50%, 1/1/2042 7,175 7,989
Pool# AX5297
5.00%, 1/1/2042 20,735 23,804
Pool# AW8167
3.50%, 2/1/2042 437,402 473,689
Pool# AB5185
3.50%, 5/1/2042 293,117 318,002
Pool# AO3575
4.50%, 5/1/2042 59,251 64,761
Pool# 890621
5.00%, 5/1/2042 58,519 67,205
Pool# AO4647
3.50%, 6/1/2042 541,257 587,216
Pool# AO8036
4.50%, 7/1/2042 571,100 627,063
Pool# AP2092
4.50%, 8/1/2042 31,939 34,485
Pool# AP6579
3.50%, 9/1/2042 620,251 672,832
Pool# AP7489
4.00%, 9/1/2042 411,728 453,239
Pool# AP6756
4.00%, 9/1/2042 14,404 15,779
Pool# AL2782
4.50%, 9/1/2042 64,021 71,282
Pool# AB6524
3.50%, 10/1/2042 935,484 1,014,914
Pool# AB7074
3.00%, 11/1/2042 801,758 862,712
Pool# AP8785
3.00%, 11/1/2042 111,913 120,365
Pool# AB6786
3.50%, 11/1/2042 323,004 350,230
Pool# AL2677
3.50%, 11/1/2042 152,055 165,707
Pool# AB7362
3.00%, 12/1/2042 436,157 469,093
Pool# MA1273
3.50%, 12/1/2042 237,331 257,355
Pool# AR4210
3.50%, 1/1/2043 201,421 218,480
Pool# AR8213
3.50%, 4/1/2043 203,533 221,804
Pool# AB9238
3.00%, 5/1/2043 571,872 622,027
Pool# AB9237
3.00%, 5/1/2043 416,908 455,768
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AB9236
3.00%, 5/1/2043 98,208 107,842
Pool# AB9362
3.50%, 5/1/2043 416,474 457,938
Pool# AT4145
3.00%, 6/1/2043 202,543 220,309
Pool# AB9814
3.00%, 7/1/2043 546,224 594,131
Pool# AS0203
3.00%, 8/1/2043 252,446 274,588
Pool# AS0255
4.50%, 8/1/2043 189,629 211,128
Pool# AS0516
3.00%, 9/1/2043 252,495 272,111
Pool# AL6951
3.50%, 10/1/2043 346,751 375,945
Pool# BM4222
3.00%, 1/1/2044 346,043 372,128
Pool# AS2276
4.50%, 4/1/2044 294,767 328,148
Pool# AW1006
4.00%, 5/1/2044 126,933 142,994
Pool# AL7767
4.50%, 6/1/2044 9,955 11,065
Pool# AS3161
4.00%, 8/1/2044 330,714 360,784
Pool# BM4650
3.00%, 10/1/2044 631,239 678,908
Pool# CA0688
3.50%, 10/1/2044 209,471 227,082
Pool# BC5090
4.00%, 10/1/2044 46,466 50,857
Pool# AS3946
4.00%, 12/1/2044 463,984 514,221
Pool# AL8303
3.00%, 1/1/2045 113,257 121,819
Pool# BM4384
4.00%, 1/1/2045 128,753 141,539
Pool# BM3611
4.00%, 1/1/2045 81,955 89,746
Pool# BM3804
3.50%, 2/1/2045 37,809 40,978
Pool# AL9555
4.00%, 2/1/2045 1,125,178 1,235,676
Pool# AX9524
4.00%, 2/1/2045 368,816 415,482
Pool# AS4418
4.00%, 2/1/2045 265,897 299,537
Pool# AS4375
4.00%, 2/1/2045 185,317 208,765
Pool# AL6889
4.50%, 2/1/2045 74,363 83,304
Pool# BM3931
3.00%, 3/1/2045 78,092 83,976
Pool# AY1312
3.50%, 3/1/2045 754,902 829,678
Pool# AS4578
4.00%, 3/1/2045 122,109 136,928
Pool# BM3664
3.00%, 5/1/2045 349,310 375,630

30 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS4921
3.50%, 5/1/2045 501,674 546,487
Pool# AS5012
4.00%, 5/1/2045 501,477 564,925
Pool# BM5562
4.00%, 6/1/2045 113,167 124,414
Pool# AL7207
4.50%, 8/1/2045 91,035 102,013
Pool# AZ2947
4.00%, 9/1/2045 269,819 292,911
Pool# BA2164
3.00%, 11/1/2045 80,466 85,679
Pool# AS6213
4.00%, 11/1/2045 22,273 23,950
Pool# AS6282
3.50%, 12/1/2045 880,408 958,828
Pool# AS6311
3.50%, 12/1/2045 631,168 675,194
Pool# BC0326
3.50%, 12/1/2045 147,899 158,227
Pool# AS6362
4.50%, 12/1/2045 18,618 20,576
Pool# AS6474
3.50%, 1/1/2046 121,072 134,686
Pool# AL9849
3.50%, 1/1/2046 117,122 126,904
Pool# AS6539
3.50%, 1/1/2046 109,886 122,244
Pool# AS6527
4.00%, 1/1/2046 92,537 100,079
Pool# BC2667
4.00%, 2/1/2046 30,171 32,721
Pool# AL9781
4.50%, 2/1/2046 154,084 171,231
Pool# BM4621
3.50%, 3/1/2046 93,970 101,780
Pool# BA6972
4.00%, 3/1/2046 32,409 34,869
Pool# BC0823
3.50%, 4/1/2046 140,250 149,402
Pool# AS7026
4.00%, 4/1/2046 141,371 151,733
Pool# AS7251
4.00%, 5/1/2046 210,568 226,080
Pool# AL8833
4.00%, 6/1/2046 130,745 147,279
Pool# AS7593
3.50%, 7/1/2046 587,396 634,736
Pool# AS7594
3.50%, 7/1/2046 564,163 610,432
Pool# AS7545
3.50%, 7/1/2046 217,967 231,493
Pool# AL8824
3.50%, 7/1/2046 78,876 87,747
Pool# BC1452
4.00%, 7/1/2046 719,334 778,393
Pool# MA2705
3.00%, 8/1/2046 411,681 437,028
Pool# BC1489
3.00%, 8/1/2046 39,789 43,313
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BD4890
3.50%, 8/1/2046 458,696 487,131
Pool# AS7760
4.00%, 8/1/2046 154,077 168,018
Pool# AS7648
4.00%, 8/1/2046 99,749 106,869
Pool# AS7795
4.00%, 8/1/2046 82,884 88,878
Pool# BD3911
4.00%, 8/1/2046 16,557 17,869
Pool# BD3923
4.00%, 8/1/2046 12,445 13,341
Pool# AS7770
4.50%, 8/1/2046 14,645 15,862
Pool# AL8947
3.50%, 9/1/2046 24,410 26,740
Pool# AS8185
3.00%, 10/1/2046 706,941 750,040
Pool# AL9263
3.00%, 10/1/2046 82,358 88,927
Pool# BM3932
3.50%, 10/1/2046 149,876 159,478
Pool# AL9234
3.50%, 10/1/2046 43,467 48,356
Pool# FM1871
4.00%, 10/1/2046 103,762 113,601
Pool# BC4766
4.50%, 10/1/2046 22,843 24,728
Pool# AS8154
4.50%, 10/1/2046 16,129 17,470
Pool# FM1368
3.00%, 11/1/2046 1,267,832 1,342,612
Pool# BC9003
3.00%, 11/1/2046 115,289 122,515
Pool# MA2806
3.00%, 11/1/2046 90,288 95,784
Pool# AS8369
3.50%, 11/1/2046 433,918 469,529
Pool# BE5067
3.50%, 11/1/2046 341,571 366,352
Pool# BE5038
4.00%, 11/1/2046 20,814 23,637
Pool# MA2833
3.00%, 12/1/2046 2,206,079 2,343,858
Pool# AS8483
3.00%, 12/1/2046 586,956 623,582
Pool# BC9067
3.00%, 12/1/2046 117,492 124,876
Pool# AS8488
3.00%, 12/1/2046 112,327 122,141
Pool# AS8509
3.00%, 12/1/2046 23,217 25,486
Pool# BM1121
3.50%, 12/1/2046 397,641 436,869
Pool# AS8572
3.50%, 12/1/2046 321,000 341,425
Pool# AS8417
3.50%, 12/1/2046 148,672 157,982
Pool# AS8492
3.50%, 12/1/2046 92,484 102,886

Nationwide Bond Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 31
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS8650
3.00%, 1/1/2047 765,664 813,227
Pool# AL9697
3.00%, 1/1/2047 296,218 322,097
Pool# AS8647
3.00%, 1/1/2047 214,615 231,731
Pool# BE5775
3.00%, 1/1/2047 171,196 181,904
Pool# AS8692
3.50%, 1/1/2047 193,095 204,749
Pool# BM3204
3.50%, 1/1/2047 164,453 182,867
Pool# AL9774
3.50%, 1/1/2047 57,988 64,867
Pool# BD2440
3.50%, 1/1/2047 53,395 56,755
Pool# BE7115
4.50%, 1/1/2047 6,818 7,425
Pool# MA2895
3.00%, 2/1/2047 2,941,689 3,123,961
Pool# BM3688
3.50%, 2/1/2047 324,731 347,068
Pool# BD5046
3.50%, 2/1/2047 59,440 63,151
Pool# AL9859
3.00%, 3/1/2047 488,044 518,308
Pool# AL9848
3.00%, 3/1/2047 291,568 309,725
Pool# AS8966
4.00%, 3/1/2047 41,245 44,022
Pool# AS8979
4.50%, 3/1/2047 36,078 39,902
Pool# BM3707
2.50%, 4/1/2047 81,239 86,653
Pool# AS9463
3.50%, 4/1/2047 300,461 330,105
Pool# AS9451
3.50%, 4/1/2047 220,908 233,487
Pool# BD7122
4.00%, 4/1/2047 399,367 426,373
Pool# AS9467
4.00%, 4/1/2047 15,029 16,416
Pool# AS9470
4.50%, 4/1/2047 120,740 132,964
Pool# BH0304
4.50%, 4/1/2047 12,742 13,754
Pool# AS9562
3.00%, 5/1/2047 55,144 58,539
Pool# BM3237
3.50%, 5/1/2047 199,689 219,387
Pool# AS9577
3.50%, 5/1/2047 179,467 196,339
Pool# AS9586
4.00%, 5/1/2047 862,916 955,775
Pool# BM1268
4.00%, 5/1/2047 258,930 284,285
Pool# BE3670
3.50%, 6/1/2047 324,697 343,500
Pool# AS9794
3.50%, 6/1/2047 162,201 179,186
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM3549
4.00%, 6/1/2047 200,951 217,418
Pool# BE3702
4.00%, 6/1/2047 118,611 126,793
Pool# BM1295
4.50%, 6/1/2047 117,367 129,022
Pool# BE9624
4.50%, 6/1/2047 68,371 74,081
Pool# BM3801
3.00%, 7/1/2047 259,868 276,006
Pool# BM1551
3.50%, 7/1/2047 224,323 246,455
Pool# AS9909
3.50%, 7/1/2047 119,946 131,780
Pool# AS9973
4.00%, 7/1/2047 13,741 14,606
Pool# 890673
3.00%, 8/1/2047 208,847 221,960
Pool# MA3087
3.50%, 8/1/2047 369,344 390,756
Pool# BM1658
3.50%, 8/1/2047 211,423 230,144
Pool# CA0240
3.50%, 8/1/2047 160,833 170,191
Pool# BH7375
3.50%, 8/1/2047 101,188 107,039
Pool# CA0123
4.00%, 8/1/2047 269,354 298,340
Pool# BH2597
4.00%, 8/1/2047 151,152 161,175
Pool# CA0133
4.00%, 8/1/2047 63,145 67,292
Pool# CA0407
3.50%, 9/1/2047 286,928 303,750
Pool# CA0265
4.00%, 9/1/2047 425,086 453,092
Pool# BH4004
4.00%, 9/1/2047 165,578 176,474
Pool# CA0392
4.00%, 9/1/2047 74,429 79,203
Pool# BM3556
4.00%, 9/1/2047 38,596 43,781
Pool# CA0487
3.50%, 10/1/2047 540,129 569,568
Pool# BM1959
3.50%, 10/1/2047 234,358 260,602
Pool# CA0493
4.00%, 10/1/2047 345,786 368,255
Pool# CA0549
4.00%, 10/1/2047 97,054 103,137
Pool# CA0496
4.50%, 10/1/2047 139,014 155,691
Pool# CA0623
4.50%, 10/1/2047 28,474 30,691
Pool# CA0693
3.50%, 11/1/2047 459,141 486,046
Pool# BM3358
3.50%, 11/1/2047 61,391 68,246
Pool# CA0696
4.00%, 11/1/2047 324,446 344,739

32 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA0808
4.00%, 11/1/2047 105,724 112,962
Pool# BM3191
4.00%, 11/1/2047 38,779 41,450
Pool# BM3379
3.00%, 12/1/2047 358,079 387,151
Pool# BJ1699
4.00%, 12/1/2047 148,133 167,124
Pool# MA3238
3.50%, 1/1/2048 357,754 378,115
Pool# CA1015
4.00%, 1/1/2048 206,912 220,804
Pool# CA1025
4.50%, 1/1/2048 637,235 686,502
Pool# CA1242
3.50%, 2/1/2048 102,017 114,088
Pool# MA3277
4.00%, 2/1/2048 269,083 286,305
Pool# CA4341
3.00%, 3/1/2048 155,285 164,438
Pool# BK1972
4.50%, 3/1/2048 35,212 39,627
Pool# MA3332
3.50%, 4/1/2048 296,589 313,490
Pool# CA1510
3.50%, 4/1/2048 114,152 120,747
Pool# CA1531
3.50%, 4/1/2048 42,277 47,279
Pool# CA1551
4.00%, 4/1/2048 1,612,748 1,715,255
Pool# CA1560
4.50%, 4/1/2048 77,419 83,878
Pool# BJ2681
5.00%, 4/1/2048 23,079 25,230
Pool# BM4024
3.50%, 5/1/2048 21,609 24,165
Pool# MA3358
4.50%, 5/1/2048 325,403 351,864
Pool# CA1898
4.50%, 6/1/2048 125,489 138,588
Pool# CA1951
4.00%, 7/1/2048 97,674 103,810
Pool# CA1988
4.50%, 7/1/2048 93,442 100,358
Pool# BK6577
4.50%, 7/1/2048 16,857 18,119
Pool# CA2065
5.00%, 7/1/2048 63,355 70,335
Pool# BK4766
4.50%, 8/1/2048 310,846 343,622
Pool# CA2216
5.00%, 8/1/2048 73,836 81,650
Pool# CA2376
4.00%, 9/1/2048 186,556 198,142
Pool# MA3495
4.00%, 10/1/2048 296,192 314,115
Pool# BM4664
4.50%, 10/1/2048 87,809 96,654
Pool# FM1001
3.50%, 11/1/2048 42,529 44,996
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA3521
4.00%, 11/1/2048 224,696 238,300
Pool# MA3536
4.00%, 12/1/2048 225,857 239,492
Pool# BN0340
4.50%, 12/1/2048 308,526 331,150
Pool# CA2779
4.50%, 12/1/2048 100,240 109,549
Pool# BN3944
4.00%, 1/1/2049 63,648 68,251
Pool# BN6135
4.00%, 2/1/2049 131,145 139,286
Pool# FM2337
4.50%, 2/1/2049 717,235 769,954
Pool# CA3387
4.00%, 4/1/2049 181,024 199,203
Pool# CA3382
5.00%, 4/1/2049 38,883 43,494
Pool# CA3489
4.00%, 5/1/2049 108,267 119,140
Pool# MA3665
4.50%, 5/1/2049 249,578 268,045
Pool# FM1051
4.50%, 5/1/2049 141,418 151,975
Pool# CA3669
4.00%, 6/1/2049 215,365 236,396
Pool# CA3639
4.00%, 6/1/2049 80,744 87,097
Pool# CA3825
4.00%, 7/1/2049 59,218 66,110
Pool# CA3844
4.50%, 7/1/2049 258,588 277,965
Pool# CA4030
4.00%, 8/1/2049 507,635 539,178
Pool# CA4035
4.50%, 8/1/2049 177,051 190,332
Pool# BO2258
3.00%, 10/1/2049 869,706 920,968
Pool# BO5494
3.00%, 11/1/2049 159,239 170,683
Pool# MA3835
3.50%, 11/1/2049 429,777 452,726
Pool# MA3836
4.00%, 11/1/2049 330,483 350,783
Pool# BO6220
3.00%, 12/1/2049 1,198,409 1,269,045
Pool# BO6225
3.00%, 12/1/2049 961,838 1,018,531
Pool# BO5380
3.00%, 12/1/2049 192,436 206,265
Pool# MA3873
4.00%, 12/1/2049 226,413 240,320
Pool# MA3902
2.50%, 1/1/2050 309,980 325,563
Pool# FM2432
3.00%, 2/1/2050 1,064,360 1,127,096
Pool# CA5152
3.00%, 2/1/2050 251,590 269,759
Pool# MA3939
3.50%, 2/1/2050 1,275,996 1,344,108

Nationwide Bond Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 33
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM0077
3.00%, 3/1/2050 101,106 107,783
Pool# CA5575
4.00%, 4/1/2050 1,336,709 1,436,569
Pool# CA6598
2.50%, 8/1/2050 463,000 486,597
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
2.00%, 8/25/2035 800,000 832,125
2.50%, 8/25/2035 6,040,000 6,339,168
3.00%, 8/25/2035 700,598 735,245
3.50%, 8/25/2035 674,000 707,305
4.00%, 8/25/2035 625,000 662,073
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.00%, 8/25/2050 3,600,000 3,729,656
2.50%, 8/25/2050 13,307,000 13,979,108
3.00%, 8/25/2050 1,503,000 1,590,271
3.50%, 8/25/2050 8,542,000 9,007,139
4.00%, 8/25/2050 4,336,504 4,606,519
4.50%, 8/25/2050 800,000 860,063
5.00%, 8/25/2050 575,000 629,046
5.50%, 8/25/2050 23,000 25,386
2.50%, 9/25/2050 2,000,000 2,097,813
3.00%, 9/25/2050 7,531,000 7,949,636
GNMA I Pool
Pool# 376510
7.00%, 5/15/2024 332 353
Pool# 457801
7.00%, 8/15/2028 1,463 1,609
Pool# 486936
6.50%, 2/15/2029 719 829
Pool# 502969
6.00%, 3/15/2029 2,133 2,374
Pool# 487053
7.00%, 3/15/2029 685 753
Pool# 781014
6.00%, 4/15/2029 1,647 1,929
Pool# 509099
7.00%, 6/15/2029 2,092 2,155
Pool# 470643
7.00%, 7/15/2029 5,500 5,664
Pool# 434505
7.50%, 8/15/2029 36 36
Pool# 416538
7.00%, 10/15/2029 59 59
Pool# 524269
8.00%, 11/15/2029 2,466 2,475
Pool# 781124
7.00%, 12/15/2029 5,140 6,062
Pool# 507396
7.50%, 9/15/2030 26,921 28,189
Pool# 531352
7.50%, 9/15/2030 1,695 1,755
Pool# 536334
7.50%, 10/15/2030 119 123
Pool# 540659
7.00%, 1/15/2031 551 559
Pool# 486019
7.50%, 1/15/2031 613 641
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 535388
7.50%, 1/15/2031 378 385
Pool# 537406
7.50%, 2/15/2031 215 216
Pool# 528589
6.50%, 3/15/2031 13,376 14,737
Pool# 508473
7.50%, 4/15/2031 2,611 2,827
Pool# 544470
8.00%, 4/15/2031 1,567 1,574
Pool# 781287
7.00%, 5/15/2031 2,420 2,886
Pool# 781319
7.00%, 7/15/2031 724 879
Pool# 485879
7.00%, 8/15/2031 4,930 5,635
Pool# 572554
6.50%, 9/15/2031 29,508 33,431
Pool# 781328
7.00%, 9/15/2031 2,406 2,913
Pool# 550991
6.50%, 10/15/2031 368 411
Pool# 571267
7.00%, 10/15/2031 709 820
Pool# 555171
6.50%, 12/15/2031 867 955
Pool# 781380
7.50%, 12/15/2031 740 896
Pool# 781481
7.50%, 1/15/2032 3,276 4,017
Pool# 580972
6.50%, 2/15/2032 125 142
Pool# 781401
7.50%, 2/15/2032 2,183 2,649
Pool# 781916
6.50%, 3/15/2032 34,205 39,774
Pool# 552474
7.00%, 3/15/2032 3,234 3,787
Pool# 781478
7.50%, 3/15/2032 1,358 1,664
Pool# 781429
8.00%, 3/15/2032 2,383 2,933
Pool# 781431
7.00%, 4/15/2032 9,035 10,955
Pool# 552616
7.00%, 6/15/2032 26,534 30,844
Pool# 570022
7.00%, 7/15/2032 9,914 11,777
Pool# 595077
6.00%, 10/15/2032 4,724 5,501
Pool# 552903
6.50%, 11/15/2032 66,114 75,653
Pool# 552952
6.00%, 12/15/2032 3,630 4,117
Pool# 602102
6.00%, 2/15/2033 10,288 11,440
Pool# 588192
6.00%, 2/15/2033 2,848 3,186
Pool# 553144
5.50%, 4/15/2033 14,210 16,616

34 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 604243
6.00%, 4/15/2033 6,765 8,052
Pool# 611526
6.00%, 5/15/2033 5,775 6,412
Pool# 553320
6.00%, 6/15/2033 15,845 18,867
Pool# 573916
6.00%, 11/15/2033 23,330 25,928
Pool# 604788
6.50%, 11/15/2033 45,757 52,823
Pool# 781688
6.00%, 12/15/2033 22,595 26,868
Pool# 604875
6.00%, 12/15/2033 18,832 22,402
Pool# 781690
6.00%, 12/15/2033 9,013 10,724
Pool# 781699
7.00%, 12/15/2033 3,269 3,828
Pool# 621856
6.00%, 1/15/2034 6,369 7,074
Pool# 564799
6.00%, 3/15/2034 22,742 25,791
Pool# 630038
6.50%, 8/15/2034 44,453 51,304
Pool# 781804
6.00%, 9/15/2034 25,912 30,837
Pool# 781847
6.00%, 12/15/2034 18,950 22,536
Pool# 486921
5.50%, 2/15/2035 8,056 9,420
Pool# 781902
6.00%, 2/15/2035 21,978 26,138
Pool# 649513
5.50%, 10/15/2035 181,785 205,668
Pool# 649510
5.50%, 10/15/2035 99,657 116,123
Pool# 652207
5.50%, 3/15/2036 30,132 33,210
Pool# 655519
5.00%, 5/15/2036 14,044 15,437
Pool# 652539
5.00%, 5/15/2036 8,455 9,476
Pool# 606308
5.50%, 5/15/2036 11,236 12,560
Pool# 606314
5.50%, 5/15/2036 4,969 5,472
Pool# 656666
6.00%, 6/15/2036 11,515 12,832
Pool# 657912
6.50%, 8/15/2036 3,231 3,560
Pool# 704630
5.50%, 7/15/2039 32,158 37,124
Pool# 757039
4.00%, 12/15/2040 206,949 232,123
Pool# 757038
4.00%, 12/15/2040 178,719 200,708
Pool# 755656
4.00%, 12/15/2040 67,243 75,320
Pool# 757044
4.00%, 12/15/2040 66,875 73,942
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 742235
4.00%, 12/15/2040 61,048 66,247
Pool# 755655
4.00%, 12/15/2040 47,435 53,188
Pool# 757043
4.00%, 12/15/2040 32,551 36,565
Pool# 756631
4.00%, 12/15/2040 20,528 23,076
Pool# 742244
4.00%, 1/15/2041 154,438 173,111
Pool# 755959
4.00%, 1/15/2041 145,476 163,533
Pool# 753826
4.00%, 1/15/2041 69,129 77,493
Pool# 690662
4.00%, 1/15/2041 53,921 59,468
Pool# 719486
4.00%, 1/15/2041 18,383 19,564
Pool# 757555
4.00%, 2/15/2041 31,271 34,466
Pool# 757557
4.00%, 2/15/2041 31,060 33,391
Pool# AD6012
3.50%, 4/15/2043 329,787 357,181
Pool# AD7471
3.50%, 4/15/2043 260,265 280,141
Pool# AA6307
3.50%, 4/15/2043 178,421 193,266
Pool# AD9472
3.50%, 4/15/2043 138,110 150,123
Pool# AD7472
3.50%, 4/15/2043 125,483 136,140
Pool# AB3946
3.50%, 4/15/2043 92,840 100,517
Pool# AA6403
3.00%, 5/15/2043 596,592 641,037
Pool# 783781
3.50%, 6/15/2043 96,097 102,528
Pool# 784015
3.00%, 7/15/2043 33,801 35,828
Pool# 784714
3.00%, 1/15/2044 134,133 142,208
Pool# 784459
3.00%, 12/15/2046 79,652 84,043
Pool# 784355
4.00%, 12/15/2046 62,602 67,485
Pool# 784500
3.00%, 2/15/2047 132,852 140,221
Pool# 784713
3.00%, 2/15/2047 27,878 29,422
Pool# 784458
3.50%, 12/15/2047 262,958 292,023
Pool# 784747
4.00%, 5/15/2048 138,330 146,648
Pool# 785073
4.00%, 9/15/2049 95,000 101,126
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 132,586 153,213

Nationwide Bond Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 35
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 4559
5.00%, 10/20/2039 192,556 218,565
Pool# 4715
5.00%, 6/20/2040 193,316 219,858
Pool# 4747
5.00%, 7/20/2040 105,728 120,237
Pool# 4771
4.50%, 8/20/2040 317,044 349,226
Pool# 4834
4.50%, 10/20/2040 869,147 957,491
Pool# 737727
4.00%, 12/20/2040 654,820 733,933
Pool# 737730
4.00%, 12/20/2040 201,636 221,637
Pool# 4923
4.50%, 1/20/2041 125,982 141,267
Pool# 4978
4.50%, 3/20/2041 18,624 20,516
Pool# 5017
4.50%, 4/20/2041 199,220 219,460
Pool# 5082
4.50%, 6/20/2041 338,139 372,190
Pool# 5175
4.50%, 9/20/2041 251,940 277,326
Pool# 675523
3.50%, 3/20/2042 267,467 290,457
Pool# MA0392
3.50%, 9/20/2042 1,391,787 1,508,533
Pool# MA0462
3.50%, 10/20/2042 498,999 540,857
Pool# MA0534
3.50%, 11/20/2042 1,283,713 1,391,396
Pool# MA0625
3.50%, 12/20/2042 367,393 398,212
Pool# MA0698
3.00%, 1/20/2043 316,672 338,026
Pool# MA0852
3.50%, 3/20/2043 575,598 623,884
Pool# MA0934
3.50%, 4/20/2043 677,936 734,808
Pool# AF1001
3.50%, 6/20/2043 203,641 222,905
Pool# MA1376
4.00%, 10/20/2043 543,064 595,767
Pool# AJ9335
3.50%, 10/20/2044 18,465 19,684
Pool# MA2754
3.50%, 4/20/2045 241,164 257,313
Pool# MA2824
2.50%, 5/20/2045 303,102 323,478
Pool# MA2825
3.00%, 5/20/2045 509,262 542,202
Pool# MA2891
3.00%, 6/20/2045 1,344,986 1,429,717
Pool# MA2960
3.00%, 7/20/2045 425,404 452,120
Pool# 784156
4.00%, 8/20/2045 134,697 143,782
Pool# AO1103
3.50%, 9/20/2045 425,380 454,879
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# AO1099
3.50%, 9/20/2045 15,845 17,208
Pool# MA3106
4.00%, 9/20/2045 73,471 79,462
Pool# MA3172
3.00%, 10/20/2045 150,291 159,642
Pool# MA3173
3.50%, 10/20/2045 9,412 10,066
Pool# MA3174
4.00%, 10/20/2045 13,722 14,867
Pool# MA3243
3.00%, 11/20/2045 132,603 141,002
Pool# MA3244
3.50%, 11/20/2045 174,806 186,532
Pool# MA3309
3.00%, 12/20/2045 260,424 276,418
Pool# MA3310
3.50%, 12/20/2045 71,563 76,370
Pool# MA3377
4.00%, 1/20/2046 38,084 41,135
Pool# 784119
3.00%, 2/20/2046 524,036 556,452
Pool# MA3521
3.50%, 3/20/2046 413,668 441,472
Pool# MA3522
4.00%, 3/20/2046 389,570 421,003
Pool# MA3596
3.00%, 4/20/2046 237,340 252,012
Pool# MA3597
3.50%, 4/20/2046 74,501 79,628
Pool# MA3662
3.00%, 5/20/2046 435,071 461,679
Pool# MA3735
3.00%, 6/20/2046 497,955 527,873
Pool# MA3736
3.50%, 6/20/2046 1,425,502 1,526,511
Pool# MA3802
3.00%, 7/20/2046 882,828 937,666
Pool# MA3804
4.00%, 7/20/2046 35,462 38,282
Pool# MA3873
3.00%, 8/20/2046 871,781 927,368
Pool# MA3876
4.50%, 8/20/2046 14,039 15,473
Pool# MA3936
3.00%, 9/20/2046 776,006 822,574
Pool# MA3939
4.50%, 9/20/2046 7,746 8,508
Pool# MA4068
3.00%, 11/20/2046 230,292 244,154
Pool# MA4125
2.50%, 12/20/2046 125,000 133,077
Pool# MA4126
3.00%, 12/20/2046 1,648,255 1,748,395
Pool# MA4127
3.50%, 12/20/2046 362,011 384,307
Pool# MA4194
2.50%, 1/20/2047 329,248 350,161
Pool# MA4196
3.50%, 1/20/2047 48,492 51,420

36 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA4261
3.00%, 2/20/2047 390,387 413,400
Pool# MA4262
3.50%, 2/20/2047 2,500,499 2,662,191
Pool# MA4264
4.50%, 2/20/2047 16,549 18,148
Pool# MA4321
3.50%, 3/20/2047 684,546 730,791
Pool# MA4382
3.50%, 4/20/2047 366,460 389,954
Pool# AZ1974
3.50%, 4/20/2047 181,003 196,574
Pool# MA4384
4.50%, 4/20/2047 16,685 18,217
Pool# MA4509
3.00%, 6/20/2047 184,391 195,482
Pool# MA4511
4.00%, 6/20/2047 668,163 719,147
Pool# MA4512
4.50%, 6/20/2047 47,789 52,174
Pool# MA4585
3.00%, 7/20/2047 29,342 31,066
Pool# MA4587
4.00%, 7/20/2047 736,489 793,625
Pool# BC1888
3.50%, 8/20/2047 258,763 277,382
Pool# 784471
3.50%, 8/20/2047 216,475 231,055
Pool# MA4652
3.50%, 8/20/2047 201,517 214,141
Pool# MA4653
4.00%, 8/20/2047 26,815 28,895
Pool# 784408
3.50%, 10/20/2047 137,702 146,962
Pool# MA4836
3.00%, 11/20/2047 306,051 324,034
Pool# MA4837
3.50%, 11/20/2047 592,572 628,630
Pool# MA4838
4.00%, 11/20/2047 1,431,487 1,540,239
Pool# MA4899
3.00%, 12/20/2047 650,659 688,890
Pool# MA4900
3.50%, 12/20/2047 451,356 480,479
Pool# 784421
3.50%, 12/20/2047 265,757 283,625
Pool# MA4961
3.00%, 1/20/2048 613,548 649,598
Pool# MA4962
3.50%, 1/20/2048 435,937 462,835
Pool# MA5018
3.00%, 2/20/2048 142,192 150,546
Pool# MA5078
4.00%, 3/20/2048 651,962 698,271
Pool# 784480
3.50%, 4/20/2048 97,089 103,614
Pool# 784479
3.50%, 4/20/2048 62,106 66,280
Pool# 784481
3.50%, 4/20/2048 20,728 22,069
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA5137
4.00%, 4/20/2048 318,086 339,068
Pool# BD4034
4.00%, 4/20/2048 49,087 52,621
Pool# MA5139
5.00%, 4/20/2048 70,349 76,674
Pool# MA5192
4.00%, 5/20/2048 1,497,756 1,603,019
Pool# MA5194
5.00%, 5/20/2048 33,670 36,625
Pool# MA5265
4.50%, 6/20/2048 482,756 520,312
Pool# MA5331
4.50%, 7/20/2048 174,753 188,898
Pool# MA5398
4.00%, 8/20/2048 566,648 605,332
Pool# MA5399
4.50%, 8/20/2048 386,855 415,805
Pool# MA5466
4.00%, 9/20/2048 347,210 371,282
Pool# BJ2692
4.00%, 11/20/2048 30,858 32,760
Pool# MA5597
5.00%, 11/20/2048 40,696 44,254
Pool# MA5652
4.50%, 12/20/2048 444,815 477,498
Pool# 784656
4.50%, 12/20/2048 179,767 192,225
Pool# BK2856
4.50%, 12/20/2048 21,899 23,534
Pool# MA5653
5.00%, 12/20/2048 66,951 72,606
Pool# MA5712
5.00%, 1/20/2049 311,636 337,577
Pool# MA5818
4.50%, 3/20/2049 112,739 120,653
Pool# MA5878
5.00%, 4/20/2049 40,076 43,435
Pool# MA5933
5.00%, 5/20/2049 30,383 32,936
Pool# MA5987
4.50%, 6/20/2049 679,066 725,228
Pool# MA6041
4.50%, 7/20/2049 303,829 325,320
Pool# MA6092
4.50%, 8/20/2049 102,468 109,349
Pool# MA6339
3.50%, 12/20/2049 477,545 502,138
Pool# MA6409
3.00%, 1/20/2050 1,096,921 1,161,373
Pool# MA6410
3.50%, 1/20/2050 791,063 831,996
Pool# MA6474
3.00%, 2/20/2050 1,103,015 1,168,181
Pool# MA6476
4.00%, 2/20/2050 180,383 191,680
Pool# MA6657
3.50%, 5/20/2050 769,606 812,261
GNMA TBA
2.50%, 8/15/2050 785,000 829,095

Nationwide Bond Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 37
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA TBA
3.00%, 8/15/2050 5,591,000 5,912,143
3.50%, 8/15/2050 1,339,750 1,409,407
4.00%, 8/15/2050 227,500 241,479
4.50%, 8/15/2050 327,000 349,200
5.00%, 8/15/2050 181,000 196,281
Total Mortgage-Backed Securities
(cost $244,429,455)
253,400,498
Municipal Bonds 0.7%
California 0.3%
Bay Area Toll Authority, RB
Series F-2, 6.26%,
4/1/2049 150,000 268,740
Series S-3, 6.91%,
10/1/2050 100,000 188,892
California State, GO, 7.60%,
11/1/2040 100,000 187,720
East Bay Municipal Utility
District, RB, Series B,
5.87%, 6/1/2040 100,000 154,488
Los Angeles Community
College District, GO, Series
E, 6.75%, 8/1/2049 100,000 181,867
Los Angeles Unified School
District, GO, Series RY,
6.76%, 7/1/2034 100,000 150,802
Los Angeles, Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 210,000 372,718
San Diego County Water
Authority, RB, Series B,
6.14%, 5/1/2049 125,000 203,115
Santa Clara Valley
Transportation Authority,
RB, Series A, 5.88%,
4/1/2032 200,000 257,168
State of California, GO
7.55%, 4/1/2039 125,000 226,959
7.63%, 3/1/2040 220,000 396,024
University of California, RB
Series AX, 3.06%, 7/1/2025 50,000 55,243
Series R, 5.77%, 5/15/2043 50,000 73,078
Series AD, 4.86%,
5/15/2112 200,000 307,416
3,024,230
Connecticut 0.0%
†
State of Connecticut, GO,
Series D, 5.09%, 10/1/2030 200,000 241,490
Georgia 0.0%
†
Municipal Electric Authority
of Georgia, Refunding, RB,
Series A, 6.66%, 4/1/2057 147,000 225,589
Municipal Bonds
Principal
Amount ($) Value ($)
Illinois 0.1%
Chicago O'Hare International
Airport, RB, Series C,
4.57%, 1/1/2054 35,000 48,670
State of Illinois, GO, 5.10%,
6/1/2033 435,000 456,089
504,759
Massachusetts 0.0%
†
Commonwealth of
Massachusetts, RB, Series
A, 5.73%, 6/1/2040 150,000 218,776
New Jersey 0.1%
New Jersey Economic
Development Authority, RB,
NATL-RE Insured, Series A,
7.43%, 2/15/2029 150,000 186,704
New Jersey Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 165,000 291,053
Rutgers-State University of
New Jersey, RB, Series H,
5.67%, 5/1/2040 250,000 351,955
829,712
New York 0.1%
Metropolitan Transportation
Authority, RB, Series C,
7.34%, 11/15/2039 140,000 229,519
New York City Municipal
Water Finance Authority,
Water and Sewer System
Revenue Taxable, Second
General Resolution,
RB, Series CC, 5.88%,
6/15/2044 100,000 169,025
New York City Transitional
Finance Authority, Future
Tax Secured, RB, Series B,
5.57%, 11/1/2038 100,000 141,279
New York State Dormitory
Authority, RB, Series F,
3.11%, 2/15/2039 100,000 113,597
New York State Thruway
Authority, RB, 2.90%,
1/1/2035 50,000 54,533
Port Authority of New York &
New Jersey, RB
6.04%, 12/1/2029 300,000 409,632
4.46%, 10/1/2062 100,000 138,674
1,256,259
Ohio 0.0%
†
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 100,000 146,395

38 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Bond Index Fund
Municipal Bonds
Principal
Amount ($) Value ($)
Oregon 0.0%
†
Oregon School Boards
Association, Limited
Tax Pension, GO, AGM
Insured, 5.53%, 6/30/2028 200,000 239,870
Texas 0.1%
Dallas Independent School
District, Texas School
Building, GO, PSF-GTD,
Series C, 6.45%, 2/15/2035 150,000 154,438
Dallas/Fort Worth International
Airport, RB, Series A,
2.99%, 11/1/2038 50,000 51,941
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 25,000 26,566
Texas State Taxable Build
America Bond, GO, Series
A, 5.52%, 4/1/2039 50,000 75,200
Texas Transportation
Commission, RB, Series B,
5.18%, 4/1/2030 100,000 129,445
437,590
Wisconsin 0.0%
†
State of Wisconsin Bond, RB,
Series C, 3.15%, 5/1/2027 20,000 22,324
Total Municipal Bonds
(cost $5,376,710)
7,146,994
Supranational 1.3%
African Development Bank,
1.63%, 9/16/2022 500,000 514,448
Asian Development Bank
1.75%, 9/13/2022 500,000 515,914
1.50%, 10/18/2024 500,000 525,184
0.63%, 4/29/2025 500,000 506,181
2.50%, 11/2/2027 500,000 566,902
2.75%, 1/19/2028 200,000 230,846
European Bank for
Reconstruction &
Development, 2.75%,
3/7/2023 250,000 265,862
European Investment Bank
2.13%, 10/15/2021 250,000 255,745
2.25%, 3/15/2022 750,000 774,535
1.38%, 5/15/2023 500,000 516,334
2.63%, 3/15/2024 500,000 542,281
2.50%, 10/15/2024 500,000 545,588
Inter-American Development
Bank
1.75%, 9/14/2022 250,000 258,083
0.50%, 5/24/2023 500,000 503,797
2.63%, 1/16/2024 500,000 540,085
2.00%, 6/2/2026 200,000 217,309
2.00%, 7/23/2026 500,000 542,554
4.38%, 1/24/2044 200,000 320,021
Supranational
Principal
Amount ($) Value ($)
International Bank for
Reconstruction &
Development
1.38%, 9/20/2021 500,000 506,372
2.13%, 7/1/2022 250,000 259,150
7.63%, 1/19/2023 677,000 798,818
1.88%, 6/19/2023 250,000 261,725
3.00%, 9/27/2023 250,000 271,777
2.50%, 3/19/2024 500,000 539,766
2.50%, 7/29/2025 250,000 276,465
1.75%, 10/23/2029 500,000 546,174
International Finance Corp.,
1.38%, 10/16/2024 250,000 260,589
Nordic Investment Bank,
2.25%, 5/21/2024 200,000 214,677
Total Supranational
(cost $11,437,769)
12,077,182
U.S. Government Agency Securities 1.4%
FFCB, 2.85%, 9/20/2021 745,000 767,885
FHLB
3.63%, 6/11/2021 200,000 205,972
3.13%, 6/13/2025 1,075,000 1,210,154
5.50%, 7/15/2036 300,000 477,309
FHLMC
0.13%, 7/25/2022 185,000 184,818
0.25%, 6/26/2023 2,700,000 2,700,429
0.38%, 7/21/2025 65,000 64,922
6.75%, 9/15/2029 388,000 589,135
6.75%, 3/15/2031 400,000 632,810
6.25%, 7/15/2032 365,000 578,191
FNMA
2.63%, 1/11/2022 355,000 367,513
2.63%, 9/6/2024 500,000 548,016
0.50%, 6/17/2025 2,000,000 2,008,269
6.25%, 5/15/2029 500,000 727,484
FNMA Discount notes, 7.25%,
5/15/2030(g) 1,000,000 1,589,823
Tennessee Valley Authority,
4.88%, 1/15/2048 300,000 460,713
Total U.S. Government Agency Securities
(cost $11,949,482)
13,113,443
U.S. Treasury Obligations 36.8%
U.S. Treasury Bonds
8.13%, 8/15/2021 1,800,000 1,948,921
7.13%, 2/15/2023 1,000,000 1,178,047
6.25%, 8/15/2023 869,000 1,030,037
6.00%, 2/15/2026 1,444,500 1,899,743
5.50%, 8/15/2028 5,300,000 7,422,070
5.25%, 11/15/2028 1,000,000 1,391,055
4.50%, 5/15/2038 500,000 806,699
4.50%, 8/15/2039 185,000 302,099
4.38%, 11/15/2039 830,000 1,339,218
3.88%, 8/15/2040 900,000 1,379,848
4.25%, 11/15/2040 1,500,000 2,411,426

Nationwide Bond Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 39
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
3.75%, 8/15/2041 2,250,000 3,425,273
3.13%, 11/15/2041 2,100,000 2,944,840
3.13%, 2/15/2042 2,650,000 3,726,977
2.75%, 11/15/2042 800,000 1,064,688
3.13%, 2/15/2043 1,750,000 2,463,740
2.88%, 5/15/2043 900,000 1,222,453
3.63%, 8/15/2043 2,000,000 3,031,016
3.75%, 11/15/2043 1,850,000 2,856,732
3.63%, 2/15/2044 800,000 1,216,406
3.38%, 5/15/2044 1,700,000 2,499,266
3.13%, 8/15/2044 2,400,000 3,405,656
3.00%, 11/15/2044 5,250,000 7,319,443
3.00%, 5/15/2045 2,000,000 2,797,188
2.88%, 8/15/2045 2,000,000 2,746,328
2.50%, 2/15/2046 550,000 711,262
2.50%, 5/15/2046 1,200,000 1,554,609
2.25%, 8/15/2046 1,000,000 1,240,156
2.88%, 11/15/2046 1,775,000 2,461,218
3.00%, 2/15/2047 1,000,000 1,419,531
3.00%, 5/15/2047 1,600,000 2,274,000
2.75%, 8/15/2047 1,000,000 1,364,453
3.00%, 8/15/2048 1,750,000 2,511,797
2.88%, 5/15/2049 1,400,000 1,979,195
2.25%, 8/15/2049 2,500,000 3,149,316
2.38%, 11/15/2049 4,800,000 6,207,750
2.00%, 2/15/2050 4,000,000 4,803,125
1.25%, 5/15/2050 1,200,000 1,214,344
U.S. Treasury Notes
1.13%, 6/30/2021 2,000,000 2,018,047
2.25%, 7/31/2021 5,000,000 5,104,688
2.13%, 8/15/2021 1,500,000 1,530,820
1.50%, 9/30/2021 8,000,000 8,126,562
2.88%, 10/15/2021 6,500,000 6,712,266
1.25%, 10/31/2021 4,000,000 4,055,625
1.75%, 11/30/2021 2,000,000 2,043,125
2.00%, 12/31/2021 2,000,000 2,052,578
1.50%, 1/31/2022 2,000,000 2,040,859
1.75%, 2/28/2022 3,000,000 3,076,523
1.75%, 3/31/2022 1,000,000 1,026,719
1.75%, 4/30/2022 2,000,000 2,056,641
1.88%, 4/30/2022 2,000,000 2,060,781
1.75%, 5/15/2022 1,700,000 1,748,875
0.13%, 5/31/2022 5,000,000 4,999,609
1.75%, 5/31/2022 2,000,000 2,058,984
1.75%, 6/30/2022 1,000,000 1,030,938
2.13%, 6/30/2022 500,000 519,063
1.88%, 7/31/2022 4,000,000 4,139,219
2.00%, 7/31/2022 7,000,000 7,261,953
1.63%, 8/15/2022 5,200,000 5,358,641
1.63%, 8/31/2022 1,750,000 1,804,688
1.88%, 8/31/2022 3,500,000 3,627,285
1.75%, 9/30/2022 2,000,000 2,070,078
1.88%, 9/30/2022 500,000 518,945
1.38%, 10/15/2022 3,500,000 3,596,250
1.63%, 11/15/2022 4,000,000 4,137,031
2.00%, 11/30/2022 1,400,000 1,460,977
2.13%, 12/31/2022 2,000,000 2,096,328
2.38%, 1/31/2023 1,750,000 1,848,027
1.50%, 2/28/2023 1,000,000 1,035,430
1.50%, 3/31/2023 2,500,000 2,591,699
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
1.38%, 6/30/2023 2,700,000 2,797,875
2.50%, 8/15/2023 3,800,000 4,072,680
1.38%, 8/31/2023 3,700,000 3,841,641
2.75%, 8/31/2023 2,000,000 2,160,781
2.13%, 11/30/2023 3,900,000 4,157,004
2.25%, 12/31/2023 4,500,000 4,821,855
2.25%, 1/31/2024 4,800,000 5,151,375
2.50%, 1/31/2024 7,000,000 7,572,031
2.75%, 2/15/2024 4,500,000 4,913,438
2.13%, 3/31/2024 4,500,000 4,823,438
2.00%, 4/30/2024 2,000,000 2,137,578
2.25%, 4/30/2024 2,700,000 2,910,305
2.50%, 5/15/2024 1,700,000 1,849,945
2.00%, 5/31/2024 3,500,000 3,745,547
2.00%, 6/30/2024 2,500,000 2,678,320
2.13%, 7/31/2024 1,500,000 1,616,602
2.38%, 8/15/2024 250,000 272,080
1.88%, 8/31/2024 1,000,000 1,069,219
1.50%, 9/30/2024 2,500,000 2,636,621
2.13%, 9/30/2024 2,500,000 2,701,660
2.25%, 10/31/2024 1,000,000 1,087,266
2.25%, 11/15/2024 2,160,000 2,349,506
2.13%, 11/30/2024 1,200,000 1,299,797
1.38%, 1/31/2025 1,300,000 1,368,504
2.50%, 1/31/2025 1,500,000 1,654,336
2.00%, 2/15/2025 1,500,000 1,621,758
0.50%, 3/31/2025 2,700,000 2,737,125
2.63%, 3/31/2025 3,200,000 3,558,250
0.38%, 4/30/2025 4,500,000 4,535,859
2.13%, 5/15/2025 1,600,000 1,745,250
0.25%, 5/31/2025 2,000,000 2,004,063
2.75%, 6/30/2025 1,750,000 1,966,016
2.88%, 7/31/2025 1,750,000 1,979,961
2.00%, 8/15/2025 2,000,000 2,176,797
3.00%, 10/31/2025 500,000 571,699
2.25%, 11/15/2025 1,500,000 1,656,914
2.63%, 12/31/2025 2,000,000 2,254,375
2.63%, 1/31/2026 2,250,000 2,538,633
1.63%, 2/15/2026 2,900,000 3,114,441
1.63%, 5/15/2026 3,000,000 3,228,047
1.50%, 8/15/2026 3,400,000 3,639,195
1.38%, 8/31/2026 4,500,000 4,784,590
1.63%, 9/30/2026 2,500,000 2,697,070
1.63%, 10/31/2026 4,000,000 4,317,812
2.00%, 11/15/2026 1,000,000 1,103,047
1.50%, 1/31/2027 4,300,000 4,615,108
2.25%, 2/15/2027 3,800,000 4,263,867
1.13%, 2/28/2027 5,000,000 5,247,070
0.63%, 3/31/2027 1,500,000 1,524,844
0.50%, 4/30/2027 2,000,000 2,016,250
2.25%, 11/15/2027 3,870,000 4,382,170
2.75%, 2/15/2028 3,000,000 3,518,203
2.88%, 5/15/2028 3,000,000 3,560,156
2.88%, 8/15/2028 3,000,000 3,573,984
2.63%, 2/15/2029 1,657,000 1,954,613
2.38%, 5/15/2029 2,100,000 2,440,922
1.63%, 8/15/2029 1,000,000 1,099,727
1.75%, 11/15/2029 500,000 556,621

40 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Bond Index Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
1.50%, 2/15/2030 5,000,000 5,456,641
Total U.S. Treasury Obligations
(cost $323,295,399)
356,659,661
Short-Term Investment 0.0%
†
Shares
Money Market Fund 0.0%
†
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class,0.09%(h)(i) 118,593 118,593
Total Short-Term Investment
(cost $118,593)
118,593
Repurchase Agreement 0.0%
†
Principal
Amount ($)
BNP Paribas Securities
Corp.
0.07%, dated 7/31/2020,
due 8/3/2020, repurchase
price $13,325,
collateralized by U.S.
Treasury Note, 1.50%,
maturing 8/15/2026; total
market value $13,674. (i) 13,325 13,325
Total Repurchase Agreement
(cost $13,325)
13,325
Total Investments
(cost $875,731,780) — 98.7% 956,439,818
Other assets in excess of
liabilities — 1.3% 12,465,759
NET ASSETS — 100.0%
$ 968,905,577
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2020.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at July 31, 2020 was
$7,031,987 which represents 0.73% of net assets.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2020.
(d) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at July 31, 2020.
(e) The security or a portion of this security is on loan at July 31,
2020. The total value of securities on loan at July 31, 2020 was $128,079, which was collateralized by cash used to
purchase a money market fund and a repurchase agreement
with a value of $118,593 and $13,325, respectively, a total
value of $131,918.
(f) Investment in affiliate.
(g) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(h) Represents 7-day effective yield as of July 31, 2020.
(i) Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of
securities purchased with cash collateral as of July 31, 2020 was $131,918.
ACES Alternative Credit Enhancement Services
AGM Assured Guaranty Municipal Corp.
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
NATL National Public Finance Guarantee Corp.
PSF-GTD Permanent School Fund Guaranteed
RB Revenue Bond
RE Reinsured
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

Nationwide Bond Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 41
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

42 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Bond Index Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 1,197,854 $ – $ 1,197,854
Commercial Mortgage-Backed Securities – 21,493,812 – 21,493,812
Corporate Bonds – 273,358,734 – 273,358,734
Foreign Government Securities – 17,859,722 – 17,859,722
Mortgage-Backed Securities – 253,400,498 – 253,400,498
Municipal Bonds – 7,146,994 – 7,146,994
Repurchase Agreement – 13,325 – 13,325
Short-Term Investment 118,593 – – 118,593
Supranational – 12,077,182 – 12,077,182
U.S. Government Agency Securities – 13,113,443 – 13,113,443
U.S. Treasury Obligations – 356,659,661 – 356,659,661
Total $ 118,593 $ 956,321,225 $ – $ 956,439,818
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide International Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 43
Common Stocks 98.9%
Shares Value ($)
AUSTRALIA 7.7%
Airlines 0.0%
†
Qantas Airways Ltd. 67,163 155,801
Banks 1.6%
Australia & New Zealand
Banking Group Ltd. 255,016 3,269,004
Commonwealth Bank of
Australia 158,329 8,047,159
National Australia Bank Ltd. 286,985 3,617,489
Westpac Banking Corp. 322,954 3,939,360
18,873,012
Beverages 0.1%
Coca-Cola Amatil Ltd. 47,888 279,718
Treasury Wine Estates Ltd. 64,276 495,646
775,364
Biotechnology 0.6%
CSL Ltd. 40,471 7,805,364
Capital Markets 0.4%
ASX Ltd. 17,503 1,033,083
Macquarie Group Ltd. 29,826 2,642,142
Magellan Financial Group
Ltd. 11,801 515,045
4,190,270
Chemicals 0.0%
†
Orica Ltd. 35,732 442,816
Commercial Services & Supplies 0.1%
Brambles Ltd. 137,532 1,062,606
Construction & Engineering 0.0%
†
CIMIC Group Ltd. 8,551 131,138
Diversified Financial Services 0.0%
†
AMP Ltd.* 280,920 293,747
Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd. 371,986 889,915
TPG Telecom Ltd.* 32,780 188,294
1,078,209
Electric Utilities 0.0%
†
AusNet Services 151,603 193,169
Equity Real Estate Investment Trusts (REITs) 0.4%
Dexus 98,757 600,005
Goodman Group 146,304 1,768,649
GPT Group (The) 172,557 477,813
Mirvac Group 346,187 516,427
Scentre Group 465,106 676,976
Stockland 216,674 493,304
Vicinity Centres 275,733 256,797
4,789,971
Food & Staples Retailing 0.4%
Coles Group Ltd. 119,438 1,553,454
Woolworths Group Ltd. 112,994 3,121,223
4,674,677
Gas Utilities 0.1%
APA Group 110,326 866,533
Health Care Equipment & Supplies 0.1%
Cochlear Ltd. 5,818 792,673
Health Care Providers & Services 0.1%
Ramsay Health Care Ltd. 16,226 718,002
Common Stocks
Shares Value ($)
AUSTRALIA
Health Care Providers & Services
Sonic Healthcare Ltd. 39,486 905,111
1,623,113
Hotels, Restaurants & Leisure 0.1%
Aristocrat Leisure Ltd. 49,529 925,548
Crown Resorts Ltd. 35,525 228,877
Tabcorp Holdings Ltd. 176,350 448,123
1,602,548
Insurance 0.2%
Insurance Australia Group
Ltd. 203,879 740,963
Medibank Pvt Ltd. 251,759 507,032
QBE Insurance Group Ltd. 131,661 931,428
Suncorp Group Ltd. 115,337 703,924
2,883,347
Interactive Media & Services 0.1%
REA Group Ltd. 5,008 387,790
SEEK Ltd. 27,715 428,765
816,555
IT Services 0.1%
Afterpay Ltd.* 19,382 955,024
Computershare Ltd. 43,467 416,687
1,371,711
Metals & Mining 2.3%
BHP Group Ltd. 264,710 7,015,909
BHP Group plc 189,070 4,123,622
BlueScope Steel Ltd. 45,189 360,863
Evolution Mining Ltd. 146,937 620,574
Fortescue Metals Group Ltd. 148,404 1,844,683
Glencore plc* 906,859 2,091,281
Newcrest Mining Ltd.∞ 70,939 1,796,922
Northern Star Resources Ltd. 67,157 748,872
Rio Tinto Ltd. 33,261 2,422,358
Rio Tinto plc 99,844 6,085,111
South32 Ltd. 418,169 614,803
27,724,998
Multiline Retail 0.3%
Wesfarmers Ltd. 101,609 3,377,161
Multi-Utilities 0.1%
AGL Energy Ltd. 58,755 697,379
Oil, Gas & Consumable Fuels 0.3%
Ampol Ltd. 22,510 422,331
Oil Search Ltd. 179,065 373,063
Origin Energy Ltd. 158,642 608,033
Santos Ltd. 157,328 591,693
Washington H Soul Pattinson
& Co. Ltd.(a) 8,987 125,440
Woodside Petroleum Ltd. 85,835 1,225,956
3,346,516
Real Estate Management & Development 0.0%
†
Lendlease Corp. Ltd. 59,190 479,521
Road & Rail 0.0%
†
Aurizon Holdings Ltd. 174,363 554,035
Software 0.0%
†
WiseTech Global Ltd. 13,170 195,187
Transportation Infrastructure 0.2%
Sydney Airport 95,725 361,865

44 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
AUSTRALIA
Transportation Infrastructure
Transurban Group 244,440 2,421,614
2,783,479
93,580,900
AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG 25,076 556,120
Raiffeisen Bank International
AG* 12,208 208,694
764,814
Electric Utilities 0.0%
†
Verbund AG 6,001 314,163
Machinery 0.0%
†
ANDRITZ AG 6,555 220,655
Metals & Mining 0.0%
†
voestalpine AG 10,207 226,227
Oil, Gas & Consumable Fuels 0.1%
OMV AG* 13,902 440,140
1,965,999
BELGIUM 0.9%
Banks 0.1%
KBC Group NV 22,696 1,300,789
Beverages 0.3%
Anheuser-Busch InBev SA/
NV 67,360 3,648,964
Biotechnology 0.1%
Galapagos NV* 3,686 688,972
Chemicals 0.1%
Solvay SA 6,573 514,158
Umicore SA(a) 17,583 826,112
1,340,270
Diversified Financial Services 0.1%
Groupe Bruxelles Lambert
SA 6,648 576,268
Groupe Bruxelles Lambert
SA 3,442 299,251
Sofina SA 1,399 391,855
1,267,374
Diversified Telecommunication Services 0.0%
†
Proximus SADP 13,940 287,259
Electric Utilities 0.0%
†
Elia Group SA/NV 2,804 304,395
Food & Staples Retailing 0.0%
†
Colruyt SA 5,305 309,730
Insurance 0.1%
Ageas SA/NV 16,225 607,375
Media 0.0%
†
Telenet Group Holding NV 4,001 155,911
Pharmaceuticals 0.1%
UCB SA 11,271 1,444,290
11,355,329
Common Stocks
Shares Value ($)
CHILE 0.0%
†
Metals & Mining 0.0%
†
Antofagasta plc 33,723 456,242
CHINA 0.6%
Banks 0.1%
BOC Hong Kong Holdings
Ltd. 327,100 905,527
Beverages 0.0%
†
Budweiser Brewing Co.
APAC Ltd. Reg. S(b) 156,200 564,723
Biotechnology 0.1%
BeiGene Ltd., ADR* 3,420 714,780
Food Products 0.0%
†
Wilmar International Ltd. 174,758 592,097
Internet & Direct Marketing Retail 0.4%
Prosus NV* 43,574 4,237,189
Machinery 0.0%
†
Yangzijiang Shipbuilding
Holdings Ltd. 251,566 168,644
7,182,960
DENMARK 2.5%
Air Freight & Logistics 0.2%
DSV PANALPINA A/S 19,043 2,632,470
Banks 0.1%
Danske Bank A/S* 61,617 998,180
Beverages 0.1%
Carlsberg A/S, Class B 9,516 1,403,080
Biotechnology 0.2%
Genmab A/S* 5,813 1,994,614
Chemicals 0.2%
Chr Hansen Holding A/S 9,827 1,119,224
Novozymes A/S, Class B 19,683 1,180,831
2,300,055
Electric Utilities 0.2%
Orsted A/S Reg. S(b) 17,008 2,436,207
Electrical Equipment 0.2%
Vestas Wind Systems A/S 17,697 2,287,636
Health Care Equipment & Supplies 0.3%
Ambu A/S, Class B(a) 14,815 517,875
Coloplast A/S, Class B 10,515 1,793,419
Demant A/S* 8,851 275,453
GN Store Nord A/S 11,619 712,721
3,299,468
Insurance 0.0%
†
Tryg A/S 10,895 322,290
Marine 0.1%
AP Moller - Maersk A/S,
Class A 286 341,365
AP Moller - Maersk A/S,
Class B 584 752,555
1,093,920
Pharmaceuticals 0.9%
H Lundbeck A/S 5,521 201,598

Nationwide International Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 45
Common Stocks
Shares Value ($)
DENMARK
Pharmaceuticals
Novo Nordisk A/S, Class B 157,617 10,399,044
10,600,642
Textiles, Apparel & Luxury Goods 0.0%
†
Pandora A/S 9,205 587,016
29,955,578
FINLAND 1.2%
Banks 0.2%
Nordea Bank Abp 285,340 2,212,792
Communications Equipment 0.2%
Nokia OYJ 507,367 2,440,353
Diversified Telecommunication Services 0.1%
Elisa OYJ 12,697 754,787
Electric Utilities 0.1%
Fortum OYJ 40,146 818,243
Insurance 0.1%
Sampo OYJ, Class A 42,745 1,552,727
Machinery 0.2%
Kone OYJ, Class B 30,711 2,433,470
Wartsila OYJ Abp 36,432 305,920
2,739,390
Oil, Gas & Consumable Fuels 0.1%
Neste OYJ 37,469 1,723,570
Paper & Forest Products 0.2%
Stora Enso OYJ, Class R 50,673 639,866
UPM- Kymmene OYJ 47,733 1,278,837
1,918,703
Pharmaceuticals 0.0%
†
Orion OYJ, Class B 9,760 426,349
14,586,914
FRANCE 10.5%
Aerospace & Defense 0.6%
Airbus SE* 52,564 3,878,265
Dassault Aviation SA* 203 169,265
Safran SA* 28,859 3,067,108
Thales SA 9,708 704,690
7,819,328
Auto Components 0.2%
Cie Generale des
Etablissements Michelin
SCA 15,353 1,606,481
Faurecia SE* 6,859 267,870
Valeo SA 19,339 499,126
2,373,477
Automobiles 0.1%
Peugeot SA* 52,937 857,918
Renault SA* 17,560 419,056
1,276,974
Banks 0.5%
BNP Paribas SA* 100,597 4,081,404
Credit Agricole SA* 102,767 992,822
Societe Generale SA* 72,415 1,112,792
6,187,018
Beverages 0.3%
Pernod Ricard SA 19,066 3,292,097
Common Stocks
Shares Value ($)
FRANCE
Beverages
Remy Cointreau SA 1,924 308,092
3,600,189
Building Products 0.1%
Cie de Saint-Gobain* 46,957 1,735,663
Capital Markets 0.1%
Amundi SA Reg. S*(b) 5,500 418,171
Natixis SA* 80,254 196,402
614,573
Chemicals 0.6%
Air Liquide SA 42,133 6,955,767
Arkema SA 5,909 613,936
7,569,703
Construction & Engineering 0.4%
Bouygues SA 20,311 722,444
Eiffage SA* 7,657 671,139
Vinci SA 46,158 3,985,556
5,379,139
Diversified Financial Services 0.0%
†
Eurazeo SE* 3,736 195,537
Wendel SE 2,490 233,284
428,821
Diversified Telecommunication Services 0.2%
Iliad SA(a) 1,325 260,269
Orange SA 178,738 2,094,010
2,354,279
Electric Utilities 0.0%
†
Electricite de France SA 57,603 583,160
Electrical Equipment 0.6%
Legrand SA 23,526 1,822,430
Schneider Electric SE 49,609 5,779,801
7,602,231
Electronic Equipment, Instruments & Components 0.1%
Ingenico Group SA* 5,181 836,085
Entertainment 0.2%
Bollore SA 81,557 273,221
Ubisoft Entertainment SA* 8,008 669,611
Vivendi SA 74,187 1,965,649
2,908,481
Equity Real Estate Investment Trusts (REITs) 0.2%
Covivio 4,179 301,840
Gecina SA 4,285 552,884
ICADE 2,477 163,940
Klepierre SA 16,946 293,041
Unibail - Rodamco -Westfield 12,689 666,115
1,977,820
Food & Staples Retailing 0.1%
Carrefour SA 53,821 858,478
Casino Guichard Perrachon
SA*(a) 3,335 92,759
951,237
Food Products 0.3%
Danone SA 54,738 3,656,978
Health Care Equipment & Supplies 0.0%
†
BioMerieux 3,645 591,501
Health Care Providers & Services 0.1%
Orpea * 4,691 599,233

46 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
FRANCE
Hotels, Restaurants & Leisure 0.1%
Accor SA* 17,288 432,817
La Francaise des Jeux
SAEM Reg. S(b) 7,800 284,550
Sodexo SA 7,685 530,467
1,247,834
Household Durables 0.0%
†
SEB SA 2,138 353,904
Insurance 0.3%
AXA SA 171,244 3,427,270
CNP Assurances* 15,763 190,951
SCOR SE* 14,148 365,051
3,983,272
IT Services 0.4%
Atos SE* 8,526 731,310
Capgemini SE 14,599 1,893,068
Edenred 21,875 1,089,841
Worldline SA Reg. S*(b) 12,443 1,073,513
4,787,732
Life Sciences Tools & Services 0.1%
Sartorius Stedim Biotech 2,447 761,840
Machinery 0.1%
Alstom SA* 17,149 958,591
Media 0.1%
JCDecaux SA* 7,695 129,810
Publicis Groupe SA 18,661 601,616
731,426
Multi-Utilities 0.3%
Engie SA* 161,834 2,161,694
Suez SA 32,568 429,252
Veolia Environnement SA 46,681 1,067,334
3,658,280
Oil, Gas & Consumable Fuels 0.7%
TOTAL SE(a) 221,456 8,222,300
Personal Products 0.6%
L'Oreal SA 22,480 7,529,121
Pharmaceuticals 0.9%
Ipsen SA 3,462 334,423
Sanofi 100,515 10,508,014
10,842,437
Professional Services 0.2%
Bureau Veritas SA* 25,802 565,700
Teleperformance 5,306 1,552,836
2,118,536
Software 0.2%
Dassault Systemes SE 11,906 2,171,807
Textiles, Apparel & Luxury Goods 1.7%
EssilorLuxottica SA* 25,162 3,345,458
Hermes International 2,832 2,298,783
Kering SA 6,771 3,844,026
LVMH Moet Hennessy Louis
Vuitton SE 24,755 10,755,551
20,243,818
Transportation Infrastructure 0.1%
Aeroports de Paris 2,578 244,397
Common Stocks
Shares Value ($)
FRANCE
Transportation Infrastructure
Getlink SE* 37,985 571,523
815,920
127,472,708
GERMANY 9.3%
Aerospace & Defense 0.1%
MTU Aero Engines AG 4,808 836,234
Air Freight & Logistics 0.3%
Deutsche Post AG
(Registered) 88,457 3,586,160
Airlines 0.0%
†
Deutsche Lufthansa AG
(Registered)*(a) 21,700 192,449
Auto Components 0.1%
Continental AG 9,809 957,885
Automobiles 0.8%
Bayerische Motoren Werke
AG 29,530 1,911,696
Bayerische Motoren Werke
AG (Preference) 5,317 272,843
Daimler AG (Registered) 76,222 3,377,149
Porsche Automobil Holding
SE (Preference)* 13,836 786,433
Volkswagen AG 2,859 448,549
Volkswagen AG (Preference) 16,533 2,446,616
9,243,286
Banks 0.0%
†
Commerzbank AG* 82,802 426,474
Capital Markets 0.4%
Deutsche Bank AG
(Registered)* 175,664 1,577,467
Deutsche Boerse AG 16,974 3,103,308
4,680,775
Chemicals 0.6%
BASF SE 82,389 4,562,405
Covestro AG Reg. S(b) 15,217 591,323
Evonik Industries AG 20,061 542,013
Fuchs Petrolub SE
(Preference) 6,531 286,331
LANXESS AG 7,441 385,100
Symrise AG 11,612 1,450,754
7,817,926
Construction & Engineering 0.0%
†
Hochtief AG 2,000 162,604
Construction Materials 0.1%
HeidelbergCement AG 13,523 755,637
Diversified Telecommunication Services 0.5%
Deutsche Telekom AG
(Registered) 298,918 5,005,306
Telefonica Deutschland
Holding AG 85,329 233,719
United Internet AG
(Registered) 9,042 409,480
5,648,505
Food & Staples Retailing 0.0%
†
METRO AG 18,069 165,525

Nationwide International Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 47
Common Stocks
Shares Value ($)
GERMANY
Health Care Equipment & Supplies 0.2%
Carl Zeiss Meditec AG 3,849 403,222
Sartorius AG (Preference) 3,156 1,210,992
Siemens Healthineers AG
Reg. S(b) 13,292 689,329
2,303,543
Health Care Providers & Services 0.3%
Fresenius Medical Care AG
& Co. KGaA 19,025 1,676,154
Fresenius SE & Co. KGaA 36,837 1,840,769
3,516,923
Household Products 0.2%
Henkel AG & Co. KGaA 9,226 802,077
Henkel AG & Co. KGaA
(Preference) 16,138 1,589,951
2,392,028
Independent Power and Renewable Electricity Producers
0.0%
†
Uniper SE 17,515 607,401
Industrial Conglomerates 0.7%
Siemens AG (Registered) 68,076 8,723,215
Insurance 1.0%
Allianz SE (Registered) 37,376 7,795,790
Hannover Rueck SE 5,379 910,656
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 12,960 3,445,669
12,152,115
Interactive Media & Services 0.1%
Scout24 AG Reg. S(b) 9,764 844,909
Internet & Direct Marketing Retail 0.2%
Delivery Hero SE Reg. S*(b) 11,277 1,301,234
Zalando SE Reg. S*(b) 13,767 995,707
2,296,941
Machinery 0.1%
GEA Group AG 13,516 486,737
KION Group AG 5,455 419,989
Knorr- Bremse AG 4,092 478,805
1,385,531
Metals & Mining 0.0%
†
thyssenkrupp AG* 38,562 299,999
Multi-Utilities 0.4%
E.ON SE 202,127 2,371,510
RWE AG 51,701 1,954,472
4,325,982
Personal Products 0.1%
Beiersdorf AG 8,867 1,056,596
Pharmaceuticals 0.6%
Bayer AG (Registered) 87,419 5,820,717
Merck KGaA 11,431 1,460,413
7,281,130
Real Estate Management & Development 0.5%
Aroundtown SA* 103,197 622,501
Deutsche Wohnen SE 30,721 1,494,085
LEG Immobilien AG 6,262 873,814
Vonovia SE 46,160 2,999,682
5,990,082
Common Stocks
Shares Value ($)
GERMANY
Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG 111,507 2,786,970
Software 1.3%
Nemetschek SE 5,241 386,568
SAP SE 93,227 14,747,611
TeamViewer AG Reg. S*(b) 11,797 637,693
15,771,872
Textiles, Apparel & Luxury Goods 0.4%
adidas AG* 17,069 4,721,898
Puma SE* 7,298 567,859
5,289,757
Trading Companies & Distributors 0.1%
Brenntag AG 13,703 843,927
Transportation Infrastructure 0.0%
†
Fraport AG Frankfurt Airport
Services Worldwide*(a) 4,070 158,989
112,501,370
HONG KONG 2.8%
Banks 0.1%
Bank of East Asia Ltd. (The) 106,950 243,645
Hang Seng Bank Ltd. 68,900 1,085,070
1,328,715
Capital Markets 0.4%
Hong Kong Exchanges &
Clearing Ltd. 108,100 5,169,142
Diversified Telecommunication Services 0.1%
HKT Trust & HKT Ltd. 313,420 462,029
PCCW Ltd. 338,000 190,714
652,743
Electric Utilities 0.2%
CK Infrastructure Holdings
Ltd. 59,500 310,462
CLP Holdings Ltd. 148,000 1,402,467
HK Electric Investments &
HK Electric Investments
Ltd. Reg. S 227,500 235,460
Power Assets Holdings Ltd. 124,800 695,362
2,643,751
Equity Real Estate Investment Trusts (REITs) 0.1%
Link REIT 189,151 1,456,670
Food & Staples Retailing 0.0%
†
Dairy Farm International
Holdings Ltd. 35,400 152,182
Food Products 0.1%
WH Group Ltd. Reg. S(b) 831,000 739,771
Gas Utilities 0.1%
Hong Kong & China Gas Co.
Ltd. 945,872 1,358,204
Hotels, Restaurants & Leisure 0.1%
Melco Resorts &
Entertainment Ltd., ADR 19,790 325,743
Industrial Conglomerates 0.1%
Jardine Matheson Holdings
Ltd. 19,700 791,546
Jardine Matheson Holdings
Ltd. 400 16,292

48 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
HONG KONG
Industrial Conglomerates
Jardine Strategic Holdings
Ltd. 17,700 350,991
Jardine Strategic Holdings
Ltd. 1,700 34,299
NWS Holdings Ltd. 151,645 117,507
1,310,635
Insurance 0.8%
AIA Group Ltd. 1,082,200 9,698,064
Machinery 0.1%
Techtronic Industries Co. Ltd. 122,500 1,281,924
Real Estate Management & Development 0.5%
CK Asset Holdings Ltd. 228,886 1,262,025
Hang Lung Properties Ltd. 184,000 451,879
Henderson Land
Development Co. Ltd. 123,352 458,821
Hongkong Land Holdings
Ltd. 92,500 340,400
Hongkong Land Holdings
Ltd. 8,700 33,167
Kerry Properties Ltd. 61,000 145,263
New World Development Co.
Ltd. 136,707 667,726
Sino Land Co. Ltd. 296,200 359,269
Sun Hung Kai Properties Ltd. 118,200 1,436,567
Swire Pacific Ltd., Class A 46,500 227,792
Swire Properties Ltd. 104,400 241,350
Wharf Real Estate
Investment Co. Ltd.(a) 150,270 526,241
6,150,500
Road & Rail 0.1%
MTR Corp. Ltd. 136,214 677,375
Semiconductors & Semiconductor Equipment 0.0%
†
ASM Pacific Technology Ltd. 26,900 299,517
33,244,936
IRELAND 0.7%
Building Products 0.1%
Kingspan Group plc 13,628 980,200
Construction Materials 0.2%
CRH plc 69,849 2,504,954
Containers & Packaging 0.0%
†
Smurfit Kappa Group plc 19,951 672,916
Food Products 0.2%
Kerry Group plc, Class A 14,365 1,902,082
Hotels, Restaurants & Leisure 0.2%
Flutter Entertainment plc 13,583 2,054,499
Trading Companies & Distributors 0.0%
†
AerCap Holdings NV* 11,279 303,744
8,418,395
ISRAEL 0.6%
Aerospace & Defense 0.0%
†
Elbit Systems Ltd. 2,177 307,204
Banks 0.2%
Bank Hapoalim BM 98,402 589,515
Common Stocks
Shares Value ($)
ISRAEL
Banks
Bank Leumi Le-Israel BM 130,817 659,566
Israel Discount Bank Ltd.,
Class A 111,305 340,555
Mizrahi Tefahot Bank Ltd. 11,747 244,184
1,833,820
Chemicals 0.0%
†
ICL Group Ltd. 57,452 179,640
Consumer Finance 0.0%
†
Isracard Ltd. 1 1
IT Services 0.1%
Wix.com Ltd.* 4,185 1,215,659
Pharmaceuticals 0.1%
Teva Pharmaceutical
Industries Ltd., ADR* 97,920 1,129,997
Real Estate Management & Development 0.0%
†
Azrieli Group Ltd. 4,017 189,611
Software 0.2%
Check Point Software
Technologies Ltd.* 10,953 1,372,959
Nice Ltd.* 5,484 1,124,896
2,497,855
7,353,787
ITALY 2.1%
Aerospace & Defense 0.0%
†
Leonardo SpA 37,717 242,292
Auto Components 0.0%
†
Pirelli & C SpA Reg. S*(b) 39,668 156,892
Automobiles 0.2%
Ferrari NV 11,101 1,989,869
Banks 0.5%
FinecoBank Banca Fineco
SpA * 51,200 746,382
Intesa Sanpaolo SpA * 1,334,598 2,711,052
Mediobanca Banca di
Credito Finanziario SpA (a) 58,006 467,765
UniCredit SpA * 188,568 1,731,714
5,656,913
Beverages 0.0%
†
Davide Campari-Milano NV 53,307 537,222
Diversified Telecommunication Services 0.1%
Infrastrutture Wireless
Italiane SpA Reg. S(b) 21,779 220,495
Telecom Italia SpA 1,310,602 527,732
748,227
Electric Utilities 0.6%
Enel SpA 724,242 6,629,206
Terna Rete Elettrica
Nazionale SpA 125,752 938,026
7,567,232
Electrical Equipment 0.0%
†
Prysmian SpA 21,810 559,285
Gas Utilities 0.1%
Snam SpA 185,691 988,935

Nationwide International Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 49
Common Stocks
Shares Value ($)
ITALY
Health Care Equipment & Supplies 0.0%
†
DiaSorin SpA 2,285 448,621
Insurance 0.2%
Assicurazioni Generali SpA 96,920 1,454,226
Poste Italiane SpA Reg. S(b) 47,782 439,064
1,893,290
IT Services 0.0%
†
Nexi SpA Reg. S*(b) 28,485 512,070
Oil, Gas & Consumable Fuels 0.2%
Eni SpA 228,836 2,046,703
Pharmaceuticals 0.0%
†
Recordati SpA 9,593 513,237
Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA * 17,580 679,382
Transportation Infrastructure 0.1%
Atlantia SpA * 45,388 724,101
25,264,271
JAPAN 24.3%
Air Freight & Logistics 0.1%
SG Holdings Co. Ltd. 13,800 505,225
Yamato Holdings Co. Ltd. 27,400 702,385
1,207,610
Airlines 0.0%
†
ANA Holdings, Inc.* 9,400 193,782
Japan Airlines Co. Ltd. 11,074 179,937
373,719
Auto Components 0.5%
Aisin Seiki Co. Ltd. 15,300 442,123
Bridgestone Corp. 47,400 1,397,278
Denso Corp. 39,400 1,453,985
JTEKT Corp. 16,600 111,506
Koito Manufacturing Co. Ltd. 9,100 358,178
NGK Spark Plug Co. Ltd. 13,700 184,603
Stanley Electric Co. Ltd. 12,400 295,894
Sumitomo Electric Industries
Ltd. 68,200 760,081
Sumitomo Rubber Industries
Ltd. 14,100 117,857
Toyoda Gosei Co. Ltd. 6,700 130,821
Toyota Industries Corp. 12,900 655,775
Yokohama Rubber Co. Ltd.
(The) 11,300 144,955
6,053,056
Automobiles 1.6%
Honda Motor Co. Ltd. 144,600 3,513,163
Isuzu Motors Ltd. 51,700 425,258
Mazda Motor Corp. 52,160 295,911
Mitsubishi Motors Corp. 60,099 118,413
Nissan Motor Co. Ltd. 208,000 718,716
Subaru Corp. 54,700 1,043,459
Suzuki Motor Corp. 32,700 1,085,926
Toyota Motor Corp. 189,020 11,260,392
Yamaha Motor Co. Ltd. 26,000 382,159
18,843,397
Banks 1.1%
Aozora Bank Ltd. 10,200 164,268
Bank of Kyoto Ltd. (The) 5,300 195,351
Common Stocks
Shares Value ($)
JAPAN
Banks
Chiba Bank Ltd. (The) 45,500 209,322
Concordia Financial Group
Ltd. 98,700 293,216
Fukuoka Financial Group,
Inc. 16,720 244,679
Japan Post Bank Co. Ltd. 37,800 282,118
Mebuki Financial Group, Inc. 80,630 179,549
Mitsubishi UFJ Financial
Group, Inc. 1,084,184 4,067,264
Mizuho Financial Group, Inc. 2,162,719 2,629,314
Resona Holdings, Inc. 184,401 604,881
Seven Bank Ltd. 60,500 147,665
Shinsei Bank Ltd. 12,200 138,396
Shizuoka Bank Ltd. (The) 36,600 238,683
Sumitomo Mitsui Financial
Group, Inc. 117,005 3,128,069
Sumitomo Mitsui Trust
Holdings, Inc. 30,676 792,137
13,314,912
Beverages 0.3%
Asahi Group Holdings Ltd. 35,100 1,152,181
Coca-Cola Bottlers Japan
Holdings, Inc. 11,800 176,864
Ito En Ltd. 4,900 288,823
Kirin Holdings Co. Ltd. 74,300 1,437,187
Suntory Beverage & Food
Ltd. 12,300 464,944
3,519,999
Biotechnology 0.0%
†
PeptiDream , Inc.* 8,900 357,684
Building Products 0.4%
AGC, Inc. 17,020 481,881
Daikin Industries Ltd. 22,300 3,921,127
LIXIL Group Corp. 24,100 321,319
TOTO Ltd. 12,100 453,227
5,177,554
Capital Markets 0.3%
Daiwa Securities Group, Inc. 134,400 594,334
Japan Exchange Group, Inc. 45,500 1,079,531
Nomura Holdings, Inc. 283,200 1,322,781
SBI Holdings, Inc. 20,770 438,093
3,434,739
Chemicals 0.9%
Air Water, Inc. 15,700 202,874
Asahi Kasei Corp. 114,800 823,980
Daicel Corp. 22,800 152,556
JSR Corp. 16,900 363,636
Kansai Paint Co. Ltd. 15,200 293,816
Kuraray Co. Ltd. 26,200 258,006
Mitsubishi Chemical Holdings
Corp. 114,800 619,355
Mitsubishi Gas Chemical
Co., Inc. 14,500 230,779
Mitsui Chemicals, Inc. 16,820 322,040
Nippon Paint Holdings Co.
Ltd. 13,300 905,514
Nissan Chemical Corp. 11,200 591,033
Nitto Denko Corp. 13,810 783,334

50 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Chemicals
Shin-Etsu Chemical Co. Ltd. 31,600 3,705,309
Showa Denko KK 12,600 261,724
Sumitomo Chemical Co. Ltd. 139,000 402,656
Taiyo Nippon Sanso Corp. 14,200 224,014
Teijin Ltd. 14,860 214,283
Toray Industries, Inc. 123,700 536,879
Tosoh Corp. 24,900 335,487
11,227,275
Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd. 22,050 482,938
Park24 Co. Ltd. 9,900 133,753
Secom Co. Ltd. 18,800 1,622,622
Sohgo Security Services Co.
Ltd. 6,400 301,623
Toppan Printing Co. Ltd. 22,900 345,964
2,886,900
Construction & Engineering 0.2%
JGC Holdings Corp. 18,900 192,540
Kajima Corp. 41,200 451,796
Obayashi Corp. 54,400 486,544
Shimizu Corp. 46,100 332,155
Taisei Corp. 16,800 579,304
2,042,339
Construction Materials 0.0%
†
Taiheiyo Cement Corp. 10,700 233,432
Consumer Finance 0.0%
†
Acom Co. Ltd. 38,600 136,301
Diversified Consumer Services 0.0%
†
Benesse Holdings, Inc. 6,900 179,890
Diversified Financial Services 0.1%
Mitsubishi UFJ Lease &
Finance Co. Ltd. 37,300 157,445
ORIX Corp. 120,500 1,296,741
Tokyo Century Corp. 3,100 173,834
1,628,020
Diversified Telecommunication Services 0.2%
Nippon Telegraph &
Telephone Corp. 114,516 2,650,793
Electric Utilities 0.2%
Chubu Electric Power Co.,
Inc. 56,900 675,409
Chugoku Electric Power Co.,
Inc. (The) 27,200 331,549
Kansai Electric Power Co.,
Inc. (The) 61,800 588,556
Kyushu Electric Power Co.,
Inc. 34,400 288,228
Tohoku Electric Power Co.,
Inc. 36,200 341,660
Tokyo Electric Power Co.
Holdings, Inc.* 122,400 325,804
2,551,206
Electrical Equipment 0.5%
Fuji Electric Co. Ltd. 9,940 273,586
Mitsubishi Electric Corp. 163,800 2,142,444
Nidec Corp. 40,000 3,200,977
5,617,007
Common Stocks
Shares Value ($)
JAPAN
Electronic Equipment, Instruments & Components 1.5%
Hamamatsu Photonics KK 13,100 567,125
Hirose Electric Co. Ltd. 2,765 291,441
Hitachi Ltd. 87,060 2,584,342
Keyence Corp. 16,272 6,838,386
Kyocera Corp. 28,100 1,567,706
Murata Manufacturing Co.
Ltd. 51,400 3,219,551
Omron Corp. 16,400 1,177,139
Shimadzu Corp. 20,700 527,137
TDK Corp. 11,700 1,307,031
Yokogawa Electric Corp. 21,300 327,287
18,407,145
Entertainment 0.5%
Konami Holdings Corp. 8,800 269,564
Nexon Co. Ltd. 43,100 1,112,054
Nintendo Co. Ltd. 10,000 4,387,287
Square Enix Holdings Co.
Ltd. 8,500 453,476
Toho Co. Ltd. 9,400 279,708
6,502,089
Equity Real Estate Investment Trusts (REITs) 0.4%
Daiwa House REIT
Investment Corp. 173 449,619
GLP J-REIT 330 550,663
Japan Prime Realty
Investment Corp. 75 198,305
Japan Real Estate
Investment Corp. 121 620,674
Japan Retail Fund
Investment Corp. 231 279,831
Nippon Building Fund, Inc. 117 656,007
Nippon Prologis REIT, Inc. 183 631,851
Nomura Real Estate Master
Fund, Inc. 363 450,738
Orix JREIT, Inc. 241 310,717
United Urban Investment
Corp. 260 253,777
4,402,182
Food & Staples Retailing 0.5%
Aeon Co. Ltd. 59,200 1,400,452
Cosmos Pharmaceutical
Corp. 1,800 328,888
FamilyMart Co. Ltd. 21,900 492,610
Kobe Bussan Co. Ltd. 5,600 344,353
Lawson, Inc. 4,600 228,109
Seven & i Holdings Co. Ltd. 67,300 2,050,520
Sundrug Co. Ltd. 6,000 205,318
Tsuruha Holdings, Inc. 3,500 482,370
Welcia Holdings Co. Ltd. 3,900 356,920
5,889,540
Food Products 0.4%
Ajinomoto Co., Inc. 43,300 782,134
Calbee , Inc. 7,500 238,255
Kikkoman Corp. 13,500 632,980
MEIJI Holdings Co. Ltd. 10,098 790,599
NH Foods Ltd. 6,900 303,936
Nisshin Seifun Group, Inc. 16,152 247,730
Nissin Foods Holdings Co.
Ltd. 5,900 528,868

Nationwide International Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 51
Common Stocks
Shares Value ($)
JAPAN
Food Products
Toyo Suisan Kaisha Ltd. 7,700 465,301
Yakult Honsha Co. Ltd. 10,400 590,999
Yamazaki Baking Co. Ltd. 9,700 162,003
4,742,805
Gas Utilities 0.1%
Osaka Gas Co. Ltd. 32,280 595,531
Toho Gas Co. Ltd. 6,200 268,252
Tokyo Gas Co. Ltd. 34,580 732,858
1,596,641
Health Care Equipment & Supplies 0.7%
Asahi Intecc Co. Ltd. 18,200 507,516
Hoya Corp. 33,800 3,335,190
Olympus Corp. 103,200 1,852,223
Sysmex Corp. 15,000 1,155,048
Terumo Corp. 57,900 2,178,871
9,028,848
Health Care Providers & Services 0.1%
Alfresa Holdings Corp. 18,100 371,882
Medipal Holdings Corp. 16,200 299,621
Suzuken Co. Ltd. 5,780 204,876
876,379
Health Care Technology 0.2%
M3, Inc. 39,900 2,037,556
Hotels, Restaurants & Leisure 0.2%
McDonald's Holdings Co.
Japan Ltd. 5,824 278,205
Oriental Land Co. Ltd. 17,800 2,142,336
2,420,541
Household Durables 1.1%
Casio Computer Co. Ltd. 16,000 251,918
Iida Group Holdings Co. Ltd. 12,400 191,197
Nikon Corp. 24,200 169,587
Panasonic Corp. 197,702 1,698,162
Rinnai Corp. 3,300 269,841
Sekisui Chemical Co. Ltd. 32,100 438,616
Sekisui House Ltd. 57,200 1,046,218
Sharp Corp. 19,700 192,532
Sony Corp. 113,900 8,832,438
13,090,509
Household Products 0.2%
Lion Corp. 20,700 533,648
Pigeon Corp. 10,800 419,756
Unicharm Corp. 35,700 1,604,546
2,557,950
Independent Power and Renewable Electricity Producers
0.0%
†
Electric Power Development
Co. Ltd. 13,000 177,230
Industrial Conglomerates 0.1%
Keihan Holdings Co. Ltd. 8,500 345,357
Toshiba Corp. 33,270 1,015,308
1,360,665
Insurance 0.6%
Dai-ichi Life Holdings, Inc. 96,300 1,132,666
Japan Post Holdings Co. Ltd. 139,300 951,462
Japan Post Insurance Co.
Ltd. 20,700 275,498
Common Stocks
Shares Value ($)
JAPAN
Insurance
MS&AD Insurance Group
Holdings, Inc. 40,055 1,004,938
Sompo Holdings, Inc. 30,425 1,002,329
T&D Holdings, Inc. 44,700 369,208
Tokio Marine Holdings, Inc. 56,300 2,377,777
7,113,878
Interactive Media & Services 0.1%
Kakaku.com, Inc. 11,900 288,252
LINE Corp.* 5,700 301,295
Z Holdings Corp. 235,000 1,240,303
1,829,850
Internet & Direct Marketing Retail 0.1%
Mercari , Inc.*(a) 7,100 297,516
Rakuten , Inc. 76,200 696,699
ZOZO, Inc. 10,700 291,407
1,285,622
IT Services 0.7%
Fujitsu Ltd. 17,410 2,336,375
GMO Payment Gateway, Inc. 3,900 408,471
Itochu Techno-Solutions
Corp. 8,200 331,971
NEC Corp. 21,900 1,236,186
Nomura Research Institute
Ltd. 29,054 768,380
NTT Data Corp. 58,300 662,430
Obic Co. Ltd. 6,300 1,130,606
Otsuka Corp. 9,700 505,040
SCSK Corp. 4,700 237,674
TIS, Inc. 20,300 438,786
8,055,919
Leisure Products 0.3%
Bandai Namco Holdings, Inc. 18,149 1,004,646
Sega Sammy Holdings, Inc. 13,600 153,157
Shimano, Inc. 6,700 1,463,217
Yamaha Corp. 11,800 547,161
3,168,181
Machinery 1.3%
Amada Co. Ltd. 28,100 190,479
Daifuku Co. Ltd. 9,300 839,467
FANUC Corp. 17,300 2,907,067
Hino Motors Ltd. 27,500 159,886
Hitachi Construction
Machinery Co. Ltd. 9,400 271,545
Hoshizaki Corp. 4,200 321,588
Kawasaki Heavy Industries
Ltd. 10,920 150,081
Komatsu Ltd. 78,800 1,554,592
Kubota Corp. 91,900 1,317,002
Kurita Water Industries Ltd. 9,400 252,891
Makita Corp. 19,600 754,254
MINEBEA MITSUMI, Inc. 31,900 527,189
MISUMI Group, Inc. 24,800 586,156
Mitsubishi Heavy Industries
Ltd. 28,920 675,081
Miura Co. Ltd. 8,000 300,201
Nabtesco Corp. 9,900 299,275
NGK Insulators Ltd. 24,200 302,493
NSK Ltd. 33,500 224,652
SMC Corp. 5,100 2,660,650

52 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Machinery
Sumitomo Heavy Industries
Ltd. 10,900 213,771
THK Co. Ltd. 10,600 247,293
Yaskawa Electric Corp. 21,600 719,504
15,475,117
Marine 0.0%
†
Nippon Yusen KK 15,140 196,880
Media 0.1%
CyberAgent , Inc. 9,100 514,691
Dentsu Group, Inc. 18,961 427,180
Hakuhodo DY Holdings, Inc. 22,100 244,337
1,186,208
Metals & Mining 0.2%
Hitachi Metals Ltd. 20,300 265,835
JFE Holdings, Inc. 39,800 260,930
Maruichi Steel Tube Ltd. 5,800 137,530
Mitsubishi Materials Corp. 9,400 192,336
Nippon Steel Corp. 71,906 590,296
Sumitomo Metal Mining Co.
Ltd. 20,700 619,376
2,066,303
Multiline Retail 0.1%
Isetan Mitsukoshi Holdings
Ltd. 29,378 134,818
Marui Group Co. Ltd. 16,900 246,040
Pan Pacific International
Holdings Corp. 35,700 809,470
Ryohin Keikaku Co. Ltd. 22,000 264,404
1,454,732
Oil, Gas & Consumable Fuels 0.2%
ENEOS Holdings, Inc. 276,517 966,675
Idemitsu Kosan Co. Ltd. 18,044 374,319
Inpex Corp. 89,900 514,335
1,855,329
Paper & Forest Products 0.0%
†
Oji Holdings Corp. 73,800 307,566
Personal Products 0.5%
Kao Corp. 42,700 3,097,354
Kobayashi Pharmaceutical
Co. Ltd. 4,100 362,564
Kose Corp. 2,900 291,768
Pola Orbis Holdings, Inc. 7,200 119,093
Shiseido Co. Ltd. 35,500 1,967,375
5,838,154
Pharmaceuticals 1.9%
Astellas Pharma, Inc. 166,900 2,611,799
Chugai Pharmaceutical Co.
Ltd. 59,700 2,675,035
Daiichi Sankyo Co. Ltd. 50,900 4,477,572
Eisai Co. Ltd. 22,800 1,841,755
Hisamitsu Pharmaceutical
Co., Inc. 4,000 174,384
Kyowa Kirin Co. Ltd. 24,500 603,300
Nippon Shinyaku Co. Ltd. 4,200 323,921
Ono Pharmaceutical Co. Ltd. 33,700 945,250
Otsuka Holdings Co. Ltd. 34,900 1,451,044
Santen Pharmaceutical Co.
Ltd. 31,500 530,475
Common Stocks
Shares Value ($)
JAPAN
Pharmaceuticals
Shionogi & Co. Ltd. 23,400 1,389,871
Sumitomo Dainippon Pharma
Co. Ltd. 16,200 203,210
Taisho Pharmaceutical
Holdings Co. Ltd. 3,270 184,809
Takeda Pharmaceutical Co.
Ltd. 141,397 5,030,690
22,443,115
Professional Services 0.4%
Nihon M&A Center, Inc. 13,600 659,282
Persol Holdings Co. Ltd. 16,700 214,066
Recruit Holdings Co. Ltd. 113,700 3,528,826
4,402,174
Real Estate Management & Development 0.5%
Aeon Mall Co. Ltd. 7,450 89,279
Daito Trust Construction Co.
Ltd. 5,600 440,595
Daiwa House Industry Co.
Ltd. 50,900 1,131,652
Hulic Co. Ltd. 26,500 227,608
Mitsubishi Estate Co. Ltd. 104,500 1,511,275
Mitsui Fudosan Co. Ltd. 84,400 1,326,635
Nomura Real Estate
Holdings, Inc. 10,200 170,830
Sumitomo Realty &
Development Co. Ltd. 27,900 716,984
Tokyu Fudosan Holdings
Corp. 58,600 226,330
5,841,188
Road & Rail 0.7%
Central Japan Railway Co. 12,900 1,558,150
East Japan Railway Co. 27,090 1,563,551
Hankyu Hanshin Holdings,
Inc. 20,100 576,379
Keikyu Corp. 19,600 256,425
Keio Corp. 8,880 442,309
Keisei Electric Railway Co.
Ltd. 11,800 288,610
Kintetsu Group Holdings Co.
Ltd. 15,350 598,025
Kyushu Railway Co. 12,500 246,539
Nagoya Railroad Co. Ltd. 16,600 419,442
Nippon Express Co. Ltd. 6,650 317,496
Odakyu Electric Railway Co.
Ltd. 27,250 568,783
Seibu Holdings, Inc. 21,800 195,543
Tobu Railway Co. Ltd. 17,100 478,694
Tokyu Corp. 44,050 491,615
West Japan Railway Co. 14,400 620,328
8,621,889
Semiconductors & Semiconductor Equipment 0.6%
Advantest Corp. 17,700 957,144
Disco Corp. 2,600 620,543
Lasertec Corp. 6,800 603,508
Renesas Electronics Corp.* 71,200 395,280
Rohm Co. Ltd. 7,600 483,991
SUMCO Corp. 24,300 375,511
Tokyo Electron Ltd. 13,300 3,633,447
7,069,424

Nationwide International Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 53
Common Stocks
Shares Value ($)
JAPAN
Software 0.1%
Oracle Corp. Japan 3,200 384,277
Trend Micro, Inc. 11,900 693,281
1,077,558
Specialty Retail 0.5%
ABC-Mart, Inc. 2,500 131,450
Fast Retailing Co. Ltd. 5,200 2,785,414
Hikari Tsushin, Inc. 1,900 410,483
Nitori Holdings Co. Ltd. 7,000 1,539,151
Shimamura Co. Ltd. 1,600 111,362
USS Co. Ltd. 20,400 305,201
Yamada Denki Co. Ltd. 65,800 285,635
5,568,696
Technology Hardware, Storage & Peripherals 0.3%
Brother Industries Ltd. 20,300 316,435
Canon, Inc. 90,300 1,443,683
FUJIFILM Holdings Corp. 32,000 1,425,864
Ricoh Co. Ltd. 62,000 399,846
Seiko Epson Corp. 23,700 252,154
3,837,982
Tobacco 0.2%
Japan Tobacco, Inc. 106,800 1,837,650
Trading Companies & Distributors 0.8%
ITOCHU Corp. 120,900 2,648,354
Marubeni Corp. 140,500 650,797
Mitsubishi Corp. 121,700 2,456,904
Mitsui & Co. Ltd. 149,500 2,243,446
MonotaRO Co. Ltd. 11,200 478,584
Sumitomo Corp. 105,300 1,174,670
Toyota Tsusho Corp. 19,400 489,700
10,142,455
Transportation Infrastructure 0.0%
†
Japan Airport Terminal Co.
Ltd. 4,800 166,696
Kamigumi Co. Ltd. 9,600 175,585
342,281
Wireless Telecommunication Services 1.5%
KDDI Corp. 147,500 4,540,455
NTT DOCOMO, Inc. 104,600 2,877,692
Softbank Corp. 171,000 2,291,904
SoftBank Group Corp. 139,900 8,811,093
18,521,144
294,065,208
JORDAN 0.0%
†
Pharmaceuticals 0.0%
†
Hikma Pharmaceuticals plc 13,194 372,105
LUXEMBOURG 0.2%
Energy Equipment & Services 0.0%
†
Tenaris SA 44,355 259,609
Life Sciences Tools & Services 0.1%
Eurofins Scientific SE* 1,197 781,021
Media 0.0%
†
SES SA, FDR 34,353 243,790
Metals & Mining 0.1%
ArcelorMittal SA* 62,594 696,179
1,980,599
Common Stocks
Shares Value ($)
MACAU 0.2%
Hotels, Restaurants & Leisure 0.2%
Galaxy Entertainment Group
Ltd. 191,000 1,302,950
Sands China Ltd. 221,100 857,119
SJM Holdings Ltd. 177,000 199,594
Wynn Macau Ltd. 143,600 251,899
2,611,562
MALTA 0.0%
†
Capital Markets 0.0%
†
BGP Holdings plc*^∞ 1,554,139 0
NETHERLANDS 4.2%
Banks 0.2%
ABN AMRO Bank NV, CVA
Reg. S(b) 37,468 312,729
ING Groep NV 348,819 2,418,381
2,731,110
Beverages 0.3%
Heineken Holding NV 10,492 909,738
Heineken NV 23,028 2,239,188
3,148,926
Chemicals 0.3%
Akzo Nobel NV 17,883 1,689,669
Koninklijke DSM NV 15,641 2,388,324
4,077,993
Diversified Financial Services 0.1%
EXOR NV 9,836 556,461
Diversified Telecommunication Services 0.1%
Altice Europe NV* 50,655 241,219
Koninklijke KPN NV(a) 321,415 833,700
1,074,919
Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize
NV 98,294 2,833,405
Health Care Equipment & Supplies 0.4%
Koninklijke Philips NV* 81,098 4,212,940
Insurance 0.1%
Aegon NV 158,469 468,146
NN Group NV 25,937 953,743
1,421,889
Internet & Direct Marketing Retail 0.1%
Just Eat Takeaway.com NV
Reg. S*(a)(b) 11,013 1,190,733
IT Services 0.2%
Adyen NV Reg. S*(b) 1,614 2,694,558
Oil, Gas & Consumable Fuels 0.9%
Koninklijke Vopak NV(a) 5,933 323,942
Royal Dutch Shell plc, Class
A 368,520 5,445,522
Royal Dutch Shell plc, Class
B 331,356 4,690,499
10,459,963
Professional Services 0.2%
Randstad NV* 10,369 499,820
Wolters Kluwer NV 24,770 1,958,422
2,458,242

54 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
NETHERLANDS
Semiconductors & Semiconductor Equipment 1.1%
ASML Holding NV 38,007 13,425,737
50,286,876
NEW ZEALAND 0.3%
Diversified Telecommunication Services 0.1%
Spark New Zealand Ltd. 157,321 513,222
Electric Utilities 0.0%
†
Mercury NZ Ltd. 67,336 208,717
Food Products 0.1%
a2 Milk Co. Ltd.* 64,716 895,152
Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare
Corp. Ltd. 50,914 1,216,267
Health Care Providers & Services 0.0%
†
Ryman Healthcare Ltd. 34,475 303,928
Independent Power and Renewable Electricity Producers
0.0%
†
Meridian Energy Ltd. 121,902 391,961
Transportation Infrastructure 0.0%
†
Auckland International
Airport Ltd. 110,275 467,899
3,997,146
NORWAY 0.6%
Banks 0.1%
DNB ASA 84,059 1,292,165
Chemicals 0.1%
Yara International ASA 15,585 655,422
Diversified Telecommunication Services 0.1%
Telenor ASA 64,414 1,000,447
Food Products 0.1%
Mowi ASA 40,252 729,018
Orkla ASA 67,227 663,143
1,392,161
Insurance 0.1%
Gjensidige Forsikring ASA* 17,090 351,372
Media 0.0%
†
Schibsted ASA, Class B* 8,471 280,157
Metals & Mining 0.0%
†
Norsk Hydro ASA* 123,820 348,792
Oil, Gas & Consumable Fuels 0.1%
Equinor ASA 91,090 1,357,032
6,677,548
PORTUGAL 0.2%
Electric Utilities 0.1%
EDP - Energias de Portugal
SA 231,286 1,171,290
Food & Staples Retailing 0.0%
†
Jeronimo Martins SGPS SA 22,323 376,779
Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA 42,475 447,361
1,995,430
Common Stocks
Shares Value ($)
RUSSIA 0.0%
†
Metals & Mining 0.0%
†
Evraz plc 48,296 183,820
SINGAPORE 1.0%
Aerospace & Defense 0.0%
†
Singapore Technologies
Engineering Ltd. 141,200 338,493
Airlines 0.0%
†
Singapore Airlines Ltd. 122,282 306,887
Banks 0.5%
DBS Group Holdings Ltd. 163,150 2,326,941
Oversea-Chinese Banking
Corp. Ltd. 296,289 1,831,536
United Overseas Bank Ltd. 106,762 1,500,012
5,658,489
Capital Markets 0.0%
†
Singapore Exchange Ltd. 66,400 396,450
Distributors 0.0%
†
Jardine Cycle & Carriage Ltd. 8,726 125,810
Diversified Telecommunication Services 0.1%
Singapore
Telecommunications Ltd. 742,503 1,349,330
Electronic Equipment, Instruments & Components 0.0%
†
Venture Corp. Ltd. 24,800 321,274
Equity Real Estate Investment Trusts (REITs) 0.2%
Ascendas REIT 266,455 680,697
CapitaLand Commercial
Trust 224,186 265,283
CapitaLand Mall Trust 241,700 328,376
Mapletree Commercial Trust 185,300 246,590
Mapletree Logistics Trust 241,400 372,720
Suntec REIT 156,600 154,409
2,048,075
Hotels, Restaurants & Leisure 0.0%
†
Genting Singapore Ltd. 569,417 302,208
Industrial Conglomerates 0.1%
Keppel Corp. Ltd. 128,200 501,981
Real Estate Management & Development 0.1%
CapitaLand Ltd. 226,945 451,264
City Developments Ltd. 37,599 221,203
UOL Group Ltd. 44,213 211,928
884,395
12,233,392
SOUTH AFRICA 0.2%
Metals & Mining 0.2%
Anglo American plc 109,052 2,691,176
SPAIN 2.3%
Banks 0.5%
Banco Bilbao Vizcaya
Argentaria SA 597,400 1,871,817
Banco Santander SA 1,488,877 3,197,799
Bankinter SA 65,090 338,677
CaixaBank SA 325,869 704,053
6,112,346
Biotechnology 0.1%
Grifols SA 26,615 776,968

Nationwide International Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 55
Common Stocks
Shares Value ($)
SPAIN
Construction & Engineering 0.1%
ACS Actividades de
Construccion y Servicios
SA(a) 24,572 569,977
Ferrovial SA 43,204 1,060,750
1,630,727
Diversified Telecommunication Services 0.3%
Cellnex Telecom SA Reg.
S(b) 22,438 1,411,457
Telefonica SA(a) 419,362 1,754,876
3,166,333
Electric Utilities 0.7%
Endesa SA 28,311 805,009
Iberdrola SA 528,839 6,826,439
Red Electrica Corp. SA 38,754 756,370
8,387,818
Electrical Equipment 0.0%
†
Siemens Gamesa
Renewable Energy SA 20,056 469,935
Gas Utilities 0.1%
Enagas SA 21,065 532,107
Naturgy Energy Group SA(a) 26,289 488,167
1,020,274
Insurance 0.0%
†
Mapfre SA 94,665 171,035
IT Services 0.1%
Amadeus IT Group SA 38,664 1,941,785
Oil, Gas & Consumable Fuels 0.1%
Repsol SA 129,843 1,013,622
Specialty Retail 0.2%
Industria de Diseno Textil SA 98,032 2,613,420
Transportation Infrastructure 0.1%
Aena SME SA Reg. S*(b) 6,189 806,522
28,110,785
SWEDEN 3.1%
Banks 0.3%
Skandinaviska Enskilda
Banken AB, Class A* 144,745 1,402,934
Svenska Handelsbanken AB,
Class A* 137,368 1,301,906
Swedbank AB, Class A* 79,278 1,287,963
3,992,803
Building Products 0.2%
Assa Abloy AB, Class B 89,113 1,955,955
Nibe Industrier AB, Class B* 28,299 679,886
2,635,841
Capital Markets 0.0%
†
EQT AB 21,620 507,653
Commercial Services & Supplies 0.0%
†
Securitas AB, Class B* 29,567 441,890
Communications Equipment 0.3%
Telefonaktiebolaget LM
Ericsson, Class B 261,059 3,010,685
Construction & Engineering 0.1%
Skanska AB, Class B* 31,793 642,139
Common Stocks
Shares Value ($)
SWEDEN
Diversified Financial Services 0.3%
Industrivarden AB, Class C* 14,961 367,956
Investor AB, Class B 40,586 2,399,128
Kinnevik AB, Class B 21,818 766,319
L E Lundbergforetagen AB,
Class B* 6,536 306,151
3,839,554
Diversified Telecommunication Services 0.1%
Telia Co. AB 226,910 883,247
Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B* 24,932 1,624,937
Food & Staples Retailing 0.0%
†
ICA Gruppen AB 9,127 447,899
Hotels, Restaurants & Leisure 0.1%
Evolution Gaming Group AB
Reg. S(b) 11,537 785,795
Household Durables 0.1%
Electrolux AB Series B 20,733 389,195
Husqvarna AB, Class B 33,823 323,137
712,332
Household Products 0.1%
Essity AB, Class B* 54,426 1,792,627
Industrial Conglomerates 0.0%
†
Investment AB Latour , Class
B(a) 13,435 275,461
Machinery 0.9%
Alfa Laval AB* 27,441 650,577
Atlas Copco AB, Class A 60,050 2,660,659
Atlas Copco AB, Class B 34,233 1,325,185
Epiroc AB, Class A 58,101 813,166
Epiroc AB, Class B 35,206 480,377
Sandvik AB* 100,953 1,881,767
SKF AB, Class B 35,088 649,089
Volvo AB, Class B* 132,899 2,299,626
10,760,446
Metals & Mining 0.1%
Boliden AB 23,506 640,991
Oil, Gas & Consumable Fuels 0.0%
†
Lundin Energy AB 16,273 377,043
Paper & Forest Products 0.1%
Svenska Cellulosa AB SCA,
Class B* 54,981 665,102
Specialty Retail 0.1%
Hennes & Mauritz AB, Class
B(a) 73,721 1,148,007
Tobacco 0.1%
Swedish Match AB 15,432 1,182,380
Wireless Telecommunication Services 0.1%
Tele2 AB, Class B 43,228 612,960
36,979,792
SWITZERLAND 10.5%
Banks 0.0%
†
Banque Cantonale Vaudoise
(Registered) 2,732 286,598

56 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
SWITZERLAND
Beverages 0.0%
†
Coca-Cola HBC AG 17,268 454,794
Building Products 0.2%
Geberit AG (Registered) 3,333 1,842,331
Capital Markets 0.7%
Credit Suisse Group AG
(Registered) 220,354 2,361,344
Julius Baer Group Ltd. 19,945 878,813
Partners Group Holding AG 1,637 1,585,610
UBS Group AG (Registered) 328,459 3,867,832
8,693,599
Chemicals 0.6%
Clariant AG (Registered)(a) 17,775 335,915
EMS- Chemie Holding AG
(Registered)(a) 764 659,385
Givaudan SA (Registered) 830 3,425,437
Sika AG (Registered) 11,680 2,571,799
6,992,536
Construction Materials 0.2%
LafargeHolcim Ltd.
(Registered)* 47,510 2,249,880
Diversified Telecommunication Services 0.1%
Swisscom AG (Registered) 2,369 1,261,353
Electrical Equipment 0.3%
ABB Ltd. (Registered) 164,888 4,130,405
Food Products 2.8%
Barry Callebaut AG
(Registered) 278 578,814
Chocoladefabriken Lindt &
Spruengli AG 100 773,927
Chocoladefabriken Lindt &
Spruengli AG (Registered) 9 770,052
Nestle SA (Registered) 265,823 31,493,449
33,616,242
Health Care Equipment & Supplies 0.4%
Alcon, Inc.* 43,613 2,635,379
Sonova Holding AG
(Registered)* 4,884 1,096,923
Straumann Holding AG
(Registered) 926 911,968
4,644,270
Insurance 0.7%
Baloise Holding AG
(Registered) 3,983 607,777
Swiss Life Holding AG
(Registered)* 2,840 1,040,421
Swiss Re AG 26,412 2,086,130
Zurich Insurance Group AG 13,408 4,956,629
8,690,957
Life Sciences Tools & Services 0.3%
Lonza Group AG
(Registered) 6,687 4,174,115
Machinery 0.1%
Schindler Holding AG 3,614 914,110
Schindler Holding AG
(Registered) 1,853 461,824
1,375,934
Common Stocks
Shares Value ($)
SWITZERLAND
Marine 0.1%
Kuehne + Nagel International
AG (Registered)* 4,724 813,529
Pharmaceuticals 3.2%
Novartis AG (Registered) 191,888 15,891,947
Roche Holding AG 62,754 21,713,414
Vifor Pharma AG 4,162 587,923
38,193,284
Professional Services 0.2%
Adecco Group AG
(Registered) 13,925 662,042
SGS SA (Registered) 542 1,423,584
2,085,626
Real Estate Management & Development 0.0%
†
Swiss Prime Site AG
(Registered) 6,723 613,123
Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV 57,881 1,638,078
Software 0.1%
Temenos AG (Registered) 5,812 863,680
Technology Hardware, Storage & Peripherals 0.1%
Logitech International SA
(Registered) 14,924 1,087,577
Textiles, Apparel & Luxury Goods 0.3%
Cie Financiere Richemont
SA (Registered) 46,841 2,912,248
Swatch Group AG (The) 2,515 528,243
Swatch Group AG (The)
(Registered) 5,079 202,406
3,642,897
127,350,808
UNITED KINGDOM 12.4%
Aerospace & Defense 0.2%
BAE Systems plc 287,235 1,852,239
Rolls-Royce Holdings plc* 175,233 535,416
2,387,655
Automobiles 0.1%
Fiat Chrysler Automobiles
NV* 97,500 998,317
Banks 1.2%
Barclays plc 1,535,610 2,039,503
HSBC Holdings plc 1,806,436 8,215,177
Lloyds Banking Group plc 6,326,680 2,194,051
Natwest Group plc 432,704 604,825
Standard Chartered plc 243,927 1,239,890
14,293,446
Beverages 0.7%
Coca-Cola European
Partners plc 18,626 766,833
Diageo plc 209,352 7,671,519
8,438,352
Capital Markets 0.5%
3i Group plc 86,161 1,009,690
Hargreaves Lansdown plc 30,373 698,794
London Stock Exchange
Group plc 28,133 3,137,989
Schroders plc 11,677 455,438

Nationwide International Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 57
Common Stocks
Shares Value ($)
UNITED KINGDOM
Capital Markets
St James's Place plc 47,005 583,229
Standard Life Aberdeen plc 203,197 671,209
6,556,349
Chemicals 0.1%
Croda International plc 11,370 855,625
Johnson Matthey plc 17,083 503,531
1,359,156
Commercial Services & Supplies 0.1%
Rentokil Initial plc 165,039 1,160,574
Diversified Financial Services 0.0%
†
M&G plc 238,485 504,944
Diversified Telecommunication Services 0.1%
BT Group plc 807,105 1,047,240
Electric Utilities 0.1%
SSE plc 92,133 1,576,753
Electrical Equipment 0.0%
†
Melrose Industries plc 445,734 502,655
Electronic Equipment, Instruments & Components 0.1%
Halma plc 33,950 972,345
Equity Real Estate Investment Trusts (REITs) 0.2%
British Land Co. plc (The) 77,276 372,263
Land Securities Group plc 62,094 471,144
Segro plc 99,372 1,265,786
2,109,193
Food & Staples Retailing 0.3%
J Sainsbury plc 146,755 360,499
Tesco plc 876,403 2,498,848
Wm Morrison Supermarkets
plc 226,455 555,381
3,414,728
Food Products 0.1%
Associated British Foods plc 32,175 747,231
Health Care Equipment & Supplies 0.1%
Smith & Nephew plc 79,068 1,578,557
Hotels, Restaurants & Leisure 0.3%
Compass Group plc 161,869 2,238,366
GVC Holdings plc 52,882 463,585
InterContinental Hotels
Group plc 15,015 697,315
Whitbread plc 18,152 520,538
3,919,804
Household Durables 0.2%
Barratt Developments plc 94,885 638,926
Berkeley Group Holdings plc 11,424 669,570
Persimmon plc 28,284 895,465
Taylor Wimpey plc 290,157 452,645
2,656,606
Household Products 0.5%
Reckitt Benckiser Group plc 63,108 6,382,925
Industrial Conglomerates 0.3%
CK Hutchison Holdings Ltd. 242,386 1,582,742
DCC plc 8,785 789,016
Smiths Group plc 36,586 653,089
3,024,847
Common Stocks
Shares Value ($)
UNITED KINGDOM
Insurance 0.6%
Admiral Group plc 16,350 515,035
Aviva plc 358,198 1,246,952
Direct Line Insurance Group
plc 113,976 444,382
Legal & General Group plc 523,904 1,482,380
Prudential plc 233,755 3,416,355
RSA Insurance Group plc 95,454 539,750
7,644,854
Interactive Media & Services 0.0%
†
Auto Trader Group plc Reg.
S(b) 81,858 577,780
Internet & Direct Marketing Retail 0.1%
Ocado Group plc* 41,943 1,127,300
Machinery 0.1%
CNH Industrial NV* 92,133 632,978
Spirax-Sarco Engineering plc 6,477 877,889
1,510,867
Media 0.2%
Informa plc 134,452 654,851
ITV plc 316,028 236,159
Pearson plc 66,668 461,493
WPP plc 113,210 846,731
2,199,234
Multiline Retail 0.1%
Next plc 11,837 849,602
Multi-Utilities 0.3%
National Grid plc 313,731 3,710,406
Oil, Gas & Consumable Fuels 0.5%
BP plc 1,814,320 6,577,248
Paper & Forest Products 0.1%
Mondi plc 43,168 774,461
Personal Products 1.2%
Unilever NV 130,458 7,722,056
Unilever plc 104,953 6,303,499
14,025,555
Pharmaceuticals 1.8%
AstraZeneca plc 117,011 12,978,074
GlaxoSmithKline plc 449,439 9,025,487
22,003,561
Professional Services 0.6%
Experian plc 80,721 2,844,457
Intertek Group plc 14,213 1,005,291
RELX plc 172,981 3,679,165
7,528,913
Software 0.1%
AVEVA Group plc 5,942 323,996
Sage Group plc (The) 97,934 938,086
1,262,082
Specialty Retail 0.1%
JD Sports Fashion plc 40,273 321,286
Kingfisher plc 195,773 623,227
944,513
Textiles, Apparel & Luxury Goods 0.1%
Burberry Group plc 35,527 585,525
Tobacco 0.7%
British American Tobacco plc 205,518 6,820,514

58 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Tobacco
Imperial Brands plc 85,317 1,431,587
8,252,101
Trading Companies & Distributors 0.2%
Ashtead Group plc 40,751 1,309,763
Bunzl plc 30,066 867,770
2,177,533
Water Utilities 0.1%
Severn Trent plc 20,709 666,506
United Utilities Group plc 63,225 747,819
1,414,325
Wireless Telecommunication Services 0.3%
Vodafone Group plc 2,410,702 3,661,589
150,459,126
UNITED STATES 0.3%
Construction Materials 0.1%
James Hardie Industries plc
CHDI 39,653 819,763
Life Sciences Tools & Services 0.1%
QIAGEN NV* 20,601 1,023,135
Software 0.0%
†
CyberArk Software Ltd.* 3,557 419,157
Trading Companies & Distributors 0.1%
Ferguson plc 19,996 1,788,339
4,050,394
Total Common Stocks
(cost $1,031,327,624) 1,197,385,156
Rights 0.0%
†
Number of
Rights
PORTUGAL 0.0%
†
Electric Utilities 0.0%
†
EDP - Energias de Portugal
SA, expiring 8/6/2020* 231,286 23,485
SPAIN 0.0%
†
Diversified Telecommunication Services 0.0%
†
Cellnex Telecom SA ,
expiring 8/7/2020* 22,438 93,829
Telefonica SA, expiring
7/1/2020* 419,362 84,225
178,054
Total Rights
(cost $89,531) 201,539
Short-Term Investment 0.7%
Shares
Money Market Fund   0.7%
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class, 0.09%(c)(d) 8,990,969 8,990,969
Total Short-Term Investment
(cost $8,990,969) 8,990,969
Repurchase Agreement 0.1%
Principal
Amount ($) Value ($)
BNP Paribas Securities
Corp., 0.07%, dated
7/31/2020, due
8/3/2020, repurchase
price $1,010,216,
collateralized by U.S.
Treasury Note, 1.50%,
maturing 8/15/2026;
total market value
$1,036,697.(d) 1,010,211 1,010,211
Total Repurchase Agreement
(cost $1,010,211) 1,010,211
Total Investments
(cost $1,041,418,335) — 99.7% 1,207,587,875
Other assets in excess of liabilities — 0.3% 4,078,141
NET ASSETS — 100.0%
$ 1,211,666,016
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at July 31,
2020. The total value of securities on loan at July 31, 2020 was $14,929,355, which was collateralized by cash used to
purchase a money market fund and a repurchase agreement
with a value of $8,990,969 and $1,010,211, respectively, and by $6,503,809 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 4.50%, and maturity dates ranging from 8/31/2020 –
11/15/2048; total value of $16,504,989.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at July 31, 2020 was
$19,685,225 which represents 1.62% of net assets.
(c) Represents 7-day effective yield as of July 31, 2020.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2020 was $10,001,180.
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA Dutch Certification
FDR Fiduciary Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.

Nationwide International Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 59
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of July 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 112 9/2020 EUR 4,199,345 (106,228)
FTSE 100 Index 31 9/2020 GBP 2,388,683 (92,584)
SGX Nikkei 225 Index 26 9/2020 JPY 2,679,089 (67,507)
SPI 200 Index 12 9/2020 AUD 1,259,861 (16,664)
(282,983)
At July 31, 2020, the Fund had $1,242,066 segregated in foreign currency as collateral with the broker for open futures contracts.
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen

60 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide International Index Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

Nationwide International Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 61
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 11,931,206 $ – $ 11,931,206
Air Freight & Logistics – 7,426,240 – 7,426,240
Airlines – 1,028,856 – 1,028,856
Auto Components – 9,541,310 – 9,541,310
Automobiles – 32,351,843 – 32,351,843
Banks – 88,169,923 – 88,169,923
Beverages 766,833 25,324,780 – 26,091,613
Biotechnology 714,780 11,623,602 – 12,338,382
Building Products – 12,371,589 – 12,371,589
Capital Markets – 34,243,550 – 34,243,550
Chemicals – 43,962,792 – 43,962,792
Commercial Services & Supplies – 5,551,970 – 5,551,970
Communications Equipment – 5,451,038 – 5,451,038
Construction & Engineering – 9,988,086 – 9,988,086
Construction Materials – 6,563,666 – 6,563,666
Consumer Finance – 136,302 – 136,302
Containers & Packaging – 672,916 – 672,916
Distributors – 125,810 – 125,810
Diversified Consumer Services – 179,890 – 179,890
Diversified Financial Services 299,251 8,219,670 – 8,518,921
Diversified Telecommunication Services 188,294 24,282,599 – 24,470,893
Electric Utilities – 28,756,104 – 28,756,104
Electrical Equipment – 21,169,154 – 21,169,154
Electronic Equipment, Instruments &
Components – 22,161,786 – 22,161,786
Energy Equipment & Services – 259,609 – 259,609
Entertainment – 9,410,570 – 9,410,570
Equity Real Estate Investment Trusts
(REITs) – 16,783,911 – 16,783,911
Food & Staples Retailing – 19,215,702 – 19,215,702
Food Products – 48,284,519 – 48,284,519
Gas Utilities – 5,830,587 – 5,830,587
Health Care Equipment & Supplies – 28,116,688 – 28,116,688
Health Care Providers & Services – 6,919,576 – 6,919,576
Health Care Technology – 2,037,556 – 2,037,556
Hotels, Restaurants & Leisure 325,743 14,944,791 – 15,270,534
Household Durables – 16,813,351 – 16,813,351
Household Products – 13,125,530 – 13,125,530
Independent Power and Renewable
Electricity Producers – 1,176,592 – 1,176,592
Industrial Conglomerates 1,142,537 14,054,267 – 15,196,804
Insurance – 58,486,465 – 58,486,465
Interactive Media & Services – 4,069,094 – 4,069,094
Internet & Direct Marketing Retail – 10,137,785 – 10,137,785
IT Services 1,215,659 19,363,775 – 20,579,434
Leisure Products – 3,168,181 – 3,168,181
Life Sciences Tools & Services – 6,740,111 – 6,740,111
Machinery – 35,877,099 – 35,877,099
Marine – 2,104,329 – 2,104,329
Media – 4,796,726 – 4,796,726
Metals & Mining – 35,334,727 – 35,334,727
Multiline Retail – 5,681,495 – 5,681,495
Multi-Utilities – 12,392,047 – 12,392,047
Oil, Gas & Consumable Fuels – 37,866,827 – 37,866,827
Paper & Forest Products – 3,665,832 – 3,665,832
Personal Products – 28,449,426 – 28,449,426
Pharmaceuticals 1,129,997 114,120,150 – 115,250,147
Professional Services – 18,593,491 – 18,593,491

62 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide International Index Fund
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2020. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled
Level 1 Level 2 Level 3 Total
Assets:
Real Estate Management & Development $ 340,400 $ 19,808,020 $ – $ 20,148,420
Road & Rail – 9,853,299 – 9,853,299
Semiconductors & Semiconductor
Equipment – 25,219,726 – 25,219,726
Software 1,792,116 22,467,082 – 24,259,198
Specialty Retail – 10,274,636 – 10,274,636
Technology Hardware, Storage &
Peripherals – 4,925,559 – 4,925,559
Textiles, Apparel & Luxury Goods – 31,028,395 – 31,028,395
Tobacco – 11,272,131 – 11,272,131
Trading Companies & Distributors 303,744 14,952,254 – 15,255,998
Transportation Infrastructure – 6,099,191 – 6,099,191
Water Utilities – 1,414,325 – 1,414,325
Wireless Telecommunication Services – 22,795,693 – 22,795,693
Total Common Stocks $ 8,219,354 $ 1,189,165,802 $ – $ 1,197,385,156
Repurchase Agreement – 1,010,211 – 1,010,211
Rights   117,314 84,225 – 201,539
Short-Term Investment 8,990,969 – – 8,990,969
Total Assets $ 17,327,637 $ 1,190,260,238 $ – $ 1,207,587,875
Liabilities:
Futures Contracts $ (282,983) $ – $ – $ (282,983)
Total Liabilities $ (282,983) $ – $ – $ (282,983)
Total $ 17,044,654 $ 1,190,260,238 $ – $ 1,207,304,892
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the period ended July 31, 2020, the Fund held one common stock investment that was categorized as Level 3 investment which was valued at $0.

Nationwide International Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 63
through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2020:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (282,983)
Total $ (282,983)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

64 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks 99.6%
Shares Value ($)
Aerospace & Defense 1.0%
Axon Enterprise, Inc.*(a) 27,842 2,314,506
Curtiss-Wright Corp. 18,458 1,644,977
Hexcel Corp. 37,001 1,380,137
Mercury Systems, Inc.* 24,640 1,907,875
7,247,495
Air Freight & Logistics 0.4%
XPO Logistics, Inc.* 40,384 3,029,608
Airlines 0.2%
JetBlue Airways Corp.* 119,526 1,235,899
Auto Components 1.3%
Adient plc* 38,692 643,835
Dana, Inc. 64,030 731,863
Delphi Technologies plc* 38,268 573,637
Gentex Corp. 108,520 2,928,955
Goodyear Tire & Rubber Co.
(The) 103,120 929,111
Lear Corp. 24,165 2,667,333
Visteon Corp.*(a) 12,414 901,380
9,376,114
Automobiles 0.6%
Harley-Davidson, Inc. 67,881 1,766,943
Thor Industries, Inc. 24,462 2,788,423
4,555,366
Banks 5.6%
Associated Banc-Corp. 68,103 874,443
BancorpSouth Bank 43,079 901,644
Bank of Hawaii Corp. 17,732 1,004,163
Bank OZK 53,572 1,288,407
Cathay General Bancorp 33,494 809,885
CIT Group, Inc. 43,593 826,959
Commerce Bancshares, Inc. 44,485 2,547,211
Cullen/Frost Bankers, Inc.(a) 25,227 1,817,858
East West Bancorp, Inc.(a) 62,702 2,173,251
First Financial Bankshares ,
Inc.(a) 62,953 1,883,554
First Horizon National Corp. 244,888 2,270,112
FNB Corp. 143,170 1,060,890
Fulton Financial Corp. 71,702 695,509
Glacier Bancorp, Inc. 39,319 1,388,354
Hancock Whitney Corp. 38,238 728,816
Home BancShares , Inc.(a) 68,065 1,111,501
International Bancshares Corp. 25,168 765,611
PacWest Bancorp 51,620 943,356
Pinnacle Financial Partners,
Inc. 31,597 1,251,873
Prosperity Bancshares, Inc. 41,064 2,281,516
Signature Bank 23,740 2,434,062
Sterling Bancorp(a) 86,176 969,480
Synovus Financial Corp. 65,273 1,315,251
TCF Financial Corp. 67,410 1,853,101
Texas Capital Bancshares,
Inc.* 22,347 742,367
Trustmark Corp. 28,106 632,947
UMB Financial Corp. 18,773 934,895
Umpqua Holdings Corp. 97,592 1,058,873
United Bankshares , Inc.(a) 56,364 1,483,501
Valley National Bancorp 173,583 1,296,665
Webster Financial Corp. 39,961 1,089,736
Common Stocks
Shares Value ($)
Banks
Wintrust Financial Corp. 25,513 1,091,956
41,527,747
Beverages 0.5%
Boston Beer Co., Inc. (The),
Class A* 4,279 3,467,873
Biotechnology 1.4%
Arrowhead Pharmaceuticals,
Inc.* 45,103 1,942,586
Emergent BioSolutions ,
Inc.*(a) 19,770 2,199,215
Exelixis , Inc.* 135,902 3,137,977
Ligand Pharmaceuticals, Inc.* 7,113 833,501
United Therapeutics Corp.* 19,505 2,174,223
10,287,502
Building Products 1.4%
Lennox International, Inc. 15,424 4,135,791
Owens Corning 47,792 2,889,982
Trex Co., Inc.* 25,639 3,572,282
10,598,055
Capital Markets 2.8%
Affiliated Managers Group,
Inc. 20,934 1,440,050
Eaton Vance Corp. 50,490 1,824,709
Evercore , Inc., Class A 17,964 993,409
FactSet Research Systems,
Inc. 16,784 5,812,299
Federated Hermes, Inc., Class
B 42,496 1,120,195
Interactive Brokers Group,
Inc., Class A(a) 34,015 1,687,144
Janus Henderson Group plc(a) 68,017 1,420,875
Legg Mason, Inc. 37,054 1,852,329
SEI Investments Co. 55,070 2,881,813
Stifel Financial Corp. 30,362 1,471,950
20,504,773
Chemicals 2.6%
Ashland Global Holdings, Inc. 26,792 2,022,260
Avient Corp. 40,504 968,046
Cabot Corp. 25,359 925,096
Chemours Co. (The) 72,776 1,348,539
Ingevity Corp.* 18,263 1,068,020
Minerals Technologies, Inc. 15,137 709,623
NewMarket Corp. 3,200 1,199,392
Olin Corp.(a) 69,955 786,294
RPM International, Inc. 57,386 4,682,124
Scotts Miracle- Gro Co. (The) 17,464 2,769,267
Sensient Technologies Corp.
(a) 18,992 991,572
Valvoline, Inc. 81,999 1,682,619
19,152,852
Commercial Services & Supplies 1.9%
Brink's Co. (The) 22,374 992,287
Clean Harbors, Inc.* 22,660 1,350,536
Healthcare Services Group,
Inc.(a) 32,979 863,720
Herman Miller, Inc. 26,045 610,235
HNI Corp. 18,900 561,330

Nationwide Mid Cap Market Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 65
Common Stocks
Shares Value ($)
Commercial Services & Supplies
IAA, Inc.* 59,569 2,582,316
KAR Auction Services, Inc. 57,264 866,404
MSA Safety, Inc. 15,840 1,877,515
Stericycle, Inc.*(a) 40,513 2,448,403
Tetra Tech, Inc. 23,943 2,122,547
14,275,293
Communications Equipment 1.3%
Ciena Corp.* 68,089 4,051,976
InterDigital , Inc. 13,813 829,056
Lumentum Holdings, Inc.* 33,193 3,081,306
NetScout Systems, Inc.* 28,165 717,081
ViaSat , Inc.*(a) 25,889 982,747
9,662,166
Construction & Engineering 1.0%
AECOM* 70,945 2,567,500
Dycom Industries, Inc.*(a) 14,109 604,288
EMCOR Group, Inc. 24,306 1,664,961
Fluor Corp. 63,459 646,647
MasTec , Inc.*(a) 25,821 1,027,159
Valmont Industries, Inc. 9,598 1,163,278
7,673,833
Construction Materials 0.2%
Eagle Materials, Inc. 18,443 1,479,682
Consumer Finance 0.5%
FirstCash , Inc. 18,365 1,058,558
LendingTree, Inc.* 3,416 1,182,927
Navient Corp.(a) 78,106 621,724
SLM Corp.(a) 166,231 1,125,384
3,988,593
Containers & Packaging 1.1%
AptarGroup, Inc. 28,446 3,276,979
Greif, Inc., Class A 12,040 418,872
O-I Glass, Inc. 69,387 724,400
Silgan Holdings, Inc. 34,821 1,331,903
Sonoco Products Co. 44,463 2,300,516
8,052,670
Distributors 0.8%
Pool Corp. 17,698 5,604,957
Diversified Consumer Services 1.2%
Adtalem Global Education,
Inc.*(a) 22,957 788,343
Graham Holdings Co., Class B 1,894 754,513
Grand Canyon Education,
Inc.* 20,968 1,860,700
Service Corp. International 78,948 3,423,185
Strategic Education, Inc. 9,845 1,242,538
WW International, Inc.* 21,344 550,248
8,619,527
Diversified Financial Services 0.2%
Jefferies Financial Group, Inc. 100,075 1,621,215
Electric Utilities 1.3%
ALLETE, Inc.(a) 22,950 1,360,935
Hawaiian Electric Industries,
Inc. 48,370 1,753,896
IDACORP, Inc. 22,360 2,085,070
OGE Energy Corp. 88,709 2,918,526
Common Stocks
Shares Value ($)
Electric Utilities
PNM Resources, Inc. 35,300 1,490,719
9,609,146
Electrical Equipment 2.0%
Acuity Brands, Inc. 17,568 1,740,989
EnerSys (a) 18,813 1,265,362
Generac Holdings, Inc.* 27,777 4,377,100
Hubbell, Inc. 24,020 3,241,980
nVent Electric plc 69,250 1,257,580
Regal Beloit Corp.(a) 17,957 1,651,505
Sunrun , Inc.* 35,319 1,295,854
14,830,370
Electronic Equipment, Instruments & Components 3.7%
Arrow Electronics, Inc.* 34,863 2,496,888
Avnet, Inc. 43,768 1,169,481
Belden, Inc. 16,957 535,841
Cognex Corp. 76,087 5,087,938
Coherent, Inc.*(a) 10,748 1,492,145
II-VI, Inc.* 42,780 2,169,802
Jabil, Inc. 60,782 2,118,861
Littelfuse , Inc. 10,759 1,911,336
National Instruments Corp. 52,088 1,849,124
SYNNEX Corp.(a) 18,250 2,276,505
Trimble, Inc.* 110,687 4,926,678
Vishay Intertechnology , Inc. 59,390 931,829
26,966,428
Energy Equipment & Services 0.2%
ChampionX Corp.* 82,323 782,892
Transocean Ltd.*(a) 263,643 537,831
1,320,723
Entertainment 0.2%
Cinemark Holdings, Inc. 48,825 577,600
World Wrestling Entertainment,
Inc., Class A(a) 20,526 956,717
1,534,317
Equity Real Estate Investment Trusts (REITs) 9.5%
American Campus
Communities, Inc. 60,982 2,173,399
Brixmor Property Group, Inc. 131,377 1,512,149
Camden Property Trust 43,157 3,919,087
CoreCivic , Inc. 53,016 472,373
CoreSite Realty Corp. 17,863 2,305,220
Corporate Office Properties
Trust 49,710 1,316,321
Cousins Properties, Inc. 65,828 2,022,236
CyrusOne , Inc. 51,053 4,258,841
Douglas Emmett, Inc. 73,057 2,128,881
EastGroup Properties, Inc. 17,308 2,296,079
EPR Properties 34,337 983,068
First Industrial Realty Trust,
Inc. 56,375 2,475,990
GEO Group, Inc. (The) 53,910 573,063
Healthcare Realty Trust, Inc. 59,798 1,752,081
Highwoods Properties, Inc. 46,039 1,765,135
Hudson Pacific Properties, Inc. 67,936 1,601,252
JBG SMITH Properties 52,102 1,511,479
Kilroy Realty Corp. 46,917 2,733,854
Lamar Advertising Co., Class A 38,263 2,515,027
Life Storage, Inc. 20,789 2,040,025

66 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Macerich Co. (The) 52,942 403,947
Mack-Cali Realty Corp. 40,150 578,963
Medical Properties Trust, Inc. 234,140 4,713,238
National Retail Properties, Inc. 76,209 2,701,609
Omega Healthcare Investors,
Inc. 100,556 3,256,003
Park Hotels & Resorts, Inc. 104,408 863,454
Pebblebrook Hotel Trust 57,947 614,238
Physicians Realty Trust 89,768 1,619,415
PotlatchDeltic Corp. 29,671 1,270,216
PS Business Parks, Inc. 8,890 1,226,376
Rayonier, Inc. 61,363 1,704,664
Rexford Industrial Realty, Inc. 54,562 2,560,595
Sabra Health Care REIT, Inc. 91,097 1,342,770
Service Properties Trust 75,213 503,927
Spirit Realty Capital, Inc. 45,620 1,572,065
STORE Capital Corp. 98,605 2,335,952
Taubman Centers, Inc. 27,303 1,057,172
Urban Edge Properties 49,062 514,170
Weingarten Realty Investors 53,365 910,407
70,104,741
Food & Staples Retailing 1.0%
BJ's Wholesale Club Holdings,
Inc.* 54,669 2,189,494
Casey's General Stores, Inc.
(a) 16,306 2,595,752
Grocery Outlet Holding Corp.* 28,191 1,240,122
Sprouts Farmers Market, Inc.* 52,200 1,377,036
7,402,404
Food Products 2.0%
Darling Ingredients, Inc.* 72,697 2,030,427
Flowers Foods, Inc. 85,324 1,941,121
Hain Celestial Group, Inc.
(The)*(a) 34,791 1,182,198
Ingredion, Inc. 29,680 2,567,320
Lancaster Colony Corp.(a) 8,779 1,392,262
Pilgrim's Pride Corp.* 23,587 362,060
Post Holdings, Inc.*(a) 28,401 2,520,305
Sanderson Farms, Inc.(a) 8,772 978,034
Tootsie Roll Industries, Inc.(a) 7,787 246,848
TreeHouse Foods, Inc.* 25,010 1,095,938
14,316,513
Gas Utilities 1.5%
National Fuel Gas Co. 40,046 1,624,666
New Jersey Resources Corp. 42,434 1,318,000
ONE Gas, Inc. 23,429 1,773,576
Southwest Gas Holdings, Inc.
(a) 24,427 1,701,096
Spire, Inc.(a) 22,706 1,400,052
UGI Corp.(a) 92,297 3,077,182
10,894,572
Health Care Equipment & Supplies 3.6%
Avanos Medical, Inc.* 21,658 664,251
Cantel Medical Corp. 16,440 776,790
Globus Medical, Inc., Class A* 33,532 1,615,572
Haemonetics Corp.* 22,330 1,957,448
Hill-Rom Holdings, Inc. 29,496 2,867,601
ICU Medical, Inc.* 8,586 1,577,506
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Integra LifeSciences Holdings
Corp.* 31,208 1,490,182
LivaNova plc* 21,531 1,002,053
Masimo Corp.* 22,064 4,856,727
NuVasive , Inc.*(a) 22,712 1,297,764
Penumbra, Inc.*(a) 14,652 3,251,425
Quidel Corp.*(a) 16,938 4,784,477
26,141,796
Health Care Providers & Services 3.2%
Acadia Healthcare Co., Inc.*(a) 39,417 1,175,021
Amedisys , Inc.* 14,349 3,359,962
Chemed Corp. 7,035 3,462,557
Encompass Health Corp.(a) 44,053 2,999,128
HealthEquity , Inc.* 33,682 1,736,644
LHC Group, Inc.* 13,159 2,567,452
MEDNAX, Inc.*(a) 38,890 777,022
Molina Healthcare, Inc.* 26,811 4,951,992
Patterson Cos., Inc. 38,212 1,014,911
Tenet Healthcare Corp.* 46,406 1,226,974
23,271,663
Hotels, Restaurants & Leisure 3.0%
Boyd Gaming Corp. 35,498 840,238
Caesars Entertainment, Inc.* 67,840 2,106,432
Choice Hotels International,
Inc.(a) 13,984 1,175,215
Churchill Downs, Inc.(a) 15,554 2,154,540
Cracker Barrel Old Country
Store, Inc. 10,500 1,159,935
Dunkin' Brands Group, Inc. 36,389 2,501,016
Jack in the Box, Inc.(a) 10,048 825,041
Marriott Vacations Worldwide
Corp. 16,192 1,370,815
Papa John's International, Inc. 9,963 943,197
Penn National Gaming,
Inc.*(a) 57,243 1,937,676
Scientific Games Corp.* 24,860 436,790
Six Flags Entertainment Corp. 34,903 606,963
Texas Roadhouse, Inc. 28,873 1,622,374
Wendy's Co. (The) 78,952 1,830,107
Wyndham Destinations, Inc. 37,729 1,003,592
Wyndham Hotels & Resorts,
Inc. 41,255 1,821,821
22,335,752
Household Durables 1.5%
Helen of Troy Ltd.* 11,187 2,105,953
KB Home 38,561 1,297,192
Taylor Morrison Home Corp.* 57,435 1,346,851
Tempur Sealy International,
Inc.* 19,186 1,553,107
Toll Brothers, Inc. 51,221 1,956,642
TopBuild Corp.* 14,769 1,948,326
TRI Pointe Group, Inc.* 58,017 970,044
11,178,115
Household Products 0.2%
Energizer Holdings, Inc.(a) 28,214 1,414,368
Industrial Conglomerates 0.4%
Carlisle Cos., Inc. 24,336 2,897,931

Nationwide Mid Cap Market Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 67
Common Stocks
Shares Value ($)
Insurance 4.5%
Alleghany Corp. 6,342 3,312,553
American Financial Group, Inc. 33,047 2,008,266
Brighthouse Financial, Inc.* 41,589 1,178,632
Brown & Brown, Inc. 104,244 4,739,975
CNO Financial Group, Inc. 63,647 961,070
First American Financial Corp. 49,378 2,518,772
Genworth Financial, Inc.,
Class A* 223,053 455,028
Hanover Insurance Group, Inc.
(The) 16,840 1,715,659
Kemper Corp.(a) 27,182 2,134,331
Mercury General Corp. 12,043 516,765
Old Republic International
Corp.(a) 126,637 2,035,057
Primerica, Inc. 18,072 2,162,495
Reinsurance Group of
America, Inc. 30,056 2,562,274
RenaissanceRe Holdings Ltd. 22,481 4,055,123
RLI Corp. 17,719 1,561,575
Selective Insurance Group,
Inc. 26,461 1,437,891
33,355,466
Interactive Media & Services 0.2%
TripAdvisor, Inc. 44,652 903,310
Yelp, Inc.* 29,788 744,104
1,647,414
Internet & Direct Marketing Retail 1.3%
Etsy, Inc.* 52,594 6,226,078
Grubhub , Inc.* 40,752 2,943,924
9,170,002
IT Services 2.0%
Alliance Data Systems Corp. 18,785 833,302
CACI International, Inc., Class
A* 11,117 2,310,335
KBR, Inc. 63,062 1,402,499
LiveRamp Holdings, Inc.* 29,358 1,337,844
MAXIMUS, Inc. 27,172 2,016,434
Perspecta , Inc. 60,491 1,294,507
Sabre Corp. 122,103 923,099
Science Applications
International Corp. 21,893 1,751,002
WEX, Inc.* 19,283 3,053,849
14,922,871
Leisure Products 0.9%
Brunswick Corp. 35,067 2,348,788
Mattel, Inc.* 153,734 1,707,985
Polaris, Inc. 25,515 2,644,119
6,700,892
Life Sciences Tools & Services 2.3%
Bio- Techne Corp. 16,939 4,660,935
Charles River Laboratories
International, Inc.* 21,931 4,364,050
PRA Health Sciences, Inc.* 28,197 3,004,672
Repligen Corp.* 20,862 3,148,284
Syneos Health, Inc.*(a) 27,699 1,728,141
16,906,082
Common Stocks
Shares Value ($)
Machinery 4.5%
AGCO Corp. 27,539 1,807,385
Colfax Corp.* 37,232 1,082,707
Crane Co. 21,840 1,235,489
Donaldson Co., Inc. 55,896 2,702,013
Graco , Inc. 73,831 3,930,762
ITT, Inc. 38,245 2,207,884
Kennametal, Inc. 36,745 990,645
Lincoln Electric Holdings, Inc. 26,318 2,378,884
Middleby Corp. (The)* 24,631 2,045,851
Nordson Corp. 22,750 4,405,082
Oshkosh Corp. 30,167 2,374,746
Terex Corp.(a) 29,030 547,215
Timken Co. (The) 29,940 1,367,060
Toro Co. (The) 47,496 3,388,840
Trinity Industries, Inc.(a) 42,096 822,135
Woodward, Inc.(a) 25,121 1,882,568
33,169,266
Marine 0.2%
Kirby Corp.* 26,607 1,230,308
Media 1.3%
AMC Networks, Inc., Class A* 18,466 426,564
Cable One, Inc. 2,332 4,250,210
John Wiley & Sons, Inc., Class
A 19,359 654,915
New York Times Co. (The),
Class A 63,949 2,950,607
TEGNA, Inc. 96,846 1,140,846
9,423,142
Metals & Mining 1.8%
Allegheny Technologies, Inc.* 56,118 487,665
Commercial Metals Co. 52,765 1,091,180
Compass Minerals
International, Inc. 15,108 769,601
Reliance Steel & Aluminum
Co. 28,204 2,771,325
Royal Gold, Inc. 29,063 4,066,786
Steel Dynamics, Inc. 93,213 2,554,968
United States Steel Corp. 97,607 650,063
Worthington Industries, Inc. 16,247 607,963
12,999,551
Multiline Retail 0.5%
Nordstrom, Inc.(a) 48,008 657,229
Ollie's Bargain Outlet
Holdings, Inc.*(a) 25,060 2,633,806
3,291,035
Multi-Utilities 0.6%
Black Hills Corp. 27,809 1,609,029
MDU Resources Group, Inc. 88,865 1,864,387
NorthWestern Corp. 22,607 1,271,870
4,745,286
Oil, Gas & Consumable Fuels 1.2%
Antero Midstream Corp. 124,589 706,420
Cimarex Energy Co. 45,248 1,106,766
CNX Resources Corp.* 82,899 799,975
EQT Corp. 113,253 1,644,434
Equitrans Midstream Corp. 180,116 1,738,119
Murphy Oil Corp.(a) 64,732 855,110

68 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
PBF Energy, Inc., Class A 46,764 405,911
World Fuel Services Corp. 28,061 660,275
WPX Energy, Inc.*(a) 180,974 1,080,415
8,997,425
Paper & Forest Products 0.3%
Domtar Corp. 25,131 527,500
Louisiana-Pacific Corp. 49,726 1,574,822
2,102,322
Personal Products 0.2%
Edgewell Personal Care Co.* 24,265 725,281
Nu Skin Enterprises, Inc.,
Class A 23,000 1,031,550
1,756,831
Pharmaceuticals 1.2%
Catalent , Inc.* 72,080 6,295,467
Nektar Therapeutics*(a) 78,880 1,747,981
Prestige Consumer
Healthcare, Inc.* 22,380 832,312
8,875,760
Professional Services 1.2%
ASGN, Inc.*(a) 23,266 1,592,790
CoreLogic , Inc. 35,192 2,398,687
FTI Consulting, Inc.*(a) 16,441 1,963,713
Insperity , Inc. 16,149 1,079,722
ManpowerGroup , Inc. 25,726 1,769,692
8,804,604
Real Estate Management & Development 0.3%
Jones Lang LaSalle, Inc.(a) 22,881 2,263,160
Road & Rail 1.0%
Avis Budget Group, Inc.* 24,387 631,623
Knight-Swift Transportation
Holdings, Inc. 54,187 2,356,592
Landstar System, Inc. 17,005 2,070,869
Ryder System, Inc. 23,814 872,307
Werner Enterprises, Inc. 25,416 1,117,923
7,049,314
Semiconductors & Semiconductor Equipment 5.1%
Cabot Microelectronics Corp.
(a) 12,880 1,941,274
Cirrus Logic, Inc.* 25,870 1,772,871
Cree, Inc.*(a) 47,933 3,303,542
Enphase Energy, Inc.*(a) 36,069 2,177,125
First Solar, Inc.*(a) 33,793 2,012,373
MKS Instruments, Inc.(a) 24,317 3,098,959
Monolithic Power Systems,
Inc.(a) 18,439 4,886,519
Semtech Corp.* 28,873 1,609,092
Silicon Laboratories, Inc.*(a) 19,361 1,945,974
SolarEdge Technologies,
Inc.*(a) 21,995 3,851,325
Synaptics , Inc.* 15,084 1,207,022
Teradyne, Inc. 73,463 6,535,268
Universal Display Corp. 18,788 3,277,567
37,618,911
Software 4.1%
ACI Worldwide, Inc.* 51,383 1,376,551
Common Stocks
Shares Value ($)
Software
Blackbaud , Inc. 21,990 1,375,255
CDK Global, Inc. 53,857 2,448,339
Ceridian HCM Holding, Inc.*(a) 44,988 3,522,111
CommVault Systems, Inc.* 18,824 829,762
Fair Isaac Corp.* 12,853 5,644,909
J2 Global, Inc.* 20,088 1,139,391
LogMeIn, Inc. 21,614 1,854,697
Manhattan Associates, Inc.* 28,140 2,695,531
Paylocity Holding Corp.* 15,941 2,123,341
PTC, Inc.* 46,145 3,948,166
Qualys , Inc.*(a) 14,848 1,833,431
Teradata Corp.* 48,084 1,009,764
29,801,248
Specialty Retail 2.3%
Aaron's, Inc. 29,943 1,562,426
American Eagle Outfitters, Inc.
(a) 68,944 689,440
AutoNation, Inc.* 25,733 1,321,132
Dick's Sporting Goods, Inc. 28,875 1,317,278
Five Below, Inc.*(a) 24,700 2,690,077
Foot Locker, Inc.(a) 46,174 1,357,054
Murphy USA, Inc.*(a) 12,155 1,609,444
Restoration Hardware
Holdings, Inc.*(a) 7,352 2,113,185
Sally Beauty Holdings, Inc.* 51,070 592,923
Urban Outfitters, Inc.* 31,199 516,031
Williams-Sonoma, Inc. 34,460 3,002,155
16,771,145
Technology Hardware, Storage & Peripherals 0.1%
NCR Corp.* 57,220 1,054,565
Textiles, Apparel & Luxury Goods 0.9%
Carter's, Inc. 19,327 1,521,422
Columbia Sportswear Co. 12,600 955,584
Deckers Outdoor Corp.* 12,408 2,596,374
Skechers USA, Inc., Class A* 60,348 1,766,989
6,840,369
Thrifts & Mortgage Finance 0.7%
Essent Group Ltd. 49,041 1,757,139
New York Community
Bancorp, Inc. 211,522 2,227,327
Washington Federal, Inc. 34,531 805,953
4,790,419
Trading Companies & Distributors 0.9%
GATX Corp. 15,611 952,115
MSC Industrial Direct Co., Inc.,
Class A 20,132 1,328,914
Univar Solutions, Inc.* 61,378 1,084,549
Watsco , Inc.(a) 14,518 3,427,264
6,792,842
Water Utilities 0.6%
Essential Utilities, Inc. 98,821 4,481,532
Wireless Telecommunication Services 0.1%
Telephone and Data Systems,
Inc. 43,819 850,965
Total Common Stocks
(cost $647,235,432) 732,592,786

Nationwide Mid Cap Market Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 69
Short-Term Investment 0.3%
Shares Value ($)
Money Market Fund 0.3%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.09%(b)(c) 2,009,857 2,009,857
Total Short-Term Investment
(cost $2,009,857) 2,009,857
Repurchase Agreement 0.0%
†
Principal
Amount ($)
BNP Paribas Securities
Corp.,
0.07%, dated 7/31/2020,
due 8/3/2020, repurchase
price $225,826,
collateralized by U.S.
Treasury Note, 1.50%,
maturing 8/15/2026; total
market value $231,745.(c) 225,824 225,824
Total Repurchase Agreement
(cost $225,824) 225,824
Total Investments
(cost $649,471,113) — 99.9% 734,828,467
Other assets in excess of liabilities — 0.1% 798,095
NET ASSETS — 100.0%
$ 735,626,562
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at July 31,
2020. The total value of securities on loan at July 31, 2020 was $33,088,525, which was collateralized by cash used to
purchase a money market fund and a repurchase agreement
with a value of $2,009,857 and $225,824, respectively, and
by $32,269,050 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 4.50%, and maturity dates ranging from 8/31/2020 –
11/15/2048; total value of $34,504,731.
(b) Represents 7-day effective yield as of July 31, 2020.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2020 was $2,235,681.
REIT Real Estate Investment Trust
Futures contracts outstanding as of July 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 27 9/2020 USD 5,023,350 212,281
212,281
At July 31, 2020, the Fund had $772,800 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

70 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Mid Cap Market Index Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

Nationwide Mid Cap Market Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 71
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2020. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2020:
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 732,592,786 $ – $ – $ 732,592,786
Futures Contracts 212,281 – – 212,281
Repurchase Agreement – 225,824 – 225,824
Short-Term Investment 2,009,857 – – 2,009,857
Total $ 734,814,924 $ 225,824 $ – $ 735,040,748
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 212,281
Total $ 212,281
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

72 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks 99.6%
Shares Value ($)
Aerospace & Defense 1.6%
Boeing Co. (The) 22,078 3,488,324
General Dynamics Corp. 9,624 1,412,226
Howmet Aerospace, Inc. 16,237 239,983
Huntington Ingalls Industries,
Inc. 1,738 301,908
L3Harris Technologies, Inc. 8,971 1,510,088
Lockheed Martin Corp. 10,157 3,849,198
Northrop Grumman Corp. 6,378 2,072,914
Raytheon Technologies Corp. 60,498 3,429,027
Teledyne Technologies, Inc.* 1,497 459,130
Textron, Inc. 9,646 337,031
TransDigm Group, Inc.(a) 2,096 904,592
18,004,421
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc. 5,637 528,300
Expeditors International of
Washington, Inc. 6,780 572,978
FedEx Corp. 9,850 1,658,740
United Parcel Service, Inc.,
Class B 29,015 4,142,181
6,902,199
Airlines 0.2%
Alaska Air Group, Inc. 5,116 176,195
American Airlines Group, Inc.
(a) 15,212 169,157
Delta Air Lines, Inc. 23,639 590,266
Southwest Airlines Co. 22,241 687,025
United Airlines Holdings, Inc.* 10,372 325,473
1,948,116
Auto Components 0.1%
Aptiv plc 10,739 834,957
BorgWarner, Inc. 8,820 322,812
1,157,769
Automobiles 0.2%
Ford Motor Co. 163,123 1,078,243
General Motors Co. 51,653 1,285,643
2,363,886
Banks 3.5%
Bank of America Corp. 324,595 8,075,924
Citigroup, Inc. 85,663 4,284,007
Citizens Financial Group, Inc. 17,260 428,221
Comerica, Inc. 6,066 233,662
Fifth Third Bancorp 29,864 593,099
First Republic Bank 7,098 798,383
Huntington Bancshares, Inc. 43,258 401,002
JPMorgan Chase & Co. 125,425 12,121,072
KeyCorp 41,449 497,802
M&T Bank Corp. 5,272 558,568
People's United Financial, Inc. 18,690 201,665
PNC Financial Services
Group, Inc. (The) 17,295 1,844,858
Regions Financial Corp. 40,594 440,851
SVB Financial Group* 2,160 484,423
Truist Financial Corp. 55,236 2,069,140
US Bancorp 56,158 2,068,861
Wells Fargo & Co. 153,772 3,730,509
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA 6,111 198,424
39,030,471
Beverages 1.7%
Brown-Forman Corp., Class B 7,697 533,710
Coca-Cola Co. (The) 159,261 7,523,490
Constellation Brands, Inc.,
Class A 6,857 1,221,917
Molson Coors Beverage Co.,
Class B 7,927 297,421
Monster Beverage Corp.* 15,345 1,204,276
PepsiCo, Inc. 57,166 7,869,471
18,650,285
Biotechnology 2.3%
AbbVie, Inc. 72,579 6,888,473
Alexion Pharmaceuticals, Inc.* 9,059 928,457
Amgen, Inc. 24,226 5,927,375
Biogen, Inc.* 6,689 1,837,401
Gilead Sciences, Inc. 51,662 3,592,059
Incyte Corp.* 7,464 737,145
Regeneron Pharmaceuticals,
Inc.* 4,154 2,625,619
Vertex Pharmaceuticals, Inc.* 10,671 2,902,512
25,439,041
Building Products 0.4%
A O Smith Corp.(a) 5,799 279,164
Allegion plc 3,911 388,988
Carrier Global Corp. 33,802 920,766
Fortune Brands Home &
Security, Inc. 5,824 445,536
Johnson Controls International
plc 30,671 1,180,220
Masco Corp.(a) 10,836 619,386
Trane Technologies plc 9,909 1,108,520
4,942,580
Capital Markets 2.6%
Ameriprise Financial, Inc. 5,072 779,211
Bank of New York Mellon
Corp. (The) 33,399 1,197,354
BlackRock, Inc. 6,348 3,650,163
Cboe Global Markets, Inc. 4,433 388,774
Charles Schwab Corp. (The) 47,347 1,569,553
CME Group, Inc. 14,753 2,451,654
E*TRADE Financial Corp. 8,970 455,407
Franklin Resources, Inc. 11,823 248,874
Goldman Sachs Group, Inc.
(The) 12,721 2,518,249
Intercontinental Exchange, Inc. 22,482 2,175,808
Invesco Ltd.(a) 16,147 162,116
MarketAxess Holdings, Inc. 1,576 814,319
Moody's Corp. 6,609 1,859,112
Morgan Stanley 49,062 2,398,151
MSCI, Inc. 3,471 1,305,027
Nasdaq, Inc. 4,664 612,430
Northern Trust Corp. 8,661 678,589
Raymond James Financial,
Inc. 5,149 357,753
S&P Global, Inc. 9,906 3,469,576
State Street Corp. 14,425 920,171

Nationwide S&P 500 Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 73
Common Stocks
Shares Value ($)
Capital Markets
T. Rowe Price Group, Inc. 9,352 1,291,511
29,303,802
Chemicals 1.8%
Air Products & Chemicals, Inc. 9,140 2,619,798
Albemarle Corp.(a) 4,467 368,349
Celanese Corp. 4,788 465,394
CF Industries Holdings, Inc. 9,218 288,800
Corteva, Inc. 31,307 894,128
Dow, Inc. 30,276 1,243,132
DuPont de Nemours, Inc. 30,084 1,608,892
Eastman Chemical Co. 5,271 393,375
Ecolab, Inc. 10,186 1,905,597
FMC Corp. 5,178 549,127
International Flavors &
Fragrances, Inc.(a) 4,462 561,989
Linde plc 21,606 5,295,847
LyondellBasell Industries NV,
Class A 10,800 675,216
Mosaic Co. (The) 15,130 203,801
PPG Industries, Inc. 9,576 1,030,856
Sherwin-Williams Co. (The) 3,354 2,173,124
20,277,425
Commercial Services & Supplies 0.4%
Cintas Corp. 3,429 1,035,112
Copart, Inc.*(a) 8,509 793,464
Republic Services, Inc. 8,536 744,766
Rollins, Inc. 5,903 309,317
Waste Management, Inc. 16,053 1,759,409
4,642,068
Communications Equipment 0.9%
Arista Networks, Inc.* 2,283 593,055
Cisco Systems, Inc. 174,770 8,231,667
F5 Networks, Inc.* 2,534 344,371
Juniper Networks, Inc. 13,022 330,498
Motorola Solutions, Inc. 7,026 982,235
10,481,826
Construction & Engineering 0.1%
Jacobs Engineering Group,
Inc. 5,377 458,927
Quanta Services, Inc. 5,891 235,463
694,390
Construction Materials 0.1%
Martin Marietta Materials, Inc. 2,506 519,193
Vulcan Materials Co. 5,368 630,311
1,149,504
Consumer Finance 0.4%
American Express Co. 27,363 2,553,515
Capital One Financial Corp. 18,882 1,204,671
Discover Financial Services 12,681 626,822
Synchrony Financial 22,168 490,578
4,875,586
Containers & Packaging 0.3%
Amcor plc 65,558 675,247
Avery Dennison Corp. 3,552 402,584
Ball Corp.(a) 13,478 992,385
International Paper Co. 16,466 572,852
Packaging Corp. of America 3,935 378,232
Common Stocks
Shares Value ($)
Containers & Packaging
Sealed Air Corp. 6,404 228,495
Westrock Co. 10,860 291,700
3,541,495
Distributors 0.1%
Genuine Parts Co. 5,798 522,690
LKQ Corp.* 12,919 364,186
886,876
Diversified Consumer Services 0.0%
†
H&R Block, Inc. 8,486 123,047
Diversified Financial Services 1.4%
Berkshire Hathaway, Inc.,
Class B* 80,099 15,681,782
Diversified Telecommunication Services 1.7%
AT&T, Inc. 293,467 8,680,754
CenturyLink, Inc. 40,724 392,987
Verizon Communications, Inc. 170,553 9,803,386
18,877,127
Electric Utilities 2.0%
Alliant Energy Corp. 10,052 541,300
American Electric Power Co.,
Inc. 20,307 1,764,272
Duke Energy Corp. 30,261 2,564,317
Edison International 15,714 874,798
Entergy Corp. 8,320 874,682
Evergy, Inc. 9,142 592,676
Eversource Energy 13,952 1,256,657
Exelon Corp. 39,801 1,536,717
FirstEnergy Corp. 22,615 655,835
NextEra Energy, Inc. 20,182 5,665,087
NRG Energy, Inc. 9,848 332,961
Pinnacle West Capital Corp. 4,722 392,304
PPL Corp. 31,707 844,040
Southern Co. (The) 43,531 2,377,228
Xcel Energy, Inc. 21,558 1,488,364
21,761,238
Electrical Equipment 0.5%
AMETEK, Inc. 9,596 894,827
Eaton Corp. plc 16,351 1,522,769
Emerson Electric Co. 24,830 1,539,708
Rockwell Automation, Inc. 4,740 1,033,983
4,991,287
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A 12,099 1,279,590
CDW Corp. 5,809 675,296
Corning, Inc. 31,492 976,252
FLIR Systems, Inc. 5,170 215,382
IPG Photonics Corp.* 1,486 266,009
Keysight Technologies, Inc.*(a) 7,614 760,563
TE Connectivity Ltd. 13,648 1,215,627
Zebra Technologies Corp.,
Class A* 2,168 608,666
5,997,385
Energy Equipment & Services 0.2%
Baker Hughes Co. 27,208 421,452
Halliburton Co. 36,639 525,037
National Oilwell Varco, Inc. 16,079 185,069

74 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Energy Equipment & Services
Schlumberger Ltd. 57,177 1,037,191
TechnipFMC plc 17,810 143,014
2,311,763
Entertainment 2.1%
Activision Blizzard, Inc. 31,720 2,621,024
Electronic Arts, Inc.*(a) 11,842 1,677,064
Live Nation Entertainment,
Inc.*(a) 5,930 277,583
Netflix, Inc.* 18,112 8,854,594
Take-Two Interactive Software,
Inc.* 4,736 776,799
Walt Disney Co. (The) 74,404 8,700,804
22,907,868
Equity Real Estate Investment Trusts (REITs) 2.7%
Alexandria Real Estate
Equities, Inc. 5,221 926,989
American Tower Corp. 18,260 4,772,981
Apartment Investment &
Management Co., Class A 6,221 241,499
AvalonBay Communities, Inc. 5,863 897,743
Boston Properties, Inc. 5,999 534,451
Crown Castle International
Corp. 17,169 2,862,072
Digital Realty Trust, Inc. 10,967 1,760,642
Duke Realty Corp. 15,468 621,659
Equinix, Inc. 3,642 2,860,718
Equity Residential 14,612 783,642
Essex Property Trust, Inc. 2,660 587,168
Extra Space Storage, Inc. 5,359 553,799
Federal Realty Investment
Trust 2,922 222,949
Healthpeak Properties, Inc. 21,769 594,076
Host Hotels & Resorts, Inc. 28,051 302,390
Iron Mountain, Inc. 11,955 337,011
Kimco Realty Corp. 17,928 199,897
Mid-America Apartment
Communities, Inc. 4,814 573,781
Prologis, Inc. 30,390 3,203,714
Public Storage 6,154 1,230,061
Realty Income Corp. 14,145 849,407
Regency Centers Corp. 6,969 285,938
SBA Communications Corp. 4,638 1,444,923
Simon Property Group, Inc. 12,673 790,162
SL Green Realty Corp. 2,894 134,571
UDR, Inc. 12,332 446,418
Ventas, Inc. 15,508 594,887
Vornado Realty Trust 6,697 231,180
Welltower, Inc. 17,055 913,466
Weyerhaeuser Co. 30,216 840,307
30,598,501
Food & Staples Retailing 1.5%
Costco Wholesale Corp. 18,183 5,919,112
Kroger Co. (The) 32,634 1,135,337
Sysco Corp. 21,068 1,113,444
Walgreens Boots Alliance, Inc. 30,108 1,225,697
Walmart, Inc. 58,319 7,546,478
16,940,068
Common Stocks
Shares Value ($)
Food Products 1.1%
Archer-Daniels-Midland Co. 22,641 969,714
Campbell Soup Co. 7,132 353,533
Conagra Brands, Inc.(a) 19,759 739,975
General Mills, Inc. 24,820 1,570,361
Hershey Co. (The) 6,017 874,932
Hormel Foods Corp. 11,525 586,162
J M Smucker Co. (The)(a) 4,804 525,317
Kellogg Co. 10,468 722,187
Kraft Heinz Co. (The) 26,037 895,152
Lamb Weston Holdings, Inc. 6,139 368,831
McCormick & Co., Inc.
(Non-Voting) 5,154 1,004,515
Mondelez International, Inc.,
Class A 58,758 3,260,482
Tyson Foods, Inc., Class A 11,934 733,344
12,604,505
Gas Utilities 0.1%
Atmos Energy Corp. 5,022 532,282
Health Care Equipment & Supplies 4.0%
Abbott Laboratories 72,851 7,331,725
ABIOMED, Inc.* 1,877 562,987
Align Technology, Inc.* 2,996 880,285
Baxter International, Inc. 21,063 1,819,422
Becton Dickinson and Co. 12,140 3,415,467
Boston Scientific Corp.* 58,639 2,261,706
Cooper Cos., Inc. (The) 1,989 562,748
Danaher Corp. 25,914 5,281,273
Dentsply Sirona, Inc. 8,789 391,989
DexCom, Inc.* 3,801 1,655,487
Edwards Lifesciences Corp.* 25,508 2,000,082
Hologic, Inc.* 10,628 741,622
IDEXX Laboratories, Inc.* 3,497 1,390,932
Intuitive Surgical, Inc.* 4,800 3,290,112
Medtronic plc 55,270 5,332,450
ResMed, Inc. 5,892 1,193,189
STERIS plc 3,568 569,560
Stryker Corp. 13,249 2,561,032
Teleflex, Inc. 1,941 724,187
Varian Medical Systems,
Inc.*(a) 3,834 547,188
West Pharmaceutical
Services, Inc. 3,056 821,667
Zimmer Biomet Holdings, Inc. 8,610 1,161,145
44,496,255
Health Care Providers & Services 2.7%
AmerisourceBergen Corp. 6,104 611,560
Anthem, Inc. 10,373 2,840,127
Cardinal Health, Inc. 11,939 652,108
Centene Corp.* 23,919 1,560,715
Cigna Corp. 15,187 2,622,643
CVS Health Corp. 53,864 3,390,200
DaVita, Inc.* 3,434 300,097
HCA Healthcare, Inc. 10,909 1,381,516
Henry Schein, Inc.*(a) 5,832 400,833
Humana, Inc. 5,476 2,149,056
Laboratory Corp. of America
Holdings* 3,938 759,719
McKesson Corp. 6,581 988,203

Nationwide S&P 500 Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 75
Common Stocks
Shares Value ($)
Health Care Providers & Services
Quest Diagnostics, Inc. 5,422 688,974
UnitedHealth Group, Inc. 39,057 11,825,679
Universal Health Services,
Inc., Class B 3,142 345,306
30,516,736
Health Care Technology 0.1%
Cerner Corp. 12,507 868,611
Hotels, Restaurants & Leisure 1.5%
Carnival Corp.(a) 19,293 267,787
Chipotle Mexican Grill, Inc.* 1,065 1,230,245
Darden Restaurants, Inc. 5,478 415,780
Domino's Pizza, Inc. 1,614 623,989
Hilton Worldwide Holdings,
Inc. 11,552 866,978
Las Vegas Sands Corp. 13,764 600,661
Marriott International, Inc.,
Class A 11,174 936,661
McDonald's Corp. 30,609 5,946,716
MGM Resorts International(a) 20,212 325,211
Norwegian Cruise Line
Holdings Ltd.*(a) 10,528 143,602
Royal Caribbean Cruises Ltd. 7,182 349,835
Starbucks Corp. 48,077 3,679,333
Wynn Resorts Ltd. 4,042 292,762
Yum! Brands, Inc. 12,408 1,129,748
16,809,308
Household Durables 0.4%
DR Horton, Inc. 13,587 898,916
Garmin Ltd. 5,834 575,174
Leggett & Platt, Inc. 5,460 218,891
Lennar Corp., Class A 11,058 800,046
Mohawk Industries, Inc.* 2,510 200,424
Newell Brands, Inc. 16,067 263,499
NVR, Inc.* 145 569,872
PulteGroup, Inc. 10,667 465,081
Whirlpool Corp. 2,443 398,502
4,390,405
Household Products 1.8%
Church & Dwight Co., Inc. 9,949 958,387
Clorox Co. (The) 5,131 1,213,533
Colgate-Palmolive Co. 35,413 2,733,884
Kimberly-Clark Corp. 13,975 2,124,759
Procter & Gamble Co. (The) 102,034 13,378,698
20,409,261
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) 28,000 426,440
Industrial Conglomerates 1.1%
3M Co. 23,708 3,567,343
General Electric Co. 359,328 2,181,121
Honeywell International, Inc. 28,935 4,322,021
Roper Technologies, Inc. 4,282 1,851,751
11,922,236
Insurance 1.9%
Aflac, Inc. 29,637 1,054,188
Allstate Corp. (The) 13,053 1,232,073
Common Stocks
Shares Value ($)
Insurance
American International Group,
Inc. 35,625 1,144,988
Aon plc, Class A 9,592 1,968,470
Arthur J Gallagher & Co. 7,836 842,292
Assurant, Inc. 2,571 276,305
Chubb Ltd. 18,586 2,364,883
Cincinnati Financial Corp. 6,377 496,960
Everest Re Group Ltd. 1,598 349,626
Globe Life, Inc. 3,935 313,226
Hartford Financial Services
Group, Inc. (The) 14,487 613,090
Lincoln National Corp. 7,759 289,178
Loews Corp.(a) 9,768 355,653
Marsh & McLennan Cos., Inc. 20,979 2,446,151
MetLife, Inc. 31,507 1,192,540
Principal Financial Group, Inc. 10,272 435,841
Progressive Corp. (The) 24,182 2,184,602
Prudential Financial, Inc. 16,263 1,030,586
Travelers Cos., Inc. (The) 10,390 1,188,824
Unum Group 8,963 154,432
W R Berkley Corp. 6,063 374,390
Willis Towers Watson plc 5,275 1,107,803
21,416,101
Interactive Media & Services 5.6%
Alphabet, Inc., Class A* 12,353 18,380,647
Alphabet, Inc., Class C* 12,048 17,866,702
Facebook, Inc., Class A* 99,034 25,121,955
Twitter, Inc.* 32,341 1,177,212
62,546,516
Internet & Direct Marketing Retail 5.3%
Amazon.com, Inc.* 17,256 54,609,718
Booking Holdings, Inc.* 1,686 2,802,351
eBay, Inc. 27,382 1,513,677
Expedia Group, Inc. 5,525 447,580
59,373,326
IT Services 5.6%
Accenture plc, Class A 26,237 5,897,553
Akamai Technologies, Inc.* 6,556 737,157
Automatic Data Processing,
Inc. 17,778 2,362,874
Broadridge Financial
Solutions, Inc. 4,790 643,489
Cognizant Technology
Solutions Corp., Class A 22,103 1,510,077
DXC Technology Co. 9,792 175,375
Fidelity National Information
Services, Inc. 25,448 3,723,297
Fiserv, Inc.* 23,158 2,310,937
FleetCor Technologies, Inc.* 3,433 887,671
Gartner, Inc.* 3,568 444,715
Global Payments, Inc. 12,319 2,193,028
International Business
Machines Corp. 36,601 4,499,727
Jack Henry & Associates, Inc.
(a) 3,116 555,583
Leidos Holdings, Inc. 5,422 515,957
Mastercard, Inc., Class A 36,421 11,236,971
Paychex, Inc. 12,985 933,881

76 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
IT Services
PayPal Holdings, Inc.* 48,356 9,481,161
VeriSign, Inc.* 4,230 895,406
Visa, Inc., Class A 69,521 13,236,798
Western Union Co. (The) 16,627 403,704
62,645,361
Leisure Products 0.0%
†
Hasbro, Inc. 5,355 389,630
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc. 12,676 1,221,079
Bio-Rad Laboratories, Inc.,
Class A* 869 456,129
Illumina, Inc.* 6,053 2,313,215
IQVIA Holdings, Inc.* 7,240 1,146,744
Mettler-Toledo International,
Inc.* 993 928,455
PerkinElmer, Inc. 4,656 553,645
Thermo Fisher Scientific, Inc. 16,260 6,730,827
Waters Corp.*(a) 2,562 546,090
13,896,184
Machinery 1.5%
Caterpillar, Inc. 22,288 2,961,629
Cummins, Inc. 6,085 1,175,987
Deere & Co. 12,805 2,257,650
Dover Corp.(a) 5,811 598,126
Flowserve Corp. 5,435 151,474
Fortive Corp. 12,335 865,794
IDEX Corp. 3,048 502,371
Illinois Tool Works, Inc. 11,818 2,186,212
Ingersoll Rand, Inc.* 14,429 455,812
Otis Worldwide Corp. 16,901 1,060,369
PACCAR, Inc. 14,170 1,205,584
Parker-Hannifin Corp. 5,226 935,036
Pentair plc 7,074 303,121
Snap-on, Inc.(a) 2,123 309,682
Stanley Black & Decker, Inc. 6,338 971,742
Westinghouse Air Brake
Technologies Corp. 7,255 451,188
Xylem, Inc. 7,536 549,977
16,941,754
Media 1.3%
Charter Communications, Inc.,
Class A* 6,203 3,597,740
Comcast Corp., Class A 187,589 8,028,809
Discovery, Inc., Class A* 6,660 140,526
Discovery, Inc., Class C* 12,708 240,817
DISH Network Corp., Class A* 10,730 344,540
Fox Corp., Class A 13,906 358,358
Fox Corp., Class B(a) 6,988 180,081
Interpublic Group of Cos., Inc.
(The) 16,523 298,240
News Corp., Class A 15,976 203,215
News Corp., Class B(a) 5,527 70,524
Omnicom Group, Inc. 8,629 463,636
ViacomCBS, Inc. 22,632 590,016
14,516,502
Metals & Mining 0.3%
Freeport-McMoRan, Inc. 60,639 783,456
Newmont Corp. 32,907 2,277,164
Common Stocks
Shares Value ($)
Metals & Mining
Nucor Corp. 11,987 502,855
3,563,475
Multiline Retail 0.5%
Dollar General Corp. 10,431 1,986,062
Dollar Tree, Inc.* 9,918 925,845
Kohl's Corp. 6,670 126,997
Target Corp. 20,551 2,586,960
5,625,864
Multi-Utilities 1.0%
Ameren Corp. 9,929 796,703
CenterPoint Energy, Inc. 22,502 427,763
CMS Energy Corp. 11,966 767,978
Consolidated Edison, Inc. 13,952 1,071,932
Dominion Energy, Inc. 34,570 2,801,207
DTE Energy Co. 7,826 904,920
NiSource, Inc. 15,688 383,572
Public Service Enterprise
Group, Inc. 20,551 1,149,623
Sempra Energy(a) 11,965 1,489,164
WEC Energy Group, Inc. 12,957 1,234,284
11,027,146
Oil, Gas & Consumable Fuels 2.3%
Apache Corp. 15,793 242,423
Cabot Oil & Gas Corp. 16,238 303,651
Chevron Corp. 76,865 6,452,048
Concho Resources, Inc. 7,917 415,959
ConocoPhillips 44,063 1,647,516
Devon Energy Corp. 16,286 170,840
Diamondback Energy, Inc. 6,424 256,061
EOG Resources, Inc. 23,987 1,123,791
Exxon Mobil Corp. 174,143 7,327,937
Hess Corp. 10,791 531,025
HollyFrontier Corp. 6,347 174,542
Kinder Morgan, Inc. 79,334 1,118,609
Marathon Oil Corp. 34,065 187,017
Marathon Petroleum Corp. 27,046 1,033,157
Noble Energy, Inc. 20,011 199,910
Occidental Petroleum Corp. 37,460 589,620
ONEOK, Inc. 17,363 484,601
Phillips 66 17,893 1,109,724
Pioneer Natural Resources
Co. 6,642 643,743
Valero Energy Corp. 16,942 952,649
Williams Cos., Inc. (The) 49,429 945,577
25,910,400
Personal Products 0.2%
Coty, Inc., Class A 12,087 44,843
Estee Lauder Cos., Inc. (The),
Class A 9,194 1,816,183
1,861,026
Pharmaceuticals 4.2%
Bristol-Myers Squibb Co. 93,171 5,465,411
Eli Lilly & Co. 34,664 5,209,653
Johnson & Johnson 108,537 15,820,353
Merck & Co., Inc. 103,950 8,340,948
Mylan NV* 21,775 350,795
Perrigo Co. plc 5,728 303,699
Pfizer, Inc. 228,761 8,802,723

Nationwide S&P 500 Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 77
Common Stocks
Shares Value ($)
Pharmaceuticals
Zoetis, Inc.(a) 19,540 2,963,827
47,257,409
Professional Services 0.3%
Equifax, Inc.(a) 5,034 818,327
IHS Markit Ltd. 16,367 1,321,308
Nielsen Holdings plc 13,631 196,695
Robert Half International, Inc. 4,497 228,762
Verisk Analytics, Inc. 6,680 1,260,583
3,825,675
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 13,666 598,707
Road & Rail 1.0%
CSX Corp. 31,437 2,242,716
JB Hunt Transport Services,
Inc.(a) 3,557 460,276
Kansas City Southern 3,983 684,478
Norfolk Southern Corp. 10,503 2,018,782
Old Dominion Freight Line,
Inc.(a) 3,870 707,513
Union Pacific Corp. 28,000 4,853,800
10,967,565
Semiconductors & Semiconductor Equipment 4.7%
Advanced Micro Devices,
Inc.*(a) 48,035 3,719,350
Analog Devices, Inc. 15,189 1,744,457
Applied Materials, Inc. 37,712 2,426,013
Broadcom, Inc. 16,490 5,223,207
Intel Corp. 174,493 8,328,551
KLA Corp. 6,359 1,270,719
Lam Research Corp. 5,994 2,260,697
Maxim Integrated Products,
Inc. 11,005 749,330
Microchip Technology, Inc.(a) 10,057 1,023,099
Micron Technology, Inc.* 45,709 2,287,964
NVIDIA Corp. 25,345 10,761,234
Qorvo, Inc.* 4,646 595,385
QUALCOMM, Inc. 46,363 4,896,396
Skyworks Solutions, Inc. 6,949 1,011,635
Texas Instruments, Inc. 37,881 4,831,722
Xilinx, Inc. 9,886 1,061,262
52,191,021
Software 9.0%
Adobe, Inc.* 19,842 8,816,197
ANSYS, Inc.* 3,575 1,110,395
Autodesk, Inc.*(a) 8,970 2,120,777
Cadence Design Systems,
Inc.* 11,478 1,253,972
Citrix Systems, Inc. 4,754 678,681
Fortinet, Inc.* 5,588 772,820
Intuit, Inc. 10,743 3,291,333
Microsoft Corp. 312,356 64,036,104
NortonLifeLock, Inc. 22,611 485,006
Oracle Corp. 85,736 4,754,061
Paycom Software, Inc.* 1,977 562,199
salesforce.com, Inc.* 37,108 7,230,494
ServiceNow, Inc.* 7,852 3,448,598
Synopsys, Inc.* 6,271 1,249,309
Common Stocks
Shares Value ($)
Software
Tyler Technologies, Inc.*(a) 1,638 585,176
100,395,122
Specialty Retail 2.4%
Advance Auto Parts, Inc. 2,915 437,658
AutoZone, Inc.* 952 1,149,464
Best Buy Co., Inc. 9,218 918,021
CarMax, Inc.* 6,653 645,141
Gap, Inc. (The) 9,174 122,656
Home Depot, Inc. (The) 44,296 11,760,145
L Brands, Inc. 9,730 237,509
Lowe's Cos., Inc. 31,074 4,627,229
O'Reilly Automotive, Inc.* 3,051 1,456,486
Ross Stores, Inc. 14,729 1,320,750
Tiffany & Co. 4,536 568,633
TJX Cos., Inc. (The) 49,219 2,558,896
Tractor Supply Co. 4,794 684,296
Ulta Beauty, Inc.* 2,286 441,175
26,928,059
Technology Hardware, Storage & Peripherals 6.7%
Apple, Inc. 167,828 71,333,613
Hewlett Packard Enterprise
Co. 51,876 512,016
HP, Inc. 58,589 1,029,995
NetApp, Inc. 8,999 398,656
Seagate Technology plc 9,210 416,476
Western Digital Corp. 12,334 531,595
Xerox Holdings Corp. 8,087 134,649
74,357,000
Textiles, Apparel & Luxury Goods 0.6%
Hanesbrands, Inc. 15,022 212,261
NIKE, Inc., Class B 51,111 4,988,945
PVH Corp.(a) 3,105 151,089
Ralph Lauren Corp. 1,796 128,055
Tapestry, Inc. 10,715 143,152
Under Armour, Inc., Class A* 7,994 84,097
Under Armour, Inc., Class C* 8,313 78,890
VF Corp. 13,182 795,666
6,582,155
Tobacco 0.7%
Altria Group, Inc. 76,375 3,142,831
Philip Morris International, Inc. 64,151 4,927,439
8,070,270
Trading Companies & Distributors 0.2%
Fastenal Co.(a) 23,441 1,102,665
United Rentals, Inc.* 2,993 465,022
WW Grainger, Inc. 1,747 596,653
2,164,340
Water Utilities 0.1%
American Water Works Co.,
Inc. 7,545 1,111,152
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.* 23,413 2,514,088
Total Common Stocks
(cost $831,925,052) 1,114,133,693

78 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide S&P 500 Index Fund
Short-Term Investment 0.1%
Shares Value ($)
Money Market Fund 0.1%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.09%(b)(c) 1,099,712 1,099,712
Total Short-Term Investment
(cost $1,099,712) 1,099,712
Warrants 0.0%
Number of
Warrants
Oil, Gas & Consumable Fuels 0.0%
†
Occidental Petroleum Corp.,
expiring 8/3/2027* 4,682 26,219
Total Warrants
(cost $–) 26,219
Repurchase Agreement 0.0%
†
Principal
Amount ($)
BNP Paribas Securities
Corp.,
0.07%, dated 7/31/2020,
due 8/3/2020, repurchase
price $123,563,
collateralized by U.S.
Treasury Note, 1.50%,
maturing 8/15/2026; total
market value $126,802.(c) 123,562 123,562
Total Repurchase Agreement
(cost $123,562) 123,562
Total Investments
(cost $833,148,326) — 99.7% 1,115,383,186
Other assets in excess of liabilities — 0.3% 3,245,801
NET ASSETS — 100.0%
$ 1,118,628,987
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at July 31,
2020. The total value of securities on loan at July 31, 2020 was $12,615,723, which was collateralized by cash used to
purchase a money market fund and a repurchase agreement
with a value of $1,099,712 and $123,562, respectively, and
by $11,842,318 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 4.50%, and maturity dates ranging from 8/31/2020 –
11/15/2048; total value of $13,065,592.
(b) Represents 7-day effective yield as of July 31, 2020.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2020 was $1,223,274.
REIT Real Estate Investment Trust
Futures contracts outstanding as of July 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 32 9/2020 USD 5,221,600 78,361
78,361
At July 31, 2020, the Fund had $364,200 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

Nationwide S&P 500 Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 79
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

80 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide S&P 500 Index Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2020. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2020:
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,114,133,693 $ – $ – $ 1,114,133,693
Futures Contracts 78,361 – – 78,361
Repurchase Agreement – 123,562 – 123,562
Short-Term Investment 1,099,712 – – 1,099,712
Warrant 26,219 – – 26,219
Total $ 1,115,337,985 $ 123,562 $ – $ 1,115,461,547
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 78,361
Total $ 78,361
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Small Cap Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 81
Common Stocks 98.6%
Shares Value ($)
Aerospace & Defense 0.9%
AAR Corp. 4,047 69,689
Aerojet Rocketdyne Holdings,
Inc.* 8,682 358,132
AeroVironment, Inc.* 2,552 195,356
Astronics Corp.* 2,726 23,716
Cubic Corp. 3,807 159,894
Ducommun, Inc.* 1,304 46,879
Kaman Corp. 3,371 133,121
Kratos Defense & Security
Solutions, Inc.* 12,556 226,133
Maxar Technologies, Inc. 7,221 128,462
Moog, Inc., Class A 3,504 188,235
National Presto Industries, Inc. 608 51,917
PAE, Inc.*(a) 7,220 56,894
Park Aerospace Corp. 2,366 25,505
Parsons Corp.* 2,679 93,310
Triumph Group, Inc. 5,987 40,592
Vectrus, Inc.* 1,374 60,442
1,858,277
Air Freight & Logistics 0.4%
Air Transport Services Group,
Inc.*(a) 6,795 165,594
Atlas Air Worldwide Holdings,
Inc.* 3,046 158,636
Echo Global Logistics, Inc.* 3,095 77,576
Forward Air Corp. 3,282 170,631
Hub Group, Inc., Class A* 3,902 206,416
Radiant Logistics, Inc.* 4,820 20,485
799,338
Airlines 0.3%
Allegiant Travel Co. 1,586 177,680
Hawaiian Holdings, Inc.(a) 5,673 67,452
Mesa Air Group, Inc.* 4,294 13,311
SkyWest, Inc. 5,966 156,965
Spirit Airlines, Inc.*(a) 10,465 165,452
580,860
Auto Components 1.3%
Adient plc* 10,417 173,339
American Axle &
Manufacturing Holdings,
Inc.* 13,480 95,169
Cooper Tire & Rubber Co. 6,053 188,006
Cooper-Standard Holdings,
Inc.* 2,091 22,395
Dana, Inc. 17,210 196,710
Dorman Products, Inc.* 3,113 254,488
Fox Factory Holding Corp.* 4,535 403,615
Gentherm, Inc.* 3,832 148,567
Goodyear Tire & Rubber Co.
(The) 27,863 251,046
LCI Industries 2,954 371,613
Modine Manufacturing Co.* 6,058 32,955
Motorcar Parts of America,
Inc.*(a) 2,277 37,901
Standard Motor Products, Inc. 2,426 110,334
Stoneridge, Inc.* 3,077 63,755
Tenneco, Inc., Class A* 6,246 46,283
Visteon Corp.* 3,294 239,177
Common Stocks
Shares Value ($)
Auto Components
Workhorse Group, Inc.* 7,305 113,374
XPEL, Inc. Reg. S* 1,841 30,984
2,779,711
Automobiles 0.1%
Winnebago Industries, Inc. 3,747 226,356
Banks 7.7%
1st Constitution Bancorp 999 12,348
1st Source Corp. 2,059 68,194
ACNB Corp. 1,086 22,372
Allegiance Bancshares, Inc. 2,263 55,195
Altabancorp 1,955 36,656
Amalgamated Bank, Class A 1,683 19,439
Amerant Bancorp, Inc.* 2,787 37,206
American National
Bankshares, Inc. 1,400 30,744
Ameris Bancorp 7,853 181,208
Ames National Corp. 1,079 19,961
Arrow Financial Corp. 1,534 41,878
Atlantic Capital Bancshares,
Inc.* 2,553 25,530
Atlantic Union Bankshares
Corp.(a) 9,299 209,878
Auburn National Bancorp, Inc. 285 12,967
Banc of California, Inc.(a) 5,275 56,548
BancFirst Corp. 2,225 96,921
Bancorp, Inc. (The)* 6,189 58,362
BancorpSouth Bank 11,911 249,297
Bank First Corp. 703 43,734
Bank of Commerce Holdings 2,281 17,222
Bank of Marin Bancorp 1,519 47,712
Bank of NT Butterfield & Son
Ltd. (The) 6,164 160,449
Bank of Princeton (The) 675 12,143
Bank7 Corp. 499 4,945
BankFinancial Corp. 1,732 12,626
BankUnited, Inc. 11,067 222,889
Bankwell Financial Group, Inc. 876 13,052
Banner Corp. 3,987 141,259
Bar Harbor Bankshares(a) 1,861 36,997
Baycom Corp.* 1,512 15,543
BCB Bancorp, Inc. 1,663 13,387
Berkshire Hills Bancorp, Inc. 5,374 53,525
Boston Private Financial
Holdings, Inc. 9,533 56,102
Bridge Bancorp, Inc. 1,995 36,090
Brookline Bancorp, Inc. 9,129 87,593
Bryn Mawr Bank Corp. 2,489 64,814
Business First Bancshares,
Inc. 1,612 21,988
Byline Bancorp, Inc.(a) 2,862 37,092
C&F Financial Corp. 362 10,625
Cadence Bancorp(a) 14,601 114,034
California Bancorp, Inc.* 704 9,229
Cambridge Bancorp 761 41,239
Camden National Corp. 1,732 54,887
Capital Bancorp, Inc.* 850 9,027
Capital City Bank Group, Inc. 1,648 31,032
Capstar Financial Holdings,
Inc. 2,232 22,655

82 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
Carter Bank & Trust 2,792 19,684
Cathay General Bancorp 9,147 221,174
CB Financial Services, Inc. 585 10,120
CBTX, Inc. 2,089 32,985
Central Pacific Financial Corp. 3,216 50,041
Central Valley Community
Bancorp 1,479 19,434
Century Bancorp, Inc., Class A 297 20,683
Chemung Financial Corp. 476 12,857
ChoiceOne Financial Services,
Inc. 764 21,774
CIT Group, Inc. 11,864 225,060
Citizens & Northern Corp. 1,749 30,957
Citizens Holding Co. 495 10,672
City Holding Co. 1,852 115,676
Civista Bancshares, Inc. 1,956 25,682
CNB Financial Corp. 1,764 28,806
Coastal Financial Corp.* 1,129 15,095
Codorus Valley Bancorp, Inc. 1,055 12,396
Colony Bankcorp, Inc. 833 8,888
Columbia Banking System,
Inc.(a) 8,392 242,781
Community Bank System, Inc.
(a) 5,919 332,825
Community Bankers Trust
Corp. 2,576 13,292
Community Financial Corp.
(The) 537 12,093
Community Trust Bancorp, Inc. 1,969 60,271
ConnectOne Bancorp, Inc. 4,667 64,358
County Bancorp, Inc. 517 9,596
CrossFirst Bankshares, Inc.* 5,515 50,573
Customers Bancorp, Inc.* 3,522 41,736
CVB Financial Corp.(a) 15,264 275,820
Delmar Bancorp 723 4,208
Dime Community Bancshares,
Inc. 3,500 41,107
Eagle Bancorp Montana, Inc. 569 8,791
Eagle Bancorp, Inc.(a) 3,732 112,259
Enterprise Bancorp, Inc. 1,039 22,338
Enterprise Financial Services
Corp. 2,981 86,628
Equity Bancshares, Inc., Class
A* 1,920 27,149
Esquire Financial Holdings,
Inc.* 786 12,222
Evans Bancorp, Inc. 715 15,766
Farmers & Merchants
Bancorp, Inc. 1,277 27,443
Farmers National Banc Corp. 2,985 32,268
FB Financial Corp. 2,273 57,757
Fidelity D&D Bancorp, Inc. 486 22,191
Financial Institutions, Inc. 1,845 27,251
First Bancorp, Inc. (The) 1,353 27,249
First Bancorp/NC 3,398 70,203
First Bancorp/PR 24,605 133,851
First Bancshares, Inc. (The)(a) 2,513 50,034
First Bank 2,037 13,302
First Busey Corp.(a) 6,036 103,216
Common Stocks
Shares Value ($)
Banks
First Business Financial
Services, Inc. 1,217 18,097
First Capital, Inc. 393 21,029
First Choice Bancorp 1,496 22,634
First Commonwealth Financial
Corp. 11,392 89,655
First Community Bankshares,
Inc. 2,084 40,763
First Community Corp. 712 9,541
First Financial Bancorp(a) 11,347 157,893
First Financial Bankshares,
Inc. 15,369 459,840
First Financial Corp. 1,702 56,898
First Foundation, Inc. 4,440 68,243
First Guaranty Bancshares,
Inc. 499 5,883
First Internet Bancorp 1,240 18,166
First Interstate BancSystem,
Inc., Class A 5,165 150,353
First Merchants Corp. 6,545 159,894
First Mid Bancshares, Inc. 1,804 44,036
First Midwest Bancorp, Inc. 13,251 160,801
First Northwest Bancorp 1,130 11,582
First of Long Island Corp.
(The)(a) 2,775 41,375
First Savings Financial Group,
Inc. 194 8,245
First United Corp. 814 8,799
First Western Financial, Inc.* 575 8,113
Flushing Financial Corp. 3,298 36,542
FNCB Bancorp, Inc. 2,079 11,622
Franklin Financial Network,
Inc.(a) 1,559 41,158
Franklin Financial Services
Corp. 489 11,795
Fulton Financial Corp. 19,395 188,131
FVCBankcorp, Inc.* 1,453 14,327
German American Bancorp,
Inc.(a) 2,946 83,784
Glacier Bancorp, Inc. 11,359 401,086
Great Southern Bancorp, Inc. 1,410 50,859
Great Western Bancorp, Inc. 6,551 85,163
Guaranty Bancshares, Inc. 800 21,680
Hancock Whitney Corp. 10,398 198,186
Hanmi Financial Corp. 3,697 34,123
HarborOne Bancorp, Inc.(a) 5,784 50,089
Hawthorn Bancshares, Inc. 692 11,432
HBT Financial, Inc. 1,085 13,042
Heartland Financial USA, Inc. 4,244 132,583
Heritage Commerce Corp. 7,450 50,511
Heritage Financial Corp.(a) 3,987 75,414
Hilltop Holdings, Inc. 8,760 170,557
Home BancShares, Inc. 18,064 294,985
HomeTrust Bancshares, Inc. 2,085 30,066
Hope Bancorp, Inc. 13,860 116,840
Horizon Bancorp, Inc. 5,463 55,231
Howard Bancorp, Inc.* 1,385 13,171
Independent Bank Corp. 6,650 288,313
Independent Bank Group, Inc.
(a) 4,481 196,850

Nationwide Small Cap Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 83
Common Stocks
Shares Value ($)
Banks
International Bancshares
Corp.(a) 6,421 195,327
Investar Holding Corp. 1,235 16,463
Investors Bancorp, Inc. 27,815 225,858
Lakeland Bancorp, Inc. 6,153 62,638
Lakeland Financial Corp. 2,934 129,859
Landmark Bancorp, Inc. 335 6,901
LCNB Corp. 1,644 20,583
Level One Bancorp, Inc. 716 11,578
Limestone Bancorp, Inc.* 557 5,893
Live Oak Bancshares, Inc.(a) 3,477 59,144
Macatawa Bank Corp. 3,676 26,467
Mackinac Financial Corp. 1,033 9,400
MainStreet Bancshares, Inc.* 848 10,965
Mercantile Bank Corp. 2,062 43,900
Meridian Corp.* 467 7,014
Metrocity Bankshares, Inc. 2,292 30,896
Metropolitan Bank Holding
Corp.* 875 25,882
Mid Penn Bancorp, Inc. 696 13,377
Middlefield Banc Corp. 736 12,983
Midland States Bancorp, Inc. 2,876 40,523
MidWestOne Financial Group,
Inc. 1,949 35,238
MVB Financial Corp. 1,134 14,991
National Bank Holdings Corp.,
Class A 3,369 93,591
National Bankshares, Inc. 725 18,183
NBT Bancorp, Inc.(a) 4,979 148,324
Nicolet Bankshares, Inc.*(a) 1,116 62,518
Northeast Bank 1,065 20,278
Northrim Bancorp, Inc. 822 18,922
Norwood Financial Corp. 698 16,906
Oak Valley Bancorp 856 10,957
OceanFirst Financial Corp. 7,127 109,186
OFG Bancorp 5,998 78,454
Ohio Valley Banc Corp. 432 8,510
Old National Bancorp(a) 19,329 270,413
Old Second Bancorp, Inc.(a) 3,478 28,937
Origin Bancorp, Inc. 2,721 64,597
Orrstown Financial Services,
Inc. 1,271 17,286
Pacific Premier Bancorp, Inc. 10,176 213,798
Park National Corp.(a) 1,745 149,651
Parke Bancorp, Inc. 1,225 14,320
PCB Bancorp 1,516 13,947
Peapack-Gladstone Financial
Corp. 2,308 37,574
Penns Woods Bancorp, Inc. 982 19,836
Peoples Bancorp of North
Carolina, Inc. 748 12,379
Peoples Bancorp, Inc. 2,386 47,887
Peoples Financial Services
Corp. 798 28,656
Plumas Bancorp 601 12,543
Preferred Bank 1,668 62,133
Premier Financial Bancorp,
Inc. 1,744 18,486
Professional Holding Corp.,
Class A* 397 4,490
Common Stocks
Shares Value ($)
Banks
QCR Holdings, Inc. 1,833 54,770
RBB Bancorp 2,022 25,882
Red River Bancshares, Inc. 586 23,463
Reliant Bancorp, Inc. 1,984 29,264
Renasant Corp. 6,479 150,507
Republic Bancorp, Inc., Class
A 1,189 35,932
Republic First Bancorp, Inc.* 5,020 11,697
Richmond Mutual Bancorp,
Inc. 1,645 18,967
S&T Bancorp, Inc.(a) 4,379 94,148
Salisbury Bancorp, Inc. 310 11,287
Sandy Spring Bancorp, Inc. 5,617 129,865
SB Financial Group, Inc. 802 9,961
SB One Bancorp 1,005 18,603
Seacoast Banking Corp. of
Florida* 5,864 110,712
Select Bancorp, Inc.* 2,077 16,221
ServisFirst Bancshares, Inc. 5,764 210,905
Shore Bancshares, Inc. 1,507 13,970
Sierra Bancorp 1,721 30,255
Silvergate Capital Corp., Class
A* 1,837 25,112
Simmons First National Corp.,
Class A(a) 12,078 200,374
SmartFinancial, Inc. 1,611 22,973
South Plains Financial, Inc. 1,207 16,126
South State Corp. 8,370 398,914
Southern First Bancshares,
Inc.* 792 19,325
Southern National Bancorp of
Virginia, Inc. 2,292 19,299
Southside Bancshares, Inc. 3,733 103,404
Spirit of Texas Bancshares,
Inc.* 1,870 21,785
Stock Yards Bancorp, Inc. 2,529 98,859
Summit Financial Group, Inc. 1,539 23,147
Texas Capital Bancshares,
Inc.* 6,115 203,140
Tompkins Financial Corp. 1,698 109,572
Towne Bank 8,151 143,784
TriCo Bancshares 3,068 85,904
TriState Capital Holdings, Inc.* 3,379 44,772
Triumph Bancorp, Inc.* 2,740 71,788
Trustmark Corp. 7,440 167,549
UMB Financial Corp. 5,159 256,918
United Bankshares, Inc.(a) 14,813 389,878
United Community Banks, Inc. 9,375 168,094
United Security Bancshares 1,817 11,374
Unity Bancorp, Inc. 806 10,083
Univest Financial Corp. 3,674 56,175
Valley National Bancorp 47,715 356,431
Veritex Holdings, Inc.(a) 5,655 94,552
Washington Trust Bancorp,
Inc. 2,148 71,614
WesBanco, Inc. 7,922 157,093
West Bancorp, Inc. 2,133 35,003
Westamerica Bancorp(a) 3,035 183,193
16,917,822

84 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Beverages 0.3%
Celsius Holdings, Inc.* 4,001 58,695
Coca-Cola Consolidated, Inc. 544 124,881
Craft Brew Alliance, Inc.*(a) 1,485 21,993
MGP Ingredients, Inc.(a) 1,442 52,301
National Beverage Corp.* 1,380 88,527
New Age Beverages Corp.*(a) 12,276 27,866
Primo Water Corp. 18,663 265,201
639,464
Biotechnology 9.9%
89bio, Inc.* 324 9,843
Abeona Therapeutics, Inc.* 7,274 20,731
ADMA Biologics, Inc.* 6,948 24,804
Aduro Biotech, Inc.* 7,446 20,998
Adverum Biotechnologies,
Inc.* 8,715 146,151
Aeglea BioTherapeutics, Inc.* 5,052 34,606
Affimed NV* 8,956 31,615
Agenus, Inc.* 16,513 50,200
Aimmune Therapeutics, Inc.* 5,542 73,210
Akcea Therapeutics, Inc.* 1,949 21,127
Akebia Therapeutics, Inc.* 15,439 172,454
Akero Therapeutics, Inc.* 1,324 46,486
Albireo Pharma, Inc.* 1,572 44,425
Alector, Inc.* 5,480 85,872
Allakos, Inc.*(a) 2,897 217,478
Allogene Therapeutics, Inc.*(a) 5,757 211,109
Amicus Therapeutics, Inc.* 30,121 435,248
AnaptysBio, Inc.* 2,593 46,570
Anavex Life Sciences
Corp.*(a) 6,343 26,767
Anika Therapeutics, Inc.* 1,645 59,878
Apellis Pharmaceuticals, Inc.* 7,097 183,741
Applied Genetic Technologies
Corp.* 3,032 16,009
Applied Therapeutics, Inc.* 1,580 40,764
Aprea Therapeutics, Inc.* 770 21,121
Aptinyx, Inc.* 2,915 10,990
Aravive, Inc.* 1,483 8,735
Arcturus Therapeutics
Holdings, Inc.* 1,504 78,554
Arcus Biosciences, Inc.* 3,953 77,795
Arcutis Biotherapeutics,
Inc.*(a) 1,211 32,334
Ardelyx, Inc.* 8,559 48,358
Arena Pharmaceuticals, Inc.* 6,715 412,234
Arrowhead Pharmaceuticals,
Inc.* 11,896 512,361
Assembly Biosciences, Inc.* 3,610 80,142
Atara Biotherapeutics, Inc.* 6,878 85,218
Athenex, Inc.* 8,786 93,219
Athersys, Inc.*(a) 20,083 51,412
Atreca, Inc., Class A*(a) 2,516 32,582
AVEO Pharmaceuticals, Inc.* 1,488 6,339
Avid Bioservices, Inc.* 6,428 47,696
Avrobio, Inc.* 3,716 62,986
Axcella Health, Inc.* 1,409 6,326
Beam Therapeutics, Inc.*(a) 1,430 27,656
Beyondspring, Inc.* 1,676 18,486
Common Stocks
Shares Value ($)
Biotechnology
BioCryst Pharmaceuticals,
Inc.*(a) 17,668 71,909
Biohaven Pharmaceutical
Holding Co. Ltd.* 5,594 358,240
BioSpecifics Technologies
Corp.* 680 42,609
Bioxcel Therapeutics, Inc.* 1,253 56,836
Black Diamond Therapeutics,
Inc.* 1,405 39,087
Blueprint Medicines Corp.* 6,432 470,694
BrainStorm Cell Therapeutics,
Inc.* 3,118 42,249
Bridgebio Pharma, Inc.*(a) 8,561 240,907
Cabaletta Bio, Inc.* 1,519 17,362
Calithera Biosciences, Inc.* 7,704 36,209
Calyxt, Inc.* 1,119 4,935
CareDx, Inc.*(a) 5,085 169,585
CASI Pharmaceuticals, Inc.* 7,158 13,815
Castle Biosciences, Inc.* 1,103 42,708
Catabasis Pharmaceuticals,
Inc.* 2,196 12,693
Catalyst Biosciences, Inc.* 2,210 11,293
Catalyst Pharmaceuticals,
Inc.*(a) 10,934 47,016
Cellular Biomedicine Group,
Inc.* 1,523 20,058
CEL-SCI Corp.*(a) 3,816 47,738
Centogene NV* 469 5,956
Checkpoint Therapeutics, Inc.* 5,500 12,375
ChemoCentryx, Inc.* 5,294 279,047
Chimerix, Inc.* 6,687 20,797
Cidara Therapeutics, Inc.* 3,994 14,578
Clovis Oncology, Inc.*(a) 8,440 48,868
Cohbar, Inc. Reg. S* 2,438 3,633
Coherus Biosciences, Inc.*(a) 6,891 121,213
Concert Pharmaceuticals, Inc.* 3,385 31,379
Constellation Pharmaceuticals,
Inc.* 3,189 85,752
ContraFect Corp.* 1,722 9,574
Corbus Pharmaceuticals
Holdings, Inc.*(a) 7,472 46,849
Cortexyme, Inc.* 1,855 73,922
Crinetics Pharmaceuticals,
Inc.* 3,145 43,653
Cue Biopharma, Inc.* 3,276 61,949
Cyclerion Therapeutics, Inc.* 2,958 11,300
Cytokinetics, Inc.* 6,645 143,665
CytomX Therapeutics, Inc.* 5,283 37,034
Deciphera Pharmaceuticals,
Inc.* 4,438 205,790
Denali Therapeutics, Inc.* 7,445 174,362
DermTech, Inc.* 943 9,986
Dicerna Pharmaceuticals,
Inc.*(a) 7,624 163,916
Dyadic International, Inc.* 2,366 20,537
Dynavax Technologies
Corp.*(a) 10,564 85,674
Eagle Pharmaceuticals, Inc.* 1,205 55,900
Editas Medicine, Inc.* 6,569 192,866

Nationwide Small Cap Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 85
Common Stocks
Shares Value ($)
Biotechnology
Eidos Therapeutics, Inc.* 1,291 51,769
Eiger BioPharmaceuticals,
Inc.* 2,934 29,487
Emergent BioSolutions, Inc.* 5,239 582,786
Enanta Pharmaceuticals, Inc.* 2,215 101,558
Enochian Biosciences, Inc.* 1,508 5,806
Epizyme, Inc.* 10,565 146,220
Esperion Therapeutics, Inc.*(a) 3,079 115,863
Evelo Biosciences, Inc.*(a) 1,529 5,825
Exicure, Inc.* 7,024 15,734
Fate Therapeutics, Inc.* 7,423 232,117
Fennec Pharmaceuticals, Inc.* 2,571 21,712
FibroGen, Inc.* 9,879 399,803
Five Prime Therapeutics, Inc.* 3,166 18,679
Flexion Therapeutics, Inc.* 4,059 55,081
Fortress Biotech, Inc.* 6,511 18,068
Frequency Therapeutics,
Inc.*(a) 3,336 70,523
G1 Therapeutics, Inc.* 4,189 61,453
Galectin Therapeutics, Inc.*(a) 4,008 10,461
Galera Therapeutics, Inc.* 893 6,215
Genprex, Inc.*(a) 3,282 11,060
Geron Corp.* 21,758 34,595
GlycoMimetics, Inc.* 4,082 16,083
Gossamer Bio, Inc.* 5,820 69,374
Gritstone Oncology, Inc.* 3,112 9,974
Halozyme Therapeutics, Inc.* 15,916 432,756
Harpoon Therapeutics, Inc.* 1,194 13,146
Heron Therapeutics, Inc.* 10,456 170,328
Homology Medicines, Inc.* 4,035 53,060
Hookipa Pharma, Inc.* 1,160 11,206
iBio, Inc.* 4,492 19,944
Ideaya Biosciences, Inc.* 1,565 19,735
IGM Biosciences, Inc.* 840 42,218
Immunic, Inc.* 490 8,428
ImmunoGen, Inc.*(a) 20,398 83,836
Immunovant, Inc.* 2,263 51,166
Inovio Pharmaceuticals, Inc.* 16,996 330,402
Insmed, Inc.* 11,996 313,336
Intellia Therapeutics, Inc.*(a) 5,169 92,060
Intercept Pharmaceuticals,
Inc.*(a) 3,053 139,339
Invitae Corp.*(a) 13,692 399,806
Ironwood Pharmaceuticals,
Inc.* 18,547 170,076
IVERIC bio, Inc.* 5,589 22,412
Jounce Therapeutics, Inc.* 2,080 9,526
Kadmon Holdings, Inc.*(a) 18,669 68,329
KalVista Pharmaceuticals,
Inc.* 1,462 14,371
Karuna Therapeutics, Inc.* 1,836 150,185
Karyopharm Therapeutics,
Inc.* 8,260 132,573
Keros Therapeutics, Inc.* 852 27,349
Kezar Life Sciences, Inc.* 3,210 14,028
Kindred Biosciences, Inc.* 4,813 15,835
Kiniksa Pharmaceuticals Ltd.,
Class A* 2,288 44,662
Kodiak Sciences, Inc.* 3,439 159,329
Krystal Biotech, Inc.* 1,434 59,210
Common Stocks
Shares Value ($)
Biotechnology
Kura Oncology, Inc.* 6,320 103,901
La Jolla Pharmaceutical Co.* 2,654 10,563
Lexicon Pharmaceuticals,
Inc.*(a) 4,969 9,640
Ligand Pharmaceuticals, Inc.* 1,730 202,721
LogicBio Therapeutics, Inc.* 1,264 9,910
MacroGenics, Inc.* 5,731 145,567
Madrigal Pharmaceuticals,
Inc.*(a) 1,050 107,740
Magenta Therapeutics, Inc.* 1,922 13,492
MannKind Corp.*(a) 25,891 40,390
Marker Therapeutics, Inc.*(a) 3,396 6,826
MediciNova, Inc.*(a) 5,388 33,513
MEI Pharma, Inc.* 12,615 35,007
MeiraGTx Holdings plc* 2,429 31,553
Mersana Therapeutics, Inc.*(a) 5,430 107,948
Minerva Neurosciences, Inc.* 3,672 12,797
Mirati Therapeutics, Inc.* 4,348 527,456
Mirum Pharmaceuticals, Inc.* 622 13,734
Molecular Templates, Inc.* 2,853 31,297
Momenta Pharmaceuticals,
Inc.* 14,003 412,948
Morphic Holding, Inc.*(a) 1,622 36,511
Mustang Bio, Inc.* 3,607 11,110
Myriad Genetics, Inc.*(a) 8,531 102,969
NantKwest, Inc.* 3,592 40,159
Natera, Inc.* 8,276 397,414
Neoleukin Therapeutics, Inc.* 3,487 33,754
Neubase Therapeutics, Inc.* 2,082 15,480
NeuroBo Pharmaceuticals,
Inc.* 527 3,378
NextCure, Inc.* 1,898 16,930
Novavax, Inc.* 6,895 986,674
Nymox Pharmaceutical
Corp.*(a) 4,609 14,841
Oncocyte Corp.* 4,649 6,276
OPKO Health, Inc.*(a) 46,934 241,710
Organogenesis Holdings, Inc.* 2,619 9,638
Orgenesis, Inc.* 1,913 10,560
ORIC Pharmaceuticals,
Inc.*(a) 1,052 21,114
Ovid therapeutics, Inc.* 5,166 33,321
Oyster Point Pharma, Inc.* 672 15,033
Passage Bio, Inc.* 1,635 25,571
PDL BioPharma, Inc.*(a) 12,622 40,138
Pfenex, Inc.* 4,194 29,735
PhaseBio Pharmaceuticals,
Inc.* 1,706 6,824
Pieris Pharmaceuticals, Inc.* 5,940 15,266
Precigen, Inc.*(a) 7,959 33,507
Precision BioSciences, Inc.* 5,482 34,866
Prevail Therapeutics, Inc.* 1,650 24,700
Principia Biopharma, Inc.* 3,472 290,259
Protagonist Therapeutics, Inc.* 2,643 41,574
Protara Therapeutics, Inc.* 245 6,110
Prothena Corp. plc* 3,646 44,627
PTC Therapeutics, Inc.* 7,287 337,607
Puma Biotechnology, Inc.* 3,487 35,951
Radius Health, Inc.* 5,242 65,787
RAPT Therapeutics, Inc.* 1,328 28,685

86 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
REGENXBIO, Inc.* 4,085 135,213
Replimune Group, Inc.* 1,981 39,561
Retrophin, Inc.* 4,759 94,609
REVOLUTION Medicines,
Inc.* 1,644 39,653
Rhythm Pharmaceuticals, Inc.* 3,868 74,343
Rigel Pharmaceuticals, Inc.* 20,117 46,269
Rocket Pharmaceuticals, Inc.* 4,065 95,649
Rubius Therapeutics, Inc.* 4,757 23,357
Sangamo Therapeutics, Inc.* 13,441 145,566
Savara, Inc.* 5,887 11,715
Scholar Rock Holding Corp.* 2,637 29,772
Selecta Biosciences, Inc.* 7,885 18,766
Seres Therapeutics, Inc.* 4,820 18,027
Soleno Therapeutics, Inc.* 3,845 6,613
Solid Biosciences, Inc.* 3,359 8,834
Sorrento Therapeutics, Inc.*(a) 20,569 183,475
Spectrum Pharmaceuticals,
Inc.* 14,438 43,170
Spero Therapeutics, Inc.* 1,749 20,463
SpringWorks Therapeutics,
Inc.*(a) 2,529 107,811
Stoke Therapeutics, Inc.* 1,423 35,845
Sutro Biopharma, Inc.* 1,958 15,214
Syndax Pharmaceuticals, Inc.* 3,138 44,277
Syros Pharmaceuticals, Inc.* 4,855 46,074
TCR2 Therapeutics, Inc.* 2,034 34,069
TG Therapeutics, Inc.* 11,430 223,799
Translate Bio, Inc.* 5,875 89,241
Turning Point Therapeutics,
Inc.*(a) 3,287 194,689
Twist Bioscience Corp.* 3,510 196,700
Tyme Technologies, Inc.*(a) 8,042 9,570
Ultragenyx Pharmaceutical,
Inc.* 6,718 525,079
UNITY Biotechnology, Inc.* 3,918 36,947
UroGen Pharma Ltd.*(a) 2,352 51,956
Vanda Pharmaceuticals, Inc.* 6,140 61,891
Vaxart, Inc.* 4,871 45,739
VBI Vaccines, Inc.* 20,694 84,225
Veracyte, Inc.* 5,877 209,633
Verastem, Inc.* 18,820 25,219
Vericel Corp.* 5,453 89,920
Viela Bio, Inc.*(a) 2,353 86,143
Viking Therapeutics, Inc.*(a) 8,177 57,403
Vir Biotechnology, Inc.* 5,468 261,152
Voyager Therapeutics, Inc.* 3,041 33,664
X4 Pharmaceuticals, Inc.* 1,972 14,632
XBiotech, Inc.*(a) 1,527 22,203
Xencor, Inc.* 6,515 196,036
XOMA Corp.* 694 11,590
Y-mAbs Therapeutics, Inc.* 3,564 125,203
Zentalis Pharmaceuticals, Inc.* 1,245 42,953
ZIOPHARM Oncology, Inc.*(a) 25,642 76,157
21,605,216
Building Products 1.6%
AAON, Inc. 4,877 288,962
Advanced Drainage Systems,
Inc. 5,870 287,630
Common Stocks
Shares Value ($)
Building Products
Alpha Pro Tech Ltd.* 1,374 29,912
American Woodmark Corp.* 2,062 166,238
Apogee Enterprises, Inc. 3,029 65,396
Builders FirstSource, Inc.* 13,886 328,959
Caesarstone Ltd. 2,797 32,082
Cornerstone Building Brands,
Inc.* 5,786 32,807
CSW Industrials, Inc. 1,605 107,198
Gibraltar Industries, Inc.* 3,881 200,725
Griffon Corp. 4,294 98,204
Insteel Industries, Inc. 2,238 41,716
JELD-WEN Holding, Inc.* 8,307 162,817
Masonite International Corp.* 2,917 246,049
Patrick Industries, Inc.(a) 2,669 170,683
PGT Innovations, Inc.* 6,797 116,025
Quanex Building Products
Corp. 4,091 57,479
Resideo Technologies, Inc.* 14,964 198,722
Simpson Manufacturing Co.,
Inc.(a) 5,152 497,477
UFP Industries, Inc. 7,168 417,321
3,546,402
Capital Markets 1.5%
Artisan Partners Asset
Management, Inc., Class A 6,562 237,741
Assetmark Financial Holdings,
Inc.* 1,926 53,639
Associated Capital Group,
Inc., Class A 274 11,081
B. Riley Financial, Inc. 2,304 58,775
BGC Partners, Inc., Class A 30,745 85,164
Blucora, Inc.* 5,674 66,896
Brightsphere Investment
Group, Inc. 7,598 102,117
Calamos Asset Management,
Inc.*^∞ 5,293 0
Cohen & Steers, Inc. 2,944 177,170
Cowen, Inc., Class A 3,365 55,422
Diamond Hill Investment
Group, Inc. 345 39,340
Donnelley Financial Solutions,
Inc.* 3,935 34,038
Federated Hermes, Inc., Class
B 11,611 306,066
Focus Financial Partners, Inc.,
Class A* 3,791 140,077
GAMCO Investors, Inc., Class
A 668 7,876
Greenhill & Co., Inc. 2,012 24,104
Hamilton Lane, Inc., Class A 2,591 187,174
Houlihan Lokey, Inc. 5,218 285,946
Moelis & Co., Class A 6,377 189,971
Oppenheimer Holdings, Inc.,
Class A 1,187 25,153
Piper Sandler Cos. 2,133 132,054
PJT Partners, Inc., Class A 2,801 149,938
Pzena Investment
Management, Inc., Class A 2,448 12,827
Safeguard Scientifics, Inc. 2,919 16,609

Nationwide Small Cap Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 87
Common Stocks
Shares Value ($)
Capital Markets
Sculptor Capital Management,
Inc. 2,125 26,414
Siebert Financial Corp.* 976 3,377
Silvercrest Asset Management
Group, Inc., Class A 1,063 11,693
Stifel Financial Corp. 7,979 386,822
StoneX Group, Inc.*(a) 1,982 104,015
Value Line, Inc. 100 2,465
Virtus Investment Partners,
Inc. 894 121,512
Waddell & Reed Financial,
Inc., Class A 7,858 114,648
Westwood Holdings Group,
Inc. 984 11,178
WisdomTree Investments, Inc. 18,441 66,388
3,247,690
Chemicals 1.7%
Advanced Emissions
Solutions, Inc. 2,069 8,607
AdvanSix, Inc.* 3,153 39,255
AgroFresh Solutions, Inc.* 3,461 8,445
American Vanguard Corp.(a) 3,482 46,868
Amyris, Inc.*(a) 8,195 35,075
Avient Corp. 10,989 262,637
Balchem Corp. 3,804 381,389
Chase Corp. 862 86,683
Ferro Corp.* 9,632 112,598
FutureFuel Corp. 2,709 35,705
GCP Applied Technologies,
Inc.*(a) 5,639 128,682
Hawkins, Inc. 1,189 61,269
HB Fuller Co. 6,193 280,791
Ingevity Corp.* 4,984 291,464
Innospec, Inc. 2,901 218,068
Intrepid Potash, Inc.* 11,576 10,489
Koppers Holdings, Inc.* 2,609 65,669
Kraton Corp.* 3,662 48,155
Kronos Worldwide, Inc. 2,751 30,921
Livent Corp.* 17,320 108,596
Marrone Bio Innovations, Inc.* 7,658 8,500
Minerals Technologies, Inc. 4,012 188,083
Orion Engineered Carbons SA 7,136 72,787
PQ Group Holdings, Inc.* 4,300 52,761
Quaker Chemical Corp.(a) 1,557 302,058
Rayonier Advanced Materials,
Inc.* 8,717 25,366
Sensient Technologies Corp. 5,072 264,809
Stepan Co. 2,533 276,604
Trecora Resources* 2,828 16,261
Tredegar Corp. 3,130 49,704
Trinseo SA 4,683 101,621
Tronox Holdings plc, Class A 10,826 82,494
3,702,414
Commercial Services & Supplies 2.2%
ABM Industries, Inc. 7,973 286,231
ACCO Brands Corp. 10,930 71,264
Advanced Disposal Services,
Inc.* 8,628 260,220
Brady Corp., Class A 5,732 263,500
Common Stocks
Shares Value ($)
Commercial Services & Supplies
BrightView Holdings, Inc.* 3,875 46,965
Brink's Co. (The) 6,009 266,499
Casella Waste Systems, Inc.,
Class A* 5,430 300,876
CECO Environmental Corp.* 3,740 25,058
Cimpress plc*(a) 2,112 211,200
Covanta Holding Corp.(a) 14,486 142,542
Deluxe Corp. 4,898 138,271
Ennis, Inc. 3,165 54,754
Harsco Corp.* 9,417 150,295
Healthcare Services Group,
Inc. 8,904 233,196
Heritage-Crystal Clean, Inc.* 1,824 25,408
Herman Miller, Inc. 7,157 167,689
HNI Corp. 5,194 154,262
Interface, Inc. 7,378 58,876
KAR Auction Services, Inc. 15,566 235,514
Kimball International, Inc.,
Class B 4,530 49,558
Knoll, Inc.(a) 5,940 69,557
Matthews International Corp.,
Class A 3,465 74,844
McGrath RentCorp 2,860 165,937
NL Industries, Inc. 865 3,166
PICO Holdings, Inc.*(a) 2,236 18,156
Pitney Bowes, Inc. 19,352 64,636
Quad/Graphics, Inc. 3,834 11,924
SP Plus Corp.* 2,744 43,602
Steelcase, Inc., Class A 10,567 113,384
Team, Inc.* 3,600 14,220
Tetra Tech, Inc. 6,353 563,193
UniFirst Corp.(a) 1,762 328,578
US Ecology, Inc.(a) 3,748 129,981
Viad Corp. 2,386 34,502
VSE Corp. 1,035 29,115
4,806,973
Communications Equipment 1.0%
Acacia Communications, Inc.* 4,579 311,280
ADTRAN, Inc. 5,891 73,166
Applied Optoelectronics, Inc.* 2,334 33,166
CalAmp Corp.* 4,037 31,812
Calix, Inc.* 5,767 118,281
Cambium Networks Corp.* 543 6,570
Casa Systems, Inc.* 3,876 21,744
Clearfield, Inc.* 1,159 21,604
Comtech Telecommunications
Corp. 3,055 50,163
DASAN Zhone Solutions, Inc.* 1,609 16,267
Digi International, Inc.* 3,174 38,469
Extreme Networks, Inc.* 13,724 62,444
Genasys, Inc.* 3,863 16,225
Harmonic, Inc.* 11,137 62,145
Infinera Corp.* 18,777 148,151
Inseego Corp.*(a) 6,818 91,907
InterDigital, Inc. 3,701 222,134
KVH Industries, Inc.* 1,677 13,617
NETGEAR, Inc.* 3,415 105,011
NetScout Systems, Inc.* 8,251 210,071
PCTEL, Inc.* 2,227 14,587

88 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Communications Equipment
Plantronics, Inc. 3,926 78,481
Resonant, Inc.* 5,942 16,400
Ribbon Communications, Inc.* 8,621 37,932
Viavi Solutions, Inc.*(a) 27,380 378,665
2,180,292
Construction & Engineering 1.3%
Aegion Corp.* 3,531 54,448
Ameresco, Inc., Class A*(a) 2,719 75,262
API Group Corp. Reg. S*(b) 16,894 235,333
Arcosa, Inc.(a) 5,817 245,594
Argan, Inc.(a) 1,692 72,587
Comfort Systems USA, Inc. 4,332 215,344
Concrete Pumping Holdings,
Inc.* 3,539 13,236
Construction Partners, Inc.,
Class A* 2,174 35,980
Dycom Industries, Inc.*(a) 3,706 158,728
EMCOR Group, Inc. 6,499 445,181
Fluor Corp. 10,680 108,829
Granite Construction, Inc. 5,648 95,790
Great Lakes Dredge & Dock
Corp.* 7,592 63,469
HC2 Holdings, Inc.* 5,558 15,062
IES Holdings, Inc.* 1,106 26,356
MasTec, Inc.* 6,805 270,703
MYR Group, Inc.* 1,979 72,570
Northwest Pipe Co.* 985 24,477
NV5 Global, Inc.*(a) 1,262 71,606
Primoris Services Corp. 5,926 94,994
Sterling Construction Co., Inc.* 3,270 33,681
Tutor Perini Corp.* 5,021 59,097
WillScot Mobile Mini Holdings
Corp.*(a) 19,403 292,209
2,780,536
Construction Materials 0.1%
Forterra, Inc.* 2,016 26,188
Summit Materials, Inc., Class
A* 14,010 206,227
United States Lime & Minerals,
Inc. 239 21,560
US Concrete, Inc.* 1,971 48,920
302,895
Consumer Finance 0.7%
Atlanticus Holdings Corp.* 493 4,028
Curo Group Holdings Corp. 2,194 15,336
Encore Capital Group, Inc.* 3,675 134,248
Enova International, Inc.* 3,715 59,774
EZCORP, Inc., Class A* 6,242 35,704
FirstCash, Inc. 4,803 276,845
Green Dot Corp., Class A* 6,029 305,610
LendingClub Corp.* 8,511 44,427
Navient Corp. 23,210 184,752
Nelnet, Inc., Class A 2,059 119,422
Oportun Financial Corp.* 2,342 33,491
PRA Group, Inc.* 5,373 212,556
Regional Management Corp.* 1,003 15,235
World Acceptance Corp.* 576 42,797
1,484,225
Common Stocks
Shares Value ($)
Containers & Packaging 0.2%
Greif, Inc., Class A 3,024 105,205
Greif, Inc., Class B 782 30,725
Myers Industries, Inc. 4,472 67,348
O-I Glass, Inc. 18,914 197,462
Ranpak Holdings Corp.* 2,880 23,530
UFP Technologies, Inc.* 828 35,720
459,990
Distributors 0.1%
Core-Mark Holding Co., Inc.(a) 5,273 139,840
Funko, Inc., Class A* 3,320 18,393
Greenlane Holdings, Inc.,
Class A* 2,099 8,102
Weyco Group, Inc. 717 13,207
179,542
Diversified Consumer Services 0.7%
Adtalem Global Education,
Inc.* 6,147 211,088
American Public Education,
Inc.* 1,706 49,662
Aspen Group, Inc.* 2,046 18,005
Carriage Services, Inc. 1,875 41,456
Collectors Universe, Inc. 1,147 43,655
Franchise Group, Inc. 2,277 55,786
Houghton Mifflin Harcourt Co.* 12,709 37,619
K12, Inc.*(a) 4,686 214,572
Laureate Education, Inc.,
Class A* 13,122 166,387
OneSpaWorld Holdings Ltd.(a) 5,685 31,608
Perdoceo Education Corp.* 8,242 118,685
Regis Corp.* 2,782 21,366
Strategic Education, Inc. 2,573 324,738
Universal Technical Institute,
Inc.* 3,383 25,136
Vivint Smart Home, Inc.* 8,414 129,155
WW International, Inc.* 5,612 144,677
1,633,595
Diversified Financial Services 0.2%
Alerus Financial Corp. 1,719 33,314
A-Mark Precious Metals, Inc.* 528 12,720
Banco Latinoamericano de
Comercio Exterior SA, Class
E 4,014 46,844
Cannae Holdings, Inc.* 9,971 375,707
Marlin Business Services
Corp. 953 6,995
Morgan Group Holding Co.* 6 76
SWK Holdings Corp.* 394 4,972
480,628
Diversified Telecommunication Services 1.0%
Alaska Communications
Systems Group, Inc. 4,981 11,357
Anterix, Inc.* 1,498 65,283
ATN International, Inc. 1,327 76,475
Bandwidth, Inc., Class A* 2,268 328,361
Cincinnati Bell, Inc.* 6,020 90,360
Cogent Communications
Holdings, Inc. 5,013 451,721

Nationwide Small Cap Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 89
Common Stocks
Shares Value ($)
Diversified Telecommunication Services
Consolidated Communications
Holdings, Inc.* 9,041 65,999
IDT Corp., Class B* 2,090 13,606
Iridium Communications,
Inc.*(a) 13,944 381,926
Liberty Latin America Ltd.,
Class A*(a) 5,514 56,684
Liberty Latin America Ltd.,
Class C* 13,170 134,729
Ooma, Inc.* 2,476 37,487
ORBCOMM, Inc.* 9,628 40,534
Vonage Holdings Corp.* 27,567 329,426
2,083,948
Electric Utilities 0.8%
ALLETE, Inc. 6,246 370,388
Genie Energy Ltd., Class B 1,794 14,585
MGE Energy, Inc. 4,145 274,938
Otter Tail Corp. 4,665 178,436
PNM Resources, Inc. 9,459 399,453
Portland General Electric Co. 10,743 474,089
Spark Energy, Inc., Class A 1,584 11,959
1,723,848
Electrical Equipment 1.0%
Allied Motion Technologies,
Inc. 901 33,968
American Superconductor
Corp.* 2,605 24,226
Atkore International Group,
Inc.* 5,611 149,645
AZZ, Inc. 3,089 97,551
Bloom Energy Corp., Class A* 10,156 123,497
Encore Wire Corp. 2,390 119,954
EnerSys 5,100 343,026
FuelCell Energy, Inc.*(a) 25,316 56,455
LSI Industries, Inc. 3,205 18,781
Orion Energy Systems, Inc.* 2,737 10,838
Plug Power, Inc.*(a) 38,336 295,571
Powell Industries, Inc. 1,089 28,913
Preformed Line Products Co. 334 16,453
Sunrun, Inc.* 13,822 507,129
Thermon Group Holdings, Inc.* 3,683 49,905
TPI Composites, Inc.* 3,629 92,830
Ultralife Corp.* 710 5,041
Vicor Corp.* 2,124 173,042
Vivint Solar, Inc.* 5,971 121,450
2,268,275
Electronic Equipment, Instruments & Components 2.3%
Akoustis Technologies, Inc.*(a) 3,721 29,545
Arlo Technologies, Inc.* 9,745 41,124
Badger Meter, Inc. 3,413 213,654
Bel Fuse, Inc., Class B 1,549 18,898
Belden, Inc. 5,340 168,744
Benchmark Electronics, Inc. 4,510 91,824
CTS Corp. 3,775 74,972
Daktronics, Inc. 4,279 17,843
ePlus, Inc.* 1,520 113,301
Fabrinet* 4,348 315,795
FARO Technologies, Inc.* 2,068 123,728
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Fitbit, Inc., Class A*(a) 28,284 184,977
II-VI, Inc.* 11,775 597,228
Insight Enterprises, Inc.* 4,174 208,032
Intellicheck, Inc.* 1,955 14,311
Iteris, Inc.* 4,871 22,601
Itron, Inc.* 4,785 332,845
Kimball Electronics, Inc.* 2,647 35,152
Knowles Corp.* 10,635 162,290
Luna Innovations, Inc.* 3,300 18,711
Methode Electronics, Inc. 4,402 124,136
MTS Systems Corp. 2,527 46,876
Napco Security Technologies,
Inc.* 1,451 38,277
nLight, Inc.* 4,052 93,885
Novanta, Inc.* 4,016 416,379
OSI Systems, Inc.* 1,954 138,656
PAR Technology Corp.*(a) 1,920 59,059
PC Connection, Inc. 1,276 55,761
Plexus Corp.*(a) 3,365 249,986
Powerfleet, Inc.* 3,161 14,161
Research Frontiers, Inc.*(a) 3,039 10,272
Rogers Corp.* 2,205 262,814
Sanmina Corp.* 8,067 239,429
ScanSource, Inc.* 3,051 70,021
TTM Technologies, Inc.* 11,782 145,036
Vishay Intertechnology, Inc. 16,015 251,275
Vishay Precision Group,
Inc.*(a) 1,537 39,117
Wrap Technologies, Inc.* 1,508 14,778
5,055,493
Energy Equipment & Services 0.7%
Archrock, Inc. 16,048 106,880
Aspen Aerogels, Inc.* 2,345 14,891
Bristow Group, Inc.* 706 11,303
Cactus, Inc., Class A 5,844 132,191
ChampionX Corp.* 22,412 213,138
DMC Global, Inc.(a) 1,680 49,358
Dril-Quip, Inc.* 4,258 141,749
Exterran Corp.* 3,237 16,088
Frank's International NV* 19,560 44,597
Helix Energy Solutions Group,
Inc.* 16,764 70,241
Liberty Oilfield Services, Inc.,
Class A 8,098 45,754
Matrix Service Co.* 3,424 29,977
Nabors Industries Ltd. 833 35,327
National Energy Services
Reunited Corp.* 2,927 19,582
Newpark Resources, Inc.* 10,954 20,703
NexTier Oilfield Solutions, Inc.* 20,640 52,013
Oceaneering International,
Inc.* 11,649 65,467
Oil States International, Inc.* 7,031 31,499
Patterson-UTI Energy, Inc. 21,778 84,390
ProPetro Holding Corp.* 9,345 50,183
RPC, Inc.* 7,320 21,740
SEACOR Holdings, Inc.*(a) 2,375 69,065
Select Energy Services, Inc.,
Class A*(a) 7,795 34,610

90 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Energy Equipment & Services
Solaris Oilfield Infrastructure,
Inc., Class A(a) 3,843 27,900
Tidewater, Inc.* 4,739 29,477
Transocean Ltd.*(a) 71,230 145,309
US Silica Holdings, Inc.(a) 9,198 32,469
1,595,901
Entertainment 0.3%
AMC Entertainment Holdings,
Inc., Class A(a) 6,385 25,796
Cinemark Holdings, Inc. 12,952 153,222
Eros International plc*(a) 8,787 24,955
Gaia, Inc.* 1,589 14,587
Glu Mobile, Inc.* 15,305 144,479
IMAX Corp.* 6,056 68,372
Liberty Media Corp.-Liberty
Braves, Class C* 4,300 80,195
Liberty Media Corp-Liberty
Braves, Class A* 1,211 22,900
LiveXLive Media, Inc.* 3,365 10,196
Marcus Corp. (The) 2,585 35,699
580,401
Equity Real Estate Investment Trusts (REITs) 6.1%
Acadia Realty Trust 10,361 124,746
Agree Realty Corp. 6,281 420,639
Alexander & Baldwin, Inc. 8,868 104,820
Alexander's, Inc. 251 63,199
Alpine Income Property Trust,
Inc. 866 12,159
American Assets Trust, Inc. 6,106 164,862
American Finance Trust, Inc. 12,967 94,724
Armada Hoffler Properties, Inc. 7,100 68,444
Bluerock Residential Growth
REIT, Inc. 2,956 21,401
BRT Apartments Corp. 1,281 13,220
CareTrust REIT, Inc. 11,079 199,644
CatchMark Timber Trust, Inc.,
Class A 6,022 58,775
Chatham Lodging Trust 6,159 32,088
CIM Commercial Trust Corp. 1,381 14,086
City Office REIT, Inc. 5,844 50,551
Clipper Realty, Inc. 1,899 12,685
Colony Capital, Inc. 59,081 113,436
Columbia Property Trust, Inc. 13,866 165,837
Community Healthcare Trust,
Inc. 2,552 116,703
CoreCivic, Inc. 14,577 129,881
CorEnergy Infrastructure Trust,
Inc. 1,534 13,438
CorePoint Lodging, Inc. 5,048 28,218
DiamondRock Hospitality Co. 24,250 112,035
Diversified Healthcare Trust 26,844 104,557
Easterly Government
Properties, Inc. 8,880 217,116
EastGroup Properties, Inc. 4,566 605,726
Essential Properties Realty
Trust, Inc. 11,059 178,050
Farmland Partners, Inc. 3,020 20,868
Four Corners Property Trust,
Inc. 8,511 214,477
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Franklin Street Properties
Corp. 13,130 68,933
Front Yard Residential Corp. 6,182 53,598
GEO Group, Inc. (The) 14,292 151,924
Getty Realty Corp. 4,134 122,490
Gladstone Commercial Corp. 4,210 76,622
Gladstone Land Corp. 2,208 35,505
Global Medical REIT, Inc. 5,224 62,113
Global Net Lease, Inc. 10,932 182,018
Healthcare Realty Trust, Inc. 15,885 465,431
Hersha Hospitality Trust 4,369 20,796
Independence Realty Trust,
Inc. 11,598 133,377
Industrial Logistics Properties
Trust 7,482 157,945
Innovative Industrial
Properties, Inc. 2,004 208,877
Investors Real Estate Trust 1,428 103,244
iStar, Inc. 9,102 105,674
Jernigan Capital, Inc. 2,664 37,323
Kite Realty Group Trust 10,199 100,664
Lexington Realty Trust 30,473 353,487
LTC Properties, Inc. 4,583 170,258
Macerich Co. (The) 17,274 131,801
Mack-Cali Realty Corp. 11,031 159,067
Monmouth Real Estate
Investment Corp. 11,243 162,237
National Health Investors, Inc. 5,165 320,230
National Storage Affiliates
Trust 7,363 226,928
New Senior Investment Group,
Inc. 10,491 35,669
NexPoint Residential Trust,
Inc. 2,552 97,563
Office Properties Income Trust 5,543 139,406
One Liberty Properties, Inc. 1,879 32,209
Pebblebrook Hotel Trust 15,355 162,763
Physicians Realty Trust 24,283 438,065
Piedmont Office Realty Trust,
Inc., Class A 15,195 246,311
Plymouth Industrial REIT, Inc. 1,768 23,461
PotlatchDeltic Corp. 7,858 336,401
Preferred Apartment
Communities, Inc., Class A 5,502 39,779
PS Business Parks, Inc. 2,406 331,908
QTS Realty Trust, Inc., Class A 7,051 507,319
Retail Opportunity Investments
Corp. 13,577 147,582
Retail Properties of America,
Inc., Class A 26,029 165,544
Retail Value, Inc. 2,277 28,827
RLJ Lodging Trust 19,608 157,060
RPT Realty 10,166 63,233
Ryman Hospitality Properties,
Inc. 6,093 195,098
Sabra Health Care REIT, Inc. 24,617 362,855
Safehold, Inc. 2,028 102,272
Saul Centers, Inc. 1,405 43,148

Nationwide Small Cap Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 91
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Seritage Growth Properties,
Class A* 4,135 38,497
Service Properties Trust 19,491 130,590
SITE Centers Corp. 18,687 136,976
STAG Industrial, Inc. 17,892 583,279
Summit Hotel Properties, Inc. 12,324 63,838
Sunstone Hotel Investors, Inc. 25,348 189,603
Tanger Factory Outlet Centers,
Inc. 11,310 72,723
Terreno Realty Corp. 7,840 476,358
UMH Properties, Inc. 4,050 49,815
Uniti Group, Inc. 23,033 228,027
Universal Health Realty
Income Trust 1,508 104,927
Urban Edge Properties 14,129 148,072
Urstadt Biddle Properties, Inc.,
Class A 3,625 35,561
Washington REIT 9,896 221,275
Whitestone REIT 4,691 30,961
Xenia Hotels & Resorts, Inc. 13,418 106,807
13,360,709
Food & Staples Retailing 0.9%
Andersons, Inc. (The) 3,654 51,960
BJ's Wholesale Club Holdings,
Inc.* 16,250 650,812
Chefs' Warehouse, Inc. (The)* 3,171 36,562
HF Foods Group, Inc.*(a) 4,395 38,940
Ingles Markets, Inc., Class A 1,611 64,843
Natural Grocers by Vitamin
Cottage, Inc. 1,040 16,463
Performance Food Group Co.* 15,675 439,213
PriceSmart, Inc.(a) 2,747 179,571
Rite Aid Corp.*(a) 6,505 98,616
SpartanNash Co. 4,356 91,585
United Natural Foods, Inc.* 6,290 124,857
Village Super Market, Inc.,
Class A(a) 973 24,568
Weis Markets, Inc. 1,150 57,293
1,875,283
Food Products 1.4%
Alico, Inc. 596 17,987
B&G Foods, Inc.(a) 7,638 220,814
Bridgford Foods Corp.* 206 3,317
Calavo Growers, Inc. 1,970 113,807
Cal-Maine Foods, Inc.* 3,793 166,683
Darling Ingredients, Inc.* 19,118 533,966
Farmer Bros Co.* 2,090 10,408
Fresh Del Monte Produce, Inc.
(a) 3,777 85,285
Freshpet, Inc.* 4,594 441,254
Hostess Brands, Inc.* 14,339 181,818
J & J Snack Foods Corp. 1,801 221,757
John B Sanfilippo & Son, Inc. 1,046 92,226
Lancaster Colony Corp. 2,242 355,559
Landec Corp.* 2,718 25,658
Limoneira Co. 1,661 22,390
Sanderson Farms, Inc. 2,385 265,916
Seneca Foods Corp., Class A* 828 32,441
Common Stocks
Shares Value ($)
Food Products
Simply Good Foods Co.
(The)*(a) 9,945 239,078
Tootsie Roll Industries, Inc.(a) 1,783 56,521
3,086,885
Gas Utilities 1.1%
Brookfield Infrastructure Corp.,
Class A 3,854 175,897
Chesapeake Utilities Corp.(a) 1,898 160,362
New Jersey Resources Corp. 11,418 354,643
Northwest Natural Holding Co. 3,616 193,420
ONE Gas, Inc. 6,153 465,782
RGC Resources, Inc. 917 21,274
South Jersey Industries, Inc.
(a) 10,996 256,537
Southwest Gas Holdings, Inc. 6,538 455,306
Spire, Inc. 5,883 362,746
2,445,967
Health Care Equipment & Supplies 3.6%
Accelerate Diagnostics,
Inc.*(a) 3,444 50,041
Accuray, Inc.* 10,494 23,402
Alphatec Holdings, Inc.* 5,452 27,096
AngioDynamics, Inc.* 4,148 34,262
Antares Pharma, Inc.* 18,720 48,859
Apyx Medical Corp.* 4,134 18,562
Aspira Women's Health, Inc.* 5,812 25,980
AtriCure, Inc.* 4,548 185,604
Atrion Corp. 163 101,076
Avanos Medical, Inc.* 5,688 174,451
Axogen, Inc.* 4,170 47,413
Axonics Modulation
Technologies, Inc.* 3,599 152,454
Bellerophon Therapeutics,
Inc.* 444 5,701
Beyond Air, Inc.* 1,342 8,334
BioLife Solutions, Inc.* 825 15,947
BioSig Technologies, Inc.* 2,445 22,054
Cantel Medical Corp. 4,538 214,420
Cardiovascular Systems, Inc.* 4,108 125,212
Cerus Corp.* 19,022 135,627
Chembio Diagnostics, Inc.*(a) 1,867 10,324
Co-Diagnostics, Inc.*(a) 3,006 72,144
CONMED Corp. 3,247 268,007
CryoLife, Inc.* 4,238 82,260
CryoPort, Inc.* 3,909 129,544
Cutera, Inc.* 2,055 29,243
CytoSorbents Corp.* 4,022 38,511
Electromed, Inc.* 833 13,819
FONAR Corp.* 745 18,342
GenMark Diagnostics, Inc.* 7,969 142,326
Glaukos Corp.* 5,027 219,680
Heska Corp.* 804 77,361
Inogen, Inc.* 2,199 67,509
Integer Holdings Corp.* 3,869 254,464
IntriCon Corp.* 1,035 11,178
Invacare Corp. 4,418 31,103
iRadimed Corp.* 520 11,586
iRhythm Technologies, Inc.* 3,194 397,589
Lantheus Holdings, Inc.* 7,880 106,222

92 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
LeMaitre Vascular, Inc.(a) 1,903 55,815
LivaNova plc* 5,791 269,513
Meridian Bioscience, Inc.* 5,100 124,899
Merit Medical Systems, Inc.* 6,421 287,147
Mesa Laboratories, Inc.(a) 482 114,205
Milestone Scientific, Inc.* 4,670 9,013
Misonix, Inc.* 1,753 21,790
Natus Medical, Inc.* 3,981 73,967
Nemaura Medical, Inc.* 881 5,586
Neogen Corp.*(a) 6,197 475,744
Nevro Corp.*(a) 3,979 529,048
NuVasive, Inc.* 6,138 350,725
OraSure Technologies, Inc.* 7,018 127,377
Orthofix Medical, Inc.* 2,116 64,982
OrthoPediatrics Corp.* 1,322 55,775
PAVmed, Inc.* 3,506 6,977
Pulse Biosciences, Inc.*(a) 1,336 13,694
Quotient Ltd.* 7,126 55,868
Repro-Med Systems, Inc.* 2,864 29,871
Retractable Technologies, Inc.* 1,735 20,768
Rockwell Medical, Inc.*(a) 9,454 16,261
SeaSpine Holdings Corp.* 3,096 29,010
Shockwave Medical, Inc.* 3,174 156,542
SI-BONE, Inc.* 3,022 51,676
Sientra, Inc.* 6,110 23,218
Silk Road Medical, Inc.* 3,762 174,783
Soliton, Inc.* 749 4,824
STAAR Surgical Co.*(a) 5,323 309,745
Stereotaxis, Inc.* 5,382 20,721
Surgalign Holdings, Inc.* 6,820 19,164
Surmodics, Inc.* 1,613 76,279
Tactile Systems Technology,
Inc.* 2,160 88,517
Tela Bio, Inc.* 644 7,496
TransMedics Group, Inc.* 2,268 40,960
Utah Medical Products, Inc. 413 33,659
Vapotherm, Inc.* 2,251 117,592
Varex Imaging Corp.* 4,401 69,008
Venus Concept, Inc.*(a) 2,506 7,167
ViewRay, Inc.* 13,585 37,630
VolitionRX Ltd.* 2,576 8,320
Wright Medical Group NV*(a) 15,183 455,794
Zynex, Inc.*(a) 1,938 37,055
7,875,892
Health Care Providers & Services 2.5%
1Life Healthcare, Inc.*(a) 2,484 73,551
AdaptHealth Corp.* 795 15,487
Addus HomeCare Corp.* 1,614 155,606
American Renal Associates
Holdings, Inc.* 1,569 10,120
AMN Healthcare Services,
Inc.* 5,514 302,939
Apollo Medical Holdings, Inc.* 1,106 18,526
Avalon GloboCare Corp.* 2,534 4,105
BioTelemetry, Inc.* 3,944 167,857
Brookdale Senior Living, Inc.* 21,830 60,469
Community Health Systems,
Inc.* 10,016 49,880
CorVel Corp.*(a) 1,060 84,259
Common Stocks
Shares Value ($)
Health Care Providers & Services
Covetrus, Inc.* 11,769 260,801
Cross Country Healthcare,
Inc.* 4,309 27,944
Ensign Group, Inc. (The) 6,142 282,471
Enzo Biochem, Inc.* 5,766 13,723
Exagen, Inc.* 547 6,810
Five Star Senior Living, Inc.* 2,580 11,713
Fulgent Genetics, Inc.* 1,123 29,591
Hanger, Inc.* 4,258 74,345
HealthEquity, Inc.* 8,837 455,636
InfuSystem Holdings, Inc.* 1,605 19,597
Joint Corp. (The)* 1,635 23,609
LHC Group, Inc.* 3,579 698,299
Magellan Health, Inc.* 2,760 204,709
MEDNAX, Inc.* 10,063 201,059
National HealthCare Corp. 1,471 87,260
National Research Corp. 1,522 87,043
Ontrak, Inc.*(a) 884 33,822
Option Care Health, Inc.* 3,877 45,671
Owens & Minor, Inc. 7,730 124,298
Patterson Cos., Inc. 10,241 272,001
Pennant Group, Inc. (The)* 2,941 73,701
PetIQ, Inc.*(a) 2,368 86,408
Progyny, Inc.*(a) 3,012 80,195
Providence Service Corp.
(The)* 1,413 114,467
R1 RCM, Inc.* 12,379 169,221
RadNet, Inc.* 5,263 83,629
Select Medical Holdings Corp.* 12,806 243,826
Sharps Compliance Corp.* 1,434 10,970
Surgery Partners, Inc.*(a) 2,705 41,305
Tenet Healthcare Corp.* 12,517 330,949
Tivity Health, Inc.* 5,218 68,460
Triple-S Management Corp.,
Class B*(a) 2,793 54,352
US Physical Therapy, Inc. 1,528 126,916
Viemed Healthcare, Inc.* 4,035 43,739
5,431,339
Health Care Technology 1.1%
Allscripts Healthcare Solutions,
Inc.* 19,292 173,628
Computer Programs &
Systems, Inc. 1,605 39,611
Evolent Health, Inc., Class A* 9,145 106,539
Health Catalyst, Inc.*(a) 3,785 132,096
HealthStream, Inc.* 2,948 64,723
HMS Holdings Corp.* 10,506 341,445
iCAD, Inc.* 2,285 21,068
Inovalon Holdings, Inc., Class
A* 8,704 204,805
Inspire Medical Systems, Inc.* 3,100 308,016
NantHealth, Inc.* 3,319 14,935
NextGen Healthcare, Inc.* 6,872 100,469
Omnicell, Inc.* 5,026 353,278
OptimizeRx Corp.* 1,486 21,027
Phreesia, Inc.* 3,359 100,972
Schrodinger, Inc.* 1,673 121,092
Simulations Plus, Inc.(a) 1,429 100,602

Nationwide Small Cap Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 93
Common Stocks
Shares Value ($)
Health Care Technology
Tabula Rasa HealthCare,
Inc.*(a) 2,387 134,149
Vocera Communications, Inc.* 3,613 111,172
2,449,627
Hotels, Restaurants & Leisure 2.8%
Accel Entertainment, Inc.* 4,582 36,610
BBX Capital Corp. 1,390 19,349
Biglari Holdings, Inc., Class A* 13 4,111
Biglari Holdings, Inc., Class B* 107 6,947
BJ's Restaurants, Inc. 2,328 46,700
Bloomin' Brands, Inc. 10,326 118,955
Bluegreen Vacations Corp. 905 6,516
Boyd Gaming Corp. 9,821 232,463
Brinker International, Inc. 5,354 143,969
Caesars Entertainment, Inc.* 16,165 501,923
Carrols Restaurant Group,
Inc.* 4,193 25,745
Century Casinos, Inc.* 3,456 13,928
Cheesecake Factory, Inc.
(The)(a) 5,205 124,920
Churchill Downs, Inc. 4,485 621,262
Chuy's Holdings, Inc.* 2,015 32,059
Cracker Barrel Old Country
Store, Inc. 2,875 317,601
Dave & Buster's
Entertainment, Inc.(a) 5,785 71,387
Del Taco Restaurants, Inc.* 3,615 27,655
Denny's Corp.* 6,463 57,424
Dine Brands Global, Inc.(a) 1,905 86,544
El Pollo Loco Holdings, Inc.*(a) 2,145 42,385
Everi Holdings, Inc.* 10,158 57,697
Fiesta Restaurant Group, Inc.* 2,020 13,090
GAN Ltd.* 916 17,725
Golden Entertainment, Inc.* 2,163 18,494
Hilton Grand Vacations, Inc.* 10,042 203,853
International Game
Technology plc 12,240 120,686
Jack in the Box, Inc.(a) 2,687 220,630
Kura Sushi USA, Inc., Class A* 421 4,374
Lindblad Expeditions Holdings,
Inc.* 2,907 21,076
Marriott Vacations Worldwide
Corp. 4,821 408,146
Monarch Casino & Resort,
Inc.* 1,532 55,443
Nathan's Famous, Inc. 349 17,775
Noodles & Co.* 3,587 24,930
Papa John's International, Inc. 3,791 358,894
Penn National Gaming, Inc.* 15,904 538,350
PlayAGS, Inc.* 3,335 11,272
RCI Hospitality Holdings, Inc. 1,255 15,160
Red Robin Gourmet Burgers,
Inc.* 1,455 12,717
Red Rock Resorts, Inc., Class
A 8,036 88,074
Ruth's Hospitality Group, Inc. 3,491 23,372
Scientific Games Corp.* 6,810 119,652
SeaWorld Entertainment,
Inc.*(a) 6,066 87,775
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Shake Shack, Inc., Class A* 4,137 200,851
Target Hospitality Corp.* 4,070 5,820
Texas Roadhouse, Inc. 7,840 440,530
Twin River Worldwide
Holdings, Inc. 2,305 49,696
Wingstop, Inc. 3,477 543,281
6,217,816
Household Durables 2.3%
Beazer Homes USA, Inc.* 3,115 34,857
Casper Sleep, Inc.*(a) 1,333 12,304
Cavco Industries, Inc.* 1,031 206,540
Century Communities, Inc.* 3,384 120,538
Ethan Allen Interiors, Inc. 2,918 34,549
GoPro, Inc., Class A* 15,413 81,535
Green Brick Partners, Inc.* 2,650 36,570
Hamilton Beach Brands
Holding Co., Class A 937 14,242
Helen of Troy Ltd.* 3,006 565,880
Hooker Furniture Corp. 1,389 29,725
Installed Building Products,
Inc.* 2,767 218,897
iRobot Corp.* 3,305 240,240
KB Home 10,480 352,547
La-Z-Boy, Inc. 5,263 149,785
Legacy Housing Corp.* 1,044 14,345
LGI Homes, Inc.* 2,592 295,773
Lifetime Brands, Inc. 1,472 10,378
Lovesac Co. (The)*(a) 1,170 37,183
M/I Homes, Inc.* 3,279 136,505
MDC Holdings, Inc. 6,139 275,211
Meritage Homes Corp.* 4,347 431,135
Purple Innovation, Inc.* 1,804 43,963
Skyline Champion Corp.* 6,270 177,002
Sonos, Inc.*(a) 9,622 153,952
Taylor Morrison Home Corp.* 15,080 353,626
TopBuild Corp.* 3,952 521,348
TRI Pointe Group, Inc.* 15,442 258,190
Tupperware Brands Corp.(a) 6,263 96,638
Turtle Beach Corp.* 1,733 31,783
Universal Electronics, Inc.*(a) 1,512 69,658
VOXX International Corp.* 2,527 16,476
5,021,375
Household Products 0.2%
Central Garden & Pet Co.* 1,134 42,933
Central Garden & Pet Co.,
Class A* 4,706 163,063
Oil-Dri Corp. of America 538 18,706
WD-40 Co.(a) 1,600 314,480
539,182
Independent Power and Renewable Electricity Producers
0.4%
Atlantic Power Corp.* 8,493 16,646
Clearway Energy, Inc., Class
A(a) 4,182 95,810
Clearway Energy, Inc., Class C 9,461 232,173
Ormat Technologies, Inc. 4,697 279,471
Sunnova Energy International,
Inc.* 3,699 92,512

94 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Independent Power and Renewable Electricity Producers
TerraForm Power, Inc., Class
A∞(a) 10,469 202,575
919,187
Industrial Conglomerates 0.0%
†
Raven Industries, Inc. 4,286 92,620
Insurance 2.4%
Ambac Financial Group, Inc.* 5,393 69,030
American Equity Investment
Life Holding Co.(a) 10,494 267,072
AMERISAFE, Inc. 2,242 142,277
Argo Group International
Holdings Ltd. 3,972 133,102
Benefytt Technologies, Inc.,
Class A*(a) 1,244 38,465
BRP Group, Inc., Class A* 2,442 42,613
Citizens, Inc.*(a) 5,986 34,360
CNO Financial Group, Inc. 16,912 255,371
Crawford & Co., Class A 1,976 14,484
Donegal Group, Inc., Class
A(a) 1,392 19,460
eHealth, Inc.* 3,008 207,973
Employers Holdings, Inc. 3,495 113,657
Enstar Group Ltd.* 1,451 243,696
FBL Financial Group, Inc.,
Class A 1,269 44,136
FedNat Holding Co. 1,541 14,424
Fidelity National Financial, Inc. 1,442 46,663
Genworth Financial, Inc.,
Class A* 60,936 124,310
Global Indemnity Ltd. 1,131 25,843
Goosehead Insurance, Inc.,
Class A* 1,511 156,132
Greenlight Capital Re Ltd.,
Class A* 3,197 20,653
HCI Group, Inc. 715 31,903
Heritage Insurance Holdings,
Inc. 2,920 34,660
Horace Mann Educators Corp. 4,758 178,806
Independence Holding Co. 651 21,522
Investors Title Co. 153 17,607
James River Group Holdings
Ltd. 3,419 158,368
Kinsale Capital Group, Inc. 2,444 476,336
MBIA, Inc.* 8,203 65,706
National General Holdings
Corp. 8,272 281,165
National Western Life Group,
Inc., Class A 313 60,969
NI Holdings, Inc.* 857 14,123
Palomar Holdings, Inc.* 2,151 196,472
ProAssurance Corp. 6,132 90,140
ProSight Global, Inc.* 1,141 8,968
Protective Insurance Corp.,
Class B 904 11,571
RLI Corp. 4,714 415,445
Safety Insurance Group, Inc. 1,697 128,412
Selective Insurance Group,
Inc. 7,068 384,075
Common Stocks
Shares Value ($)
Insurance
State Auto Financial Corp. 1,968 30,524
Stewart Information Services
Corp. 2,764 115,950
Third Point Reinsurance Ltd.* 9,378 73,055
Tiptree, Inc. 2,901 14,650
Trupanion, Inc.* 3,519 177,956
United Fire Group, Inc. 2,474 62,765
United Insurance Holdings
Corp. 2,471 18,285
Universal Insurance Holdings,
Inc. 3,399 59,517
Watford Holdings Ltd.* 2,007 32,935
5,175,606
Interactive Media & Services 0.4%
Cargurus, Inc.* 10,229 295,516
Cars.com, Inc.* 7,906 64,197
DHI Group, Inc.* 6,378 15,945
Eventbrite, Inc., Class A*(a) 7,631 65,016
EverQuote, Inc., Class A* 1,668 90,823
Liberty TripAdvisor Holdings,
Inc., Class A* 8,337 20,676
Meet Group, Inc. (The)* 7,701 47,977
QuinStreet, Inc.* 5,845 68,240
TrueCar, Inc.* 13,041 49,034
Yelp, Inc.* 8,455 211,206
928,630
Internet & Direct Marketing Retail 0.8%
1-800-Flowers.com, Inc.,
Class A* 3,111 87,886
CarParts.com, Inc.* 2,770 38,074
Duluth Holdings, Inc., Class
B*(a) 1,323 9,777
Groupon, Inc.* 2,865 43,978
Lands' End, Inc.* 1,896 16,343
Liquidity Services, Inc.* 3,270 16,840
Magnite, Inc.*(a) 12,058 72,408
Overstock.com, Inc.* 4,838 365,704
PetMed Express, Inc.(a) 2,363 73,726
Quotient Technology, Inc.* 10,711 85,795
RealReal, Inc. (The)* 7,486 102,109
Shutterstock, Inc.(a) 2,266 123,134
Stamps.com, Inc.* 1,953 508,327
Stitch Fix, Inc., Class A*(a) 6,725 148,959
Waitr Holdings, Inc.*(a) 8,811 47,051
1,740,111
IT Services 2.0%
Brightcove, Inc.* 4,720 49,938
Cardtronics plc, Class A* 4,212 94,054
Cass Information Systems,
Inc. 1,605 57,507
Conduent, Inc.* 20,184 38,551
CSG Systems International,
Inc. 3,878 163,380
Endurance International Group
Holdings, Inc.* 8,559 48,530
EVERTEC, Inc.(a) 7,157 222,225
Evo Payments, Inc., Class A* 4,904 111,272
ExlService Holdings, Inc.* 3,948 252,909

Nationwide Small Cap Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 95
Common Stocks
Shares Value ($)
IT Services
GreenSky, Inc., Class A*(a) 7,621 43,021
Grid Dynamics Holdings, Inc.* 2,376 15,872
GTT Communications, Inc.*(a) 3,546 22,340
Hackett Group, Inc. (The) 2,949 40,667
I3 Verticals, Inc., Class A* 1,623 39,244
Information Services Group,
Inc.* 4,221 8,653
International Money Express,
Inc.* 1,552 20,921
KBR, Inc. 17,037 378,903
Limelight Networks, Inc.* 13,446 84,306
LiveRamp Holdings, Inc.* 7,803 355,583
ManTech International Corp.,
Class A 3,194 222,239
MAXIMUS, Inc. 7,277 540,026
MoneyGram International,
Inc.* 7,976 27,756
NIC, Inc. 7,654 167,776
Paysign, Inc.*(a) 3,725 34,792
Perficient, Inc.* 3,840 150,566
Perspecta, Inc. 16,508 353,271
PFSweb, Inc.* 1,770 14,036
Priority Technology Holdings,
Inc.* 732 1,610
Repay Holdings Corp.* 4,192 92,769
ServiceSource International,
Inc.* 10,066 15,703
StarTek, Inc.* 1,992 9,721
Sykes Enterprises, Inc.* 4,509 123,817
TTEC Holdings, Inc. 2,146 101,849
Tucows, Inc., Class A* 1,083 65,532
Unisys Corp.* 7,344 87,320
Verra Mobility Corp.* 15,906 162,718
Virtusa Corp.* 3,435 139,461
4,358,838
Leisure Products 0.7%
Acushnet Holdings Corp.(a) 4,113 156,500
Callaway Golf Co.(a) 11,145 212,312
Clarus Corp. 2,506 30,022
Escalade, Inc. 1,486 22,810
Johnson Outdoors, Inc., Class
A 599 52,448
Malibu Boats, Inc., Class A* 2,433 143,012
Marine Products Corp. 999 12,817
MasterCraft Boat Holdings,
Inc.* 2,261 46,803
Nautilus, Inc.* 3,715 38,748
Smith & Wesson Brands,
Inc.*(a) 6,506 155,428
Sturm Ruger & Co., Inc. 2,019 164,286
Vista Outdoor, Inc.* 7,000 120,050
YETI Holdings, Inc.* 8,875 433,899
1,589,135
Life Sciences Tools & Services 0.7%
Champions Oncology, Inc.* 817 7,141
ChromaDex Corp.* 4,369 22,107
Codexis, Inc.* 6,118 72,376
Fluidigm Corp.* 8,697 61,227
Harvard Bioscience, Inc.* 4,360 13,560
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Luminex Corp. 5,044 183,602
Medpace Holdings, Inc.* 3,213 383,471
NanoString Technologies, Inc.* 4,458 160,978
NeoGenomics, Inc.*(a) 12,190 466,024
Pacific Biosciences of
California, Inc.* 18,076 67,423
Personalis, Inc.* 2,392 41,645
Quanterix Corp.* 2,252 72,762
1,552,316
Machinery 3.6%
Alamo Group, Inc.(a) 1,168 120,432
Albany International Corp.,
Class A 3,713 178,521
Altra Industrial Motion Corp. 7,772 266,036
Astec Industries, Inc. 2,711 120,612
Barnes Group, Inc.(a) 5,671 209,090
Blue Bird Corp.* 1,870 23,431
Chart Industries, Inc.* 4,262 292,075
CIRCOR International, Inc.* 2,532 66,389
Columbus McKinnon Corp. 2,885 95,580
Douglas Dynamics, Inc. 2,766 97,778
Eastern Co. (The) 572 9,329
Energy Recovery, Inc.* 4,640 35,218
Enerpac Tool Group Corp. 6,401 120,979
EnPro Industries, Inc. 2,539 121,186
ESCO Technologies, Inc. 3,037 261,000
Evoqua Water Technologies
Corp.* 10,169 195,550
ExOne Co. (The)*(a) 1,345 11,782
Federal Signal Corp. 7,063 218,317
Franklin Electric Co., Inc. 5,485 296,464
Gencor Industries, Inc.* 755 9,037
Gorman-Rupp Co. (The) 1,991 60,248
Graham Corp. 1,425 18,753
Greenbrier Cos., Inc. (The) 4,002 102,971
Helios Technologies, Inc.(a) 3,500 132,405
Hillenbrand, Inc. 8,932 261,082
Hurco Cos., Inc. 696 19,307
Hyster-Yale Materials
Handling, Inc. 1,147 42,795
John Bean Technologies Corp. 3,747 351,319
Kadant, Inc. 1,339 145,295
Kennametal, Inc. 9,980 269,061
L B Foster Co., Class A* 1,248 17,547
Lindsay Corp. 1,247 120,922
Luxfer Holdings plc 3,397 43,142
Lydall, Inc.*(a) 2,060 33,372
Manitowoc Co., Inc. (The)* 4,005 42,693
Mayville Engineering Co., Inc.* 801 6,080
Meritor, Inc.* 8,267 188,074
Miller Industries, Inc. 1,171 33,198
Mueller Industries, Inc. 6,706 187,500
Mueller Water Products, Inc.,
Class A(a) 18,848 190,742
Navistar International Corp.* 5,988 191,796
NN, Inc.(a) 5,093 26,789
Omega Flex, Inc. 354 43,099
Park-Ohio Holdings Corp. 1,094 15,775
Proto Labs, Inc.*(a) 3,155 378,979

96 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Machinery
RBC Bearings, Inc.* 2,940 359,915
REV Group, Inc. 3,479 22,613
Rexnord Corp. 12,578 364,385
Shyft Group, Inc. (The) 4,036 76,200
SPX Corp.* 5,052 212,184
SPX FLOW, Inc.*(a) 5,128 205,530
Standex International Corp. 1,532 82,039
Tennant Co.(a) 2,175 144,899
Terex Corp. 8,192 154,419
TriMas Corp.* 5,152 120,557
Wabash National Corp. 6,378 72,645
Watts Water Technologies,
Inc., Class A 3,213 269,539
Welbilt, Inc.* 15,417 93,735
7,850,410
Marine 0.1%
Costamare, Inc. 6,263 28,497
Eagle Bulk Shipping, Inc.*(a) 5,665 13,766
Genco Shipping & Trading Ltd. 1,943 13,193
Matson, Inc.(a) 5,130 186,834
Pangaea Logistics Solutions
Ltd. 2,095 4,274
Safe Bulkers, Inc.* 7,061 9,391
Scorpio Bulkers, Inc. 717 10,511
266,466
Media 0.8%
AMC Networks, Inc., Class A* 4,663 107,715
Boston Omaha Corp., Class A* 1,255 19,955
Cardlytics, Inc.*(a) 3,099 205,836
Central European Media
Enterprises Ltd., Class A* 10,621 42,272
comScore, Inc.* 7,838 23,514
Daily Journal Corp.* 126 35,784
Emerald Holding, Inc. 3,007 8,179
Entercom Communications
Corp., Class A 14,197 19,876
Entravision Communications
Corp., Class A 7,805 10,303
EW Scripps Co. (The), Class A 6,941 78,989
Fluent, Inc.* 5,334 9,708
Gannett Co., Inc. 13,690 20,261
Gray Television, Inc.* 10,563 151,473
Hemisphere Media Group,
Inc.* 1,888 16,614
iHeartMedia, Inc., Class A*(a) 7,117 59,498
Loral Space &
Communications, Inc. 1,683 30,580
Meredith Corp. 4,964 71,283
MSG Networks, Inc., Class
A*(a) 4,622 44,048
National CineMedia, Inc. 8,669 21,412
Saga Communications, Inc.,
Class A 578 13,514
Scholastic Corp. 3,414 81,697
Sinclair Broadcast Group, Inc.,
Class A(a) 6,367 131,160
TechTarget, Inc.* 2,774 100,668
TEGNA, Inc. 26,264 309,390
Tribune Publishing Co. 1,940 18,915
Common Stocks
Shares Value ($)
Media
WideOpenWest, Inc.* 6,601 36,041
1,668,685
Metals & Mining 1.5%
Alcoa Corp.* 22,504 292,552
Allegheny Technologies, Inc.* 15,323 133,157
Arconic Corp.* 12,007 195,594
Caledonia Mining Corp. plc 1,227 28,135
Carpenter Technology Corp. 5,793 129,531
Century Aluminum Co.*(a) 5,968 51,981
Cleveland-Cliffs, Inc.(a) 47,505 246,076
Coeur Mining, Inc.* 28,393 225,157
Commercial Metals Co. 14,285 295,414
Compass Minerals
International, Inc.(a) 4,076 207,631
Gold Resource Corp. 7,512 32,978
Haynes International, Inc. 1,490 27,356
Hecla Mining Co. 61,439 339,143
Kaiser Aluminum Corp. 1,880 116,466
Materion Corp. 2,396 137,578
Novagold Resources, Inc.* 27,858 254,065
Olympic Steel, Inc. 1,332 14,093
Ryerson Holding Corp.* 2,201 12,392
Schnitzer Steel Industries,
Inc., Class A 3,290 60,536
SunCoke Energy, Inc. 10,314 32,902
TimkenSteel Corp.* 5,961 21,877
United States Steel Corp. 26,465 176,257
Warrior Met Coal, Inc.(a) 6,200 98,704
Worthington Industries, Inc. 4,495 168,203
3,297,778
Mortgage Real Estate Investment Trusts (REITs) 1.3%
Anworth Mortgage Asset Corp. 11,625 21,041
Apollo Commercial Real
Estate Finance, Inc. 18,524 172,273
Arbor Realty Trust, Inc. 12,615 128,547
Ares Commercial Real Estate
Corp. 3,888 35,497
Arlington Asset Investment
Corp., Class A 4,670 12,702
ARMOUR Residential REIT,
Inc. 7,791 72,768
Blackstone Mortgage Trust,
Inc., Class A 16,153 388,803
Broadmark Realty Capital, Inc. 15,238 140,494
Capstead Mortgage Corp. 11,460 70,479
Cherry Hill Mortgage
Investment Corp. 1,946 17,962
Chimera Investment Corp. 23,151 208,128
Colony Credit Real Estate, Inc. 10,389 65,451
Dynex Capital, Inc. 2,667 41,205
Ellington Financial, Inc. 4,968 58,424
Ellington Residential Mortgage
REIT 1,022 11,293
Granite Point Mortgage Trust,
Inc. 6,687 45,405
Great Ajax Corp. 2,552 21,998
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 8,387 293,797

Nationwide Small Cap Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 97
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Invesco Mortgage Capital, Inc. 19,033 58,431
KKR Real Estate Finance
Trust, Inc. 3,263 54,329
Ladder Capital Corp. 12,945 100,583
MFA Financial, Inc. 54,980 144,597
New York Mortgage Trust, Inc. 46,064 120,688
Orchid Island Capital, Inc. 8,005 41,146
PennyMac Mortgage
Investment Trust 11,505 216,869
Ready Capital Corp. 4,753 38,119
Redwood Trust, Inc. 14,078 100,376
TPG RE Finance Trust, Inc. 7,348 63,781
Two Harbors Investment Corp. 33,189 180,216
Western Asset Mortgage
Capital Corp. 6,394 13,491
2,938,893
Multiline Retail 0.2%
Big Lots, Inc. 4,771 187,691
Dillard's, Inc., Class A(a) 916 21,572
Macy's, Inc.(a) 28,131 170,474
379,737
Multi-Utilities 0.5%
Avista Corp. 7,928 294,367
Black Hills Corp. 7,523 435,281
NorthWestern Corp. 6,047 340,204
Unitil Corp. 1,654 71,370
1,141,222
Oil, Gas & Consumable Fuels 1.5%
Adams Resources & Energy,
Inc. 290 6,139
Antero Resources Corp.*(a) 29,151 86,287
Arch Resources, Inc.(a) 1,913 59,341
Ardmore Shipping Corp. 4,185 17,200
Berry Corp. 7,965 37,475
Bonanza Creek Energy, Inc.* 2,418 43,983
Brigham Minerals, Inc., Class
A 3,766 41,727
Clean Energy Fuels Corp.* 16,039 38,173
CNX Resources Corp.* 21,702 209,424
Comstock Resources, Inc.* 1,879 10,071
CONSOL Energy, Inc.* 3,017 17,740
Contango Oil & Gas Co.* 10,448 18,597
CVR Energy, Inc. 3,694 70,925
Delek US Holdings, Inc.(a) 7,621 133,215
DHT Holdings, Inc. 12,878 73,147
Diamond S Shipping, Inc.* 2,754 24,180
Dorian LPG Ltd.* 3,788 32,350
Earthstone Energy, Inc., Class
A* 4,110 10,809
Energy Fuels, Inc.* 14,782 25,277
Evolution Petroleum Corp. 3,703 9,702
Falcon Minerals Corp. 4,678 11,742
Frontline Ltd.(a) 13,843 110,744
Golar LNG Ltd.* 10,545 79,088
Goodrich Petroleum Corp.* 1,170 8,717
Green Plains, Inc.* 4,091 52,897
Gulfport Energy Corp.* 20,352 20,556
International Seaways, Inc. 2,902 50,118
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Kosmos Energy Ltd. 49,958 80,432
Magnolia Oil & Gas Corp.,
Class A* 15,018 89,808
Matador Resources Co.*(a) 13,020 113,014
Montage Resources Corp.* 2,673 11,467
NACCO Industries, Inc., Class
A 539 11,772
NextDecade Corp.*(a) 3,346 5,186
Nordic American Tankers Ltd.
(a) 16,359 74,433
Overseas Shipholding Group,
Inc., Class A* 8,148 18,822
Ovintiv, Inc.(a) 31,399 304,256
Par Pacific Holdings, Inc.* 4,906 36,353
PBF Energy, Inc., Class A 11,763 102,103
PDC Energy, Inc.*(a) 11,992 171,006
Peabody Energy Corp. 8,768 27,356
Penn Virginia Corp.*(a) 1,707 16,916
Petrocorp, Inc.*^∞ 1,500 0
PrimeEnergy Resources
Corp.* 62 4,418
Range Resources Corp. 25,392 164,032
Renewable Energy Group,
Inc.* 4,534 125,048
REX American Resources
Corp.*(a) 677 46,138
Scorpio Tankers, Inc.(a) 5,904 78,051
SFL Corp. Ltd. 10,939 90,903
SM Energy Co. 13,137 38,754
Southwestern Energy Co.* 63,929 155,348
Talos Energy, Inc.* 1,501 10,222
Tellurian, Inc.*(a) 18,472 16,473
Uranium Energy Corp.* 20,823 20,163
W&T Offshore, Inc.*(a) 11,415 25,798
Whiting Petroleum Corp.*(a) 11,482 8,956
World Fuel Services Corp. 7,510 176,710
3,323,562
Paper & Forest Products 0.6%
Boise Cascade Co. 4,661 217,156
Clearwater Paper Corp.* 1,926 71,108
Domtar Corp. 6,696 140,549
Louisiana-Pacific Corp. 13,501 427,577
Neenah, Inc. 2,040 91,004
P H Glatfelter Co.(a) 5,212 83,027
Schweitzer-Mauduit
International, Inc. 3,816 124,134
Verso Corp., Class A 4,108 50,159
1,204,714
Personal Products 0.4%
BellRing Brands, Inc., Class A* 4,721 93,806
Edgewell Personal Care Co.* 6,479 193,657
elf Beauty, Inc.* 3,292 58,795
Inter Parfums, Inc. 2,096 85,706
Lifevantage Corp.* 1,714 22,008
Medifast, Inc. 1,368 228,634
Nature's Sunshine Products,
Inc.* 728 6,923
Revlon, Inc., Class A*(a) 882 5,574
USANA Health Sciences, Inc.* 1,397 113,409

98 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Personal Products
Veru, Inc.* 5,127 14,509
823,021
Pharmaceuticals 1.9%
AcelRx Pharmaceuticals, Inc.* 9,771 10,650
Aerie Pharmaceuticals, Inc.*(a) 4,340 50,170
Agile Therapeutics, Inc.* 7,787 19,468
AMAG Pharmaceuticals,
Inc.*(a) 3,490 33,347
Amneal Pharmaceuticals, Inc.* 12,013 52,016
Amphastar Pharmaceuticals,
Inc.* 4,176 83,604
ANI Pharmaceuticals, Inc.* 1,147 33,963
Aquestive Therapeutics,
Inc.*(a) 2,102 11,057
Arvinas, Inc.* 3,409 107,384
Avenue Therapeutics, Inc.* 673 6,817
Axsome Therapeutics, Inc.* 3,288 234,533
Aytu BioScience, Inc.* 3,445 4,789
BioDelivery Sciences
International, Inc.* 10,145 42,508
Cara Therapeutics, Inc.*(a) 4,894 80,457
Cassava Sciences, Inc.* 2,998 9,504
Cerecor, Inc.* 4,624 12,624
Chiasma, Inc.* 4,402 19,237
Collegium Pharmaceutical,
Inc.* 4,026 63,530
Corcept Therapeutics, Inc.* 11,367 169,937
CorMedix, Inc.*(a) 2,936 13,065
Cymabay Therapeutics, Inc.* 8,670 30,779
Durect Corp.* 23,134 45,343
Eloxx Pharmaceuticals, Inc.* 3,052 8,515
Endo International plc*(a) 27,124 94,392
Eton Pharmaceuticals, Inc.*(a) 1,832 12,238
Evofem Biosciences, Inc.*(a) 5,045 15,085
Evolus, Inc.*(a) 2,840 9,258
Fulcrum Therapeutics, Inc.* 1,471 23,345
Harrow Health, Inc.* 2,839 15,558
IMARA, Inc.* 616 12,437
Innoviva, Inc.* 7,389 100,084
Intersect ENT, Inc.* 3,949 67,883
Intra-Cellular Therapies, Inc.* 6,518 129,219
Kala Pharmaceuticals, Inc.* 4,543 39,751
Kaleido Biosciences, Inc.*(a) 1,324 7,904
Lannett Co., Inc.* 3,697 21,997
Liquidia Technologies, Inc.* 2,402 13,283
Lyra Therapeutics, Inc.* 564 7,558
Mallinckrodt plc*(a) 10,692 23,843
Marinus Pharmaceuticals, Inc.* 10,158 17,065
Menlo Therapeutics, Inc.* 13,402 21,577
MyoKardia, Inc.* 5,884 530,325
NGM Biopharmaceuticals,
Inc.* 2,898 53,004
Ocular Therapeutix, Inc.* 6,094 47,777
Odonate Therapeutics, Inc.* 1,555 56,555
Omeros Corp.*(a) 6,153 78,943
Optinose, Inc.* 3,925 19,998
Osmotica Pharmaceuticals
plc* 1,435 7,677
Pacira BioSciences, Inc.*(a) 4,871 256,263
Common Stocks
Shares Value ($)
Pharmaceuticals
Paratek Pharmaceuticals, Inc.* 4,557 19,914
Phathom Pharmaceuticals,
Inc.* 1,277 42,473
Phibro Animal Health Corp.,
Class A 2,338 54,230
Prestige Consumer
Healthcare, Inc.* 5,870 218,305
Provention Bio, Inc.*(a) 5,017 52,127
Recro Pharma, Inc.* 2,427 9,926
Relmada Therapeutics,
Inc.*(a) 1,665 60,556
Revance Therapeutics, Inc.* 6,707 157,480
Satsuma Pharmaceuticals,
Inc.* 1,097 25,900
scPharmaceuticals, Inc.* 688 5,160
SIGA Technologies, Inc.* 6,258 40,176
Strongbridge Biopharma plc* 4,463 15,040
Supernus Pharmaceuticals,
Inc.* 5,693 126,755
TherapeuticsMD, Inc.*(a) 29,211 54,040
Theravance Biopharma, Inc.* 5,355 103,994
Tricida, Inc.* 3,307 44,248
Verrica Pharmaceuticals, Inc.* 1,636 10,732
WaVe Life Sciences Ltd.*(a) 2,352 20,651
Xeris Pharmaceuticals, Inc.*(a) 4,653 13,308
Zogenix, Inc.* 6,604 157,109
4,058,440
Professional Services 1.3%
Acacia Research Corp.* 4,922 19,491
Akerna Corp.*(a) 1,235 8,065
ASGN, Inc.* 6,053 414,388
Barrett Business Services, Inc. 964 50,784
BG Staffing, Inc. 1,247 11,323
CBIZ, Inc.* 5,972 144,403
CRA International, Inc. 937 39,139
Exponent, Inc. 6,090 511,925
Forrester Research, Inc.* 1,205 42,308
Franklin Covey Co.* 1,533 27,732
GP Strategies Corp.* 1,471 10,930
Heidrick & Struggles
International, Inc. 2,300 46,529
Huron Consulting Group, Inc.* 2,603 124,215
ICF International, Inc. 2,112 142,792
Insperity, Inc. 4,307 287,966
Kelly Services, Inc., Class A 4,262 63,120
Kforce, Inc. 2,412 69,562
Korn Ferry 6,640 186,584
Mastech Digital, Inc.* 496 10,664
Mistras Group, Inc.* 1,957 6,908
Red Violet, Inc.* 690 10,564
Resources Connection, Inc.(a) 3,938 44,499
TriNet Group, Inc.* 4,948 326,568
TrueBlue, Inc.* 4,244 65,485
Upwork, Inc.* 10,987 165,025
Willdan Group, Inc.* 1,187 29,271
2,860,240
Real Estate Management & Development 0.7%
Altisource Portfolio Solutions
SA* 787 10,569

Nationwide Small Cap Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 99
Common Stocks
Shares Value ($)
Real Estate Management & Development
American Realty Investors,
Inc.* 418 3,862
CTO Realty Growth, Inc. 491 19,463
Cushman & Wakefield plc*(a) 13,031 139,432
eXp World Holdings, Inc.* 2,817 55,974
Forestar Group, Inc.* 1,936 33,512
FRP Holdings, Inc.* 709 27,736
Griffin Industrial Realty, Inc. 257 12,644
Kennedy-Wilson Holdings, Inc. 14,739 218,727
Marcus & Millichap, Inc.* 2,695 73,412
Maui Land & Pineapple Co.,
Inc.* 609 6,340
Newmark Group, Inc., Class A 17,083 69,528
Rafael Holdings, Inc., Class B* 1,312 18,329
RE/MAX Holdings, Inc., Class
A 2,144 69,401
Realogy Holdings Corp.(a) 13,581 123,044
Redfin Corp.* 11,409 474,386
RMR Group, Inc. (The), Class
A 1,876 53,954
St Joe Co. (The)*(a) 3,883 80,029
Stratus Properties, Inc.* 627 11,976
Tejon Ranch Co.* 2,385 34,225
Transcontinental Realty
Investors, Inc.* 239 5,616
1,542,159
Road & Rail 0.6%
ArcBest Corp. 3,119 94,786
Avis Budget Group, Inc.* 6,405 165,890
Covenant Logistics Group,
Inc., Class A* 1,654 27,870
Daseke, Inc.* 5,855 24,415
Heartland Express, Inc. 5,349 108,504
Hertz Global Holdings, Inc.* 11,474 16,637
Marten Transport Ltd. 4,567 121,574
PAM Transportation Services,
Inc.* 240 6,734
Saia, Inc.*(a) 3,125 373,281
Universal Logistics Holdings,
Inc. 999 18,352
US Xpress Enterprises, Inc.,
Class A* 2,536 23,230
Werner Enterprises, Inc. 7,167 315,241
1,296,514
Semiconductors & Semiconductor Equipment 2.9%
Advanced Energy Industries,
Inc.* 4,509 331,727
Alpha & Omega
Semiconductor Ltd.* 2,261 24,622
Ambarella, Inc.* 3,873 175,369
Amkor Technology, Inc.* 12,167 165,410
Atomera, Inc.*(a) 1,716 18,258
Axcelis Technologies, Inc.*(a) 3,880 114,150
AXT, Inc.* 4,177 20,008
Brooks Automation, Inc. 8,670 472,082
Cabot Microelectronics Corp. 3,433 517,422
CEVA, Inc.* 2,485 99,897
Cohu, Inc. 4,793 90,252
CyberOptics Corp.* 845 33,251
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Diodes, Inc.* 5,026 258,588
DSP Group, Inc.* 2,566 38,105
FormFactor, Inc.* 9,022 260,195
GSI Technology, Inc.* 1,836 10,502
Ichor Holdings Ltd.* 2,693 88,384
Impinj, Inc.*(a) 2,025 47,790
Lattice Semiconductor Corp.* 15,894 494,144
MACOM Technology Solutions
Holdings, Inc.*(a) 5,517 233,148
MaxLinear, Inc.*(a) 7,988 202,496
NeoPhotonics Corp.*(a) 5,743 52,319
NVE Corp. 581 31,513
Onto Innovation, Inc.* 5,603 211,905
PDF Solutions, Inc.*(a) 3,369 82,810
Photronics, Inc.* 7,406 87,983
Pixelworks, Inc.* 4,276 13,640
Power Integrations, Inc. 3,463 422,590
Rambus, Inc.* 13,149 194,079
Semtech Corp.* 7,672 427,561
Silicon Laboratories, Inc.* 5,090 511,596
SiTime Corp.* 570 30,296
SMART Global Holdings, Inc.* 1,685 46,995
SunPower Corp.*(a) 9,130 85,183
Synaptics, Inc.* 4,011 320,960
Ultra Clean Holdings, Inc.* 4,724 142,145
Veeco Instruments, Inc.* 5,761 77,889
6,435,264
Software 5.6%
8x8, Inc.* 11,965 190,244
A10 Networks, Inc.* 7,314 59,097
ACI Worldwide, Inc.* 13,597 364,264
Agilysys, Inc.* 2,303 48,271
Alarm.com Holdings, Inc.* 5,381 376,885
Altair Engineering, Inc., Class
A* 4,905 197,672
American Software, Inc., Class
A 3,532 58,172
Appfolio, Inc., Class A* 1,888 262,847
Appian Corp.*(a) 3,927 199,767
Asure Software, Inc.* 1,174 7,572
Avaya Holdings Corp.* 11,111 140,665
Benefitfocus, Inc.* 3,737 43,760
Blackbaud, Inc. 5,923 370,424
Blackline, Inc.*(a) 5,945 528,570
Bottomline Technologies DE,
Inc.* 5,138 247,960
Box, Inc., Class A* 17,498 314,089
Cerence, Inc.* 4,390 174,107
ChannelAdvisor Corp.* 3,085 62,842
Cloudera, Inc.* 24,516 276,295
CommVault Systems, Inc.* 4,903 216,124
Cornerstone OnDemand, Inc.* 7,238 257,021
Digimarc Corp.* 1,495 21,020
Digital Turbine, Inc.* 9,676 134,303
Domo, Inc., Class B* 3,063 98,567
Ebix, Inc.(a) 3,305 72,892
eGain Corp.* 2,526 25,033
Envestnet, Inc.* 6,298 511,398
Forescout Technologies, Inc.* 5,657 163,996

100 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Software
GlobalSCAPE, Inc. 1,779 16,954
GTY Technology Holdings,
Inc.* 4,860 15,795
Intelligent Systems Corp.* 847 25,681
J2 Global, Inc.* 5,500 311,960
LivePerson, Inc.*(a) 7,196 309,284
Majesco* 1,277 16,665
MicroStrategy, Inc., Class A* 903 111,900
Mimecast Ltd.* 6,672 313,117
Mitek Systems, Inc.* 4,120 42,271
MobileIron, Inc.* 11,992 74,710
Model N, Inc.* 3,980 153,071
OneSpan, Inc.* 3,986 124,124
Park City Group, Inc.* 1,299 5,677
Ping Identity Holding Corp.* 2,972 102,118
Progress Software Corp. 5,267 183,608
PROS Holdings, Inc.* 4,728 154,275
Q2 Holdings, Inc.*(a) 5,823 547,653
QAD, Inc., Class A 1,402 55,393
Qualys, Inc.* 4,007 494,784
Rapid7, Inc.*(a) 5,946 354,203
Rimini Street, Inc.* 2,428 12,844
Rosetta Stone, Inc.* 2,723 72,895
SailPoint Technologies
Holdings, Inc.* 10,456 329,364
Sapiens International Corp.
NV 3,020 92,291
SeaChange International, Inc.* 2,749 4,316
SecureWorks Corp., Class A* 1,143 13,670
ShotSpotter, Inc.* 1,020 23,501
Smith Micro Software, Inc.* 3,873 15,996
Sprout Social, Inc., Class A* 926 26,752
SPS Commerce, Inc.* 4,205 316,090
SVMK, Inc.* 14,151 339,341
Synchronoss Technologies,
Inc.* 4,791 15,810
Telenav, Inc.* 3,855 19,988
Tenable Holdings, Inc.* 7,194 244,092
Upland Software, Inc.* 2,620 90,180
Varonis Systems, Inc.* 3,709 401,870
Verint Systems, Inc.* 7,597 341,029
Veritone, Inc.* 2,858 32,353
VirnetX Holding Corp.(a) 7,092 36,666
Workiva, Inc.*(a) 4,551 254,401
Xperi Holding Corp.(a) 12,806 236,143
Yext, Inc.* 12,016 202,109
Zix Corp.* 6,533 46,482
Zuora, Inc., Class A*(a) 11,722 136,444
12,141,727
Specialty Retail 2.6%
Aaron's, Inc. 8,080 421,614
Abercrombie & Fitch Co.,
Class A 7,485 72,081
American Eagle Outfitters, Inc.
(a) 17,862 178,620
America's Car-Mart, Inc.* 761 72,417
Asbury Automotive Group,
Inc.* 2,291 229,444
At Home Group, Inc.*(a) 5,551 68,943
Common Stocks
Shares Value ($)
Specialty Retail
Bed Bath & Beyond, Inc.(a) 15,437 167,028
Boot Barn Holdings, Inc.* 3,379 65,417
Buckle, Inc. (The) 3,690 59,151
Caleres, Inc. 4,774 30,124
Camping World Holdings, Inc.,
Class A(a) 3,985 145,931
Cato Corp. (The), Class A 2,412 17,342
Chico's FAS, Inc. 13,352 16,957
Children's Place, Inc. (The)(a) 1,783 43,523
Citi Trends, Inc.(a) 1,532 26,381
Conn's, Inc.* 2,402 23,924
Container Store Group, Inc.
(The)* 1,909 6,586
Designer Brands, Inc., Class A 7,377 43,598
Envela Corp.* 1,226 5,186
Express, Inc.* 7,889 7,968
GameStop Corp., Class A* 6,563 26,318
Genesco, Inc.* 1,727 26,855
Group 1 Automotive, Inc. 2,126 178,627
GrowGeneration Corp.* 3,308 27,920
Guess?, Inc.(a) 5,484 56,705
Haverty Furniture Cos., Inc. 2,179 30,985
Hibbett Sports, Inc.* 2,153 49,928
Hudson Ltd., Class A* 4,859 21,282
Lithia Motors, Inc., Class A 2,640 604,956
Lumber Liquidators Holdings,
Inc.* 3,384 75,531
MarineMax, Inc.* 2,434 67,519
Michaels Cos., Inc. (The)*(a) 9,425 67,671
Monro, Inc. 3,980 224,074
Murphy USA, Inc.*(a) 3,295 436,291
National Vision Holdings, Inc.* 9,579 306,432
ODP Corp. (The) 6,327 139,637
OneWater Marine, Inc., Class
A* 704 17,600
Rent-A-Center, Inc. 5,809 167,996
Restoration Hardware
Holdings, Inc.* 1,982 569,686
Sally Beauty Holdings, Inc.* 13,607 157,977
Shoe Carnival, Inc.(a) 1,255 30,810
Signet Jewelers Ltd.(a) 6,221 66,814
Sleep Number Corp.* 3,198 148,707
Sonic Automotive, Inc., Class
A 2,942 112,149
Sportsman's Warehouse
Holdings, Inc.* 5,196 83,604
Tilly's, Inc., Class A 3,331 20,019
Urban Outfitters, Inc.* 8,406 139,035
Winmark Corp. 348 55,325
Zumiez, Inc.* 2,626 60,661
5,673,349
Technology Hardware, Storage & Peripherals 0.2%
3D Systems Corp.*(a) 13,354 88,003
Avid Technology, Inc.* 3,378 27,801
Diebold Nixdorf, Inc.*(a) 8,572 59,747
Eastman Kodak Co.*(a) 1,832 40,029
Immersion Corp.* 2,106 14,215
Intevac, Inc.* 2,539 15,031
Quantum Corp.* 3,774 16,417

Nationwide Small Cap Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 101
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals
Super Micro Computer, Inc.* 5,370 162,738
423,981
Textiles, Apparel & Luxury Goods 0.8%
Crocs, Inc.* 8,030 288,598
Deckers Outdoor Corp.* 3,335 697,849
Fossil Group, Inc.* 6,034 19,973
G-III Apparel Group Ltd.* 5,262 52,041
Kontoor Brands, Inc. 6,329 121,264
Lakeland Industries, Inc.*(a) 882 20,868
Movado Group, Inc. 1,928 18,586
Oxford Industries, Inc. 1,968 84,506
Rocky Brands, Inc. 807 18,359
Steven Madden Ltd. 9,778 207,098
Superior Group of Cos., Inc. 1,226 23,601
Unifi, Inc.* 1,500 17,940
Vera Bradley, Inc.* 2,432 10,664
Wolverine World Wide, Inc. 9,635 231,625
1,812,972
Thrifts & Mortgage Finance 1.6%
Axos Financial, Inc.* 6,701 150,169
Bogota Financial Corp.* 1,068 8,427
Bridgewater Bancshares, Inc.* 2,562 23,801
Capitol Federal Financial, Inc. 15,368 148,301
Columbia Financial, Inc.*(a) 5,517 66,370
ESSA Bancorp, Inc. 965 12,159
Essent Group Ltd. 12,898 462,135
Federal Agricultural Mortgage
Corp., Class C 1,126 67,008
Flagstar Bancorp, Inc. 4,298 134,871
FS Bancorp, Inc. 535 20,330
Greene County Bancorp, Inc. 344 7,406
Hingham Institution for
Savings 169 29,744
Home Bancorp, Inc. 908 21,229
HomeStreet, Inc. 2,413 63,800
Kearny Financial Corp. 8,940 71,878
Luther Burbank Corp. 2,014 19,274
Merchants Bancorp 894 16,476
Meridian Bancorp, Inc. 5,526 63,024
Meta Financial Group, Inc.(a) 3,944 73,595
MMA Capital Holdings, Inc.* 584 14,472
Mr. Cooper Group, Inc.* 9,243 150,938
NMI Holdings, Inc., Class A* 8,070 125,246
Northfield Bancorp, Inc. 4,967 47,733
Northwest Bancshares, Inc. 13,713 135,073
Oconee Federal Financial
Corp. 196 4,980
OP Bancorp 1,643 10,219
PCSB Financial Corp. 1,679 18,671
PDL Community Bancorp* 715 6,507
PennyMac Financial Services,
Inc. 5,512 266,009
Pioneer Bancorp, Inc.* 1,383 12,032
Premier Financial Corp. 4,606 81,434
Provident Bancorp, Inc. 791 6,209
Provident Financial Holdings,
Inc. 656 8,003
Provident Financial Services,
Inc. 7,278 99,345
Common Stocks
Shares Value ($)
Thrifts & Mortgage Finance
Prudential Bancorp, Inc. 1,148 12,858
Radian Group, Inc. 22,933 342,160
Riverview Bancorp, Inc. 3,218 15,704
Security National Financial
Corp., Class A* 758 4,662
Southern Missouri Bancorp,
Inc. 959 20,916
Standard AVB Financial Corp. 381 7,643
Sterling Bancorp, Inc. 2,193 6,689
Territorial Bancorp, Inc. 873 19,180
Timberland Bancorp, Inc. 928 15,460
TrustCo Bank Corp. 11,479 66,463
Walker & Dunlop, Inc. 3,433 173,058
Washington Federal, Inc. 9,018 210,480
Waterstone Financial, Inc.(a) 2,702 41,287
Western New England
Bancorp, Inc. 2,933 14,782
WSFS Financial Corp. 5,908 168,555
3,566,765
Tobacco 0.1%
Turning Point Brands, Inc. 1,071 35,215
Universal Corp. 2,977 125,510
Vector Group Ltd. 16,115 142,134
302,859
Trading Companies & Distributors 1.4%
Alta Equipment Group, Inc.* 2,144 16,294
Applied Industrial
Technologies, Inc. 4,646 293,256
Beacon Roofing Supply, Inc.* 6,611 205,999
BMC Stock Holdings, Inc.* 8,046 205,978
CAI International, Inc.* 1,799 30,961
DXP Enterprises, Inc.* 1,926 32,511
EVI Industries, Inc.*(a) 556 14,056
Foundation Building Materials,
Inc.* 2,568 35,259
GATX Corp. 4,162 253,840
General Finance Corp.* 1,359 7,991
GMS, Inc.* 5,045 118,204
H&E Equipment Services, Inc. 3,892 68,460
Herc Holdings, Inc.* 2,912 97,669
Lawson Products, Inc.* 539 16,105
MRC Global, Inc.* 9,572 56,953
Nesco Holdings, Inc.* 1,866 6,270
NOW, Inc.* 13,461 106,073
Rush Enterprises, Inc., Class A 3,283 156,205
Rush Enterprises, Inc., Class
B 654 26,029
SiteOne Landscape Supply,
Inc.* 4,965 635,669
Systemax, Inc. 1,581 35,430
Textainer Group Holdings Ltd.* 6,037 50,952
Titan Machinery, Inc.* 2,323 25,239
Transcat, Inc.* 776 21,650
Triton International Ltd. 6,122 192,659
Veritiv Corp.* 1,629 24,940
WESCO International, Inc.* 5,919 230,072
Willis Lease Finance Corp.* 380 7,410
2,972,134

102 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Water Utilities 0.5%
American States Water Co. 4,336 333,352
Artesian Resources Corp.,
Class A 916 32,133
Cadiz, Inc.*(a) 2,243 23,821
California Water Service
Group 5,709 267,581
Consolidated Water Co. Ltd. 1,436 17,620
Global Water Resources, Inc. 1,383 14,369
Middlesex Water Co. 1,956 125,301
Pure Cycle Corp.* 2,316 20,913
SJW Group 3,063 191,315
York Water Co. (The) 1,503 69,604
1,096,009
Wireless Telecommunication Services 0.2%
Boingo Wireless, Inc.*(a) 5,236 75,660
Gogo, Inc.*(a) 8,347 24,290
Shenandoah
Telecommunications Co. 5,683 285,684
Spok Holdings, Inc. 2,204 22,084
407,718
Total Common Stocks
(cost $228,358,699) 215,665,229
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Oncternal Therapeutics, Inc.,
CVR*∞ 95 195
Pharmaceuticals 0.0%
†
Biondvax Pharmaceuticals
Ltd., expiring 8/14/2020*∞ 1 0
Total Rights
(cost $–) 195
Short-Term Investment 4.3%
Shares
Money Market Fund 4.3%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.09%(c)(d) 9,465,185 9,465,185
Total Short-Term Investment
(cost $9,465,185) 9,465,185
Repurchase Agreement 0.5%
Principal
Amount ($) Value ($)
BNP Paribas Securities
Corp.,
0.07%, dated 7/31/2020,
due 8/3/2020, repurchase
price $1,063,499,
collateralized by U.S.
Treasury Note, 1.50%,
maturing 8/15/2026; total
market value $1,091,377.
(d) 1,063,493 1,063,493
Total Repurchase Agreement
(cost $1,063,493) 1,063,493
Total Investments
(cost $238,887,377) — 103.4% 226,194,102
Liabilities in excess of other assets — (3.4)% (7,391,303)
NET ASSETS — 100.0%
$ 218,802,799
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at July 31,
2020. The total value of securities on loan at July 31, 2020 was $23,907,302, which was collateralized by cash used to
purchase a money market fund and a repurchase agreement
with a value of $9,465,185 and $1,063,493, respectively, and by $14,467,432 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 4.50%, and maturity dates ranging from 8/31/2020 –
11/15/2048; total value of $24,996,110.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at July 31, 2020 was
$235,333 which represents 0.11% of net assets.
(c) Represents 7-day effective yield as of July 31, 2020.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2020 was $10,528,678.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

Nationwide Small Cap Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 103
Futures contracts outstanding as of July 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 45 9/2020 USD 3,325,050 140,787
140,787
At July 31, 2020, the Fund had $258,600 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

104 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Small Cap Index Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 1,858,277 $ – $ – $ 1,858,277
Air Freight & Logistics 799,338 – – 799,338
Airlines 580,860 – – 580,860

Nationwide Small Cap Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 105
Level 1 Level 2 Level 3 Total
Assets:
Auto Components $ 2,779,711 $ – $ – $ 2,779,711
Automobiles 226,356 – – 226,356
Banks 16,917,822 – – 16,917,822
Beverages 639,464 – – 639,464
Biotechnology 21,605,216 – – 21,605,216
Building Products 3,546,402 – – 3,546,402
Capital Markets 3,247,690 – – 3,247,690
Chemicals 3,702,414 – – 3,702,414
Commercial Services & Supplies 4,806,973 – – 4,806,973
Communications Equipment 2,180,292 – – 2,180,292
Construction & Engineering 2,780,536 – – 2,780,536
Construction Materials 302,895 – – 302,895
Consumer Finance 1,484,225 – – 1,484,225
Containers & Packaging 459,990 – – 459,990
Distributors 179,542 – – 179,542
Diversified Consumer Services 1,633,595 – – 1,633,595
Diversified Financial Services 480,628 – – 480,628
Diversified Telecommunication Services 2,083,948 – – 2,083,948
Electric Utilities 1,723,848 – – 1,723,848
Electrical Equipment 2,268,275 – – 2,268,275
Electronic Equipment, Instruments &
Components 5,055,493 – – 5,055,493
Energy Equipment & Services 1,595,901 – – 1,595,901
Entertainment 580,401 – – 580,401
Equity Real Estate Investment Trusts
(REITs) 13,360,709 – – 13,360,709
Food & Staples Retailing 1,875,283 – – 1,875,283
Food Products 3,086,885 – – 3,086,885
Gas Utilities 2,445,967 – – 2,445,967
Health Care Equipment & Supplies 7,875,892 – – 7,875,892
Health Care Providers & Services 5,431,339 – – 5,431,339
Health Care Technology 2,449,627 – – 2,449,627
Hotels, Restaurants & Leisure 6,217,816 – – 6,217,816
Household Durables 5,021,375 – – 5,021,375
Household Products 539,182 – – 539,182
Independent Power and Renewable
Electricity Producers 716,612 202,575 – 919,187
Industrial Conglomerates 92,620 – – 92,620
Insurance 5,175,606 – – 5,175,606
Interactive Media & Services 928,630 – – 928,630
Internet & Direct Marketing Retail 1,740,111 – – 1,740,111
IT Services 4,358,838 – – 4,358,838
Leisure Products 1,589,135 – – 1,589,135
Life Sciences Tools & Services 1,552,316 – – 1,552,316
Machinery 7,850,410 – – 7,850,410
Marine 266,466 – – 266,466
Media 1,668,685 – – 1,668,685
Metals & Mining 3,297,778 – – 3,297,778
Mortgage Real Estate Investment Trusts
(REITs) 2,938,893 – – 2,938,893
Multiline Retail 379,737 – – 379,737
Multi-Utilities 1,141,222 – – 1,141,222
Oil, Gas & Consumable Fuels 3,323,562 – – 3,323,562
Paper & Forest Products 1,204,714 – – 1,204,714
Personal Products 823,021 – – 823,021
Pharmaceuticals 4,058,440 – – 4,058,440
Professional Services 2,860,240 – – 2,860,240
Real Estate Management & Development 1,542,159 – – 1,542,159
Road & Rail 1,296,514 – – 1,296,514
Semiconductors & Semiconductor
Equipment 6,435,264 – – 6,435,264

106 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Small Cap Index Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
Transfers into or out of Level 3 are generally due to a change in market value methodology.
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2020. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
Level 1 Level 2 Level 3 Total
Assets:
Software $ 12,141,727 $ – $ – $ 12,141,727
Specialty Retail 5,673,349 – – 5,673,349
Technology Hardware, Storage &
Peripherals 423,981 – – 423,981
Textiles, Apparel & Luxury Goods 1,812,972 – – 1,812,972
Thrifts & Mortgage Finance 3,566,765 – – 3,566,765
Tobacco 302,859 – – 302,859
Trading Companies & Distributors 2,972,134 – – 2,972,134
Water Utilities 1,096,009 – – 1,096,009
Wireless Telecommunication Services 407,718 – – 407,718
Total Common Stocks $ 215,462,654 $ 202,575 $ – $ 215,665,229
Futures Contracts 140,787 – – 140,787
Repurchase Agreement – 1,063,493 – 1,063,493
Rights – 195 – 195
Short-Term Investment 9,465,185 – – 9,465,185
Total $ 225,068,626 $ 1,266,263 $ – $ 226,334,889
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the period ended July 31, 2020, the Fund held two common stock investments that were categorized as Level 3 investment which was valued at $0.
Common
Stocks Total
Balance as of 10/31/2019 $ — $—
Accrued Accretion/
(Amortization) — —
Realized Gains (Losses) 7,806 7,806
Purchases — —
Sales (7,806) (7,806)
Change in Unrealized
Appreciation/
Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 7/31/2020 $ — $—
Change in Unrealized
Appreciation/
Depreciation for
Investments Still held as
of 7/31/2020 $ — $—
Amounts designated as "−" are zero or have been rounded to zero.

Nationwide Small Cap Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 107
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2020:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 140,787
Total $ 140,787
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

108 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Ziegler NYSE Arca Tech 100 Index Fund
Common Stocks 99.6%
Shares Value ($)
Aerospace & Defense 7.4%
Boeing Co. (The) 54,509 8,612,422
General Dynamics Corp. 54,509 7,998,650
L3Harris Technologies, Inc. 54,509 9,175,500
Lockheed Martin Corp. 54,509 20,657,276
Raytheon Technologies Corp. 54,509 3,089,570
49,533,418
Biotechnology 4.9%
Amgen, Inc. 54,509 13,336,717
Biogen, Inc.* 54,509 14,973,077
Gilead Sciences, Inc. 54,509 3,790,011
Myriad Genetics, Inc.* 54,509 657,924
32,757,729
Chemicals 0.4%
DuPont de Nemours, Inc. 54,509 2,915,141
Communications Equipment 5.5%
Ciena Corp.* 54,509 3,243,831
Cisco Systems, Inc. 54,509 2,567,374
F5 Networks, Inc.* 54,509 7,407,773
InterDigital , Inc. 54,509 3,271,630
Juniper Networks, Inc. 54,509 1,383,438
Motorola Solutions, Inc. 54,509 7,620,358
Nokia OYJ, ADR-FI(a) 54,509 260,553
Ubiquiti, Inc. 54,509 10,100,518
Viavi Solutions, Inc.* 54,509 753,860
36,609,335
Diversified Telecommunication Services 0.2%
AT&T, Inc. 54,509 1,612,376
Electronic Equipment, Instruments & Components 1.5%
Amphenol Corp., Class A 54,509 5,764,872
Corning, Inc. 54,509 1,689,779
FLIR Systems, Inc. 54,509 2,270,845
LG Display Co. Ltd., ADR-KR* 54,509 289,443
10,014,939
Energy Equipment & Services 0.4%
Halliburton Co. 54,509 781,114
National Oilwell Varco, Inc. 54,509 627,399
Schlumberger Ltd. 54,509 988,793
2,397,306
Entertainment 0.7%
Activision Blizzard, Inc. 54,509 4,504,079
Health Care Equipment & Supplies 3.5%
Baxter International, Inc. 54,509 4,708,488
Boston Scientific Corp.* 54,509 2,102,412
Danaher Corp. 54,509 11,108,934
Medtronic plc 54,509 5,259,028
23,178,862
Health Care Technology 2.7%
Cerner Corp. 54,509 3,785,650
Veeva Systems, Inc., Class A* 54,509 14,421,446
18,207,096
Household Durables 1.4%
Garmin Ltd. 54,509 5,374,042
iRobot Corp.* 54,509 3,962,259
9,336,301
Common Stocks
Shares Value ($)
Industrial Conglomerates 1.2%
Honeywell International, Inc. 54,509 8,142,009
Interactive Media & Services 2.7%
Facebook, Inc., Class A* 54,509 13,827,298
SINA Corp.* 54,509 2,199,438
Twitter, Inc.* 54,509 1,984,128
18,010,864
Internet & Direct Marketing Retail 2.5%
Alibaba Group Holding Ltd.,
ADR-CN* 54,509 13,682,849
eBay, Inc. 54,509 3,013,258
16,696,107
IT Services 9.8%
Akamai Technologies, Inc.* 54,509 6,128,992
Amdocs Ltd. 54,509 3,385,009
Automatic Data Processing,
Inc. 54,509 7,244,791
DXC Technology Co. 54,509 976,256
International Business
Machines Corp. 54,509 6,701,336
LiveRamp Holdings, Inc.* 54,509 2,483,975
Mastercard , Inc., Class A 54,509 16,817,662
VeriSign, Inc.* 54,509 11,538,465
Visa, Inc., Class A 54,509 10,378,514
65,655,000
Life Sciences Tools & Services 7.3%
Agilent Technologies, Inc. 54,509 5,250,852
Illumina, Inc.* 54,509 20,831,159
Thermo Fisher Scientific, Inc. 54,509 22,564,001
48,646,012
Pharmaceuticals 1.8%
AstraZeneca plc, ADR-UK 54,509 3,040,512
Bausch Health Cos., Inc.* 54,509 995,880
Bristol-Myers Squibb Co. 54,509 3,197,498
Novartis AG, ADR-CH 54,509 4,477,369
11,711,259
Semiconductors & Semiconductor Equipment 22.3%
Advanced Micro Devices,
Inc.*(a) 54,509 4,220,632
Analog Devices, Inc. 54,509 6,260,359
Applied Materials, Inc. 54,509 3,506,564
ASML Holding NV
(Registered), NYRS-NL 54,509 19,280,923
Broadcom, Inc. 54,509 17,265,726
FormFactor , Inc.* 54,509 1,572,040
Intel Corp. 54,509 2,601,715
KLA Corp.(a) 54,509 10,892,533
Lam Research Corp. 54,509 20,558,614
Microchip Technology, Inc.(a) 54,509 5,545,201
Micron Technology, Inc.* 54,509 2,728,448
NVIDIA Corp. 54,509 23,143,976
NXP Semiconductors NV 54,509 6,406,443
ON Semiconductor Corp.* 54,509 1,122,885
QUALCOMM, Inc. 54,509 5,756,695
Teradyne, Inc. 54,509 4,849,121
Texas Instruments, Inc. 54,509 6,952,623
Xilinx, Inc.(a) 54,509 5,851,541
148,516,039

Nationwide Ziegler NYSE Arca Tech 100 Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 109
Common Stocks
Shares Value ($)
Software 18.4%
Adobe, Inc.* 54,509 24,219,439
Check Point Software
Technologies Ltd.* 54,509 6,832,703
Citrix Systems, Inc. 54,509 7,781,705
Intuit, Inc. 54,509 16,699,922
J2 Global, Inc.* 54,509 3,091,750
Microsoft Corp. 54,509 11,174,890
NortonLifeLock , Inc. 54,509 1,169,218
Open Text Corp. 54,509 2,454,540
Oracle Corp. 54,509 3,022,524
Progress Software Corp. 54,509 1,900,184
PTC, Inc.* 54,509 4,663,790
salesforce.com, Inc.* 54,509 10,621,079
SAP SE, ADR-DE 54,509 8,678,923
Synopsys, Inc.* 54,509 10,859,283
Teradata Corp.* 54,509 1,144,689
VMware, Inc., Class A*(a) 54,509 7,642,707
Xperi Holding Corp. 54,509 1,005,146
122,962,492
Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc. 54,509 23,168,505
HP, Inc. 54,509 958,268
NetApp, Inc. 54,509 2,414,749
Seagate Technology plc 54,509 2,464,897
Western Digital Corp. 54,509 2,349,338
Xerox Holdings Corp. 54,509 907,575
32,263,332
Wireless Telecommunication Services 0.2%
Telephone and Data Systems,
Inc. 54,509 1,058,565
Total Common Stocks
(cost $234,812,183) 664,728,261
Short-Term Investments 1.0%
Money Market Fund 1.0%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.09%(b)(c) 6,501,343 6,501,343
U.S. Treasury Obligation 0.0%
†
U.S. Treasury Bills, 0.00%,
2/25/2021(d) 272,000 271,844
Total Short-Term Investment
(cost $6,773,129) 6,773,187
Repurchase Agreement 0.1%
Principal
Amount ($) Value ($)
BNP Paribas Securities
Corp.,
0.07%, dated 7/31/2020,
due 8/3/2020, repurchase
price $730,485,
collateralized by U.S.
Treasury Note, 1.50%,
maturing 8/15/2026; total
market value $749,633.(c) 730,480 730,480
Total Repurchase Agreement
(cost $730,480) 730,480
Total Investments
(cost $242,315,792) — 100.7% 672,231,928
Liabilities in excess of other assets — (0.7)% (4,840,008)
NET ASSETS — 100.0%
$ 667,391,920
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at July 31,
2020. The total value of securities on loan at July 31, 2020 was $13,788,627, which was collateralized by cash used to
purchase a money market fund and a repurchase agreement
with a value of $6,501,343 and $730,480, respectively, and
by $6,943,051 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 4.50%, and maturity dates ranging from 8/31/2020 –
11/15/2048; total value of $14,174,874.
(b) Represents 7-day effective yield as of July 31, 2020.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2020 was $7,231,823.
(d) Security or a portion of the security was used to cover the margin requirement for futures contracts.
ADR American Depositary Receipt
CH Switzerland
CN China
DE Germany
FI Finland
KR South Korea
NL Netherlands
NYRS New York Registry Shares
UK United Kingdom

110 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Ziegler NYSE Arca Tech 100 Index Fund
Futures contracts outstanding as of July 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index 14 9/2020 USD 3,049,340 63,844
63,844
Currency:
USD United States Dollar

Nationwide Ziegler NYSE Arca Tech 100 Index Fund - July 31, 2020 (Unaudited) - Statement of Investments - 111
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

112 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Ziegler NYSE Arca Tech 100 Index Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2020. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2020:
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 664,728,261 $ – $ – $ 664,728,261
Futures Contracts 63,844 – – 63,844
Repurchase Agreement – 730,480 – 730,480
Short-Term Investments   6,501,343 271,844 – 6,773,187
Total $ 671,293,448 $ 1,002,324 $ – $ 672,295,772
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 63,844
Total $ 63,844
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Mellon Disciplined Value Fund - July 31, 2020 (Unaudited) - Statement of Investments - 1
Common Stocks 99.7%
Shares Value ($)
Aerospace & Defense 2.2%
L3Harris Technologies, Inc. 46,703 7,861,516
Northrop Grumman Corp. 6,275 2,039,438
9,900,954
Automobiles 1.4%
General Motors Co. 246,187 6,127,594
Banks 8.8%
Bank of America Corp. 227,966 5,671,794
Citigroup, Inc. 114,852 5,743,749
JPMorgan Chase & Co. 204,896 19,801,149
PNC Financial Services
Group, Inc. (The) 31,270 3,335,571
US Bancorp 115,941 4,271,266
38,823,529
Beverages 0.8%
PepsiCo, Inc. 24,274 3,341,559
Biotechnology 2.0%
AbbVie, Inc. 91,312 8,666,422
Building Products 2.4%
Carrier Global Corp. 243,567 6,634,765
Trane Technologies plc 36,139 4,042,870
10,677,635
Capital Markets 8.8%
Charles Schwab Corp. (The) 101,230 3,355,775
Goldman Sachs Group, Inc.
(The) 62,779 12,427,731
LPL Financial Holdings, Inc. 75,248 5,946,097
Morgan Stanley 256,285 12,527,211
State Street Corp. 68,836 4,391,048
38,647,862
Chemicals 2.9%
CF Industries Holdings, Inc. 341,792 10,708,344
Dow, Inc. 53,254 2,186,609
12,894,953
Communications Equipment 1.8%
Cisco Systems, Inc. 164,733 7,758,924
Construction & Engineering 1.1%
Quanta Services, Inc. 122,902 4,912,393
Construction Materials 2.0%
Vulcan Materials Co. 76,160 8,942,707
Consumer Finance 0.5%
Capital One Financial Corp. 37,213 2,374,189
Diversified Financial Services 5.1%
Berkshire Hathaway, Inc.,
Class B* 71,216 13,942,668
Voya Financial, Inc. 171,435 8,468,889
22,411,557
Electric Utilities 4.4%
Exelon Corp. 115,774 4,470,034
FirstEnergy Corp. 79,558 2,307,182
PPL Corp. 481,373 12,814,149
19,591,365
Electrical Equipment 2.7%
Eaton Corp. plc 128,432 11,960,872
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components 2.5%
Corning, Inc. 232,843 7,218,133
Dolby Laboratories, Inc., Class
A 54,105 3,765,708
10,983,841
Equity Real Estate Investment Trusts (REITs) 1.2%
Lamar Advertising Co., Class A 30,616 2,012,390
Weyerhaeuser Co. 121,000 3,365,010
5,377,400
Food Products 1.4%
Archer-Daniels-Midland Co. 144,309 6,180,754
Health Care Equipment & Supplies 5.3%
Becton Dickinson and Co. 39,263 11,046,252
Medtronic plc 127,448 12,296,183
23,342,435
Health Care Providers & Services 3.5%
Anthem, Inc. 22,052 6,037,838
CVS Health Corp. 51,730 3,255,886
Humana, Inc. 15,073 5,915,399
15,209,123
Hotels, Restaurants & Leisure 1.1%
Las Vegas Sands Corp. 108,173 4,720,670
Household Durables 2.1%
DR Horton, Inc. 39,040 2,582,886
Lennar Corp., Class A 94,047 6,804,301
9,387,187
Independent Power and Renewable Electricity Producers
1.8%
Clearway Energy, Inc., Class C 91,817 2,253,189
NextEra Energy Partners
LP(a) 94,460 5,875,412
8,128,601
Insurance 4.3%
American International Group,
Inc. 65,337 2,099,931
Assurant, Inc. 56,979 6,123,533
Chubb Ltd. 55,982 7,123,150
Willis Towers Watson plc 18,181 3,818,192
19,164,806
Interactive Media & Services 1.7%
Alphabet, Inc., Class A* 5,129 7,631,696
IT Services 0.8%
International Business
Machines Corp. 28,094 3,453,876
Life Sciences Tools & Services 0.5%
Thermo Fisher Scientific, Inc. 5,499 2,276,311
Machinery 0.7%
Otis Worldwide Corp. 49,548 3,108,642
Metals & Mining 2.9%
Freeport-McMoRan, Inc. 809,935 10,464,360
Newmont Corp. 33,724 2,333,701
12,798,061
Oil, Gas & Consumable Fuels 7.1%
ConocoPhillips 157,447 5,886,943
Hess Corp. 149,064 7,335,440

2 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Mellon Disciplined Value Fund
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Marathon Petroleum Corp. 226,567 8,654,859
Phillips 66 94,264 5,846,253
Pioneer Natural Resources
Co. 34,888 3,381,345
31,104,840
Paper & Forest Products 1.3%
Louisiana-Pacific Corp. 187,046 5,923,747
Pharmaceuticals 2.4%
Bristol-Myers Squibb Co. 100,164 5,875,620
Eli Lilly & Co. 18,011 2,706,873
Merck & Co., Inc. 24,486 1,964,757
10,547,250
Road & Rail 2.0%
Union Pacific Corp. 50,538 8,760,762
Semiconductors & Semiconductor Equipment 5.8%
Applied Materials, Inc. 104,875 6,746,609
Intel Corp. 139,907 6,677,761
Microchip Technology, Inc. 27,126 2,759,528
NXP Semiconductors NV 49,713 5,842,769
QUALCOMM, Inc. 32,823 3,466,437
25,493,104
Specialty Retail 1.4%
Lowe's Cos., Inc. 42,238 6,289,661
Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc. 5,770 2,452,481
Tobacco 1.5%
Philip Morris International, Inc. 84,786 6,512,413
Wireless Telecommunication Services 0.9%
Vodafone Group plc, ADR-UK 272,796 4,146,499
Total Common Stocks
(cost $427,438,363) 440,026,675
Short-Term Investment 1.2%
Money Market Fund 1.2%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.09%
(b)(c) 5,376,864 5,376,864
Total Short-Term Investment
(cost $5,376,864) 5,376,864
Repurchase Agreement 0.1%
Principal
Amount ($) Value ($)
BNP Paribas Securities
Corp.,
0.07%, dated 7/31/2020,
due 8/3/2020, repurchase
price $604,139,
collateralized by U.S.
Treasury Note, 1.50%,
maturing 8/15/2026; total
market value $619,976.(c) 604,136 604,136
Total Repurchase Agreement
(cost $604,136) 604,136
Total Investments
(cost $433,419,363) — 101.0% 446,007,675
Liabilities in excess of other assets — (1.0)% (4,393,326)
NET ASSETS — 100.0%
$ 441,614,349
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at July 31,
2020. The total value of securities on loan at July 31, 2020 was $5,815,700, which was collateralized by cash used to
purchase a money market fund and a repurchase agreement
with a value of $5,376,864 and $604,136, respectively, a total value of $5,981,000.
(b) Represents 7-day effective yield as of July 31, 2020.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2020 was $5,981,000.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
UK United Kingdom

Nationwide Mellon Disciplined Value Fund - July 31, 2020 (Unaudited) - Statement of Investments - 3
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

4 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Mellon Disciplined Value Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 440,026,675 $ – $ – $ 440,026,675
Repurchase Agreement – 604,136 – 604,136
Short-Term Investment 5,376,864 – – 5,376,864
Total $ 445,403,539 $ 604,136 $ – $ 446,007,675
Amounts designa ted as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Investor Destinations Aggressive Fund - July 31, 2020 (Unaudited) - Statement of Investments - 1
Investment Companies 91.1%
Shares Value ($)
Alternative Assets 1.9%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 976,160 8,912,344
Nationwide Emerging Markets
Debt Fund, Class R6(a) 918,898 8,867,361
Total Alternative Assets
(cost $18,353,542) 17,779,705
Equity Funds 86.4%
Nationwide International Index
Fund, Class R6(a) 28,154,198 205,244,105
Nationwide International Small
Cap Fund, Class R6(a) 3,896,259 37,443,048
Nationwide Loomis All Cap
Growth Fund, Class R6(a) 2,479,140 37,112,721
Nationwide Mid Cap Market
Index Fund, Class R6(a) 7,764,991 110,262,878
Nationwide Multi-Cap Portfolio,
Class R6(a) 36,157,873 404,606,604
Total Equity Funds
(cost $761,685,093) 794,669,356
Investment Companies
Shares Value ($)
Fixed Income Funds 2.8%
Nationwide Bond Index Fund,
Class R6(a) 1,084,770 12,963,004
Nationwide Core Plus Bond
Fund, Class R6(a) 386,154 4,236,112
Nationwide Loomis Core Bond
Fund, Class R6(a) 705,455 8,416,074
Total Fixed Income Funds
(cost $23,733,966) 25,615,190
Total Investment Companies
(cost $803,772,601) 838,064,251
Exchange Traded Fund 9.0%
Equity Fund 9.0%
iShares Core MSCI Emerging
Markets ETF 1,596,077 82,533,142
Total Exchange Traded Fund
(cost $84,358,539) 82,533,142
Total Investments
(cost $888,131,140) — 100.1% 920,597,393
Liabilities in excess of other assets — (0.1)% (485,131)
NET ASSETS — 100.0% $ 920,112,262
(a) Investment in affiliate.
ETF Exchange Traded Fund

2 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Investor Destinations Aggressive Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Tra ded Fund $ 82,533,142 $ – $ – $ 82,533,142
Investment Companies 838,064,251 – – 838,064,251
Total $ 920,597,393 $ – $ – $ 920,597,393
Amounts designated as "−" are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Investor Destinations Moderately Aggressive Fund - July 31, 2020 (Unaudited) - Statement of Investments - 3
Investment Companies 92.5%
Shares Value ($)
Alternative Assets 6.4%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 4,622,894 42,207,025
Nationwide Amundi Strategic
Income Fund, Class R6(a) 2,161,891 21,359,481
Nationwide Emerging Markets
Debt Fund, Class R6(a) 2,901,139 27,995,994
Total Alternative Assets
(cost $95,008,214) 91,562,500
Equity Funds 73.5%
Nationwide International Index
Fund, Class R6(a) 34,072,504 248,388,555
Nationwide International Small
Cap Fund, Class R6(a) 5,234,482 50,303,374
Nationwide Loomis All Cap
Growth Fund, Class R6(a) 2,939,785 44,008,588
Nationwide Mid Cap Market
Index Fund, Class R6(a) 8,092,123 114,908,153
Nationwide Multi-Cap Portfolio,
Class R6(a) 52,707,061 589,792,008
Total Equity Funds
(cost $996,531,803) 1,047,400,678
Investment Companies
Shares Value ($)
Fixed Income Funds 12.6%
Nationwide Bond Index Fund,
Class R6(a) 7,200,743 86,048,876
Nationwide Core Plus Bond
Fund, Class R6(a) 4,876,790 53,498,385
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,216,384 13,209,928
Nationwide Loomis Core Bond
Fund, Class R6(a) 2,227,304 26,571,735
Total Fixed Income Funds
(cost $165,610,757) 179,328,924
Total Investment Companies
(cost $1,257,150,774) 1,318,292,102
Exchange Traded Fund 7.6%
Equity Fund 7.6%
iShares Core MSCI Emerging
Markets ETF 2,074,620 107,278,600
Total Exchange Traded Fund
(cost $108,452,434) 107,278,600
Total Investments
(cost $1,365,603,208) — 100.1% 1,425,570,702
Liabilities in excess of other assets — (0.1)% (800,085)
NET ASSETS — 100.0% $ 1,424,770,617
(a) Investment in affiliate.
ETF Exchange Traded Fund

4 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Investor Destinations Moderately Aggressive Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings
.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Fund $ 107,278,600 $ – $ – $ 107,278,600
Investment Companies 1,318,292,102 – – 1,318,292,102
Total $ 1,425,570,702 $ – $ – $ 1,425,570,702
Amounts designated as "−" are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Investor Destinations Moderate Fund - July 31, 2020 (Unaudited) - Statement of Investments - 5
Investment Companies 86.1%
Shares Value ($)
Alternative Assets 6.6%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 3,909,449 35,693,269
Nationwide Amundi Strategic
Income Fund, Class R6(a) 1,828,249 18,063,100
Nationwide Emerging Markets
Debt Fund, Class R6(a) 2,453,410 23,675,409
Total Alternative Assets
(cost $80,759,962) 77,431,778
Equity Funds 56.7%
Nationwide International Index
Fund, Class R6(a) 21,684,190 158,077,748
Nationwide International Small
Cap Fund, Class R6(a) 2,408,619 23,146,830
Nationwide Loomis All Cap
Growth Fund, Class R6(a) 1,559,075 23,339,349
Nationwide Mid Cap Market
Index Fund, Class R6(a) 4,262,500 60,527,505
Nationwide Multi-Cap Portfolio,
Class R6(a) 35,824,218 400,873,005
Total Equity Funds
(cost $623,257,714) 665,964,437
Fixed Income Funds 22.8%
Nationwide Bond Index Fund,
Class R6(a) 8,383,469 100,182,456
Nationwide Core Plus Bond
Fund, Class R6(a) 5,155,348 56,554,164
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,028,661 11,171,257
Nationwide Loomis Core Bond
Fund, Class R6(a) 4,709,018 56,178,582
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 4,279,530 44,293,141
Total Fixed Income Funds
(cost $250,838,798) 268,379,600
Total Investment Companies
(cost $954,856,474) 1,011,775,815
Exchange-Traded Funds 6.5%
Shares Value ($)
Equity Fund 5.1%
iShares Core MSCI Emerging
Markets ETF 1,143,732 59,142,382
Fixed Income Fund 1.4%
iShares 20+ Year Treasury Bond
ETF 97,348 16,646,508
Total Exchange-Traded Funds
(cost $73,065,032) 75,788,890
Investment Contract 7.5%
Principal
Amount ($)
Nationwide Contract, 2.25%
^∞(a)(b) 87,824,951 87,824,951
Total Investment Contract
(cost $87,824,951) 87,824,951
Total Investments
(cost $1,115,746,457) — 100.1% 1,175,389,656
Liabilities in excess of other assets — (0.1)% (617,307)
NET ASSETS — 100.0% $ 1,174,772,349
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
ETF Exchange Traded Fund

6 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Investor Destinations Moderate Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 75,788,890 $ – $ – $ 75,788,890
Investment Companies 1,011,775,815 – – 1,011,775,815
Investment Contract – – 87,824,951 87,824,951
Total $ 1,087,564,705 $ – $ 87,824,951 $ 1,175,389,656
Amounts designated as "−" are zero or have been rounded to zero.

Nationwide Investor Destinations Moderate Fund - July 31, 2020 (Unaudited) - Statement of Investments - 7
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
*    NFA can increase or redeem all or a portion of each Fund’s investment in the Nationwide contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investment in the Nationwide Contract at its discretion. The Fair Value Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
Investment
Contract Total
Balance as of October 31, 2019 $ 131,059,368 $ 131,059,368
Purchases
*
22,315,887 22,315,887
Sales (65,550,304) (65,550,304)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of July 31, 2020 $ 87,824,951 $ 87,824,951
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.25% (2.25%)
Daily Transactions $1.00 ($1.00)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Investor Destinations Moderately Conservative Fund
Investment Companies 82.0%
Shares Value ($)
Alternative Assets 5.7%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 1,412,755 12,898,449
Nationwide Amundi Strategic
Income Fund, Class R6(a) 660,673 6,527,449
Nationwide Emerging Markets
Debt Fund, Class R6(a) 443,293 4,277,782
Total Alternative Assets
(cost $24,861,274) 23,703,680
Equity Funds 37.6%
Nationwide International Index
Fund, Class R6(a) 5,212,069 37,995,980
Nationwide International Small
Cap Fund, Class R6(a) 423,438 4,069,242
Nationwide Mid Cap Market
Index Fund, Class R6(a) 1,262,230 17,923,665
Nationwide Multi-Cap Portfolio,
Class R6(a) 8,553,915 95,718,311
Total Equity Funds
(cost $142,698,694) 155,707,198
Fixed Income Funds 38.7%
Nationwide Bond Index Fund,
Class R6(a) 5,966,774 71,302,949
Nationwide Core Plus Bond
Fund, Class R6(a) 2,608,257 28,612,584
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,115,179 12,110,846
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,361,387 16,241,343
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 3,093,060 32,013,168
Total Fixed Income Funds
(cost $149,461,643) 160,280,890
Total Investment Companies
(cost $317,021,611) 339,691,768
Exchange Traded Funds 5.5%
Shares Value ($)
Equity Fund 3.5%
iShares Core MSCI Emerging
Markets ETF 279,800 14,468,458
Fixed Income Fund 2.0%
iShares 20+ Year Treasury Bond
ETF 46,886 8,017,506
Total Exchange Traded Funds
(cost $20,425,421) 22,485,964
Investment Contract 12.6%
Principal
Amount ($)
Nationwide Contract, 2.25%
^∞(a)(b) 52,342,080 52,342,080
Total Investment Contract
(cost $52,342,080) 52,342,080
Total Investments
(cost $389,789,112) — 100.1% 414,519,812
Liabilities in excess of other assets — (0.1)% (279,170)
NET ASSETS — 100.0% $ 414,240,642
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
ETF Exchange Traded Fund

Nationwide Investor Destinations Moderately Conservative Fund - July 31, 2020 (Unaudited) - Statement of Investments - 9
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 22,485,964 $ – $ – $ 22,485,964
Investment Companies 339,691,768 – – 339,691,768
Investment Contract – – 52,342,080 52,342,080
Total $ 362,177,732 $ – $ 52,342,080 $ 414,519,812
Amounts designated as "−" are zero or have been rounded to zero.

10 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Investor Destinations Moderately Conservative Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
*    NFA can increase or redeem all or a portion of each Fund’s investment in the Nationwide contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investment in the Nationwide Contract at its discretion. The Fair Value Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
Investment
Contract Total
Balance as of October 31, 2019 $ 70,933,606 $ 70,933,606
Purchases
*
11,893,195 11,893,195
Sales (30,484,721) (30,484,721)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of July 31, 2020 $ 52,342,080 $ 52,342,080
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.25% (2.25%)
Daily Transactions $1.00 ($1.00)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Investor Destinations Conservative Fund - July 31, 2020 (Unaudited) - Statement of Investments - 11
Investment Companies 76.7%
Shares Value ($)
Alternative Assets 6.1%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 1,436,023 13,110,888
Nationwide Amundi Strategic
Income Fund, Class R6(a) 1,911,331 18,883,949
Nationwide Emerging Markets
Debt Fund, Class R6(a) 683,345 6,594,282
Total Alternative Assets
(cost $40,103,038) 38,589,119
Equity Funds 18.8%
Nationwide International Index
Fund, Class R6(a) 4,286,488 31,248,495
Nationwide International Small
Cap Fund, Class R6(a) 326,369 3,136,406
Nationwide Mid Cap Market
Index Fund, Class R6(a) 860,254 12,215,614
Nationwide Multi-Cap Portfolio,
Class R6(a) 6,441,358 72,078,799
Total Equity Funds
(cost $105,761,119) 118,679,314
Fixed Income Funds 51.8%
Nationwide Bond Index Fund,
Class R6(a) 11,555,305 138,085,895
Nationwide Core Plus Bond
Fund, Class R6(a) 5,169,642 56,710,973
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,868,201 31,148,659
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,049,332 12,518,534
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 8,451,962 87,477,807
Total Fixed Income Funds
(cost $304,372,543) 325,941,868
Total Investment Companies
(cost $450,236,700) 483,210,301
Exchange Traded Funds 5.4%
Shares Value ($)
Equity Fund 1.4%
iShares Core MSCI Emerging
Markets ETF 175,211 9,060,161
Fixed Income Fund 4.0%
iShares 20+ Year Treasury Bond
ETF 147,439 25,212,069
Total Exchange Traded Funds
(cost $28,818,448) 34,272,230
Investment Contract 17.9%
Principal
Amount ($)
Nationwide Contract, 2.25%
^∞(a)(b) 112,461,901 112,461,901
Total Investment Contract
(cost $112,461,901) 112,461,901
Total Investments
(cost $591,517,049) — 100.0% 629,944,432
Liabilities in excess of other assets — 0.0%
†
(211,579)
NET ASSETS — 100.0% $ 629,732,853
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
ETF Exchange Traded Fund

12 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Investor Destinations Conservative Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings
.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 34,272,230 $ – $ – $ 34,272,230
Investment Companies 483,210,301 – – 483,210,301
Investment Contract – – 112,461,901 112,461,901
Total $ 517,482,531 $ – $ 112,461,901 $ 629,944,432
Amounts designated as "−" are zero or have been rounded to zero.

Nationwide Investor Destinations Conservative Fund - July 31, 2020 (Unaudited) - Statement of Investments - 13
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
*    NFA can increase or redeem all or a portion of each Fund’s investment in the Nationwide contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investment in the Nationwide Contract at its discretion. The Fair Value Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
Investment
Contract Total
Balance as of October 31, 2019 $ 155,037,226 $ 155,037,226
Purchases
*
19,028,152 19,028,152
Sales (61,603,477) (61,603,477)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of July 31, 2020 $ 112,461,901 $ 112,461,901
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.25% (2.25%)
Daily Transactions $1.00 ($1.00)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bailard Cognitive Value Fund - July 31, 2020 (Unaudited) - Statement of Investments - 1
11111111111
Common Stocks 98.8%
Shares Value ($)
Aerospace & Defense 1.1%
AAR Corp. 5,000 86,100
Embraer SA, ADR-BR* 9,200 53,176
Hexcel Corp. 1,900 70,870
Huntington Ingalls Industries,
Inc. 800 138,968
Mercury Systems, Inc.* 2,000 154,860
Moog, Inc., Class A 2,100 112,812
Vectrus , Inc.* 377 16,584
633,370
Air Freight & Logistics 1.2%
Atlas Air Worldwide Holdings,
Inc.* 7,700 401,016
Echo Global Logistics, Inc.* 2,300 57,650
Hub Group, Inc., Class A* 2,100 111,090
XPO Logistics, Inc.* 1,700 127,534
697,290
Airlines 0.3%
Hawaiian Holdings, Inc.(a) 4,100 48,749
Spirit Airlines, Inc.*(a) 7,100 112,251
161,000
Auto Components 1.2%
Cooper-Standard Holdings,
Inc.* 4,600 49,266
Dana, Inc. 32,200 368,046
Garrett Motion, Inc.* 26,400 155,232
Standard Motor Products, Inc. 1,400 63,672
Strattec Security Corp. 5,259 113,647
749,863
Banks 14.4%
Associated Banc-Corp. 44,900 576,516
Bancorp, Inc. (The)* 51,000 480,930
Bank of Commerce Holdings 16,700 126,085
BankUnited , Inc. 6,300 126,882
Boston Private Financial
Holdings, Inc. 26,300 154,776
C&F Financial Corp. 4,800 140,880
Cadence Bancorp 12,100 94,501
Central Pacific Financial Corp. 29,000 451,240
CIT Group, Inc. 8,000 151,760
Citizens Financial Group, Inc. 17,600 436,656
Civista Bancshares, Inc. 13,304 174,682
Comerica, Inc. 5,500 211,860
ConnectOne Bancorp, Inc. 8,600 118,594
Customers Bancorp, Inc.* 8,100 95,985
Evans Bancorp, Inc. 5,700 125,685
Financial Institutions, Inc. 29,934 442,125
First Financial Bancorp 16,100 224,032
First Foundation, Inc. 3,100 47,647
First Horizon National Corp. 31,400 291,078
Fulton Financial Corp. 7,300 70,810
Glacier Bancorp, Inc. 2,700 95,337
Great Western Bancorp, Inc. 7,300 94,900
Hancock Whitney Corp. 2,000 38,120
Hilltop Holdings, Inc. 4,900 95,403
Horizon Bancorp, Inc. 6,872 69,476
International Bancshares Corp. 2,700 82,134
Mercantile Bank Corp. 11,000 234,190
MVB Financial Corp. 4,500 59,490
Common Stocks
Shares Value ($)
Banks
Northrim Bancorp, Inc. 12,617 290,443
OceanFirst Financial Corp. 7,400 113,368
Old National Bancorp(a) 10,300 144,097
Orrstown Financial Services,
Inc. 7,200 97,920
Peapack -Gladstone Financial
Corp. 100 1,628
Peoples Bancorp of North
Carolina, Inc. 2,748 45,479
Republic First Bancorp, Inc.* 58,616 136,575
Shore Bancshares, Inc. 14,500 134,415
Sierra Bancorp 12,902 226,817
Simmons First National Corp.,
Class A 3,400 56,406
SmartFinancial , Inc. 12,926 184,325
South State Corp. 3,000 142,980
TCF Financial Corp. 3,000 82,470
Trustmark Corp. 3,600 81,072
UMB Financial Corp. 9,000 448,200
Valley National Bancorp 27,000 201,690
Webster Financial Corp. 20,100 548,127
Wintrust Financial Corp. 9,500 406,600
8,654,386
Beverages 0.1%
Primo Water Corp. 6,000 85,260
Biotechnology 2.3%
Akebia Therapeutics, Inc.* 5,800 64,786
Apellis Pharmaceuticals, Inc.* 900 23,301
Ardelyx , Inc.* 14,241 80,462
Arena Pharmaceuticals, Inc.* 1,000 61,390
Blueprint Medicines Corp.* 800 58,544
Eagle Pharmaceuticals, Inc.* 800 37,112
Esperion Therapeutics, Inc.*(a) 2,300 86,549
Intellia Therapeutics, Inc.*(a) 3,100 55,211
Invitae Corp.* 3,100 90,520
Iovance Biotherapeutics , Inc.* 3,700 107,559
Jounce Therapeutics, Inc.* 14,652 67,106
Kura Oncology, Inc.* 5,300 87,132
MacroGenics , Inc.* 2,800 71,120
Rocket Pharmaceuticals, Inc.* 5,952 140,050
Sangamo Therapeutics, Inc.* 10,100 109,383
VBI Vaccines, Inc.* 13,600 55,352
Veracyte , Inc.* 2,700 96,309
Viking Therapeutics, Inc.*(a) 8,500 59,670
1,351,556
Building Products 0.2%
Masonite International Corp.* 1,300 109,655
Capital Markets 1.0%
Blucora , Inc.* 3,200 37,728
Cowen, Inc., Class A 9,001 148,246
Federated Hermes, Inc., Class
B 5,800 152,888
Silvercrest Asset Management
Group, Inc., Class A 10,609 116,699
Stifel Financial Corp. 2,600 126,048
581,609
Chemicals 1.7%
AdvanSix , Inc.* 16,200 201,690

2 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Bailard Cognitive Value Fund
Common Stocks
Shares Value ($)
Chemicals
Cabot Corp. 7,400 269,952
Hawkins, Inc. 3,100 159,743
Koppers Holdings, Inc.* 15,500 390,135
1,021,520
Commercial Services & Supplies 2.5%
Acme United Corp. 6,256 135,568
Brink's Co. (The) 900 39,915
CECO Environmental Corp.* 23,367 156,559
CompX International, Inc. 1,868 25,834
Deluxe Corp. 11,700 330,291
Herman Miller, Inc. 5,800 135,894
Kimball International, Inc.,
Class B 8,350 91,349
Matthews International Corp.,
Class A 4,400 95,040
NL Industries, Inc. 300 1,098
SP Plus Corp.* 3,800 60,382
Tetra Tech, Inc. 2,000 177,300
UniFirst Corp. 900 167,832
Viad Corp. 3,700 53,502
1,470,564
Communications Equipment 0.7%
Aviat Networks, Inc.* 7,200 147,600
Calix, Inc.* 5,800 118,958
PCTEL, Inc.*(a) 20,086 131,563
398,121
Construction & Engineering 2.8%
Aegion Corp.* 13,060 201,385
EMCOR Group, Inc. 4,900 335,650
Great Lakes Dredge & Dock
Corp.* 15,677 131,060
IES Holdings, Inc.* 6,481 154,442
MYR Group, Inc.* 5,000 183,350
Orion Group Holdings, Inc.* 49,900 143,712
Primoris Services Corp. 9,200 147,476
Quanta Services, Inc. 6,900 275,793
Valmont Industries, Inc. 500 60,600
WillScot Mobile Mini Holdings
Corp.* 4,000 60,240
1,693,708
Consumer Finance 1.3%
Ally Financial, Inc. 9,600 192,960
Navient Corp. 51,100 406,756
OneMain Holdings, Inc. 6,600 189,420
789,136
Containers & Packaging 0.8%
Graphic Packaging Holding
Co. 11,400 158,916
Westrock Co. 12,500 335,750
494,666
Diversified Consumer Services 1.9%
Adtalem Global Education,
Inc.* 11,100 381,174
American Public Education,
Inc.* 4,546 132,334
Carriage Services, Inc. 7,700 170,247
OneSpaWorld Holdings Ltd.(a) 4,800 26,688
Common Stocks
Shares Value ($)
Diversified Consumer Services
Perdoceo Education Corp.* 8,500 122,400
Strategic Education, Inc. 1,000 126,210
Universal Technical Institute,
Inc.* 21,308 158,318
1,117,371
Diversified Financial Services 0.1%
Alerus Financial Corp. 1,100 21,318
Marlin Business Services
Corp. 6,048 44,392
65,710
Diversified Telecommunication Services 0.1%
Bandwidth, Inc., Class A* 600 86,868
Electric Utilities 1.7%
ALLETE, Inc. 4,900 290,570
NRG Energy, Inc. 6,400 216,384
OGE Energy Corp. 10,300 338,870
Portland General Electric Co. 3,500 154,455
1,000,279
Electrical Equipment 1.7%
Atkore International Group,
Inc.* 8,200 218,694
AZZ, Inc. 4,700 148,426
Broadwind , Inc.* 23,144 107,157
LSI Industries, Inc. 8,319 48,749
nVent Electric plc 18,400 334,144
Powell Industries, Inc. 5,000 132,750
989,920
Electronic Equipment, Instruments & Components 3.9%
Arrow Electronics, Inc.* 2,700 193,374
Avnet, Inc. 8,000 213,760
II-VI, Inc.* 4,100 207,952
Itron , Inc.* 2,600 180,856
Jabil, Inc. 9,300 324,198
Kimball Electronics, Inc.* 11,000 146,080
LGL Group, Inc. (The)* 17,500 152,775
Littelfuse , Inc. 1,000 177,650
Methode Electronics, Inc. 7,800 219,960
MTS Systems Corp. 4,400 81,620
nLight , Inc.* 900 20,853
Rogers Corp.* 1,200 143,028
ScanSource , Inc.* 10,835 248,663
2,310,769
Energy Equipment & Services 0.9%
Archrock , Inc. 12,700 84,582
ChampionX Corp.* 14,600 138,846
Helmerich & Payne, Inc. 4,100 73,103
Natural Gas Services Group,
Inc.* 4,600 29,348
NexTier Oilfield Solutions, Inc.* 28,500 71,820
Patterson-UTI Energy, Inc. 21,600 83,700
Solaris Oilfield Infrastructure,
Inc., Class A(a) 4,100 29,766
511,165
Entertainment 0.1%
Zynga, Inc., Class A* 7,200 70,776

Nationwide Bailard Cognitive Value Fund - July 31, 2020 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs) 8.8%
Agree Realty Corp. 4,100 274,577
American Assets Trust, Inc. 5,000 135,000
Braemar Hotels & Resorts, Inc. 34,900 85,156
BRT Apartments Corp. 26,253 270,931
Chatham Lodging Trust 14,900 77,629
Colony Capital, Inc. 33,700 64,704
CoreSite Realty Corp. 2,400 309,720
Cousins Properties, Inc. 7,100 218,112
CyrusOne , Inc. 1,800 150,156
Equity LifeStyle Properties,
Inc. 2,100 143,472
Essential Properties Realty
Trust, Inc. 6,100 98,210
Highwoods Properties, Inc. 5,600 214,704
JBG SMITH Properties 12,400 359,724
Kilroy Realty Corp. 1,400 81,578
Kimco Realty Corp. 29,400 327,810
LTC Properties, Inc. 9,000 334,350
Macerich Co. (The) 8,700 66,381
One Liberty Properties, Inc. 69 1,171
Pebblebrook Hotel Trust 23,800 252,280
Physicians Realty Trust 4,500 81,180
PS Business Parks, Inc. 3,500 482,825
Ryman Hospitality Properties,
Inc. 2,600 83,252
Safehold , Inc. 3,100 156,333
Sunstone Hotel Investors, Inc. 30,200 225,896
Terreno Realty Corp. 2,400 145,824
VEREIT, Inc. 57,400 373,674
Weingarten Realty Investors 13,900 237,134
5,251,783
Food & Staples Retailing 1.3%
Casey's General Stores, Inc. 1,000 159,190
Performance Food Group Co.* 8,300 232,566
SpartanNash Co. 6,500 136,663
United Natural Foods, Inc.* 7,400 146,890
US Foods Holding Corp.* 3,900 79,170
754,479
Food Products 1.4%
Hostess Brands, Inc.* 12,300 155,964
Ingredion, Inc. 3,300 285,450
John B Sanfilippo & Son, Inc. 2,134 188,155
Seneca Foods Corp., Class A* 4,601 180,267
809,836
Gas Utilities 0.8%
National Fuel Gas Co. 2,500 101,425
UGI Corp. 10,700 356,738
458,163
Health Care Equipment & Supplies 1.1%
Globus Medical, Inc., Class A* 2,700 130,086
Hill-Rom Holdings, Inc. 800 77,776
ICU Medical, Inc.* 700 128,611
Integer Holdings Corp.* 2,600 171,002
Microbot Medical, Inc.* 3,100 20,801
Pro- Dex , Inc.* 4,084 77,596
Surmodics , Inc.* 1,300 61,477
667,349
Common Stocks
Shares Value ($)
Health Care Providers & Services 1.8%
CorVel Corp.*(a) 3,700 294,113
LHC Group, Inc.* 800 156,088
MEDNAX, Inc.* 9,700 193,806
National HealthCare Corp. 4,877 289,304
Owens & Minor, Inc. 9,000 144,720
1,078,031
Health Care Technology 1.6%
HMS Holdings Corp.* 4,900 159,250
MTBC, Inc.* 12,603 136,995
NextGen Healthcare, Inc.* 25,600 374,272
Omnicell , Inc.* 2,400 168,696
Simulations Plus, Inc. 1,298 91,379
930,592
Hotels, Restaurants & Leisure 0.2%
Del Taco Restaurants, Inc.* 19,600 149,940
Household Durables 3.1%
Century Communities, Inc.* 3,300 117,546
Green Brick Partners, Inc.* 5,849 80,716
Hamilton Beach Brands
Holding Co., Class A 2,931 44,551
Helen of Troy Ltd.* 900 169,425
Hooker Furniture Corp. 5,400 115,560
KB Home 4,800 161,472
Lovesac Co. (The)*(a) 3,100 98,518
MDC Holdings, Inc. 4,400 197,252
PulteGroup, Inc. 4,500 196,200
Skyline Champion Corp.* 1,500 42,345
TopBuild Corp.* 1,300 171,496
TRI Pointe Group, Inc.* 22,700 379,544
Turtle Beach Corp.* 6,051 110,976
1,885,601
Household Products 0.6%
Oil- Dri Corp. of America 5,157 179,309
Spectrum Brands Holdings,
Inc. 3,600 194,976
374,285
Independent Power and Renewable Electricity Producers
1.0%
AES Corp. (The) 14,800 225,404
Atlantic Power Corp.* 109,400 214,424
Atlantica Sustainable
Infrastructure plc 4,800 143,856
583,684
Insurance 2.9%
American Equity Investment
Life Holding Co. 5,400 137,430
Argo Group International
Holdings Ltd. 3,800 127,338
Assured Guaranty Ltd. 5,600 122,248
FedNat Holding Co. 14,730 137,873
Global Indemnity Ltd. 4,200 95,970
Kemper Corp. 2,800 219,856
National General Holdings
Corp. 6,100 207,339
ProAssurance Corp. 5,200 76,440
Stewart Information Services
Corp. 4,600 192,970

4 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Bailard Cognitive Value Fund
Common Stocks
Shares Value ($)
Insurance
Third Point Reinsurance Ltd.* 31,000 241,490
Unum Group 9,400 161,962
1,720,916
Interactive Media & Services 0.1%
Cars.com, Inc.* 11,100 90,132
Internet & Direct Marketing Retail 1.5%
1-800-Flowers.com, Inc.,
Class A* 5,400 152,550
CarParts.com, Inc.*(a) 11,285 155,112
Duluth Holdings, Inc., Class B* 3,800 28,082
Etsy, Inc.* 1,400 165,732
Overstock.com, Inc.* 2,800 211,652
PetMed Express, Inc.(a) 1,600 49,920
RealReal , Inc. (The)* 2,300 31,372
Revolve Group, Inc.* 1,900 31,103
Stitch Fix, Inc., Class A*(a) 3,500 77,525
903,048
IT Services 3.0%
CACI International, Inc., Class
A* 700 145,474
DXC Technology Co. 17,100 306,261
LiveRamp Holdings, Inc.* 3,500 159,495
ManTech International Corp.,
Class A 2,700 187,866
Perspecta , Inc. 15,500 331,700
Science Applications
International Corp. 4,200 335,916
Sykes Enterprises, Inc.* 13,100 359,726
1,826,438
Leisure Products 0.3%
Polaris, Inc. 1,700 176,171
Life Sciences Tools & Services 0.3%
10X Genomics, Inc., Class A* 900 88,533
Harvard Bioscience, Inc.* 18,500 57,535
Quanterix Corp.* 1,800 58,158
204,226
Machinery 2.3%
Crane Co. 6,200 350,734
Evoqua Water Technologies
Corp.* 8,000 153,840
Hillenbrand, Inc. 6,800 198,764
Miller Industries, Inc. 4,700 133,245
Rexnord Corp. 5,500 159,335
Timken Co. (The) 7,900 360,714
1,356,632
Media 0.4%
Fluent, Inc.* 80,633 146,752
Gray Television, Inc.* 6,100 87,474
Townsquare Media, Inc., Class
A 3,865 17,161
251,387
Metals & Mining 1.5%
Alcoa Corp.* 9,000 117,000
Allegheny Technologies, Inc.* 4,900 42,581
Cleveland-Cliffs, Inc.(a) 9,200 47,656
Commercial Metals Co. 12,300 254,364
Common Stocks
Shares Value ($)
Metals & Mining
Reliance Steel & Aluminum
Co. 3,900 383,214
Worthington Industries, Inc. 2,200 82,324
927,139
Mortgage Real Estate Investment Trusts (REITs) 2.4%
AG Mortgage Investment
Trust, Inc. 31,600 88,164
Arbor Realty Trust, Inc. 19,500 198,705
Blackstone Mortgage Trust,
Inc., Class A 10,300 247,921
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 4,300 150,629
Ladder Capital Corp. 12,200 94,794
MFA Financial, Inc. 73,800 194,094
New Residential Investment
Corp. 14,700 116,571
New York Mortgage Trust, Inc. 24,300 63,666
PennyMac Mortgage
Investment Trust 4,700 88,595
Starwood Property Trust, Inc. 7,500 112,125
TPG RE Finance Trust, Inc. 11,400 98,952
1,454,216
Multi-Utilities 1.5%
Avista Corp. 6,500 241,345
Black Hills Corp. 4,170 241,276
MDU Resources Group, Inc. 9,600 201,408
NorthWestern Corp. 3,300 185,658
869,687
Oil, Gas & Consumable Fuels 2.4%
Altus Midstream Co.* 2,000 27,120
Amplify Energy Corp.(a) 37,910 46,250
Cimarex Energy Co. 5,100 124,746
CNX Resources Corp.* 9,100 87,815
Devon Energy Corp. 10,600 111,194
Diamondback Energy, Inc. 2,100 83,706
Enerplus Corp. 11,800 29,264
Evolution Petroleum Corp. 6,800 17,816
Green Plains, Inc.* 4,800 62,064
Kosmos Energy Ltd. 10,800 17,388
Laredo Petroleum, Inc.* 5,900 89,444
Murphy Oil Corp. 3,200 42,272
Par Pacific Holdings, Inc.* 4,600 34,086
PBF Energy, Inc., Class A 9,400 81,592
PDC Energy, Inc.*(a) 8,400 119,784
Penn Virginia Corp.*(a) 16,420 162,722
Ring Energy, Inc.* 101,000 111,100
Southwestern Energy Co.* 10,100 24,543
World Fuel Services Corp. 4,500 105,885
WPX Energy, Inc.* 13,300 79,401
1,458,192
Paper & Forest Products 0.2%
Clearwater Paper Corp.* 3,100 114,452
Pharmaceuticals 0.3%
Amphastar Pharmaceuticals,
Inc.* 3,300 66,066
Arvinas , Inc.* 1,300 40,950
Provention Bio, Inc.*(a) 5,900 61,301

Nationwide Bailard Cognitive Value Fund - July 31, 2020 (Unaudited) - Statement of Investments - 5
Common Stocks
Shares Value ($)
Pharmaceuticals
SCYNEXIS, Inc.* 4,734 30,676
198,993
Professional Services 1.5%
ASGN, Inc.* 2,300 157,458
FTI Consulting, Inc.* 1,600 191,104
ManpowerGroup , Inc. 5,700 392,103
Mastech Digital, Inc.* 4,994 107,371
Resources Connection, Inc. 6,600 74,580
922,616
Road & Rail 0.5%
Saia, Inc.*(a) 1,200 143,340
Universal Logistics Holdings,
Inc. 8,329 153,004
296,344
Semiconductors & Semiconductor Equipment 2.4%
Advanced Energy Industries,
Inc.* 2,300 169,211
Amkor Technology, Inc.* 15,200 206,644
Cabot Microelectronics Corp. 1,100 165,792
Entegris , Inc. 2,600 186,966
MKS Instruments, Inc. 1,400 178,416
NeoPhotonics Corp.*(a) 6,400 58,304
NVE Corp. 2,045 110,921
Photronics , Inc.* 6,950 82,566
Power Integrations, Inc. 1,300 158,639
Silicon Laboratories, Inc.* 1,500 150,765
1,468,224
Software 1.7%
ChannelAdvisor Corp.* 9,000 183,330
Envestnet , Inc.* 2,100 170,520
Nuance Communications, Inc.* 5,800 158,630
Nutanix , Inc., Class A* 900 19,971
Progress Software Corp. 9,700 338,142
Support.com, Inc. 87,983 146,932
VirnetX Holding Corp.(a) 3,989 20,623
1,038,148
Specialty Retail 1.6%
American Eagle Outfitters, Inc.
(a) 15,500 155,000
GrowGeneration Corp.* 3,500 29,540
Lithia Motors, Inc., Class A 900 206,235
MarineMax , Inc.* 2,000 55,480
Monro , Inc. 2,800 157,640
National Vision Holdings, Inc.* 4,200 134,358
Signet Jewelers Ltd.(a) 6,100 65,514
Williams-Sonoma, Inc. 2,100 182,952
986,719
Textiles, Apparel & Luxury Goods 1.6%
Capri Holdings Ltd.* 6,500 97,370
Culp, Inc. 14,700 163,170
Deckers Outdoor Corp.* 800 167,400
Lakeland Industries, Inc.*(a) 6,000 141,960
Rocky Brands, Inc. 6,721 152,903
Superior Group of Cos., Inc. 12,563 241,838
964,641
Thrifts & Mortgage Finance 3.0%
Essent Group Ltd. 3,900 139,737
Common Stocks
Shares Value ($)
Thrifts & Mortgage Finance
Flagstar Bancorp, Inc. 16,700 524,046
FS Bancorp, Inc. 2,300 87,400
Meridian Bancorp, Inc. 9,400 107,207
MGIC Investment Corp. 25,800 213,366
NMI Holdings, Inc., Class A* 10,700 166,064
Radian Group, Inc. 14,600 217,832
Riverview Bancorp, Inc. 29,400 143,472
Timberland Bancorp, Inc. 8,100 134,946
WSFS Financial Corp. 1,500 42,795
1,776,865
Trading Companies & Distributors 3.1%
Applied Industrial
Technologies, Inc. 2,700 170,424
BMC Stock Holdings, Inc.* 5,500 140,800
CAI International, Inc.* 8,184 140,847
Fly Leasing Ltd., ADR-IE* 4,300 27,907
Herc Holdings, Inc.* 8,500 285,090
MRC Global, Inc.* 14,200 84,490
MSC Industrial Direct Co., Inc.,
Class A 6,500 429,065
Triton International Ltd. 5,600 176,232
Veritiv Corp.* 4,300 65,833
WESCO International, Inc.* 8,335 323,981
1,844,669
Wireless Telecommunication Services 0.6%
Telephone and Data Systems,
Inc. 17,700 343,734
Total Common Stocks
(cost $56,111,434) 59,181,894
Exchange Traded Fund 0.4%
Equity Fund 0.4%
Vanguard Small-Cap Value
ETF 2,305 254,564
Total Exchange Traded Fund
(cost $190,626) 254,564
Master Limited Partnership 0.1%
Hotels, Restaurants & Leisure 0.1%
Cedar Fair LP 1,200 28,608
Total Master Limited Partnership
(cost  $25,689)
28,608
Short-Term Investment 1.7%
Money Market Fund 1.7%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.09%(b)(c) 1,039,186 1,039,186
Total Short-Term Investment
(cost $1,039,186) 1,039,186

6 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Bailard Cognitive Value Fund
Repurchase Agreement 0.2%
Principal
Amount ($) Value ($)
BNP Paribas Securities
Corp.,
0.07%, dated 7/31/2020,
due 8/3/2020, repurchase
price $116,762,
collateralized by U.S.
Treasury Note, 1.50%,
maturing 8/15/2026; total
market value $119,823.(c) 116,761 116,761
Total Repurchase Agreement
(cost $116,761) 116,761
Total Investments
(cost $57,483,696) — 101.2% 60,621,013
Liabilities in excess of other assets — (1.2)% (717,968)
NET ASSETS — 100.0%
$ 59,903,045
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at July
31, 2020. The total value of securities on loan at July 31,
2020 was $1,440,903, which was collateralized by cash
used to purchase a money market fund and a repurchase
agreement with a value of $1,039,186 and $116,761,
respectively, and by $357,615 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% - 4.50%, and maturity dates ranging from 8/31/2020 –
11/15/2048; total value of $1,513,562.
(b) Represents 7-day effective yield as of July 31, 2020.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2020 was $1,155,947.
ADR American Depositary Receipt
BR Brazil
ETF Exchange Traded Fund
IE Ireland
REIT Real Estate Investment Trust

Nationwide Bailard Cognitive Value Fund - July 31, 2020 (Unaudited) - Statement of Investments - 7
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

8 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Bailard Cognitive Value Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 59,181,894 $ – $ – $ 59,181,894
Exchange Traded Fund 254,564 – – 254,564
Master Limited Partnership 28,608 – – 28,608
Repurchase Agreement – 116,761 – 116,761
Short-Term Investment 1,039,186 – – 1,039,186
Total $ 60,504,252 $ 116,761 $ – $ 60,621,013
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bailard Technology & Science Fund - July 31, 2020 (Unaudited) - Statement of Investments - 9
Common Stocks 99.4%
Shares Value ($)
Biotechnology 5.9%
Acceleron Pharma, Inc.* 6,000 595,020
Alkermes plc* 17,500 315,175
Alnylam Pharmaceuticals,
Inc.*(a) 3,500 510,160
Apellis Pharmaceuticals, Inc.* 16,000 414,240
Arena Pharmaceuticals, Inc.* 9,500 583,205
Assembly Biosciences, Inc.* 26,000 577,200
Biogen, Inc.* 1,050 288,424
BioMarin Pharmaceutical, Inc.* 4,000 479,240
Bluebird Bio, Inc.* 6,100 370,270
Dynavax Technologies
Corp.*(a) 50,000 405,500
Esperion Therapeutics, Inc.*(a) 10,200 383,826
FibroGen , Inc.* 13,000 526,110
Gilead Sciences, Inc. 2,700 187,731
Ionis Pharmaceuticals, Inc.* 3,000 172,680
Iovance Biotherapeutics , Inc.* 14,000 406,980
Kura Oncology, Inc.* 41,000 674,040
Magenta Therapeutics, Inc.* 20,000 140,400
Mersana Therapeutics, Inc.*(a) 36,000 715,680
Neurocrine Biosciences, Inc.* 3,900 469,404
Precision BioSciences , Inc.* 10,200 64,872
VBI Vaccines, Inc.* 50,000 203,500
Vertex Pharmaceuticals, Inc.* 2,200 598,400
Xencor , Inc.* 14,500 436,305
9,518,362
Communications Equipment 2.4%
Cisco Systems, Inc. 83,670 3,940,857
Electronic Equipment, Instruments & Components 2.8%
Insight Enterprises, Inc.* 44,290 2,207,414
TE Connectivity Ltd. 25,915 2,308,249
4,515,663
Entertainment 5.6%
Activision Blizzard, Inc. 38,100 3,148,203
Electronic Arts, Inc.* 25,450 3,604,229
Sea Ltd., ADR-TW* 19,040 2,326,688
9,079,120
Household Durables 2.3%
Sony Corp., ADR-JP 46,800 3,648,528
Interactive Media & Services 8.9%
Alphabet, Inc., Class A* 4,298 6,395,209
Facebook, Inc., Class A* 31,165 7,905,626
14,300,835
Internet & Direct Marketing Retail 4.9%
Amazon.com, Inc.* 2,502 7,918,029
IT Services 14.7%
Akamai Technologies, Inc.* 10,615 1,193,551
Booz Allen Hamilton Holding
Corp. 36,400 2,976,064
Euronet Worldwide, Inc.* 32,725 3,146,181
Fiserv, Inc.* 14,000 1,397,060
PayPal Holdings, Inc.* 29,250 5,735,047
Twilio , Inc., Class A* 13,930 3,864,461
Visa, Inc., Class A 28,065 5,343,576
23,655,940
Common Stocks
Shares Value ($)
Pharmaceuticals 0.9%
Arvinas , Inc.* 7,500 236,250
Bristol-Myers Squibb Co. 2,800 164,248
Catalent , Inc.* 8,000 698,720
Pfizer, Inc. 5,500 211,640
Provention Bio, Inc.*(a) 18,500 192,215
1,503,073
Semiconductors & Semiconductor Equipment 20.8%
Broadcom, Inc. 2,966 939,480
KLA Corp. 14,940 2,985,460
Lam Research Corp. 10,390 3,918,692
Micron Technology, Inc.* 59,400 2,973,267
NVIDIA Corp. 15,510 6,585,391
NXP Semiconductors NV 41,170 4,838,710
QUALCOMM, Inc. 48,200 5,090,402
Skyworks Solutions, Inc. 16,010 2,330,736
Texas Instruments, Inc. 31,450 4,011,448
33,673,586
Software 22.2%
Adobe, Inc.* 16,000 7,109,120
Avalara, Inc.* 9,000 1,210,050
DocuSign, Inc.* 11,765 2,551,005
Elastic NV* 10,800 1,038,852
HubSpot , Inc.* 4,350 1,020,554
Microsoft Corp. 78,630 16,119,936
RingCentral, Inc., Class A* 15,850 4,600,779
ServiceNow , Inc.* 2,950 1,295,640
Varonis Systems, Inc.* 9,050 980,568
35,926,504
Technology Hardware, Storage & Peripherals 8.0%
Apple, Inc. 28,350 12,049,884
HP, Inc. 48,910 859,838
12,909,722
Total Common Stocks
(cost $53,786,257) 160,590,219
Rights 0.0%
†
Number of
Rights
Pharmaceuticals 0.0%
†
Bristol-Myers Squibb Co.,
CVR, expiring 12/31/2020* 30,000 108,000
Total Rights
(cost $101,713) 108,000
Short-Term Investment 0.5%
Money Market Fund 0.5%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.09%
(b)(c) 771,396 771,396
Total Short-Term Investment
(cost $771,396) 771,396

10 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Bailard Technology & Science Fund
Repurchase Agreement 0.1%
Principal
Amount ($) Value ($)
BNP Paribas Securities
Corp.,
0.07%, dated 7/31/2020,
due 8/3/2020, repurchase
price $86,673,
collateralized by U.S.
Treasury Note, 1.50%,
maturing 8/15/2026; total
market value $88,945.(c) 86,673 86,673
Total Repurchase Agreement
(cost $86,673) 86,673
Total Investments
(cost $54,746,039) — 100.0% 161,556,288
Other assets in excess of liabilities — 0.0%
†
33,714
NET ASSETS — 100.0%
$ 161,590,002
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at July 31,
2020. The total value of securities on loan at July 31, 2020 was $1,098,646, which was collateralized by cash used to
purchase a money market fund and a repurchase agreement
with a value of $771,396 and $86,673, respectively, and
by $324,061 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 4.50%, and maturity dates ranging from 8/31/2020 –
11/15/2048; total value of $1,182,130.
(b) Represents 7-day effective yield as of July 31, 2020.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2020 was $858,069.
ADR American Depositary Receipt
CVR Contingent Value Rights
JP Japan
TW Taiwan

Nationwide Bailard Technology & Science Fund - July 31, 2020 (Unaudited) - Statement of Investments - 11
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

12 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Bailard Technology & Science Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 160,590,219 $ – $ – $ 160,590,219
Repurchase Agreement – 86,673 – 86,673
Right 108,000 – – 108,000
Short-Term Investment 771,396 – – 771,396
Total $ 161,469,615 $ 86,673 $ – $ 161,556,288
Amounts design ated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Diamond Hill Large Cap Concentrated Fund - July 31, 2020 (Unaudited) - Statement of Investments - 13
Common Stocks 99.1%
Shares Value ($)
Auto Components 4.3%
BorgWarner, Inc. 23,886 874,227
Banks 5.9%
Citigroup, Inc. 24,211 1,210,792
Beverages 5.7%
PepsiCo, Inc. 8,487 1,168,320
Capital Markets 8.7%
Charles Schwab Corp. (The) 24,929 826,397
KKR & Co., Inc.(a) 27,036 956,263
1,782,660
Diversified Financial Services 6.7%
Berkshire Hathaway, Inc.,
Class B* 6,951 1,360,867
Entertainment 5.6%
Walt Disney Co. (The) 9,855 1,152,444
Food Products 5.7%
Mondelez International, Inc.,
Class A 21,023 1,166,566
Health Care Equipment & Supplies 8.9%
Abbott Laboratories 18,109 1,822,490
Household Durables 4.8%
NVR, Inc.* 249 978,607
Household Products 4.9%
Procter & Gamble Co. (The) 7,679 1,006,870
Insurance 10.2%
American International Group,
Inc. 39,033 1,254,521
MetLife, Inc. 21,760 823,616
2,078,137
Interactive Media & Services 8.2%
Alphabet, Inc., Class A* 542 806,469
Facebook, Inc., Class A* 3,430 870,088
1,676,557
IT Services 4.0%
Fidelity National Information
Services, Inc. 5,515 806,900
Machinery 3.8%
Parker-Hannifin Corp. 4,280 765,778
Oil, Gas & Consumable Fuels 3.1%
Chevron Corp. 7,513 630,641
Pharmaceuticals 4.6%
Pfizer, Inc. 24,567 945,338
Specialty Retail 4.0%
TJX Cos., Inc. (The) 15,498 805,741
Total Investments
(cost $18,934,162) — 99.1% 20,232,935
Other assets in excess of liabilities — 0.9% 176,028
NET ASSETS — 100.0%
$ 20,408,963
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at July
31, 2020. The total value of securities on loan at July 31,
2020 was $4,846, which was collateralized by $5,027 in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 4.50%, and maturity dates ranging from
8/31/2020 – 11/15/2048.

14 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Diamond Hill Large Cap Concentrated Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 20,232,935 $ – $ – $ 20,232,935
Total $ 20,232,935 $ – $ – $ 20,232,935
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Fund - July 31, 2020 (Unaudited) - Statement of Investments - 15
Common Stocks 98.9%
Shares Value ($)
Aerospace & Defense 2.2%
Boeing Co. (The) 13,361 2,111,038
Lockheed Martin Corp. 25,574 9,691,779
Northrop Grumman Corp. 20,789 6,756,633
Raytheon Technologies Corp. 102,847 5,829,368
24,388,818
Air Freight & Logistics 1.0%
FedEx Corp. 64,381 10,841,760
Airlines 0.2%
Southwest Airlines Co. 61,708 1,906,160
Banks 2.3%
Bank of America Corp. 1,019,553 25,366,479
Beverages 1.1%
Coca-Cola Co. (The) 268,172 12,668,445
Biotechnology 0.8%
Incyte Corp.* 8,507 840,151
Regeneron Pharmaceuticals,
Inc.* 2,871 1,814,673
Seattle Genetics, Inc.* 20,304 3,375,946
Vertex Pharmaceuticals, Inc.* 11,256 3,061,632
9,092,402
Building Products 0.5%
Trane Technologies plc 49,582 5,546,738
Capital Markets 2.6%
BlackRock, Inc. 5,453 3,135,530
Blackstone Group, Inc. (The),
Class A 184,047 9,806,024
Charles Schwab Corp. (The) 194,974 6,463,388
S&P Global, Inc. 18,057 6,324,464
TD Ameritrade Holding Corp. 83,835 3,008,838
28,738,244
Chemicals 2.0%
Celanese Corp. 57,092 5,549,343
FMC Corp. 50,204 5,324,134
Linde plc 26,409 6,473,110
PPG Industries, Inc. 44,634 4,804,850
22,151,437
Consumer Finance 0.3%
American Express Co. 33,686 3,143,577
Containers & Packaging 0.7%
Ball Corp. 64,656 4,760,621
Crown Holdings, Inc.* 41,039 2,937,572
7,698,193
Diversified Financial Services 1.0%
Berkshire Hathaway, Inc.,
Class B* 27,229 5,330,894
Equitable Holdings, Inc. 287,518 5,882,618
11,213,512
Electric Utilities 3.4%
Duke Energy Corp. 114,082 9,667,309
Edison International 105,573 5,877,249
Exelon Corp. 324,163 12,515,933
FirstEnergy Corp. 297,987 8,641,623
Southern Co. (The) 26,569 1,450,933
38,153,047
Common Stocks
Shares Value ($)
Electrical Equipment 0.3%
Rockwell Automation, Inc. 12,857 2,804,626
Electronic Equipment, Instruments & Components 0.5%
Corning, Inc. 188,579 5,845,949
Energy Equipment & Services 0.2%
Schlumberger Ltd. 97,934 1,776,523
Entertainment 2.3%
Electronic Arts, Inc.* 38,661 5,475,171
Netflix, Inc.* 28,394 13,881,259
Spotify Technology SA* 10,183 2,625,381
Walt Disney Co. (The) 31,826 3,721,732
25,703,543
Equity Real Estate Investment Trusts (REITs) 3.4%
Alexandria Real Estate
Equities, Inc. 32,212 5,719,241
American Tower Corp. 47,034 12,294,217
Boston Properties, Inc. 32,328 2,880,102
Equinix , Inc. 11,978 9,408,479
Prologis, Inc. 73,484 7,746,683
38,048,722
Food & Staples Retailing 0.3%
Kroger Co. (The) 104,358 3,630,615
Food Products 1.6%
Mondelez International, Inc.,
Class A 322,973 17,921,772
Health Care Equipment & Supplies 3.7%
Boston Scientific Corp.* 232,171 8,954,835
Danaher Corp. 50,563 10,304,739
Edwards Lifesciences Corp.* 84,234 6,604,788
IDEXX Laboratories, Inc.* 4,866 1,935,451
Intuitive Surgical, Inc.* 10,988 7,531,615
Teleflex, Inc. 13,825 5,158,108
40,489,536
Health Care Providers & Services 3.2%
Anthem, Inc. 28,265 7,738,957
Centene Corp.* 61,822 4,033,885
HCA Healthcare, Inc. 35,376 4,480,017
Laboratory Corp. of America
Holdings* 12,433 2,398,574
McKesson Corp. 20,485 3,076,028
Quest Diagnostics, Inc. 18,341 2,330,591
UnitedHealth Group, Inc. 38,052 11,521,385
35,579,437
Hotels, Restaurants & Leisure 1.1%
Las Vegas Sands Corp. 71,425 3,116,987
McDonald's Corp. 44,807 8,705,104
11,822,091
Household Durables 1.4%
DR Horton, Inc. 167,213 11,062,812
Lennar Corp., Class A 67,236 4,864,525
15,927,337
Household Products 2.7%
Procter & Gamble Co. (The) 224,278 29,407,331
Industrial Conglomerates 0.8%
General Electric Co. 193,902 1,176,985

16 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Fund
Common Stocks
Shares Value ($)
Industrial Conglomerates
Honeywell International, Inc. 54,768 8,180,696
9,357,681
Insurance 2.6%
American International Group,
Inc. 120,273 3,865,574
Athene Holding Ltd., Class A* 121,799 3,928,018
Hartford Financial Services
Group, Inc. (The) 135,367 5,728,731
Marsh & McLennan Cos., Inc. 73,281 8,544,565
Progressive Corp. (The) 78,978 7,134,872
29,201,760
Interactive Media & Services 7.0%
Alphabet, Inc., Class A* 26,742 39,790,759
Facebook, Inc., Class A* 97,623 24,764,027
Match Group, Inc.* 72,079 7,402,513
Snap, Inc., Class A* 249,969 5,604,305
77,561,604
Internet & Direct Marketing Retail 6.2%
Amazon.com, Inc.* 21,612 68,395,064
IT Services 5.0%
FleetCor Technologies, Inc.* 37,360 9,660,175
Global Payments, Inc. 92,106 16,396,710
PayPal Holdings, Inc.* 57,604 11,294,416
VeriSign, Inc.* 15,283 3,235,106
Visa, Inc., Class A 75,208 14,319,603
54,906,010
Life Sciences Tools & Services 1.1%
Thermo Fisher Scientific, Inc. 30,417 12,591,117
Machinery 2.2%
Fortive Corp. 108,479 7,614,141
Illinois Tool Works, Inc. 2,156 398,839
Ingersoll Rand, Inc.* 203,415 6,425,880
Parker-Hannifin Corp. 11,623 2,079,587
Stanley Black & Decker, Inc. 15,726 2,411,110
Westinghouse Air Brake
Technologies Corp. 90,180 5,608,294
24,537,851
Media 2.4%
Charter Communications, Inc.,
Class A* 35,892 20,817,360
Omnicom Group, Inc. 103,059 5,537,360
26,354,720
Multiline Retail 1.0%
Dollar General Corp. 59,017 11,236,837
Oil, Gas & Consumable Fuels 2.6%
BP plc, ADR-UK(a) 66,979 1,476,217
Chevron Corp. 81,297 6,824,070
Concho Resources, Inc. 18,007 946,088
Diamondback Energy, Inc. 22,518 897,568
EOG Resources, Inc. 114,195 5,350,036
Exxon Mobil Corp. 184,105 7,747,138
Marathon Petroleum Corp. 95,506 3,648,329
Noble Energy, Inc. 99,936 998,361
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Pioneer Natural Resources
Co. 11,948 1,158,000
29,045,807
Pharmaceuticals 5.8%
AstraZeneca plc, ADR-UK 341,273 19,036,208
Eli Lilly & Co. 120,493 18,108,893
Pfizer, Inc. 668,944 25,740,965
Royalty Pharma plc, Class A* 31,620 1,361,241
64,247,307
Professional Services 1.2%
Equifax, Inc. 16,040 2,607,462
IHS Markit Ltd. 137,600 11,108,448
13,715,910
Road & Rail 1.2%
JB Hunt Transport Services,
Inc. 68,054 8,806,188
Uber Technologies, Inc.* 143,944 4,355,745
13,161,933
Semiconductors & Semiconductor Equipment 4.7%
Advanced Micro Devices, Inc.* 166,308 12,877,228
KLA Corp. 31,232 6,241,091
Lam Research Corp. 7,431 2,802,676
Marvell Technology Group Ltd. 251,105 9,157,799
Micron Technology, Inc.* 118,071 5,910,044
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 83,721 6,604,750
Texas Instruments, Inc. 70,405 8,980,158
52,573,746
Software 8.1%
Adobe, Inc.* 8,765 3,894,465
Microsoft Corp. 292,184 59,900,642
salesforce.com, Inc.* 51,110 9,958,784
ServiceNow , Inc.* 9,504 4,174,157
Slack Technologies, Inc., Class
A* 39,449 1,165,718
Splunk , Inc.* 13,676 2,869,498
SS&C Technologies Holdings,
Inc. 56,134 3,227,705
Workday, Inc., Class A* 24,144 4,368,132
89,559,101
Specialty Retail 2.0%
AutoZone, Inc.* 7,322 8,840,729
TJX Cos., Inc. (The) 251,357 13,068,051
21,908,780
Technology Hardware, Storage & Peripherals 6.0%
Apple, Inc. 156,299 66,433,327
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.* 25,257 2,712,097
Total Common Stocks
(cost $831,584,993) 1,097,366,946

Nationwide Fund - July 31, 2020 (Unaudited) - Statement of Investments - 17
Exchange Traded Fund 0.6%
Shares Value ($)
Equity Fund 0.6%
SPDR S&P 500 ETF Trust 19,236 6,280,939
Total Exchange Traded Fund
(cost $5,386,240) 6,280,939
Total Investments
(cost $836,971,233) — 99.5% 1,103,647,885
Other assets in excess of liabilities — 0.5% 5,566,813
NET ASSETS — 100.0%
$ 1,109,214,698
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at July 31,
2020. The total value of securities on loan at July 31, 2020 was $1,260,401, which was collateralized by $1,329,725 in
the form of U.S. Government Treasury Securities, interest
rates ranging from 0.00% - 4.50%, and maturity dates
ranging from 8/31/2020 – 11/15/2048.
ADR American Depositary Receipt
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
TW Taiwan
UK United Kingdom

18 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

Nationwide Fund - July 31, 2020 (Unaudited) - Statement of Investments - 19
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,097,366,946 $ – $ – $ 1,097,366,946
Exchange Traded Fund 6,280,939 – – 6,280,939
Total $ 1,103,647,885 $ – $ – $ 1,103,647,885
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Geneva Mid Cap Growth Fund
Common Stocks 99.2%
Shares Value ($)
Aerospace & Defense 1.5%
Axon Enterprise, Inc.* 79,854 6,638,263
HEICO Corp., Class A 17,315 1,325,463
7,963,726
Banks 1.2%
Signature Bank 66,102 6,777,438
Building Products 0.8%
Fortune Brands Home &
Security, Inc. 58,612 4,483,818
Capital Markets 3.4%
Intercontinental Exchange, Inc. 128,105 12,398,002
Raymond James Financial,
Inc. 84,858 5,895,934
18,293,936
Commercial Services & Supplies 3.3%
Copart , Inc.* 190,111 17,727,851
Distributors 3.4%
Pool Corp. 58,425 18,503,197
Diversified Consumer Services 2.7%
frontdoor , Inc.* 178,891 7,512,528
Grand Canyon Education,
Inc.* 82,202 7,294,605
14,807,133
Electronic Equipment, Instruments & Components 8.3%
Amphenol Corp., Class A 133,511 14,120,123
Cognex Corp. 83,311 5,571,007
Keysight Technologies, Inc.* 119,880 11,974,813
National Instruments Corp. 214,810 7,625,755
Trimble, Inc.* 131,393 5,848,302
45,140,000
Health Care Equipment & Supplies 14.2%
ABIOMED, Inc.* 42,463 12,736,352
Align Technology, Inc.* 27,161 7,980,445
Cooper Cos., Inc. (The) 16,450 4,654,198
IDEXX Laboratories, Inc.* 49,759 19,791,642
Masimo Corp.* 45,664 10,051,560
STERIS plc 76,471 12,207,066
Teleflex, Inc. 27,588 10,293,083
77,714,346
Health Care Providers & Services 1.1%
HealthEquity , Inc.* 113,064 5,829,580
Hotels, Restaurants & Leisure 0.8%
Texas Roadhouse, Inc. 72,840 4,092,880
Household Products 2.9%
Church & Dwight Co., Inc. 163,494 15,749,377
Industrial Conglomerates 2.5%
Roper Technologies, Inc. 31,956 13,819,372
IT Services 12.2%
Broadridge Financial
Solutions, Inc. 99,083 13,310,810
EPAM Systems, Inc.* 54,925 15,932,644
Fiserv, Inc.* 143,174 14,287,334
Gartner, Inc.* 60,247 7,509,186
Global Payments, Inc. 86,016 15,312,568
66,352,542
Common Stocks
Shares Value ($)
Leisure Products 0.8%
Hasbro, Inc. 60,675 4,414,713
Life Sciences Tools & Services 1.8%
Repligen Corp.* 65,682 9,912,071
Machinery 2.1%
IDEX Corp. 68,913 11,358,241
Pharmaceuticals 0.8%
Catalent , Inc.* 47,205 4,122,885
Professional Services 7.5%
CoStar Group, Inc.* 29,513 25,078,967
Verisk Analytics, Inc. 84,272 15,902,969
40,981,936
Road & Rail 0.9%
JB Hunt Transport Services,
Inc.(a) 38,680 5,005,192
Semiconductors & Semiconductor Equipment 0.9%
Microchip Technology, Inc.(a) 47,982 4,881,209
Software 18.1%
ANSYS, Inc.* 56,786 17,637,732
Blackline, Inc.* 148,838 13,233,186
HubSpot , Inc.*(a) 52,167 12,238,900
Intuit, Inc. 57,648 17,661,618
RealPage , Inc.* 215,477 13,577,206
SS&C Technologies Holdings,
Inc. 144,247 8,294,202
Tyler Technologies, Inc.*(a) 45,768 16,350,618
98,993,462
Specialty Retail 6.4%
Burlington Stores, Inc.* 63,627 11,961,876
O'Reilly Automotive, Inc.* 36,759 17,548,012
Ulta Beauty, Inc.* 28,962 5,589,376
35,099,264
Trading Companies & Distributors 1.6%
Watsco , Inc. 37,974 8,964,522
Total Investments
(cost $313,333,795) — 99.2% 540,988,691
Other assets in excess of liabilities — 0.8% 4,592,993
NET ASSETS — 100.0%
$ 545,581,684
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at July 31,
2020. The total value of securities on loan at July 31, 2020 was $7,285,730, which was collateralized by $7,493,651 in
the form of U.S. Government Treasury Securities, interest
rates ranging from 0.00% - 4.50%, and maturity dates
ranging from 8/31/2020 – 11/15/2048.

Nationwide Geneva Mid Cap Growth Fund - July 31, 2020 (Unaudited) - Statement of Investments - 21
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 540,988,691 $ – $ – $ 540,988,691
Total $ 540,988,691 $ – $ – $ 540,988,691
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Long/Short Equity Fund
Long Positions — 103.9%
Common Stocks -103.9%
Shares Value ($)
Banks 7.8%
JPMorgan Chase & Co. (a) 6,061 585,735
PNC Financial Services Group, Inc.
(The) 3,632 387,426
US Bancorp 15,336 564,978
1,538,139
Beverages 2.1%
Coca-Cola Co. (The) 8,595 406,028
Biotechnology 4.1%
AbbVie, Inc. (a) 4,073 386,569
Amgen, Inc. (a) 1,669 408,354
794,923
Capital Markets 1.9%
S&P Global, Inc. (a) 1,064 372,666
Chemicals 4.3%
Ecolab, Inc. (a) 1,779 332,815
Sherwin-Williams Co. (The) (a) 776 502,786
835,601
Communications Equipment 3.1%
Cisco Systems, Inc. (a) 13,010 612,771
Diversified Consumer Services 0.9%
Grand Canyon Education, Inc. * 2,016 178,900
Diversified Telecommunication Services 3.9%
AT&T, Inc. (a) 26,068 771,091
Electronic Equipment, Instruments & Components 0.9%
Littelfuse , Inc. (a) 1,005 178,538
Health Care Equipment & Supplies 4.4%
Align Technology, Inc. *(a) 1,281 376,383
Masimo Corp. *(a) 2,241 493,289
869,672
Health Care Providers & Services 2.8%
BioTelemetry , Inc. *(a) 6,364 270,852
UnitedHealth Group, Inc. (a) 900 272,502
543,354
Hotels, Restaurants & Leisure 1.2%
Starbucks Corp. (a) 3,168 242,447
Household Products 2.2%
Procter & Gamble Co. (The) 3,316 434,794
Industrial Conglomerates 2.1%
Honeywell International, Inc. 2,704 403,897
Insurance 1.1%
Primerica, Inc. (a) 1,793 214,550
Interactive Media & Services 2.7%
Alphabet, Inc., Class A *(a) 107 159,210
Facebook, Inc., Class A *(a) 1,434 363,763
522,973
Internet & Direct Marketing Retail 2.9%
Amazon.com, Inc. *(a) 181 572,807
IT Services 13.8%
Broadridge Financial Solutions, Inc.
(a) 2,461 330,611
EPAM Systems, Inc. * 1,375 398,860
Fiserv, Inc. *(a) 4,082 407,343
Long Positions
Common Stocks
Shares Value ($)
IT Services
FleetCor Technologies, Inc. * 935 241,763
Global Payments, Inc. (a) 1,879 334,500
International Business Machines
Corp. (a) 3,245 398,940
Mastercard , Inc., Class A (a) 1,961 605,027
2,717,044
Oil, Gas & Consumable Fuels 6.3%
Chevron Corp. (a) 8,590 721,044
Royal Dutch Shell plc, Class B,
ADR-NL (a) 18,129 513,051
1,234,095
Pharmaceuticals 5.0%
Pfizer, Inc. (a) 11,878 457,066
Zoetis, Inc. (a) 3,393 514,650
971,716
Professional Services 2.2%
Verisk Analytics, Inc. (a) 2,288 431,769
Real Estate Management & Development 1.6%
CBRE Group, Inc., Class A *(a) 7,034 308,160
Road & Rail 1.7%
CSX Corp. (a) 4,732 337,581
Semiconductors & Semiconductor Equipment 3.3%
Broadcom, Inc. (a) 1,304 413,042
ON Semiconductor Corp. *(a) 11,699 240,999
654,041
Software 6.2%
Microsoft Corp. 1,376 282,094
Paycom Software, Inc. *(a) 1,656 470,917
Trade Desk, Inc. (The), Class A * 1,030 464,859
1,217,870
Specialty Retail 6.0%
Five Below, Inc. *(a) 2,595 282,621
Floor & Decor Holdings, Inc., Class
A * 6,254 412,139
Home Depot, Inc. (The) (a) 1,821 483,457
1,178,217
Technology Hardware, Storage & Peripherals 5.2%
Apple, Inc. (a) 2,407 1,023,071
Tobacco 4.2%
Philip Morris International, Inc. (a) 10,858 834,003
Total Common Stocks
(cost $16,623,491) 20,400,718
Total Investments
(cost $16,623,491) — 103.9% 20,400,718
Liabilities in excess of other assets — (3.9)% (773,980)
NET ASSETS — 100.0%
$ 19,626,738

Nationwide Long/Short Equity Fund - July 31, 2020 (Unaudited) - Statement of Investments - 23
Short Positions -24.2%
Common Stocks 6.9%
Shares Value ($)
Auto Components 1.5%
Dorman Products, Inc. * 3,600 294,300
Health Care Equipment & Supplies 1.1%
Dentsply Sirona, Inc. 4,800 214,080
Health Care Providers & Services 1.0%
HealthEquity , Inc. * 3,800 195,928
Independent Power and Renewable Electricity Producers 0.9%
Ormat Technologies, Inc. 3,000 178,500
Machinery 1.3%
Snap-on, Inc. 1,800 262,566
Textiles, Apparel & Luxury Goods 1.1%
Canada Goose Holdings, Inc. * 9,700 216,116
Total Common Stocks
(proceeds $1,325,047) 1,361,490
Exchange Traded Fund 17.3%
Equity Fund 17.3%
iShares Russell 2000 ETF 23,015 3,391,490
Total Exchange Traded Fund
(proceeds $2,876,230) 3,391,490
TOTAL SECURITIES SOLD SHORT
(proceeds $4,201,277) -24.2% 4,752,980
* Denotes a non-income producing security.
(a) All or a portion of this security is segregated as collateral for short sales. The total value of securities and cash segregated as collateral is approximately $15,157,388 and $1,136,376,
respectively.
ADR American Depositary Receipt
ETF Exchange Traded Fund
NL Netherlands

24 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Long/Short Equity Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

Nationwide Long/Short Equity Fund - July 31, 2020 (Unaudited) - Statement of Investments - 25
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 20,400,718 $ – $ – $ 20,400,718
Total Assets $ 20,400,718 $ – $ – $ 20,400,718
Liabilities:
Common Stocks $ (1,361,490) $ – $ – $ (1,361,490)
Exchange Traded Fund (3,391,490) – – (3,391,490)
Total Liabilities $ (4,752,980) $ – $ – $ (4,752,980)
Total $ 15,647,738 $ – $ – $ 15,647,738
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

26 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Loomis All Cap Growth Fund
Common Stocks 98.7%
Shares Value ($)
Aerospace & Defense 2.6%
Boeing Co. (The) 64,763 10,232,554
Air Freight & Logistics 3.2%
Expeditors International of
Washington, Inc. 146,413 12,373,363
Beverages 4.7%
Monster Beverage Corp.* 232,963 18,282,936
Biotechnology 6.0%
BioMarin Pharmaceutical, Inc.* 59,148 7,086,522
Regeneron Pharmaceuticals,
Inc.* 25,520 16,130,426
23,216,948
Capital Markets 5.1%
FactSet Research Systems,
Inc. 20,481 7,092,570
MSCI, Inc. 16,891 6,350,678
SEI Investments Co. 125,535 6,569,247
20,012,495
Communications Equipment 1.9%
Cisco Systems, Inc. 153,393 7,224,810
Energy Equipment & Services 0.7%
Schlumberger Ltd. 155,858 2,827,264
Entertainment 1.9%
Walt Disney Co. (The) 61,882 7,236,481
Health Care Equipment & Supplies 1.6%
Intuitive Surgical, Inc.* 6,077 4,165,419
Varian Medical Systems, Inc.* 14,666 2,093,131
6,258,550
Health Care Technology 1.9%
Cerner Corp. 104,474 7,255,719
Hotels, Restaurants & Leisure 4.2%
Starbucks Corp. 78,337 5,995,130
Yum China Holdings, Inc. 123,899 6,348,585
Yum! Brands, Inc. 44,118 4,016,944
16,360,659
Household Products 1.2%
Colgate-Palmolive Co. 62,412 4,818,206
Interactive Media & Services 10.1%
Alphabet, Inc., Class A* 5,788 8,612,255
Alphabet, Inc., Class C* 5,794 8,592,270
Facebook, Inc., Class A* 88,071 22,340,971
39,545,496
Internet & Direct Marketing Retail 13.9%
Alibaba Group Holding Ltd.,
ADR-CN* 92,595 23,243,197
Amazon.com, Inc.* 9,754 30,868,289
54,111,486
IT Services 5.0%
Automatic Data Processing,
Inc. 18,501 2,458,968
Visa, Inc., Class A 90,278 17,188,931
19,647,899
Life Sciences Tools & Services 1.7%
Illumina, Inc.* 17,312 6,615,954
Common Stocks
Shares Value ($)
Machinery 2.7%
Deere & Co. 58,903 10,385,188
Pharmaceuticals 5.2%
Novartis AG, ADR-CH 67,417 5,537,632
Novo Nordisk A/S, ADR-DK 52,421 3,424,664
Roche Holding AG, ADR-CH 265,175 11,429,043
20,391,339
Semiconductors & Semiconductor Equipment 6.9%
NVIDIA Corp. 44,136 18,739,704
QUALCOMM, Inc. 77,421 8,176,432
26,916,136
Software 17.0%
Autodesk, Inc.* 80,849 19,115,129
Microsoft Corp. 54,639 11,201,542
Oracle Corp. 270,174 14,981,148
salesforce.com, Inc.* 56,860 11,079,171
Workday, Inc., Class A* 54,403 9,842,591
66,219,581
Textiles, Apparel & Luxury Goods 1.2%
Under Armour , Inc., Class A* 457,025 4,807,903
Total Investments
(cost $271,593,973) — 98.7% 384,740,967
Other assets in excess of liabilities — 1.3% 4,951,465
NET ASSETS — 100.0%
$ 389,692,432
* Denotes a non-income producing security.
ADR American Depositary Receipt
CH Switzerland
CN China

Nationwide Loomis All Cap Growth Fund - July 31, 2020 (Unaudited) - Statement of Investments - 27
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

28 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Loomis All Cap Growth Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 384,740,967 $ – $ – $ 384,740,967
Total $ 384,740,967 $ – $ – $ 384,740,967
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Mellon Dynamic U.S. Core Fund (formerly, Nationwide Dynamic U.S. Growth Fund) - July 31, 2020 (Unaudited) - Statement
of Investments - 29
Common Stocks 85.8%
Shares Value ($)
Aerospace & Defense 1.4%
Boeing Co. (The) 19,361 3,059,038
General Dynamics Corp. 8,455 1,240,687
Howmet Aerospace, Inc. 13,628 201,422
Huntington Ingalls Industries,
Inc. 1,465 254,485
L3Harris Technologies, Inc. 7,820 1,316,341
Lockheed Martin Corp. 8,900 3,372,833
Northrop Grumman Corp. 5,624 1,827,856
Raytheon Technologies Corp. 53,121 3,010,898
Teledyne Technologies, Inc.* 1,356 415,885
Textron, Inc. 8,101 283,049
TransDigm Group, Inc.(a) 1,842 794,970
15,777,464
Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc. 4,793 449,200
Expeditors International of
Washington, Inc. 6,065 512,553
FedEx Corp. 8,658 1,458,007
United Parcel Service, Inc.,
Class B 25,427 3,629,959
6,049,719
Airlines 0.2%
Alaska Air Group, Inc. 4,330 149,125
American Airlines Group, Inc.
(a) 18,824 209,323
Delta Air Lines, Inc. 20,388 509,089
Southwest Airlines Co. 19,361 598,061
United Airlines Holdings, Inc.* 9,126 286,374
1,751,972
Auto Components 0.1%
Aptiv plc 9,814 763,038
BorgWarner, Inc. 7,256 265,570
1,028,608
Automobiles 0.2%
Ford Motor Co. 141,038 932,261
General Motors Co. 45,344 1,128,612
2,060,873
Banks 3.0%
Bank of America Corp. 283,217 7,046,439
Citigroup, Inc. 75,608 3,781,156
Citizens Financial Group, Inc. 15,466 383,711
Comerica, Inc. 5,257 202,499
Fifth Third Bancorp 25,897 514,314
First Republic Bank 6,177 694,789
Huntington Bancshares, Inc. 36,815 341,275
JPMorgan Chase & Co. 110,437 10,672,632
KeyCorp 35,575 427,256
M&T Bank Corp. 4,723 500,402
People's United Financial, Inc. 15,792 170,396
PNC Financial Services
Group, Inc. (The) 15,385 1,641,118
Regions Financial Corp. 35,388 384,314
SVB Financial Group* 1,858 416,694
Truist Financial Corp. 48,672 1,823,253
US Bancorp 49,713 1,831,427
Wells Fargo & Co. 135,275 3,281,771
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA 5,957 193,424
34,306,870
Beverages 1.4%
Brown-Forman Corp., Class B 6,575 455,910
Coca-Cola Co. (The) 139,632 6,596,216
Constellation Brands, Inc.,
Class A 6,040 1,076,328
Molson Coors Beverage Co.,
Class B 6,607 247,895
Monster Beverage Corp.* 13,533 1,062,070
PepsiCo, Inc. 50,158 6,904,750
16,343,169
Biotechnology 2.0%
AbbVie, Inc. 63,675 6,043,394
Alexion Pharmaceuticals, Inc.* 7,923 812,028
Amgen, Inc. 21,278 5,206,088
Biogen, Inc.* 5,964 1,638,251
Gilead Sciences, Inc. 45,351 3,153,255
Incyte Corp.* 6,505 642,434
Regeneron Pharmaceuticals,
Inc.* 3,637 2,298,839
Vertex Pharmaceuticals, Inc.* 9,360 2,545,920
22,340,209
Building Products 0.4%
A O Smith Corp. 4,908 236,271
Allegion plc 3,318 330,008
Carrier Global Corp. 29,127 793,420
Fortune Brands Home &
Security, Inc. 4,950 378,675
Johnson Controls International
plc 26,992 1,038,652
Masco Corp. 9,608 549,193
Trane Technologies plc 8,690 972,151
4,298,370
Capital Markets 2.3%
Ameriprise Financial, Inc. 4,444 682,732
Bank of New York Mellon
Corp. (The) 28,906 1,036,280
BlackRock, Inc. 5,569 3,202,231
Cboe Global Markets, Inc. 3,967 347,906
Charles Schwab Corp. (The) 41,397 1,372,311
CME Group, Inc. 12,956 2,153,028
E*TRADE Financial Corp. 8,026 407,480
Franklin Resources, Inc. 9,950 209,447
Goldman Sachs Group, Inc.
(The) 11,217 2,220,517
Intercontinental Exchange, Inc. 19,818 1,917,986
Invesco Ltd. 13,723 137,779
MarketAxess Holdings, Inc. 1,370 707,879
Moody's Corp. 5,839 1,642,511
Morgan Stanley 43,171 2,110,198
MSCI, Inc. 3,054 1,148,243
Nasdaq, Inc. 4,119 540,866
Northern Trust Corp. 7,593 594,912
Raymond James Financial,
Inc. 4,438 308,352
S&P Global, Inc. 8,718 3,053,479
State Street Corp. 12,770 814,598

30 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Mellon Dynamic U.S. Core Fund (formerly, Nationwide Dy-
namic U.S. Growth Fund)
Common Stocks
Shares Value ($)
Capital Markets
T. Rowe Price Group, Inc. 8,237 1,137,530
25,746,265
Chemicals 1.6%
Air Products & Chemicals, Inc. 8,021 2,299,059
Albemarle Corp. 3,761 310,132
Celanese Corp. 4,360 423,792
CF Industries Holdings, Inc. 7,791 244,092
Corteva , Inc. 27,010 771,406
Dow, Inc. 26,751 1,098,396
DuPont de Nemours, Inc. 26,678 1,426,739
Eastman Chemical Co. 4,852 362,105
Ecolab, Inc. 8,952 1,674,740
FMC Corp. 4,634 491,436
International Flavors &
Fragrances, Inc.(a) 3,941 496,369
Linde plc 19,017 4,661,257
LyondellBasell Industries NV,
Class A 9,275 579,873
Mosaic Co. (The) 12,731 171,486
PPG Industries, Inc. 8,526 917,824
Sherwin-Williams Co. (The) 2,926 1,895,814
17,824,520
Commercial Services & Supplies 0.4%
Cintas Corp. 3,022 912,251
Copart , Inc.* 7,371 687,346
Republic Services, Inc. 7,507 654,986
Rollins, Inc. 4,974 260,637
Waste Management, Inc. 14,078 1,542,949
4,058,169
Communications Equipment 0.8%
Arista Networks, Inc.* 1,914 497,200
Cisco Systems, Inc. 153,251 7,218,122
F5 Networks, Inc.* 2,193 298,029
Juniper Networks, Inc. 12,301 312,199
Motorola Solutions, Inc. 6,164 861,727
9,187,277
Construction & Engineering 0.1%
Jacobs Engineering Group,
Inc. 4,813 410,789
Quanta Services, Inc. 5,046 201,689
612,478
Construction Materials 0.1%
Martin Marietta Materials, Inc. 2,245 465,119
Vulcan Materials Co. 4,776 560,798
1,025,917
Consumer Finance 0.4%
American Express Co. 23,890 2,229,415
Capital One Financial Corp. 16,496 1,052,445
Discover Financial Services 11,244 555,791
Synchrony Financial 19,639 434,611
4,272,262
Containers & Packaging 0.3%
Amcor plc 57,621 593,496
Avery Dennison Corp. 2,962 335,713
Ball Corp. 11,770 866,625
International Paper Co. 14,177 493,218
Packaging Corp. of America 3,524 338,727
Common Stocks
Shares Value ($)
Containers & Packaging
Sealed Air Corp. 5,477 195,420
Westrock Co. 9,050 243,083
3,066,282
Distributors 0.1%
Genuine Parts Co. 5,181 467,067
LKQ Corp.* 10,866 306,313
773,380
Diversified Consumer Services 0.0%
†
H&R Block, Inc. 7,137 103,486
Diversified Financial Services 1.2%
Berkshire Hathaway, Inc.,
Class B* 70,331 13,769,403
Diversified Telecommunication Services 1.4%
AT&T, Inc. 258,142 7,635,840
CenturyLink, Inc. 35,021 337,953
Verizon Communications, Inc. 149,505 8,593,547
16,567,340
Electric Utilities 1.7%
Alliant Energy Corp. 8,964 482,711
American Electric Power Co.,
Inc. 17,816 1,547,854
Duke Energy Corp. 26,543 2,249,254
Edison International 13,595 756,834
Entergy Corp. 7,277 765,031
Evergy , Inc. 8,296 537,830
Eversource Energy 12,116 1,091,288
Exelon Corp. 35,062 1,353,744
FirstEnergy Corp. 19,484 565,036
NextEra Energy, Inc. 17,688 4,965,022
NRG Energy, Inc. 8,910 301,247
Pinnacle West Capital Corp. 3,993 331,738
PPL Corp. 27,694 737,214
Southern Co. (The) 38,146 2,083,153
Xcel Energy, Inc. 18,911 1,305,615
19,073,571
Electrical Equipment 0.4%
AMETEK, Inc. 8,260 770,245
Eaton Corp. plc 14,508 1,351,130
Emerson Electric Co. 21,623 1,340,842
Rockwell Automation, Inc. 4,170 909,644
4,371,861
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A 10,695 1,131,103
CDW Corp. 5,120 595,200
Corning, Inc. 27,491 852,221
FLIR Systems, Inc. 4,770 198,718
IPG Photonics Corp.* 1,271 227,522
Keysight Technologies, Inc.* 6,750 674,258
TE Connectivity Ltd. 11,925 1,062,160
Zebra Technologies Corp.,
Class A* 1,927 541,005
5,282,187
Energy Equipment & Services 0.2%
Baker Hughes Co. 23,608 365,688
Halliburton Co. 31,064 445,147
National Oilwell Varco, Inc. 13,726 157,987

Nationwide Mellon Dynamic U.S. Core Fund (formerly, Nationwide Dynamic U.S. Growth Fund) - July 31, 2020 (Unaudited) - Statement
of Investments - 31
Common Stocks
Shares Value ($)
Energy Equipment & Services
Schlumberger Ltd. 50,079 908,433
TechnipFMC plc 14,875 119,446
1,996,701
Entertainment 1.8%
Activision Blizzard, Inc. 27,845 2,300,832
Electronic Arts, Inc.* 10,508 1,488,143
Live Nation Entertainment,
Inc.* 5,227 244,676
Netflix, Inc.* 15,927 7,786,392
Take-Two Interactive Software,
Inc.* 4,110 674,122
Walt Disney Co. (The) 65,264 7,631,972
20,126,137
Equity Real Estate Investment Trusts (REITs) 2.3%
Alexandria Real Estate
Equities, Inc. 4,550 807,853
American Tower Corp. 16,014 4,185,899
Apartment Investment &
Management Co., Class A 5,269 204,543
AvalonBay Communities, Inc. 5,036 771,112
Boston Properties, Inc. 5,212 464,337
Crown Castle International
Corp. 15,062 2,510,835
Digital Realty Trust, Inc. 9,676 1,553,385
Duke Realty Corp. 13,307 534,808
Equinix , Inc. 3,199 2,512,751
Equity Residential 12,587 675,041
Essex Property Trust, Inc. 2,330 514,324
Extra Space Storage, Inc. 4,588 474,124
Federal Realty Investment
Trust 2,469 188,385
Healthpeak Properties, Inc. 19,258 525,551
Host Hotels & Resorts, Inc. 25,780 277,908
Iron Mountain, Inc. 10,151 286,157
Kimco Realty Corp. 15,014 167,406
Mid-America Apartment
Communities, Inc. 4,126 491,778
Prologis, Inc. 26,684 2,813,027
Public Storage 5,476 1,094,543
Realty Income Corp. 12,360 742,218
Regency Centers Corp. 6,109 250,652
SBA Communications Corp. 4,053 1,262,672
Simon Property Group, Inc. 11,071 690,277
SL Green Realty Corp. 2,935 136,478
UDR, Inc. 10,636 385,023
Ventas, Inc. 13,457 516,211
Vornado Realty Trust 5,641 194,727
Welltower , Inc. 15,064 806,828
Weyerhaeuser Co. 26,924 748,756
26,787,609
Food & Staples Retailing 1.3%
Costco Wholesale Corp. 15,956 5,194,157
Kroger Co. (The) 28,467 990,367
Sysco Corp. 18,411 973,021
Walgreens Boots Alliance, Inc. 26,877 1,094,162
Walmart, Inc. 51,177 6,622,304
14,874,011
Common Stocks
Shares Value ($)
Food Products 1.0%
Archer-Daniels-Midland Co. 20,109 861,268
Campbell Soup Co. 6,015 298,163
Conagra Brands, Inc.(a) 17,577 658,259
General Mills, Inc. 21,793 1,378,843
Hershey Co. (The) 5,282 768,056
Hormel Foods Corp. 10,096 513,483
J M Smucker Co. (The) 4,052 443,086
Kellogg Co. 9,020 622,290
Kraft Heinz Co. (The) 22,485 773,034
Lamb Weston Holdings, Inc. 5,146 309,172
McCormick & Co., Inc.
(Non-Voting) 4,464 870,034
Mondelez International, Inc.,
Class A 51,634 2,865,171
Tyson Foods, Inc., Class A 10,781 662,492
11,023,351
Gas Utilities 0.0%
†
Atmos Energy Corp. 4,401 466,462
Health Care Equipment & Supplies 3.4%
Abbott Laboratories 63,913 6,432,204
ABIOMED, Inc.* 1,596 478,704
Align Technology, Inc.* 2,571 755,411
Baxter International, Inc. 18,351 1,585,160
Becton Dickinson and Co. 10,702 3,010,901
Boston Scientific Corp.* 51,503 1,986,471
Cooper Cos., Inc. (The) 1,769 500,503
Danaher Corp. 22,770 4,640,526
Dentsply Sirona, Inc. 8,007 357,112
DexCom , Inc.* 3,330 1,450,348
Edwards Lifesciences Corp.* 22,422 1,758,109
Hologic , Inc.* 9,462 660,258
IDEXX Laboratories, Inc.* 3,051 1,213,535
Intuitive Surgical, Inc.* 4,212 2,887,073
Medtronic plc 48,453 4,674,746
ResMed , Inc. 5,189 1,050,825
STERIS plc 3,129 499,482
Stryker Corp. 11,611 2,244,406
Teleflex, Inc. 1,675 624,943
Varian Medical Systems, Inc.* 3,360 479,539
West Pharmaceutical
Services, Inc. 2,694 724,336
Zimmer Biomet Holdings, Inc. 7,417 1,000,257
39,014,849
Health Care Providers & Services 2.4%
AmerisourceBergen Corp. 5,385 539,523
Anthem, Inc. 9,108 2,493,770
Cardinal Health, Inc. 10,575 577,607
Centene Corp.* 21,003 1,370,446
Cigna Corp. 13,349 2,305,239
CVS Health Corp. 47,201 2,970,831
DaVita, Inc.* 3,108 271,608
HCA Healthcare, Inc. 9,447 1,196,368
Henry Schein, Inc.* 5,215 358,427
Humana, Inc. 4,761 1,868,455
Laboratory Corp. of America
Holdings* 3,566 687,953
McKesson Corp. 5,859 879,787
Quest Diagnostics, Inc. 4,783 607,776

32 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Mellon Dynamic U.S. Core Fund (formerly, Nationwide Dy-
namic U.S. Growth Fund)
Common Stocks
Shares Value ($)
Health Care Providers & Services
UnitedHealth Group, Inc. 34,335 10,395,951
Universal Health Services,
Inc., Class B 2,887 317,281
26,841,022
Health Care Technology 0.1%
Cerner Corp. 11,033 766,242
Hotels, Restaurants & Leisure 1.3%
Carnival Corp.(a) 17,051 236,668
Chipotle Mexican Grill, Inc.* 922 1,065,057
Darden Restaurants, Inc. 4,743 359,994
Domino's Pizza, Inc. 1,411 545,507
Hilton Worldwide Holdings,
Inc. 10,132 760,407
Las Vegas Sands Corp. 12,352 539,041
Marriott International, Inc.,
Class A 9,709 813,857
McDonald's Corp. 26,904 5,226,909
MGM Resorts International 17,900 288,011
Norwegian Cruise Line
Holdings Ltd.*(a) 9,368 127,779
Royal Caribbean Cruises Ltd. 6,094 296,839
Starbucks Corp. 42,253 3,233,622
Wynn Resorts Ltd. 3,497 253,288
Yum! Brands, Inc. 10,869 989,622
14,736,601
Household Durables 0.3%
DR Horton, Inc. 11,907 787,767
Garmin Ltd. 5,156 508,330
Leggett & Platt, Inc. 4,625 185,416
Lennar Corp., Class A 9,955 720,244
Mohawk Industries, Inc.* 2,123 169,522
Newell Brands, Inc. 13,517 221,679
NVR, Inc.* 126 495,199
PulteGroup, Inc. 9,066 395,278
Whirlpool Corp. 2,259 368,488
3,851,923
Household Products 1.6%
Church & Dwight Co., Inc. 9,009 867,837
Clorox Co. (The) 4,527 1,070,681
Colgate-Palmolive Co. 30,948 2,389,185
Kimberly-Clark Corp. 12,368 1,880,431
Procter & Gamble Co. (The) 89,575 11,745,074
17,953,208
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) 24,687 375,983
Industrial Conglomerates 0.9%
3M Co. 20,780 3,126,766
General Electric Co. 316,015 1,918,211
Honeywell International, Inc. 25,402 3,794,297
Roper Technologies, Inc. 3,753 1,622,985
10,462,259
Insurance 1.6%
Aflac, Inc. 25,973 923,860
Allstate Corp. (The) 11,389 1,075,008
American International Group,
Inc. 31,178 1,002,061
Common Stocks
Shares Value ($)
Insurance
Aon plc, Class A 8,449 1,733,904
Arthur J Gallagher & Co. 6,830 734,157
Assurant, Inc. 2,177 233,962
Chubb Ltd. 16,282 2,071,722
Cincinnati Financial Corp. 5,387 419,809
Everest Re Group Ltd. 1,448 316,808
Globe Life, Inc. 3,530 280,988
Hartford Financial Services
Group, Inc. (The) 13,189 558,158
Lincoln National Corp. 7,041 262,418
Loews Corp. 8,794 320,189
Marsh & McLennan Cos., Inc. 18,425 2,148,355
MetLife, Inc. 27,947 1,057,794
Principal Financial Group, Inc. 9,199 390,313
Progressive Corp. (The) 21,087 1,905,000
Prudential Financial, Inc. 14,305 906,508
Travelers Cos., Inc. (The) 9,153 1,047,286
Unum Group 7,439 128,174
W R Berkley Corp. 5,133 316,963
Willis Towers Watson plc 4,634 973,186
18,806,623
Interactive Media & Services 4.8%
Alphabet, Inc., Class A* 10,859 16,157,649
Alphabet, Inc., Class C* 10,592 15,707,512
Facebook, Inc., Class A* 87,014 22,072,842
Twitter, Inc.* 28,337 1,031,467
54,969,470
Internet & Direct Marketing Retail 4.6%
Amazon.com, Inc.* 15,157 47,967,055
Booking Holdings, Inc.* 1,482 2,463,277
eBay, Inc. 24,289 1,342,696
Expedia Group, Inc. 4,947 400,756
52,173,784
IT Services 4.8%
Accenture plc, Class A 23,007 5,171,513
Akamai Technologies, Inc.* 5,854 658,224
Automatic Data Processing,
Inc. 15,541 2,065,554
Broadridge Financial
Solutions, Inc. 4,140 556,168
Cognizant Technology
Solutions Corp., Class A 19,619 1,340,370
DXC Technology Co. 9,387 168,121
Fidelity National Information
Services, Inc. 22,313 3,264,615
Fiserv, Inc.* 20,360 2,031,724
FleetCor Technologies, Inc.* 3,040 786,053
Gartner, Inc.* 3,216 400,842
Global Payments, Inc. 10,839 1,929,559
International Business
Machines Corp. 32,069 3,942,563
Jack Henry & Associates, Inc. 2,720 484,976
Leidos Holdings, Inc. 4,798 456,578
Mastercard , Inc., Class A 31,999 9,872,651
Paychex, Inc. 11,519 828,447
PayPal Holdings, Inc.* 42,430 8,319,250
VeriSign, Inc.* 3,694 781,946
Visa, Inc., Class A 61,052 11,624,301

Nationwide Mellon Dynamic U.S. Core Fund (formerly, Nationwide Dynamic U.S. Growth Fund) - July 31, 2020 (Unaudited) - Statement
of Investments - 33
Common Stocks
Shares Value ($)
IT Services
Western Union Co. (The) 15,063 365,730
55,049,185
Leisure Products 0.0%
†
Hasbro, Inc. 4,734 344,446
Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc. 11,178 1,076,777
Bio-Rad Laboratories, Inc.,
Class A* 792 415,713
Illumina, Inc.* 5,302 2,026,212
IQVIA Holdings, Inc.* 6,436 1,019,398
Mettler -Toledo International,
Inc.* 870 813,450
PerkinElmer, Inc. 3,951 469,813
Thermo Fisher Scientific, Inc. 14,296 5,917,829
Waters Corp.*(a) 2,252 480,014
12,219,206
Machinery 1.3%
Caterpillar, Inc. 19,598 2,604,182
Cummins, Inc. 5,358 1,035,487
Deere & Co. 11,357 2,002,353
Dover Corp. 5,159 531,016
Flowserve Corp. 4,612 128,536
Fortive Corp. 10,693 750,542
IDEX Corp. 2,679 441,553
Illinois Tool Works, Inc. 10,411 1,925,931
Ingersoll Rand, Inc.* 12,604 398,160
Otis Worldwide Corp. 14,563 913,683
PACCAR, Inc. 12,474 1,061,288
Parker-Hannifin Corp. 4,633 828,936
Pentair plc 5,910 253,244
Snap-on, Inc.(a) 1,939 282,842
Stanley Black & Decker, Inc. 5,553 851,386
Westinghouse Air Brake
Technologies Corp. 6,433 400,068
Xylem, Inc. 6,426 468,969
14,878,176
Media 1.1%
Charter Communications, Inc.,
Class A* 5,468 3,171,440
Comcast Corp., Class A 164,534 7,042,055
Discovery, Inc., Class A* 5,558 117,274
Discovery, Inc., Class C* 11,514 218,190
DISH Network Corp., Class A* 9,260 297,339
Fox Corp., Class A 12,467 321,274
Fox Corp., Class B 5,740 147,920
Interpublic Group of Cos., Inc.
(The) 13,623 245,895
News Corp., Class A 13,567 172,572
News Corp., Class B(a) 4,198 53,567
Omnicom Group, Inc. 7,650 411,034
ViacomCBS , Inc. 19,498 508,313
12,706,873
Metals & Mining 0.3%
Freeport-McMoRan, Inc. 52,349 676,349
Newmont Corp. 29,066 2,011,367
Nucor Corp. 10,752 451,047
3,138,763
Common Stocks
Shares Value ($)
Multiline Retail 0.4%
Dollar General Corp. 9,108 1,734,163
Dollar Tree, Inc.* 8,553 798,423
Kohl's Corp. 5,598 106,586
Target Corp. 18,090 2,277,169
4,916,341
Multi-Utilities 0.8%
Ameren Corp. 8,881 712,611
CenterPoint Energy, Inc. 19,507 370,828
CMS Energy Corp. 10,321 662,402
Consolidated Edison, Inc. 11,988 921,038
Dominion Energy, Inc. 30,280 2,453,588
DTE Energy Co. 6,907 798,656
NiSource, Inc. 13,770 336,677
Public Service Enterprise
Group, Inc. 18,237 1,020,178
Sempra Energy 10,535 1,311,186
WEC Energy Group, Inc. 11,376 1,083,678
9,670,842
Oil, Gas & Consumable Fuels 2.0%
Apache Corp. 13,199 202,605
Cabot Oil & Gas Corp. 14,837 277,452
Chevron Corp. 67,550 5,670,147
Concho Resources, Inc. 7,134 374,820
ConocoPhillips 38,849 1,452,564
Devon Energy Corp. 14,245 149,430
Diamondback Energy, Inc. 5,792 230,869
EOG Resources, Inc. 20,980 982,913
Exxon Mobil Corp. 152,785 6,429,193
Hess Corp. 9,406 462,869
HollyFrontier Corp. 5,332 146,630
Kinder Morgan, Inc. 70,256 990,610
Marathon Oil Corp. 28,432 156,092
Marathon Petroleum Corp. 23,462 896,248
Noble Energy, Inc. 16,945 169,281
Occidental Petroleum Corp. 32,507 511,660
ONEOK, Inc. 16,256 453,705
Phillips 66 15,811 980,598
Pioneer Natural Resources
Co. 5,950 576,674
Valero Energy Corp. 14,812 832,879
Williams Cos., Inc. (The) 43,709 836,153
22,783,392
Personal Products 0.1%
Coty, Inc., Class A 10,521 39,033
Estee Lauder Cos., Inc. (The),
Class A 8,117 1,603,432
1,642,465
Pharmaceuticals 3.6%
Bristol-Myers Squibb Co. 82,058 4,813,522
Eli Lilly & Co. 30,412 4,570,619
Johnson & Johnson 95,360 13,899,674
Merck & Co., Inc. 91,381 7,332,411
Mylan NV* 18,145 292,316
Perrigo Co. plc 4,785 253,701
Pfizer, Inc. 201,187 7,741,676
Zoetis, Inc. 17,246 2,615,873
41,519,792

34 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Mellon Dynamic U.S. Core Fund (formerly, Nationwide Dy-
namic U.S. Growth Fund)
Common Stocks
Shares Value ($)
Professional Services 0.3%
Equifax, Inc. 4,379 711,850
IHS Markit Ltd. 14,461 1,167,436
Nielsen Holdings plc 12,485 180,159
Robert Half International, Inc. 4,172 212,230
Verisk Analytics, Inc. 5,879 1,109,426
3,381,101
Real Estate Management & Development 0.0%
†
CBRE Group, Inc., Class A* 11,928 522,566
Road & Rail 0.8%
CSX Corp. 27,705 1,976,475
JB Hunt Transport Services,
Inc. 3,003 388,588
Kansas City Southern 3,449 592,711
Norfolk Southern Corp. 9,274 1,782,555
Old Dominion Freight Line,
Inc.(a) 3,424 625,976
Union Pacific Corp. 24,571 4,259,383
9,625,688
Semiconductors & Semiconductor Equipment 4.0%
Advanced Micro Devices, Inc.* 42,312 3,276,218
Analog Devices, Inc. 13,287 1,526,012
Applied Materials, Inc. 33,201 2,135,820
Broadcom, Inc. 14,434 4,571,970
Intel Corp. 153,429 7,323,166
KLA Corp. 5,626 1,124,244
Lam Research Corp. 5,232 1,973,301
Maxim Integrated Products,
Inc. 9,623 655,230
Microchip Technology, Inc. 8,847 900,005
Micron Technology, Inc.* 40,186 2,011,510
NVIDIA Corp. 22,273 9,456,893
Qorvo , Inc.* 4,174 534,898
QUALCOMM, Inc. 40,703 4,298,644
Skyworks Solutions, Inc. 6,061 882,361
Texas Instruments, Inc. 33,217 4,236,828
Xilinx, Inc. 8,820 946,827
45,853,927
Software 7.7%
Adobe, Inc.* 17,418 7,739,166
ANSYS, Inc.* 3,083 957,580
Autodesk, Inc.* 7,937 1,876,545
Cadence Design Systems,
Inc.* 10,128 1,106,484
Citrix Systems, Inc. 4,216 601,876
Fortinet, Inc.* 4,869 673,383
Intuit, Inc. 9,420 2,886,005
Microsoft Corp. 274,343 56,243,058
NortonLifeLock , Inc. 19,653 421,557
Oracle Corp. 75,498 4,186,364
Paycom Software, Inc.* 1,748 497,079
salesforce.com, Inc.* 32,640 6,359,904
ServiceNow , Inc.* 6,882 3,022,574
Synopsys, Inc.* 5,425 1,080,769
Tyler Technologies, Inc.* 1,464 523,014
88,175,358
Specialty Retail 2.1%
Advance Auto Parts, Inc. 2,512 377,152
AutoZone, Inc.* 846 1,021,477
Common Stocks
Shares Value ($)
Specialty Retail
Best Buy Co., Inc. 8,226 819,227
CarMax, Inc.* 5,860 568,244
Gap, Inc. (The) 7,636 102,093
Home Depot, Inc. (The) 38,923 10,333,667
L Brands, Inc. 8,084 197,331
Lowe's Cos., Inc. 27,322 4,068,519
O'Reilly Automotive, Inc.* 2,688 1,283,198
Ross Stores, Inc. 12,920 1,158,536
Tiffany & Co. 3,939 493,793
TJX Cos., Inc. (The) 43,338 2,253,143
Tractor Supply Co. 4,195 598,794
Ulta Beauty, Inc.* 2,042 394,086
23,669,260
Technology Hardware, Storage & Peripherals 5.7%
Apple, Inc. 147,585 62,729,528
Hewlett Packard Enterprise
Co. 46,135 455,353
HP, Inc. 51,879 912,033
NetApp, Inc. 8,041 356,216
Seagate Technology plc 8,190 370,352
Western Digital Corp. 10,801 465,523
Xerox Holdings Corp. 6,733 112,104
65,401,109
Textiles, Apparel & Luxury Goods 0.5%
Hanesbrands, Inc. 12,716 179,677
NIKE, Inc., Class B 44,852 4,378,004
PVH Corp.(a) 2,631 128,024
Ralph Lauren Corp. 1,814 129,338
Tapestry, Inc. 10,091 134,816
Under Armour , Inc., Class A* 6,617 69,611
Under Armour , Inc., Class C* 6,836 64,873
VF Corp. 11,557 697,581
5,781,924
Tobacco 0.6%
Altria Group, Inc. 67,166 2,763,881
Philip Morris International, Inc. 56,274 4,322,406
7,086,287
Trading Companies & Distributors 0.2%
Fastenal Co. 20,674 972,505
United Rentals, Inc.* 2,619 406,914
WW Grainger, Inc. 1,582 540,300
1,919,719
Water Utilities 0.1%
American Water Works Co.,
Inc. 6,526 961,084
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.* 20,704 2,223,195
Total Common Stocks
(cost $787,122,033) 978,388,586

Nationwide Mellon Dynamic U.S. Core Fund (formerly, Nationwide Dynamic U.S. Growth Fund) - July 31, 2020 (Unaudited) - Statement
of Investments - 35
Purchased Options 1.2%
Number of
Contracts Value ($)
Call Options 1.2%
Future Equity Index Options: 0.5%
S&P 500 E-Mini Index
9/18/2020 at USD 3,150.00,
American Style
Notional Amount: USD
76,380,652
Exchange Traded
*
467 4,146,960
S&P 500 E-Mini Index
9/18/2020 at USD 3,300.00,
American Style
Notional Amount: USD
38,272,104
Exchange Traded
*
234 890,370
Future Interest Rate Options: 0.7%
U.S. Treasury 30 Year Bond
8/21/2020 at USD 174.00,
American Style
Notional Amount: USD
53,700,000
Exchange Traded
*
537 4,488,984
U.S. Treasury 30 Year Bond
8/21/2020 at USD 168.00,
American Style
Notional Amount: USD
26,900,000
Exchange Traded
*
269 3,854,266
Total Purchased Options
(cost $10,060,652) 13,380,580
Short-Term Investments 8.2%
Shares
Money Market Fund 0.1%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.09%(b)(c) 968,451 968,451
U.S. Treasury Obligation 8.1%
U.S. Treasury Bills, 0.15%,
9/17/2020 93,155,000 93,144,665
Total Short-Term Investment
(cost $94,104,904) 94,113,116
Warrants 0.0%
†
Number of
Warrants Value ($)
Oil, Gas & Consumable Fuels 0.0%
†
Occidental Petroleum Corp.,
expiring 8/3/2027* 4,063 22,753
Total Warrants
(cost $–) 22,753
Repurchase Agreement 0.0%
†
Principal
Amount ($)
BNP Paribas Securities
Corp.,
0.07%, dated 7/31/2020,
due 8/3/2020, repurchase
price $108,814,
collateralized by U.S.
Treasury Note, 1.50%,
maturing 8/15/2026; total
market value $111,667.(c) 108,814 108,814
Total Repurchase Agreement
(cost $108,814) 108,814
Total Investments
(cost $891,396,403) — 95.2% 1,086,013,849
Other assets in excess of liabilities — 4.8% 54,927,709
NET ASSETS — 100.0%
$ 1,140,941,558
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at July
31, 2020. The total value of securities on loan at July 31,
2020 was $2,144,946, which was collateralized by cash
used to purchase a money market fund and a repurchase
agreement with a value of $968,451 and $108,814,
respectively, and by $1,139,631 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 4.50%, and maturity dates ranging
from 8/31/2020 – 11/15/2048; total value of $2,216,896.
(b) Represents 7-day effective yield as of July 31, 2020.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2020 was $1,077,265.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar

36 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Mellon Dynamic U.S. Core Fund (formerly, Nationwide Dy-
namic U.S. Growth Fund)
Futures contracts outstanding as of July 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 261 9/2020 USD 42,588,675 2,526,475
U.S. Treasury Long Bond 165 9/2020 USD 30,076,406 510,049
3,036,524
At July 31, 2020, the Fund had $4,704,646 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

Nationwide Mellon Dynamic U.S. Core Fund (formerly, Nationwide Dynamic U.S. Growth Fund) - July 31, 2020 (Unaudited) - Statement
of Investments - 37
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

38 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Mellon Dynamic U.S. Core Fund (formerly, Nationwide Dy-
namic U.S. Growth Fund)
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2020. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
Options
The Fund purchased and/or wrote options on futures contracts and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the
values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against
changes in interest rates, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with
buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the Fund's stated
investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange-traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing
transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to
sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other
than options purchased by the Fund) expose the Fund to
counterparty risk. To the extent required by Securities and
Exchange Commission (“SEC”) guidelines, the Fund will not
enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity
Futures Trading Commission regulations. Assets used as
cover or held in a segregated account cannot be sold while
the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to
earmarking or segregated accounts as a cover could impede
portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 978,388,586 $ – $ – $ 978,388,586
Futures Contracts 3,036,524 – – 3,036,524
Purchased Options 13,380,580 – – 13,380,580
Repurchase Agreement – 108,814 – 108,814
Short-Term Investments   968,451 93,144,665 – 94,113,116
Warrants 22,753 – – 22,753
Total $ 995,796,894 $ 93,253,479 $ – $ 1,089,050,373
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

Nationwide Mellon Dynamic U.S. Core Fund (formerly, Nationwide Dynamic U.S. Growth Fund) - July 31, 2020 (Unaudited) - Statement
of Investments - 39
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2020:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 5,037,330
Interest rate risk Investment securities, at value 8,343,250
Futures Contracts
Equity risk Unrealized appreciation from futures contracts 2,526,475
Interest rate risk Unrealized appreciation from futures contracts 510,049
Total $ 16,417,104
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

40 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Small Company Growth Fund
Common Stocks 97.7%
Shares Value ($)
Biotechnology 2.5%
Cyclerion Therapeutics, Inc.* 31,551 120,525
Ironwood Pharmaceuticals,
Inc.* 600,760 5,508,969
Vericel Corp.* 88,327 1,456,512
7,086,006
Chemicals 1.0%
Balchem Corp. 29,256 2,933,207
Communications Equipment 0.5%
NetScout Systems, Inc.* 51,418 1,309,102
Electronic Equipment, Instruments & Components 4.6%
Cognex Corp. 194,339 12,995,449
Energy Equipment & Services 0.7%
DMC Global, Inc.(a) 70,204 2,062,594
Health Care Equipment & Supplies 26.0%
ABIOMED, Inc.* 44,415 13,321,835
Cantel Medical Corp. 29,029 1,371,620
Cardiovascular Systems, Inc.* 209,381 6,381,933
Glaukos Corp.*(a) 211,063 9,223,453
Inogen , Inc.* 134,990 4,144,193
iRhythm Technologies, Inc.* 87,213 10,856,274
Neogen Corp.* 133,895 10,279,119
OrthoPediatrics Corp.* 33,200 1,400,708
Quidel Corp.* 49,078 13,863,063
Tandem Diabetes Care,
Inc.*(a) 30,361 3,171,510
74,013,708
Health Care Technology 7.4%
NextGen Healthcare, Inc.* 193,117 2,823,370
Veeva Systems, Inc., Class A* 45,190 11,955,918
Vocera Communications, Inc.* 207,132 6,373,452
21,152,740
IT Services 0.2%
NIC, Inc. 27,863 610,757
Life Sciences Tools & Services 2.0%
Bio- Techne Corp. 20,347 5,598,680
Machinery 4.6%
Helios Technologies, Inc. 78,765 2,979,680
Proto Labs, Inc.* 85,256 10,240,951
13,220,631
Software 48.2%
ACI Worldwide, Inc.* 20,439 547,561
Alarm.com Holdings, Inc.* 145,779 10,210,361
Alteryx, Inc., Class A*(a) 75,029 13,166,839
American Software, Inc., Class
A 46,415 764,455
Anaplan, Inc.* 180,291 8,187,014
ANSYS, Inc.* 34,982 10,865,409
Appfolio , Inc., Class A* 66,023 9,191,722
Blackbaud , Inc. 54,571 3,412,871
Datadog , Inc., Class A* 86,364 8,106,125
Guidewire Software, Inc.* 73,755 8,678,013
Manhattan Associates, Inc.* 136,635 13,088,267
Paycom Software, Inc.* 39,315 11,180,007
PROS Holdings, Inc.* 205,156 6,694,240
Q2 Holdings, Inc.* 131,285 12,347,354
Smartsheet , Inc., Class A*(a) 198,640 9,483,074
Common Stocks
Shares Value ($)
Software
Tyler Technologies, Inc.* 31,996 11,430,571
137,353,883
Total Common Stocks
(cost $165,945,659) 278,336,757
Short-Term Investment 0.2%
Money Market Fund 0.2%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.09%
(b)(c) 628,574 628,574
Total Short-Term Investment
(cost $628,574) 628,574
Repurchase Agreement 0.0%
†
Principal
Amount ($)
BNP Paribas Securities
Corp.,
0.07%, dated 7/31/2020,
due 8/3/2020, repurchase
price $70,626,
collateralized by U.S.
Treasury Note, 1.50%,
maturing 8/15/2026; total
market value $72,477.(c) 70,626 70,626
Total Repurchase Agreement
(cost $70,626) 70,626
Total Investments
(cost $166,644,859) — 97.9% 279,035,957
Other assets in excess of liabilities — 2.1% 5,946,100
NET ASSETS — 100.0%
$ 284,982,057
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at July 31,
2020. The total value of securities on loan at July 31, 2020 was $2,222,287, which was collateralized by cash used to
purchase a money market fund and a repurchase agreement
with a value of $628,574 and $70,626, respectively, and
by $1,592,597 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 4.50%, and maturity dates ranging from 8/31/2020 –
11/15/2048; total value of $2,291,797.
(b) Represents 7-day effective yield as of July 31, 2020.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2020 was $699,200.

Nationwide Small Company Growth Fund - July 31, 2020 (Unaudited) - Statement of Investments - 41
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

42 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Small Company Growth Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 278,336,757 $ – $ – $ 278,336,757
Repurchase Agreement – 70,626 – 70,626
Short-Term Investment 628,574 – – 628,574
Total $ 278,965,331 $ 70,626 $ – $ 279,035,957
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide U.S. Small Cap Value Fund - July 31, 2020 (Unaudited) - Statement of Investments - 43
Common Stocks 99.4%
Shares Value ($)
Aerospace & Defense 0.6%
AAR Corp. 3,009 51,815
AeroVironment , Inc.* 253 19,367
Astronics Corp.* 1,509 13,128
Astronics Corp., Class B* 176 1,461
CPI Aerostructures , Inc.* 1,172 3,832
Cubic Corp. 1,258 52,836
Ducommun, Inc.* 1,570 56,442
Kaman Corp. 1,293 51,061
Moog, Inc., Class A 1,058 56,836
National Presto Industries, Inc. 465 39,706
Park Aerospace Corp. 1,447 15,599
SIFCO Industries, Inc.* 425 1,619
Textron, Inc. 818 28,581
Vectrus , Inc.* 1,209 53,184
445,467
Air Freight & Logistics 0.9%
Air Transport Services Group,
Inc.* 900 21,933
Atlas Air Worldwide Holdings,
Inc.* 3,099 161,396
Echo Global Logistics, Inc.* 2,911 72,964
Forward Air Corp. 730 37,953
Hub Group, Inc., Class A* 1,565 82,788
Radiant Logistics, Inc.* 3,110 13,218
XPO Logistics, Inc.* 3,407 255,593
645,845
Airlines 0.9%
Alaska Air Group, Inc. 5,739 197,651
Allegiant Travel Co. 314 35,177
Copa Holdings SA, Class A 934 38,705
Hawaiian Holdings, Inc.(a) 3,303 39,273
JetBlue Airways Corp.* 18,819 194,589
Mesa Air Group, Inc.* 2,300 7,130
SkyWest, Inc. 2,727 71,747
Spirit Airlines, Inc.*(a) 5,153 81,469
665,741
Auto Components 2.6%
Adient plc* 4,572 76,078
American Axle &
Manufacturing Holdings,
Inc.* 9,149 64,592
Autoliv , Inc. 1,623 105,544
BorgWarner, Inc. 18,510 677,466
Cooper Tire & Rubber Co. 2,393 74,327
Cooper-Standard Holdings,
Inc.* 1,546 16,558
Dana, Inc. 11,715 133,902
Gentherm , Inc.* 1,311 50,827
Goodyear Tire & Rubber Co.
(The) 17,054 153,656
LCI Industries 347 43,653
Lear Corp. 2,167 239,193
Modine Manufacturing Co.* 6,171 33,570
Motorcar Parts of America,
Inc.*(a) 2,809 46,756
Standard Motor Products, Inc. 1,476 67,128
Stoneridge, Inc.* 1,794 37,172
Strattec Security Corp. 442 9,552
Common Stocks
Shares Value ($)
Auto Components
Tenneco, Inc., Class A* 200 1,482
1,831,456
Automobiles 0.2%
Harley-Davidson, Inc. 4,674 121,664
Winnebago Industries, Inc. 902 54,490
176,154
Banks 14.9%
1st Source Corp. 1,726 57,165
Allegiance Bancshares, Inc. 1,532 37,365
Altabancorp 949 17,794
American National
Bankshares , Inc. 1,014 22,267
Ameris Bancorp 5,034 116,160
AmeriServ Financial, Inc. 1,800 5,166
Associated Banc-Corp. 14,807 190,122
Atlantic Capital Bancshares,
Inc.* 1,998 19,980
Atlantic Union Bankshares
Corp.(a) 3,737 84,344
Banc of California, Inc. 5,698 61,083
Bancorp, Inc. (The)* 6,834 64,445
BancorpSouth Bank 2,369 49,583
Bank of Commerce Holdings 1,636 12,352
Bank of Marin Bancorp 1,081 33,954
Bank OZK 8,887 213,732
BankFinancial Corp. 2,748 20,033
BankUnited , Inc. 7,101 143,014
Banner Corp. 3,517 124,607
Bar Harbor Bankshares (a) 1,353 26,898
Baycom Corp.* 825 8,481
BCB Bancorp, Inc. 754 6,070
Berkshire Hills Bancorp, Inc. 5,726 57,031
BOK Financial Corp. 1,903 105,997
Boston Private Financial
Holdings, Inc. 7,771 45,732
Bridge Bancorp, Inc. 1,513 27,370
Brookline Bancorp, Inc. 4,203 40,328
Bryn Mawr Bank Corp. 1,690 44,008
Byline Bancorp, Inc.(a) 1,452 18,818
C&F Financial Corp. 391 11,476
Cadence Bancorp 6,095 47,602
Camden National Corp. 1,576 49,943
Capital City Bank Group, Inc. 2,442 45,983
Capstar Financial Holdings,
Inc. 1,268 12,870
Cathay General Bancorp 857 20,722
Central Pacific Financial Corp. 1,061 16,509
Central Valley Community
Bancorp 600 7,884
Century Bancorp, Inc., Class A 429 29,876
CIT Group, Inc. 8,275 156,977
Citizens & Northern Corp. 1,281 22,674
Civista Bancshares, Inc. 1,335 17,529
CNB Financial Corp. 1,186 19,367
Columbia Banking System,
Inc. 4,820 139,443
Comerica, Inc. 5,855 225,535
Community Bankers Trust
Corp. 300 1,548

44 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide U.S. Small Cap Value Fund
Common Stocks
Shares Value ($)
Banks
Community Trust Bancorp, Inc. 1,466 44,874
ConnectOne Bancorp, Inc. 4,207 58,015
Customers Bancorp, Inc.* 4,849 57,461
Dime Community Bancshares,
Inc. 2,552 29,973
Eagle Bancorp, Inc. 2,631 79,140
Enterprise Bancorp, Inc. 843 18,125
Enterprise Financial Services
Corp. 1,141 33,157
Equity Bancshares, Inc., Class
A* 1,841 26,032
Farmers National Banc Corp. 2,578 27,868
FB Financial Corp. 530 13,467
Financial Institutions, Inc. 2,157 31,859
First Bancorp, Inc. (The) 1,541 31,036
First Bancorp/NC 1,589 32,829
First Bancorp/PR 13,455 73,195
First Bancshares, Inc. (The)(a) 2,315 46,092
First Bank 980 6,399
First Busey Corp.(a) 3,934 67,271
First Business Financial
Services, Inc. 1,233 18,335
First Commonwealth Financial
Corp. 5,097 40,113
First Community Bankshares ,
Inc. 1,996 39,042
First Financial Bancorp 5,312 73,916
First Financial Corp. 1,346 44,997
First Financial Northwest, Inc. 1,754 15,961
First Foundation, Inc. 4,149 63,770
First Horizon National Corp. 34,637 321,085
First Internet Bancorp 1,300 19,045
First Interstate BancSystem ,
Inc., Class A 1,398 40,696
First Merchants Corp. 2,284 55,798
First Mid Bancshares, Inc. 1,748 42,669
First Midwest Bancorp, Inc. 5,335 64,740
First Northwest Bancorp 900 9,225
First of Long Island Corp.
(The)(a) 1,976 29,462
Flushing Financial Corp. 3,037 33,650
FNB Corp. 22,726 168,400
Franklin Financial Network,
Inc.(a) 1,643 43,375
Fulton Financial Corp. 7,599 73,710
German American Bancorp,
Inc.(a) 1,805 51,334
Great Southern Bancorp, Inc. 1,663 59,984
Great Western Bancorp, Inc. 4,505 58,565
Hancock Whitney Corp. 4,848 92,403
Hanmi Financial Corp. 3,592 33,154
HarborOne Bancorp, Inc.(a) 4,218 36,528
Heartland Financial USA, Inc. 2,755 86,066
Heritage Commerce Corp. 5,520 37,426
Heritage Financial Corp. 3,400 64,311
Hilltop Holdings, Inc. 13,855 269,757
Home BancShares , Inc. 2,610 42,621
HomeTrust Bancshares, Inc. 1,832 26,417
Hope Bancorp, Inc. 9,959 83,954
Horizon Bancorp, Inc. 5,529 55,898
Common Stocks
Shares Value ($)
Banks
Independent Bank Corp. 2,402 70,702
Independent Bank Group, Inc.
(a) 2,675 117,513
International Bancshares Corp. 3,387 103,033
Investors Bancorp, Inc. 20,118 163,358
Lakeland Bancorp, Inc. 4,948 50,371
LCNB Corp. 700 8,764
Live Oak Bancshares, Inc.(a) 4,218 71,748
Macatawa Bank Corp. 3,062 22,046
Malvern Bancorp, Inc.* 490 5,919
Mercantile Bank Corp. 1,474 31,381
Metropolitan Bank Holding
Corp.* 251 7,425
Midland States Bancorp, Inc. 3,756 52,922
MidWestOne Financial Group,
Inc. 2,203 39,830
MVB Financial Corp. 189 2,499
National Bank Holdings Corp.,
Class A 1,732 48,115
NBT Bancorp, Inc. 1,917 57,107
Nicolet Bankshares , Inc.*(a) 349 19,551
Northeast Bank 528 10,053
Northrim Bancorp, Inc. 746 17,173
OceanFirst Financial Corp. 3,791 58,078
OFG Bancorp 4,119 53,877
Ohio Valley Banc Corp. 475 9,358
Old National Bancorp(a) 9,116 127,533
Old Second Bancorp, Inc.(a) 1,364 11,348
Pacific Premier Bancorp, Inc. 7,385 155,159
PacWest Bancorp 9,669 176,701
Park National Corp.(a) 305 26,157
Peapack -Gladstone Financial
Corp. 1,953 31,795
Penns Woods Bancorp, Inc. 514 10,383
Peoples Bancorp of North
Carolina, Inc. 709 11,734
Peoples Bancorp, Inc. 2,467 49,513
People's United Financial, Inc. 18,219 196,583
Pinnacle Financial Partners,
Inc. 5,104 202,220
Popular, Inc. 4,622 171,522
Preferred Bank 199 7,413
Premier Financial Bancorp,
Inc. 1,453 15,402
QCR Holdings, Inc. 1,103 32,958
RBB Bancorp 2,073 26,534
Renasant Corp. 7,555 175,503
Republic Bancorp, Inc., Class
A 1,400 42,308
Republic First Bancorp, Inc.* 2,486 5,792
S&T Bancorp, Inc. 2,595 55,793
Sandy Spring Bancorp, Inc. 2,620 60,574
Seacoast Banking Corp. of
Florida* 1,504 28,396
Shore Bancshares, Inc. 1,088 10,086
Sierra Bancorp 1,940 34,105
Simmons First National Corp.,
Class A 7,740 128,407
SmartFinancial , Inc. 1,179 16,813
South State Corp. 3,203 152,655

Nationwide U.S. Small Cap Value Fund - July 31, 2020 (Unaudited) - Statement of Investments - 45
Common Stocks
Shares Value ($)
Banks
Southern First Bancshares,
Inc.* 254 6,198
Southern National Bancorp of
Virginia, Inc. 3,175 26,734
Southside Bancshares, Inc. 1,378 38,171
Spirit of Texas Bancshares,
Inc.* 745 8,679
Sterling Bancorp 9,300 104,625
Synovus Financial Corp. 3,199 64,460
TCF Financial Corp. 5,435 149,408
Texas Capital Bancshares,
Inc.* 3,052 101,387
Towne Bank 4,760 83,966
TriCo Bancshares 2,016 56,448
TriState Capital Holdings, Inc.* 2,801 37,113
Triumph Bancorp, Inc.* 1,442 37,780
Trustmark Corp. 6,033 135,863
UMB Financial Corp. 316 15,737
Umpqua Holdings Corp. 10,533 114,283
United Bankshares , Inc. 13,745 361,768
United Community Banks, Inc. 3,026 54,256
United Security Bancshares 303 1,897
Univest Financial Corp. 3,230 49,387
Valley National Bancorp 26,562 198,418
Veritex Holdings, Inc. 867 14,496
Washington Trust Bancorp,
Inc. 971 32,373
Webster Financial Corp. 697 19,007
WesBanco , Inc. 5,388 106,844
Wintrust Financial Corp. 2,927 125,276
Zions Bancorp NA 10,675 346,617
10,628,438
Beverages 0.1%
Craft Brew Alliance, Inc.*(a) 3,854 57,078
Biotechnology 0.4%
Akebia Therapeutics, Inc.* 1,292 14,432
Anika Therapeutics, Inc.* 2,019 73,492
Chimerix , Inc.* 3,912 12,166
Enanta Pharmaceuticals, Inc.* 180 8,253
GlycoMimetics , Inc.* 2,196 8,652
Jounce Therapeutics, Inc.* 2,373 10,868
Myriad Genetics, Inc.* 6,047 72,987
PDL BioPharma , Inc.*(a) 16,214 51,561
Vanda Pharmaceuticals, Inc.* 3,613 36,419
288,830
Building Products 1.7%
American Woodmark Corp.* 1,343 108,273
Apogee Enterprises, Inc. 3,822 82,517
Armstrong Flooring, Inc.* 2,969 8,818
Builders FirstSource , Inc.* 2,774 65,716
Gibraltar Industries, Inc.* 1,861 96,251
Griffon Corp. 2,743 62,732
Insteel Industries, Inc. 1,585 29,544
JELD-WEN Holding, Inc.* 5,566 109,094
Masonite International Corp.* 813 68,576
Owens Corning 3,144 190,118
Patrick Industries, Inc. 449 28,714
PGT Innovations, Inc.* 3,432 58,584
Common Stocks
Shares Value ($)
Building Products
Quanex Building Products
Corp. 3,563 50,060
Resideo Technologies, Inc.* 6,721 89,255
UFP Industries, Inc. 3,045 177,280
1,225,532
Capital Markets 1.8%
Blucora , Inc.* 8,815 103,929
Calamos Asset Management,
Inc.*^∞ 4,093 0
Cowen, Inc., Class A 3,305 54,433
Donnelley Financial Solutions,
Inc.* 5,811 50,265
Invesco Ltd. 27,407 275,166
Janus Henderson Group plc 9,627 201,108
Legg Mason, Inc. 4,965 248,200
Oppenheimer Holdings, Inc.,
Class A 1,662 35,218
Stifel Financial Corp. 2,877 139,477
StoneX Group, Inc.*(a) 1,162 60,982
Virtus Investment Partners,
Inc. 606 82,368
Waddell & Reed Financial,
Inc., Class A 1,919 27,998
1,279,144
Chemicals 3.1%
AdvanSix , Inc.* 4,545 56,585
AgroFresh Solutions, Inc.* 3,582 8,740
American Vanguard Corp.(a) 3,435 46,235
Ashland Global Holdings, Inc. 510 38,495
Avient Corp. 1,085 25,932
Cabot Corp. 1,251 45,636
CF Industries Holdings, Inc. 4,958 155,334
Core Molding Technologies,
Inc.* 1,940 8,924
Element Solutions, Inc.* 16,672 181,058
FutureFuel Corp. 4,490 59,178
Hawkins, Inc. 1,132 58,332
HB Fuller Co. 2,978 135,023
Huntsman Corp. 14,404 266,474
Innospec , Inc. 1,558 117,115
Intrepid Potash, Inc.* 4,498 4,076
Kraton Corp.* 2,199 28,917
Kronos Worldwide, Inc. 5,223 58,707
Livent Corp.* 2,541 15,932
Minerals Technologies, Inc. 3,638 170,549
Olin Corp. 10,710 120,380
PQ Group Holdings, Inc.* 7,368 90,405
Sensient Technologies Corp. 511 26,679
Stepan Co. 765 83,538
Trecora Resources* 2,122 12,202
Tredegar Corp. 2,024 32,141
Trinseo SA 301 6,532
Tronox Holdings plc, Class A 9,307 70,919
Westlake Chemical Corp. 5,606 305,527
2,229,565
Commercial Services & Supplies 2.1%
ABM Industries, Inc. 7,702 276,502
ACCO Brands Corp. 7,788 50,778

46 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide U.S. Small Cap Value Fund
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Acme United Corp. 200 4,334
ADT, Inc. 17,398 149,797
Advanced Disposal Services,
Inc.* 3,239 97,688
AMREP Corp.* 216 963
BrightView Holdings, Inc.* 6,585 79,810
CECO Environmental Corp.* 5,773 38,679
Civeo Corp.* 25,762 21,382
Clean Harbors, Inc.* 1,754 104,538
Ennis, Inc. 2,261 39,115
Heritage-Crystal Clean, Inc.* 1,827 25,450
Herman Miller, Inc. 2,270 53,186
HNI Corp. 665 19,751
Interface, Inc. 4,720 37,666
KAR Auction Services, Inc. 3,302 49,959
Knoll, Inc. 1,460 17,097
Matthews International Corp.,
Class A 3,877 83,743
McGrath RentCorp 1,204 69,856
NL Industries, Inc. 2,541 9,300
PICO Holdings, Inc.*(a) 3,792 30,791
Quad/Graphics, Inc. 5,525 17,183
SP Plus Corp.* 1,711 27,188
Steelcase, Inc., Class A 4,831 51,837
Team, Inc.* 3,343 13,205
UniFirst Corp. 249 46,434
Viad Corp. 1,842 26,635
Virco Mfg. Corp.* 1,500 3,330
VSE Corp. 1,400 39,382
1,485,579
Communications Equipment 0.9%
Aviat Networks, Inc.* 639 13,099
BK Technologies Corp. 2,881 9,018
CalAmp Corp.* 800 6,304
Clearfield, Inc.* 800 14,912
CommScope Holding Co.,
Inc.* 2,490 23,107
Communications Systems, Inc. 2,369 11,490
Comtech Telecommunications
Corp. 3,156 51,821
Digi International, Inc.* 3,964 48,044
EchoStar Corp., Class A*(a) 2,605 71,116
EMCORE Corp.* 3,875 13,562
Harmonic, Inc.* 5,582 31,148
InterDigital , Inc. 1,678 100,714
KVH Industries, Inc.* 2,877 23,361
NETGEAR, Inc.* 2,165 66,574
NetScout Systems, Inc.* 3,895 99,167
Network-1 Technologies, Inc. 3,171 6,881
Optical Cable Corp.* 300 720
PCTEL, Inc.* 1,200 7,860
Ribbon Communications, Inc.* 8,118 35,719
TESSCO Technologies, Inc. 1,310 8,070
642,687
Construction & Engineering 2.1%
Aegion Corp.* 2,701 41,649
Ameresco , Inc., Class A*(a) 2,048 56,689
Arcosa , Inc. 5,937 250,660
Argan , Inc.(a) 336 14,414
Common Stocks
Shares Value ($)
Construction & Engineering
Comfort Systems USA, Inc. 2,170 107,871
Dycom Industries, Inc.*(a) 1,961 83,990
EMCOR Group, Inc. 605 41,442
Goldfield Corp. (The)* 6,069 23,608
Granite Construction, Inc. 3,799 64,431
Great Lakes Dredge & Dock
Corp.* 4,808 40,195
IES Holdings, Inc.* 673 16,038
MasTec , Inc.* 3,534 140,583
MYR Group, Inc.* 1,996 73,193
Northwest Pipe Co.* 1,450 36,033
Orion Group Holdings, Inc.* 7,050 20,304
Primoris Services Corp. 3,357 53,813
Quanta Services, Inc. 5,723 228,748
Valmont Industries, Inc. 573 69,448
WillScot Mobile Mini Holdings
Corp.* 8,458 127,377
1,490,486
Construction Materials 0.3%
Summit Materials, Inc., Class
A* 8,357 123,015
United States Lime & Minerals,
Inc. 750 67,657
US Concrete, Inc.* 797 19,782
210,454
Consumer Finance 1.7%
Ally Financial, Inc. 20,675 415,567
Asta Funding, Inc.* 267 3,463
Consumer Portfolio Services,
Inc.* 1,523 4,980
Elevate Credit, Inc.* 2,235 4,314
Encore Capital Group, Inc.* 2,004 73,206
Enova International, Inc.* 100 1,609
EZCORP, Inc., Class A* 7,524 43,037
LendingClub Corp.* 1,765 9,213
Navient Corp. 11,910 94,804
Nelnet, Inc., Class A 2,604 151,032
OneMain Holdings, Inc. 5,641 161,897
PRA Group, Inc.* 1,451 57,402
Regional Management Corp.* 1,533 23,286
Santander Consumer USA
Holdings, Inc.(a) 9,788 179,708
1,223,518
Containers & Packaging 0.9%
Graphic Packaging Holding
Co. 8,830 123,090
Greif, Inc., Class A 1,337 46,514
Greif, Inc., Class B 626 24,596
Sonoco Products Co. 1,589 82,215
UFP Technologies, Inc.* 723 31,190
Westrock Co. 13,225 355,223
662,828
Distributors 0.2%
Core-Mark Holding Co., Inc.(a) 3,117 82,663
Weyco Group, Inc. 1,396 25,714
108,377

Nationwide U.S. Small Cap Value Fund - July 31, 2020 (Unaudited) - Statement of Investments - 47
Common Stocks
Shares Value ($)
Diversified Consumer Services 0.9%
Adtalem Global Education,
Inc.* 2,937 100,857
American Public Education,
Inc.* 1,395 40,608
Carriage Services, Inc. 2,154 47,625
Graham Holdings Co., Class B 449 178,868
K12, Inc.* 2,643 121,023
Laureate Education, Inc.,
Class A* 3,922 49,731
Perdoceo Education Corp.* 2,770 39,888
Universal Technical Institute,
Inc.* 3,600 26,748
Zovio , Inc.* 1,950 7,683
613,031
Diversified Financial Services 0.6%
Cannae Holdings, Inc.* 1,016 38,283
Jefferies Financial Group, Inc. 799 12,944
Marlin Business Services
Corp. 1,601 11,751
Voya Financial, Inc. 6,895 340,613
403,591
Diversified Telecommunication Services 0.5%
ATN International, Inc. 1,005 57,918
Cincinnati Bell, Inc.* 1,048 15,731
Consolidated Communications
Holdings, Inc.* 6,728 49,114
Iridium Communications, Inc.* 3,572 97,837
Liberty Latin America Ltd.,
Class A*(a) 4,524 46,507
Liberty Latin America Ltd.,
Class C* 10,022 102,525
ORBCOMM, Inc.* 4,821 20,296
389,928
Electrical Equipment 1.3%
AZZ, Inc. 2,362 74,592
Broadwind , Inc.* 2,432 11,260
Encore Wire Corp. 980 49,186
EnerSys 941 63,292
LSI Industries, Inc. 4,939 28,943
nVent Electric plc 3,126 56,768
Powell Industries, Inc. 1,555 41,285
Preformed Line Products Co. 824 40,590
Regal Beloit Corp. 1,977 181,825
Sensata Technologies Holding
plc* 8,177 310,562
Thermon Group Holdings, Inc.* 3,576 48,455
Ultralife Corp.* 3,374 23,955
930,713
Electronic Equipment, Instruments & Components 4.1%
Arlo Technologies, Inc.* 9,221 38,913
Arrow Electronics, Inc.* 7,164 513,086
Avnet, Inc. 9,790 261,589
Bel Fuse, Inc., Class B 2,229 27,194
Benchmark Electronics, Inc. 2,050 41,738
CTS Corp. 2,480 49,253
Daktronics, Inc. 6,564 27,372
ePlus , Inc.* 963 71,782
Fabrinet * 1,468 106,621
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Flex Ltd.* 20,903 240,175
Frequency Electronics, Inc.* 900 9,423
Insight Enterprises, Inc.* 1,464 72,966
Jabil, Inc. 7,032 245,135
Key Tronic Corp.* 2,680 18,144
Kimball Electronics, Inc.* 3,362 44,647
Knowles Corp.* 4,684 71,478
Methode Electronics, Inc. 2,170 61,194
MTS Systems Corp. 1,181 21,907
OSI Systems, Inc.* 682 48,395
PC Connection, Inc. 2,443 106,759
Plexus Corp.* 1,415 105,120
RF Industries Ltd. 443 1,980
Richardson Electronics Ltd. 2,700 11,691
Rogers Corp.* 582 69,368
Sanmina Corp.* 3,671 108,955
ScanSource , Inc.* 1,974 45,303
SYNNEX Corp. 2,673 333,430
TTM Technologies, Inc.* 4,689 57,722
Vishay Intertechnology , Inc. 7,078 111,054
Vishay Precision Group,
Inc.*(a) 1,428 36,343
Wayside Technology Group,
Inc. 200 4,626
2,963,363
Energy Equipment & Services 1.4%
Archrock , Inc. 15,431 102,771
Bristow Group, Inc.* 1,385 22,174
ChampionX Corp.* 5,612 53,370
Dril -Quip, Inc.* 2,401 79,929
Exterran Corp.* 3,920 19,482
Geospace Technologies Corp.* 1,817 13,718
Gulf Island Fabrication, Inc.* 3,273 9,688
Helix Energy Solutions Group,
Inc.* 14,933 62,569
Helmerich & Payne, Inc. 5,619 100,187
Independence Contract
Drilling, Inc.* 435 1,457
Liberty Oilfield Services, Inc.,
Class A 2,400 13,560
Matrix Service Co.* 2,448 21,432
Nabors Industries Ltd. 567 24,047
Natural Gas Services Group,
Inc.* 2,509 16,007
Newpark Resources, Inc.* 11,622 21,966
NexTier Oilfield Solutions, Inc.* 15,641 39,415
Oceaneering International,
Inc.* 7,289 40,964
Oil States International, Inc.* 4,635 20,765
Patterson-UTI Energy, Inc. 15,129 58,625
ProPetro Holding Corp.* 6,740 36,194
RPC, Inc.* 5,800 17,226
SEACOR Holdings, Inc.* 3,120 90,730
Select Energy Services, Inc.,
Class A*(a) 7,447 33,065
Solaris Oilfield Infrastructure,
Inc., Class A 2,300 16,698
TechnipFMC plc 8,281 66,497
Tidewater, Inc.* 3,724 23,163

48 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide U.S. Small Cap Value Fund
Common Stocks
Shares Value ($)
Energy Equipment & Services
US Silica Holdings, Inc.(a) 6,029 21,282
1,026,981
Entertainment 0.4%
AMC Entertainment Holdings,
Inc., Class A(a) 4,846 19,578
Ballantyne Strong, Inc.* 3,325 5,719
Cinemark Holdings, Inc. 532 6,294
Eros International plc*(a) 1,900 5,396
IMAX Corp.* 3,077 34,739
Liberty Media Corp.-Liberty
Braves, Class C* 578 10,780
Lions Gate Entertainment
Corp., Class A* 7,757 59,419
Lions Gate Entertainment
Corp., Class B* 17,666 125,605
Marcus Corp. (The) 1,682 23,228
Reading International, Inc.,
Class A* 3,433 14,968
305,726
Food & Staples Retailing 1.2%
Andersons, Inc. (The) 3,088 43,911
Chefs' Warehouse, Inc. (The)* 641 7,391
Ingles Markets, Inc., Class A 854 34,374
Natural Grocers by Vitamin
Cottage, Inc. 2,516 39,828
Performance Food Group Co.* 1,381 38,696
PriceSmart , Inc. 1,350 88,250
Rite Aid Corp.* 3,420 51,847
SpartanNash Co. 2,198 46,213
United Natural Foods, Inc.* 7,053 140,002
US Foods Holding Corp.* 10,748 218,184
Village Super Market, Inc.,
Class A(a) 1,765 44,566
Weis Markets, Inc. 1,946 96,950
850,212
Food Products 2.3%
Alico , Inc. 847 25,563
Bunge Ltd. 4,598 199,737
Cal-Maine Foods, Inc.* 330 14,502
Darling Ingredients, Inc.* 8,528 238,187
Farmer Bros Co.* 775 3,860
Fresh Del Monte Produce, Inc.
(a) 2,502 56,495
Hostess Brands, Inc.* 9,222 116,935
Ingredion, Inc. 3,403 294,360
Pilgrim's Pride Corp.* 1,938 29,748
Post Holdings, Inc.* 3,704 328,693
Sanderson Farms, Inc. 479 53,406
Sanderson Farms, Inc.*^∞ 200 0
Seaboard Corp.(a) 45 121,646
Seneca Foods Corp., Class A* 1,146 44,900
Simply Good Foods Co.
(The)*(a) 3,775 90,751
TreeHouse Foods, Inc.* 216 9,465
1,628,248
Health Care Equipment & Supplies 0.5%
AngioDynamics , Inc.* 4,840 39,978
Avanos Medical, Inc.* 3,131 96,028
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
FONAR Corp.* 951 23,414
Integer Holdings Corp.* 1,365 89,776
Invacare Corp. 5,401 38,023
Kewaunee Scientific Corp. 92 876
OraSure Technologies, Inc.* 1,405 25,501
Surgalign Holdings, Inc.* 12,630 35,490
Varex Imaging Corp.* 2,403 37,679
386,765
Health Care Providers & Services 2.5%
Acadia Healthcare Co., Inc.* 6,053 180,440
Brookdale Senior Living, Inc.* 14,257 39,492
Covetrus , Inc.*(a) 15,100 334,616
DaVita, Inc.* 1,865 162,982
Digirad Corp.* 403 1,128
Five Star Senior Living, Inc.* 1,196 5,430
Magellan Health, Inc.* 3,617 268,273
MedCath Corp.*^∞ 2,115 0
MEDNAX, Inc.* 7,679 153,426
National HealthCare Corp. 1,147 68,040
Owens & Minor, Inc. 4,862 78,181
Patterson Cos., Inc. 4,674 124,142
Premier, Inc., Class A* 1,770 61,897
Providence Service Corp.
(The)* 529 42,854
Select Medical Holdings Corp.* 6,879 130,976
Surgery Partners, Inc.*(a) 3,991 60,943
Triple-S Management Corp.,
Class B*(a) 2,880 56,045
1,768,865
Health Care Technology 0.4%
Allscripts Healthcare Solutions,
Inc.* 10,863 97,767
Computer Programs &
Systems, Inc. 782 19,300
Evolent Health, Inc., Class A* 7,852 91,476
HealthStream , Inc.* 2,023 44,415
NextGen Healthcare, Inc.* 694 10,146
263,104
Hotels, Restaurants & Leisure 1.2%
Aramark 3,875 81,840
Ark Restaurants Corp. 318 3,136
Biglari Holdings, Inc., Class A* 17 5,376
Biglari Holdings, Inc., Class B* 394 25,582
BJ's Restaurants, Inc. 1,130 22,668
Carrols Restaurant Group,
Inc.* 3,065 18,819
Cheesecake Factory, Inc.
(The)(a) 747 17,928
Chuy's Holdings, Inc.* 1,775 28,240
Del Taco Restaurants, Inc.* 4,535 34,693
Dover Motorsports, Inc. 1,000 1,420
El Pollo Loco Holdings, Inc.*(a) 3,513 69,417
Extended Stay America, Inc. 11,108 126,742
International Game
Technology plc 9,079 89,519
J Alexander's Holdings, Inc.* 2,426 9,753
Luby's , Inc.* 1,181 1,346

Nationwide U.S. Small Cap Value Fund - July 31, 2020 (Unaudited) - Statement of Investments - 49
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Marriott Vacations Worldwide
Corp. 2,785 235,778
Monarch Casino & Resort,
Inc.* 505 18,276
Norwegian Cruise Line
Holdings Ltd.*(a) 3,322 45,312
Playa Hotels & Resorts NV* 9,907 35,962
Red Robin Gourmet Burgers,
Inc.* 1,310 11,449
883,256
Household Durables 3.9%
Bassett Furniture Industries,
Inc. 1,614 14,155
Cavco Industries, Inc.* 331 66,309
Century Communities, Inc.* 3,066 109,211
Ethan Allen Interiors, Inc. 2,716 32,157
Flexsteel Industries, Inc. 964 15,202
Green Brick Partners, Inc.* 4,524 62,431
Hooker Furniture Corp. 1,721 36,829
KB Home 4,345 146,166
La-Z-Boy, Inc. 2,174 61,872
LGI Homes, Inc.* 581 66,298
Lifetime Brands, Inc. 3,756 26,480
M/I Homes, Inc.* 5,099 212,271
MDC Holdings, Inc. 4,622 207,204
Meritage Homes Corp.* 7,800 773,604
Mohawk Industries, Inc.* 3,030 241,946
New Home Co., Inc. (The)* 2,958 10,235
Orleans Homebuilders, Inc.*^∞ 1,500 0
Taylor Morrison Home Corp.* 5,403 126,700
Toll Brothers, Inc. 6,988 266,942
TopBuild Corp.* 761 100,391
TRI Pointe Group, Inc.* 8,346 139,545
Universal Electronics, Inc.*(a) 919 42,338
VOXX International Corp.* 3,361 21,914
ZAGG, Inc.* 2,669 7,607
2,787,807
Household Products 0.3%
Central Garden & Pet Co.* 1,218 46,114
Central Garden & Pet Co.,
Class A* 2,225 77,096
Oil- Dri Corp. of America 461 16,029
Spectrum Brands Holdings,
Inc. 951 51,506
190,745
Independent Power and Renewable Electricity Producers
0.1%
TerraForm Power, Inc., Class
A∞ 2,500 48,375
Insurance 5.0%
Ambac Financial Group, Inc.* 3,099 39,667
American Equity Investment
Life Holding Co. 10,641 270,813
American National Group, Inc. 2,305 169,763
Argo Group International
Holdings Ltd. 1,823 61,089
Assured Guaranty Ltd. 5,265 114,935
Athene Holding Ltd., Class A* 9,660 311,535
Common Stocks
Shares Value ($)
Insurance
Axis Capital Holdings Ltd. 3,612 144,913
CNO Financial Group, Inc. 26,729 403,608
Donegal Group, Inc., Class A 3,402 47,560
Employers Holdings, Inc. 2,348 76,357
Enstar Group Ltd.* 919 154,346
FBL Financial Group, Inc.,
Class A 2,094 72,829
FedNat Holding Co. 2,849 26,667
Genworth Financial, Inc.,
Class A* 16,392 33,440
Global Indemnity Ltd. 2,052 46,888
Greenlight Capital Re Ltd.,
Class A* 3,732 24,109
Hallmark Financial Services,
Inc.* 2,825 8,023
Heritage Insurance Holdings,
Inc. 2,811 33,367
Horace Mann Educators Corp. 2,725 102,405
Independence Holding Co. 1,156 38,217
Investors Title Co. 230 26,468
Kingstone Cos., Inc. 739 3,991
MBIA, Inc.* 11,856 94,967
National General Holdings
Corp. 8,612 292,722
National Western Life Group,
Inc., Class A 367 71,488
ProAssurance Corp. 2,221 32,649
Protective Insurance Corp.,
Class B 1,193 15,270
Reinsurance Group of
America, Inc. 2,612 222,673
Safety Insurance Group, Inc. 255 19,296
State Auto Financial Corp. 2,907 45,088
Stewart Information Services
Corp. 1,899 79,663
Third Point Reinsurance Ltd.* 9,769 76,101
United Fire Group, Inc. 2,058 52,211
United Insurance Holdings
Corp. 6,043 44,718
Unum Group 10,038 172,955
White Mountains Insurance
Group Ltd. 186 163,704
3,594,495
Interactive Media & Services 0.3%
Cars.com, Inc.* 10,320 83,798
DHI Group, Inc.* 6,813 17,033
Liberty TripAdvisor Holdings,
Inc., Class A* 3,089 7,661
Meet Group, Inc. (The)* 7,706 48,008
QuinStreet , Inc.* 2,032 23,724
TrueCar , Inc.* 8,555 32,167
Yelp, Inc.* 1,239 30,950
243,341
Internet & Direct Marketing Retail 0.7%
1-800-Flowers.com, Inc.,
Class A* 2,576 72,772
Lands' End, Inc.* 2,455 21,162
Qurate Retail, Inc., Series A* 30,140 328,827

50 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide U.S. Small Cap Value Fund
Common Stocks
Shares Value ($)
Internet & Direct Marketing Retail
Stamps.com, Inc.* 256 66,632
489,393
IT Services 1.0%
Alithya Group, Inc., Class A* 477 768
CACI International, Inc., Class
A* 744 154,618
Cass Information Systems,
Inc. 556 19,922
Computer Task Group, Inc.* 2,911 14,060
Conduent , Inc.* 10,886 20,792
DXC Technology Co. 2,683 48,053
KBR, Inc. 4,246 94,431
ManTech International Corp.,
Class A 1,907 132,689
Perficient , Inc.* 1,851 72,578
Sykes Enterprises, Inc.* 3,064 84,137
Virtusa Corp.* 1,500 60,900
702,948
Leisure Products 0.6%
Acushnet Holdings Corp. 3,147 119,743
Callaway Golf Co. 4,363 83,115
Clarus Corp. 2,104 25,206
Escalade, Inc. 1,700 26,095
Johnson Outdoors, Inc., Class
A 618 54,112
Vista Outdoor, Inc.* 5,365 92,010
400,281
Life Sciences Tools & Services 0.0%
†
Harvard Bioscience, Inc.* 8,872 27,592
Machinery 5.4%
AGCO Corp. 3,620 237,581
Alamo Group, Inc.(a) 1,607 165,698
Altra Industrial Motion Corp. 829 28,377
Astec Industries, Inc. 2,390 106,331
Barnes Group, Inc. 3,325 122,593
Chart Industries, Inc.* 1,060 72,642
CIRCOR International, Inc.* 1,010 26,482
Colfax Corp.* 11,580 336,746
Columbus McKinnon Corp. 1,848 61,224
Crane Co. 732 41,409
Eastern Co. (The) 399 6,508
EnPro Industries, Inc. 1,083 51,692
ESCO Technologies, Inc. 1,176 101,065
Federal Signal Corp. 855 26,428
FreightCar America, Inc.* 2,266 3,626
Gates Industrial Corp. plc*(a) 8,313 87,619
Gencor Industries, Inc.* 1,501 17,967
Gorman-Rupp Co. (The) 1,739 52,622
Greenbrier Cos., Inc. (The) 2,650 68,184
Helios Technologies, Inc. 1,636 61,890
Hillenbrand, Inc. 236 6,898
Hurco Cos., Inc. 1,023 28,378
Hyster -Yale Materials
Handling, Inc. 895 33,392
ITT, Inc. 356 20,552
Kadant , Inc. 388 42,102
Kennametal, Inc. 3,233 87,162
L B Foster Co., Class A* 1,392 19,571
Common Stocks
Shares Value ($)
Machinery
LS Starrett Co. (The), Class A* 690 2,215
Lydall , Inc.*(a) 1,755 28,431
Manitowoc Co., Inc. (The)* 4,799 51,157
Middleby Corp. (The)* 2,676 222,269
Miller Industries, Inc. 1,496 42,412
Mueller Industries, Inc. 1,792 50,104
NN, Inc. 3,856 20,283
Oshkosh Corp. 2,014 158,542
Park-Ohio Holdings Corp. 1,319 19,020
Perma -Pipe International
Holdings, Inc.* 700 4,137
REV Group, Inc. 6,281 40,826
Rexnord Corp. 4,916 142,417
Shyft Group, Inc. (The) 1,730 32,662
Snap-on, Inc. 2,407 351,109
SPX FLOW, Inc.* 5,769 231,222
Standex International Corp. 755 40,430
Terex Corp. 3,704 69,820
Timken Co. (The) 4,730 215,972
TriMas Corp.* 2,320 54,288
Trinity Industries, Inc. 7,175 140,128
Twin Disc, Inc.* 800 4,688
Wabash National Corp. 3,737 42,564
3,879,435
Marine 0.5%
Costamare , Inc. 16,100 73,255
Genco Shipping & Trading Ltd. 3,972 26,970
Golden Ocean Group Ltd. 4,045 15,533
Kirby Corp.* 2,391 110,560
Matson, Inc.(a) 3,101 112,938
Scorpio Bulkers, Inc. 545 7,990
347,246
Media 2.0%
AMC Networks, Inc., Class A* 2,175 50,242
comScore, Inc.* 3,942 11,826
Cumulus Media, Inc., Class A* 820 3,223
EW Scripps Co. (The), Class A 4,634 52,735
Gannett Co., Inc. 14,643 21,672
Gray Television, Inc.* 3,225 46,246
Interpublic Group of Cos., Inc.
(The) 17,621 318,059
John Wiley & Sons, Inc., Class
A 3,517 118,980
Meredith Corp. 3,266 46,900
News Corp., Class A 21,221 269,931
News Corp., Class B(a) 9,792 124,946
Nexstar Media Group, Inc.,
Class A 1,574 137,961
Saga Communications, Inc.,
Class A 533 12,462
Scholastic Corp. 1,409 33,717
TEGNA, Inc. 9,023 106,291
Townsquare Media, Inc., Class
A 2,500 11,100
Tribune Publishing Co. 2,973 28,987
1,395,278
Metals & Mining 2.7%
Alcoa Corp.* 15,517 201,721

Nationwide U.S. Small Cap Value Fund - July 31, 2020 (Unaudited) - Statement of Investments - 51
Common Stocks
Shares Value ($)
Metals & Mining
Allegheny Technologies, Inc.* 5,612 48,768
Ampco -Pittsburgh Corp.* 2,015 5,904
Carpenter Technology Corp. 2,222 49,684
Century Aluminum Co.*(a) 8,759 76,291
Commercial Metals Co. 8,948 185,045
Friedman Industries, Inc. 1,708 8,574
Gold Resource Corp. 2,355 10,338
Haynes International, Inc. 1,614 29,633
Hecla Mining Co. 22,568 124,575
Kaiser Aluminum Corp. 193 11,956
Materion Corp. 2,369 136,028
Nexa Resources SA 6,700 42,143
Olympic Steel, Inc. 1,983 20,980
Reliance Steel & Aluminum
Co. 3,533 347,153
Ryerson Holding Corp.* 5,362 30,188
Schnitzer Steel Industries,
Inc., Class A 3,122 57,445
Steel Dynamics, Inc. 11,795 323,301
SunCoke Energy, Inc. 7,382 23,549
Synalloy Corp.* 400 2,840
TimkenSteel Corp.* 5,628 20,655
United States Steel Corp. 6,635 44,189
Universal Stainless & Alloy
Products, Inc.* 1,762 12,669
Warrior Met Coal, Inc.(a) 1,920 30,566
Worthington Industries, Inc. 2,517 94,186
1,938,381
Multiline Retail 0.6%
Big Lots, Inc. 2,289 90,049
Dillard's, Inc., Class A(a) 2,020 47,571
Kohl's Corp. 10,028 190,933
Macy's, Inc.(a) 15,612 94,609
423,162
Oil, Gas & Consumable Fuels 4.1%
Adams Resources & Energy,
Inc. 928 19,646
Antero Resources Corp.*(a) 21,541 63,761
Arch Resources, Inc. 2,050 63,591
Ardmore Shipping Corp. 5,093 20,932
Berry Corp. 5,513 25,939
Bonanza Creek Energy, Inc.* 1,916 34,852
Callon Petroleum Co.* 18,056 20,584
Cimarex Energy Co. 4,226 103,368
Clean Energy Fuels Corp.* 25,589 60,902
CNX Resources Corp.* 9,215 88,925
CONSOL Energy, Inc.* 2,275 13,377
Continental Resources, Inc.(a) 3,568 61,691
Delek US Holdings, Inc. 3,065 53,576
Denbury Resources, Inc.* 25,568 652
Devon Energy Corp. 8,564 89,836
DHT Holdings, Inc. 6,528 37,079
Dorian LPG Ltd.* 5,107 43,614
Earthstone Energy, Inc., Class
A* 2,838 7,464
EnLink Midstream LLC*(a) 35,905 87,967
EQT Corp. 6,084 88,340
Evolution Petroleum Corp. 2,000 5,240
GasLog Ltd. 4,228 12,346
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Green Plains, Inc.* 3,632 46,962
Gulfport Energy Corp.* 13,783 13,921
HighPoint Resources Corp.* 16,760 6,057
HollyFrontier Corp. 9,930 273,075
International Seaways, Inc. 2,715 46,888
Kosmos Energy Ltd. 17,034 27,425
Matador Resources Co.*(a) 5,257 45,631
Montage Resources Corp.* 1,842 7,902
Murphy Oil Corp. 8,438 111,466
NACCO Industries, Inc., Class
A 839 18,324
Nordic American Tankers Ltd.
(a) 20,339 92,542
Overseas Shipholding Group,
Inc., Class A* 10,848 25,059
Panhandle Oil and Gas, Inc.,
Class A 1,332 2,930
Par Pacific Holdings, Inc.* 1,952 14,464
Parsley Energy, Inc., Class A 18,557 203,756
PBF Energy, Inc., Class A 8,852 76,835
PDC Energy, Inc.*(a) 4,253 60,648
Peabody Energy Corp. 8,119 25,331
Penn Virginia Corp.* 1,473 14,597
QEP Resources, Inc. 25,654 37,711
Range Resources Corp. 9,915 64,051
Renewable Energy Group,
Inc.* 3,212 88,587
REX American Resources
Corp.* 635 43,275
SandRidge Energy, Inc.* 2,887 3,753
Scorpio Tankers, Inc.(a) 5,390 71,256
SFL Corp. Ltd. 9,974 82,884
SilverBow Resources, Inc.* 479 1,710
SM Energy Co. 8,878 26,190
Southwestern Energy Co.* 43,353 105,348
Talos Energy, Inc.* 4,181 28,473
Teekay Corp.* 497 1,183
Teekay Tankers Ltd., Class A* 2,640 39,521
World Fuel Services Corp. 3,068 72,190
WPX Energy, Inc.* 21,230 126,743
2,910,370
Paper & Forest Products 0.7%
Boise Cascade Co. 2,834 132,036
Clearwater Paper Corp.* 1,533 56,598
Domtar Corp. 2,460 51,636
Mercer International, Inc. 6,443 48,000
Neenah, Inc. 1,097 48,937
P H Glatfelter Co.(a) 3,544 56,456
Schweitzer-Mauduit
International, Inc. 1,802 58,619
Verso Corp., Class A 3,262 39,829
492,111
Personal Products 0.4%
Coty, Inc., Class A 22,132 82,110
Edgewell Personal Care Co.* 4,129 123,416
Mannatech , Inc. 180 3,024

52 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide U.S. Small Cap Value Fund
Common Stocks
Shares Value ($)
Personal Products
Nu Skin Enterprises, Inc.,
Class A 983 44,087
252,637
Pharmaceuticals 0.4%
AMAG Pharmaceuticals,
Inc.*(a) 3,751 35,841
Amphastar Pharmaceuticals,
Inc.* 2,941 58,879
Endo International plc* 3,379 11,759
Jazz Pharmaceuticals plc* 435 47,089
Mallinckrodt plc*(a) 6,627 14,778
Prestige Consumer
Healthcare, Inc.* 1,126 41,876
Supernus Pharmaceuticals,
Inc.* 2,400 53,436
Taro Pharmaceutical Industries
Ltd.* 569 36,990
300,648
Professional Services 1.4%
Acacia Research Corp.* 5,032 19,927
ASGN, Inc.* 1,733 118,641
Barrett Business Services, Inc. 676 35,612
CBIZ, Inc.* 3,102 75,006
CRA International, Inc. 1,400 58,478
GP Strategies Corp.* 1,197 8,894
Heidrick & Struggles
International, Inc. 1,731 35,018
Hudson Global, Inc.* 305 2,839
Huron Consulting Group, Inc.* 1,657 79,072
ICF International, Inc. 1,662 112,368
Kelly Services, Inc., Class A 2,620 38,802
Korn Ferry 2,537 71,290
ManpowerGroup , Inc. 1,529 105,180
Mistras Group, Inc.* 3,248 11,465
Nielsen Holdings plc 9,511 137,244
RCM Technologies, Inc.* 400 612
Resources Connection, Inc.(a) 4,430 50,059
TrueBlue , Inc.* 3,581 55,255
1,015,762
Real Estate Management & Development 1.1%
CTO Realty Growth, Inc. 425 16,847
Cushman & Wakefield plc*(a) 3,903 41,762
Forestar Group, Inc.* 5,615 97,196
FRP Holdings, Inc.* 852 33,330
Griffin Industrial Realty, Inc. 535 26,322
Howard Hughes Corp. (The)* 253 13,457
Jones Lang LaSalle, Inc. 2,899 286,740
Marcus & Millichap, Inc.* 2,718 74,038
RE/MAX Holdings, Inc., Class
A 1,401 45,351
Realogy Holdings Corp. 9,434 85,472
St Joe Co. (The)* 839 17,292
Tejon Ranch Co.* 3,020 43,337
781,144
Road & Rail 1.4%
AMERCO 824 261,810
ArcBest Corp. 2,132 64,791
Common Stocks
Shares Value ($)
Road & Rail
Covenant Logistics Group,
Inc., Class A* 2,293 38,637
Heartland Express, Inc. 2,419 49,069
Hertz Global Holdings, Inc.* 10,391 15,067
Knight-Swift Transportation
Holdings, Inc. 952 41,402
Marten Transport Ltd. 3,090 82,256
PAM Transportation Services,
Inc.* 559 15,686
Patriot Transportation Holding,
Inc. 156 1,406
Ryder System, Inc. 2,107 77,179
Saia, Inc.*(a) 822 98,188
Schneider National, Inc., Class
B 2,528 63,529
Universal Logistics Holdings,
Inc. 1,705 31,321
US Xpress Enterprises, Inc.,
Class A* 228 2,088
USA Truck, Inc.* 1,450 14,167
Werner Enterprises, Inc. 2,840 124,917
981,513
Semiconductors & Semiconductor Equipment 1.7%
Alpha & Omega
Semiconductor Ltd.* 3,413 37,168
Amkor Technology, Inc.* 21,105 286,922
Amtech Systems, Inc.* 2,835 14,600
Axcelis Technologies, Inc.* 2,232 65,665
Diodes, Inc.* 1,991 102,437
First Solar, Inc.* 894 53,238
FormFactor , Inc.* 1,118 32,243
Ichor Holdings Ltd.* 1,024 33,608
inTEST Corp.* 3,095 14,454
Kulicke & Soffa Industries, Inc. 3,369 79,845
NeoPhotonics Corp.* 4,701 42,826
ON Semiconductor Corp.* 9,552 196,771
Onto Innovation, Inc.* 1,875 70,913
Photronics , Inc.* 4,421 52,521
SMART Global Holdings, Inc.* 1,200 33,468
Ultra Clean Holdings, Inc.* 2,764 83,169
1,199,848
Software 0.7%
Aware, Inc.* 1,965 5,836
BSQUARE Corp.* 700 1,036
Ebix , Inc. 2,067 45,588
J2 Global, Inc.* 2,263 128,357
LogMeIn, Inc. 1,376 118,075
Xperi Holding Corp. 12,453 229,633
528,525
Specialty Retail 4.3%
Aaron's, Inc. 3,432 179,082
Abercrombie & Fitch Co.,
Class A 6,288 60,553
American Eagle Outfitters, Inc. 13,864 138,640
Asbury Automotive Group,
Inc.* 976 97,746
At Home Group, Inc.*(a) 4,466 55,468
AutoNation, Inc.* 6,122 314,304

Nationwide U.S. Small Cap Value Fund - July 31, 2020 (Unaudited) - Statement of Investments - 53
Common Stocks
Shares Value ($)
Specialty Retail
Bed Bath & Beyond, Inc.(a) 9,976 107,940
Big 5 Sporting Goods Corp. 1,914 10,718
Boot Barn Holdings, Inc.* 1,497 28,982
Buckle, Inc. (The) 2,711 43,457
Caleres , Inc. 3,629 22,899
Cato Corp. (The), Class A 1,843 13,251
Citi Trends, Inc.(a) 1,494 25,727
Conn's, Inc.* 2,640 26,294
Container Store Group, Inc.
(The)* 6,565 22,649
Designer Brands, Inc., Class A 5,316 31,418
Dick's Sporting Goods, Inc. 4,587 209,259
Foot Locker, Inc. 7,388 217,133
GameStop Corp., Class A* 9,043 36,262
Genesco, Inc.* 1,503 23,372
Group 1 Automotive, Inc. 737 61,923
Guess?, Inc.(a) 4,707 48,670
Haverty Furniture Cos., Inc. 1,834 26,080
Hibbett Sports, Inc.* 2,306 53,476
Hudson Ltd., Class A* 1,000 4,380
Lithia Motors, Inc., Class A 1,590 364,349
MarineMax , Inc.* 2,496 69,239
Monro , Inc. 670 37,721
ODP Corp. (The) 2,598 57,338
Penske Automotive Group,
Inc. 5,269 236,157
Rent-A-Center, Inc. 846 24,466
Shoe Carnival, Inc. 1,568 38,494
Signet Jewelers Ltd.(a) 4,404 47,299
Sonic Automotive, Inc., Class
A 2,441 93,051
Tandy Leather Factory, Inc.* 1,309 4,110
Tilly's, Inc., Class A 2,890 17,369
TravelCenters of America,
Inc.* 453 6,333
Urban Outfitters, Inc.* 9,274 153,392
Zumiez , Inc.* 2,529 58,420
3,067,421
Technology Hardware, Storage & Peripherals 0.5%
AstroNova , Inc. 765 5,263
Intevac, Inc.* 3,894 23,053
Stratasys Ltd.* 2,237 33,510
Super Micro Computer, Inc.* 1,738 52,670
Xerox Holdings Corp. 14,519 241,741
356,237
Textiles, Apparel & Luxury Goods 1.3%
Capri Holdings Ltd.* 4,188 62,736
Culp, Inc. 2,016 22,377
Delta Apparel, Inc.* 158 2,225
Fossil Group, Inc.* 3,794 12,558
G-III Apparel Group Ltd.* 2,785 27,544
Lakeland Industries, Inc.*(a) 1,538 36,389
Movado Group, Inc. 1,572 15,154
Oxford Industries, Inc. 1,020 43,799
PVH Corp.(a) 7,819 380,472
Ralph Lauren Corp. 1,853 132,119
Rocky Brands, Inc. 1,432 32,578
Skechers USA, Inc., Class A* 315 9,223
Superior Group of Cos., Inc. 1,724 33,187
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods
Unifi, Inc.* 2,251 26,922
Vera Bradley, Inc.* 3,532 15,488
Wolverine World Wide, Inc. 4,122 99,093
951,864
Thrifts & Mortgage Finance 2.5%
Axos Financial, Inc.* 3,760 84,262
Bridgewater Bancshares, Inc.* 862 8,008
Capitol Federal Financial, Inc. 10,275 99,154
ESSA Bancorp, Inc. 1,116 14,062
Federal Agricultural Mortgage
Corp., Class C 469 27,910
First Place Financial Corp.*^∞ 367 0
Flagstar Bancorp, Inc. 6,124 192,171
FS Bancorp, Inc. 194 7,372
Home Bancorp, Inc. 1,283 29,996
HomeStreet , Inc. 2,228 58,908
Kearny Financial Corp. 7,926 63,725
Merchants Bancorp 700 12,901
Meridian Bancorp, Inc. 3,111 35,481
Meta Financial Group, Inc. 1,451 27,076
Mr. Cooper Group, Inc.* 7,302 119,242
New York Community
Bancorp, Inc. 24,761 260,733
Northfield Bancorp, Inc. 5,085 48,867
Northwest Bancshares, Inc. 4,854 47,812
PCSB Financial Corp. 1,126 12,521
PennyMac Financial Services,
Inc. 956 46,137
Premier Financial Corp. 2,663 47,082
Provident Financial Holdings,
Inc. 1,703 20,777
Provident Financial Services,
Inc. 3,510 47,911
Radian Group, Inc. 3,835 57,218
Riverview Bancorp, Inc. 3,853 18,803
Southern Missouri Bancorp,
Inc. 598 13,042
Sterling Bancorp, Inc. 1,475 4,499
Territorial Bancorp, Inc. 1,453 31,922
Timberland Bancorp, Inc. 690 11,495
TrustCo Bank Corp. 8,349 48,341
Walker & Dunlop, Inc. 1,301 65,583
Washington Federal, Inc. 3,311 77,279
Waterstone Financial, Inc.(a) 3,737 57,101
Western New England
Bancorp, Inc. 4,598 23,174
WSFS Financial Corp. 2,815 80,312
1,800,877
Tobacco 0.1%
Universal Corp. 1,067 44,985
Trading Companies & Distributors 2.3%
Air Lease Corp. 6,611 173,340
Applied Industrial
Technologies, Inc. 1,022 64,509
Beacon Roofing Supply, Inc.* 8,479 264,206
BMC Stock Holdings, Inc.* 2,277 58,291
CAI International, Inc.* 1,776 30,565
DXP Enterprises, Inc.* 1,761 29,726

54 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide U.S. Small Cap Value Fund
Common Stocks
Shares Value ($)
Trading Companies & Distributors
GATX Corp. 3,197 194,985
GMS, Inc.* 2,696 63,167
H&E Equipment Services, Inc. 1,994 35,074
Herc Holdings, Inc.* 1,162 38,973
Houston Wire & Cable Co.* 5,159 12,949
Lawson Products, Inc.* 901 26,922
MRC Global, Inc.* 1,120 6,664
MSC Industrial Direct Co., Inc.,
Class A 1,454 95,979
NOW, Inc.* 8,873 69,919
Rush Enterprises, Inc., Class A 2,058 97,920
Textainer Group Holdings Ltd.* 4,802 40,529
Titan Machinery, Inc.* 3,049 33,127
Triton International Ltd. 4,008 126,132
Univar Solutions, Inc.* 2,145 37,902
Veritiv Corp.* 2,525 38,658
WESCO International, Inc.* 2,854 110,935
Willis Lease Finance Corp.* 352 6,864
1,657,336
Transportation Infrastructure 0.3%
Macquarie Infrastructure Corp.
(a) 6,480 194,141
Wireless Telecommunication Services 0.4%
Spok Holdings, Inc. 3,314 33,206
Telephone and Data Systems,
Inc. 7,466 144,990
United States Cellular Corp.* 4,355 129,213
307,409
Total Common Stocks
(cost $78,233,132) 71,022,269
Preferred Stock 0.0%
†
Trading Companies & Distributors 0.0%
†
WESCO International,
Inc., Series A(US Treasury
Yield Curve Rate T Note
Constant Maturity 5 Year +
10.33%), (b) 2,212 59,989
Total Preferred Stock
(cost $58,728) 59,989
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Achillion Pharmaceuticals,
Inc., CVR*∞ 12,733 5,857
Diversified Financial Services 0.0%
†
First Eagle Private Credit LLC,
CVR*^∞ 8,788 893
Media 0.0%
†
Media General, Inc., CVR*^∞ 5,993 0
Total Rights
(cost $34,705) 6,750
Short-Term Investment 1.7%
Shares Value ($)
Money Market Fund 1.7%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.09%(c)(d) 1,179,626 1,179,626
Total Short-Term Investment
(cost $1,179,626) 1,179,626
Repurchase Agreement 0.2%
Principal
Amount ($)
BNP Paribas Securities
Corp.,
0.07%, dated 7/31/2020,
due 8/3/2020, repurchase
price $132,542,
collateralized by U.S.
Treasury Note, 1.50%,
maturing 8/15/2026; total
market value $136,016.(d) 132,541 132,541
Total Repurchase Agreement
(cost $132,541) 132,541
Total Investments
(cost $79,638,732) — 101.3% 72,401,175
Liabilities in excess of other assets — (1.3)% (957,364)
NET ASSETS — 100.0%
$ 71,443,811
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at July 31,
2020. The total value of securities on loan at July 31, 2020 was $3,469,219, which was collateralized by cash used to
purchase a money market fund and a repurchase agreement
with a value of $1,179,626 and $132,541, respectively, and
by $2,269,852 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 4.50%, and maturity dates ranging from 8/31/2020 –
11/15/2048; total value of $3,582,019.
(b) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2020.
(c) Represents 7-day effective yield as of July 31, 2020.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2020 was $1,312,167.
CVR Contingent Value Rights

Nationwide U.S. Small Cap Value Fund - July 31, 2020 (Unaudited) - Statement of Investments - 55
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

56 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide U.S. Small Cap Value Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 445,467 $ – $ – $ 445,467
Air Freight & Logistics 645,845 – – 645,845
Airlines 665,741 – – 665,741
Auto Components 1,831,456 – – 1,831,456
Automobiles 176,154 – – 176,154
Banks 10,628,438 – – 10,628,438
Beverages 57,078 – – 57,078
Biotechnology 288,830 – – 288,830
Building Products 1,225,532 – – 1,225,532
Capital Markets 1,279,144 – – 1,279,144
Chemicals 2,229,565 – – 2,229,565
Commercial Services & Supplies 1,485,579 – – 1,485,579
Communications Equipment 642,687 – – 642,687
Construction & Engineering 1,490,486 – – 1,490,486
Construction Materials 210,454 – – 210,454
Consumer Finance 1,223,518 – – 1,223,518
Containers & Packaging 662,828 – – 662,828
Distributors 108,377 – – 108,377
Diversified Consumer Services 613,031 – – 613,031
Diversified Financial Services 403,591 – – 403,591
Diversified Telecommunication Services 389,928 – – 389,928
Electrical Equipment 930,713 – – 930,713
Electronic Equipment, Instruments &
Components 2,963,363 – – 2,963,363
Energy Equipment & Services 1,026,981 – – 1,026,981
Entertainment 305,726 – – 305,726
Food & Staples Retailing 850,212 – – 850,212
Food Products 1,628,248 – – 1,628,248
Health Care Equipment & Supplies 386,765 – – 386,765
Health Care Providers & Services 1,768,865 – – 1,768,865
Health Care Technology 263,104 – – 263,104
Hotels, Restaurants & Leisure 883,256 – – 883,256
Household Durables 2,787,807 – – 2,787,807
Household Products 190,745 – – 190,745
Independent Power and Renewable
Electricity Producers – 48,375 – 48,375
Insurance 3,594,495 – – 3,594,495
Interactive Media & Services 243,341 – – 243,341
Internet & Direct Marketing Retail 489,393 – – 489,393
IT Services 702,948 – – 702,948
Leisure Products 400,281 – – 400,281
Life Sciences Tools & Services 27,592 – – 27,592
Machinery 3,879,435 – – 3,879,435
Marine 347,246 – – 347,246
Media 1,395,278 – – 1,395,278
Metals & Mining 1,938,381 – – 1,938,381
Multiline Retail 423,162 – – 423,162
Oil, Gas & Consumable Fuels 2,910,370 – – 2,910,370
Paper & Forest Products 492,111 – – 492,111
Personal Products 252,637 – – 252,637
Pharmaceuticals 300,648 – – 300,648
Professional Services 1,015,762 – – 1,015,762
Real Estate Management & Development 781,144 – – 781,144
Road & Rail 981,513 – – 981,513
Semiconductors & Semiconductor
Equipment 1,199,848 – – 1,199,848
Software 528,525 – – 528,525
Specialty Retail 3,067,421 – – 3,067,421

Nationwide U.S. Small Cap Value Fund - July 31, 2020 (Unaudited) - Statement of Investments - 57
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
Transfers into or out of Level 3 are generally due to a change in market value methodology.
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Technology Hardware, Storage &
Peripherals $ 356,237 $ – $ – $ 356,237
Textiles, Apparel & Luxury Goods 951,864 – – 951,864
Thrifts & Mortgage Finance 1,800,877 – – 1,800,877
Tobacco 44,985 – – 44,985
Trading Companies & Distributors 1,657,336 – – 1,657,336
Transportation Infrastructure 194,141 – – 194,141
Wireless Telecommunication Services 307,409 – – 307,409
Total Common Stocks $ 70,973,894 $ 48,375 $ – $ 71,022,269
Preferred Stock 59,989 – – 59,989
Repurchase Agreement – 132,541 – 132,541
Rights   – 5,857 893 6,750
Short-Term Investment 1,179,626 – – 1,179,626
Total $ 72,213,509 $ 186,773 $ 893 $ 72,401,175
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the period ended July 31, 2020, the Fund held five common stock investments and one rights investment that were categorized as Level 3 investments which were each valued at $0.
Common
Stocks Rights Total
Balance as of 10/31/2019 $ — $ 428 $428
Accrued Accretion/
(Amortization) — — —
Realized Gains (Losses) 6,037 5,416 11,453
Purchases — — —
Sales (6,037) (5,416) (11,453)
Change in Unrealized
Appreciation/
Depreciation — 465 465
Transfers into Level 3 — — —
Transfers out of Level 3 — — —
Balance as of 7/31/2020 $ — $ 893 $893
Change in Unrealized
Appreciation/
Depreciation for
Investments Still held as
of 7/31/2020 $ — $ 465 $465
Amounts designated as "−" are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

58 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide WCM Focused Small Cap Fund
Common Stocks 92.2%
Shares Value ($)
Auto Components 2.6%
Dorman Products, Inc.* 18,911 1,545,974
Biotechnology 2.7%
Emergent BioSolutions , Inc.* 14,255 1,585,726
Building Products 2.1%
American Woodmark Corp.* 15,404 1,241,870
Capital Markets 10.5%
Focus Financial Partners, Inc.,
Class A* 92,555 3,419,907
Virtus Investment Partners,
Inc. 21,094 2,867,097
6,287,004
Chemicals 1.2%
Chase Corp. 7,243 728,356
Commercial Services & Supplies 16.6%
BrightView Holdings, Inc.* 71,107 861,817
Healthcare Services Group,
Inc. 104,355 2,733,058
KAR Auction Services, Inc. 115,208 1,743,097
SP Plus Corp.* 57,364 911,514
UniFirst Corp. 15,430 2,877,386
US Ecology, Inc.(a) 22,950 795,906
9,922,778
Construction & Engineering 2.5%
EMCOR Group, Inc. 21,791 1,492,683
Electrical Equipment 4.6%
EnerSys 41,280 2,776,493
Electronic Equipment, Instruments & Components 5.8%
ePlus , Inc.* 36,544 2,723,990
FLIR Systems, Inc. 18,048 751,879
3,475,869
Health Care Equipment & Supplies 2.1%
Natus Medical, Inc.* 68,886 1,279,902
Health Care Providers & Services 3.7%
Addus HomeCare Corp.* 23,234 2,239,990
Insurance 3.8%
Enstar Group Ltd.* 13,429 2,255,401
IT Services 4.7%
Cass Information Systems,
Inc. 25,655 919,219
Verra Mobility Corp.* 186,457 1,907,455
2,826,674
Machinery 3.1%
Crane Co. 32,829 1,857,137
Media 1.6%
Hemisphere Media Group,
Inc.* 109,083 959,930
Paper & Forest Products 0.8%
Neenah, Inc. 11,023 491,736
Real Estate Management & Development 3.9%
Jones Lang LaSalle, Inc. 23,711 2,345,255
Road & Rail 2.0%
Landstar System, Inc. 9,730 1,184,919
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment 4.6%
Cabot Microelectronics Corp. 18,125 2,731,800
Software 4.5%
Manhattan Associates, Inc.* 28,406 2,721,011
Specialty Retail 4.5%
America's Car-Mart, Inc.* 28,011 2,665,527
Trading Companies & Distributors 4.3%
Beacon Roofing Supply, Inc.* 82,544 2,572,071
Total Investments
(cost $54,979,630) — 92.2% 55,188,106
Other assets in excess of liabilities — 7.8% 4,679,603
NET ASSETS — 100.0%
$ 59,867,709
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at July 31,
2020. The total value of securities on loan at July 31, 2020 was $40,645, which was collateralized by $42,274 in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 4.50%, and maturity dates ranging from
8/31/2020 – 11/15/2048.

Nationwide WCM Focused Small Cap Fund - July 31, 2020 (Unaudited) - Statement of Investments - 59
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 55,188,106 $ – $ – $ 55,188,106
Total $ 55,188,106 $ – $ – $ 55,188,106
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report

60 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Ziegler Equity Income Fund
Common Stocks 98.8%
Shares Value ($)
Aerospace & Defense 1.3%
Raytheon Technologies Corp. 5,151 291,959
Air Freight & Logistics 1.8%
United Parcel Service, Inc.,
Class B 2,799 399,585
Banks 10.9%
Bank of America Corp. 24,779 616,502
JPMorgan Chase & Co. 7,980 771,187
PNC Financial Services
Group, Inc. (The) 4,735 505,082
Truist Financial Corp. 14,451 541,335
2,434,106
Beverages 1.7%
Coca-Cola Co. (The) 8,056 380,565
Biotechnology 3.8%
AbbVie, Inc. 2,855 270,968
Amgen, Inc. 1,510 369,452
Gilead Sciences, Inc. 2,959 205,739
846,159
Capital Markets 4.7%
BlackRock, Inc. 509 292,680
Evercore , Inc., Class A 3,485 192,721
Invesco Ltd. 29,577 296,953
Morgan Stanley 5,196 253,980
1,036,334
Chemicals 1.5%
Dow, Inc. 8,270 339,566
Communications Equipment 1.6%
Cisco Systems, Inc. 7,421 349,529
Consumer Finance 1.1%
Discover Financial Services 4,786 236,572
Containers & Packaging 2.1%
International Paper Co. 7,185 249,966
Packaging Corp. of America 2,236 214,924
464,890
Diversified Telecommunication Services 3.2%
Verizon Communications, Inc. 12,502 718,615
Electric Utilities 6.2%
Duke Energy Corp. 3,119 264,304
Entergy Corp. 2,956 310,764
NRG Energy, Inc. 9,144 309,159
PPL Corp. 9,875 262,872
Southern Co. (The) 4,346 237,335
1,384,434
Electrical Equipment 1.8%
Eaton Corp. plc 4,395 409,306
Energy Equipment & Services 0.6%
Schlumberger Ltd. 7,935 143,941
Equity Real Estate Investment Trusts (REITs) 5.2%
AvalonBay Communities, Inc. 2,137 327,218
Crown Castle International
Corp. 2,119 353,237
Duke Realty Corp. 11,612 466,686
1,147,141
Common Stocks
Shares Value ($)
Food & Staples Retailing 3.2%
Walgreens Boots Alliance, Inc. 5,097 207,499
Walmart, Inc. 3,831 495,731
703,230
Health Care Providers & Services 4.4%
Cardinal Health, Inc. 6,773 369,941
CVS Health Corp. 9,663 608,189
978,130
Hotels, Restaurants & Leisure 0.7%
McDonald's Corp. 817 158,727
Household Durables 1.8%
Whirlpool Corp. 2,447 399,155
Household Products 3.2%
Kimberly-Clark Corp. 2,739 416,438
Procter & Gamble Co. (The) 2,227 292,004
708,442
Industrial Conglomerates 1.2%
3M Co. 1,758 264,526
Insurance 4.8%
Aflac, Inc. 7,798 277,375
American Financial Group, Inc. 4,020 244,295
MetLife, Inc. 14,570 551,475
1,073,145
IT Services 1.7%
International Business
Machines Corp. 3,014 370,541
Machinery 3.6%
Caterpillar, Inc. 3,834 509,462
Cummins, Inc. 1,480 286,025
795,487
Media 3.4%
Comcast Corp., Class A 12,780 546,984
Omnicom Group, Inc. 3,756 201,810
748,794
Mortgage Real Estate Investment Trusts (REITs) 0.4%
Chimera Investment Corp. 11,157 100,301
Multiline Retail 2.1%
Target Corp. 3,735 470,162
Oil, Gas & Consumable Fuels 4.3%
Chevron Corp. 5,059 424,652
Exxon Mobil Corp. 6,694 281,684
Valero Energy Corp. 4,521 254,216
960,552
Pharmaceuticals 6.1%
Johnson & Johnson 5,049 735,942
Merck & Co., Inc. 3,445 276,427
Pfizer, Inc. 9,175 353,054
1,365,423
Road & Rail 1.2%
Union Pacific Corp. 1,573 272,680
Semiconductors & Semiconductor Equipment 4.4%
Broadcom, Inc. 1,141 361,412
Intel Corp. 7,769 370,814

Nationwide Ziegler Equity Income Fund - July 31, 2020 (Unaudited) - Statement of Investments - 61
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Maxim Integrated Products,
Inc. 3,606 245,533
977,759
Specialty Retail 2.3%
Best Buy Co., Inc. 5,179 515,777
Technology Hardware, Storage & Peripherals 2.0%
Hewlett Packard Enterprise
Co. 22,166 218,779
Seagate Technology plc 5,101 230,667
449,446
Tobacco 0.5%
Altria Group, Inc. 2,647 108,924
Total Common Stocks
(cost $21,065,458) 22,003,903
Exchange Traded Fund 0.7%
Equity Fund 0.7%
Vanguard Value ETF 1,370 141,535
Total Exchange Traded Fund
(cost $124,269) 141,535
Total Investments
(cost $21,189,727) — 99.5% 22,145,438
Other assets in excess of liabilities — 0.5% 119,125
NET ASSETS — 100.0%
$ 22,264,563
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

62 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Ziegler Equity Income Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

Nationwide Ziegler Equity Income Fund - July 31, 2020 (Unaudited) - Statement of Investments - 63
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 22,003,903 $ – $ – $ 22,003,903
Exchange Traded Fund 141,535 – – 141,535
Total $ 22,145,438 $ – $ – $ 22,145,438
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Destination 2065 Fund - July 31, 2020 (Unaudited) - Statement of Investments - 1
Investment Companies 90.3%
Shares Value ($)
Equity Funds 85.1%
Nationwide International Index
Fund, Class R6(a) 31,710 231,169
Nationwide Mid Cap Market
Index Fund, Class R6(a) 6,218 88,293
Nationwide Multi-Cap Portfolio,
Class R6(a) 51,109 571,913
Nationwide Small Cap Index
Fund, Class R6(a) 3,901 35,070
Total Equity Funds
(cost $882,790) 926,445
Fixed Income Funds 5.2%
Nationwide Bond Index Fund,
Class R6(a) 4,030 48,165
Nationwide Core Plus Bond
Fund, Class R6(a) 837 9,184
Total Fixed Income Funds
(cost $55,922) 57,349
Total Investment Companies
(cost $938,712) 983,794
Exchange Traded Funds 9.7%
Shares Value ($)
Equity Fund 8.8%
iShares Core MSCI Emerging
Markets ETF 1,847 95,508
Fixed Income Fund 0.9%
iShares 20+ Year Treasury Bond
ETF 58 9,918
Total Exchange Traded Funds
(cost $98,473) 105,426
Total Investments
(cost $1,037,185) — 100.0% 1,089,220
Liabilities in excess of other assets — 0.0%
†
(162)
NET ASSETS — 100.0% $ 1,089,058
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

2 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Destination 2065 Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 105,426 $ – $ – $ 105,426
Investment Companies 983,794 – – 983,794
Total $ 1,089,220 $ – $ – $ 1,089,220
Amounts designated as "−" are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Destination 2025 Fund - July 31, 2020 (Unaudited) - Statement of Investments - 3
Investment Companies 88.3%
Shares Value ($)
Alternative Assets 3.9%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 1,151,329 11,375,128
Total Alternative Assets
(cost $11,632,555) 11,375,128
Equity Funds 48.9%
Nationwide International Index
Fund, Class R6(a) 5,349,405 38,997,162
Nationwide Mid Cap Market
Index Fund, Class R6(a) 632,687 8,984,149
Nationwide Multi-Cap Portfolio,
Class R6(a) 7,869,069 88,054,885
Nationwide Small Cap Index
Fund, Class R6(a) 555,770 4,996,374
Total Equity Funds
(cost $131,251,077) 141,032,570
Fixed Income Funds 35.5%
Nationwide Bond Index Fund,
Class R6(a) 6,047,547 72,268,189
Nationwide Core Plus Bond
Fund, Class R6(a) 2,043,737 22,419,797
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 709,781 7,708,219
Total Fixed Income Funds
(cost $94,565,788) 102,396,205
Total Investment Companies
(cost $237,449,420) 254,803,903
Exchange Traded Funds 6.8%
Shares Value ($)
Equity Fund 3.9%
iShares Core MSCI Emerging
Markets ETF 217,854 11,265,231
Fixed Income Fund 2.9%
iShares 20+ Year Treasury Bond
ETF 48,425 8,280,675
Total Exchange Traded Funds
(cost $17,783,883) 19,545,906
Investment Contract 4.9%
Principal
Amount ($)
Nationwide Contract, 2.25%
^∞(a)(b) 14,200,898 14,200,898
Total Investment Contract
(cost $14,200,898) 14,200,898
Total Investments
(cost $269,434,201) — 100.0% 288,550,707
Liabilities in excess of other assets — 0.0%
†
(113,597)
NET ASSETS — 100.0% $ 288,437,110
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
ETF Exchange Traded Fund

4 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Destination 2025 Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 19,545,906 $ – $ – $ 19,545,906
Investment Companies 254,803,903 – – 254,803,903
Investment Contract – – 14,200,898 14,200,898
Total $ 274,349,809 $ – $ 14,200,898 $ 288,550,707
Amounts designated as "−" are zero or have been rounded to zero.

Nationwide Destination 2025 Fund - July 31, 2020 (Unaudited) - Statement of Investments - 5
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
*    NFA can increase or redeem all or a portion of each Fund’s investment in the Nationwide contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investment in the Nationwide Contract at its discretion. The Fair Value Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
Investment
Contract Total
Balance as of October 31, 2019 $ 26,991,856 $ 26,991,856
Purchases
*
4,659,885 4,659,885
Sales (17,450,843) (17,450,843)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of July 31, 2020 $ 14,200,898 $ 14,200,898
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.25% (2.25%)
Daily Transactions $1.00 ($1.00)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Destination 2030 Fund
Investment Companies 91.6%
Shares Value ($)
Alternative Assets 2.9%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 887,650 8,769,987
Total Alternative Assets
(cost $9,041,222) 8,769,987
Equity Funds 59.9%
Nationwide International Index
Fund, Class R6(a) 7,075,178 51,578,048
Nationwide Mid Cap Market
Index Fund, Class R6(a) 930,023 13,206,328
Nationwide Multi-Cap Portfolio,
Class R6(a) 9,945,486 111,289,988
Nationwide Small Cap Index
Fund, Class R6(a) 748,844 6,732,112
Total Equity Funds
(cost $174,268,975) 182,806,476
Fixed Income Funds 28.8%
Nationwide Bond Index Fund,
Class R6(a) 5,347,426 63,901,738
Nationwide Core Plus Bond
Fund, Class R6(a) 1,849,418 20,288,119
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 335,604 3,644,661
Total Fixed Income Funds
(cost $81,004,594) 87,834,518
Total Investment Companies
(cost $264,314,791) 279,410,981
Exchange Traded Funds 6.9%
Shares Value ($)
Equity Fund 5.3%
iShares Core MSCI Emerging
Markets ETF 313,760 16,224,530
Fixed Income Fund 1.6%
iShares 20+ Year Treasury Bond
ETF 28,192 4,820,832
Total Exchange Traded Funds
(cost $20,575,934) 21,045,362
Investment Contract 1.5%
Principal
Amount ($)
Nationwide Contract, 2.25%
^∞(a)(b) 4,665,064 4,665,064
Total Investment Contract
(cost $4,665,064) 4,665,064
Total Investments
(cost $289,555,789) — 100.0% 305,121,407
Liabilities in excess of other assets — 0.0%
†
(112,931)
NET ASSETS — 100.0% $ 305,008,476
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
ETF Exchange Traded Fund

Nationwide Destination 2030 Fund - July 31, 2020 (Unaudited) - Statement of Investments - 7
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 21,045,362 $ – $ – $ 21,045,362
Investment Companies 279,410,981 – – 279,410,981
Investment Contract – – 4,665,064 4,665,064
Total $ 300,456,343 $ – $ 4,665,064 $ 305,121,407
Amounts designated as "−" are zero or have been rounded to zero.

8 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Destination 2030 Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
*    NFA can increase or redeem all or a portion of each Fund’s investment in the Nationwide contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investment in the Nationwide Contract at its discretion. The Fair Value Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
Investment
Contract Total
Balance as of October 31, 2019 $ 13,179,520 $ 13,179,520
Purchases
*
1,892,652 1,892,652
Sales (10,407,108) (10,407,108)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of July 31, 2020 $ 4,665,064 $ 4,665,064
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.25% (2.25%)
Daily Transactions $1.00 ($1.00)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Destination 2035 Fund - July 31, 2020 (Unaudited) - Statement of Investments - 9
Investment Companies 90.0%
Shares Value ($)
Alternative Assets 2.5%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 644,547 6,368,129
Total Alternative Assets
(cost $6,637,910) 6,368,129
Equity Funds 70.2%
Nationwide International Index
Fund, Class R6(a) 6,739,238 49,129,048
Nationwide Mid Cap Market
Index Fund, Class R6(a) 961,741 13,656,724
Nationwide Multi-Cap Portfolio,
Class R6(a) 9,639,771 107,869,032
Nationwide Small Cap Index
Fund, Class R6(a) 741,067 6,662,196
Total Equity Funds
(cost $170,542,395) 177,317,000
Fixed Income Funds 17.3%
Nationwide Bond Index Fund,
Class R6(a) 2,856,304 34,132,832
Nationwide Core Plus Bond
Fund, Class R6(a) 845,291 9,272,846
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 34,789 377,810
Total Fixed Income Funds
(cost $40,627,847) 43,783,488
Total Investment Companies
(cost $217,808,152) 227,468,617
Exchange Traded Funds 9.1%
Shares Value ($)
Equity Fund 7.0%
iShares Core MSCI Emerging
Markets ETF 343,204 17,747,079
Fixed Income Fund 2.1%
iShares 20+ Year Treasury Bond
ETF 30,773 5,262,183
Total Exchange Traded Funds
(cost $22,389,860) 23,009,262
Investment Contract 0.9%
Principal
Amount ($)
Nationwide Contract, 2.25%
^∞(a)(b) 2,151,968 2,151,968
Total Investment Contract
(cost $2,151,968) 2,151,968
Total Investments
(cost $242,349,980) — 100.0% 252,629,847
Liabilities in excess of other assets — 0.0%
†
(107,036)
NET ASSETS — 100.0% $ 252,522,811
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
ETF Exchange Traded Fund

10 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Destination 2035 Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 23,009,262 $ – $ – $ 23,009,262
Investment Companies 227,468,617 – – 227,468,617
Investment Contract – – 2,151,968 2,151,968
Total $ 250,477,879 $ – $ 2,151,968 $ 252,629,847
Amounts designated as "−" are zero or have been rounded to zero.

Nationwide Destination 2035 Fund - July 31, 2020 (Unaudited) - Statement of Investments - 11
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
*    NFA can increase or redeem all or a portion of each Fund’s investment in the Nationwide contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investment in the Nationwide Contract at its discretion. The Fair Value Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
Investment
Contract Total
Balance as of October 31, 2019 $ 8,353,860 $ 8,353,860
Purchases
*
611,722 611,722
Sales (6,813,614) (6,813,614)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of July 31, 2020 $ 2,151,968 $ 2,151,968
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.25% (2.25%)
Daily Transactions $1.00 ($1.00)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Destination 2040 Fund
Investment Companies 90.1%
Shares Value ($)
Alternative Assets 0.6%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 125,149 1,236,476
Total Alternative Assets
(cost $1,223,239) 1,236,476
Equity Funds 76.9%
Nationwide International Index
Fund, Class R6(a) 5,820,911 42,434,444
Nationwide Mid Cap Market
Index Fund, Class R6(a) 1,001,883 14,226,742
Nationwide Multi-Cap Portfolio,
Class R6(a) 9,033,949 101,089,893
Nationwide Small Cap Index
Fund, Class R6(a) 640,269 5,756,019
Total Equity Funds
(cost $157,822,734) 163,507,098
Fixed Income Funds 12.6%
Nationwide Bond Index Fund,
Class R6(a) 1,698,497 20,297,036
Nationwide Core Plus Bond
Fund, Class R6(a) 592,235 6,496,821
Total Fixed Income Funds
(cost $24,838,813) 26,793,857
Total Investment Companies
(cost $183,884,786) 191,537,431
Exchange Traded Funds 9.4%
Equity Fund 7.4%
iShares Core MSCI Emerging
Markets ETF 305,012 15,772,170
Exchange Traded Funds
Shares Value ($)
Fixed Income Fund 2.0%
iShares 20+ Year Treasury Bond
ETF 24,920 4,261,320
Total Exchange Traded Funds
(cost $19,595,001) 20,033,490
Investment Contract 0.5%
Principal
Amount ($)
Nationwide Contract, 2.25%
^∞(a)(b) 1,150,677 1,150,677
Total Investment Contract
(cost $1,150,677) 1,150,677
Total Investments
(cost $204,630,464) — 100.0% 212,721,598
Liabilities in excess of other assets — 0.0%
†
(93,673)
NET ASSETS — 100.0% $ 212,627,925
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
ETF Exchange Traded Fund

Nationwide Destination 2040 Fund - July 31, 2020 (Unaudited) - Statement of Investments - 13
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 20,033,490 $ – $ – $ 20,033,490
Investment Companies 191,537,431 – – 191,537,431
Investment Contract – – 1,150,677 1,150,677
Total $ 211,570,921 $ – $ 1,150,677 $ 212,721,598
Amounts designated as "−" are zero or have been rounded to zero.

14 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Destination 2040 Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
*    NFA can increase or redeem all or a portion of each Fund’s investment in the Nationwide contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investment in the Nationwide Contract at its discretion. The Fair Value Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
Investment
Contract Total
Balance as of October 31, 2019 $ 4,521,729 $ 4,521,729
Purchases
*
579,328 579,328
Sales (3,950,380) (3,950,380)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of July 31, 2020 $ 1,150,677 $ 1,150,677
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.25% (2.25%)
Daily Transactions $1.00 ($1.00)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Destination 2045 Fund - July 31, 2020 (Unaudited) - Statement of Investments - 15
Investment Companies 90.5%
Shares Value ($)
Equity Funds 80.8%
Nationwide International Index
Fund, Class R6(a) 5,018,574 36,585,403
Nationwide Mid Cap Market
Index Fund, Class R6(a) 840,574 11,936,149
Nationwide Multi-Cap Portfolio,
Class R6(a) 7,869,982 88,065,103
Nationwide Small Cap Index
Fund, Class R6(a) 564,028 5,070,612
Total Equity Funds
(cost $136,293,752) 141,657,267
Fixed Income Funds 9.7%
Nationwide Bond Index Fund,
Class R6(a) 1,095,170 13,087,278
Nationwide Core Plus Bond
Fund, Class R6(a) 352,252 3,864,202
Total Fixed Income Funds
(cost $15,721,540) 16,951,480
Total Investment Companies
(cost $152,015,292) 158,608,747
Exchange Traded Funds 9.5%
Equity Fund 7.5%
iShares Core MSCI Emerging
Markets ETF 252,819 13,073,271
Exchange Traded Funds
Shares Value ($)
Fixed Income Fund 2.0%
iShares 20+ Year Treasury Bond
ETF 21,086 3,605,706
Total Exchange Traded Funds
(cost $16,318,770) 16,678,977
Investment Contract 0.0%
†
Principal
Amount ($)
Nationwide Contract, 2.25%
^∞(a)(b) 83,217 83,217
Total Investment Contract
(cost $83,217) 83,217
Total Investments
(cost $168,417,279) — 100.0% 175,370,941
Liabilities in excess of other assets — 0.0%
†
(76,644)
NET ASSETS — 100.0% $ 175,294,297
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
ETF Exchange Traded Fund

16 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Destination 2045 Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 16,678,977 $ – $ – $ 16,678,977
Investment Companies 158,608,747 – – 158,608,747
Investment Contract – – 83,217 83,217
Total $ 175,287,724 $ – $ 83,217 $ 175,370,941
Amounts designated as "−" are zero or have been rounded to zero.

Nationwide Destination 2045 Fund - July 31, 2020 (Unaudited) - Statement of Investments - 17
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
*    NFA can increase or redeem all or a portion of each Fund’s investment in the Nationwide contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investment in the Nationwide Contract at its discretion. The Fair Value Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
Investment
Contract Total
Balance as of October 31, 2019 $ 339,351 $ 339,351
Purchases
*
291,282 291,282
Sales (547,416) (547,416)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of July 31, 2020 $ 83,217 $ 83,217
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.25% (2.25%)
Daily Transactions $1.00 ($1.00)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Destination 2050 Fund
Investment Companies 90.1%
Shares Value ($)
Equity Funds 82.6%
Nationwide International Index
Fund, Class R6(a) 4,202,153 30,633,692
Nationwide Mid Cap Market
Index Fund, Class R6(a) 769,917 10,932,817
Nationwide Multi-Cap Portfolio,
Class R6(a) 6,641,539 74,318,818
Nationwide Small Cap Index
Fund, Class R6(a) 479,936 4,314,624
Total Equity Funds
(cost $116,041,285) 120,199,951
Fixed Income Funds 7.5%
Nationwide Bond Index Fund,
Class R6(a) 762,073 9,106,774
Nationwide Core Plus Bond
Fund, Class R6(a) 163,451 1,793,060
Total Fixed Income Funds
(cost $10,106,668) 10,899,834
Total Investment Companies
(cost $126,147,953) 131,099,785
Exchange Traded Funds 9.9%
Shares Value ($)
Equity Fund 7.8%
iShares Core MSCI Emerging
Markets ETF 220,399 11,396,832
Fixed Income Fund 2.1%
iShares 20+ Year Treasury Bond
ETF 17,669 3,021,399
Total Exchange Traded Funds
(cost $14,040,629) 14,418,231
Total Investments
(cost $140,188,582) — 100.0% 145,518,016
Liabilities in excess of other assets — 0.0%
†
(62,302)
NET ASSETS — 100.0% $ 145,455,714
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

Nationwide Destination 2050 Fund - July 31, 2020 (Unaudited) - Statement of Investments - 19
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 14,418,231 $ – $ – $ 14,418,231
Investment Companies 131,099,785 – – 131,099,785
Total $ 145,518,016 $ – $ – $ 145,518,016
Amounts designated as "−" are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Destination 2055 Fund
Investment Companies 90.6%
Shares Value ($)
Equity Funds 83.6%
Nationwide International Index
Fund, Class R6(a) 2,380,677 17,355,132
Nationwide Mid Cap Market
Index Fund, Class R6(a) 468,598 6,654,096
Nationwide Multi-Cap Portfolio,
Class R6(a) 3,830,993 42,868,814
Nationwide Small Cap Index
Fund, Class R6(a) 290,881 2,615,023
Total Equity Funds
(cost $67,128,077) 69,493,065
Fixed Income Funds 7.0%
Nationwide Bond Index Fund,
Class R6(a) 415,647 4,966,977
Nationwide Core Plus Bond
Fund, Class R6(a) 75,091 823,753
Total Fixed Income Funds
(cost $5,327,696) 5,790,730
Total Investment Companies
(cost $72,455,773) 75,283,795
Exchange Traded Funds 9.4%
Shares Value ($)
Equity Fund 8.2%
iShares Core MSCI Emerging
Markets ETF 131,398 6,794,591
Fixed Income Fund 1.2%
iShares 20+ Year Treasury Bond
ETF 6,164 1,054,044
Total Exchange Traded Funds
(cost $7,738,897) 7,848,635
Total Investments
(cost $80,194,670) — 100.0% 83,132,430
Liabilities in excess of other assets — 0.0%
†
(35,546)
NET ASSETS — 100.0% $ 83,096,884
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

Nationwide Destination 2055 Fund - July 31, 2020 (Unaudited) - Statement of Investments - 21
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 7,848,635 $ – $ – $ 7,848,635
Investment Companies 75,283,795 – – 75,283,795
Total $ 83,132,430 $ – $ – $ 83,132,430
Amounts designated as "−" are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Destination 2060 Fund
Investment Companies 90.7%
Shares Value ($)
Equity Funds 84.5%
Nationwide International Index
Fund, Class R6(a) 885,616 6,456,141
Nationwide Mid Cap Market
Index Fund, Class R6(a) 171,435 2,434,372
Nationwide Multi-Cap Portfolio,
Class R6(a) 1,418,643 15,874,620
Nationwide Small Cap Index
Fund, Class R6(a) 109,492 984,335
Total Equity Funds
(cost $24,931,355) 25,749,468
Fixed Income Funds 6.2%
Nationwide Bond Index Fund,
Class R6(a) 133,551 1,595,937
Nationwide Core Plus Bond
Fund, Class R6(a) 27,403 300,607
Total Fixed Income Funds
(cost $1,757,031) 1,896,544
Total Investment Companies
(cost $26,688,386) 27,646,012
Exchange Traded Funds 9.3%
Shares Value ($)
Equity Fund 8.3%
iShares Core MSCI Emerging
Markets ETF 49,088 2,538,340
Fixed Income Fund 1.0%
iShares 20+ Year Treasury Bond
ETF 1,810 309,510
Total Exchange Traded Funds
(cost $2,751,628) 2,847,850
Total Investments
(cost $29,440,014) — 100.0% 30,493,862
Liabilities in excess of other assets — 0.0%
†
(11,416)
NET ASSETS — 100.0% $ 30,482,446
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

Nationwide Destination 2060 Fund - July 31, 2020 (Unaudited) - Statement of Investments - 23
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 2,847,850 $ – $ – $ 2,847,850
Investment Companies 27,646,012 – – 27,646,012
Total $ 30,493,862 $ – $ – $ 30,493,862
Amounts designated as "−" are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Destination Retirement Fund
Investment Companies 84.9%
Shares Value ($)
Alternative Assets 5.7%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 1,482,508 14,647,177
Total Alternative Assets
(cost $14,768,339) 14,647,177
Equity Funds 33.5%
Nationwide International Index
Fund, Class R6(a) 2,750,564 20,051,611
Nationwide Mid Cap Market
Index Fund, Class R6(a) 318,053 4,516,359
Nationwide Multi-Cap Portfolio,
Class R6(a) 5,482,419 61,348,272
Total Equity Funds
(cost $77,047,339) 85,916,242
Fixed Income Funds 45.7%
Nationwide Bond Index Fund,
Class R6(a) 6,241,821 74,589,758
Nationwide Core Plus Bond
Fund, Class R6(a) 2,294,708 25,172,949
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,608,961 17,473,314
Total Fixed Income Funds
(cost $107,852,940) 117,236,021
Total Investment Companies
(cost $199,668,618) 217,799,440
Exchange Traded Funds 4.5%
Equity Fund 1.5%
iShares Core MSCI Emerging
Markets ETF 73,966 3,824,782
Exchange Traded Funds
Shares Value ($)
Fixed Income Fund 3.0%
iShares 20+ Year Treasury Bond
ETF 45,635 7,803,585
Total Exchange Traded Funds
(cost $10,553,780) 11,628,367
Investment Contract 10.7%
Principal
Amount ($)
Nationwide Contract, 2.25%
^∞(a)(b) 27,443,957 27,443,957
Total Investment Contract
(cost $27,443,957) 27,443,957
Total Investments
(cost $237,666,355) — 100.1% 256,871,764
Liabilities in excess of other assets — (0.1)% (162,083)
NET ASSETS — 100.0% $ 256,709,681
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
ETF Exchange Traded Fund

Nationwide Destination Retirement Fund - July 31, 2020 (Unaudited) - Statement of Investments - 25
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings
.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 11,628,367 $ – $ – $ 11,628,367
Investment Companies 217,799,440 – – 217,799,440
Investment Contract – – 27,443,957 27,443,957
Total $ 229,427,807 $ – $ 27,443,957 $ 256,871,764
Amounts designated as "−" are zero or have been rounded to zero.

26 - Statement of Investments - July 31, 2020 (Unaudited) - Nationwide Destination Retirement Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
*    NFA can increase or redeem all or a portion of each Fund’s investment in the Nationwide contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investment in the Nationwide Contract at its discretion. The Fair Value Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
Investment
Contract Total
Balance as of October 31, 2019 $ 12,893,005 $ 12,893,005
Purchases
*
23,174,994 23,174,994
Sales (8,624,042) (8,624,042)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of July 31, 2020 $ 27,443,957 $ 27,443,957
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.25% (2.25%)
Daily Transactions $1.00 ($1.00)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.